UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 38

Statement of Operations Page 38

Statements of Changes in Net Assets Page 39

Financial Highlights Page 40

Notes to the Financial Statements Page 41

Other Information Page 46

Statement Regarding the Trust’s Liquidity Risk Management Program Page 47

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA International Core Equity Fund	$1,000.00	$1,090.70	$5.24	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA International Core Equity Fund	$1,000.00	$1,019.79	$5.06	1.01%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	18.8%

Financials	16.4

Consumer Discretionary	12.8

Materials	11.5

Energy	7.9

Information Technology	7.4

Consumer Staples	7.4

Health Care	6.9

Communication Services	4.8

Utilities	3.0

Real Estate	2.1

Total Common Stocks and Preferred Stocks	99.0

Warrant	—†

Rights	—†

Short-Term Security Held as Collateral for Securities on Loan	0.7

Unaffiliated Investment Company	0.2

Total Investment Securities	99.9

Net other assets (liabilities)	0.1

Net Assets	100.0%

†	Represents less than 0.05%.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (1.1%):
4,461	Airbus SE	$644,799
17,862	Austal, Ltd.	28,420
512	Avon Rubber plc	5,536
17,326	Babcock International Group plc*	62,298
3,209	BAE Systems plc	37,857
1,760	Bombardier, Inc., Class B*	86,778
1,289	CAE, Inc.*	28,853
7,684	Chemring Group plc	27,657
283	Dassault Aviation SA	56,620
116	Elbit Systems, Ltd.	24,194
89	FACC AG*	592
1,523	Hensoldt AG	49,983
2,300	Heroux-Devtek, Inc.*	26,636
865	Kongsberg Gruppen ASA	39,364
13,483	Leonardo SpA	153,171
394	LISI	11,308
4,014	MDA, Ltd.*	24,758
20,239	Melrose Industries plc	130,262
894	MTU Aero Engines AG	231,617
351	OHB SE	12,233
12,902	QinetiQ Group plc	58,019
1,143	Rheinmetall AG	313,803
80,446	Rolls-Royce Holdings plc*	154,480
247	Saab AB, Class B	13,357
1,817	Safran SA	285,445
15,312	Senior plc	34,088
21,100	Singapore Technologies Engineering, Ltd.	57,577
938	Thales SA	140,394

		2,740,099

Air Freight & Logistics (0.8%):
2,500	AZ-COM MARUWA Holdings, Inc.	33,674
4,417	bpost SA	19,405
2,607	Cia de Distribucion Integral Logista Holdings SA	70,255
6,355	CTT-Correios de Portugal SA	24,177
11,892	Deutsche Post AG	580,659
1,842	DSV A/S	387,709
6,217	Freightways Group, Ltd.	31,789
1,000	Hamakyorex Co., Ltd.	26,697
107	ID Logistics Group*	31,538
4,998	InPost SA*	54,225
32,923	International Distributions Services plc	92,396
20,500	Kerry Network, Ltd.	24,244
1,800	Konoike Transport Co., Ltd.	20,736
958	Mainfreight, Ltd.	42,395
900	Mitsui-Soko Holdings Co., Ltd.	21,954
2,600	NIPPON EXPRESS HOLDINGS, INC.	146,650
534	Oesterreichische Post AG^	19,048
17,289	PostNL NV	30,120
2,000	Sankyu, Inc.	66,260
900	SBS Holdings, Inc.	20,021
3,900	Senko Group Holdings Co., Ltd.	28,098
5,100	SG Holdings Co., Ltd.	72,773
27,700	Singapore Post, Ltd.	9,244
300	Tonami Holdings Co., Ltd.	9,622
400	Trancom Co., Ltd.	18,287
5,312	Wincanton plc	16,979
2,000	Yamato Holdings Co., Ltd.	36,174

		1,935,129

Shares		Value
Common Stocks, continued
Automobile Components (3.4%):
1,000	Aisan Industry Co., Ltd.	$8,182
2,700	Aisin Corp.	83,469
7,300	Akebono Brake Industry Co., Ltd.*	7,167
1,027	AKWEL	15,119
2,478	ARB Corp, Ltd.	47,654
202	Autoneum Holding AG*	33,114
4,497	Bayerische Motoren Werke AG	552,252
1,920	Brembo SpA	28,487
8,700	Bridgestone Corp.	357,523
1,647	Bulten AB	15,194
2,286	CIE Automotive SA	69,973
12,224	Cie Generale des Etablissements Michelin SCA	361,322
1,743	Cie Plastic Omnium SA	30,659
12,732	CIR SpA-Compagnie Industriali*	5,262
1,653	Continental AG	124,565
2,800	Daido Metal Co., Ltd.	9,584
2,400	Daikyonishikawa Corp.	13,247
1,600	Denso Corp.	107,877
11,116	Dometic Group AB(a)	73,172
20,239	Dowlais Group plc*	32,624
1,800	Eagle Industry Co., Ltd.	21,969
673	EDAG Engineering Group AG	8,191
1,724	ElringKlinger AG	15,514
1,500	Exco Technologies, Ltd.	9,037
1,700	Exedy Corp.	28,698
2,300	FCC Co., Ltd.	30,009
342	Feintool International Holding AG	8,201
1,783	Forvia*	42,054
5,309	Forvia*	126,290
1,000	F-Tech, Inc.	6,513
4,000	Futaba Industrial Co., Ltd.	14,748
6,562	Gestamp Automocion SA(a)	30,871
1,400	G-Tekt Corp.	16,823
6,206	GUD Holdings, Ltd.	36,737
232	Hella GmbH & Co. KGaA	18,254
1,600	HI-LEX CORP.	13,332
10,100	Honda Motor Co., Ltd.	305,138
700	H-One Co., Ltd.	3,641
300	Imasen Electric Industrial	1,288
15,200	Isuzu Motors, Ltd.	185,079
19,355	Johnson Electric Holdings, Ltd.	24,783
7,400	JTEKT Corp.	67,552
1,800	Kasai Kogyo Co., Ltd.*	1,937
267	Kendrion NV	4,925
1,800	Koito Manufacturing Co., Ltd.	32,675
25,060	Kongsberg Automotive ASA*	5,732
1,000	KYB Corp.	35,262
1,933	Linamar Corp.	101,597
1,104	Magna International, Inc.	62,310
6,013	Magna International, Inc.	339,508
4,466	Martinrea International, Inc.	44,674
10,100	Mazda Motor Corp.	98,717
14,566	Mercedes-Benz Group AG	1,172,182
2,000	Mitsuba Corp.	11,343
22,500	Mitsubishi Motors Corp.	79,208
2,500	Musashi Seimitsu Industry Co., Ltd.	30,845
4,300	NHK SPRING Co., Ltd.	31,488
600	Nichirin Co., Ltd.	11,644
1,500	Nifco, Inc.	44,636

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Automobile Components, continued
2,200	Nippon Seiki Co., Ltd.	$15,033
20,000	Nissan Motor Co., Ltd.	82,602
6,300	Niterra Co., Ltd.	125,364
2,700	NOK Corp.	39,591
2,439	Nokian Renkaat Oyj	21,262
2,600	Pacific Industrial Co., Ltd.	23,586
10,683	Pirelli & C SpA(a)	52,893
6,300	Press Kogyo Co., Ltd.	27,008
3,582	PWR Holdings, Ltd.	20,746
5,773	Renault SA	243,561
400	Riken Corp.	8,720
1,900	Sanoh Industrial Co., Ltd.	11,401
2,535	Schaeffler AG	15,611
1,000	Seiren Co., Ltd.	17,197
2,400	Shoei Co., Ltd.	44,494
1,900	Stanley Electric Co., Ltd.	38,528
16,532	Stellantis NV	290,980
16,000	Subaru Corp.	302,753
12,700	Sumitomo Electric Industries, Ltd.	155,855
2,900	Sumitomo Riko Co., Ltd.	17,289
6,500	Sumitomo Rubber Industries, Ltd.	63,288
5,600	Suzuki Motor Corp.	203,518
300	T RAD Co., Ltd.	3,848
1,400	Tachi-S Co., Ltd.	15,123
800	Taiho Kogyo Co., Ltd.	5,212
8,119	TI Fluid Systems plc(a)	14,153
2,500	Tokai Rika Co., Ltd.	37,182
2,500	Topre Corp.	27,776
3,200	Toyo Tire Corp.	42,606
1,700	Toyoda Gosei Co., Ltd.	32,364
2,200	Toyota Boshoku Corp.	39,470
59,520	Toyota Motor Corp.	951,290
1,500	TPR Co., Ltd.	17,713
2,800	TS Tech Co., Ltd.	35,479
2,000	Unipres Corp.	16,189
9,310	Valeo	199,748
842	Vitesco Technologies Group AG*	69,328
9,185	Volvo Car AB, Class B*	36,535
7,800	Yamaha Motor Co., Ltd.	224,782
4,300	Yokohama Rubber Co., Ltd. (The)	94,630
600	Yorozu Corp.	3,989

		8,788,548

Automobiles (0.4%):
9,587	Aston Martin Lagonda Global Holdings plc*(a)	43,364
865	Dr Ing hc F Porsche AG(a)	107,349
398	Ferrari NV	130,287
488	Ferrari NV	158,702
298	Knaus Tabbert AG	19,693
2,700	Nissan Shatai Co., Ltd.	15,811
8,981	Piaggio & C SpA	37,308
23,341	Stellantis NV	410,208
294	Trigano SA	42,156
606	Volkswagen AG	101,095

		1,065,973

Banks (8.3%):
1,900	77 Bank, Ltd. (The)	34,042
6,117	ABN AMRO Bank NV(a)	95,135
536	Addiko Bank AG	7,135
36,960	AIB Group plc	155,483

Shares		Value
Common Stocks, continued
Banks, continued
1,500	Akita Bank, Ltd. (The)	$17,507
2,146	Aktia Bank Oyj	21,785
19,608	ANZ Group Holdings, Ltd.	310,861
3,500	Aozora Bank, Ltd.^	65,357
3,314	Auswide Bank, Ltd.	11,896
1,000	Awa Bank, Ltd. (The)	13,882
195	Banca Monte dei Paschi di Siena SpA*	491
19,969	Banca Popolare di Sondrio SCPA	83,449
37,367	Banco Bilbao Vizcaya Argentaria SA, ADR	286,979
61,495	Banco Bilbao Vizcaya Argentaria SA	474,125
63,397	Banco BPM SpA	295,129
374,521	Banco Comercial Portugues SA, Class R*	89,862
157,448	Banco de Sabadell SA	182,030
140,122	Banco Santander SA	519,871
6,287	Banco Santander SA, ADR	23,325
10,471	Bank Hapoalim BM	85,935
24,597	Bank Leumi Le-Israel BM	184,415
30,859	Bank of East Asia, Ltd. (The)	42,670
974	Bank of Georgia Group plc	36,186
39,103	Bank of Ireland Group plc	373,556
900	Bank of Iwate, Ltd. (The)	12,894
1,700	Bank of Kyoto, Ltd. (The)	85,409
4,062	Bank of Montreal	366,839
3,119	Bank of Montreal	281,713
500	Bank of Nagoya, Ltd. (The)	11,573
8,317	Bank of Nova Scotia (The)	416,183
4,100	Bank of Nova Scotia (The)^	205,155
18,984	Bank of Queensland, Ltd.	69,789
2,000	Bank of The Ryukyus, Ltd.	12,768
11,390	Bankinter SA	70,226
71	Banque Cantonale de Geneve	17,221
1,029	Banque Cantonale Vaudoise, Registered Shares	108,740
11,277	Barclays plc, ADR	88,637
196,917	Barclays plc	384,583
2,701	BAWAG Group AG(a)	124,713
16,528	Bendigo & Adelaide Bank, Ltd.	95,091
207	Berner Kantonalbank AG	53,706
5,480	BNP Paribas SA	346,135
35,542	BOC Hong Kong Holdings, Ltd.	108,789
46,769	BPER Banca	142,559
53,120	CaixaBank SA	220,313
5,363	Canadian Imperial Bank of Commerce	228,893
4,131	Canadian Imperial Bank of Commerce	176,392
4,227	Canadian Western Bank	78,885
5,000	Chiba Bank, Ltd. (The)	30,338
3,300	Chugin Financial Group, Inc.	19,934
6,677	Close Brothers Group plc	74,913
3,381	Collector Bank AB*	9,160
19,021	Commerzbank AG	210,599
9,374	Commonwealth Bank of Australia	628,430
16,100	Concordia Financial Group, Ltd.	63,459
8,122	Credit Agricole SA^	96,475
2,729	Credito Emiliano SpA	21,304
16,000	Dah Sing Banking Group, Ltd.	11,952
5,600	Dah Sing Financial Holdings, Ltd.	13,999
1,900	Daishi Hokuetsu Financial Group, Inc.	41,284
10,300	Danske Bank A/S*	250,880
14,092	DBS Group Holdings, Ltd.	329,577
7,391	DNB Bank ASA	138,237

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,600	Ehime Bank, Ltd. (The)	$8,988
830	EQB, Inc.	43,862
4,763	Erste Group Bank AG	167,231
650	FIDEA Holdings Co., Ltd.	6,212
6,825	FinecoBank Banca Fineco SpA	92,053
3,600	First Bank of Toyama, Ltd. (The)	18,645
1,329	First International Bank Of Israel, Ltd. (The)	51,837
1,000	Fukui Bank, Ltd. (The)	10,065
5,100	Fukuoka Financial Group, Inc.	105,284
7,200	Gunma Bank, Ltd. (The)	26,607
9,200	Hachijuni Bank, Ltd. (The)	40,134
4,005	Hang Seng Bank, Ltd.	57,042
24,614	Heartland Group Holdings Npv	25,751
5,200	Hirogin Holdings, Inc.	29,648
1,000	Hokkoku Financial Holdings, Inc.	28,984
4,500	Hokuhoku Financial Group, Inc.	36,193
60,883	HSBC Holdings plc	481,470
14,784	HSBC Holdings plc, ADR	585,742
9,400	Hyakugo Bank, Ltd. (The)	27,480
1,000	Hyakujushi Bank, Ltd. (The)	12,940
3	Hypothekarbank Lenzburg AG, Class R	14,485
23,474	ING Groep NV	316,976
71,373	Intesa Sanpaolo SpA	187,573
21,055	Israel Discount Bank, Ltd., Class A	104,750
5,400	Iyogin Holdings, Inc.	30,482
2,800	Japan Post Bank Co,m Ltd,	21,939
620	Jimoto Holdings, Inc.	1,665
1,200	Juroku Financial Group, Inc.	26,059
1,487	Jyske Bank A/S*	113,108
7,716	KBC Group NV	539,518
5,800	Keiyo Bank, Ltd. (The)	21,588
400	Kita-Nippon Bank, Ltd. (The)	5,677
2,500	Kiyo Bank, Ltd. (The)	25,829
10,290	Kyushu Financial Group, Inc.	43,660
1,296	Laurentian Bank of Canada	32,346
562	Liechtensteinische Landesbank AG	36,863
235,693	Lloyds Banking Group plc	130,640
109,681	Lloyds Banking Group plc, ADR	241,298
583	Luzerner Kantonalbank AG, Registered Shares	48,015
27,470	Mebuki Financial Group, Inc.	65,696
11,906	Mediobanca Banca di Credito Finanziario SpA	142,760
72,300	Mitsubishi UFJ Financial Group, Inc.	533,728
800	Miyazaki Bank, Ltd. (The)	13,015
1,478	Mizrahi Tefahot Bank, Ltd.	49,427
15,980	Mizuho Financial Group, Inc.	243,930
1,300	Musashino Bank, Ltd. (The)	19,788
5,064	MyState, Ltd.	10,728
1,300	Nanto Bank, Ltd. (The)	22,131
28,191	National Australia Bank, Ltd.	497,481
5,632	National Bank of Canada	419,658
35,666	NatWest Group plc	109,489
4,800	Nishi-Nippon Holdings, Inc.	42,896
7,280	Nordea Bank Abp	79,433
14,112	Nordea Bank Abp	153,814
7,300	North Pacific Bank, Ltd.	14,544
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	23,162
1,000	Oita Bank, Ltd. (The)	15,115
820	Okinawa Financial Group, Inc.	11,885
16,846	Oversea-Chinese Banking Corp., Ltd.	153,529

Shares		Value
Common Stocks, continued
Banks, continued
5,215	Permanent TSB Group Holdings plc*	$12,633
1,522	Procrea Holdings, Inc.	21,670
28,000	Public Financial Holdings, Ltd.	7,402
4,183	Raiffeisen Bank International AG	66,433
31,675	Resona Holdings, Inc.	151,797
1,300	Ringkjoebing Landbobank A/S	186,393
6,521	Royal Bank of Canada	622,857
7,631	Royal Bank of Canada	728,837
1,190	San Ju San Financial Group, Inc.	13,123
6,200	San-In Godo Bank, Ltd. (The)	34,995
11,600	Senshu Ikeda Holdings, Inc.	18,900
24,900	Seven Bank, Ltd.	49,046
1,300	Shiga Bank, Ltd. (The)	24,541
1,000	Shikoku Bank, Ltd. (The)	5,965
400	Shimizu Bank, Ltd. (The)	4,067
6,600	Shizuoka Financial Group, Inc.	47,952
10,818	Skandinaviska Enskilda Banken AB, Class A	119,733
11,484	Societe Generale SA	298,921
4,151	Spar Nord Bank A/S	64,960
2,034	SpareBank 1 Sorost-Norge	9,592
3,098	Sparebank 1 Sr-Bank ASA	37,574
523	Sparekassen Sjaelland-Fyn A/S	14,369
119	St. Galler Kantonalbank AG	64,613
36,353	Standard Chartered plc	316,988
8,200	Sumitomo Mitsui Financial Group, Inc.	351,006
2,200	Sumitomo Mitsui Trust Holdings, Inc.	78,730
8,000	Suruga Bank, Ltd.	32,004
9,765	Svenska Handelsbanken AB, Class A	81,935
6,063	Swedbank AB, Class A	102,434
2,815	Sydbank A/S	130,174
1,470	TBC Bank Group plc	46,088
6,500	Toho Bank, Ltd. (The)	10,248
1,100	Tokyo Kiraboshi Financial Group, Inc.	24,036
7,500	TOMONY Holdings, Inc.	19,155
4,923	Toronto-Dominion Bank (The)	305,170
5,540	Toronto-Dominion Bank (The)	343,535
2,100	Towa Bank, Ltd. (The)	7,806
6,200	Tsukuba Bank, Ltd.	8,764
69,079	Unicaja Banco SA(a)	72,712
13,825	UniCredit SpA	322,371
10,227	United Overseas Bank, Ltd.	212,053
743	Valiant Holding AG	77,373
30,944	Vestjysk Bank A/S	16,186
54,554	Virgin Money UK plc	103,729
239	Walliser Kantonalbank	29,528
22,910	Westpac Banking Corp.	326,742
1,600	Yamagata Bank, Ltd. (The)	11,678
3,900	Yamaguchi Financial Group, Inc.	26,364
1,800	Yamanashi Chuo Bank, Ltd. (The)	15,642
6	Zuger Kantonalbank AG	51,094

		21,209,619

Beverages (1.1%):
1,669	A.G. Barr plc	9,966
1,900	Andrew Peller, Ltd., Class A	5,881
6,975	Anheuser-Busch InBev SA	395,000
2,700	Asahi Group Holdings, Ltd.	104,671
9,774	Britvic plc	106,299
14,400	Budweiser Brewing Co. APAC, Ltd.(a)	37,133
14,772	C&C Group plc	23,521

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
1,608	Carlsberg AS, Class B	$257,145
4,300	Coca-Cola Bottlers Japan Holdings, Inc.	45,617
3,112	Coca-Cola Europacific Partners plc	200,340
1,524	Coca-Cola HBC AG	45,402
1,957	David Campari-Milano NV, Class M	27,119
8,372	Diageo plc	359,066
2,039	Diageo plc, ADR	353,726
812	Fevertree Drinks plc	12,607
1,564	Heineken NV	160,939
1,000	Ito En, Ltd.	27,595
2,300	Kirin Holdings Co., Ltd.	33,593
109	Laurent-Perrier	15,342
653	Olvi Oyj	20,695
915	Pernod Ricard SA	202,140
2,850	Primo Water Corp.	35,716
1,600	Primo Water Corp.	20,064
321	Remy Cointreau SA	51,459
1,827	Royal Unibrew A/S	163,416
800	Sapporo Breweries, Ltd.	20,617
7,000	Takara Holdings, Inc.	57,007
5,948	Treasury Wine Estates, Ltd.	44,681

		2,836,757

Biotechnology (0.3%):
24,100	AnGes, Inc.*^	18,713
86	Argenx SE*	33,456
418	Basilea Pharmaceutica REG, Registered Shares*	19,777
1,271	Bavarian Nordic A/S*	36,130
1,455	BioGaia AB, B Shares	15,657
760	Clinuvel Pharmaceuticals, Ltd.	9,054
931	CSL, Ltd.	172,242
765	Galapagos NV*	31,126
617	Genmab A/S*	234,214
2,347	Grifols SA*	30,099
5,747	Knight Therapeutics, Inc.*	21,433
6,442	Mesoblast, Ltd.*	4,887
1,600	Peptidream, Inc.*	23,916
176	Pharma Mar SA	5,852
9,303	Pharming Group NV*	10,924
4,999	PureTech Health plc*	13,728
2,722	Swedish Orphan Biovitrum AB*	53,106
2,800	Takara Bio, Inc.	32,183
1,652	Vitrolife AB	32,078
1,155	Zealand Pharma A/S*	41,448

		840,023

Broadline Retail (0.8%):
1,600	ASKUL Corp.	22,338
29,631	B&M European Value Retail SA	210,001
1,900	Belluna Co., Ltd.	9,402
1,759	Canadian Tire Corp., Ltd., Class A	240,518
4,097	Dollarama, Inc.	277,505
6,374	Europris ASA(a)	42,536
24,372	Harvey Norman Holdings, Ltd.	56,765
4,000	Isetan Mitsukoshi Holdings, Ltd.	40,767
1,000	Izumi Co., Ltd.	23,866
9,100	J. Front Retailing Co., Ltd.	87,511
1,000	Mercari, Inc.*	23,426
30,000	Metro Holdings, Ltd.	13,541
47,139	Myer Holdings, Ltd.	18,585
1,879	Next plc	164,984

Shares		Value
Common Stocks, continued
Broadline Retail, continued
5,500	Pan Pacific International Holdings Corp.	$98,569
3,602	Prosus NV	263,562
1,591	Puuilo Oyj	12,566
6,100	Rakuten Group, Inc.	21,249
6,800	Ryohin Keikaku Co., Ltd.	67,371
2,200	Seria Co., Ltd.	35,131
4,500	Takashimaya Co., Ltd.	62,868
24,280	THG plc*	25,138
2,195	Tokmanni Group Corp.	28,639
3,646	Warehouse Group, Ltd. (The)	3,947
7,709	Wesfarmers, Ltd.	254,166
4,000	Wing On Company International, Ltd.	6,636

		2,111,587

Building Products (1.3%):
5,900	AGC, Inc.	212,366
2,028	Arbonia AG	22,996
3,060	Assa Abloy AB, Class B	73,479
316	Belimo Holding AG, Class R	157,705
2,400	Bunka Shutter Co., Ltd.	18,524
1,517	Carel Industries SpA(a)	45,747
1,800	Central Glass Co., Ltd.	38,738
8,839	Cie de Saint-Gobain	538,398
1,200	Daikin Industries, Ltd.	244,975
130	dormakaba Holding AG	58,464
14,175	Fletcher Building, Ltd.	47,205
534	Geberit AG, Registered Shares	279,655
5,784	Genuit Group plc	21,577
12,753	GWA Group, Ltd.	14,871
7,079	Inrom Construction Industries, Ltd.	24,502
2,938	Inwido AB	26,759
5,198	James Halstead plc	13,955
4,079	Kingspan Group plc	271,548
2,801	Lindab International AB	39,836
4,600	Lixil Corp.	58,427
687	LU-VE SpA	23,014
1,773	Munters Group AB(a)	20,141
2,170	Nibe Industrier AB, Class B	20,633
2,400	Nichias Corp.	50,066
1,100	Nichiha Corp.	23,629
4,900	Nippon Sheet Glass Co., Ltd.*	23,042
1,400	Nitto Boseki Co., Ltd.	22,388
2	Norcros plc	4
1,552	Nordic Waterproofing Holding AB	19,838
1,500	Noritz Corp.	18,566
1,400	Okabe Co., Ltd.	7,159
27,554	Reliance Worldwide Corp., Ltd.	75,781
324	ROCKWOOL A/S, Class B	83,797
238	Rockwool International A/S, Class A	61,283
1,900	Sankyo Tateyama, Inc.	9,635
7,600	Sanwa Holdings Corp.	99,104
47	Schweiter Technologies AG	33,868
700	Sekisui Jushi Corp.	11,159
900	Shin Nippon Air Technologies Co., Ltd.	14,337
1,800	Sinko Industries, Ltd.	26,154
3,824	Systemair AB	27,874
1,800	Takara Standard Co., Ltd.	23,032
1,400	Takasago Thermal Engineering Co., Ltd.	23,546
1,000	TOTO, Ltd.	30,165
7,093	Tyman plc	23,080

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
2,185	Uponor Oyj	$68,344
3,919	Volution Group plc	18,836
72,000	Xinyi Glass Holdings, Ltd.	112,570
533	Zehnder Group AG	43,101

		3,223,873

Capital Markets (2.7%):
14,575	3i Group plc	361,900
24,792	ABG Sundal Collier Holding ASA	12,038
59,785	abrdn plc	165,885
3,200	AGF Management, Ltd.	18,988
1,600	Aizawa Securities Co., Ltd.	8,860
8,821	AJ Bell plc	35,950
143	Alantra Partners SA	1,561
903	Altamir	27,302
912	Amundi SA(a)	53,896
7,128	Anima Holding SpA(a)	26,576
13,034	Ashmore Group plc	34,451
1,186	ASX, Ltd.	49,946
2,855	Avanza Bank Holding AB	58,252
1,232	Azimut Holding SpA	26,629
1,895	Banca Generali SpA	65,306
521	Bellevue Group AG	15,504
5,672	Bridgepoint Group plc, Registered Shares(a)	14,582
154	Brookfield Asset Management, Ltd.	5,025
725	Brookfield Asset Management, Ltd.	23,667
7,800	Brookfield Corp.	262,630
614	Brookfield Corp.	20,661
1,962	Bure Equity AB	45,655
2,497	Canaccord Genuity Group, Inc.	15,741
6,882	CI Financial Corp.	78,141
120	Cie Financiere Tradition SA	15,904
5,668	CMC Markets PLC(a)	11,088
19,800	Daiwa Securities Group, Inc.	102,460
25,588	Deutsche Bank AG	268,476
5,196	Deutsche Bank AG, Registered Shares	54,714
552	Deutsche Beteiligungs AG	17,408
1,590	Deutsche Boerse AG	293,620
1,167	DWS Group GmbH Co. KGaA(a)	35,727
4,307	EFG International AG	43,773
170	eQ Oyj	3,172
853	EQT Holdings, Ltd.	14,729
1,799	Euronext NV(a)	122,353
4,000	Fiera Capital Corp.	19,508
3,587	flatexDEGIRO AG*	35,550
838	Flow Traders, Ltd.	18,489
10,649	GAM Holding AG*	6,437
2,674	Georgia Capital plc*	28,210
856	Gimv NV	40,794
2,400	GMO Financial Holdings, Inc.	11,689
1,175	Guardian Capital Group, Ltd., Class A	37,257
142,000	Guotai Junan International Hol	10,707
148,767	Haitong International Securities*	12,772
8,796	Hargreaves Lansdown plc	91,075
8,394	Hong Kong Exchanges & Clearing, Ltd.	319,228
1,131	HUB24, Ltd.	19,290
5,100	iFAST Corp., Ltd.	17,400
13,629	IG Group Holdings plc	117,127
1,732	IGM Financial, Inc.	52,734
4,298	Impax Asset Management Group plc	31,086

Shares		Value
Common Stocks, continued
Capital Markets, continued
26,331	Insignia Financial, Ltd.	$49,797
6,881	IntegraFin Holdings plc	20,755
6,092	Intermediate Capital Group plc	106,740
19,519	Investec plc	109,686
49,718	IP Group plc	35,779
1,700	IwaiCosmo Holdings, Inc.	17,002
1,300	JAFCO Group Co., Ltd.	16,702
7,500	Japan Exchange Group, Inc.	131,218
6,757	Julius Baer Group, Ltd.	426,167
17,082	Jupiter Fund Management plc	23,353
800	Kyokuto Securities Co., Ltd.	3,555
2,122	Liontrust Asset Management plc	19,323
1,458	London Stock Exchange Group plc	154,474
500	M&A Capital Partners Co., Ltd.*	11,658
1,600	Macquarie Group, Ltd.	190,622
3,050	Magellan Financial Group, Ltd.	19,451
42,213	Man Group plc	117,078
2,300	Marusan Securities Co., Ltd.	7,067
1,180,000	Mason Group Holdings, Ltd.*	4,957
6,300	Matsui Securities Co., Ltd.	34,779
2,900	Mito Securities Co., Ltd.	6,923
3,035	MLP SE	18,907
5,700	Monex Group, Inc.	22,006
4,905	Navigator Global Investments, Ltd.	4,329
5,471	Netwealth Group, Ltd.	50,832
22,153	Ninety One plc	47,384
43,100	Nomura Holdings, Inc.	163,591
1,900	Nordnet AB Publ	25,485
16,464	NZX, Ltd.	11,752
7,300	Okasan Securities Group, Inc.	24,349
250	Partners Group Holding AG	235,464
1,598	Perpetual, Ltd.	27,804
4,165	Pinnacle Investment Management Group, Ltd.	27,923
11,593	Platinum Asset Management, Ltd.	13,442
2,595	Polar Capital Holdings plc	17,014
38,911	Quilter plc(a)	39,173
1,470	Rathbones Group plc	34,797
9,785	Ratos AB, Class B	27,479
1,022	Rothschild & Co.	51,909
3,700	SBI Holdings, Inc.	71,435
10,425	Schroders plc	57,984
20,400	Singapore Exchange, Ltd.	145,274
840	Sparx Group Co., Ltd.	8,974
700	Sprott, Inc.	22,666
4,077	St James’s Place plc	56,336
700	Strike Co., Ltd.	16,955
520	Swissquote Group Holding SA, Registered Shares	108,477
2,584	Tamburi Investment Partners SP	26,079
1,383	Tikehau Capital SCA	34,186
2,055	TMX Group, Ltd.	46,248
8,500	Tokai Tokyo Financial Holdings, Inc.	22,628
4,000	Toyo Securities Co., Ltd.	8,590
37,521	TP ICAP Group plc	72,248
192	UBS Group AG	3,894
22,703	UBS Group AG	462,033
21,420	UOB-Kay Hian Holdings, Ltd.	22,054
22,000	Value Partners Group, Ltd.	6,946
1,528	Van Lanschot Kempen NV	51,284
1,065	Vontobel Holding AG, Class A	67,716

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
245	VP Bank AG, Class A	$23,118
393	VZ Holding AG	36,224

		7,003,998

Chemicals (3.8%):
900	Achilles Corp.	9,040
1,800	Aica Kogyo Co., Ltd.	39,628
1,597	Air Liquide SA	286,286
6,800	Air Water, Inc.	94,516
3,279	Akzo Nobel NV	267,903
700	Arakawa Chemical Industries, Ltd.	4,864
2,166	Arkema SA	204,298
22,100	Asahi Kasei Corp.	150,032
1,100	ASAHI YUKIZAI Corp.	33,576
10,778	BASF SE	523,249
1,939	Borregaard ASA	28,705
400	C Uyemura & Co., Ltd.	22,854
52,400	China Sunsine Chemical Holdings, Ltd.	15,946
2,229	Chr Hansen Holding A/S	155,058
2,200	Chugoku Marine Paints, Ltd.	18,599
1,600	CI Takiron Corp.	6,402
4,288	Clariant AG	62,001
839	Corbion NV	20,022
5,870	Covestro AG*(a)	304,773
885	Croda International plc	63,240
1,000	Dai Nippon Toryo Co., Ltd.	6,397
10,500	Daicel Corp.	94,231
900	Dainichiseika Color & Chemical	13,140
3,200	Denka Co., Ltd.	60,498
3,300	DIC Corp.	60,114
2,257	DSM-Firmenich AG*	242,864
18,377	Elementis plc*	23,823
13,127	Elkem ASA(a)	30,390
84	EMS-Chemie Holding AG	63,638
8,516	Ercros SA	29,639
9,485	Essentra plc	19,534
7,616	Evonik Industries AG	144,751
2,541	FUCHS PETROLUB SE	100,383
1,150	FUCHS PETROLUB SE	36,823
1,500	Fujimi, Inc.	37,068
300	Fujimori Kogyo Co., Ltd.	7,493
700	Fuso Chemical Co., Ltd.	22,024
87	Givaudan SA, Registered Shares	288,698
200	Gurit Holding AG*	18,637
3,923	Hexpol AB	41,657
700	Hodogaya Chemical Co., Ltd.	16,819
7,397	ICL Group, Ltd.	40,529
78,748	Incitec Pivot, Ltd.	144,608
1,500	Ishihara Sangyo Kaisha, Ltd.	13,720
1,000	JCU Corp.	23,821
6,187	Johnson Matthey plc	137,606
700	JSP Corp.	9,107
1,200	JSR Corp.	34,502
1,900	Kaneka Corp.	53,332
1,300	Kansai Paint Co., Ltd.	19,139
3,300	Kanto Denka Kogyo Co., Ltd.	22,663
600	KeePer Technical Laboratory Co., Ltd.	20,414
1,600	KEIWA, Inc.	12,713
2,983	Kemira Oyj	47,489
1,400	KH Neochem Co, Ltd.	22,909

Shares		Value
Common Stocks, continued
Chemicals, continued
1,500	Koatsu Gas Kogyo Co., Ltd.	$7,824
1,000	Konishi Co., Ltd.	15,979
3,400	Kumiai Chemical Industry Co., Ltd.	26,605
13,300	Kuraray Co., Ltd.	129,718
600	Kureha Corp.	34,380
2,747	LANXESS AG	82,707
379	Lenzing AG*	18,581
1,300	Lintec Corp.	20,579
1,300	MEC Co., Ltd.	32,079
929	Methanex Corp.	38,433
1,600	Methanex Corp.	66,121
42,800	Mitsubishi Chemical Group Corp.	258,086
4,600	Mitsubishi Gas Chemical Co., Inc.	67,138
6,100	Mitsui Chemicals, Inc.	180,292
12,400	Nanofilm Technologies International, Ltd.	12,442
800	Nihon Kagaku Sangyo Co., Ltd.	6,167
2,300	Nihon Nohyaku Co., Ltd.	11,470
2,600	Nihon Parkerizing Co., Ltd.	19,433
600	Nippon Chemical Industrial Co., Ltd.	7,899
3,100	Nippon Kayaku Co., Ltd.	26,358
2,100	Nippon Paint Holdings Co., Ltd.	17,362
1,400	Nippon Pillar Packing Co., Ltd.	45,581
3,100	Nippon Sanso Holdings Corp.	67,390
700	Nippon Shokubai Co., Ltd.	26,251
800	Nippon Soda Co., Ltd.	28,871
1,900	Nissan Chemical Corp.	81,886
2,100	Nitto Denko Corp.	155,679
2,100	NOF Corp.	90,251
2,841	Novozymes A/S, B Shares	132,337
16,188	Nufarm, Ltd.	55,304
3,137	Nutrien, Ltd.	185,240
6,510	Nutrien, Ltd.	384,378
2,984	OCI NV	71,629
500	Okamoto Industries, Inc.	13,584
600	Okura Industrial Co., Ltd.	9,236
14,912	Orica, Ltd.	147,863
900	Osaka Organic Chemical Industry, Ltd.	18,175
700	Osaka Soda Co., Ltd.	26,580
1,958	Recticel SA	23,288
7,800	Resonac Holdings Corp.	126,884
2,800	Riken Technos Corp.	12,773
500	Sakai Chemical Industry Co., Ltd.	6,512
2,400	Sakata INX Corp.	20,349
700	Sanyo Chemical Industries, Ltd.	20,679
900	Sekisui Plastics Co., Ltd.	2,752
1,100	Shikoku Chemicals Corp.	11,542
18,100	Shin-Etsu Chemical Co., Ltd.	601,648
1,800	Shin-Etsu Polymer Co., Ltd.	19,152
1,655	Sika AG, Registered Shares	473,500
1,125	SOL SpA	32,495
3,355	Solvay SA, Class A	375,716
400	Stella Chemifa Corp.	8,674
900	Sumitomo Bakelite Co., Ltd.	37,541
21,900	Sumitomo Chemical Co., Ltd.	66,670
300	Sumitomo Seika Chemicals Co. Ltd.	9,327
275	Symrise AG	28,806
13,110	Synthomer plc	12,130
700	T Hasegawa Co., Ltd.	16,810
1,200	T&K Toka Co., Ltd.	9,841

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
1,800	Taiyo Holdings Co., Ltd.	$33,509
600	Takasago International Corp.	11,294
2,100	Tanaka Chemical Corp.*^	19,641
600	Tayca Corp.	5,744
6,900	Teijin, Ltd.	69,378
500	Tenma Corp.	9,111
625	Tessenderlo Group SA	20,468
2,400	Toagosei Co., Ltd.	21,575
7,500	Tokai Carbon Co., Ltd.	69,071
2,200	Tokuyama Corp.	36,417
1,000	Tokyo Ohka Kogyo Co., Ltd.	61,287
20,600	Toray Industries, Inc.	115,099
4,700	Tosoh Corp.	55,728
1,200	Toyo Ink SC Holdings Co., Ltd.	18,171
3,400	Toyobo Co., Ltd.	24,393
2,500	UBE Corp.	42,970
6,147	Umicore SA	171,818
700	Valqua, Ltd.	19,165
2,109	Victrex plc	37,269
657	Wacker Chemie AG	90,152
2,524	Yara International ASA	89,157
4,100	Zeon Corp.	39,758

		9,870,317

Commercial Services & Supplies (1.2%):
800	AEON Delight Co., Ltd.	17,085
50,079	AMA Group, Ltd.*	3,340
1,755	Befesa SA(a)	67,017
896	Bilfinger SE	34,815
1,670	Black Diamond Group, Ltd.	7,628
600	Boyd Group Services, Inc.	114,487
20,065	Brambles, Ltd.	193,078
3,798	Bravida Holding AB(a)	36,513
200	Calian Group, Ltd.	9,290
1,939	Caverion Oyj	18,050
300	Central Security Patrols Co., Ltd.	5,894
338	Cewe Stiftung & Co. KGAA	33,629
45,478	Cleanaway Waste Management, Ltd.	78,694
3,808	Coor Service Management Holding AB(a)	18,687
2,400	CTS Co., Ltd.	12,333
2,500	Dai Nippon Printing Co., Ltd.	70,889
1,100	Daiseki Co., Ltd.	31,032
6,041	De La Rue plc*	3,660
3,731	Derichebourg SA	20,747
2,180	Dexterra Group, Inc.	9,447
262	DO & CO AG	35,792
25,522	Downer EDI, Ltd.	70,250
1,100	Duskin Co., Ltd.	24,588
7,916	Elis SA	153,869
300	GDI Integrated Facility Services, Inc.*	9,449
1,600	GFL Environmental, Inc.	62,135
435	GL Events*	9,368
900	Inaba Seisakusho Co., Ltd.	10,242
2,297	Intrum AB^	14,930
1,400	Inui Global Logistics Co., Ltd.^	12,708
6,544	ISS A/S	138,719
1,800	Itoki Corp.	12,544
1,900	Japan Elevator Service Holdings Co., Ltd.	24,969
14,225	Johnson Service Group plc	18,687
1,700	Kokuyo Co., Ltd.	23,416

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
400	Kyodo Printing Co., Ltd.	$8,808
2,302	Lassila & Tikanoja Oyj	25,038
2,739	Loomis AB	80,012
700	Matsuda Sangyo Co., Ltd.	11,073
5,449	Mears Group plc	20,133
39,904	Mitie Group plc	48,974
2,000	Mitsubishi Pencil Co., Ltd.	23,357
1,400	NAC Co., Ltd.	9,332
15,900	Nippon Parking Development Co., Ltd.	24,830
1,600	Okamura Corp.	21,293
1,100	Oyo Corp.	15,383
3,300	Park24 Co., Ltd.*	44,695
1,100	Pilot Corp.	34,942
2,400	Prestige International, Inc.	10,190
22,243	Prosegur Cash SA(a)	14,441
13,654	Prosegur Cia de Seguridad SA	24,270
2,900	RB Global, Inc.	174,053
4,183	Renewi plc*	27,351
15,115	Rentokil Initial plc	118,040
900	Sato Holdings Corp.	12,217
952	Sdiptech AB*	23,607
95	Seche Environnement SA	11,732
700	Secom Co., Ltd.	47,404
10,316	Securitas AB, Class B	84,755
26,399	Serco Group plc	52,193
3,154	Smart Metering Systems plc	27,582
895	Societe BIC SA	51,306
11,000	Sohgo Security Services Co., Ltd.	62,295
4,783	SPIE SA	154,645
700	Studio Alice Co., Ltd.	10,790
1,300	Takara & Co., Ltd.	21,081
1,817	Takkt AG	27,611
3,880	TOPPAN, INC.	83,839
2,000	TRE Holdings Corp.	17,308
418	Waste Connections, Inc.	59,745
800	Waste Connections, Inc.	114,347

		3,006,653

Communications Equipment (0.3%):
2,301	ADTRAN Holdings, Inc.	24,230
485	ADVA Optical Networking SE*	10,467
700	Aiphone Co., Ltd.	11,743
700	DKK Co., Ltd.	10,807
700	Evertz Technologies, Ltd.	7,266
1,320	HMS Networks AB	64,690
500	Icom, Inc.	10,101
23,787	Nokia Oyj, ADR	98,954
40,815	Nokia Oyj	171,265
10,200	Quarterhill, Inc.	11,358
418	RTX A/S*	6,626
10,363	Spirent Communications plc	21,551
684	Telefonaktiebolaget LM Ericsson, Class A	3,895
32,274	Telefonaktiebolaget LM Ericsson, Class B	176,088
510	Vantiva SA	118
5,700	VTech Holdings, Ltd.	37,457

		666,616

Construction & Engineering (1.7%):
705	Ackermans & Van Haaren NV	116,239
4,506	ACS Actividades de Construccion y Servicios SA	158,415
3,353	Aecon Group, Inc.	31,313

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,375	AF Gruppen ASA	$17,061
600	Asanuma Corp.	13,636
1,130	Ashtrom Group, Ltd.	15,713
1,410	Badger Infrastructure Solutions, Ltd.	28,634
16,103	Balfour Beatty plc	69,776
1,400	Bird Construction, Inc.	8,920
16,800	Boustead Singapore, Ltd.	10,439
4,747	Bouygues SA	159,416
209	Burkhalter Holding AG	21,506
8,000	Central New Energy Holding Group, Ltd.*	19,265
4,600	Chiyoda Corp.*	11,379
1,700	Chudenko Corp.	27,232
494	Cie d’Entreprises CFE SA	4,990
2,621	COMSYS Holdings Corp.	51,836
6,098	Costain Group plc*	3,557
500	CTI Engineering Co., Ltd.	12,803
500	Dai-Dan Co., Ltd.	9,495
900	Daiho Corp.	24,268
335	Dredging Environmental Marine Engineering NV*	45,723
3,135	Eiffage SA	327,341
2,783	Elecnor SA	39,513
44	Electra, Ltd./Israel	18,300
7,737	Eltel AB*(a)	5,316
37,002	Empresas ICA SAB de C.V.*(b)	—
3,700	EXEO Group, Inc.	74,438
916	Ferrovial SE*	28,999
2,073	Fomento de Construcciones y Contratas SA*^	26,679
440	Fudo Tetra Corp.	5,611
4,855	Fugro NV*	75,507
200	Fukuda Corp.	6,764
4,363	Galliford Try Holdings plc	10,795
6,000	Hazama Ando Corp.	44,848
1,929	Heijmans NV	22,826
600	Hibiya Engineering, Ltd.	9,232
1,127	HOCHTIEF AG	97,354
783	Implenia AG, Registered Shares	38,049
8,136	INFRONEER Holdings, Inc.	76,531
5,765	Instalco AB	28,782
4,600	JGC Holdings Corp.	59,967
5,561	Johns Lyng Group, Ltd.	19,813
6,000	Kajima Corp.	90,764
3,000	Kandenko Co., Ltd.	24,168
3,807	Keller Group plc	33,836
19,638	Kier Group plc*	18,779
2,500	Kinden Corp.	33,860
15,900	Koninklijke BAM Groep NV	30,636
1,600	Kumagai Gumi Co., Ltd.	34,270
9,546	Maire Tecnimont SpA	36,983
31,500	MECOM Power And Construction, Ltd.	3,992
1,700	Meisei Industrial Co., Ltd.	11,670
3,300	MIRAIT ONE corp.	41,613
1,475	Monadelphous Group, Ltd.	11,578
1,922	Morgan Sindall Group plc	44,782
11,996	Mota-Engil SGPS SA	29,405
3,087	NCC AB, Class B	26,998
1,000	Nichireki Co., Ltd.	12,797
1,600	Nippon Densetsu Kogyo Co., Ltd.	21,958
700	Nippon Koei Co., Ltd.	18,145
100	Nippon Road Co., Ltd. (The)	6,498

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,000	Nishimatsu Construction Co., Ltd.	$24,341
20,879	NRW Holdings, Ltd.	35,355
9,700	Obayashi Corp.	84,062
41,702	Obrascon Huarte Lain SA*	21,250
1,100	Okumura Corp.	31,176
8,600	Oriental Shiraishi Corp.	18,456
3,037	OX2 AB*	20,545
5,969	Peab AB	23,756
8,700	Penta-Ocean Construction Co., Ltd.	46,875
726	Per Aarsleff Holding A/S	35,753
1,500	Raito Kogyo Co., Ltd.	20,694
2,400	Raiznext Corp.	24,765
2,472	Renew Holdings plc	23,357
9,823	Sacyr SA	33,602
1,900	Sanki Engineering Co., Ltd.	20,010
1,700	Seikitokyu Kogyo Co., Ltd.	16,741
40,165	Service Stream, Ltd.	21,639
16,220	Severfield plc	13,979
3,211	Shapir Engineering And Indus	22,164
4,869	Shikun & Binui, Ltd.*	10,461
6,700	Shimizu Corp.	42,318
1,500	Shinnihon Corp.	13,279
700	SHO-BOND Holdings Co., Ltd.	27,873
5,098	Skanska AB, Class B	71,551
4,101	SNC-Lavalin Group, Inc.	107,587
761	Stantec, Inc.	49,690
1,244	Stantec, Inc.	81,134
600	Sumitomo Densetsu Co., Ltd.	12,963
6,980	Sumitomo Mitsui Construction	17,958
3,299	Sweco AB	36,349
700	Taihei Dengyo Kaisha, Ltd.	20,756
800	Taikisha, Ltd.	22,812
2,000	Taisei Corp.	69,960
1,400	Takamatsu Construction Group C	25,203
400	Tekken Corp.	5,735
900	TOA Corp.	19,470
800	TOA Road Corp.	25,948
1,630	Tobishima Corp.	14,404
6,900	Toda Corp.	38,846
400	Toenec Corp.	10,007
1,000	Tokyo Energy & Systems, Inc.	6,788
5,100	Tokyu Construction Co., Ltd.	26,406
1,100	Totetsu Kogyo Co., Ltd.	20,482
4,300	Toyo Construction Co., Ltd.	32,388
2,100	Toyo Engineering Corp.*	8,632
5,031	Veidekke ASA	53,924
3,593	Vinci SA	417,565
900	Wakachiku Construction Co., Ltd.	19,882
864	WSP Global, Inc.	114,161
1,700	Yahagi Construction Co., Ltd.	14,633
1,200	Yokogawa Bridge Holdings Corp.	21,126
1,200	Yurtec Corp.	7,197

		4,417,021

Construction Materials (0.8%):
13,883	Adbri, Ltd.	22,219
1,800	Asia Pile Holdings Corp.	7,738
8,279	Boral, Ltd.*^	22,309
2,289	Breedon Group plc	9,477
2,976	Brickworks, Ltd.	53,040

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials, continued
2,616	Buzzi SpA	$65,604
5,942	CRH plc	328,160
6,726	CRH plc, ADR	374,840
15,999	CSR, Ltd.	55,621
6,288	Forterra PLC(a)	12,919
1,160	H+H International A/S, Class B*	13,890
2,630	Heidelberg Materials AG	215,942
5,589	Holcim AG	375,868
13,005	Ibstock plc(a)	23,125
979	Imerys SA	38,161
4,832	James Hardie Industries plc	128,775
400	Krosaki Harima Corp.	24,742
600	Maeda Kosen Co., Ltd.	13,360
5,422	Marshalls plc	16,563
2,500	Nippon Concrete Industries Co., Ltd.*	5,710
405	RHI Magnesita NV	13,659
500	Shinagawa Refractories Co., Ltd.	18,827
123	STO SE & Co KGaA	20,612
1,500	Sumitomo Osaka Cement Co., Ltd.	39,775
3,500	Taiheiyo Cement Corp.	68,692
1,300	TYK Corp.	3,098
998	Vicat SA	31,704
3,665	Wienerberger AG	112,238

		2,116,668

Consumer Finance (0.3%):
10,300	ACOM Co., Ltd.	25,037
4,300	AEON Financial Service Co., Ltd.	38,484
7,800	Aiful Corp.	18,207
8,198	Axactor ASA*	3,889
1,411	Cembra Money Bank AG	117,106
1,607	Credit Corp. Group, Ltd.	21,360
5,300	Credit Saison Co., Ltd.	81,614
18,226	FleetPartners Group, Ltd.*	31,410
500	goeasy, Ltd.	41,741
873	Gruppo MutuiOnline SpA*	29,384
2,616	H&T Group plc	14,465
5,740	Hoist Finance AB*(a)	14,892
17,800	Hong Leong Finance, Ltd.	32,936
14,415	International Personal Finance	20,585
8,929	Isracard, Ltd.	37,284
5,602	J Trust Co., Ltd.	16,880
900	Jaccs Co., Ltd.	31,543
5,600	Marui Group Co., Ltd.	97,934
1,520	Orient Corp.	11,936
213,600	Oshidori International Holdings, Ltd.*	6,131
2,100	Premium Group Co., Ltd.	25,466
4,452	Resurs Holding AB(a)	8,287
8,965	Solvar, Ltd.	9,252
38,000	Sun Hung Kai & Co., Ltd.	14,771
10,046	Vanquis Banking Group plc	24,359

		774,953

Consumer Staples Distribution & Retail (2.1%):
702	Acomo NV	16,773
6,800	Aeon Co., Ltd.	139,212
3,600	Aeon Hokkaido Corp.	21,793
500	Ain Holdings, Inc.	17,615
5,972	Alimentation Couche-Tard, Inc.	306,264
1,200	Arcs Co., Ltd.	20,541
1,537	Axfood AB	32,524

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
800	Axial Retailing, Inc.	$20,156
600	Belc Co., Ltd.	26,764
16,423	Carrefour SA^	311,205
1,395	Casino Guichard Perrachon SA*^	6,205
1,100	Cawachi, Ltd.	16,799
11,638	Coles Group, Ltd.	143,005
500	Cosmos Pharmaceutical Corp.	50,611
1,300	Create SD Holdings Co., Ltd.	32,093
500	Daikokutenbussan Co., Ltd.	18,537
12,300	DFI Retail Group Holdings, Ltd.	33,750
439	DocMorris AG*^	19,141
5,851	Empire Co., Ltd., Class A	166,219
16,402	Endeavour Group, Ltd.	69,074
2,403	Etablissements Franz Colruyt NV	90,514
1,000	G-7 Holdings, Inc.	9,144
500	Genky Drugstores Co., Ltd.	15,319
1,093	George Weston, Ltd.	129,236
8,123	GrainCorp, Ltd.	42,565
3,300	H2O Retailing Corp.	33,679
500	Halows Co., Ltd.	13,538
1,600	Heiwado Co., Ltd.	23,949
4,087	HelloFresh SE*	101,046
10,000	Hong Kong Technology Venture Co., Ltd.	5,712
200	Itochu-Shokuhin Co., Ltd.	7,208
38,492	J Sainsbury plc	131,751
2,965	Jeronimo Martins SGPS SA	81,738
600	JM Holdings Co., Ltd.	8,318
600	Kato Sangyo Co., Ltd.	16,496
2,074	Kesko Oyj, Class A	39,451
9,149	Kesko Oyj, Class B	172,167
2,100	Kobe Bussan Co., Ltd.	54,290
15,019	Koninklijke Ahold Delhaize NV	512,246
900	Kusuri NO Aoki Holdings Co., Ltd.	50,778
1,000	Lawson, Inc.	44,427
800	Life Corp.	17,030
1,564	Loblaw Cos., Ltd.	143,199
215	M Yochananof & Sons, Ltd.	9,565
89,548	Marks & Spencer Group plc*	219,042
780	MatsukiyoCocokara & Co.	43,836
29,776	Metcash, Ltd.	74,819
4,561	METRO AG*	37,022
3,517	Metro, Inc.	198,658
600	Ministop Co., Ltd.	6,021
900	Mitsubishi Shokuhin Co., Ltd.	23,293
1,200	Nihon Chouzai Co., Ltd.	9,826
1,801	North West Co., Inc.	42,693
4,602	Ocado Group plc*	33,242
1,100	Oisix ra daichi, Inc.*	18,880
3,500	Okuwa Co., Ltd.	20,362
10,925	Olam Group, Ltd.	11,272
1,200	Qol Holdings Co., Ltd.	14,477
1,094	Rallye SA*	675
337	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	19,952
1,000	Retail Partners Co., Ltd.	11,100
600	San-A Co., Ltd.	18,992
9,500	Seven & i Holdings Co., Ltd.	410,803
28,900	Sheng Siong Group, Ltd.	35,057
4,880	Shufersal, Ltd.*	25,552

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,454	Sligro Food Group NV	$25,031
38,447	Sonae SGPS SA	37,816
1,000	Sugi Holdings Co., Ltd.	44,682
2,200	Sundrug Co., Ltd.	65,275
109,845	Tesco plc	347,057
1,100	Tsuruha Holdings, Inc.	81,977
2,100	United Supermarkets Holdings	16,241
2,200	Valor Holdings Co., Ltd.	30,601
1,400	Watahan & Co., Ltd.	13,320
1,400	Welcia Holdings Co., Ltd.	29,133
8,899	Woolworths Group, Ltd.	236,068
800	YAKUODO Holdings Co., Ltd.	14,125
700	Yamatane Corp.	8,388
700	Yaoko Co., Ltd.	35,156
2,800	Yokorei Co., Ltd.	22,809

		5,504,900

Containers & Packaging (0.7%):
5,896	Billerud AB	44,878
4,231	Cascades, Inc.	37,340
2,180	CCL Industries, Inc.	107,173
2,123	Corticeira Amorim SGPS SA	22,411
49,509	DS Smith plc	171,476
2,100	FP Corp.	42,795
1,900	Fuji Seal International, Inc.	20,127
1,000	Hokkan Holdings, Ltd.	9,632
4,029	Huhtamaki Oyj	132,327
282	Mayr Melnhof Karton AG	41,279
29,583	Orora, Ltd.	65,266
500	Pack Corp. (The)	10,429
6,607	Pact Group Holdings, Ltd.	2,898
5,300	Rengo Co., Ltd.	32,713
9,671	SIG Group AG	267,352
9,501	Smurfit Kappa Group plc	317,106
500	Taisei Lamick Co., Ltd.	10,119
600	Tomoku Co., Ltd.	8,659
3,900	Toyo Seikan Group Holdings, Ltd.	57,608
3,570	Transcontinental, Inc., Class A	39,511
3,356	Verallia SA(a)	125,990
750	Vetropack Holding AG	34,804
394	Vidrala SA	37,172
1,500	Winpak, Ltd.	46,667
840	Zignago Vetro SpA	14,344

		1,700,076

Distributors (0.1%):
600	Arata Corp.	19,635
13,299	Bapcor, Ltd.	52,955
1,300	Central Automotive Products, Ltd.	28,724
143	D’ieteren Group	25,286
1,000	Doshisha Co., Ltd.	16,132
4,313	Headlam Group plc	13,637
10,500	Inchcape plc	103,754
500	Media Do Co., Ltd.*	4,965
1,000	PALTAC Corp.	33,292
85	Tadiran Group, Ltd.	6,492
1,142	Uni-Select, Inc.*	40,564

		345,436

Diversified Consumer Services (0.2%):
3,986	AcadeMedia AB(a)	18,633

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
900	Aucnet, Inc.	$10,684
2,060	Auction Technology Group plc*	19,557
3,500	Benesse Holdings, Inc.	44,765
33,000	EC Healthcare	17,606
44,648	G8 Education, Ltd.	31,000
1,700	IBJ, Inc.^	7,899
2,039	IDP Education, Ltd.	30,144
1,407	InvoCare, Ltd.	11,825
1,200	LITALICO, Inc.	19,384
400	Park Lawn Corp.	7,347
2,872	Pearson plc, ADR	30,099
10,656	Pearson plc	112,281
25,000	Perfect Medical Health Management, Ltd.	12,427
900	QB Net Holdings Co., Ltd.	9,264
2,600	Riso Kyoiku Co., Ltd.	4,770

		387,685

Diversified Telecommunication Services (2.2%):
900	ARTERIA Networks Corp.	12,328
500	BCE, Inc.	22,799
492	BCE, Inc.^	22,430
36,338	Bezeq The Israeli Telecommunication Corp., Ltd.	44,523
235,035	BT Group plc	365,618
2,538	Cellnex Telecom SA(a)	102,881
9,678	Chorus, Ltd.	50,068
90,000	CITIC Telecom International Holdings, Ltd.	34,502
49,579	Deutsche Telekom AG	1,080,567
3,680	Elisa Oyj	196,538
2,209	Gamma Communications plc	32,059
14,874	Helios Towers plc*	17,616
27,500	HKBN, Ltd.	14,858
121,295	HKT Trust & HKT, Ltd.	141,277
4,964	Infrastrutture Wireless Italiane SpA(a)	65,536
2,700	Internet Initiative Japan, Inc.	50,563
85,966	Koninklijke KPN NV	306,860
1,449	Liberty Global plc, Class A*	24,430
2,495	Liberty Global plc, Class C*	44,336
41,300	NETLINK NBN TRUST	26,125
147,500	Nippon Telegraph & Telephone Corp.	174,790
8,252	NOS SGPS SA	29,361
67,969	Orange SA	794,910
314	Ovzon AB*	712
107,202	PCCW, Ltd.	55,621
2,714	Proximus SADP	20,223
4,571	RAI Way SpA(a)	27,496
22,500	Singapore Telecommunications, Ltd.	41,697
12,201	Spark New Zealand, Ltd.	38,124
12,209	Superloop, Ltd.*	4,716
696	Swisscom AG, Registered Shares	434,326
144,076	Telecom Italia SpA*	39,346
354,298	Telecom Italia SpA*	99,885
43,683	Telefonica Deutschland Holding AG	122,747
144,059	Telefonica SA	584,367
4,768	Telekom Austria AG	35,289
2,611	Telenor ASA	26,479
46,925	Telia Co. AB	102,946
36,908	Telstra Group, Ltd.	105,908
669	TELUS Corp.	13,020
11,015	TPG Telecom, Ltd.	35,840
7,091	Tuas, Ltd.*	9,929

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,767	United Internet AG Npv	$24,878
1,446	United Internet AG, Registered Shares	20,359
900	Usen-Next Holdings Co., Ltd.	21,208
1,900	Vision, Inc.*	24,392

		5,544,483

Electric Utilities (1.2%):
620	Acciona SA	105,286
524	BKW AG	92,588
6,100	Chubu Electric Power Co., Inc.	74,502
7,100	Chugoku Electric Power Co., Inc. (The)*	47,916
7,000	CK Infrastructure Holdings, Ltd.	37,055
12,564	CLP Holdings, Ltd.	97,796
8,510	Contact Energy, Ltd.	42,310
28,319	EDP - Energias de Portugal SA	138,604
211	Elia Group SA/NV	26,802
2,600	Emera, Inc.	107,094
4,828	Endesa SA^	103,708
75,038	Enel SpA	505,429
240	Energiedienst Holding AG, Registered Shares	10,454
1,538	EVN AG	34,062
2,970	Fortis, Inc.	128,006
1,708	Fortis, Inc.	73,598
6,018	Fortum Oyj	80,583
16,682	Genesis Energy, Ltd.	27,978
64,500	HK Electric Investments & HK Electric Investments, Ltd.	38,616
7,700	Hokkaido Electric Power Co., Inc.*	31,723
3,500	Hokuriku Electric Power Co.*	18,871
3,200	Hydro One, Ltd.(a)	91,439
22,664	Iberdrola SA	296,006
6,924	Infratil, Ltd.	43,172
6,700	Kansai Electric Power Co., Inc. (The)	84,186
7,200	Kyushu Electric Power Co., Inc.*	45,908
1,800	Okinawa Electric Power Co., Inc. (The)*	14,372
24,174	Origin Energy, Ltd.	135,104
744	Orsted AS(a)	70,302
12,000	Power Assets Holdings, Ltd.	62,945
5,809	Red Electrica Corp. SA^	97,542
275	Romande Energie Holding SA	16,322
3,300	Shikoku Electric Power Co., Inc.*	22,468
5,596	SSE plc	131,077
13,299	Terna - Rete Elettrica Nazionale	113,270
8,300	Tohoku Electric Power Co., Inc.*	51,365
14,400	Tokyo Electric Power Co. Holdings, Inc.*	52,820
667	Verbund AG, Class A	53,564

		3,204,843

Electrical Equipment (1.2%):
13,248	ABB, Ltd., Registered Shares	521,432
3,582	Accelleron Industries AG	85,706
138	Alfen Beheer B.V.*(a)	9,282
6,056	Ballard Power Systems, Inc.*	26,517
600	Chiyoda Integre Co., Ltd.	10,060
700	Daihen Corp.	27,123
1,300	Denyo Co., Ltd.	18,669
947	DiscoverIE Group plc	10,101
123	Energiekontor AG	9,411
5,261	Fagerhult AB	33,371
1,900	Fuji Electric Co., Ltd.	83,735
3,300	Fujikura, Ltd.	27,732

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
2,400	Furukawa Electric Co., Ltd. (The)	$42,522
1,200	Futaba Corp.	4,020
485	GARO AB	2,827
38	Gavazzi Carlo Holding AG	16,004
1,600	GS Yuasa Corp.	31,432
3,993	Hexatronic Group AB	29,809
400	Hirakawa Hewtech Corp.	4,432
751	Huber & Suhner AG, Registered Shares	61,922
1,600	Idec Corp./Japan	36,957
2,504	Legrand SA	248,377
1,600	Mabuchi Motor Co., Ltd.	44,651
892	Mersen	40,437
8,600	Mitsubishi Electric Corp.	120,866
15,831	NEL ASA*	18,588
971	Nexans SA	84,255
3,400	NIDEC CORP.	186,904
500	Nippon Carbon Co., Ltd.	15,115
1,500	Nitto Kogyo Corp.	37,234
446	NKT A/S*^	27,037
1,787	NKT A/S*^	108,328
2,825	Nordex Se*	34,298
17	Phoenix Mecano AG, Registered Shares	7,257
2,550	PNE AG	39,393
2,276	Prysmian SpA	95,319
400	Sanyo Denki Co., Ltd.	21,582
1,661	Schneider Electric SE	302,717
200	SEC Carbon, Ltd.	14,754
2,150	SGL Carbon SE*	19,778
3,210	Siemens Energy AG*	56,657
5,778	Signify NV(a)	162,004
1,000	Sinfonia Technology Co., Ltd.	12,000
1,500	SWCC Corp.	20,054
900	Takaoka Toko Co., Ltd.	13,475
1,055	Tera Light, Ltd.*	1,511
1,412	TKH Group NV	70,034
600	Toyo Tanso Co., Ltd.	21,517
3,400	Ushio, Inc.	45,928
140	Varta AG*^	2,869
7,197	Vestas Wind Systems A/S*	191,245
4,213	Volex plc	15,218

		3,172,466

Electronic Equipment, Instruments & Components (1.8%):
2,100	A&D HOLON Holdings Co., Ltd.	26,236
600	Ai Holdings Corp.	9,688
5,560	Alps Alpine Co., Ltd.	48,514
247	ALSO Holding AG, Registered Shares	53,234
1,800	Amano Corp.	38,027
3,300	Anritsu Corp.	28,002
1,200	Arisawa Manufacturing Co., Ltd.	9,275
883	Austria Technologie & Systemte	31,704
1,100	Azbil Corp.	34,812
868	Barco N.V.	21,650
675	Basler AG	12,594
900	Canon Electronics, Inc.	12,667
1,300	Canon Marketing Japan, Inc.	32,410
4,904	Celestica, Inc.*	71,194
157	Cicor Technologies, Ltd., Registered Shares*	7,545
5,800	Citizen Watch Co., Ltd.	35,027
3,400	CMK Corp.	13,206

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,981	Codan, Ltd./Australia	$21,400
339	Comet Holding AG, Class R	86,559
19,000	Cowell e Holdings, Inc.*	35,223
2,800	Dexerials Corp.	61,499
4,918	Dicker Data, Ltd.	26,924
4,443	Dustin Group AB*(a)	12,332
1,100	Elematec Corp.	14,006
2,721	Esprinet SpA	16,553
9,777	Fingerprint Cards AB*	1,669
113,000	FIT Hon Teng, Ltd.*(a)	20,109
2,100	Furuno Electric Co., Ltd.	15,547
400	Hagiwara Electric Co., Ltd.	9,494
500	Hakuto Co., Ltd.	19,401
2,389	Halma plc	69,142
2,100	Hamamatsu Photonics KK	103,099
8,681	Hexagon AB, Class B	106,928
500	Hioki EE Corp.	32,623
300	Hirose Electric Co., Ltd.	39,934
1,200	Hochiki Corp.	14,967
1,300	Horiba, Ltd.	74,691
2,600	Hosiden Corp.	32,646
2,000	Ibiden Co., Ltd.	113,424
1,122	Incap Oyj*	12,343
76	Inficon Holding AG, Registered Shares	91,707
400	I-PEX, Inc.	3,746
300	Iriso Electronics Co., Ltd.	8,743
2,300	Japan Aviation Electronics Industry, Ltd.	48,186
1,100	Japan Cash Machine Co., Ltd.	9,051
1,027	Jenoptik AG	35,254
1,000	Kaga Electronics Co., Ltd.	44,600
800	Keyence Corp.	378,374
1,422	Kitron ASA	5,769
1,200	Koa Corp.	15,093
2,100	Kyocera Corp.	114,160
3,500	Kyosan Electric Manufacturing Co., Ltd.	12,216
5,339	Lagercrantz Group AB, B Shares	68,882
527	Landis+Gyr Group AG	45,245
24	Lem Holding SA, Registered Shares	60,081
900	Macnica Holdings, Inc.	37,576
400	Maruwa Co., Ltd./Aichi	62,073
1,900	Maxell Holdings, Ltd.	21,161
900	Meiko Electronics Co., Ltd.	17,036
978	Micronic Mydata AB	24,250
2,414	Midwich Group plc	13,443
5,000	Murata Manufacturing Co., Ltd.	286,929
6,697	NCAB Group AB	52,194
267	Nederland Apparatenfabriek	16,960
2,800	Nichicon Corp.	29,896
2,200	Nihon Dempa Kogyo Co., Ltd.	19,918
600	Nippon Chemi-Con Corp.*	5,251
3,400	Nippon Electric Glass Co., Ltd.	59,944
3,400	Nippon Signal Co., Ltd.	25,406
1,800	Nissha Co., Ltd.	21,113
600	Nohmi Bosai, Ltd.	7,547
685	Note AB*	14,429
21,631	Novonix, Ltd.*^	14,376
3,600	Oki Electric Industry Co., Ltd.	22,557
1,200	Omron Corp.	73,518
1,200	Optex Group Co., Ltd.	16,924

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,000	Osaki Electric Co., Ltd.	$11,465
1,467	Oxford Instruments plc	50,881
3,149	Pricer AB	2,085
324	Renishaw plc	16,052
1,100	Restar Holdings Corp.	18,750
600	Riken Keiki Co., Ltd.	24,108
1,400	RYODEN CORP.	21,480
1,100	Ryosan Co., Ltd.	33,515
1,800	Satori Electric Co., Ltd.	21,245
315	Sensirion Holding AG*(a)	34,505
221	Sesa SpA	27,582
400	Shibaura Electronics Co., Ltd.	18,495
2,300	Shimadzu Corp.	71,213
1,200	Shinko Shoji Co., Ltd.	9,852
2,000	Siix Corp.	21,919
3,256	Softwareone Holding AG	64,726
1,453	Spectris plc	66,324
6,120	Strix Group plc	7,976
2,000	Sumida Corp.	20,415
700	Suzuden Corp.	10,872
700	Tachibana Eletech Co., Ltd.	14,473
3,900	Taiyo Yuden Co., Ltd.	111,572
2,500	Tamura Corp.	11,648
7,100	TDK Corp.	274,949
245	Telsys, Ltd.	16,364
400	Tokyo Electron Device, Ltd.	29,510
4,300	Topcon Corp.	62,937
1,300	Toyo Corp.	13,018
7,103	TT Electronics plc	14,225
100	V Technology Co., Ltd.	1,689
312	Vaisala Oyj, Class A	14,349
7,600	Venture Corp., Ltd.	83,027
44,000	VSTECS Holdings, Ltd.	22,695
2,200	Yokogawa Electric Corp.	40,378
1,100	Yokowo Co., Ltd.	14,228

		4,488,428

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	7,539
5,393	Aker Solutions ASA	19,528
4,735	Borr Drilling, Ltd.*	35,655
2,991	BW Offshore, Ltd.	7,304
3,100	Calfrac Well Services, Ltd.*	8,987
5,874	CES Energy Solutions Corp.	11,619
29,491	CGG SA*	22,412
4,726	Computer Modelling Group, Ltd.	23,762
6,058	Enerflex, Ltd.	41,253
8,606	Ensign Energy Services, Inc.*	12,279
106,730	Ezion Holdings, Ltd.*(b)	—
6,704	Hunting plc	16,968
18,612	John Wood Group plc*	32,044
15,579	MMA Offshore, Ltd.*	11,964
1,000	Modec, Inc.*	9,727
679	Noble Corp. plc*	27,640
2,400	North American Construction Group, Ltd.	45,931
7,269	Odfjell Drilling, Ltd.*	17,518
1,211	Odfjell Technology, Ltd.	5,008
4,150	Pason Systems, Inc.	35,998
7,745	Petrofac, Ltd.*^	7,801
21,614	PGS ASA*	12,011

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
518	Precision Drilling Corp.*	$25,290
6,132	SBM Offshore NV	84,104
174	Schoeller-Blackman Oilfield Equipment AG	10,087
4,677	Secure Energy Services, Inc.	22,386
3,900	Shawcor, Ltd.*	56,413
10,677	Shelf Drilling, Ltd.*(a)	19,595
1,890	Subsea 7 SA	23,521
6,127	Technip Energies NV	141,043
2,437	Tecnicas Reunidas SA*	22,187
1,822	Tenaris SA, ADR	54,569
1,938	Tenaris SA	28,997
2,965	TGS ASA	44,063
900	Total Energy Services, Inc.	5,972
400	Toyo Kanetsu KK	9,506
13,311	Trican Well Service, Inc.	35,473
6,232	Vallourec SA*	73,564
5,378	Worley, Ltd.	56,888

		1,126,606

Entertainment (0.7%):
800	Akatsuki, Inc.	11,357
996	Alma Media Oyj	10,025
14,475	Arnoldo Mondadori Editore SpA	31,666
900	Avex, Inc.	9,458
1,951	Bloomsbury Publishing plc	10,801
9,790	Bollore SE	61,003
2,427	Borussia Dortmund GMBH & Co. KGaA*	11,556
2,600	Capcom Co., Ltd.	103,056
4,900	COLOPL, Inc.	22,185
2,362	CTS Eventim AG & Co. KGaA	149,153
1,800	Daiichikosho Co., Ltd.	31,755
1,900	DeNA Co., Ltd.	24,739
4,217	Embracer Group AB*	10,559
5,146	EVT, Ltd.	40,435
649	G5 Entertainment AB	12,016
2,300	Gakken Holdings Co., Ltd.	13,833
1,590	GungHo Online Entertainment, Inc.	31,270
38,000	IGG, Inc.*	18,833
1,600	Kadokawa Corp.	38,377
11,007	Kahoot! ASA*	30,118
400	Kinepolis Group NV	18,020
1,800	Koei Tecmo Holdings Co., Ltd.	31,136
1,300	Konami Group Corp.	68,132
3,270	Modern Times Group MTG AB, Class B*	20,865
1,100	Nexon Co., Ltd.	21,080
7,700	Nintendo Co., Ltd.	350,292
1,300	Proto Corp.	10,302
12,118	Reach plc	10,246
1,686	Rovio Entertainment Oyj(a)	16,792
3,469	Sanoma Oyj	25,128
1,693	Schibsted ASA, Class A	29,705
2,626	Schibsted ASA, Class B	43,593
800	Square Enix Holdings Co., Ltd.	37,254
21,268	Stillfront Group AB*	35,655
510	Technicolor Creative Studios SA*	19
100	Toei Animation Co., Ltd.	9,249
200	Toei Co., Ltd.	25,521
600	Toho Co., Ltd.	22,829
232	TX Group AG	27,748
2,585	Ubisoft Entertainment SA*	73,061

Shares		Value
Common Stocks, continued
Entertainment, continued
6,855	Universal Music Group NV	$152,287
700	UUUM, Inc.*	3,523
5,570	WildBrain, Ltd.*	6,686
700	Zenrin Co., Ltd.	4,492

		1,715,810

Financial Services (1.0%):
1,439	ABC arbitrage	9,344
75,136	AMP, Ltd.	56,784
543	Aruhi Corp.	3,736
9,449	Australian Finance Group, Ltd.	11,300
1,684	Banca IFIS SpA	27,006
4,561	Banca Mediolanum SpA	41,348
1,622	BFF Bank SpA(a)	17,779
4,759	Burford Capital, Ltd.	58,107
17,310	Challenger, Ltd.	75,163
6,016	Deutsche Pfandbriefbank AG^(a)	44,013
2,280	doValue SpA(a)	10,545
5,800	ECN Capital Corp.	11,691
2,398	Edenred	160,557
800	eGuarantee, Inc.	10,688
12,359	Element Fleet Management Corp.	188,287
5,345	EML Payments, Ltd.*	2,238
1,164	Eurazeo SE	81,930
1,100	Firm Capital Mortgage Investment Corp.	8,479
900	First National Financial Corp.	25,799
700	Fuyo General Lease Co., Ltd.	53,924
200	GMO Financial Gate, Inc.	16,150
400	GMO Payment Gateway, Inc.	31,231
1,440	GRENKE AG	41,944
20,600	G-Resources Group, Ltd.	5,024
16,190	Helia Group, Ltd.	37,391
2,112	Home Capital Group, Inc.	68,737
88	Hypoport SE*	16,081
757	Illimity Bank SpA	5,256
800	Japan Investment Adviser Co., Ltd.	6,178
4,600	Japan Securities Finance Co., Ltd.	35,843
41,181	M&G plc	100,237
24,420	Mitsubishi HC Capital, Inc.	145,522
1,000	Mizuho Leasing Co., Ltd.	32,756
900	NEC Capital Solutions, Ltd.	20,163
1,200	Nuvei Corp.*(a)	35,440
16,085	OFX Group, Ltd.*	21,350
7,289	Omni Bridgeway, Ltd.*	12,723
2,947	Onex Corp.	162,790
12,100	ORIX Corp.	221,315
14,873	OSB Group plc	91,070
10,066	Paragon Banking Group plc	68,129
2,696	PayPoint plc	16,547
4,194	Plus500, Ltd.	78,027
1,100	Ricoh Leasing Co., Ltd.	32,230
16,000	Shandong Hi-Speed Holdings Group, Ltd.*	11,899
3,600	Timbercreek Financial Corp.	20,248
1,100	Tokyo Century Corp.	39,785
5,213	Worldline SA*(a)	190,777
1,600	Zenkoku Hosho Co., Ltd.	55,687

		2,519,248

Food Products (2.7%):
9,302	a2 Milk Co, Ltd. (The)*	30,491
1,441	AAK AB	27,121

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
364	Agrana Beteiligungs AG	$6,889
2,200	Ajinomoto Co., Inc.	87,603
42,791	Aryzta AG*	71,124
3,966	Associated British Foods plc	100,580
772	Atria Oyj	8,945
2,327	Austevoll Seafood ASA	16,085
9,834	Australian Agricultural Co., Ltd.*	9,605
556	Bakkafrost P/F	33,279
55	Barry Callebaut AG, Registered Shares	106,201
8,561	Bega Cheese, Ltd.	16,325
125	Bell Food Group AG	35,568
854	Bonduelle S.C.A.	10,351
1,500	Calbee, Inc.	28,418
1	Chocoladefabriken Lindt & Spruengli AG	124,093
800	Chubu Shiryo Co., Ltd.	5,876
12,278	Cloetta AB	22,344
22,633	Costa Group Holdings, Ltd.	41,254
1,566	Cranswick plc	64,567
2,881	Danone SA	176,522
1,700	Delfi, Ltd.	1,626
500	DyDo Group Holdings, Inc.	17,505
2,372	Ebro Foods SA	41,828
8,471	Elders, Ltd.	37,346
71	Emmi AG	68,468
1,200	Ezaki Glico Co., Ltd.	31,419
108,669	First Pacific Co., Ltd.	37,711
27,100	First Resources, Ltd.	27,959
1,616	Forfarmers NV	4,855
9,500	Fraser & Neave, Ltd.	7,567
1,700	Fuji Oil Holdings, Inc.	23,544
1,600	Fujicco Co., Ltd.	20,941
5,629	Glanbia plc	84,206
289,700	Golden Agri-Resources, Ltd.	52,819
17,127	Greencore Group plc*	15,897
1,502	Grieg Seafood ASA	9,405
1,100	High Liner Foods, Inc.	11,551
1,923	Hilton Food Group plc	15,236
800	Hokuto Corp.	10,181
1,800	House Foods Group, Inc.	40,108
15,498	Inghams Group, Ltd.	27,188
4,700	Itoham Yonekyu Holdings, Inc.	23,654
300	Iwatsuka Confectionery Co., Ltd.	10,755
1,642	JDE Peet’s NV	48,840
600	J-Oil Mills, Inc.	6,677
1,300	Kagome Co., Ltd.	28,482
800	Kakiyasu Honten Co., Ltd.	12,908
400	Kameda Seika Co., Ltd.	12,025
700	Kenko Mayonnaise Co., Ltd.	6,442
532	Kerry Group plc, Class A	51,903
1,800	Kewpie Corp.	29,440
1,600	Kikkoman Corp.	90,298
400	Kotobuki Spirits Co., Ltd.	29,349
363	KWS Saat SE	22,297
500	Kyokuyo Co., Ltd.	12,561
147	Lassonde Industries, Inc., Class A	11,604
7,030	Leroy Seafood Group ASA	26,685
19	Lotus Bakeries	150,711
2,349	Maple Leaf Foods, Inc.	45,895
1,200	Marudai Food Co., Ltd.	12,397

Shares		Value
Common Stocks, continued
Food Products, continued
2,100	Maruha Nichiro Corp.	$35,374
1,700	Megmilk Snow Brand Co., Ltd.	23,066
41	Mehadrin, Ltd.*	1,393
3,200	MEIJI Holdings Co., Ltd.	71,494
800	Mitsui Sugar Co., Ltd.	15,335
1,300	Morinaga & Co., Ltd.	40,717
1,100	Morinaga Milk Industry Co., Ltd.	36,042
3,804	Mowi ASA	60,394
23,835	Nestle SA, Registered Shares	2,868,740
389	Neto Malinda Trading, Ltd.*	7,089
2,400	NH Foods, Ltd.	64,994
3,000	Nichirei Corp.	64,115
1,200	Nippn Corp.	15,369
800	Nippon Beet Sugar Manufacturing Co., Ltd.	10,369
1,200	Nisshin Oillio Group, Ltd. (The)	28,564
4,600	Nisshin Seifun Group, Inc.	56,852
10,000	Nissin Foods Co., Ltd.	8,562
300	Nissin Foods Holdings Co., Ltd.	24,782
9,800	Nissui Corp.	44,029
326	Orior AG	27,871
4,786	Orkla ASA, Class A	34,384
30,027	Premier Foods plc	48,640
1,005	Premium Brands Holdings Corp.	79,309
1,300	Prima Meat Packers, Ltd.	19,616
8,255	Raisio Oyj, Class V	18,443
11,830	Ridley Corp., Ltd.	15,801
1,300	Riken Vitamin Co., Ltd.	19,336
4,400	Rogers Sugar, Inc.	19,167
600	S Foods, Inc.	13,133
482	Salmar ASA	19,450
2,346	Sanford, Ltd.	5,891
1,456	Saputo, Inc.	32,624
127	Savencia SA	8,067
3,496	Scales Corp., Ltd.	6,768
3,767	Scandi Standard AB	17,861
476	Schouw & Co.	37,623
2,919	Select Harvests, Ltd.	8,085
800	Showa Sangyo Co., Ltd.	14,906
306	Sipef NV	18,930
114	Societe LDC SA	14,432
600	Starzen Co., Ltd.	9,535
847	Strauss Group, Ltd.*	19,103
3,278	Suedzucker AG	58,398
2,839	Synlait Milk, Ltd.*	2,911
9,481	Tate & Lyle plc	87,537
700	Toyo Suisan Kaisha, Ltd.	31,579
580	UIE plc	15,391
13,688	United Malt Grp, Ltd.*	40,155
217	Vilmorin & Cie SA	14,821
1,506	Viscofan SA	104,011
18,000	Vitasoy International Holdings, Ltd.	22,458
400	Warabeya Nichiyo Holdings Co., Ltd.	6,179
285,415	WH Group, Ltd.(a)	151,684
56,400	Wilmar International, Ltd.	158,863
1,300	Yamazaki Baking Co., Ltd.	17,604

		6,941,370

Gas Utilities (0.4%):
3,784	AltaGas, Ltd.	67,990
11,063	APA Group	71,555

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
6,095	Ascopiave SpA	$15,691
1,871	Brookfield Infrastructure Corp., Class A	85,329
7,172	Enagas SA	140,906
154,850	Hong Kong & China Gas Co., Ltd.	133,928
11,019	Italgas SpA	65,260
800	K&O Energy Group, Inc.	12,614
88,854	Keppel Infrastructure Trust	33,524
2,211	Naturgy Energy Group SA	65,852
4,400	Nippon Gas Co., Ltd.	61,681
3,600	Osaka Gas Co., Ltd.	55,230
2,476	Rubis SCA	60,126
1,300	Saibu Gas Co., Ltd.	18,747
1,300	Shizuoka Gas Co. Ltd.	10,597
6,089	Snam SpA	31,818
3,450	Superior Plus Corp.	24,717
2,300	Toho Gas Co., Ltd.	39,907
3,700	Tokyo Gas Co., Ltd.	80,845

		1,076,317

Ground Transportation (1.0%):
6,379	ALD SA(a)	68,377
74,632	Aurizon Holdings, Ltd.	195,416
1,200	Canadian National Railway Co.	145,330
1,849	Canadian National Railway Co.	223,858
700	Canadian Pacific Kansas City, Ltd.	56,545
724	Canadian Pacific Kansas City, Ltd.	58,478
700	Central Japan Railway Co.	87,794
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	10,558
66,700	ComfortDelGro Corp., Ltd.	57,317
1,500	East Japan Railway Co.	83,192
33,074	FirstGroup plc	61,423
1,200	Fukuyama Transporting Co., Ltd.	33,489
3,400	Hankyu Hanshin Holdings, Inc.	112,628
1,100	Ichinen Holdings Co., Ltd.	10,362
206	Jungfraubahn Holding AG, Registered Shares	34,576
4,900	Keikyu Corp.	43,243
700	Keio Corp.	22,013
1,200	Keisei Electric Railway Co., Ltd.	49,741
1,783	Kelsian Group, Ltd.	8,675
1,700	Kintetsu Group Holdings Co., Ltd.	58,910
2,400	Kyushu Railway Co.	51,563
400	Maruzen Showa Unyu Co., Ltd.	10,940
7,711	MTR Corp., Ltd.	35,494
3,900	Mullen Group, Ltd.	44,694
3,800	Nagoya Railroad Co., Ltd.	61,117
1,600	Nankai Electric Railway Co., Ltd.	35,767
13,705	National Express Group plc	16,931
2,200	Nikkon Holdings Co., Ltd.	44,011
1,300	Nishi-Nippon Railroad Co., Ltd.	22,140
588	NTG Nordic Transport Group A/S*	37,178
2,300	Odakyu Electric Railway Co., Ltd.	30,828
6,796	Redde Northgate plc	32,387
500	Sakai Moving Service Co., Ltd.	17,390
700	Sanyo Electric Railway Co., Ltd.	10,654
3,900	Seibu Holdings, Inc.	40,198
3,100	Seino Holdings Co., Ltd.	44,163
628	Sixt SE	75,236
762	Sixt SE	59,613
1,000	Sotetsu Holdings, Inc.	17,646
278	Stef S.A.	32,997

Shares		Value
Common Stocks, continued
Ground Transportation, continued
1,198	TFI International, Inc.	$136,505
1,600	Tobu Railway Co., Ltd.	42,935
3,913	Tourism Holdings, Ltd.*	9,292
15,330	Transport International Holdings, Ltd.	19,391
2,100	West Japan Railway Co.	87,405

		2,438,400

Health Care Equipment & Supplies (1.5%):
6,242	Advanced Medical Solutions Group plc	17,925
5,450	Alcon, Inc.	452,943
1,228	Alcon, Inc.	100,831
4,955	Ambu A/S, Class B*	81,064
4,791	Ansell, Ltd.	85,673
8,347	Arjo AB, Class B	30,275
2,500	Asahi Intecc Co., Ltd.	49,161
937	BioMerieux	98,328
362	Carl Zeiss Meditec AG	39,139
246	Cellavision AB	4,190
464	Cochlear, Ltd.	70,984
1,011	Coloplast A/S, Class B	126,421
251	Coltene Holding AG, Registered Shares	19,859
24,634	ConvaTec Group plc(a)	64,228
3,130	Demant A/S*	132,468
72	DiaSorin SpA	7,493
238	Draegerwerk AG & Co. KGaA	9,764
509	Draegerwerk AG & Co. KGaA	24,185
458	Eckert & Ziegler Strahlen- und Medizintechnik AG	18,183
1,600	Eiken Chemical Co., Ltd.	17,151
1,278	El.En. SpA	15,345
4,663	Elekta AB, Class B	36,077
1,332	EssilorLuxottica SA	252,054
2,109	Fisher & Paykel Healthcare Corp., Ltd.	31,686
600	Fukuda Denshi Co., Ltd.	19,543
2,575	Getinge AB, Class B	45,152
405	Guerbet	7,521
800	Hogy Medical Co., Ltd.	17,688
2,500	Hoya Corp.	298,254
537	Ion Beam Applications	8,957
2,000	Japan Lifeline Co., Ltd.	14,362
2,000	Jeol, Ltd.	71,320
2,156	Koninklijke Philips Electronics NV, NYS*	46,764
9,832	Koninklijke Philips NV*	212,747
700	Mani, Inc.	8,302
276	Medacta Group SA(a)	37,682
849	Medmix AG(a)	22,458
2,700	Menicon Co., Ltd.	47,287
10	Metall Zug AG, Registered Shares	18,325
2,400	Nakanishi, Inc.	53,242
6,757	Nanosonics, Ltd.*	21,506
1,100	Nihon Kohden Corp.	29,403
7,100	Nipro Corp.	50,370
9,100	Olympus Corp.	144,058
1,800	Paramount Bed Holdings Co., Ltd.	30,025
2,100	PHC Holdings Corp.	22,564
457	Revenio Group Oyj	15,822
16,500	Riverstone Holdings, Ltd.	7,588
645	Siemens Healthineers AG(a)	36,502
1,168	Smith & Nephew plc, ADR	37,668
4,212	Smith & Nephew plc	67,953
765	Sonova Holding AG	203,850

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
360	STRATEC SE	$24,917
1,038	Straumann Holding AG, Class R	168,608
1,300	Sysmex Corp.	88,873
1,500	Terumo Corp.	47,711
85	Ypsomed Holding AG, Registered Shares	25,641

		3,738,090

Health Care Providers & Services (0.8%):
5,100	Alfresa Holdings Corp.	76,381
5,205	Ambea AB(a)	16,936
2,348	Amplifon SpA	86,168
400	Amvis Holdings, Inc.	9,104
400	Andlauer Healthcare Group, Inc.	13,438
19,284	Arvida Group, Ltd.	14,947
500	As One Corp.	19,827
6,164	Attendo AB*(a)	18,068
700	BML, Inc.	14,107
2,704	Clariane SE^	19,673
20,000	C-Mer Eye Care Holdings, Ltd.*	9,667
1,805	CVS Group plc	45,356
1,280	EBOS Group, Ltd.	28,952
1,000	Elan Corp.	6,088
15,612	Estia Health, Ltd.	30,841
4,012	Extendicare, Inc.	21,596
3,722	Fagron	62,644
1,400	France Bed Holdings Co., Ltd.	11,258
3,870	Fresenius Medical Care AG & Co., KGaA	184,808
5,433	Fresenius SE & Co. KGaA	150,371
1,738	Galenica AG(a)	140,420
1,900	H.U. Group Holdings, Inc.	36,331
20,914	Healius, Ltd.	44,461
2,572	Humana AB*	5,295
4,771	Integral Diagnostics, Ltd.	10,421
1,000	Japan Medical Dynamic Marketing, Inc.	7,085
225	LNA Sante SA	7,070
3,204	Medical Facilities Corp.	20,052
1,044	Medicover AB, Class B	15,850
778	Medios AG*	13,247
4,700	Medipal Holdings Corp.	76,894
3,565	Mediterranean Towers, Ltd.	7,786
24,681	Monash IVF Group, Ltd.	18,894
1,110	NMC Health plc*(b)	—
11,023	Novolog, Ltd.	5,347
23,114	Oceania Healthcare, Ltd.	10,918
6,310	Oriola Oyj, Class B	8,861
26,115	Raffles Medical Group, Ltd.	26,306
2,704	Ramsay Health Care, Ltd.	101,692
7,784	Regis Healthcare, Ltd.	11,511
3,870	Ryman Healthcare, Ltd.	15,697
2,100	Ship Healthcare Holdings, Inc.	34,678
59,044	Sigma Healthcare, Ltd.	33,191
1,900	Solasto Corp.	8,804
11,422	Sonic Healthcare, Ltd.	271,619
8,887	Spire Healthcare Group plc(a)	23,996
6,836	Summerset Group Holdings, Ltd.	40,264
1,500	Suzuken Co., Ltd.	40,864
558	Synlab AG	5,510
2,544	Terveystalo Oyj(a)	22,954
176,600	Thomson Medical Group, Ltd.	7,733
1,800	Toho Holdings Co., Ltd.	33,144

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
500	Tokai Corp./Gifu	$6,572
1,400	Value HR Co., Ltd.	14,084
2,100	Viemed Healthcare, Inc.*	20,562
2,800	Vital KSK Holdings, Inc.	17,357
4,200	Well Health Technologies Corp.*	15,061

		2,020,761

Health Care Technology (0.1%):
7,980	AGFA-Gevaert NV*	19,587
1,026	Ascom Holding AG, Registered Shares	12,520
2,600	Carenet, Inc.	17,043
857	CompuGroup Medical SE & Co KgaA	42,153
2,389	EMIS Group plc	41,576
3,300	M3, Inc.	71,351
1,200	Medical Data Vision Co., Ltd.	6,086
700	MedPeer, Inc.*	4,926
330	Nexus AG	20,345
800	Nnit A/S*(a)	9,374
94	Pharmagest Interactive	8,686
1,266	Pro Medicus, Ltd.	55,739
1,213	Raysearch Laboratories AB*	7,122
1,382	Sectra AB*	23,179

		339,687

Hotels, Restaurants & Leisure (1.8%):
2,190	888 Holdings plc*	2,729
4,410	Accor SA	163,973
600	AEON Fantasy Co., Ltd.	13,340
1,000	Airtrip Corp.	19,508
1,000	Arcland Service Holdings Co., Ltd.	20,286
23,206	Ardent Leisure Group, Ltd.	6,955
5,808	Aristocrat Leisure, Ltd.	150,361
1,638	Basic-Fit NV*(a)	62,542
5,465	Betsson AB, Class B*	58,233
20,000	Cafe de Coral Holdings, Ltd.	25,727
1,533	Carnival plc, ADR*	25,984
72,000	Century City International Holdings, Ltd.*	2,671
970	Cie des Alpes	14,654
4,935	Collins Foods, Ltd.	32,548
2,700	Colowide Co., Ltd.	38,277
4,207	Compass Group plc	117,664
3,168	Corporate Travel Management, Ltd.	38,019
6,000	Create Restaurants Holdings, Inc.	40,743
2,300	Curves Holdings Co., Ltd.	12,019
7,977	Dalata Hotel Group plc*	40,356
23,538	Deliveroo plc*(a)	34,233
2,374	Delivery Hero SE*(a)	104,644
1,190	Domino’s Pizza Enterprises, Ltd.	36,819
10,911	Domino’s Pizza Group plc	38,280
1,600	Doutor Nichires Holdings Co., Ltd.	23,428
2,462	eDreams ODIGEO SA*	17,643
4,906	Elior Group SA*(a)	14,052
3,720	Entain plc	60,404
695	Evolution AB(a)	88,102
6,500	Fairwood Holdings, Ltd.	9,508
289	Fattal Holdings 1998, Ltd.*	28,175
1,933	Flight Centre Travel Group, Ltd.*	24,628
2,837	Flutter Entertainment plc*	569,735
2,800	Food & Life Cos., Ltd.	54,705
12,200	Fosun Tourism Group*(a)	11,546
900	Fuji Kyuko Co., Ltd.	34,613

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
557	Fuller Smith & Turner plc, Class A	$4,229
4,000	Galaxy Entertainment Group, Ltd.*	25,530
200	Genki Sushi Co., Ltd.	4,680
40,200	Genting Singapore, Ltd.	27,902
4,574	Greggs plc	148,355
581	Gym Group plc (The)*(a)	673
1,200	Heiwa Corp.	20,902
2,921	Hollywood Bowl Group plc	9,266
18,230	Hongkong & Shanghai Hotels (The)*	16,090
982	InterContinental Hotels Group plc, ADR	69,182
412	InterContinental Hotels Group plc	28,447
2,484	JD Wetherspoon plc*	21,237
868	Jumbo Interactive, Ltd.	8,276
2,383	Just Eat Takeaway.com NV*(a)	36,608
1,100	KFC Holdings Japan, Ltd.	21,695
5,582	Kindred Group plc	59,488
1,700	KOMEDA Holdings Co, Ltd.	32,024
3,200	Koshidaka Holdings Co., Ltd.	26,872
1,400	Kyoritsu Maintenance Co., Ltd.	53,281
2,747	La Francaise des Jeux SAEM(a)	108,147
30,112	Lottery Corp., Ltd. (The)	103,255
33,812	Marston’s plc*	12,623
1,100	McDonald’s Holdings Co., Ltd.	42,785
6,149	Melia Hotels International SA*	42,709
14,000	Miramar Hotel & Investment	20,673
11,969	Mitchells & Butlers plc*	31,019
1,200	Monogatari Corp. (The)	29,114
613	MTY Food Group, Inc.	28,040
46,867	NagaCorp, Ltd.	24,812
300	Ohsho Food Service Corp.	13,960
5,176	On The Beach Group plc*(a)	6,337
2,000	Oriental Land Co., Ltd.	78,090
2,702	Pandox AB	31,527
900	Pizza Pizza Royalty Corp.	10,063
6,439	Playtech plc*	48,240
600	Pollard Banknote, Ltd.	11,687
12,439	Rank Group plc*	13,982
1,500	Resorttrust, Inc.	22,218
2,449	Restaurant Brands International, Inc.^	189,896
3,018	Restaurant Brands New Zealand, Ltd.	11,584
19,755	Restaurant Group plc (The)*	9,551
9,100	Round One Corp.	36,144
10,188	Sands China, Ltd.*	34,870
5,463	Scandic Hotels Group AB*(a)	22,138
36,000	Shangri-La Asia, Ltd.*	27,562
42,585	SJM Holdings, Ltd.*	18,263
1,360	SkiStar AB	14,562
29,451	SKYCITY Entertainment Group, Ltd.	41,211
6,400	Skylark Holdings Co., Ltd.*	80,032
2,061	Sodexo SA	226,945
27,285	SSP Group plc*	86,933
1,200	St Marc Holdings Co., Ltd.	15,724
52,261	Star Entertainment Group, Ltd. (The)*	40,393
91,665	Tabcorp Holdings, Ltd.	68,099
137	Tivoli A/S	15,383
800	Tokyotokeiba Co., Ltd.	21,884
1,400	Toridoll Holding Corp.	30,529
6,237	TUI AG*	44,315
6,523	Webjet, Ltd.*	30,162

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,231	Whitbread plc	$182,044
1,900	Yoshinoya Holdings Co., Ltd.	33,707
1,308	Young & Co.‘s Brewery plc, Class A	19,932
1,515	Young & Co’s Brewery plc	15,636
187	Zeal Network SE	7,039
1,000	Zensho Holdings Co., Ltd.	44,487

		4,700,147

Household Durables (1.5%):
2,091	Ariston Holding NV	22,124
5,875	Azorim-Investment Development & Construction Co., Ltd.*	17,926
4,812	Bang & Olufsen A/S*	7,454
29,695	Barratt Developments plc	155,866
5,441	Bellway plc	137,694
2,266	Berkeley Group Holdings plc	112,849
1,566	Bigben Interactive	9,105
3,728	Bonava AB, B Shares	6,278
3,251	Breville Group, Ltd.	43,543
27,975	Cairn Home plc	35,395
2,500	Casio Computer Co., Ltd.	20,305
600	Chofu Seisakusho Co., Ltd.	10,441
6,556	Crest Nicholson Holdings plc	15,714
1,076	De’ Longhi SpA	23,548
1,000	Dorel Industries, Inc., Class B*	3,465
2,152	Duni AB	21,177
3,176	Electrolux AB, Class B	43,422
1,200	ES-Con Japan, Ltd.	6,886
2,053	Fiskars OYJ Abp	34,671
44	Forbo Holding AG, Registered Shares	63,162
1,600	Fuji Corp., Ltd.	7,530
900	Fujitsu General, Ltd.	19,611
25,820	Glenveagh Properties plc*(a)	31,543
3,261	GN Store Nord A/S*	81,492
9,000	Haseko Corp.	111,123
2,710	Henry Boot plc	7,227
700	Hoosiers Holdings	4,879
2,100	Iida Group Holdings Co., Ltd.	35,543
1,084	JM AB	14,464
10,600	JVCKenwood Corp.	36,507
958	Kaufman & Broad SA	28,346
700	Ki-Star Real Estate Co., Ltd.	24,138
1,300	LEC, Inc.	7,834
540	Leifheit AG	11,415
43,200	Man Wah Holdings, Ltd.	28,952
1,659	Maytronics, Ltd.	22,765
704	Nacon SA*	1,522
1,363	Neinor Homes SA(a)	13,727
9,000	Nikon Corp.	116,973
5,576	Nobia AB*	7,082
1,700	Open House Group Co., Ltd.	61,333
33,700	Panasonic Holdings Corp.	412,867
7,242	Persimmon plc	94,398
1,200	Pressance Corp.	16,925
12,387	Redrow plc	69,417
1,800	Rinnai Corp.	39,231
567	Sabaf SpA*	8,838
1,300	Sangetsu Corp.	22,503
908	SEB SA	93,871
9,500	Sekisui Chemical Co., Ltd.	137,434

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
900	Sekisui House, Ltd.	$18,214
5,800	Sharp Corp.	32,325
12,200	Sony Group Corp.	1,094,425
4,900	Sumitomo Forestry Co., Ltd.	119,159
328	Surteco Group SE	6,907
1,100	Tama Home Co., Ltd.	25,215
1,100	Tamron Co., Ltd.	30,861
105,935	Taylor Wimpey plc	138,351
805	The Vitec Group plc	7,085
1,000	TOA Corp.	6,427
400	Token Corp.	20,704
1,912	Victoria plc*	14,306
8,359	Vistry Group plc	70,334
100	V-ZUG Holding AG*	7,990
3,849	YIT Oyj	8,978

		3,961,796

Household Products (0.2%):
636	Essity AB, Class A	16,900
2,319	Essity AB, Class B	61,747
1,173	Henkel AG & Co. KGaA	82,552
3,900	Lion Corp.	36,360
14,255	Mcbride plc*	4,795
3,400	Pigeon Corp.	46,910
3,475	Reckitt Benckiser Group plc	260,931
1,900	Unicharm Corp.	70,404

		580,599

Independent Power and Renewable Electricity Producers (0.4%):
2,302	7C Solarparken AG	9,357
1,551	Boralex, Inc., Class A	42,235
2,600	Capital Power Corp.	82,636
7,088	Cloudberry Clean Energy ASA*	8,465
1,098	Corp ACCIONA Energias Renovables SA	36,734
13,417	Drax Group plc	98,840
1,563	EDP Renovaveis SA	31,303
1,700	EF-ON, Inc.	6,690
2,700	Electric Power Development Co., Ltd.	39,691
1,707	Encavis AG*	27,980
2,646	Energix-Renewable Energies, Ltd.	8,594
949	Enlight Renewable Energy, Ltd.*	16,750
1,000	eRex Co., Ltd.	7,879
881	Greenvolt-Energias Renovaveis SA*	5,881
596	Grenergy Renovables SA*	18,330
2,055	Innergex Renewable Energy, Inc.	19,145
690	Kenon Holdings, Ltd.	16,235
8,484	Meridian Energy, Ltd.	29,224
1,175	Neoen SA(a)	37,210
5,424	Northland Power, Inc.	113,140
1,351	OPC Energy, Ltd.*	8,910
2,011	Orron Energy ab*	2,117
1,500	Polaris Renewable Energy, Inc.	16,137
2,100	RENOVA, Inc.*	23,765
5,222	RWE AG	227,277
1,250	Scatec ASA(a)	8,193
1,714	Solaria Energia y Medio Ambiente SA*	26,315
10,042	Transalta Corp.	94,006
2,200	Transalta Renewables, Inc.	18,901
882	Voltalia SA, Registered Shares*	14,038

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
910	West Holdings Corp.	$15,859

		1,111,837

Industrial Conglomerates (0.8%):
182	Aker ASA, Class A Shares	10,325
865	Bonheur ASA	20,961
1,056	Chargeurs SA	12,777
8,000	Chevalier International Holdings Ltd.	6,800
22,930	CK Hutchison Holdings, Ltd.	140,358
3,331	DCC plc	186,157
2,000	Guoco Group, Ltd.	15,021
8,400	Hitachi, Ltd.	519,944
822	Indus Holding AG	23,133
515	Italmobiliare SpA	14,090
2,600	Jardine Cycle & Carriage, Ltd.	67,122
1,500	Katakura Industries Co., Ltd.	17,018
1,700	Keihan Holdings Co., Ltd.	44,900
12,200	Keppel Corp., Ltd.	60,739
1,492	Lifco AB, Class B	32,480
2,900	Mie Kotsu Group Holdings, Inc.	11,514
5,400	Nisshinbo Holdings, Inc.	44,867
7,406	Nolato AB, Class B	34,815
1,300	Noritsu Koki Co., Ltd.	21,056
69,000	NWS Holdings, Ltd.	78,337
3,390	Siemens AG, Registered Shares	564,206
5,347	Smiths Group plc	111,860
5,400	TOKAI Holdings Corp.	33,777
1,700	Toshiba Corp.	53,291
933	Volati AB	9,761

		2,135,309

Insurance (4.1%):
3,541	Admiral Group plc	93,813
53,123	Aegon NV	269,027
6,999	Ageas SA/NV	283,638
94,240	AIA Group, Ltd.	961,585
40,863	Alm Brand A/S	64,113
5,446	ASR Nederland NV	244,927
6,914	Assicurazioni Generali SpA	140,799
2,282	AUB Group, Ltd.	44,951
41,941	Aviva plc	211,349
11,888	AXA SA	351,180
999	Baloise Holding AG, Registered Shares	146,965
6,345	Beazley plc	47,602
7,384	Chesnara plc	25,403
2,213	Clal Insurance Enterprises Holdings, Ltd.*	34,511
4,898	Coface SA	67,576
5,800	Dai-ichi Life Holdings, Inc.	111,269
2,100	Definity Financial Corp.	55,726
40,384	Direct Line Insurance Group plc	69,849
82	E-L Financial Corp., Ltd.	57,352
431	Fairfax Financial Holdings, Ltd.	322,873
1,054	FBD Holdings plc	14,658
1,341	Gjensidige Forsikring ASA	21,502
1,300	Great Eastern Holdings, Ltd.	16,976
4,164	Great-West Lifeco, Inc.	120,934
1,809	Grupo Catalana Occidente SA	55,599
744	Hannover Rueck SE	157,750
4,262	Harel Insurance Investments & Financial Services, Ltd.	33,309

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
817	Helvetia Holding AG, Registered Shares	$110,626
7,266	Hiscox, Ltd.	100,892
3,719	iA Financial Corp., Inc.	253,390
506	IDI Insurance Co., Ltd.	11,477
26,665	Insurance Australia Group, Ltd.	101,569
2,660	Intact Financial Corp.	410,748
15,800	Japan Post Holdings Co., Ltd.	113,623
1,900	Japan Post Insurance Co., Ltd.	28,569
41,528	Just Group plc	41,194
8,127	Lancashire Holdings, Ltd.	59,643
82,370	Legal & General Group plc	238,738
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	14,951
9,385	Manulife Financial Corp.	177,470
9,983	Manulife Financial Corp.	188,717
41,493	Mapfre SA^	82,517
33,666	Medibank Pvt, Ltd.	79,207
1,055	Menora Mivtachim Holdings, Ltd.	22,402
16,641	Migdal Insurance & Financial Holding, Ltd.	20,287
2,900	MS&AD Insurance Group Holdings, Inc.	103,342
577	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	216,346
17,747	nib holdings, Ltd.	100,150
8,486	NN Group NV	314,850
15,729	Phoenix Group Holdings plc	106,295
2,268	Phoenix Holdings, Ltd. (The)	22,857
12,327	Poste Italiane SpA(a)	133,725
1,147	Protector Forsikring ASA	17,660
1,332	Prudential plc, ADR	37,722
3,425	Prudential plc	48,293
16,200	QBE Insurance Group, Ltd.	170,460
3,005	Sabre Insurance Group plc(a)	5,166
3,822	Saga plc*	5,805
5,131	Sampo Oyj, A Shares	230,098
6,691	SCOR SA	196,664
445	Solid Forsakring AB	2,621
1,400	Sompo Holdings, Inc.	62,769
9,536	Steadfast Group, Ltd.	38,210
6,858	Storebrand ASA	53,488
2,264	Sun Life Financial, Inc.	118,037
1,295	Sun Life Financial, Inc.	67,495
18,389	Suncorp Group, Ltd.	165,853
454	Swiss Life Holding AG	265,703
4,529	Swiss Re AG	456,178
5,800	T&D Holdings, Inc.	85,699
1,726	Talanx AG	98,941
10,900	Tokio Marine Holdings, Inc.	251,698
1,482	Topdanmark A/S	72,902
1,392	Trisura Group, Ltd.*	39,482
5,377	Tryg A/S	116,400
17,380	Unipol Gruppo Finanziario SpA	92,972
14,182	UnipolSai Assicurazioni SpA	35,195
4,363	UNIQA Insurance Group AG	35,010
54	Vaudoise Assurances Holding SA	26,444
1,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,466
1,796	Wuestenrot & Wuerttembergische AG	30,751
1,223	Zurich Insurance Group AG	581,214

		10,526,217

Shares		Value
Common Stocks, continued
Interactive Media & Services (0.3%):
3,192	Adevinta ASA*	$20,944
11,575	Auto Trader Group plc(a)	89,699
400	Bengo4.com, Inc.*	10,644
575	Better Collective A/S*	11,891
2,166	carsales.com, Ltd.	34,569
4,900	Catena Media plc*	8,911
5,418	Domain Holdings Australia, Ltd.	13,827
1,200	Infocom Corp.	19,008
3,800	Kakaku.com, Inc.	54,721
1,170	Karnov Group AB*	5,339
600	MarkLines Co., Ltd.	10,752
2,000	MIXI, Inc.	37,258
12,015	Moneysupermarket.com Group plc	41,342
135	New Work SE	18,172
594	REA Group, Ltd.	56,890
19,514	Rightmove plc	129,609
897	Scout24 SE(a)	56,855
1,787	SEEK, Ltd.	25,922
2,124	Solocal Group*	305
13,200	Z Holdings Corp.	31,880

		678,538

IT Services (1.5%):
3,641	Addnode Group AB	28,204
114	Adesso SE	15,404
370	Allgeier SE	10,192
1,014	Alten SA*	159,792
923	Appen, Ltd.*	1,486
400	Argo Graphics, Inc.	10,887
2,661	Atea ASA	38,690
4,261	Atos SE*	60,789
180	Aubay	9,351
600	Base Co., Ltd.	23,932
2,362	Bechtle AG	93,580
2,300	BIPROGY, Inc.	56,620
1,490	Bouvet ASA	9,015
817	CANCOM SE	24,727
3,044	Capgemini SE	576,604
1,200	CGI, Inc.*	126,559
1,233	CGI, Inc.*	129,995
1,200	Change Holdings, Inc.	19,060
4,933	Columbus A/S	4,758
2,655	Computacenter plc	77,224
1,100	Comture Corp.	15,908
7,824	Data#3, Ltd.	37,649
500	Densan System Holdings Co., Ltd.	11,432
1,400	DTS Corp.	33,087
8,624	Econocom Group SA/NV	24,986
1,000	E-Guardian, Inc.	14,031
558	Enea AB*	2,184
3,891	Fdm Group Holdings plc	27,752
348	Formula Systems 1985, Ltd.	25,661
1,700	Fujitsu, Ltd.	219,199
2,500	Future Corp.	29,806
824	GFT Technologies SE	23,192
6,665	Global Dominion Access SA(a)	28,536
1,900	GMO internet group, Inc.	36,440
1,200	ID Holdings Corp.	10,741
6,083	Indra Sistemas SA	76,884
900	Information Services Internati	31,661

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
2,776	Iomart Group plc	$6,092
1,100	Itochu Techno-Solutions Corp.	27,838
700	JBCC Holdings, Inc.	12,471
600	JIG-SAW, Inc.*	24,634
3,119	Kainos Group plc	48,927
816	KNOW IT AB	13,201
1,146	Kontron AG	22,649
896	Matrix It, Ltd.	18,307
300	Mitsubishi Research Institute, Inc.	11,475
193	Nagarro SE*	16,791
7,286	NCC Group plc	8,965
3,600	NEC Corp.	175,055
2,700	NEC Networks & System Integrat	37,350
3,000	NET One Systems Co., Ltd.	65,961
1,260	Netcompany Group A/S*^(a)	52,143
5,103	NEXTDC, Ltd.*	43,030
638	NEXTDC, Ltd.*	5,380
3,056	Nomura Research Institute, Ltd.	84,290
800	NS Solutions Corp.	22,367
2,200	NSD Co., Ltd.	44,285
5,900	NTT Data Corp.	82,618
200	Obic Co., Ltd.	32,068
2,099	One Software Technologies, Ltd.	28,341
4,539	Ordina NV	28,080
1,100	Otsuka Corp.	42,810
1,200	Pole To Win Holdings, Inc.	6,554
394	Reply SpA	44,737
2,400	SCSK Corp.	37,780
105	Secunet Security Networks AG	24,910
400	SHIFT, Inc.*	73,099
700	Shopify, Inc., Class A*	45,247
650	Shopify, Inc., Class A*	41,990
1,200	Simplex Holdings, Inc.	21,953
510	Societe Pour l’Informatique Industrielle	29,994
800	Softbank Technology Corp.	14,568
5,347	Softcat plc	96,127
566	Sopra Steria Group SACA	112,918
52,000	SUNeVision Holdings, Ltd.	26,607
1,200	TDC Soft, Inc.	15,072
1,700	TechMatrix Corp.	22,053
2,731	TietoEVRY Oyj	75,374
3,300	TIS, Inc.	82,692
500	Uchida Yoko Co., Ltd.	20,241
315	Wavestone	17,224
573	Wiit SpA	12,657

		3,902,943

Leisure Products (0.4%):
4,400	Bandai Namco Holdings, Inc.	101,824
1,496	Beneteau SA	25,299
906	BRP, Inc.	76,599
1,042	Catana Group	7,966
1,377	Games Workshop Group plc	191,320
1,000	Globeride, Inc.	15,783
874	Harvia Oyj	22,040
500	Mars Group Holdings Corp.	9,949
17,243	ME GROUP INTERNATIONAL plc	35,934
877	MIPS AB	43,557
800	Mizuno Corp.	20,758
800	Roland Corp.	23,065

Shares		Value
Common Stocks, continued
Leisure Products, continued
1,400	Sankyo Co., Ltd.	$56,666
376	Sanlorenzo SpA/Ameglia	16,157
1,700	Sega Sammy Holdings, Inc.	36,384
700	Shimano, Inc.	117,183
1,400	Snow Peak, Inc.^	18,253
700	Spin Master Corp.(a)	18,522
3,815	Technogym SpA(a)	35,352
3,315	Thule Group AB(a)	97,429
3,300	Tomy Co., Ltd.	41,633
700	Universal Entertainment Corp.*	11,943
1,100	Yamaha Corp.	42,306
3,500	Yonex Co., Ltd.	33,870

		1,099,792

Life Sciences Tools & Services (0.4%):
4,332	Addlife AB, Class B	48,875
840	Biotage AB	10,471
900	CellSource Co., Ltd.*	17,466
315	Chemometec A/S*	21,577
600	Cmic Holdings Co., Ltd.	8,065
878	Ergomed PLC*	10,869
2,320	Eurofins Scientific SE	147,349
555	Evotec SE*	12,475
856	Gerresheimer AG	96,285
354	Lonza Group AG	211,464
697	Medcap AB*	17,778
818	QIAGEN NV*	36,690
2,639	QIAGEN NV*	118,834
252	Sartorius AG	86,409
211	Sartorius Stedim Biotech	52,723
1,600	Shin Nippon Biomedical Laborat	23,774
86	Siegfried Holding AG	71,098

		992,202

Machinery (4.3%):
3,402	Aalberts NV	143,199
600	Ag Growth International, Inc.	22,952
2,600	Aichi Corp.	15,824
2,100	Aida Engineering, Ltd.	13,767
781	Alfa Laval AB	28,492
3,214	Alimak Group AB(a)	25,139
900	Alinco, Inc.	6,266
8,556	Alstom SA	255,369
8,100	Amada Co., Ltd.	80,005
1,286	ANDRITZ AG	71,756
2,000	Anest Iwata Corp.	16,506
2,700	Asahi Diamond Industrial Co., Ltd.	16,344
20,220	Atlas Copco AB, Class A	291,723
11,750	Atlas Copco AB, Class B	146,452
2,149	ATS Corp.*	98,884
1,300	Bando Chemical Industries, Ltd.	13,083
1,230	Beijer Alma AB, Class B	25,723
6,881	Bodycote plc	55,983
310	Bucher Industries AG, Registered Shares	136,796
104	Burckhardt Compression Holding AG	61,068
56	Bystronic AG	37,257
1,043	Cargotec Oyj, Class B	57,270
2,300	CKD Corp.	37,794
1,023	Concentric AB	19,506
1,110	Construcciones y Auxiliar de Ferrocarriles SA	37,290
284	Daetwyler Holding AG	60,592

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
4,500	Daifuku Co., Ltd.	$92,152
8,219	Daimler Truck Holding AG	295,893
2,100	Daiwa Industries, Ltd.	20,266
745	Danieli & C Officine Meccaniche SpA	17,841
1,585	Danieli & C Officine Meccaniche SpA	29,111
4,300	DMG Mori Co., Ltd.^	75,078
2,392	Duerr AG	77,362
2,700	Ebara Corp.	129,679
6,740	Electrolux Professional AB, Class B	36,598
4,784	Epiroc AB, Class A	90,649
2,816	Epiroc AB, Class B	45,562
2,000	FANUC Corp.	70,328
19,282	Fincantieri SpA*	10,730
2,271	FLSmidth & Co. A/S	109,872
3,291	Fluidra SA	64,090
13,800	Frencken Group, Ltd.	9,252
2,000	Fuji Corp.	35,496
500	Fukushima Galilei Co., Ltd.	18,697
1,700	Furukawa Co., Ltd.	18,528
4,671	GEA Group AG	195,192
2,556	Georg Fischer AG, Registered Shares	192,012
371	Gesco SE	10,006
2,000	Glory, Ltd.	40,238
1,300	Harmonic Drive Systems, Inc.	41,938
16,185	Heidelberger Druckmaschinen AG*	25,265
5,448	Hexagon Composites ASA*	13,830
9,100	Hino Motors, Ltd.*	38,261
1,200	Hisaka Works, Ltd.	7,635
3,600	Hitachi Construction Machinery Co., Ltd.	101,415
5,600	Hitachi Zosen Corp.	37,176
400	Hoshizaki Corp.	14,386
1,000	Hosokawa Micron Corp.	24,430
7,480	Husqvarna AB, B Shares	67,873
679	Husqvarna AB, Class A Shares	6,165
5,700	IHI Corp.	154,604
8,265	IMI plc	172,681
4,075	Indutrade AB	91,983
879	Interpump Group SpA	48,883
24	Interroll Holding AG, Class A	74,322
1,300	Iseki & Co., Ltd.	11,328
8,499	Iveco Group NV*	76,762
500	Japan Steel Works, Ltd. (The)	10,762
699	JOST Werke SE(a)	37,815
3,700	Juki Corp.	14,996
2,224	Jungheinrich AG	81,379
87	Kardex Holding AG, Registered Shares	19,571
900	Kato Works Co., Ltd.	7,597
6,300	Kawasaki Heavy Industries, Ltd.	161,800
3,210	KION Group AG	129,067
400	Kitagawa Corp.	3,174
5,100	Kitz Corp.	38,422
1,934	Knorr-Bremse AG	147,646
572	Koenig & Bauer AG*	11,855
13,600	Komatsu, Ltd.	368,031
184	Komax Holding AG	47,684
2,900	Komori Corp.	19,005
5,032	Kone Oyj, Class B	262,827
1,364	Konecranes OYJ	54,832
187	Krones AG	22,676

Shares		Value
Common Stocks, continued
Machinery, continued
4,500	Kubota Corp.	$65,560
1,600	Kurita Water Industries, Ltd.	61,502
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,094
1,200	Maezawa Kyuso Industries Co., Ltd.	9,300
700	Makino Milling Machine Co., Ltd.	27,283
2,500	Makita Corp.	70,182
586	Manitou Bf SA	15,672
800	Max Co., Ltd.	14,757
896	McPhy Energy SA*	8,200
1,800	Meidensha Corp.	25,011
297	Meier Tobler Group AG	17,528
800	Metawater Co., Ltd.	10,234
16,814	Metso Oyj	202,536
5,432	MINEBEA MITSUMI, Inc.	102,874
3,100	MISUMI Group, Inc.	62,051
2,500	Mitsubishi Heavy Industries, Ltd.	116,972
1,000	Mitsubishi Logisnext Co., Ltd.	9,260
700	Mitsuboshi Belting Co., Ltd.	21,536
2,900	Mitsui E&S Co., Ltd.	9,917
1,100	Miura Co., Ltd.	28,764
10,151	Morgan Advanced Materials plc	35,415
1,500	Morita Holdings Corp.	16,265
900	Nabtesco Corp.	19,870
800	Nachi-Fujikoshi Corp.	22,796
2,000	Namura Shipbuilding Co., Ltd.	8,745
1,456	NFI Group, Inc.	12,553
8,900	NGK Insulators, Ltd.	106,477
2,300	Nikkiso Co., Ltd.	14,570
1,267	Nilfisk Holding A/S*	23,365
3,900	Nippon Thompson Co., Ltd.	16,156
400	Nissei ASB Machine Co., Ltd.	11,439
800	Nitta Corp.	17,004
500	Nitto Kohki Co., Ltd.	6,879
1,900	Nitto Seiko Co., Ltd.	7,707
300	Noritake Co., Ltd.	11,418
995	Norma Group SE	18,369
7,700	NSK, Ltd.	48,704
14,800	NTN Corp.	31,478
400	Obara Group, Inc.	11,609
4,495	OC Oerlikon Corp. AG	22,377
1,700	Oiles Corp.	23,588
400	Okamoto Machine Tool Works, Ltd.	17,744
600	OKUMA Corp.	32,272
1,600	Organo Corp.	47,393
2,800	OSG Corp.	40,300
692	Palfinger AG	21,102
174	Pfeiffer Vacuum Technology AG	28,288
150	Plasson Industries, Ltd.	6,442
122	Rational AG	88,261
70	Rieter Holding AG	7,267
16,905	Rotork plc	65,523
1,800	Ryobi, Ltd.	25,737
9,972	Sandvik AB	194,789
232	Schindler Holding AG, Registered Shares	52,149
797,303	Seatrium, Ltd.*	73,851
933	SFS Group AG	123,170
1,100	Shibaura Machine Co., Ltd.	37,326
1,200	Shima Seiki Manufacturing, Ltd.	15,527
1,900	Shinmaywa Industries, Ltd.	17,886

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
78,000	Singamas Container Holdings, Ltd.	$6,384
2,200	Sintokogio, Ltd.	16,833
3,528	Skellerup Holdings, Ltd.	9,939
4,224	SKF AB, B Shares	73,588
892	SKF AB, Class A	15,479
200	SMC Corp.	111,172
2,300	Sodick Co., Ltd.	11,425
333	Spirax-Sarco Engineering plc	43,856
772	Stabilus SE	46,381
2,397	Stadler Rail AG	93,752
1,600	Star Micronics Co., Ltd.	20,069
849	Sulzer AG, Registered Shares	73,053
4,000	Sumitomo Heavy Industries, Ltd.	96,067
3,900	Tadano, Ltd.	31,114
900	Takeuchi Manufacturing Co., Ltd.	27,948
1,300	Takuma Co., Ltd.	13,403
3,680	Talgo SA*(a)	13,450
478	Technotrans SE	13,558
19,687	Techtronic Industries Co., Ltd.	215,426
1,000	Teikoku Electric Manufacturing Co., Ltd.	18,951
3,900	THK Co., Ltd.	80,318
2,100	Tocalo Co., Ltd.	22,047
1,392	TOMRA Systems ASA	22,379
1,400	Torishima Pump Manufacturing Co., Ltd.	18,544
1,100	Toyota Industries Corp.	78,922
2,304	Trelleborg AB, Class B	55,936
1,098	Troax Group AB	21,664
1,100	Tsubaki Nakashima Co., Ltd.	6,210
1,400	Tsubakimoto Chain Co.	35,802
1,800	Tsugami Corp.	17,384
1,200	Tsukishima Holdings Co., Ltd.	10,114
600	Tsurumi Manufacturing Co., Ltd.	10,895
700	Union Tool Co.	15,719
3,461	Valmet Oyj	96,295
754	VAT Group AG(a)	312,376
1,074	VBG Group AB, Class B	18,147
9,855	Vesuvius plc	49,912
2,311	Volvo AB, Class A	49,302
23,536	Volvo AB, Class B	488,357
229	Vossloh AG	10,243
1,416	Wacker Neuson SE	34,291
6,324	Wartsila Oyj Abp, Class B	71,245
560	Washtec AG	21,906
574	Weir Group plc (The)	12,812
3,000	YAMABIKO Corp.	32,639
104,900	Yangzijiang Shipbuilding Holdings, Ltd.	116,567
2,600	Yaskawa Electric Corp.	119,705

		10,962,371

Marine Transportation (0.5%):
1,600	Algoma Central Corp.	18,300
3,578	AMSC ASA	13,322
33	AP Moller - Maersk A/S, Class A	57,597
40	AP Moller - Maersk A/S, Class B	70,382
556	Clarkson plc	20,898
894	D/S Norden A/S	44,594
1,478	Dfds A/S	53,864
2,226	Golden Ocean Group, Ltd.	16,769
3,255	Golden Ocean Group, Ltd.	24,520
426	Hapag-Lloyd AG^(a)	86,396

Shares		Value
Common Stocks, continued
Marine Transportation, continued
3,300	Iino Kaiun Kaisha, Ltd.	$19,531
5,897	Irish Continental Group	30,070
2,300	Japan Transcity Corp.	9,964
1,800	Kawasaki Kisen Kaisha, Ltd.	43,674
867	Kuehne + Nagel International AG	256,372
5,100	Mitsui OSK Lines, Ltd.	122,057
19,192	MPC Container Ships As	32,813
8,700	Nippon Yusen KK	193,356
600	NS United Kaiun Kaisha, Ltd.	14,321
185,000	Pacific Basin Shipping, Ltd.	56,377
52,000	SITC International Holdings Co., Ltd.	95,442
1,067	Stolt-Nielsen, Ltd.	27,154
4,623	Wallenius Wilhelmsen ASA	32,018

		1,339,791

Media (0.9%):
1,150	4imprint Group plc	70,212
3,715	Aimia, Inc.*	9,255
65	APG SGA SA	13,583
8,376	ARN Media, Ltd.	5,875
12,859	Ascential plc*	36,180
4,886	Atresmedia Corp. de Medios de Comuicacion SA	18,609
701	Cogeco Communications, Inc.	37,410
400	Cogeco, Inc.	16,871
5,394	Corus Entertainment, Inc., Class B	5,335
11,300	CyberAgent, Inc.	82,535
3,000	Dentsu Group, Inc.	98,411
2,100	Direct Marketing MiX, Inc.	12,571
5,775	Eutelsat Communications SA^	37,735
2,800	Fuji Media Holdings, Inc.	29,423
598	Future plc	5,125
3,200	Hakuhodo DY Holdings, Inc.	33,790
15,821	Informa plc	145,815
2,000	Intage Holdings, Inc.	22,841
1,459	IPSOS	81,161
140,551	ITV plc	122,320
9,582	IVE Group, Ltd.	14,724
2,708	JCDecaux SE*	53,683
2,312	Kin And Carta plc*	1,851
1,300	Macromill, Inc.	7,623
1,664	Metropole Television SA	23,575
47,049	MFE-MediaForEurope NV, Class A	26,240
10,230	MFE-MediaForEurope NV, Class B	7,847
3,263	Next 15 Group plc	28,128
58,186	Nine Entertainment Co. Holdings, Ltd.	76,684
1,944	Nordic Entertainment Group AB, Class B*	11,155
1,307	NRJ Group	9,817
19,083	Ooh!media, Ltd.	15,122
602	Perion Network, Ltd.*	18,885
68,000	Pico Far East Holdings, Ltd.	11,911
7,255	ProSiebenSat.1 Media SE*	67,619
2,541	Publicis Groupe SA	198,202
2,826	Quebecor, Inc., Class B	69,658
1,470	RTL Group	58,772
10,874	S4 Capital plc*	17,413
14,802	SES SA, Class A	87,187
60,999	Seven West Media, Ltd.*	15,286
6,212	SKY Network Television, Ltd.	9,285
7,900	SKY Perfect JSAT Holdings, Inc.	31,494
15,013	Southern Cross Media Group, Ltd.	8,662

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
1,563	Stroeer SE & Co. KGaA*	$75,934
1,900	TBS Holdings, Inc.	34,726
1,294	Telenet Group Holding NV	29,124
15,000	Television Broadcasts, Ltd.*	9,395
4,175	Television Francaise 1	28,675
1,400	TV Asahi Holdings Corp.	16,009
500	Tv Tokyo Holdings Corp.	11,740
1,000	ValueCommerce Co., Ltd.	9,369
21,709	Vivendi SE	200,123
500	Wowow, Inc.	3,977
7,345	WPP plc	76,765

		2,251,717

Metals & Mining (5.6%):
8,744	Acerinox SA	92,983
1,039	Agnico Eagle Mines, Ltd.	51,929
7,072	Agnico Eagle Mines, Ltd.	353,173
400	Aichi Steel Corp.	8,522
1,490	Alamos Gold, Inc., Class A	17,750
41,565	Alkane Resources, Ltd.*	19,670
2,048	Alleima AB	9,334
11,725	Allkem, Ltd.*	126,647
1,400	Altius Minerals Corp.	23,147
50,390	Alumina, Ltd.	46,785
723	AMG Critical Materials NV	37,444
13,096	Anglo American plc	371,138
3,926	Antofagasta plc	73,153
2,415	APERAM SA	75,517
63,634	Arafura Rare Earths, Ltd.*	13,042
2,276	ArcelorMittal SA, NYS	62,226
6,589	ArcelorMittal SA	179,497
12,400	Argonaut Gold, Inc.*	4,961
3,700	Asahi Holdings, Inc.	49,960
16,100	Ascot Resources, Ltd.*	6,320
116,831	Aurelia Metals, Ltd.*	7,267
1,034	Aurubis AG	88,589
25,622	AVZ Minerals, Ltd.*	2,686
39,315	B2Gold Corp.	140,093
9,320	Barrick Gold Corp.	157,679
1,629	Bekaert NV	73,831
29,659	Bellevue Gold, Ltd.*	25,332
6,077	BHP Group, Ltd., ADR	362,615
38,377	BHP Group, Ltd.	1,144,799
15,100	BlueScope Steel, Ltd.	208,272
5,555	Boliden AB	160,850
4,719	Capricorn Metals, Ltd.*	12,842
10,300	Capstone Copper Corp.*	46,733
36,114	Centamin plc	41,993
9,300	Centerra Gold, Inc.	55,747
8,967	Central Asia Metals plc	20,528
11,257	Champion Iron, Ltd.	46,015
16,254	China Gold International Resources Corp., Ltd.	61,477
1,000	Daido Steel Co., Ltd.	41,814
1,400	Daiki Aluminium Industry Co., Ltd.	13,630
23,794	De Grey Mining, Ltd.*	21,486
7,050	Deterra Royalties, Ltd.	21,718
2,200	Dowa Holdings Co., Ltd.	69,800
9,600	Dundee Precious Metals, Inc.	63,415
8,162	Eldorado Gold Corp.*	82,631
10,609	Emerald Resources NL*	14,504

Shares		Value
Common Stocks, continued
Metals & Mining, continued
6,493	Endeavour Mining plc	$155,634
3,800	Endeavour Silver Corp.*	11,045
13,107	Equinox Gold Corp.*	60,063
481	Eramet SA	44,001
1,599	ERO Copper Corp.*	32,352
66,946	Evolution Mining, Ltd.	145,162
7,778	Evraz plc*(b)	—
7,330	Ferrexpo plc*	8,332
6,600	First Majestic Silver Corp.	37,320
9,525	First Quantum Minerals, Ltd.	225,361
16,739	Fortescue Metals Group, Ltd.	249,238
7,300	Fortuna Silver Mines, Inc.*	23,753
140	Franco-Nevada Corp.	19,956
6,213	Fresnillo plc	48,146
8,215	Galiano Gold, Inc.*	4,961
185,248	Glencore plc	1,050,655
1,100	Godo Steel, Ltd.	28,117
8,900	GoGold Resources, Inc.*	10,213
20,449	Gold Road Resources, Ltd.	20,413
4,992	Granges AB	47,678
2,043	Hill & Smith Holdings plc	38,953
9,715	Hochschild Mining plc	8,772
14,862	Hudbay Minerals, Inc.	71,249
15,631	IAMGOLD Corp.*	41,420
9,087	IGO, Ltd.	92,727
15,540	Iluka Resources, Ltd.	115,888
18,158	Imdex, Ltd.	22,869
3,605	Ivanhoe Mines, Ltd., Class A*	32,931
16,400	JFE Holdings, Inc.	235,358
50,009	Jupiter Mines, Ltd.	6,532
2,436	K92 Mining, Inc.*	10,574
3,200	K92 Mining, Inc.*	13,891
5,400	Karora Resources, Inc.*	16,511
49,933	Kinross Gold Corp.	238,243
12,000	Kobe Steel, Ltd.	111,040
1,800	Kyoei Steel, Ltd.	25,500
2,500	Labrador Iron Ore Royalty Corp.	58,659
2,100	Largo, Inc.*	8,910
14,207	Lucara Diamond Corp.*	4,934
4,500	Lundin Gold, Inc.	53,846
28,726	Lundin Mining Corp.	225,106
27,882	Lynas Rare Earths, Ltd.*	128,349
48,387	Macmahon Holdings, Ltd.	5,000
1,600	Major Drilling Group International, Inc.*	11,040
2,400	Maruichi Steel Tube, Ltd.	55,210
176,000	Midas Holdings, Ltd.*(b)	—
603	Mineral Resources, Ltd.	28,960
4,200	Mitsubishi Materials Corp.	75,826
500	Mitsubishi Steel Manufacturing Co., Ltd.	4,828
1,500	Mitsui Mining & Smelting Co., Ltd.	34,583
30,000	Mongolian Mining Corp.*	7,612
27,183	Mount Gibson Iron, Ltd.*	7,933
2,200	Neturen Co., Ltd.	14,920
27,410	New Gold, Inc.*	29,798
1,024	Newcrest Mining, Ltd.	18,237
11,300	Newcrest Mining, Ltd.	201,852
58,536	Nickel Industries, Ltd.	34,850
6,200	Nippon Denko Co., Ltd.	12,183
2,700	Nippon Light Metal Holdings Co.	27,254

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
14,395	Nippon Steel Corp.	$302,204
930	Nippon Yakin Kogyo Co., Ltd.	26,416
400	Nittetsu Mining Co., Ltd.	12,497
9,246	Norsk Hydro ASA	54,979
16,652	Northern Star Resources, Ltd.	135,152
28,628	OceanaGold Corp.	56,409
21,175	OM Holdings, Ltd.	7,124
500	Osaka Steel Co., Ltd.	4,879
3,300	Osisko Gold Royalties, Ltd.	50,723
12,854	Osisko Mining, Inc.*	31,247
15,995	Outokumpu Oyj	85,503
900	Pacific Metals Co., Ltd.*	9,543
11,278	Pan American Silver Corp.	164,325
33,353	Perenti Global, Ltd.*	22,825
41,346	Perseus Mining, Ltd.	45,905
36,817	Pilbara Minerals, Ltd.	121,386
41,927	Ramelius Resources, Ltd.	35,550
26,859	Regis Resources, Ltd.	33,133
95,529	Resolute Mining, Ltd.*	24,952
10,692	Rio Tinto plc	679,147
6,489	Rio Tinto plc, Registered Shares, ADR	414,258
5,634	Rio Tinto, Ltd.	433,487
1,335	Salzgitter AG	48,259
18,215	Sandfire Resources, Ltd.*	72,200
1,200	Seabridge Gold, Inc.*	14,468
7,176	Sierra Rutile Holdings, Ltd.*	1,204
32,896	Silver Lake Resources, Ltd.*	21,390
7,897	Sims, Ltd.	83,502
53,653	SolGold plc*	10,834
148,911	South32, Ltd.	375,471
7,725	SSAB AB, Class A	55,009
22,114	SSAB AB, Class B	153,405
8,249	SSR Mining, Inc.	117,015
30,000	St. Barbara, Ltd.*	9,587
1,600	Stelco Holdings, Inc.	52,206
4,366	Straits Trading Co., Ltd.	6,663
8,300	Sumitomo Metal Mining Co., Ltd.	267,544
21,718	Swiss Steel Holding AG*	3,223
13,627	Syrah Resources, Ltd.*	8,295
12,474	Taseko Mines, Ltd.*	17,893
16,238	Teck Resources, Ltd., Class B	683,305
20,766	thyssenkrupp AG	162,376
900	Toho Titanium Co., Ltd.	10,975
700	Toho Zinc Co., Ltd.	8,239
300	Tokyo Rope Manufacturing Co. Ltd.	2,441
2,300	Tokyo Steel Manufacturing Co., Ltd.	21,770
4,785	Torex Gold Resources, Inc.*	67,986
969	Trevali Mining Corp.*(b)	—
1,700	Triple Flag Precious Metals Corp.	23,396
1,500	UACJ Corp.	28,544
2,097	Victoria Gold Corp.*	12,222
4,973	voestalpine AG	178,689
4,200	Wesdome Gold Mines, Ltd.*	21,878
49,123	West African Resources, Ltd.*	28,573
14,470	Westgold Resources, Ltd.*	13,956
2,016	Wheaton Precious Metals Corp.	87,194
1,000	Yamato Kogyo Co., Ltd.	42,812
800	Yodogawa Steel Works, Ltd.	18,904

		14,447,364

Shares		Value
Common Stocks, continued
Multi-Utilities (0.7%):
62,477	A2A SpA	$114,441
2,232	Acea SpA	29,193
12,104	AGL Energy, Ltd.	87,512
2,005	Atco, Ltd.	59,699
2,366	Canadian Utilities, Ltd., Class A	61,284
184,106	Centrica plc	289,889
25,566	E.ON SE	325,842
14,053	Engie SA	233,723
16,835	Hera SpA	50,053
11,786	Iren SpA	21,900
2,008	National Grid plc, ADR	135,199
8,297	National Grid plc	109,620
11,914	REN - Redes Energeticas Nacionais SGPS SA	32,446
24,600	SembCorp Industries, Ltd.	104,724
1,869	Telecom Plus plc	40,109
6,489	Vector, Ltd.	15,998
6,496	Veolia Environnement SA	205,361

		1,916,993

Office REITs (0.0%†):
3,571	CLS Holdings plc	6,131

Oil, Gas & Consumable Fuels (7.5%):
7,481	Advantage Energy, Ltd.*	48,853
18,755	Africa Oil Corp.	39,928
4,461	Aker BP ASA	104,578
8,769	Ampol, Ltd.	175,846
25,668	ARC Resources, Ltd.	342,408
28,709	Athabasca Oil Corp.*	62,204
15,149	Baytex Energy Corp.*	49,406
2,064	Baytex Energy Corp.*	6,729
69,875	Beach Energy, Ltd.	63,159
7,041	Birchcliff Energy, Ltd.	41,674
575	BLUENORD ASA*	21,909
15,110	Boss Energy, Ltd.*	31,439
151,966	BP plc	890,200
31,944	BP plc, ADR	1,127,304
173,000	Brightoil Petroleum Holdings, Ltd.*(b)	—
756	BW Energy, Ltd.*	1,819
2,656	BW LPG, Ltd.(a)	26,543
1,022	Cameco Corp.	32,019
789	Cameco Corp.	24,714
1,527	Canacol Energy, Ltd.	12,139
6,882	Canadian Natural Resources, Ltd.	387,181
4,300	Canadian Natural Resources, Ltd.	241,782
10,396	Capricorn Energy plc	24,496
3,012	Cardinal Energy, Ltd.^	14,962
194,347	Carnarvon Energy, Ltd.*	16,877
2,956	Cenovus Energy, Inc.	50,193
23,153	Cenovus Energy, Inc.	393,283
7,392	Channel Infrastructure NZ, Ltd.	6,677
13,100	China Aviation Oil Singapore Corp., Ltd.	9,125
64,430	Cooper Energy, Ltd.*	6,461
3,600	Cosmo Energy Holdings Co., Ltd.	98,518
8,781	Crescent Point Energy Corp.	59,096
15,061	Crescent Point Energy Corp.	101,422
8,223	Crew Energy, Inc.*	33,771
854	CropEnergies AG	9,335
4,317	d’Amico International Shipping SA*	16,763
263	Delek Group, Ltd.	30,041
18,620	Diversified Energy Co. plc	20,894

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
20,320	DNO ASA	$17,910
7,200	ECORA RESOURCES plc	10,518
9,908	Enbridge, Inc.	368,315
96,700	ENEOS Holdings, Inc.	331,359
2,930	Energean PLC	38,215
1,500	Enerplus Corp.	21,742
47,830	Eni SpA	689,618
120,434	EnQuest plc*	22,798
8,723	Equinor ASA	253,504
1,081	Equital, Ltd.*	30,406
15,527	Esken, Ltd.*	541
1,390	Etablissements Maurel et Prom SA	5,922
2,256	Euronav NV	34,195
1,579	Exmar NV	18,455
762	FLEX LNG, Ltd.	23,218
3,700	Freehold Royalties, Ltd.	37,542
2,600	Frontera Energy Corp.*	21,611
2,211	Frontline plc	31,834
3,100	Fuji Oil Co., Ltd.	5,895
22,822	Galp Energia SGPS SA	266,818
298	Gaztransport et Technigaz SA	30,342
15,200	Gear Energy, Ltd.	11,016
6,249	Genel Energy plc	8,207
5,750	Gibson Energy, Inc.	90,422
22,100	Golden Energy Resources, Ltd.*	2,941
1,960	Gran Tierra Energy, Inc.*	9,588
14,984	Gulf Keystone Petroleum, Ltd.	22,908
4,009	Hafnia, Ltd.	19,597
5,643	Harbour Energy plc	16,402
9,100	Headwater Exploration, Inc.	43,624
7,800	Idemitsu Kosan Co., Ltd.	156,597
2,881	Imperial Oil, Ltd.	147,421
21,000	Inpex Corp.	234,219
2,244	International Petroleum Corp.*	18,381
2,823	International Petroleum Corp. / Sweden*	23,132
3,600	Itochu Enex Co., Ltd.	31,781
1,700	Iwatani Corp.	89,935
1,000	Japan Petroleum Exploration Co., Ltd.	29,970
2,500	Journey Energy, Inc.*	10,324
24,713	Karoon Energy, Ltd.*	32,676
7,300	Kelt Exploration, Ltd.*	30,807
7,201	Keyera Corp.	166,081
3,130	Koninklijke Vopak NV	111,610
2,000	Logan Energy Corp. CA*	—
10,807	MEG Energy Corp.*	171,332
1,700	Mitsuuroko Holdings Co., Ltd.	16,343
1,502	Naphtha Israel Petroleum Corp.	6,255
2,621	Neste Oyj	101,006
21,426	New Hope Corp., Ltd.	69,795
64,000	NewOcean Energy Holdings, Ltd.*	57
21,200	Nippon Coke & Engineering Co., Ltd.*	17,112
7,754	Nuvista Energy, Ltd.*	62,168
104,047	Oil Refineries, Ltd.	29,775
1,685	OMV AG	71,390
41,785	Paladin Energy, Ltd.*	20,527
5,770	Panoro Energy ASA	14,116
3,407	Paramount Resouces, Ltd., Class A	74,076
4,673	Parex Resources, Inc.	93,700
6,100	Parkland Corp.	151,970

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
507	Paz Oil Co., Ltd.*	$54,530
1,584	Pembina Pipeline Corp.	49,801
9,211	Pembina Pipeline Corp.	289,626
7,660	Peyto Exploration & Development Corp.	63,380
12,892	Pharos Energy plc	3,601
10,900	Pine Cliff Energy, Ltd.	11,767
7,163	Pipestone Energy Corp.	12,275
6,232	Prairiesky Royalty, Ltd.	108,964
30,799	PT Golden Energy Mines Tbk	18,320
27,282	Repsol SA	396,643
1,600	Sala Corp.	8,740
3,100	San-Ai Oil Co., Ltd.	32,886
61,259	Santos, Ltd.	308,473
23,460	Saras SpA	29,115
8,575	Serica Energy plc	22,927
34,290	Shell plc, ADR	2,070,430
51,340	Shell plc	1,528,328
400	Sinanen Holdings Co., Ltd.	10,607
2,000	Spartan Delta Corp.	7,172
9,472	Suncor Energy, Inc.	277,719
16,178	Suncor Energy, Inc.	474,617
9,600	Tamarack Valley Energy, Ltd.	23,264
1,817	TC Energy Corp.	73,425
5,183	TC Energy Corp.	209,496
3,303	Tethys Oil AB	14,951
13,400	Tidewater Midstream and Infrastructure, Ltd.	9,459
3,400	Topaz Energy Corp.	52,953
906	Torm plc	21,793
663	TORM plc, Class A	15,948
41,514	TotalEnergies SE	2,379,042
8,938	Tourmaline Oil Corp.	421,191
64,721	Tullow Oil plc*	23,200
9,392	Var Energi ASA	25,560
542	Verbio Vereinigte Bioenergie AG	21,811
4,283	Vermilion Energy, Inc.	53,416
35,418	Viva Energy Group, Ltd.(a)	71,341
27,552	Whitecap Resources, Inc.	192,818
35,316	Whitehaven Coal, Ltd.	158,621
24,852	Woodside Energy Group, Ltd.	575,408
3,625	Yancoal Australia, Ltd.	11,116

		19,226,501

Paper & Forest Products (0.5%):
2,718	Altri SGPS SA^	12,340
2,829	Canfor Corp.*	50,788
600	Daiken Corp.	9,575
3,000	Daio Paper Corp.	23,637
8,317	Ence Energia y Celulosa S.A	26,213
6,700	Hokuetsu Corp.	40,495
1,406	Holmen AB, B Shares	50,548
1,527	Interfor Corp.*	28,797
6,283	Metsa Board Oyj	46,405
7,278	Mondi plc	111,104
11,089	Navigator Co. SA (The)	37,575
4,800	Nippon Paper Industries Co., Ltd.*	39,607
2,562	Nordic Paper Holding AB	7,395
5,393	Norske Skog ASA*(a)	21,228
28,900	Oji Holdings Corp.	108,263
798	Stella-Jones, Inc.	41,099
16,530	Stora Enso Oyj, Class R	191,557

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
5,304	Svenska Cellulosa AB SCA, Class B	$67,684
600	Tokushu Tokai Paper Co., Ltd.	13,448
7,857	UPM-Kymmene Oyj	234,134
2,554	West Fraser Timber Co., Ltd.	219,440
24,618	Western Forest Products, Inc.	19,329

		1,400,661

Passenger Airlines (0.2%):
3,200	Air Canada*	60,371
15,527	Air France-KLM*	29,249
80,763	Air New Zealand, Ltd.*	38,722
1,200	ANA Holdings, Inc.*	28,634
57,347	Cathay Pacific Airways, Ltd.*	58,735
7,555	Deutsche Lufthansa AG*	77,321
5,559	easyJet plc*	34,218
528	Exchange Income Corp.	20,891
1,600	Japan Airlines Co., Ltd.	34,761
2,549	JET2 plc	40,314
10,542	Qantas Airways, Ltd.*	43,704
25,600	Singapore Airlines, Ltd.	135,514

		602,434

Personal Care Products (0.8%):
306	Beiersdorf AG	40,482
3,201	Best World International, Ltd.*	4,348
307	Blackmores, Ltd.	19,315
800	Fancl Corp.	13,342
12,238	Haleon plc	50,355
5,222	Haleon PLC, ADR	43,760
409	Interparfums SA	29,158
1,514	Jamieson Wellness, Inc.(a)	34,301
4,300	Kao Corp.	155,760
300	Kobayashi Pharmaceutical Co., Ltd.	16,325
200	Kose Corp.	19,227
16,500	L’occitane International SA	39,749
1,446	L’Oreal SA	674,751
1,600	Mandom Corp.	16,108
1,000	Milbon Co., Ltd.	34,219
600	Noevir Holdings Co., Ltd.	22,840
2,645	Ontex Group NV*	19,914
1,200	Pola Orbis Holdings, Inc.	17,490
5,635	PZ Cussons plc	11,615
2,000	Rohto Pharmaceutical Co., Ltd.	45,180
1,900	Shiseido Co., Ltd.	86,091
5,719	Unilever plc	298,155
8,310	Unilever plc, ADR	433,200
1	Unilever plc	52
1,300	YA-MAN, Ltd.^	9,130

		2,134,867

Pharmaceuticals (3.9%):
2,004	Alk Abello A/S*	21,896
15,687	Alliance Pharma plc	9,929
2,003	Almirall SA	16,556
5,600	Astellas Pharma, Inc.	83,457
3,840	AstraZeneca plc	549,945
2,013	AstraZeneca plc, ADR	144,070
491	Aurora Cannabis, Inc.*	259
6,486	Bausch Health Cos., Inc.*	51,904
1,145	Bausch Health Cos., Inc.*	9,160
16,247	Bayer AG, Registered Shares	898,145

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
298	Boiron SA	$12,750
900	Canopy Growth Corp.*	347
5,000	Chugai Pharmaceutical Co., Ltd.	142,215
207	COSMO Pharmaceuticals NV	10,465
1,800	Daiichi Sankyo Co., Ltd.	57,086
300	Daito Pharmaceutical Co., Ltd.	4,777
324	Dermapharm Holding SE	16,011
500	Eisai Co., Ltd.	33,699
192	Euroapi SA*	2,201
9,153	Faes Farma SA	31,771
700	Fuji Pharma Co., Ltd.	5,661
500	Fuso Pharmaceutical Industries. Ltd.	6,967
12,251	GSK plc	216,375
9,383	GSK PLC, ADR	334,410
10,077	H Lundbeck A/S	47,995
4,354	H Lundbeck A/S, Class A	19,368
3,600	Haw Par Corp., Ltd.	24,932
4,636	Hikma Pharmaceuticals plc	111,360
800	Hisamitsu Pharmaceutical Co., Inc.	20,997
5,536	Indivior plc*	128,383
1,149	Ipsen SA	138,260
2,400	JCR Pharmaceuticals Co., Ltd.	21,307
1,000	Kaken Pharmaceutical Co., Ltd.	25,094
1,000	Kissei Pharmaceutical Co., Ltd.	20,069
900	Kyowa Kirin Co., Ltd.	16,638
680	Laboratorios Farmaceuticos Rovi SA	31,440
4,918	Mayne Pharma Group, Ltd.	14,419
647	Merck KGaA	106,960
400	Mochida Pharmaceutical Co., Ltd.	9,173
900	Nippon Shinyaku Co., Ltd.	36,715
12,781	Novartis AG	1,290,314
13,507	Novo Nordisk A/S, Class B	2,181,886
5,400	Ono Pharmaceutical Co., Ltd.	97,922
658	Orion Oyj, Class A	27,855
2,840	Orion Oyj, Class B	117,842
1,400	Otsuka Holdings Co., Ltd.	51,316
795	Recordati Industria Chimica e Farmaceutica SpA	37,994
164	Roche Holding AG	53,837
3,822	Roche Holding AG	1,168,312
5,515	Sanofi	591,168
7,300	Santen Pharmaceutical Co., Ltd.	62,089
1,700	Sawai Group Holdings Co., Ltd.	42,890
1,300	Seikagaku Corp.	6,824
2,700	Shionogi & Co., Ltd.	114,087
2,832	SNDL, Inc.*	3,880
3,200	Sumitomo Dainippon Pharma Co., Ltd.	14,204
4,000	SymBio Pharmaceuticals, Ltd.*^	12,091
800	Taisho Pharmaceutical Holdings Co., Ltd.	30,142
8,900	Takeda Pharmaceutical Co., Ltd.	279,765
5,753	Teva Pharmaceutical Industries, Ltd., ADR*	43,320
800	Torii Pharmaceutical Co., Ltd.	20,165
1,200	Towa Pharmaceutical Co., Ltd.	14,799
2,000	Tsumura & Co.	37,026
544	UCB SA	48,209
26,000	United Laboratories International Holdings, Ltd.	21,753
299	Vetoquinol SA	29,819
179	Virbac SA	52,894
1,100	ZERIA Pharmaceutical Co., Ltd.	18,739

		9,904,308

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services (2.1%):
6,879	Adecco Group AG	$224,598
61	Adyen NV*(a)	105,679
2,295	AFRY AB	33,916
12,975	ALS, Ltd.	96,873
770	Altech Corp.	16,023
111	Amadeus Fire AG	13,551
5,169	Amadeus IT Group SA*	394,053
5,585	Applus Services SA	60,106
2,192	Arcadis NV	91,765
1,900	BayCurrent Consulting, Inc.	71,390
1,800	Bell System24 Holdings, Inc.	17,039
2,600	Benefit One, Inc.	26,650
372	Bertrandt AG	19,885
1,661	Brunel International NV	21,652
9,727	Bureau Veritas SA	266,784
26,624	Capita plc*	9,273
5,155	Computershare, Ltd.	80,692
700	Creek & River Co., Ltd.	9,581
180	Danel Adir Yeoshua, Ltd.	12,795
1,200	dip Corp.	29,993
1,661	DKSH Holding, Ltd.	123,623
14,199	DWF Group plc(a)	10,820
900	en Japan, Inc.	15,596
9,267	Experian plc	356,032
1,200	FULLCAST Holdings Co., Ltd.	18,308
1,500	Funai Soken Holdings, Inc.	26,641
175	Groupe Crit	14,131
37,731	Hays plc	49,071
690	Hilan, Ltd.	34,156
3,100	Infomart Corp.	7,109
1,600	Insource Co., Ltd.	13,180
2,428	Intertek Group plc	131,771
4,735	IPH, Ltd.	24,764
300	IR Japan Holdings, Ltd.	3,414
1,000	JAC Recruitment Co., Ltd.	18,175
1,000	LIKE, Inc.	11,702
19,489	Link Administration Holdings, Ltd.	21,825
5,600	Link And Motivation, Inc.	16,713
1,000	Management Solutions Co., Ltd.	28,566
3,994	McMillan Shakespeare, Ltd.	48,220
1,500	Meitec Corp.	25,889
14,213	Nexi SpA*(a)	111,576
5,500	Nihon M&A Center, Inc.	42,239
1,900	Open Up Group, Inc.	27,879
3,000	Outsourcing, Inc.	28,639
12,547	Pagegroup plc	63,971
1,400	Pasona Group, Inc.	16,264
2,100	Persol Holdings Co., Ltd.	38,007
4,074	Randstad NV	214,686
10,100	Recruit Holdings Co., Ltd.	322,360
6,345	RELX plc	211,498
5,236	RELX plc, ADR	175,039
2,839	RELX plc	94,653
2,833	Ricardo plc	20,580
3,902	Robert Walters plc	20,411
5,749	RWS Holdings plc	17,224
1,750	SGS SA, Registered Shares	165,332
1,300	SIGMAXYZ Holdings, Inc.	12,566
3,267	Smartgroup Corp., Ltd.	17,318

Shares		Value
Common Stocks, continued
Professional Services, continued
2,500	SMS Co., Ltd.	$50,100
3,200	S-Pool, Inc.	11,765
7,669	SThree plc	33,339
1,633	Talenom Oyj	12,967
1,100	Tanseisha Co., Ltd.	6,042
2,800	Technopro Holdings, Inc.	60,733
791	Teleperformance	132,777
2,200	TELUS International Cda, Inc.*	33,367
293	Thomson Reuters Corp.	39,537
1,065	Tinexta SpA	19,595
1,000	TKC Corp.	27,069
700	Transcosmos, Inc.	17,398
1,100	UT Group Co., Ltd.*	23,248
700	Visional, Inc.*^	38,757
300	Weathernews, Inc.	13,872
3,266	Wise plc, Class A*	27,248
4,035	Wolters Kluwer NV	512,294

		5,262,354

Real Estate Management & Development (2.1%):
697	Aedas Homes SA(a)	13,714
1,700	AEON Mall Co., Ltd.	22,018
206	AFI Properties, Ltd.*	7,703
1,001	Airport City, Ltd.*	13,244
2,300	Airport Facilities Co., Ltd.	8,794
714	Allreal Holding AG, Registered Shares	120,640
1,972	Alony Hetz Properties & Invest	15,522
492	Alrov Properties And Lodgings, Ltd.	22,600
700	Altus Group, Ltd.	23,215
2,393	Amot Investments, Ltd.	12,618
2,116	Annehem Fastigheter AB, Class B*	3,500
11,406	Aroundtown SA	13,153
46,000	Asia Standard International Group, Ltd.*	3,522
1,281	Atrium Ljungberg AB, B Shares	22,165
233	Azrieli Group, Ltd.	13,178
210	Big Shopping Centers, Ltd.*	18,920
116	Blue Square Real Estate, Ltd.	6,734
59	Brack Capital Properties NV*	6,081
3,700	Bukit Sembawang Estates, Ltd.	11,061
695	CA Immobilien Anlagen AG	20,145
28,100	Capitaland India Trust	23,689
25,700	CapitaLand Investment, Ltd.	63,181
2,130	Castellum AB	20,356
781	Catena AB	28,618
2,946	Cedar Woods Properties, Ltd.	9,879
18,000	Chinese Estates Holdings, Ltd.*	5,430
52,000	Chuang’s Consortium International, Ltd.	3,455
851	Cibus Nordic Real Estate AB	8,288
16,600	City Developments, Ltd.	82,776
1,684	Citycon Oyj	10,695
27,675	CK Asset Holdings, Ltd.	153,595
127	Colliers International Group	12,470
600	Colliers International Group, Inc.	58,886
12,641	Corem Property Group AB, Class B	5,955
340,000	CSI Properties, Ltd.	6,203
2,413	CTP NV(a)	31,324
1,100	Daito Trust Construction Co., Ltd.	111,624
8,400	Daiwa House Industry Co., Ltd.	222,031
478	Deutsche EuroShop AG	10,914
1,307	Deutsche Wohnen SE	30,046

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
1,139	DIC Asset AG	$6,324
2,651	Dios Fastigheter AB	16,929
1,450	DREAM Unlimited Corp.	22,583
34,000	Emperor International Holdings, Ltd.	2,210
577	Entra ASA(a)	5,236
55,400	ESR Group, Ltd.(a)	95,379
4,939	Fabege AB	35,664
83,930	Far East Consortium International, Ltd.	19,954
8,276	Fastighets AB Balder, B Shares*	30,253
862	FastPartner AB, Class A	3,240
300	FirstService Corp., Class WI	46,207
436	FirstService Corp., Class WI	67,183
11,092	Foxtons Group plc	5,327
16,000	Frasers Property, Ltd.	10,125
2,231	Gav-Yam Lands Corp., Ltd.	15,734
1,100	Goldcrest Co., Ltd.	13,739
28,069	Grainger plc	81,089
1,873	Grand City Properties SA	14,686
10,516	Great Eagle Holdings, Ltd.	20,541
17,100	GuocoLand, Ltd.	19,223
28,000	Hang Lung Group, Ltd.	42,549
56,984	Hang Lung Properties, Ltd.	87,954
7,709	Harworth Group plc	10,326
1,200	Heiwa Real Estate Co., Ltd.	31,742
5,154	Helical plc	17,007
14,706	Henderson Land Development Co., Ltd.	43,851
143	Hiag Immobilien Holding AG	12,147
37,840	HKR International, Ltd.	10,090
9,400	Ho Bee Land, Ltd.	14,261
18,500	Hong Fok Corp., Ltd.	13,593
15,800	Hongkong Land Holdings, Ltd.	61,729
2,049	Hufvudstaden AB, Class A	24,353
9,700	Hulic Co., Ltd.	83,255
11,000	Hysan Development Co., Ltd.	26,900
7,300	Ichigo, Inc.	14,026
151	IES Holdings, Ltd.*	11,109
242	Immobel SA	9,200
218	Ina Invest Holding AG*	4,456
700	Information Services Corp.	11,198
2,409	Instone Real Estate Group AG(a)	14,405
29	Intershop Holdings AG	19,346
2,000	Invesque, Inc.*	1,560
164	Investis Holding SA	16,823
1,643	Israel Canada T.R, Ltd.	3,809
32,180	IWG plc*	56,356
800	JINUSHI Co., Ltd.	10,570
25,000	K Wah International Holdings Ltd.	8,016
1,500	Katitas Co., Ltd.	25,822
1,200	Keihanshin Building Co., Ltd.	9,649
16,225	Kerry Properties, Ltd.	33,646
2,347	K-fast Holding AB*	4,202
3,270	Kojamo Oyj	30,750
26,000	Kowloon Development Co., Ltd.	26,834
17,100	Lai Sun Development Co., Ltd.*	3,123
44,500	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	5,688
589	LEG Immobilien SE	33,824
14,551	Lendlease Corp., Ltd.	75,277
8,900	Leopalace21 Corp.*	16,564

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
3,460	Lifestyle Communities, Ltd.	$36,450
8,000	Liu Chong Hing Investment, Ltd.	6,172
4,644	LSL Property Services plc	16,508
543	Mega Or Holdings, Ltd.	11,285
463	Melisron, Ltd.	30,044
59,000	Mingfa Group International Co., Ltd.*	1,962
4,200	Mirarth Holdings, Inc.	12,962
6,700	Mitsubishi Estate Co., Ltd.	79,926
6,000	Mitsui Fudosan Co., Ltd.	119,725
9,306	Mivne Real Estate KD, Ltd.	22,803
342	Mobimo Holding AG, Registered Shares	92,379
100	Morguard Corp.	7,700
28,087	New World Development Co., Ltd.	69,377
1,539	Nexity SA	31,097
1,700	Nisshin Group Holdings Co., Ltd.	6,114
2,300	Nomura Real Estate Holdings, Inc.	54,717
522	NP3 Fastigheter AB	7,896
6,438	Nyfosa AB	35,734
17,900	Oue, Ltd.	13,909
54,608	Oxley Holdings, Ltd.	5,140
25,655	Pacific Century Premium Developments, Ltd.*	1,161
1,455	PATRIZIA SE	17,309
5,361	PEXA Group, Ltd.*	48,996
1,195	Platzer Fastigheter Holding AB, Class B	8,856
222	Prashkovsky Investments And Construction, Ltd.	5,412
1,324	PSP Swiss Property AG	148,065
125	Raysum Co., Ltd.	2,577
3,244	Real Matters, Inc.*	14,841
2,900	Relo Group, Inc.	39,579
1,892	Sagax AB, Class B	37,408
22,824	Samhallsbyggnadsbolaget i Norden AB	8,745
1,200	SAMTY Co., Ltd.	18,682
3,518	Savills plc	38,108
1,875	Selvaag Bolig ASA	5,640
112,800	Shin Hwa World, Ltd.*	1,383
70,000	Shun Tak Holdings, Ltd.*	11,010
795	Shurgard Self Storage, Ltd.	36,299
100,800	Sinarmas Land, Ltd.	14,995
50,863	Sino Land Co., Ltd.	62,548
34,943	Sirius Real Estate, Ltd.	37,900
5,000	Soundwill Holdings, Ltd.	4,221
200	SRE Holdings Corp.*	5,351
1,800	Starts Corp., Inc.	36,975
5,500	Sumitomo Realty & Development Co., Ltd.	136,331
1,493	Summit Real Estate Holdings, Ltd.	19,233
1,800	Sun Frontier Fudousan Co., Ltd.	17,917
8,921	Sun Hung Kai Properties, Ltd.	112,524
9,646	Swire Pacific, Ltd., Class A	74,216
17,500	Swire Pacific, Ltd., Class B	22,094
8,600	Swire Properties, Ltd.	21,199
1,615	Swiss Prime Site AG, Registered Shares	140,199
3,096	TAG Immobilien AG*	29,255
21,000	TAI Cheung Holdings, Ltd.	9,822
1,000	TKP Corp.*	19,139
2,900	TOC Co, Ltd.	12,740
6,400	Tokyo Tatemono Co., Ltd.	82,587
25,500	Tokyu Fudosan Holdings Corp.	145,970
2,400	Tosei Corp.	29,225
4,220	Tricon Residential, Inc.^	37,211

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
213	UBM Development AG	$6,087
12,600	UOL Group, Ltd.	60,022
241	VGP NV	23,614
4,568	Vonovia SE	89,179
9,647	Wallenstam AB	32,668
6	Warteck Invest AG	13,385
6,203	Watkin Jones plc	5,628
12,829	Wharf Real Estate Investment Co., Ltd.	64,212
4,068	Wihlborgs Fastigheter AB	29,431
20,700	Wing Tai Holdings, Ltd.	22,527
16,000	Wing Tai Properties, Ltd.	6,759
148	YH Dimri Construction & Development, Ltd.	9,192
17	Zug Estates Holding AG, Class B	30,303

		5,306,208

Retail REITs (0.0%†):
12,197	Investore Property, Ltd.	10,643

Semiconductors & Semiconductor Equipment (2.4%):
1,100	Advantest Corp.	147,376
8,300	Aem Holdings, Ltd.	22,887
12,975	ams-OSRAM AG*	93,456
546	ASM International NV	232,180
1,186	ASML Holding NV	858,429
1,726	ASML Holding NV, NYS	1,250,919
10,419	ASMPT, Ltd.	102,934
2,097	BE Semiconductor Industries NV	227,307
700	Disco Corp.	110,755
185	Elmos Semiconductor SE	15,188
1,700	Ferrotec Holdings Corp.	43,172
300	Furuya Metal Co., Ltd.	24,952
9,108	Infineon Technologies AG	375,583
24,323	IQE plc*	6,562
2,200	Japan Material Co., Ltd.	36,786
600	Lasertec Corp.	90,693
500	Megachips Corp.	12,980
483	Melexis NV	47,535
1,700	Micronics Japan Co., Ltd.	23,812
800	Mimasu Semiconductor Industry	17,424
500	Mitsui High-Tec, Inc.	34,148
1,737	Nordic Semiconductor ASA*	21,103
386	Nova Measuring Instruments, Ltd.*	44,415
1,100	Optorun Co., Ltd.	18,682
12,300	Renesas Electronics Corp.*	232,799
1,300	Rohm Co., Ltd.	122,886
600	Rorze Corp.	48,720
1,000	RS Technologies Co., Ltd.	22,349
700	Sanken Electric Co., Ltd.	66,057
800	SCREEN Holdings Co., Ltd.	90,878
200	Shibaura Mechatronics Corp.	31,205
300	Shindengen Electric Manufacturing Co., Ltd.	6,819
1,600	Shinko Electric Industries Co., Ltd.	65,526
743	Siltronic AG	56,749
690	SOITEC*	116,705
393	STMicroelectronics NV, NYS	19,646
6,413	STMicroelectronics NV	319,006
409	SUESS MicroTec SE	10,865
11,800	SUMCO Corp.	167,031
1,400	Tazmo Co., Ltd.	23,807
3,100	Tokyo Electron, Ltd.	443,977
1,600	Tokyo Seimitsu Co., Ltd.	88,578

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,200	Torex Semiconductor, Ltd.	$19,918
1,000	Towa Corp.	17,968
2,902	Tower Semiconductor, Ltd.*	108,883
1,200	Tri Chemical Laboratories, Inc.	23,551
321	u-blox Holding AG	35,224
1,900	Ulvac, Inc.	80,864
24,700	UMS Holdings, Ltd.	19,418
1,978	X-Fab Silicon Foundries SE*(a)	21,417
1,200	Yamaichi Electronics Co., Ltd.	19,904

		6,140,028

Software (1.1%):
1,800	Access Co., Ltd.*	12,402
1,484	accesso Technology Group plc*	14,524
2,086	Altium, Ltd.	51,631
177	Atoss Software AG	40,091
4,889	BlackBerry, Ltd.*	27,091
19,135	Bravura Solutions, Ltd.	5,999
3,570	Byggfakta Group Nordic Holdco AB*	11,869
5,897	Bytes Technology Group plc	39,483
4,700	Celsys, Inc.	24,456
500	Computer Engineering & Consulting, Ltd.	6,284
201	Constellation Software, Inc.	416,501
464	Crayon Group Holding ASA*(a)	4,539
1,400	Cresco, Ltd.	20,610
1,200	Cybozu, Inc.	19,627
1,719	Dassault Systemes SE	76,224
564	Descartes Systems Group, Inc. (The)*	45,182
300	Descartes Systems Group, Inc. (The)*	24,034
300	Digital Arts, Inc.	12,203
989	Dye & Durham, Ltd.	13,522
1,000	Enghouse Systems, Ltd.	24,302
669	FD Technologies plc*	16,315
1,600	Fixstars Corp.	16,912
9,453	Fortnox AB	55,850
1,966	F-Secure Oyj	5,010
800	Fuji Soft, Inc.	25,719
900	Fukui Computer Holdings, Inc.	17,492
2,826	GB Group plc	8,218
8,509	Hansen Technology, Ltd.	29,431
700	I’ll, Inc.	14,517
16,011	Infomedia, Ltd.	17,099
7,858	Integrated Research, Ltd.*^	2,021
3,230	IRESS, Ltd.	22,184
1,500	Justsystems Corp.	42,009
200	Kinaxis, Inc.*	28,582
935	Lectra	27,854
4,811	Lightspeed Commerce, Inc.*	81,394
36	Linedata Services	2,176
15,683	LINK Mobility Group Holding ASA*	16,524
303	Lumine Group, Inc.*	4,156
1,195	Magic Software Enterprises, Ltd.	15,689
500	Miroku Jyoho Service Co., Ltd.	5,471
1,504	Nemetschek SE	112,620
145	Nice, Ltd.*	29,943
30,146	Nuix, Ltd.*	17,166
400	OBIC Business Consultants Co., Ltd.	14,664
896	Open Text Corp.	37,229
1,680	Open Text Corp.	69,884
500	Oracle Corp.	37,159

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
30	Otello Corp. ASA	$22
1,000	Plus Alpha Consulting Co., Ltd.	23,214
601	QT Group Oyj*	50,201
900	Rakus Co., Ltd.	15,300
5,734	Sage Group plc (The)	67,347
1,083	SAP SE	147,863
1,470	SimCorp A/S	155,780
16,449	Sinch AB*(a)	37,243
1,484	Software AG^	51,583
500	SRA Holdings	11,298
8,400	Systena Corp.	17,130
5,737	TeamViewer SE*(a)	92,066
7,838	Technology One, Ltd.	82,203
1,696	Temenos AG, Registered Shares	135,077
3,468	TomTom NV*	26,952
1,500	Trend Micro, Inc.	72,649
12,001	Vista Group International, Ltd.*	12,762
605	Vitec Software Group AB, B Shares	30,408
1,200	WingArc1st, Inc.	19,821
1,629	WiseTech Global, Ltd.	87,251
1,966	WithSecure Oyj*	2,511
423	Xero, Ltd.*	33,799

		2,836,342

Specialty Retail (1.5%):
400	ABC-Mart, Inc.	21,675
16,866	Accent Group, Ltd.	18,930
11,667	Adairs, Ltd.	12,300
1,300	Adastria Co., Ltd.	27,759
900	Alpen Co., Ltd.	12,366
2,600	AOKI Holdings, Inc.	15,906
2,800	Aoyama Trading Co., Ltd.	25,781
1,400	ARCLANDS CORP.	15,322
1,137	Aritzia, Inc.*	31,571
1,006	ASOS plc*	4,896
1,143	Auto1 Group SE*(a)	10,611
2,500	Autobacs Seven Co., Ltd.	26,597
613	AutoCanada, Inc.*	8,895
621	BHG Group AB*	864
2,300	Bic Camera, Inc.	17,086
2,768	Bilia AB, A Shares	28,901
34,054	Boohoo Group plc*	14,663
3,245	Byggmax Group AB	8,703
2,609	Carasso Motors, Ltd.	11,667
16,294	Card Factory plc*	18,700
94	Cazoo Group, Ltd.*	111
3,919	CECONOMY AG*	9,831
800	Chiyoda Co., Ltd.	4,964
32,200	Chow Tai Fook Jewellery Group, Ltd.	58,067
1,435	Clas Ohlson AB, B Shares	10,780
51,069	Currys plc	33,930
4,700	DCM Holdings Co., Ltd.	39,882
2,725	Delek Automotive Systems, Ltd.	20,904
7,507	DFS Furniture plc	10,295
291	Dor Alon Energy in Israel 1988, Ltd.	5,423
2,778	Dufry AG, Registered Shares*	126,668
2,929	Dunelm Group plc	41,802
5,584	Eagers Automotive, Ltd.	50,547
3,700	EDION Corp.	37,394
800	Enigmo, Inc.	2,190

Shares		Value
Common Stocks, continued
Specialty Retail, continued
115,950	Esprit Holdings, Ltd.*	$8,893
1,200	Fast Retailing Co., Ltd.	308,100
995	Fielmann AG	52,972
878	Fnac Darty SA	32,883
280	Fox Wizel, Ltd.	22,988
4,126	Frasers Group plc*	36,808
2,300	Geo Holdings Corp.	29,336
130,000	Giordano International, Ltd.	40,709
7,709	H & M Hennes & Mauritz AB, Class B	132,624
10,860	Halfords Group plc	29,719
200	Hikari Tsushin, Inc.	28,746
1,000	Honeys Holdings Co., Ltd.	12,303
485	Hornbach Holding AG & Co. KGaA	38,230
4,500	Hour Glass, Ltd. The	6,659
2,800	IDOM, Inc.	17,112
8,260	Industria de Diseno Textil SA	320,889
3,000	Istyle, Inc.*	11,581
3,610	JB Hi-Fi, Ltd.	105,538
38,979	JD Sports Fashion plc	72,236
700	JINS Holdings, Inc.	14,507
1,500	Joshin Denki Co., Ltd.	20,488
900	Joyful Honda Co., Ltd.	10,627
2,166	Kamux Corp.	12,839
1,700	Keiyo Co., Ltd.	9,482
744	Kid ASA(a)	5,229
63,232	Kingfisher plc	185,996
26,469	KMD Brands, Ltd.	16,249
900	Kohnan Shoji Co., Ltd.	21,919
1,600	Komeri Co., Ltd.	32,615
3,300	K’s Holding Corp.	28,802
1,766	Leon’s Furniture, Ltd.	29,264
19,046	Lookers plc	28,978
2,388	Lovisa Holdings, Ltd.	30,896
3,000	Luk Fook Holdings International, Ltd.	7,698
531	Maisons du Monde SA*(a)	5,344
2,347	Matas A/S	34,597
1,681	MEKO AB	17,365
1,563	Mobilezone Holding AG, Registered Shares	24,037
821	Musti Group Oyj	16,050
6,515	N Brown Group plc*	1,933
1,800	Nextage Co., Ltd.	34,996
3,966	Nick Scali, Ltd.	24,134
1,900	Nishimatsuya Chain Co., Ltd.	22,477
600	Nitori Holdings Co., Ltd.	67,140
3,600	Nojima Corp.	34,282
28,290	Oriental Watch Holdings	15,720
1,000	PAL GROUP Holdings Co., Ltd.	27,101
76,677	Pendragon plc*	17,183
19,128	Pets At Home Group plc	91,575
1,510	Premier Investments, Ltd.	20,515
362	Retailors, Ltd.	7,014
700	Sanrio Co., Ltd.	29,985
500	Shimamura Co., Ltd.	47,245
2,100	Sleep Country Canada Holdings, Inc.(a)	45,516
5,578	Super Retail Group, Ltd.	42,699
3,968	Superdry plc*	3,988
900	T-Gaia Corp.	10,843
919	Unieuro SpA(a)	9,925
1,600	United Arrows, Ltd.	27,724

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
3,700	USS Co., Ltd.	$61,328
13,891	Vertu Motors plc	12,613
8,200	VT Holdings Co., Ltd.	31,222
8,991	Watches of Switzerland Group plc*(a)	69,904
5,476	WH Smith plc	107,970
8,059	Wickes Group plc	12,577
900	Workman Co., Ltd.	32,495
800	World Co., Ltd.	9,199
700	Xebio Holdings Co., Ltd.	5,300
2,913	XXL ASA*(a)	484
21,600	Yamada Holdings Co., Ltd.	63,643
800	Yellow Hat, Ltd.	10,309
1,300	Zalando SE*(a)	37,399
2,200	ZOZO, Inc.	45,538

		3,729,265

Technology Hardware, Storage & Peripherals (0.4%):
8,300	Brother Industries, Ltd.	121,726
5,900	Canon, Inc.	155,705
700	Eizo Corp.	23,108
1,800	Elecom Co., Ltd.	18,157
1,700	FUJIFILM Holdings Corp.	100,975
12,900	Konica Minolta, Inc.	44,497
3,898	Logitech International SA, Class R	231,828
1,204	Logitech International SA, Class R	71,518
4,000	MCJ Co., Ltd.	27,888
12,000	PC Partner Group, Ltd.	6,640
1,935	Quadient SA	39,828
9,400	Ricoh Co., Ltd.	80,269
600	Roland DG Corp.	15,165
7,000	Seiko Epson Corp.	108,703
900	Toshiba Tec Corp.	25,931
4,400	Wacom Co., Ltd.	18,062

		1,090,000

Textiles, Apparel & Luxury Goods (2.3%):
1,860	adidas AG	360,722
1,400	Asics Corp.	43,325
448	Bijou Brigitte AG	24,099
917	Brunello Cucinelli SpA	80,843
5,724	Burberry Group plc	154,028
364	Calida Holding AG, Registered Shares	13,870
1,900	Canada Goose Holdings, Inc.*	33,823
408	Canada Goose Holdings, Inc.*^	7,262
18,000	Chow Sang Sang Holdings International, Ltd.	20,096
3,300	Cie Financiere Richemont SA, Registered Shares	560,080
35,102	Coats Group plc	31,066
485	Delta Galil, Ltd.	19,011
6,098	Dr Martens plc	9,472
4,931	Gildan Activewear, Inc.	158,994
1,142	Gildan Activewear, Inc.	36,818
400	Goldwin, Inc.	34,092
900	Gunze, Ltd.	27,804
151	Hermes International	328,461
2,373	HUGO BOSS AG	185,221
1,500	Japan Wool Textile Co., Ltd. (The)	10,863
788	Kering SA	436,382
700	Kurabo Industries, Ltd.	11,094
2,046	LVMH Moet Hennessy Louis Vuitton SE	1,930,678
1,211	Marimekko Oyj	12,009
2,199	Moncler SpA	152,142

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,958	New Wave Group AB, Class B	$26,044
5,000	Onward Holdings Co., Ltd.	13,908
12,688	OVS SpA(a)	35,240
44,000	Pacific Textiles Holdings, Ltd.	10,297
3,804	Pandora A/S	339,984
5,300	PRADA SpA	35,517
2,278	Puma SE	136,976
7,277	Safilo Group SpA*	9,885
1,885	Salvatore Ferragamo SpA	31,052
34,800	Samsonite International SA*(a)	98,939
2,100	Sankyo Seiko Co., Ltd.	8,245
500	Sanyo Shokai, Ltd.	6,692
700	Seiko Group Corp.	12,713
17,500	Stella International Holdings, Ltd.	16,546
906	Swatch Group AG (The)	49,814
457	Swatch Group AG (The), Class BR	133,979
11,500	Texhong International Group, Ltd.	7,576
60,000	Texwinca Holdings, Ltd.	9,150
3,200	TSI Holdings Co, Ltd.	17,571
5,500	Unitika, Ltd.*	8,959
377	Van de Velde NV	13,589
2,000	Wacoal Holdings Corp.	40,047
33,514	Yue Yuen Industrial Holdings, Ltd.	43,733

		5,788,711

Tobacco (0.4%):
14,243	British American Tobacco plc	472,455
13,254	Imperial Brands plc, Class A	293,062
11,100	Japan Tobacco, Inc.	243,327
2,779	Scandinavian Tobacco Group A/S(a)	46,261

		1,055,105

Trading Companies & Distributors (2.3%):
1,383	AddTech AB, B Shares	30,156
1,000	Alconix Corp.	9,567
1,271	Alligo AB, Class B	12,964
7,944	Ashtead Group plc	551,541
859	Azelis Group NV	19,626
653	BayWa AG	26,917
2,058	Beijer Ref AB	26,309
1,271	Bergman & Beving AB	20,343
316	Bossard Holding AG, Registered A	70,263
4,927	Brenntag SE	383,823
1,375	Bufab AB	47,119
2,141	Bunzl plc	81,501
500	Chori Co., Ltd.	10,325
70,000	CSC Holdings, Ltd.*	314
400	Daiichi Jitsugyo Co., Ltd.	15,804
1,746	Diploma plc	66,285
4,000	Doman Building Materials Group, Ltd.	19,780
3,733	Ferguson plc	589,244
6,700	Finning International, Inc.	206,119
8,003	Grafton Group plc	79,627
1,100	Hanwa Co., Ltd.	34,795
18,850	Howden Joinery Group plc	153,876
1,942	IMCD NV	279,309
1,800	Inaba Denki Sangyo Co., Ltd.	41,125
1,800	Inabata & Co., Ltd.	40,558
10,900	ITOCHU Corp.	433,519
616	Jacquet Metals SA	12,776
500	Japan Pulp & Paper Co., Ltd.	16,941

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
700	Kamei Corp.	$7,225
900	Kanaden Corp.	8,133
1,700	Kanamoto Co., Ltd.	25,996
3,100	Kanematsu Corp.	43,418
9,100	Marubeni Corp.	155,479
1,500	Mitani Corp.	14,186
7,600	Mitsubishi Corp.	368,441
6,100	Mitsui & Co., Ltd.	229,545
800	Mitsui Matsushima Holdings Co., Ltd.	14,485
1,271	Momentum Group AB	14,322
3,800	MonotaRO Co., Ltd.	48,428
2,800	Nagase & Co., Ltd.	46,554
600	Nichiden Corp.	10,003
1,200	Nishio Holdings Co., Ltd.	28,380
3,414	OEM International AB, Class B	31,051
700	Onoken Co., Ltd.	7,805
22,000	Realord Group Holdings, Ltd.*	17,441
3,537	Reece, Ltd.	44,076
8,384	Rexel SA	207,283
2,192	Richelieu Hardware, Ltd.	69,338
5,840	RS GROUP plc	56,436
2,804	Russel Metals, Inc.	77,689
207	Scope Metals Group, Ltd.*	7,516
1,200	Senshu Electric Co., Ltd.	30,692
3,469	Seven Group Holdings, Ltd.	57,228
500	Shinsho Corp.	20,216
22,549	SIG plc*	9,936
4,300	Sojitz Corp.	95,481
409	Solar A/S, B Shares	30,269
17,864	Speedy Hire plc	8,187
11,700	Sumitomo Corp.	248,610
130,000	Theme International Holdings, Ltd.*	14,647
269	Thermador Groupe	24,190
1,472	Toromont Industries, Ltd.	120,940
700	Totech Corp.	23,302
3,300	Toyota Tsushu Corp.	164,751
9,570	Travis Perkins plc	99,028
1,000	Trusco Nakayama Corp.	15,888
800	Wajax Corp.	15,063
2,700	Wakita & Co., Ltd.	24,271
2,700	Yamazen Corp.	20,807
800	Yuasa Trading Co., Ltd.	24,489

		5,861,751

Transportation Infrastructure (0.5%):
1,135	Aena SME SA(a)	183,449
260	Aeroports de Paris	37,354
15,468	Atlas Arteria, Ltd.	64,170
6,208	Auckland International Airport, Ltd.*	32,520
6,757	Enav SpA(a)	28,855
927	Flughafen Zuerich AG, Registered Shares	192,726
1,646	Fraport AG Frankfurt Airport Services Worldwide*	87,739
3,559	Getlink SE	60,549
1,618	Hamburger Hafen und Logistik AG	20,154
182,200	Hutchison Port Holdings Trust, Class U	35,254
1,940	James Fisher & Sons plc*	9,879
400	Japan Airport Terminal Co., Ltd.	18,108
2,100	Kamigumi Co., Ltd.	47,675
700	Logistec Corp., Class B	33,827
1,400	Mitsubishi Logistics Corp.	34,631

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
400	Nissin Corp.	$7,012
5,399	Port of Tauranga, Ltd.	20,690
25,753	Qube Holdings, Ltd.	49,106
19,576	SATS, Ltd.*	37,419
6,900	SIA Engineering Co., Ltd.*	12,727
2,100	Sumitomo Warehouse Co., Ltd. (The)	34,615
14,732	Transurban Group	140,294
1,941	Westshore Terminals Investment Corp.	45,778

		1,234,531

Water Utilities (0.1%):
7,001	Pennon Group plc	63,296
2,786	Severn Trent plc	90,745
45,000	SIIC Environment Holdings, Ltd.	7,153
9,121	United Utilities Group plc	111,370

		272,564

Wireless Telecommunication Services (0.8%):
1,292	1&1 AG	14,222
27,529	Airtel Africa plc(a)	37,800
3,670	Cellcom Israel, Ltd.*	12,711
3,094	Freenet AG	77,596
88,000	Hutchison Telecommunications Holdings, Ltd.	13,972
16,100	KDDI Corp.	497,636
6,492	Millicom International Cellular SA, SDR*	99,329
1,000	Okinawa Cellular Telephone Co.	20,848
1,324	Orange Belgium SA*	20,078
8,995	Partner Communications Co.*	35,485
1,242	Rogers Communications, Inc., Class B	56,685
5,200	Rogers Communications, Inc., Class B	237,270
35,000	SmarTone Telecommunications Holdings, Ltd.	21,672
21,100	SoftBank Corp.	225,751
5,100	SoftBank Group Corp.	242,079
21,800	StarHub, Ltd.	16,746
8,512	Tele2 AB	70,477
444,231	Vodafone Group plc	419,073

		2,119,430

Total Common Stocks (Cost $235,742,452)		253,461,890

Preferred Stocks (0.3%):
Automobile Components (0.2%):
1,966	Porsche Automobil Holding SE, 4.64%, 5/20/20*	118,241
3,809	Volkswagen AG, 7.13%, 5/8/20	510,843

		629,084

Automobiles (0.0%†):
839	Bayerische Motoren Werke AG, 8.18%, 5/15/20	95,388

Household Products (0.1%):
2,011	Henkel AG & Co. KGaA, 2.53%, 4/21/20	160,737

Total Preferred Stocks (Cost $914,488)		885,209

Contracts
Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
2,000	Logan Energy Corp. CA, 6/15/28*	—

Total Warrant (Cost $—)		—

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Rights (0.0%†):
Chemicals (0.0%†):
379	Lenzing AG, Expires on 7/6/23*	$2,208

Construction & Engineering (0.0%†):
881	Strabag Se, Expires on 1/1/27*(b)	—

Retail REITs (0.0%†):
3,343	Capitaland India, Expires on 7/11/23*	198

Total Rights (Cost $–)		2,406

Short-Term Security Held as Collateral for Securities on Loan (0.7%):
1,685,701	BlackRock Liquidity FedFund, Institutional Class, 3.57%(c)(d)	1,685,701

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,685,701)		1,685,701

Shares		Value
Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
392,497	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(d)	$392,497

Total Unaffiliated Investment Company (Cost $392,497)		392,497

Total Investment Securities
(Cost $238,735,138) — 99.9%		256,427,703
Net other assets (liabilities) — 0.1%		129,161

Net Assets — 100.0%		$256,556,864

Percentages indicated are based on net assets as of June 30, 2023.

ADR	- American Depository Receipt
NYS	- New York Shares
SDR	- Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,681,169.
†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)	Security was valued using significant unobservable inputs as of June 30, 2023.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.
(d)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2023:

(Unaudited)

Country	Percentage
Australia	6.3%
Austria	0.5%
Belgium	1.2%
Bermuda	0.1%
Cambodia	—%	†
Canada	10.6%
China	0.1%
Colombia	—%	†
Denmark	2.7%
Egypt	—%	†
European Community	—%	†
Faroe Islands	—%	†
Finland	1.4%
France	7.9%
Georgia	—%	†
Germany	6.9%
Hong Kong	2.0%
India	—%	†
Indonesia	—%	†
Ireland	1.4%
Isle of Man	—%	†
Israel	0.8%
Italy	2.3%
Japan	22.3%
Jersey	—%	†
Liechtenstein	—%	†
Luxembourg	0.5%

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Country	Percentage
Macau	—%	†
Malta	—%	†
Mexico	—%	†
Mongolia	—%	†
Netherlands	5.1%
New Zealand	0.3%
Norway	0.8%
Peru	—%	†
Poland	—%	†
Portugal	0.3%
Singapore	1.0%
Spain	2.4%
Sweden	2.6%
Switzerland	8.2%
Taiwan, Province Of China	—%	†
United Arab Emirates	—%	†
United Kingdom	11.2%
United States	1.1%

	100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$238,735,138

Investment securities, at value(a)	$256,427,703
Cash	2,239
Interest and dividends receivable	371,325
Foreign currency, at value (cost $707,438)	707,887
Receivable for investments sold	184,217
Reclaims receivable	991,800
Prepaid expenses	12

Total Assets	258,685,183

Liabilities:
Payable for investments purchased	247,521
Payable for collateral received on loaned securities	1,685,701
Management fees payable	135,863
Administration fees payable	4,524
Distribution fees payable	52,255
Custodian fees payable	1,892
Administrative and compliance services fees payable	30
Transfer agent fees payable	48
Trustee fees payable	172
Other accrued liabilities	313

Total Liabilities	2,128,319

Commitments and contingent liabilities^

Net Assets	$256,556,864

Net Assets Consist of:
Paid in capital	$215,662,177
Total distributable earnings	40,894,687

Net Assets	$256,556,864

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,104,023
Net Asset Value (offering and redemption price per share)	$10.22

(a)	Includes securities on loan of $1,681,169.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$5,870,153
Interest	541
Income from securities lending	17,507
Foreign withholding tax	(677,984)

Total Investment Income	5,210,217

Expenses:
Management fees	1,099,791
Administration fees	44,347
Distribution fees	289,418
Custodian fees	63,866
Administrative and compliance services fees	1,258
Transfer agent fees	2,434
Trustee fees	4,781
Professional fees	3,985
Shareholder reports	1,380
Other expenses	2,006

Total expenses before reductions	1,513,266
Less Management fees contractually waived	(347,303)

Net expenses	1,165,963

Net Investment Income/(Loss)	4,044,254

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	7,446,125
Change in net unrealized appreciation/depreciation on securities and foreign currencies	9,790,671

Net realized and Change in net unrealized gains/losses on investments	17,236,796

Change in Net Assets Resulting From Operations	$21,281,050

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:

Operations:
Net investment income/(loss)	$4,044,254	$4,790,409
Net realized gains/(losses) on investments	7,446,125	8,471,993
Change in unrealized appreciation/depreciation on investments	9,790,671	(45,642,578)

Change in net assets resulting from operations	21,281,050	(32,380,176)

Distributions to Shareholders:
Distributions	—	(22,034,547)

Change in net assets resulting from distributions to shareholders	—	(22,034,547)

Capital Transactions:
Proceeds from shares issued	95,447,709	233,975
Proceeds from dividends reinvested	—	22,034,547
Value of shares redeemed	(51,711,141)	(28,132,999)

Change in net assets resulting from capital transactions	43,736,568	(5,864,477)

Change in net assets	65,017,618	(60,279,200)
Net Assets:
Beginning of period	191,539,246	251,818,446

End of period	$256,556,864	$191,539,246

Share Transactions:
Shares issued	9,845,065	22,083
Dividends reinvested	—	2,635,711
Shares redeemed	(5,187,596)	(2,650,752)

Change in shares	4,657,469	7,042

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$9.37		$12.32	$11.06	$10.58	$9.20	$11.46

Investment Activities:
Net Investment Income/(Loss)	0.17	(a)	0.24 (a)	0.19 (a)	0.12 (a)	0.21 (a)	0.17
Net Realized and Unrealized Gains/ (Losses) on Investments	0.68		(2.04)	1.25	0.61	1.65	(2.16)

Total from Investment Activities	0.85		(1.80)	1.44	0.73	1.86	(1.99)

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.18)	(0.25)	(0.15)	(0.21)
Net Realized Gains	—		(0.89)	—	—	(0.33)	(0.06)

Total Dividends	—		(1.15)	(0.18)	(0.25)	(0.48)	(0.27)

Net Asset Value, End of Period	$10.22		$9.37	$12.32	$11.06	$10.58	$9.20

Total Return(b)	9.07	%(c)	(13.49)%	13.05%	7.25%	20.72%	(17.65)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$256,557		$191,539	$251,818	$265,060	$275,886	$253,044
Net Investment Income/(Loss)(d)	3.49%		2.30%	1.61%	1.29%	2.09%	1.63%
Expenses Before Reductions(d)(e)	1.31%		1.30%	1.31%	1.34%	1.33%	1.38%
Expenses Net of Reductions(d)	1.01%		1.08%	1.11%	1.14%	1.13%	1.18%
Portfolio Turnover Rate	28	%(c)	13%	7%	14%	6%	20%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,731 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,685,701 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA International Core Equity Fund	0.95%	1.39%

* The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.20% of the first $100 million of the Fund’s net assets and 0.17% of the Fund’s net asset over $100 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$37,322,509	$216,004,076	$—	#	$253,326,585
Preferred Stocks+	—	885,209	—		885,209
Warrant+	—	—	—		—
Rights+	—	2,406	—	#	2,406
Short-Term Security Held as Collateral for Securities on Loan	1,685,701	—	—		1,685,701
Unaffiliated Investment Company	392,497	—	—		392,497

Total Investment Securities	$39,400,707	$216,891,691	$—		$256,292,398

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA International Core Equity Fund	$102,730,978	$55,853,690

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $186,458,045. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$37,399,368
Unrealized (depreciation)	(30,528,269)

Net unrealized appreciation/(depreciation)	$6,871,099

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA International Core Equity Fund	$5,824,557	$16,209,990	$22,034,547

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA International Core Equity Fund	$4,378,997	$8,390,863	$—	$6,843,777	$19,613,637

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) was attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund was wholly-owned by multiple shareholder accounts which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments
Page 4

Statement of Assets and Liabilities
Page 24

Statement of Operations
Page 24

Statements of Changes in Net Assets
Page 25

Financial Highlights
Page 26

Notes to the Financial Statements
Page 27

Other Information
Page 32

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,117.40	$4.04	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.98	$3.86	0.77%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	22.7%
Financials	13.7
Industrials	13.0
Health Care	12.0
Consumer Discretionary	11.4
Communication Services	7.3
Energy	6.5
Consumer Staples	6.1
Materials	4.1
Utilities	2.6
Real Estate	0.3
Total Common Stocks and Preferred Stocks	99.7
Rights	— †
Unaffiliated Investment Company	0.2
Short-Term Security Held as Collateral for Securities on Loan	0.2

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.6%):
1,210	AAR Corp.*	$69,890
2,468	Aerojet Rocketdyne Holdings, Inc.*	135,419
358	AeroVironment, Inc.*	36,616
712	Astronics Corp.*	14,140
415	Astronics Corp., Class B*	8,217
964	Axon Enterprise, Inc.*	188,096
7,886	Boeing Co. (The)*	1,665,208
3,558	BWX Technologies, Inc.	254,646
685	CPI Aerostructures, Inc.*	2,665
1,414	Curtiss-Wright Corp.	259,695
625	Ducommun, Inc.*	27,231
3,553	General Dynamics Corp.	764,428
532	HEICO Corp.	94,132
904	HEICO Corp., Class A	127,102
3,008	Hexcel Corp.	228,668
7,575	Howmet Aerospace, Inc.	375,417
1,674	Huntington Ingalls Industries, Inc.	381,002
870	Kaman Corp., Class A	21,167
6,214	Kratos Defense & Security Solutions, Inc.*	89,109
2,920	L3Harris Technologies, Inc.	571,648
5,844	Lockheed Martin Corp.	2,690,461
1,678	Mercury Systems, Inc.*	58,042
1,464	Moog, Inc., Class A	158,742
343	National Presto Industries, Inc.	25,108
1,734	Northrop Grumman Corp.	790,357
953	Park Aerospace Corp., Class C	13,151
4,159	Parsons Corp.*	200,214
21,291	Raytheon Technologies Corp.	2,085,666
5,384	Textron, Inc.	364,120
852	TransDigm Group, Inc.	761,833
337	V2X, Inc.*	16,702
1,431	Woodward, Inc.	170,160
		12,649,052

Air Freight & Logistics (0.8%):
3,159	Air Transport Services Group, Inc.*	59,610
3,852	CH Robinson Worldwide, Inc.	363,436
4,824	Expeditors International of Washington, Inc.	584,331
5,907	FedEx Corp.	1,464,345
1,224	Forward Air Corp.	129,879
4,705	GXO Logistics, Inc.*	295,568
2,191	Hub Group, Inc., Class A*	175,981
3,266	Radiant Logistics, Inc.*	21,948
18,463	United Parcel Service, Inc., Class B	3,309,493
		6,404,591

Automobile Components (2.1%):
3,555	Adient plc*	136,228
10,209	American Axle & Manufacturing Holdings, Inc.*	84,428
4,483	Aptiv plc*	457,669
5,083	Autoliv, Inc.	432,258
6,870	BorgWarner, Inc.	336,012
1,256	Cooper-Standard Holdings, Inc.*	17,911
5,990	Dana, Inc.	101,830
1,280	Dorman Products, Inc.	100,902
84,876	Ford Motor Co.	1,284,174
1,423	Fox Factory Holding Corp.*	154,410
29,170	General Motors Co.	1,124,795
11,047	Gentex Corp.	323,235
999	Gentherm, Inc.*	56,454

Shares		Value
Common Stocks, continued
Automobile Components, continued
15,806	Goodyear Tire & Rubber Co. (The)*	$216,226
10,003	Harley-Davidson, Inc.	352,206
578	LCI Industries	73,036
3,167	Lear Corp.	454,623
3,637	Modine Manufacturing Co.*	120,094
1,190	Motorcar Parts of America, Inc.*	9,211
1,356	Patrick Industries, Inc.	108,480
2,366	QuantumScape Corp.*^	18,904
13,446	Rivian Automotive, Inc., Class A*^	224,010
616	Standard Motor Products, Inc.	23,112
587	Stoneridge, Inc.*	11,065
275	Strattec Security Corp.*	5,005
36,376	Tesla, Inc.*	9,522,146
3,576	Thor Industries, Inc.	370,116
1,184	Visteon Corp.*	170,034
2,086	Winnebago Industries, Inc.	139,115
400	XPEL, Inc.*	33,688
		16,461,377

Banks (3.9%):
859	1st Source Corp.	36,018
504	ACNB Corp.	16,718
1,092	Amalgamated Financial Corp.	17,570
661	American National Bankshares, Inc.	19,156
3,429	Ameris Bancorp	117,306
704	Ames National Corp.	12,693
1,045	Arrow Financial Corp.	21,046
8,497	Associated Banc-Corp.	137,906
4,209	Atlantic Union Bankshares Corp.	109,224
3,462	Axos Financial, Inc.*	136,541
2,056	Banc of California, Inc.	23,809
1,452	BancFirst Corp.	133,584
2,831	Bancorp, Inc. (The)*	92,432
106,651	Bank of America Corp.	3,059,817
1,028	Bank of Hawaii Corp.	42,384
724	Bank of Marin Bancorp	12,793
3,254	Bank of NT Butterfield & Son, Ltd. (The)	89,029
6,593	Bank OZK	264,775
1,591	BankFinancial Corp.	13,014
4,263	BankUnited, Inc.	91,868
2,014	Banner Corp.	87,951
433	Bar Harbor Bankshares	10,669
842	BCB Bancorp, Inc.	9,885
1,898	Berkshire Hills Bancorp, Inc.	39,346
3,037	BOK Financial Corp.	245,329
2,707	Brookline Bancorp, Inc.	23,659
977	Byline Bancorp, Inc.	17,674
74	C&F Financial Corp.	3,974
10,276	Cadence Bank	201,821
256	Cambridge Bancorp	13,903
843	Camden National Corp.	26,108
489	Capital City Bank Group, Inc.	14,983
10,139	Capitol Federal Financial, Inc.	62,558
1,023	Carter Bankshares, Inc.*	15,130
4,087	Cathay General Bancorp	131,561
1,402	Central Pacific Financial Corp.	22,025
933	Central Valley Community Bancorp	14,415
377	Chemung Financial Corp.	14,481
28,907	Citigroup, Inc.	1,330,878

See accompanying notes to the financial statements.

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
943	Citizens & Northern Corp.	$18,200
12,807	Citizens Financial Group, Inc.	334,007
552	Citizens Holding Co.	6,734
604	City Holding Co.	54,354
938	Civista Bancshares, Inc.	16,321
735	CNB Financial Corp.	12,973
85	Codorus Valley Bancorp, Inc.	1,667
56	Colony Bankcorp, Inc.	528
6,027	Columbia Banking System, Inc.	122,228
4,298	Columbia Financial, Inc.*	74,312
191	Comerica, Inc.	8,091
2,946	Commerce Bancshares, Inc.	143,470
3,029	Community Bank System, Inc.	142,000
517	Community Trust Bancorp, Inc.	18,390
1,154	ConnectOne Bancorp, Inc.	19,145
3,043	Cullen/Frost Bankers, Inc.	327,214
1,643	Customers Bancorp, Inc.*	49,717
2,243	CVB Financial Corp.	29,787
1,876	Dime Community Bancshares, Inc.	33,074
1,065	Eagle Bancorp, Inc.	22,535
2,719	East West Bancorp, Inc.	143,536
4,884	Eastern Bankshares, Inc.	59,927
2,103	Enterprise Financial Services Corp.	82,227
682	Equity Bancshares, Inc., Class A	15,536
855	ESSA Bancorp, Inc.^	12,782
312	Evans Bancorp, Inc.	7,778
1,329	Farmers National Banc Corp.	16,440
1,860	FB Financial Corp.	52,173
20,011	Fifth Third Bancorp	524,488
1,053	Financial Institutions, Inc.	16,574
814	First Bancorp, Inc. (The)	19,813
12,501	First BanCorp/Puerto Rico	152,762
2,566	First Bancorp/Southern Pines NC	76,339
611	First Bancshares, Inc. (The)	15,788
2,494	First Busey Corp.	50,129
664	First Business Financial Services, Inc.	19,581
408	First Capital, Inc.	12,615
24	First Citizens BancShares, Inc., Class A	30,803
6,217	First Commonwealth Financial Corp.	78,645
512	First Community Bankshares	15,222
4,544	First Financial Bancorp	92,879
6,313	First Financial Bankshares, Inc.	179,857
536	First Financial Corp.	17,404
733	First Financial Northwest, Inc.	8,334
1,155	First Foundation, Inc.	4,585
7,191	First Hawaiian, Inc.	129,510
12,573	First Horizon Corp.	141,698
5,816	First Interstate BancSystem, Inc., Class A	138,653
3,120	First Merchants Corp.	88,078
660	First Mid Bancshares, Inc.	15,932
1,573	First of Long Island Corp. (The)	18,907
2,253	Flushing Financial Corp.	27,689
20,310	FNB Corp.	232,346
9,404	Fulton Financial Corp.	112,096
769	German American Bancorp, Inc.	20,901
6,173	Glacier Bancorp, Inc.	192,412
397	Great Southern Bancorp, Inc.	20,140
16	Greene County Bancorp, Inc.	477
4,066	Hancock Whitney Corp.	156,053

Shares		Value
Common Stocks, continued
Banks, continued
2,408	Hanmi Financial Corp.	$35,951
1,642	HarborOne Bancorp, Inc.	14,253
46	Hawthorn Bancshares, Inc.	821
636	HBT Financial, Inc.	11,728
2,376	Heartland Financial U.S.A., Inc.	66,219
1,197	Heritage Financial Corp.	19,356
2,010	Hertiage Commerce Corp.	16,643
2,750	Hilltop Holdings, Inc.	86,515
62	Hingham Institution for Savings (The)	13,217
11,467	Home BancShares, Inc.	261,448
628	HomeStreet, Inc.	3,718
484	Hometrust Bancshares, Inc.	10,111
4,470	Hope Bancorp, Inc.	37,637
1,071	Horizon Bancorp, Inc.	11,149
17,788	Huntington Bancshares, Inc.	191,755
413	IF Bancorp, Inc.	5,964
855	Independent Bank Corp.	14,501
1,436	Independent Bank Corp.	63,916
2,348	Independent Bank Group, Inc.	81,076
3,500	International Bancshares Corp.	154,700
57,493	JPMorgan Chase & Co.	8,361,782
2,442	Kearny Financial Corp.	17,216
1,249	Kentucky First Federal Bancorp	7,756
10,493	KeyCorp	96,955
750	Lake Shore Bancorp, Inc.	8,303
1,465	Lakeland Bancorp, Inc.	19,616
1,343	Lakeland Financial Corp.	65,162
579	Landmark Bancorp, Inc.	12,622
712	LCNB Corp.^	10,509
1,274	Live Oak Bancshares, Inc.	33,519
4,260	M&T Bank Corp.	527,218
2,571	Macatawa Bank Corp.	23,859
472	Mercantile Bank Corp.	13,037
241	Midland States BanCorp, Inc.	4,798
638	MidWestone Financial Group, Inc.	13,634
1,928	National Bank Holdings Corp., Class A	55,989
514	National Bankshares, Inc.^	15,004
1,665	NBT Bancorp, Inc.	53,030
19,583	New York Community Bancorp, Inc.	220,113
373	Nicolet Bankshares, Inc.	25,330
1,501	Northfield Bancorp, Inc.	16,481
510	Northrim Bancorp, Inc.	20,058
7,376	Northwest Bancshares, Inc.	78,186
511	Norwood Financial Corp.	15,090
3,803	Oceanfirst Financial Corp.	59,403
503	Oconee Federal Financial Corp.	7,168
2,292	OFG Bancorp	59,775
440	Ohio Valley Banc Corp.	10,780
7,179	Old National Bancorp	100,075
2,225	Old Second Bancorp, Inc.	29,059
2,023	Origin Bancorp, Inc.	59,274
638	Orrstown Financial Services, Inc.	12,218
5,352	Pacific Premier Bancorp, Inc.	110,679
2,447	PacWest Bancorp^	19,943
939	Park National Corp.	96,079
1,240	Pathward Financial, Inc.	57,486
1,165	Peapack-Gladstone Financial Corp.	31,548
546	Penns Woods Bancorp, Inc.^	13,666
608	Peoples Bancorp of North Carolina, Inc.	11,084

See accompanying notes to the financial statements.

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,117	Peoples Bancorp, Inc.	$29,656
4,268	Pinnacle Financial Partners, Inc.	241,782
6,161	PNC Financial Services Group, Inc. (The)	775,978
4,802	Popular, Inc.	290,617
432	Preferred Bank	23,756
1,369	Premier Financial Corp.	21,931
707	Primis Financial Corp.	5,953
4,140	Prosperity Bancshares, Inc.	233,827
679	Provident Financial Holdings, Inc.	8,773
4,672	Provident Financial Services, Inc.	76,341
606	QCR Holdings, Inc.	24,864
487	RBB Bancorp	5,815
27,459	Regions Financial Corp.	489,319
2,793	Renasant Corp.	72,981
917	Republic Bancorp, Inc., Class A	38,973
420	Riverview Bancorp, Inc.	2,117
1,756	S&T Bancorp, Inc.	47,746
296	Salisbury Bancorp, Inc.	7,012
3,092	Sandy Spring Bancorp, Inc.	70,127
1,366	Seacoast Banking Corp of Florida	30,189
1,767	ServisFirst Bancshares, Inc.	72,306
1,113	Shore Bancshares, Inc.	12,866
1,028	Sierra Bancorp	17,445
7,336	Simmons First National Corp., Class A	126,546
561	Southern Missouri Bancorp, Inc.	21,570
950	Southside Bancshares, Inc.	24,852
3,439	SouthState Corp.	226,286
2,578	Stellar Bancorp, Inc.	59,010
1,764	Sterling Bancorp, Inc.*	9,649
1,460	Stock Yards Bancorp, Inc.	66,240
557	Summit Financial Group, Inc.	11,508
8,225	Synovus Financial Corp.	248,806
733	Territorial Bancorp, Inc.	9,001
1,319	Texas Capital Bancshares, Inc.*	67,929
490	Tompkins Financial Corp.	27,293
4,196	Towne Bank	97,515
1,020	TriCo Bancshares	33,864
1,001	Triumph Financial, Inc.*	60,781
3,439	Truist Financial Corp.	104,374
559	TrustCo. Bank Corp.	15,993
2,995	Trustmark Corp.	63,254
1,375	UMB Financial Corp.	83,738
7,589	United Bankshares, Inc.	225,166
6,479	United Community Banks, Inc.	161,910
1,190	United Security Bancshares	7,925
42	Unity Bancorp, Inc.	991
850	Univest Financial Corp.	15,368
22,911	US Bancorp	756,979
23,069	Valley National Bancorp	178,785
690	Veritex Holdings, Inc.	12,372
4,015	Washington Federal, Inc.	106,478
501	Washington Trust Bancorp, Inc.	13,432
7,952	Webster Financial Corp.	300,188
54,487	Wells Fargo & Co.	2,325,505
3,211	WesBanco, Inc.	82,234
1,062	West BanCorp, Inc.	19,551
685	Westamerica BanCorp	26,236
2,129	Western Alliance Bancorp	77,645
1,498	Western New England BanCorp, Inc.	8,748

Shares		Value
Common Stocks, continued
Banks, continued
3,437	Wintrust Financial Corp.	$249,595
3,462	WSFS Financial Corp.	130,587
2,715	Zions Bancorp NA	72,925
		31,395,274

Beverages (1.3%):
145	Boston Beer Co., Inc. (The), Class A*	44,724
1,105	Brown-Forman Corp., Class A	75,217
6,213	Brown-Forman Corp., Class B	414,904
1,864	Celsius Holdings, Inc.*	278,090
55,551	Coca-Cola Co. (The)	3,345,281
325	Coca-Cola Consolidated, Inc.	206,707
1,746	Constellation Brands, Inc., Class A	429,743
3,686	Duckhorn Portfolio, Inc. (The)*	47,808
12,023	Keurig Dr Pepper, Inc.	375,959
838	MGP Ingredients, Inc.	89,063
4,873	Molson Coors Beverage Co., Class B	320,838
5,214	Monster Beverage Corp.*	299,492
1,921	National Beverage Corp.*	92,880
24,604	PepsiCo, Inc.	4,557,153
		10,577,859

Biotechnology (2.2%):
30,619	AbbVie, Inc.	4,125,298
3,964	Adverum Biotechnologies, Inc.*	6,303
2,583	Agios Pharmaceuticals, Inc.*	73,151
3,000	Alector, Inc.*	18,030
6,056	Alkermes plc*	189,553
6,160	Allakos, Inc.*	26,858
4,027	Allogene Therapeutics, Inc.*^	20,014
2,071	Alnylam Pharmaceuticals, Inc.*	393,366
4,823	Altimmune, Inc.*	17,025
11,085	Amgen, Inc.	2,461,092
955	AnaptysBio, Inc.*	19,425
955	Anika Therapeutics, Inc.*	24,811
1,734	Apellis Pharmaceuticals, Inc.*	157,967
4,012	Arcus Biosciences, Inc.*	81,484
1,800	Arcutis Biotherapeutics, Inc.*	17,154
1,907	Atara Biotherapeutics, Inc.*	3,070
1,763	Avidity Biosciences, Inc.*	19,552
3,076	Beam Therapeutics, Inc.*	98,217
2,115	Biogen, Inc.*	602,458
4,136	BioMarin Pharmaceutical, Inc.*	358,508
1,469	Bluebird Bio, Inc.*	4,833
5,471	CareDx, Inc.*	46,503
1,101	Celldex Therapeutics, Inc.*	37,357
900	Chinook Therapeutics, Inc.*	34,578
4,392	CRISPR Therapeutics AG*	246,567
2,869	Deciphera Pharmaceuticals, Inc.*	40,395
1,534	Denali Therapeutics, Inc.*	45,268
7,054	Dynavax Technologies Corp.*	91,138
233	Eagle Pharmaceuticals, Inc.*	4,529
1,370	Editas Medicine, Inc.*	11,275
1,656	Emergent BioSolutions, Inc.*	12,172
585	Enanta Pharmaceuticals, Inc.*	12,519
3,952	Exact Sciences Corp.*	371,093
14,390	Exelixis, Inc.*	274,993
5,379	Fate Therapeutics, Inc.*	25,604
1,432	G1 Therapeutics, Inc.*	3,566
23,066	Gilead Sciences, Inc.	1,777,697
4,497	Halozyme Therapeutics, Inc.*	162,207

See accompanying notes to the financial statements.

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
2,007	Horizon Therapeutics plc*	$206,420
663	Ideaya Biosciences, Inc.*	15,580
4,944	Incyte Corp.*	307,764
961	Intellia Therapeutics, Inc.*	39,190
10,368	Iovance Biotherapeutics, Inc.*	72,991
8,722	Ironwood Pharmaceuticals, Inc.*	92,802
1,306	iTeos Therapeutics, Inc.*	17,291
100	Karuna Therapeutics, Inc.*	21,685
200	Kodiak Sciences, Inc.*	1,380
367	Krystal Biotech, Inc.*	43,086
3,563	Kura Oncology, Inc.*	37,697
1,457	Kymera Therapeutics, Inc.*	33,496
1,449	MacroGenics, Inc.*	7,752
3,312	Mirati Therapeutics, Inc.*	119,663
5,014	Moderna, Inc.*	609,201
3,861	Myriad Genetics, Inc.*	89,498
2,115	Neurocrine Biosciences, Inc.*	199,444
9,565	PDL BioPharma, Inc.*	15,424
4,602	Poseida Therapeutics, Inc.*	8,099
1,321	Prothena Corp. plc*	90,198
4,160	Recursion Pharmaceuticals, Inc., Class A*	31,075
1,601	Regeneron Pharmaceuticals, Inc.*	1,150,383
1,759	REGENXBIO, Inc.*	35,162
3,704	Relay Therapeutics, Inc.*	46,522
2,810	Replimune Group, Inc.*	65,248
4,502	REVOLUTION Medicines, Inc.*	120,428
1,053	Rhythm Pharmaceuticals, Inc.*	17,364
1,042	Rocket Pharmaceuticals, Inc.*	20,704
1,793	Sage Therapeutics, Inc.*	84,307
2,916	Sangamo Therapeutics, Inc.*	3,791
555	Sarepta Therapeutics, Inc.*	63,559
929	Seagen, Inc.*	178,795
2,126	Spectrum Pharmaceuticals, Inc.*	2,041
1,802	SpringWorks Therapeutics, Inc.*	47,248
1,803	Syndax Pharmaceuticals, Inc.*	37,737
4,070	Twist Bioscience Corp.*	83,272
1,976	United Therapeutics Corp.*	436,202
1,179	Vanda Pharmaceuticals, Inc.*	7,770
2,654	Vertex Pharmaceuticals, Inc.*	933,969
3,099	Xencor, Inc.*	77,382
2,020	Zentalis Pharmaceuticals, Inc.*	56,984
		17,444,234

Broadline Retail (2.2%):
119,351	Amazon.com, Inc.*	15,558,596
1,406	Big Lots, Inc.^	12,415
868	Dillard’s, Inc., Class A	283,211
20,901	eBay, Inc.	934,066
2,683	Etsy, Inc.*	227,009
7,383	Kohl’s Corp.	170,178
20,178	Macy’s, Inc.	323,857
1,842	Nordstrom, Inc.^	37,706
2,669	Ollie’s Bargain Outlet Holdings, Inc.*	154,615
8,810	Qurate Retail, Inc., Class A*	8,720
		17,710,373

Building Products (1.1%):
3,670	A O Smith Corp.	267,103
1,935	AAON, Inc.	183,457
4,178	Advanced Drainage Systems, Inc.	475,373
2,568	Allegion plc	308,211

Shares		Value
Common Stocks, continued
Building Products, continued
1,489	Allegion plc	$178,710
515	American Woodmark Corp.*	39,330
1,085	Apogee Enterprises, Inc.	51,505
2,450	Armstrong World Industries, Inc.	179,977
6,227	AZEK Co., Inc. (The)*	188,616
394	AZZ, Inc.	17,123
7,223	Builders FirstSource, Inc.*	982,328
2,289	Carlisle Cos., Inc.	587,197
14,983	Carrier Global Corp.	744,805
547	CSW Industrials, Inc.	90,906
2,444	Fortune Brands Innovations, Inc.	175,846
1,430	Gibraltar Industries, Inc.*	89,976
1,993	Griffon Corp.	80,318
7,176	Hayward Holdings, Inc.*	92,212
1,209	Insteel Industries, Inc.	37,624
4,309	Janus International Group, Inc.*	45,934
3,895	JELD-WEN Holding, Inc.*	68,318
7,571	Johnson Controls International plc	515,888
717	Lennox International, Inc.	233,792
3,947	Masco Corp.	226,479
681	Masonite International Corp.*	69,762
2,444	Masterbrand, Inc.*	28,424
6,751	Owens Corning	881,005
3,379	PGT Innovations, Inc.*	98,498
1,160	Quanex Building Products Corp.	31,146
5,771	Resideo Technologies, Inc.*	101,916
1,119	Simpson Manufacturing Co., Inc.	154,981
918	Tecnoglass, Inc.	47,424
3,686	Trane Technologies plc	704,984
2,554	Trex Co., Inc.*	167,440
3,214	UFP Industries, Inc.	311,919
		8,458,527

Capital Markets (2.6%):
837	Affiliated Managers Group, Inc.	125,458
3,481	Ameriprise Financial, Inc.	1,156,249
1,507	Ares Management Corp., Class A	145,199
4,141	Artisan Partners Asset Management, Inc., Class A	162,783
1,892	AssetMark Financial Holdings, Inc.*	56,117
2,377	Avantax, Inc.*	53,197
734	B Riley Financial, Inc.	33,749
19,601	Bank of New York Mellon Corp. (The)	872,636
19,837	BGC Partners, Inc., Class A	87,878
1,608	BlackRock, Inc., Class A	1,111,353
4,413	Blackstone, Inc., Class A	410,277
902	Brightsphere Investment Group, Inc.	18,897
9,271	Carlyle Group, Inc. (The)	296,208
2,349	Cboe Global Markets, Inc.	324,185
28,738	Charles Schwab Corp. (The)	1,628,870
3,709	CME Group, Inc.	687,241
1,396	Cohen & Steers, Inc.	80,954
639	Coinbase Global, Inc., Class A*	45,720
190	Diamond Hill Investment Group, Inc.	32,547
1,883	Donnelley Financial Solutions, Inc.*	85,733
18	FactSet Research Systems, Inc.	7,212
4,926	Federated Hermes, Inc., Class B	176,597
12,504	Franklin Resources, Inc.	333,982
4,993	Goldman Sachs Group, Inc. (The)	1,610,442
255	Greenhill & Co., Inc.	3,736
1,730	Hamilton Lane, Inc., Class A	138,365

See accompanying notes to the financial statements.

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
211	Hennessy Advisors, Inc.	$1,494
2,385	Houlihan Lokey, Inc.	234,469
1,363	Interactive Brokers Group, Inc., Class A	113,224
5,882	Intercontinental Exchange, Inc.	665,137
20,618	Invesco, Ltd.	346,589
9,330	Janus Henderson Group plc	254,242
5,286	Jefferies Financial Group, Inc.	175,337
5,775	KKR & Co., Inc., Class A	323,400
1,669	Lazard, Ltd., Class A	53,408
1,018	LPL Financial Holdings, Inc.	221,344
337	MarketAxess Holdings, Inc.	88,099
1,664	Moelis & Co., Class A	75,446
3,160	Moody’s Corp.	1,098,795
19,018	Morgan Stanley	1,624,137
415	Morningstar, Inc.	81,369
64	MSCI, Inc.	30,035
9,300	Nasdaq, Inc.	463,605
6,118	Northern Trust Corp.	453,588
1,608	Open Lending Corp., Class A*	16,900
365	Oppenheimer Holdings, Inc., Class A	14,666
1,002	Piper Sandler Cos.	129,519
394	PJT Partners, Inc., Class A	27,438
6,328	Raymond James Financial, Inc.	656,657
23,838	Robinhood Markets, Inc., Class A*	237,903
3,329	S&P Global, Inc.	1,334,563
4,050	SEI Investments Co.	241,461
660	Silvercrest Asset Management Group, Inc., Class A	13,365
8,803	State Street Corp.	644,204
2,598	StepStone Group, Inc., Class A	64,456
5,729	Stifel Financial Corp.	341,849
1,192	StoneX Group, Inc.*	99,031
5,528	T. Rowe Price Group, Inc.	619,247
1,319	Tradeweb Markets, Inc., Class A	90,325
1,975	Victory Capital Holdings, Inc., Class A	62,291
4,929	Virtu Financial, Inc., Class A	84,237
429	Virtus Investment Partners, Inc.	84,715
425	Westwood Holdings, Inc.	5,270
3,476	WisdomTree, Inc.	23,845
		20,781,245

Chemicals (2.1%):
1,366	AdvanSix, Inc.	47,783
2,508	Air Products and Chemicals, Inc.	751,221
2,650	Albemarle Corp.	591,188
1,157	American Vanguard Corp.	20,676
2,454	Ashland, Inc.	213,277
2,333	Avient Corp.	95,420
12,056	Axalta Coating Systems, Ltd.*	395,557
1,038	Balchem Corp.	139,933
3,723	Cabot Corp.	249,031
2,236	Celanese Corp.	258,929
10,243	CF Industries Holdings, Inc.	711,069
328	Chase Corp.	39,760
9,492	Chemours Co. (The)	350,160
11,433	Corteva, Inc.	655,111
19,707	Dow, Inc.	1,049,595
11,396	DuPont de Nemours, Inc.	814,130
5,876	Eastman Chemical Co.	491,939
3,052	Ecolab, Inc.	569,778
4,830	Ecovyst, Inc.*	55,352

Shares		Value
Common Stocks, continued
Chemicals, continued
11,145	Element Solutions, Inc.	$213,984
1,647	FMC Corp.	171,848
3,222	FutureFuel Corp.	28,515
1,394	HB Fuller Co.	99,685
10,221	Huntsman Corp.	276,171
1,105	Ingevity Corp.*	64,267
976	Innospec, Inc.	98,029
6,501	International Flavors & Fragrances, Inc.	517,415
1,037	Intrepid Potash, Inc.*	23,529
783	Koppers Holdings, Inc.	26,700
2,011	Kronos Worldwide, Inc.	17,556
3,339	Linde plc	1,272,426
6,960	Livent Corp.*	190,913
5,203	LSB Industries, Inc.*	51,250
15,356	LyondellBasell Industries NV, Class A	1,410,141
3,598	Mativ Holdings, Inc.	54,402
971	Minerals Technologies, Inc.	56,017
19,766	Mosaic Co. (The)	691,810
641	NewMarket Corp.	257,759
9,717	Olin Corp.	499,357
3,864	Orion SA	81,994
4,945	PPG Industries, Inc.	733,343
566	Quaker Chemical Corp.	110,313
3,631	Rayonier Advanced Materials, Inc.*	15,541
2,918	RPM International, Inc.	261,832
1,838	Scotts Miracle-Gro Co. (The)	115,224
1,384	Sensient Technologies Corp.	98,444
4,841	Sherwin-Williams Co. (The)	1,285,382
569	Stepan Co.	54,374
1,279	Trinseo PLC	16,205
8,722	Tronox Holdings plc, Class A	110,857
1,765	Westlake Corp.	210,865
		16,616,057

Commercial Services & Supplies (0.8%):
2,950	ABM Industries, Inc.	125,817
2,927	ACCO Brands Corp.	15,250
1,452	Brady Corp., Class A	69,072
1,624	Brink’s Co. (The)	110,156
2,141	Casella Waste Systems, Inc.*	193,653
2,003	CECO Environmental Corp.*	26,760
1,318	Cimpress plc*	78,395
1,690	Cintas Corp.	840,065
433	Civeo Corp.*	8,435
1,694	Clean Harbors, Inc.*	278,544
10,013	Copart, Inc.*	913,286
1,498	Deluxe Corp.	26,185
720	Driven Brands Holdings, Inc.*	19,483
1,613	Ennis, Inc.	32,873
2,503	Enviri Corp.*	24,705
2,148	Healthcare Services Group, Inc.	32,070
1,042	Heritage-Crystal Clean, Inc.*	39,377
3,618	HNI Corp.	101,955
2,041	Interface, Inc.	17,940
1,736	Liquidity Services, Inc.*	28,644
919	Matthews International Corp., Class A	39,168
3,432	MillerKnoll, Inc.	50,725
400	Montrose Environmental Group, Inc.*	16,848
691	MSA Safety, Inc.	120,206
1,552	NL Industries, Inc.	8,583

See accompanying notes to the financial statements.

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,118	OPENLANE, Inc.*	$77,896
4,238	Pitney Bowes, Inc.	15,002
2,606	Quad Graphics, Inc.*	9,799
4,351	Republic Services, Inc.	666,443
8,305	Rollins, Inc.	355,703
503	SP Plus Corp.*	19,672
2,563	Steelcase, Inc., Class A	19,761
3,518	Stericycle, Inc.*	163,376
1,527	Tetra Tech, Inc.	250,031
841	UniFirst Corp.	130,363
1,003	Viad Corp.*	26,961
824	VSE Corp.	45,065
9,196	Waste Management, Inc.	1,594,770
		6,593,037

Communications Equipment (0.7%):
1,069	ADTRAN Holdings, Inc.	11,257
752	Applied Optoelectronics, Inc.*	4,482
2,313	Arista Networks, Inc.*	374,845
1,829	CalAmp Corp.*	1,939
1,990	Calix, Inc.*	99,321
6,617	Ciena Corp.*	281,156
65,051	Cisco Systems, Inc.	3,365,739
6,102	CommScope Holding Co., Inc.*	34,354
756	Comtech Telecommunications Corp.	6,910
1,262	Digi International, Inc.*	49,710
1,189	EMCORE Corp.*	895
4,340	Extreme Networks, Inc.*	113,057
1,768	F5, Inc.*	258,588
2,194	Harmonic, Inc.*	35,477
2,944	Infinera Corp.*	14,220
14,371	Juniper Networks, Inc.	450,243
909	KVH Industries, Inc.*	8,308
2,839	Lumentum Holdings, Inc.*	161,056
1,185	Motorola Solutions, Inc.	347,537
1,010	NETGEAR, Inc.*	14,302
2,564	NetScout Systems, Inc.*	79,356
3,679	Ribbon Communications, Inc.*	10,264
2,004	Viasat, Inc.*	82,685
7,865	Viavi Solutions, Inc.*	89,110
		5,894,811

Construction & Engineering (0.5%):
2,920	AECOM	247,295
1,759	Ameresco, Inc., Class A*	85,540
7,278	API Group Corp.*	198,398
2,696	Arcosa, Inc.	204,276
455	Argan, Inc.	17,932
1,713	Comfort Systems U.S.A., Inc.	281,275
1,213	Construction Partners, Inc., Class A*	38,076
959	Dycom Industries, Inc.*	108,990
1,440	EMCOR Group, Inc.	266,083
5,880	Fluor Corp.*	174,048
1,277	Granite Construction, Inc.	50,799
2,266	Great Lakes Dredge & Dock Corp.*	18,491
656	IES Holdings, Inc.*	37,313
1,682	MasTec, Inc.*	198,425
1,750	Matrix Service Co.*	10,307
9,107	MDU Resources Group, Inc.	190,701
487	MYR Group, Inc.*	67,372
2,101	Orion Group Holdings, Inc.*	5,904

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
2,465	Primoris Services Corp.	$75,108
3,499	Quanta Services, Inc.	687,379
1,469	Sterling Infrastructure, Inc.*	81,970
1,648	Tutor Perini Corp.*	11,783
653	Valmont Industries, Inc.	190,056
7,973	WillScot Mobile Mini Holdings Corp.*	381,030
		3,628,551

Construction Materials (0.3%):
961	Eagle Materials, Inc.	179,150
2,276	Knife River Corp.*	99,006
1,625	Martin Marietta Materials, Inc.	750,246
6,589	Summit Materials, Inc., Class A*	249,394
131	U.S. Lime & Minerals, Inc.	27,364
3,480	Vulcan Materials Co.	784,531
		2,089,691

Consumer Finance (0.8%):
15,182	Ally Financial, Inc.	410,066
8,402	American Express Co.	1,463,628
3,407	Bread Financial Holdings, Inc.	106,946
7,957	Capital One Financial Corp.	870,257
1,912	Consumer Portfolio Services, Inc.*^	22,313
617	Credit Acceptance Corp.*	313,393
13,464	Discover Financial Services	1,573,268
1,171	Encore Capital Group, Inc.*	56,934
1,657	Enova International, Inc.*	88,020
3,948	EZCORP, Inc., Class A*^	33,084
2,555	FirstCash Holdings, Inc.	238,458
1,425	Green Dot Corp., Class A*	26,705
5,431	LendingClub Corp.*	52,952
194	LendingTree, Inc.*	4,289
3,504	Navient Corp.	65,104
543	Nelnet, Inc., Class A	52,389
750	Nicholas Financial, Inc.*	3,761
8,505	OneMain Holdings, Inc.	371,584
2,635	PRA Group, Inc.*	60,210
2,187	PROG Holdings, Inc.*	70,247
568	Regional Mgmt Corp.	17,324
16,979	SLM Corp.	277,097
12,132	Synchrony Financial	411,518
237	World Acceptance Corp.*	31,760
		6,621,307

Consumer Staples Distribution & Retail (1.7%):
6,299	Albertsons Cos., Inc., Class A	137,444
1,610	Andersons, Inc. (The)	74,301
6,948	BJ’s Wholesale Club Holdings, Inc.*	437,793
235	Casey’s General Stores, Inc.	57,312
1,143	Chefs’ Warehouse, Inc. (The)*	40,874
5,931	Costco Wholesale Corp.	3,193,132
2,596	Dollar General Corp.	440,749
4,839	Dollar Tree, Inc.*	694,397
3,350	Grocery Outlet Holding Corp.*	102,543
613	Ingles Markets, Inc., Class A	50,664
35,501	Kroger Co. (The)	1,668,547
1,720	Natural Grocers by Vitamin Cottage, Inc.	21,087
7,395	Performance Food Group Co.*	445,475
1,664	PriceSmart, Inc.	123,236
2,949	SpartanNash Co.	66,382
6,836	Sprouts Farmers Market, Inc.*	251,086

See accompanying notes to the financial statements.

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
10,148	Sysco Corp.	$752,982
6,269	Target Corp.	826,881
3,889	United Natural Foods, Inc.*	76,030
10,089	US Foods Holding Corp.*	443,916
738	Village Super Market, Inc., Class A	16,841
8,238	Walgreens Boots Alliance, Inc.	234,701
22,214	Walmart, Inc.	3,491,597
857	Weis Markets, Inc.	55,028
		13,702,998

Containers & Packaging (0.6%):
27,134	Amcor plc	270,797
21,700	Amcor plc	216,566
3,091	AptarGroup, Inc.	358,123
2,194	Avery Dennison Corp.	376,929
6,230	Ball Corp.	362,648
6,043	Berry Global Group, Inc.	388,807
2,919	Crown Holdings, Inc.	253,574
15,239	Graphic Packaging Holding Co.	366,193
930	Greif, Inc., Class A	64,068
710	Greif, Inc., Class B	54,848
10,283	International Paper Co.	327,102
1,253	Myers Industries, Inc.	24,346
9,822	O-I Glass, Inc.*	209,503
4,434	Packaging Corp. of America	585,997
4,758	Sealed Air Corp.	190,320
3,186	Silgan Holdings, Inc.	149,392
4,847	Sonoco Products Co.	286,070
2,518	TriMas Corp.	69,220
11,948	Westrock Co.	347,328
		4,901,831

Distributors (0.2%):
1,267	Funko, Inc., Class A*	13,709
5,247	Genuine Parts Co.	887,950
7,015	LKQ Corp.	408,764
659	Pool Corp.	246,888
811	Weyco Group, Inc.	21,645
		1,578,956

Diversified Consumer Services (0.2%):
28,860	ADT, Inc.	174,026
2,373	Adtalem Global Education, Inc.*	81,489
541	American Public Education, Inc.*	2,564
2,428	Bright Horizons Family Solutions, Inc.*	224,469
418	Carriage Services, Inc.	13,573
5,672	Chegg, Inc.*	50,367
6,110	Coursera, Inc.*	79,552
3,669	Frontdoor, Inc.*	117,041
112	Graham Holdings Co., Class B	64,006
1,270	Grand Canyon Education, Inc.*	131,077
6,598	H&R Block, Inc.	210,278
6,794	Laureate Education, Inc.	82,140
2,352	OneSpaWorld Holdings, Ltd.*	28,459
2,522	Perdoceo Education Corp.*	30,945
5,854	Service Corp. International	378,110
825	Strategic Education, Inc.	55,968
2,454	Stride, Inc.*	91,362
1,696	Universal Technical Institute, Inc.*	11,719
		1,827,145

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services (1.0%):
398	Anterix, Inc.*	$12,613
131,671	AT&T, Inc.	2,100,153
461	ATN International, Inc.	16,873
1,203	Cogent Communications Holdings, Inc.	80,950
4,558	Consolidated Communications Holdings, Inc.*	17,457
1,548	EchoStar Corp., Class A*	26,842
7,588	Frontier Communications Parent, Inc.*	141,440
2,352	GCI Liberty, Inc.*	—
1,080	IDT Corp.*	27,918
3,409	Iridium Communications, Inc.	211,767
1,489	Liberty Latin America, Ltd., Class A*	13,029
8,852	Liberty Latin America, Ltd., Class C*	76,304
26,553	Lumen Technologies, Inc.	60,010
148,381	Verizon Communications, Inc.	5,518,289
		8,303,645

Electric Utilities (1.5%):
1,925	ALLETE, Inc.	111,592
4,670	Alliant Energy Corp.	245,082
6,998	American Electric Power Co., Inc.	589,232
2,629	Avangrid, Inc.	99,061
5,643	Constellation Energy Corp.	516,617
10,680	Duke Energy Corp.	958,423
7,521	Edison International	522,333
4,179	Entergy Corp.	406,909
4,141	Evergy, Inc.	241,917
6,313	Eversource Energy	447,718
14,111	Exelon Corp.	574,882
11,345	FirstEnergy Corp.	441,094
1,272	Genie Energy, Ltd., Class B	17,986
1,318	Hawaiian Electric Industries, Inc.	47,712
2,089	IDACORP, Inc.	214,331
1,599	MGE Energy, Inc.	126,497
27,840	NextEra Energy, Inc.	2,065,728
4,318	NRG Energy, Inc.	161,450
7,600	OGE Energy Corp.	272,916
1,495	Otter Tail Corp.	118,045
38,335	PG&E Corp.*	662,429
4,407	Pinnacle West Capital Corp.	358,994
3,114	PNM Resources, Inc.	140,441
3,874	Portland General Electric Co.	181,419
14,497	PPL Corp.	383,591
15,046	Southern Co. (The)	1,056,981
10,633	Xcel Energy, Inc.	661,054
		11,624,434

Electrical Equipment (0.8%):
1,082	Acuity Brands, Inc.	176,453
5,701	AMETEK, Inc.	922,878
2,048	Atkore, Inc.*	319,365
4,356	Eaton Corp. plc	875,992
6,251	Emerson Electric Co.	565,028
1,271	Encore Wire Corp.	236,317
1,312	EnerSys	142,378
9,782	FuelCell Energy, Inc.*^	21,129
1,659	Generac Holdings, Inc.*	247,407
14,859	GrafTech International, Ltd.	74,889
1,003	Hubbell, Inc.	332,555
1,831	LSI Industries, Inc.	22,997
7,325	nVent Electric plc	378,483
14,602	Plug Power, Inc.*^	151,715

See accompanying notes to the financial statements.

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
606	Powell Industries, Inc.	$36,717
400	Preformed Line Products Co.	62,440
2,995	Regal Rexnord Corp.	460,930
2,250	Rockwell Automation, Inc.	741,262
7,206	Sensata Technologies Holding plc	324,198
3,376	Shoals Technologies Group, Inc., Class A*	86,291
5,277	SunPower Corp.*^	51,715
11,971	Sunrun, Inc.*	213,802
1,298	Thermon Group Holdings, Inc.*	34,527
742	TPI Composites, Inc.*	7,694
3,331	Vertiv Holdings Co.	82,509
1,148	Vicor Corp.*	61,992
		6,631,663

Electronic Equipment, Instruments & Components (1.3%):
1,470	Advanced Energy Industries, Inc.	163,832
424	Allied Motion Technologies, Inc.	16,935
9,451	Amphenol Corp., Class A	802,862
2,582	Arlo Technologies, Inc.*	28,170
3,284	Arrow Electronics, Inc.*	470,367
5,071	Avnet, Inc.	255,832
1,157	Badger Meter, Inc.	170,727
550	Bel Fuse, Inc., Class B	31,576
1,317	Belden, Inc.	125,971
1,054	Benchmark Electronics, Inc.	27,225
3,641	CDW Corp.	668,124
3,610	Cognex Corp.	202,232
1,971	Coherent Corp.*	100,482
20,947	Corning, Inc.	733,983
1,576	CTS Corp.	67,185
2,838	Daktronics, Inc.*	18,163
784	ePlus, Inc.*	44,139
1,439	Fabrinet*	186,897
392	FARO Technologies, Inc.*	6,350
12,938	Flex, Ltd.*	357,606
640	Frequency Electronics, Inc.	4,237
1,494	Insight Enterprises, Inc.*	218,632
1,164	IPG Photonics Corp.*	158,094
2,007	Itron, Inc.*	144,705
9,066	Jabil, Inc.	978,493
4,712	Keysight Technologies, Inc.*	789,024
1,603	Kimball Electronics, Inc.*	44,291
5,811	Knowles Corp.*	104,947
672	Littelfuse, Inc.	195,760
1,471	Methode Electronics, Inc., Class A	49,308
2,559	National Instruments Corp.	146,887
1,293	Novanta, Inc.*	238,041
594	OSI Systems, Inc.*	69,991
770	PAR Technology Corp.*^	25,356
1,121	PC Connection, Inc.	50,557
1,323	Plexus Corp.*	129,972
771	Rogers Corp.*	124,848
2,630	Sanmina Corp.*	158,510
738	ScanSource, Inc.*	21,815
2,341	TD SYNNEX Corp.	220,054
4,733	TE Connectivity, Ltd.	663,377
1,042	Teledyne Technologies, Inc.*	428,377
5,387	Trimble, Inc.*	285,188
5,237	TTM Technologies, Inc.*	72,794
5,343	Vishay Intertechnology, Inc.	157,084

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,805	Vontier Corp.	$154,769
903	Zebra Technologies Corp., Class A*	267,134
		10,380,903

Energy Equipment & Services (0.7%):
6,728	Archrock, Inc.	68,962
23,729	Baker Hughes Co.	750,074
519	Bristow Group, Inc.*	14,911
562	Cactus, Inc., Class A	23,784
8,897	ChampionX Corp.	276,163
1,337	Core Laboratories, Inc.	31,085
562	DMC Global, Inc.*	9,981
1,028	Dril-Quip, Inc.*	23,922
1,095	Expro Group Holdings NV*	19,403
306	Forum Energy Technologies, Inc.*	7,831
760	Geospace Technologies Corp.*	5,905
1,086	Gulf Island Fabrication, Inc.*	3,529
34,240	Halliburton Co.	1,129,578
5,456	Helix Energy Solutions Group, Inc.*	40,265
4,742	Helmerich & Payne, Inc.	168,104
12,498	Liberty Energy, Inc., Class A	167,098
1,436	Mammoth Energy Services, Inc.*	6,936
734	Nabors Industries, Ltd.*	68,284
935	Natural Gas Services Group*	9,256
4,799	Newpark Resources, Inc.*	25,099
15,779	NexTier Oilfield Solutions, Inc.*	141,064
900	Noble Corp. plc*	37,179
17,732	NOV, Inc.	284,421
6,071	Oceaneering International, Inc.*	113,528
3,066	Oil States International, Inc.*	22,903
14,267	Patterson-UTI Energy, Inc.	170,776
8,148	ProPetro Holding Corp.*	67,140
10,425	RPC, Inc.	74,539
20,532	Schlumberger, Ltd.	1,008,532
493	SEACOR Marine Holdings, Inc.*	5,635
3,974	Select Water Solutions, Inc.	32,189
17,526	TechnipFMC plc*	291,282
4,086	TETRA Technologies, Inc.*	13,811
2,580	Tidewater, Inc.*	143,035
40,411	Transocean, Ltd.*	283,281
4,546	US Silica Holdings, Inc.*	55,143
2,596	Valaris, Ltd.*	163,366
3,081	Weatherford International plc*	204,640
		5,962,634

Entertainment (1.2%):
5,649	Activision Blizzard, Inc.*	476,211
6,453	Cinemark Holdings, Inc.*	106,474
6,639	Electronic Arts, Inc.	861,078
1,993	Endeavor Group Holdings, Inc.*	47,673
2,645	IMAX Corp.*	44,939
192	John Wiley & Sons, Inc., Class B	6,319
247	Liberty Media Corp.-Liberty Braves, Class A*	10,107
1,735	Liberty Media Corp.-Liberty Braves, Class C*	68,741
619	Liberty Media Corp-Liberty Formula One, Class A*	41,857
4,590	Liberty Media Corp-Liberty Formula One, Class C*	345,535
2,111	Lions Gate Entertainment Corp., Class A*	18,640
4,430	Lions Gate Entertainment Corp., Class B*	36,990
4,511	Live Nation Entertainment, Inc.*	410,997
894	Madison Square Garden Entertainment Corp.*	30,056
719	Madison Square Garden Sports Corp., Class A	135,208

See accompanying notes to the financial statements.

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
1,459	Marcus Corp. (The)	$21,637
4,849	Netflix, Inc.*	2,135,936
3,472	Playtika Holding Corp.*	40,275
1,419	Reading International, Inc., Class A*	3,760
4,759	ROBLOX Corp., Class A*	191,788
454	Roku, Inc.*	29,038
894	Sphere Entertainment Co.*	24,487
2,452	Spotify Technology SA*	393,669
4,181	Take-Two Interactive Software, Inc.*	615,276
27,233	Walt Disney Co. (The)*	2,431,362
62,039	Warner Bros Discovery, Inc.*	777,969
3,714	Warner Music Group Corp., Class A	96,898
1,983	World Wrestling Entertainment, Inc., Class A	215,096
		9,618,016

Financial Services (3.6%):
13,003	Affirm Holdings, Inc.*^	199,336
981	A-Mark Precious Metals, Inc.	36,724
4,482	Apollo Global Management, Inc.	344,262
6,202	AvidXchange Holdings, Inc.*	64,377
24,229	Berkshire Hathaway, Inc., Class B*	8,262,089
6,526	Block, Inc.*	434,436
252	BM Technologies, Inc.*	751
2,704	Cannae Holdings, Inc.*	54,648
687	Cass Information Systems, Inc.	26,642
11,963	Equitable Holdings, Inc.	324,915
6,088	Essent Group, Ltd.	284,918
1,694	Euronet Worldwide, Inc.*	198,825
3,577	EVERTEC, Inc.	131,741
403	Federal Agricultural Mortgage Corp.	57,927
14,943	Fidelity National Information Services, Inc.	817,382
6,830	Fiserv, Inc.*	861,604
3,005	FleetCor Technologies, Inc.*	754,495
2,700	Flywire Corp.*	83,808
6,481	Global Payments, Inc.	638,508
1,101	I3 Verticals, Inc., Class A*	25,169
1,320	International Money Express, Inc.*	32,380
5,793	Jackson Financial, Inc., Class A	177,324
27,585	Marqeta, Inc., Class A*	134,339
13,679	Mastercard, Inc., Class A	5,379,951
988	Merchants Bancorp	25,273
16,357	MGIC Investment Corp.	258,277
1,888	Mr Cooper Group, Inc.*	95,608
4,107	NMI Holdings, Inc., Class A*	106,043
465	Ocwen Financial Corp.*	13,936
15,909	PayPal Holdings, Inc.*	1,061,608
1,468	Paysafe, Ltd.*	14,812
2,818	PennyMac Financial Services, Inc.	198,134
8,853	Radian Group, Inc.	223,804
3,168	Repay Holdings Corp.*	24,805
4,694	Rocket Cos., Inc., Class A*	42,058
1,495	Shift4 Payments, Inc., Class A*	101,525
9,473	TFS Financial Corp.	119,076
5,111	Toast, Inc., Class A*	115,355
25,882	Visa, Inc., Class A	6,146,457
4,007	Voya Financial, Inc.	287,342
1,074	Walker & Dunlop, Inc.	84,943
728	Waterstone Financial, Inc.	10,549
6,143	Western Union Co. (The)	72,057

Shares		Value
Common Stocks, continued
Financial Services, continued
446	WEX, Inc.*	$81,203
		28,409,416

Food Products (1.3%):
8,622	Archer-Daniels-Midland Co.	651,478
2,035	B&G Foods, Inc.^	28,327
4,414	Bunge, Ltd.	416,461
270	Calavo Growers, Inc.	7,835
2,277	Cal-Maine Foods, Inc.	102,465
8,996	Campbell Soup Co.	411,207
12,177	Conagra Brands, Inc.	410,608
7,567	Darling Ingredients, Inc.*	482,699
1,004	Farmer Brothers Co.*	2,781
9,807	Flowers Foods, Inc.	243,998
2,403	Fresh Del Monte Produce, Inc.	61,781
1,992	Freshpet, Inc.*	131,094
9,484	General Mills, Inc.	727,423
5,693	Hain Celestial Group, Inc. (The)*	71,219
3,050	Hershey Co. (The)	761,585
10,169	Hormel Foods Corp.	408,997
7,722	Hostess Brands, Inc.*	195,521
1,283	Ingredion, Inc.	135,934
566	J & J Snack Foods Corp.	89,632
2,460	JM Smucker Co. (The)	363,268
300	John B Sanfilippo & Son, Inc.	35,181
9,130	Kellogg Co.	615,362
11,485	Kraft Heinz Co. (The)	407,718
3,960	Lamb Weston Holdings, Inc.	455,202
452	Lancaster Colony Corp.	90,893
778	McCormick & Co., Inc.	67,375
4,172	McCormick & Co., Inc.	363,924
3,145	Mission Produce, Inc.*	38,117
15,451	Mondelez International, Inc., Class A	1,126,996
6,653	Pilgrim’s Pride Corp.*	142,973
2,182	Post Holdings, Inc.*	189,070
20	Seaboard Corp.	71,214
266	Seneca Foods Corp., Class A*	8,693
3,330	Simply Good Foods Co. (The)*	121,845
1,400	Sovos Brands, Inc.*	27,384
1,072	Tootsie Roll Industries, Inc.	37,960
1,935	TreeHouse Foods, Inc.*	97,485
7,424	Tyson Foods, Inc., Class A	378,921
1,200	Utz Brands, Inc.	19,632
1,400	Vital Farms, Inc.*	16,786
		10,017,044

Gas Utilities (0.2%):
2,798	Atmos Energy Corp.	325,519
785	Chesapeake Utilities Corp.	93,415
3,975	National Fuel Gas Co.	204,156
4,288	New Jersey Resources Corp.	202,393
1,716	Northwest Natural Holding Co.	73,874
2,486	ONE Gas, Inc.	190,950
232	RGC Resources, Inc.	4,647
944	Southwest Gas Holdings, Inc.	60,086
2,276	Spire, Inc.	144,389
7,935	UGI Corp.	214,007
		1,513,436

Ground Transportation (1.2%):
957	ArcBest Corp.	94,552

See accompanying notes to the financial statements.

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Ground Transportation, continued
678	Avis Budget Group, Inc.*	$155,038
419	Covenant Logistics Group, Inc.	18,365
38,430	CSX Corp.	1,310,463
1,925	Heartland Express, Inc.	31,589
19,110	Hertz Global Holdings, Inc.*	351,433
4,049	JB Hunt Transport Services, Inc.	732,990
8,217	Knight-Swift Transportation Holdings, Inc.	456,536
1,791	Landstar System, Inc.	344,839
4,222	Marten Transport, Ltd.	90,773
1,515	Norfolk Southern Corp.	343,541
2,809	Old Dominion Freight Line, Inc.	1,038,628
1,600	PAM Transportation Services, Inc.	42,832
6,783	RXO, Inc.*	153,771
1,902	Ryder System, Inc.	161,271
576	Saia, Inc.*	197,228
3,510	Schneider National, Inc., Class B	100,807
12,212	Uber Technologies, Inc.*	527,192
1,170	U-Haul Holding Co.	64,724
4,494	U-Haul Holding Co.	227,711
12,451	Union Pacific Corp.	2,547,724
586	Universal Logistics Holdings, Inc.	16,883
3,327	Werner Enterprises, Inc.	146,987
2,834	XPO, Inc.*	167,206
1,829	Yellow Corp.*	1,260
		9,324,343

Health Care Equipment & Supplies (2.1%):
17,862	Abbott Laboratories	1,947,315
2,269	Accuray, Inc.*	8,781
1,611	Align Technology, Inc.*	569,714
912	AngioDynamics, Inc.*	9,512
1,619	Artivion, Inc.*	27,831
1,507	AtriCure, Inc.*	74,386
36	Atrion Corp.	20,365
2,829	Avanos Medical, Inc.*	72,309
744	Axonics, Inc.*	37,550
10,445	Baxter International, Inc.	475,874
3,200	Becton Dickinson & Co.	844,832
16,649	Boston Scientific Corp.*	900,544
1,265	CONMED Corp.	171,901
658	Cooper Cos., Inc. (The)	252,297
7,906	DENTSPLY SIRONA, Inc.	316,398
3,015	Dexcom, Inc.*	387,458
6,068	Edwards Lifesciences Corp.*	572,394
994	Embecta Corp.	21,470
1,499	Enovis Corp.*	96,116
7,392	Envista Holdings Corp.*	250,145
8,476	Figs, Inc., Class A*	70,097
1,964	GE HealthCare Technologies, Inc.	159,555
1,546	Glaukos Corp.*	110,091
3,457	Globus Medical, Inc.*	205,830
1,142	Haemonetics Corp.*	97,230
5,975	Hologic, Inc.*	483,796
1,516	IDEXX Laboratories, Inc.*	761,381
516	Inari Medical, Inc.*	30,000
433	Inogen, Inc.*	5,001
439	Inspire Medical Systems, Inc.*	142,517
692	Insulet Corp.*	199,531
1,895	Integer Holdings Corp.*	167,916
3,384	Integra LifeSciences Holdings Corp.*	139,184

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,726	Intuitive Surgical, Inc.*	$932,128
2,363	Lantheus Holdings, Inc.*	198,303
809	LeMaitre Vascular, Inc.	54,430
725	LENSAR, Inc.*	3,081
3,507	LivaNova plc*	180,365
692	Masimo Corp.*	113,869
14,589	Medtronic plc	1,285,291
2,177	Merit Medical Systems, Inc.*	182,084
125	Mesa Laboratories, Inc.	16,062
600	Nevro Corp.*	15,252
1,600	Novocure, Ltd.*	66,400
1,066	NuVasive, Inc.*	44,335
1,974	Omnicell, Inc.*	145,425
2,205	OraSure Technologies, Inc.*	11,047
825	Orthofix Medical, Inc.*	14,899
929	Penumbra, Inc.*	319,632
2,221	ResMed, Inc.	485,289
775	Shockwave Medical, Inc.*	221,193
1,569	STAAR Surgical Co.*	82,482
1,882	STERIS plc	423,412
3,660	Stryker Corp.	1,116,629
1,018	Teleflex, Inc.	246,387
193	UFP Technologies, Inc.*	37,413
227	Utah Medical Products, Inc.	21,156
1,100	Varex Imaging Corp.*	25,927
4,381	Zimmer Biomet Holdings, Inc.	637,874
217	Zimvie, Inc.*	2,437
		16,512,123

Health Care Providers & Services (2.8%):
3,584	Acadia Healthcare Co., Inc.*	285,430
1,600	Accolade, Inc.*	21,552
643	Addus HomeCare Corp.*	59,606
2,527	Agiliti, Inc.*	41,695
5,599	agilon health, Inc.*	97,087
1,363	Amedisys, Inc.*	124,633
3,574	AmerisourceBergen Corp.	687,745
2,838	AMN Healthcare Services, Inc.*	309,683
1,245	Apollo Medical Holdings, Inc.*	39,342
9,264	Brookdale Senior Living, Inc.*	39,094
5,243	Cardinal Health, Inc.	495,831
431	Castle Biosciences, Inc.*	5,913
12,101	Centene Corp.*	816,212
322	Chemed Corp.	174,418
6,354	Cigna Group (The)	1,782,932
5,028	Community Health Systems, Inc.*	22,123
603	CorVel Corp.*	116,680
1,732	Cross Country Healthcare, Inc.*	48,635
24,586	CVS Health Corp.	1,699,630
2,342	DaVita, Inc.*	235,301
3,529	Elevance Health, Inc.	1,567,899
4,542	Encompass Health Corp.	307,539
1,271	Enhabit, Inc.*	14,616
1,449	Ensign Group, Inc. (The)	138,322
790	Fulgent Genetics, Inc.*	29,254
2,919	HCA Healthcare, Inc.	885,858
3,759	HealthEquity, Inc.*	237,343
3,487	Henry Schein, Inc.*	282,796
1,896	Humana, Inc.	847,758
1,529	InfuSystem Holdings, Inc.*	14,724

See accompanying notes to the financial statements.

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,171	Laboratory Corp. of America Holdings	$523,927
1,864	McKesson Corp.	796,506
864	ModivCare, Inc.*	39,061
1,451	Molina Healthcare, Inc.*	437,099
575	National Healthcare Corp.	35,547
819	National Research Corp.	35,635
4,300	NeoGenomics, Inc.*	69,101
128	OmniAb Operations, Inc.*(a)	—
128	OmniAb Operations, Inc.*(a)	—
10,235	OPKO Health, Inc.*	22,210
6,542	Option Care Health, Inc.*	212,550
5,824	Owens & Minor, Inc.*	110,889
4,988	Patterson Cos., Inc.	165,901
5,162	Pediatrix Medical Group, Inc.*	73,352
792	Pennant Group, Inc. (The)*	9,726
629	PetIQ, Inc.*	9,542
5,181	Premier, Inc., Class A	143,306
1,933	Privia Health Group, Inc.*	50,471
861	Progyny, Inc.*	33,872
2,923	Quest Diagnostics, Inc.	410,857
2,720	RadNet, Inc.*	88,726
5,624	Select Medical Holdings Corp.	179,181
585	Surgery Partners, Inc.*	26,319
5,594	Tenet Healthcare Corp.*	455,240
14,086	UnitedHealth Group, Inc.	6,770,295
2,937	Universal Health Services, Inc., Class B	463,370
542	US Physical Therapy, Inc.	65,793
		22,658,127

Health Care Technology (0.1%):
8,941	American Well Corp., Class A*	18,776
2,856	Certara, Inc.*	52,008
339	Computer Programs and Systems, Inc.*	8,370
3,003	Definitive Healthcare Corp.*	33,033
3,607	Doximity, Inc., Class A*	122,710
1,873	Evolent Health, Inc., Class A*	56,752
3,097	GoodRx Holdings, Inc., Class A*	17,095
1,056	Health Catalyst, Inc.*	13,200
1,357	HealthStream, Inc.	33,328
1,430	NextGen Healthcare, Inc.*	23,195
3,015	Schrodinger, Inc.*	150,509
394	Simulations Plus, Inc.	17,072
5,070	Teladoc Health, Inc.*	128,372
1,211	Veeva Systems, Inc., Class A*	239,451
4,097	Veradigm, Inc.*	51,622
		965,493

Hotels, Restaurants & Leisure (2.3%):
4,816	Airbnb, Inc., Class A*	617,219
11,332	Aramark	487,843
6	Biglari Holdings, Inc., Class A*	5,700
67	Biglari Holdings, Inc., Class B*	13,208
2,189	BJ’s Restaurants, Inc.*	69,610
4,525	Bloomin’ Brands, Inc.	121,677
308	Booking Holdings, Inc.*	831,702
1,059	Boyd Gaming Corp.	73,463
2,407	Brinker International, Inc.*	88,096
9,517	Caesars Entertainment, Inc.*	485,081
29,405	Carnival Corp., Class A*	553,696
2,943	Carrols Restaurant Group, Inc.*	14,833
2,527	Cheesecake Factory, Inc. (The)	87,384

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
433	Chipotle Mexican Grill, Inc.*	$926,187
1,340	Choice Hotels International, Inc.	157,477
2,252	Churchill Downs, Inc.	313,411
429	Chuy’s Holdings, Inc.*	17,512
1,219	Cracker Barrel Old Country Store, Inc.	113,586
3,109	Darden Restaurants, Inc.	519,452
1,810	Dave & Buster’s Entertainment, Inc.*	80,654
1,239	Denny’s Corp.*	15,264
362	Dine Brands Global, Inc.	21,007
681	Domino’s Pizza, Inc.	229,490
8,071	DoorDash, Inc., Class A*	616,786
13,674	DraftKings, Inc.*	363,318
1,288	El Pollo Loco Holdings, Inc.	11,296
2,986	Expedia Group, Inc.*	326,638
1,277	Fiesta Restaurant Group, Inc.*	10,139
6,175	Hilton Grand Vacations, Inc.*	280,592
4,687	Hilton Worldwide Holdings, Inc.	682,193
1,098	Hyatt Hotels Corp., Class A	125,809
323	Jack in the Box, Inc.	31,502
3,372	Krispy Kreme, Inc.	49,670
3,081	Las Vegas Sands Corp.*	178,698
3,371	Life Time Group Holdings, Inc.*	66,308
1,893	Light & Wonder, Inc., Class A*	130,163
3,405	Marriott International, Inc., Class A	625,464
1,994	Marriott Vacations Worldwide Corp.	244,704
9,811	McDonald’s Corp.	2,927,700
1,328	MGM Resorts International	58,326
341	Nathans Famous, Inc.	26,782
2,319	Norwegian Cruise Line Holdings, Ltd.*	50,485
1,497	Papa John’s International, Inc.	110,523
2,176	Penn Entertainment, Inc.*	52,289
3,216	Planet Fitness, Inc., Class A*	216,887
9,227	Playa Hotels & Resorts NV*	75,108
763	Potbelly Corp.*	6,699
878	Red Robin Gourmet Burgers, Inc.*	12,143
4,589	Royal Caribbean Cruises, Ltd.*	476,063
2,758	SeaWorld Entertainment, Inc.*	154,476
1,202	Shake Shack, Inc., Class A*	93,419
3,662	Six Flags Entertainment Corp.*	95,139
16,037	Starbucks Corp.	1,588,625
7,074	Sweetgreen, Inc., Class A*	90,689
3,050	Texas Roadhouse, Inc.	342,454
3,133	Travel + Leisure Co.	126,385
1,836	Vail Resorts, Inc.	462,231
10,823	Wendy’s Co. (The)	235,400
1,048	Wingstop, Inc.	209,768
4,707	Wyndham Hotels & Resorts, Inc.	322,759
1,374	Wynn Resorts, Ltd.	145,108
5,011	Yum! Brands, Inc.	694,274
		18,160,564

Household Durables (0.9%):
906	Beazer Homes U.S.A., Inc.*	25,631
283	Cavco Industries, Inc.*	83,485
1,809	Century Communities, Inc.	138,606
7,384	DR Horton, Inc.	898,559
1,530	Ethan Allen Interiors, Inc.	43,268
431	Flexsteel Industries, Inc.	8,495
3,356	Garmin, Ltd.	349,997
2,761	GoPro, Inc., Class A*	11,431

See accompanying notes to the financial statements.

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
1,329	Green Brick Partners, Inc.*	$75,487
1,366	Helen of Troy, Ltd.*	147,555
500	Hooker Furnishings Corp.	9,330
1,698	Installed Building Products, Inc.	237,992
596	iRobot Corp.*	26,969
2,155	KB Home	111,435
2,550	La-Z-Boy, Inc.	73,032
7,316	Leggett & Platt, Inc.	216,700
3,171	Lennar Corp., Class A	397,358
119	Lennar Corp., Class B	13,445
1,327	LGI Homes, Inc.*	178,999
1,017	Lifetime Brands, Inc.	5,746
1,420	M/I Homes, Inc.*	123,810
4,042	MDC Holdings, Inc.	189,044
1,004	Meritage Homes Corp.	142,839
2,874	Mohawk Industries, Inc.*	296,482
10,746	Newell Brands, Inc.	93,490
102	NVR, Inc.*	647,763
9,930	PulteGroup, Inc.	771,362
7,911	Purple Innovation, Inc.^	21,993
2,434	Skyline Champion Corp.*	159,305
2,407	Sonos, Inc.*	39,306
5,909	Taylor Morrison Home Corp., Class A*	288,182
7,251	Tempur Sealy International, Inc.	290,548
2,183	Toll Brothers, Inc.	172,610
1,110	TopBuild Corp.*	295,282
5,751	Tri Pointe Homes, Inc.*	188,978
320	Universal Electronics, Inc.*	3,078
3,376	Vizio Holding Corp., Class A*	22,788
1,621	VOXX International Corp.*	20,230
2,400	Whirlpool Corp.	357,096
		7,177,706

Household Products (1.1%):
1,863	Central Garden & Pet Co., Class A*	67,925
4,613	Church & Dwight Co., Inc.	462,361
1,597	Clorox Co. (The)	253,987
11,404	Colgate-Palmolive Co.	878,564
2,606	Energizer Holdings, Inc.	87,509
6,635	Kimberly-Clark Corp.	916,028
333	Oil-Dri Corp. of America	19,644
39,631	Procter & Gamble Co. (The)	6,013,608
4,384	Reynolds Consumer Products, Inc.	123,848
2,338	Spectrum Brands Holdings, Inc.	182,481
626	WD-40 Co.	118,095
		9,124,050

Independent Power and Renewable Electricity Producers (0.2%):
12,230	AES Corp. (The)	253,528
4,506	Atlantica Sustainable Infrastructure plc	105,621
3,258	Brookfield Renewable Corp., Class A^	102,692
1,323	Clearway Energy, Inc., Class A	35,721
3,836	Clearway Energy, Inc., Class C	109,556
1,138	Ormat Technologies, Inc.	91,563
6,557	Sunnova Energy International, Inc.*^	120,059
18,390	Vistra Corp.	482,738
		1,301,478

Industrial Conglomerates (0.5%):
14,142	3M Co.	1,415,473

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
5,892	General Electric Co.	$647,236
10,620	Honeywell International, Inc.	2,203,650
		4,266,359

Insurance (2.8%):
9,236	Aflac, Inc.	644,673
6,515	Allstate Corp. (The)	710,396
2,897	Ambac Financial Group, Inc.*	41,253
5,969	American Equity Investment Life Holding Co.	311,045
2,248	American Financial Group, Inc.	266,950
15,882	American International Group, Inc.	913,850
745	AMERISAFE, Inc.	39,723
2,927	Aon plc, Class A	1,010,400
8,245	Arch Capital Group, Ltd.*	617,138
560	Argo Group International Holdings, Ltd.	16,582
2,399	Arthur J. Gallagher & Co.	526,748
1,480	Assurant, Inc.	186,066
1,625	Assured Guaranty, Ltd.	90,675
4,771	Axis Capital Holdings, Ltd.	256,823
3,813	Brighthouse Financial, Inc.*	180,546
7,178	Brown & Brown, Inc.	494,134
3,450	BRP Group, Inc., Class A*	85,491
6,106	Chubb, Ltd.	1,175,771
4,158	Cincinnati Financial Corp.	404,657
2,176	Citizens, Inc.*	5,244
1,799	CNA Financial Corp.	69,477
895	Crawford & Co., Class A	9,926
2,354	Crawford & Co., Class B	22,104
1,631	Donegal Group, Inc., Class A	23,535
800	eHealth, Inc.*	6,432
1,977	Employers Holdings, Inc.	73,960
447	Enstar Group, Ltd.*	109,175
398	Erie Indemnity Co., Class A	83,584
621	Everest Re Group, Ltd.	212,295
419	F&G Annuities & Life, Inc.	10,383
13,708	Fidelity National Financial, Inc.	493,488
4,811	First American Financial Corp.	274,323
27,784	Genworth Financial, Inc., Class A*	138,920
4,859	Globe Life, Inc.	532,644
318	Goosehead Insurance, Inc.*	19,999
2,383	Greenlight Capital Re, Ltd., Class A*	25,105
146	Hallmark Financial Services, Inc.*	818
769	Hanover Insurance Group, Inc. (The)	86,920
13,797	Hartford Financial Services Group, Inc. (The)	993,660
397	HCI Group, Inc.	24,527
387	Heritage Insurance Holdings, Inc.*	1,490
1,991	Horace Mann Educators Corp.	59,053
153	Investors Title Co.	22,338
1,185	James River Group Holdings, Ltd.	21,638
3,603	Kemper Corp.	173,881
381	Kinsale Capital Group, Inc.	142,570
2,749	Lincoln National Corp.	70,814
6,215	Loews Corp.	369,047
5,556	Maiden Holdings, Ltd.*	11,668
182	Markel Group, Inc.*	251,739
8,504	Marsh & McLennan Cos., Inc.	1,599,432
2,590	Mercury General Corp.	78,399
7,939	MetLife, Inc.	448,792
162	National Western Life Group, Inc., Class A	67,321
13,472	Old Republic International Corp.	339,090

See accompanying notes to the financial statements.

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
5,300	Oscar Health, Inc., Class A*	$42,718
400	Palomar Holdings, Inc.*	23,216
1,239	Primerica, Inc.	245,025
7,143	Principal Financial Group, Inc.	541,725
3,052	ProAssurance Corp.	46,055
5,935	Progressive Corp. (The)	785,616
10,179	Prudential Financial, Inc.	897,991
2,679	Reinsurance Group of America, Inc.	371,550
1,983	RenaissanceRe Holdings, Ltd.	369,869
2,352	RLI Corp.	320,977
825	Safety Insurance Group, Inc.	59,169
1,725	Selective Insurance Group, Inc.	165,514
5,145	SiriusPoint, Ltd.*	46,459
1,878	Stewart Information Services Corp.	77,261
1,767	Tiptree, Inc., Class A	26,523
8,887	Travelers Cos., Inc. (The)	1,543,316
1,346	Trupanion, Inc.*	26,489
728	United Fire Group, Inc.	16,496
1,869	Universal Insurance Holdings, Inc.	28,839
8,945	Unum Group	426,676
6,930	W R Berkley Corp.	412,751
145	White Mountains Insurance Group, Ltd.	201,392
2,165	Willis Towers Watson plc	509,857
		22,032,196

Interactive Media & Services (3.5%):
59,461	Alphabet, Inc., Class A*	7,117,482
52,911	Alphabet, Inc., Class C*	6,400,644
5,394	Bumble, Inc., Class A*	90,511
5,023	Cargurus, Inc.*	113,671
1,955	Cars.com, Inc.*	38,748
2,881	DHI Group, Inc.*	11,034
4,788	Match Group, Inc.*	200,378
44,646	Meta Platforms, Inc., Class A*	12,812,509
8,734	Pinterest, Inc., Class A*	238,788
1,563	QuinStreet, Inc.*	13,801
764	Shutterstock, Inc.	37,184
23,897	Snap, Inc., Class A*	282,940
1,344	Travelzoo*	10,604
5,311	TripAdvisor, Inc.*	87,578
2,857	TrueCar, Inc.*	6,457
4,440	Vimeo, Inc.*	18,293
2,324	Yelp, Inc.*	84,617
664	Zedge, Inc., Class B*	1,487
1,918	Ziff Davis, Inc.*	134,375
17,984	ZoomInfo Technologies, Inc.*	456,614
		28,157,715

IT Services (1.4%):
11,932	Accenture plc, Class A	3,681,977
4,112	Akamai Technologies, Inc.*	369,546
3,162	Amdocs, Ltd.	312,564
2,466	Cloudflare, Inc., Class A*	161,202
12,333	Cognizant Technology Solutions Corp., Class A	805,098
3,181	DigitalOcean Holdings, Inc.*^	127,685
11,221	DXC Technology Co.*	299,825
2,160	Edgio, Inc.*	1,456
1,215	EPAM Systems, Inc.*	273,071
4,318	Fastly, Inc., Class A*	68,095
1,645	Gartner, Inc.*	576,260
585	Globant SA*	105,136

Shares		Value
Common Stocks, continued
IT Services, continued
3,303	GoDaddy, Inc., Class A*	$248,154
2,548	Grid Dynamics Holdings, Inc.*	23,569
1,357	Hackett Group, Inc. (The)	30,329
17,433	International Business Machines Corp.	2,332,710
12,162	Kyndryl Holdings, Inc.*	161,511
603	MongoDB, Inc.*	247,827
2,093	Okta, Inc.*	145,150
1,698	Perficient, Inc.*	141,494
840	PFSweb, Inc.	3,797
1,687	Snowflake, Inc., Class A*	296,878
3,770	Squarespace, Inc., Class A*	118,906
4,711	Twilio, Inc., Class A*	299,714
2,221	Unisys Corp.*	8,840
2,060	VeriSign, Inc.*	465,498
		11,306,292

Leisure Products (0.3%):
2,948	Acushnet Holdings Corp.	161,197
895	American Outdoor Brands, Inc.*	7,769
2,517	Brunswick Corp.	218,073
2,100	Clarus Corp.	19,194
658	Escalade, Inc.	8,784
6,166	Hasbro, Inc.	399,372
303	Johnson Outdoors, Inc., Class A	18,619
931	Malibu Boats, Inc., Class A*	54,613
662	Marine Products Corp.	11,161
451	MasterCraft Boat Holdings, Inc.*	13,823
17,635	Mattel, Inc.*	344,588
995	Nautilus Group, Inc.*	1,214
3,453	Polaris, Inc.	417,571
1,410	Smith & Wesson Brands, Inc.	18,386
6,367	Topgolf Callaway Brands Corp.*	126,385
3,865	Vista Outdoor, Inc.*	106,945
3,466	YETI Holdings, Inc.*	134,619
		2,062,313

Life Sciences Tools & Services (1.3%):
237	10X Genomics, Inc., Class A*	13,234
6,251	Adaptive Biotechnologies Corp.*	41,944
4,401	Agilent Technologies, Inc.	529,220
17,709	Avantor, Inc.*	363,743
599	Azenta, Inc.*	27,961
1,634	BioLife Solutions, Inc.*	36,111
456	Bio-Rad Laboratories, Inc., Class A*	172,879
3,308	Bio-Techne Corp.	270,032
4,004	Bruker Corp.	295,976
2,220	Charles River Laboratories International, Inc.*	466,755
2,030	CryoPort, Inc.*	35,018
10,492	Danaher Corp.	2,518,080
1,979	Harvard Bioscience, Inc.*	10,865
55	Illumina, Inc.*	10,312
3,748	IQVIA Holdings, Inc.*	842,438
4,035	Maravai LifeSciences Holdings, Inc., Class A*	50,155
1,032	Medpace Holdings, Inc.*	247,856
438	Mettler-Toledo International, Inc.*	574,498
1,666	OmniAb, Inc.*	8,380
10,633	Pacific Biosciences of California, Inc.*	141,419
453	Quanterix Corp.*	10,215
1,140	Repligen Corp.*	161,264
1,101	Revvity, Inc.	130,788
9,819	Sotera Health Co.*	184,990

See accompanying notes to the financial statements.

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,722	Syneos Health, Inc.*	$198,985
4,279	Thermo Fisher Scientific, Inc.	2,232,568
1,579	Waters Corp.*	420,867
1,121	West Pharmaceutical Services, Inc.	428,749
		10,425,302

Machinery (2.6%):
7,267	3D Systems Corp.*	72,161
4,421	AGCO Corp.	581,008
228	Alamo Group, Inc.	41,931
1,371	Albany International Corp., Class A	127,887
5,503	Allison Transmission Holdings, Inc.	310,699
1,618	Astec Industries, Inc.	73,522
2,323	Barnes Group, Inc.	98,007
837	Blue Bird Corp.*	18,816
9,372	Caterpillar, Inc.	2,305,981
1,902	Chart Industries, Inc.*	303,921
468	CIRCOR International, Inc.*	26,419
1,531	Columbus McKinnon Corp.	62,235
707	Commercial Vehicle Group, Inc.*^	7,848
1,637	Crane Co.	145,889
1,637	Crane NXT Co.	92,392
3,715	Cummins, Inc.	910,769
5,149	Deere & Co.	2,086,323
6,273	Donaldson Co., Inc.	392,125
471	Douglas Dynamics, Inc.	14,073
4,194	Dover Corp.	619,244
475	Energy Recovery, Inc.*	13,276
1,250	Enerpac Tool Group Corp.	33,750
453	EnPro Industries, Inc.	60,489
2,189	Esab Corp.	145,656
372	ESCO Technologies, Inc.	38,550
2,677	Federal Signal Corp.	171,408
4,041	Flowserve Corp.	150,123
7,256	Fortive Corp.	542,531
1,334	Franklin Electric Co., Inc.	137,269
10,083	Gates Industrial Corp. plc*	135,919
889	Gencor Industries, Inc.*	13,851
606	Gorman-Rupp Co. (The)	17,471
3,686	Graco, Inc.	318,286
2,100	Greenbrier Cos., Inc. (The)	90,510
650	Helios Technologies, Inc.	42,958
2,088	Hillenbrand, Inc.	107,073
490	Hurco Cos., Inc.	10,608
896	Hyster-Yale Materials Handling, Inc., Class A	50,033
1,133	IDEX Corp.	243,890
5,499	Illinois Tool Works, Inc.	1,375,630
8,625	Ingersoll Rand, Inc.	563,730
3,908	ITT, Inc.	364,265
757	John Bean Technologies Corp.	91,824
528	Kadant, Inc.	117,269
4,685	Kennametal, Inc.	133,007
787	L.B. Foster Co., Class A*	11,238
2,617	Lincoln Electric Holdings, Inc.	519,815
221	Lindsay Corp.	26,374
1,300	Luxfer Holdings plc	18,499
1,213	Manitex International, Inc.*	6,502
2,529	Manitowoc Co., Inc. (The)*	47,621
2,534	Middleby Corp. (The)*	374,601
3,769	Mueller Industries, Inc.	328,958

Shares		Value
Common Stocks, continued
Machinery, continued
8,698	Mueller Water Products, Inc., Class A	$141,169
1,258	NN, Inc.*	3,007
1,023	Nordson Corp.	253,888
158	Omega Flex, Inc.	16,397
1,463	Oshkosh Corp.	126,681
7,978	Otis Worldwide Corp.	710,122
8,160	PACCAR, Inc.	682,584
1,747	Parker-Hannifin Corp.	681,400
1,058	Park-Ohio Holdings Corp.	20,102
7,775	Pentair PLC	502,265
1,666	Proto Labs, Inc.*	58,243
440	RBC Bearings, Inc.*	95,687
3,787	REV Group, Inc.	50,216
612	Shyft Group, Inc. (The)	13,501
745	Snap-on, Inc.	214,702
1,832	SPX Technologies, Inc.*	155,665
340	Standex International Corp.	48,100
4,046	Stanley Black & Decker, Inc.	379,151
537	Tennant Co.	43,556
3,718	Terex Corp.	222,448
2,371	Timken Co. (The)	217,018
3,046	Titan International, Inc.*	34,968
2,821	Toro Co. (The)	286,755
4,719	Trinity Industries, Inc.	121,325
1,510	Wabash National Corp.	38,716
615	Watts Water Technologies, Inc., Class A	112,994
4,390	Westinghouse Air Brake Technologies Corp.	481,451
4,769	Xylem, Inc.	537,085
		20,843,430

Marine Transportation (0.1%):
3,979	Costamare, Inc.	38,477
1,219	Eagle Bulk Shipping, Inc.^	58,561
147	Eneti, Inc.	1,780
1,300	Genco Shipping & Trading, Ltd.	18,239
2,793	Kirby Corp.*	214,921
2,141	Matson, Inc.	166,420
		498,398

Media (1.4%):
17,563	Altice U.S.A., Inc., Class A*	53,040
1,413	AMC Networks, Inc., Class A*	16,885
1,200	Boston Omaha Corp., Class A*	22,584
383	Cable One, Inc.	251,662
2,971	Charter Communications, Inc., Class A*	1,091,456
99,240	Comcast Corp., Class A	4,123,422
2,952	comScore, Inc.*	2,391
367	DallasNews Corp.	1,428
12,719	DISH Network Corp., Class A*	83,818
2,931	E.W. Scripps Co. (The), Class A*	26,819
4,792	Entravision Communications Corp., Class A	21,037
7,444	Fox Corp., Class A	253,096
5,999	Fox Corp., Class B	191,308
7,573	Gannett Co, Inc.*	17,039
7,897	Gray Television, Inc.	62,228
5,411	iHeartMedia, Inc., Class A*	19,696
2,014	Integral Ad Science Holding Corp.*	36,212
14,602	Interpublic Group of Cos., Inc. (The)	563,345
1,162	John Wiley & Sons, Inc., Class A	39,543
334	Liberty Broadband Corp., Class A*	26,630
3,341	Liberty Broadband Corp., Class C*	267,647

See accompanying notes to the financial statements.

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
4,454	Liberty Media Corp-Liberty SiriusXM, Class A*	$146,136
9,922	Liberty Media Corp-Liberty SiriusXM, Class C*	324,747
8,352	Magnite, Inc.*	114,005
131	Marchex, Inc., Class B*	278
5,563	New York Times Co. (The), Class A	219,071
17,358	News Corp., Class A	338,481
8,773	News Corp., Class B	173,004
2,735	Nexstar Media Group, Inc.	455,514
7,908	Omnicom Group, Inc.	752,446
445	Paramount Global, Class A^	8,259
16,169	Paramount Global, Class B	257,249
1,526	Quotient Technology, Inc.*	5,860
1,353	Scholastic Corp.	52,618
1,768	Sinclair, Inc.^	24,434
26,359	Sirius XM Holdings, Inc.^	119,406
7,339	Stagwell, Inc.*	52,914
1,890	TechTarget, Inc.*	58,836
7,839	TEGNA, Inc.	127,305
1,103	Thryv Holdings, Inc.*	27,134
4,500	Trade Desk, Inc. (The), Class A*	347,490
5,104	WideOpenWest, Inc.*	43,078
		10,819,551

Metals & Mining (1.0%):
8,157	Alcoa Corp.	276,767
895	Alpha Metallurgical Resources, Inc.	147,102
799	Ampco-Pittsburgh Corp.*	2,541
3,002	Arconic Corp.*	88,799
759	Ascent Industries Co.*	6,899
5,393	ATI, Inc.*	238,532
1,638	Carpenter Technology Corp.	91,941
7,172	Century Aluminum Co.*	62,540
26,114	Cleveland-Cliffs, Inc.*	437,671
18,225	Coeur Mining, Inc.*	51,759
7,303	Commercial Metals Co.	384,576
2,118	Compass Minerals International, Inc.	72,012
13,361	Ferroglobe plc*	63,732
841	Fortitude Gold Corp.	5,282
20,806	Freeport-McMoRan, Inc.	832,240
2,945	Gold Resource Corp.	1,855
943	Haynes International, Inc.	47,923
22,580	Hecla Mining Co.	116,287
151	Kaiser Aluminum Corp.	10,818
1,111	Materion Corp.	126,876
1,230	McEwen Mining, Inc.*	8,844
8,393	MP Materials Corp.*	192,032
20,200	Newmont Corp.	861,732
6,812	Nucor Corp.	1,117,032
700	Olympic Steel, Inc.	34,300
2,230	Reliance Steel & Aluminum Co.	605,646
2,908	Royal Gold, Inc.	333,780
2,617	Ryerson Holding Corp.	113,525
1,365	Schnitzer Steel Industries, Inc., Class A	40,936
1,868	Southern Copper Corp.	134,010
8,979	Steel Dynamics, Inc.	978,082
3,673	SunCoke Energy, Inc.	28,907
2,052	TimkenSteel Corp.*	44,262
1,070	Tredegar Corp.	7,137
13,394	United States Steel Corp.	334,984
548	Universal Stainless & Alloy Products, Inc.*	7,677

Shares		Value
Common Stocks, continued
Metals & Mining, continued
1,489	Warrior Met Coal, Inc.	$57,997
1,732	Worthington Industries, Inc.	120,322
		8,087,357

Multi-Utilities (0.6%):
5,177	Ameren Corp.	422,806
3,250	Avista Corp.	127,627
2,734	Black Hills Corp.	164,751
12,185	CenterPoint Energy, Inc.	355,193
5,446	CMS Energy Corp.	319,952
3,188	Consolidated Edison, Inc.	288,195
12,194	Dominion Energy, Inc.	631,527
4,066	DTE Energy Co.	447,341
8,905	NiSource, Inc.	243,552
2,336	NorthWestern Corp.	132,591
9,431	Public Service Enterprise Group, Inc.	590,475
4,584	Sempra Energy	667,385
305	Unitil Corp.	15,467
5,930	WEC Energy Group, Inc.	523,263
		4,930,125

Oil, Gas & Consumable Fuels (5.8%):
332	Adams Resources & Energy, Inc.	11,670
21,050	Antero Midstream Corp.	244,180
21,868	Antero Resources Corp.*	503,620
4,071	APA Corp.	139,106
1,204	Arch Resources, Inc.	135,763
1,287	Ardmore Shipping Corp.	15,894
5,894	Baytex Energy Corp.*	19,214
6,491	Berry Corp.	44,658
2,994	California Resources Corp.	135,598
4,374	Callon Petroleum Co.*	153,396
600	Centrus Energy Corp., Class A*	19,536
4,619	Cheniere Energy, Inc.	703,751
4,080	Chesapeake Energy Corp.	341,414
42,644	Chevron Corp.	6,710,033
369	Chord Energy Corp.	56,752
1,953	Civitas Resources, Inc.	135,480
7,534	Clean Energy Fuel Corp.*	37,369
9,676	CNX Resources Corp.*	171,459
19,166	Comstock Resources, Inc.^	222,326
32,855	ConocoPhillips	3,404,107
2,466	CONSOL Energy, Inc.	167,219
39,767	Coterra Energy, Inc.	1,006,105
5,103	CVR Energy, Inc.	152,886
4,489	Delek US Holdings, Inc.	107,512
2,740	Denbury, Inc.*	236,352
34,054	Devon Energy Corp.	1,646,170
8,048	DHT Holdings, Inc.	68,649
8,118	Diamondback Energy, Inc.	1,066,381
1,758	Dorian LPG, Ltd.	45,093
4,645	DT Midstream, Inc.	230,253
25,752	Enlink Midstream LLC	272,971
13,837	EOG Resources, Inc.	1,583,506
10,667	EQT Corp.	438,734
7,111	Equitrans Midstream Corp.	67,981
94,225	Exxon Mobil Corp.	10,105,631
3,367	Green Plains, Inc.*	108,552
845	Gulfport Energy Corp.*	88,784
5,208	Hess Corp.	708,028
11,760	HF Sinclair Corp.	524,614

See accompanying notes to the financial statements.

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,789	International Seaways, Inc.	$106,651
37,129	Kinder Morgan, Inc.	639,361
31,582	Kosmos Energy, Ltd.*	189,176
13,199	Magnolia Oil & Gas Corp., Class A	275,859
13,453	Marathon Oil Corp.	309,688
11,905	Marathon Petroleum Corp.	1,388,123
7,124	Matador Resources Co.	372,728
9,770	Murphy Oil Corp.	374,191
4,420	New Fortress Energy, Inc.	118,368
4,784	Nordic American Tankers, Ltd.	17,557
24,587	Occidental Petroleum Corp.	1,445,716
13,425	ONEOK, Inc.	828,591
13,581	Ovintiv, Inc.	517,029
4,750	Par Pacific Holdings, Inc.*	126,398
9,576	PBF Energy, Inc., Class A	392,041
6,563	PDC Energy, Inc.	466,892
10,033	Peabody Energy Corp.	217,315
6,243	Permian Resources Corp.	68,423
10,501	Phillips 66	1,001,585
1,401	PHX Minerals, Inc.	4,371
6,571	Pioneer Natural Resources Co.	1,361,380
6	PrimeEnergy Resources Corp.*	552
17,722	Range Resources Corp.	521,027
1,122	REX American Resources Corp.*	39,057
3,060	Scorpio Tankers, Inc.	144,524
4,935	SFL Corp., Ltd.	46,044
1,508	Sitio Royalties Corp., Class A	39,615
7,642	SM Energy Co.	241,716
42,492	Southwestern Energy Co.*	255,377
3,310	Talos Energy, Inc.*	45,910
2,420	Targa Resources Corp.	184,162
6,407	Teekay Shipping Corp.*	38,698
1,031	Teekay Tankers, Ltd., Class A	39,415
101	Texas Pacific Land Corp.	132,967
10,006	Valero Energy Corp.	1,173,704
609	Vital Energy, Inc.*	27,496
622	Vitesse Energy, Inc.	13,933
9,330	W&T Offshore, Inc.*	36,107
30,118	Williams Cos., Inc. (The)	982,750
3,599	World Kinect Corp.	74,427
		46,089,671

Paper & Forest Products (0.1%):
545	Clearwater Paper Corp.*	17,069
2,520	Glatfelter Corp.	7,610
4,555	Louisiana-Pacific Corp.	341,534
3,875	Mercer International, Inc.	31,271
2,050	Sylvamo Corp.	82,923
		480,407

Passenger Airlines (0.6%):
5,767	Alaska Air Group, Inc.*	306,689
639	Allegiant Travel Co.*	80,693
28,209	American Airlines Group, Inc.*	506,069
1,569	Copa Holdings SA, Class A	173,500
33,557	Delta Air Lines, Inc.*	1,595,300
2,340	Frontier Group Holdings, Inc.*	22,628
1,057	Hawaiian Holdings, Inc.*	11,384
15,406	JetBlue Airways Corp.*	136,497
1,602	SkyWest, Inc.*	65,233
16,338	Southwest Airlines Co.	591,599

Shares		Value
Common Stocks, continued
Passenger Airlines, continued
2,445	Spirit Airlines, Inc.	$41,956
16,149	United Airlines Holdings, Inc.*	886,096
		4,417,644

Personal Care Products (0.3%):
4,436	BellRing Brands, Inc.*	162,358
34,070	Coty, Inc., Class A*	418,720
2,944	Edgewell Personal Care Co.	121,617
1,926	elf Beauty, Inc.*	220,007
3,644	Estee Lauder Cos., Inc. (The), Class A	715,609
2,298	Herbalife, Ltd.*	30,425
1,161	Inter Parfums, Inc.	157,002
654	Medifast, Inc.	60,273
1,236	Natures Sunshine Products, Inc.*	16,871
1,616	Nu Skin Enterprises, Inc., Class A	53,651
340	United-Guardian, Inc.	2,897
645	USANA Health Sciences, Inc.*	40,661
		2,000,091

Pharmaceuticals (3.4%):
2,030	Aclaris Therapeutics, Inc.*	21,051
2,003	Amphastar Pharmaceuticals, Inc.*	115,113
900	ANI Pharmaceuticals, Inc.*	48,447
300	Arvinas, Inc.*	7,446
40,413	Bristol-Myers Squibb Co.	2,584,411
4,717	Catalent, Inc.*	204,529
1,180	Collegium Pharmaceutical, Inc.*	25,358
4,216	Corcept Therapeutics, Inc.*	93,806
1,468	Cumberland Pharmaceuticals, Inc.*	2,158
1,054	Cymabay Therapeutics, Inc.*	11,541
27,444	Elanco Animal Health, Inc.*	276,087
9,543	Eli Lilly & Co.	4,475,476
2,317	Harmony Biosciences Holdings, Inc.*	81,535
3,292	Innoviva, Inc.*	41,907
2,090	Jazz Pharmaceuticals plc*	259,097
40,379	Johnson & Johnson	6,683,532
640	Ligand Pharmaceuticals, Inc.*	46,144
45,676	Merck & Co., Inc.	5,270,554
3,567	Nektar Therapeutics*	2,052
11,020	Organon & Co.	229,326
1,467	Pacira BioSciences, Inc.*	58,783
5,568	Perrigo Co. plc	189,034
112,391	Pfizer, Inc.	4,122,502
793	Phibro Animal Health Corp., Class A	10,864
1,580	Prestige Consumer Healthcare, Inc.*	93,899
8,865	Royalty Pharma plc, Class A	272,510
2,134	SIGA Technologies, Inc.	10,777
3,089	Supernus Pharmaceuticals, Inc.*	92,855
923	Taro Pharmaceutical Industries, Ltd.*	35,009
14,776	Viatris, Inc.	147,465
9,619	Zoetis, Inc.	1,656,488
		27,169,756

Professional Services (1.5%):
11,903	Alight, Inc., Class A*	109,984
1,184	ASGN, Inc.*	89,546
7,099	Automatic Data Processing, Inc.	1,560,289
494	Barrett Business Services, Inc.	43,077
3,527	Booz Allen Hamilton Holding Corp.	393,613
2,863	Broadridge Financial Solutions, Inc.	474,199
469	CACI International, Inc., Class A*	159,854

See accompanying notes to the financial statements.

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
2,664	CBIZ, Inc.*	$141,938
4,685	Ceridian HCM Holding, Inc.*	313,754
2,143	Clarivate plc*	20,423
2,464	Concentrix Corp.	198,968
6,347	Conduent, Inc.*	21,580
6,796	CoStar Group, Inc.*	604,844
456	CRA International, Inc.	46,512
1,011	CSG Systems International, Inc.	53,320
10,835	Dun & Bradstreet Holdings, Inc.	125,361
3,290	Equifax, Inc.	774,137
318	ExlService Holdings, Inc.*	48,037
715	Exponent, Inc.	66,724
5,623	First Advantage Corp.*	86,650
825	Forrester Research, Inc.*	23,999
723	FTI Consulting, Inc.*	137,515
4,350	Genpact, Ltd.	163,430
421	Heidrick & Struggles International, Inc.	11,144
660	Huron Consulting Group, Inc.*	56,041
800	ICF International, Inc.	99,512
614	Insperity, Inc.	73,041
1,539	Jack Henry & Associates, Inc.	257,521
2,800	Jacobs Solutions, Inc.	332,892
5,794	KBR, Inc.	376,958
1,042	Kelly Services, Inc., Class A	18,350
1,395	Kforce, Inc.	87,411
1,797	Korn Ferry	89,023
2,680	Leidos Holdings, Inc.	237,126
1,891	ManpowerGroup, Inc.	150,145
1,840	Maximus, Inc.	155,498
659	Mistras Group, Inc.*	5,087
841	NV5 Global, Inc.*	93,158
5,815	Paychex, Inc.	650,524
1,083	Paycom Software, Inc.	347,903
1,183	Paylocity Holding Corp.*	218,299
2,125	Resources Connection, Inc.	33,384
5,874	Robert Half International, Inc.	441,842
1,300	Science Applications International Corp.	146,224
6,582	SS&C Technologies Holdings, Inc.	398,869
4,915	TransUnion	384,992
2,461	TriNet Group, Inc.*	233,721
1,029	TrueBlue, Inc.*	18,224
2,127	TTEC Holdings, Inc.	71,978
4,143	Verisk Analytics, Inc.	936,442
7,657	Verra Mobility Corp.*	150,996
633	Willdan Group, Inc.*	12,128
		11,746,187

Real Estate Management & Development (0.3%):
3,814	Anywhere Real Estate, Inc.*	25,477
6,977	CBRE Group, Inc., Class A*	563,114
15,717	Cushman & Wakefield plc*	128,565
1,626	Douglas Elliman, Inc.	3,611
1,163	eXp World Holdings, Inc.^	23,586
2,407	Forestar Group, Inc.*	54,278
232	FRP Holdings, Inc.*	13,356
1,569	Howard Hughes Corp. (The)*	123,825
1,776	Jones Lang LaSalle, Inc.*	276,701
7,959	Kennedy-Wilson Holdings, Inc.	129,970
2,533	Marcus & Millichap, Inc.	79,815
10,029	Newmark Group, Inc.	62,380

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
997	Rafael Holdings, Inc., Class B*	$2,084
910	RE/MAX Holdings, Inc., Class A	17,527
357	RMR Group, Inc. (The), Class A	8,272
1,857	St Joe Co. (The)	89,767
1,447	Tejon Ranch Co.*	24,903
1,463	Zillow Group, Inc., Class A*	71,980
7,517	Zillow Group, Inc., Class C*	377,804
		2,077,015

Semiconductors & Semiconductor Equipment (6.0%):
17,619	Advanced Micro Devices, Inc.*	2,006,980
5,662	Allegro MicroSystems, Inc.*	255,583
1,120	Alpha & Omega Semiconductor, Ltd.*	36,736
1,283	Ambarella, Inc.*	107,349
15,177	Amkor Technology, Inc.	451,516
7,449	Analog Devices, Inc.	1,451,140
16,123	Applied Materials, Inc.	2,330,418
1,575	Axcelis Technologies, Inc.*	288,745
1,701	AXT, Inc.*	5,851
7,233	Broadcom, Inc.	6,274,121
437	CEVA, Inc.*	11,165
2,615	Cirrus Logic, Inc.*	211,841
2,261	Cohu, Inc.*	93,967
1,551	Diodes, Inc.*	143,452
3,086	Enphase Energy, Inc.*	516,843
1,826	Entegris, Inc.	202,357
2,177	First Solar, Inc.*	413,826
3,423	FormFactor, Inc.*	117,135
1,314	GSI Technology, Inc.*	7,266
948	Ichor Holdings, Ltd.*	35,550
62,799	Intel Corp.	2,099,999
2,594	KLA Corp.	1,258,142
2,536	Kulicke & Soffa Industries, Inc.	150,765
3,620	Lam Research Corp.	2,327,153
2,460	Lattice Semiconductor Corp.*	236,332
2,876	MACOM Technology Solutions Holdings, Inc.*	188,464
10,736	Marvell Technology, Inc.	641,798
2,503	MaxLinear, Inc., Class A*	78,995
9,820	Microchip Technology, Inc.	879,774
19,324	Micron Technology, Inc.	1,219,538
1,074	MKS Instruments, Inc.	116,099
565	Monolithic Power Systems, Inc.	305,230
150	NVE Corp.	14,616
22,704	NVIDIA Corp.	9,604,246
4,964	NXP Semiconductors NV	1,016,032
16,852	ON Semiconductor Corp.*	1,593,862
2,020	Onto Innovation, Inc.*	235,269
1,438	PDF Solutions, Inc.*	64,854
2,358	Photronics, Inc.*	60,813
2,400	Power Integrations, Inc.	227,208
4,240	Qorvo, Inc.*	432,607
31,305	QUALCOMM, Inc.	3,726,547
3,254	Rambus, Inc.*	208,809
2,303	Semtech Corp.*	58,634
656	Silicon Laboratories, Inc.*	103,478
5,222	Skyworks Solutions, Inc.	578,023
1,050	SMART Global Holdings, Inc.*	30,461
744	SolarEdge Technologies, Inc.*	200,173
834	Synaptics, Inc.*	71,207
4,230	Teradyne, Inc.	470,926

See accompanying notes to the financial statements.

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
22,042	Texas Instruments, Inc.	$3,968,001
1,251	Ultra Clean Holdings, Inc.*	48,114
1,085	Universal Display Corp.	156,381
1,442	Veeco Instruments, Inc.*	37,031
2,493	Wolfspeed, Inc.*	138,586
		47,510,008

Software (7.4%):
2,814	A10 Networks, Inc.	41,056
5,558	ACI Worldwide, Inc.*	128,779
4,656	Adeia, Inc.	51,263
3,583	Adobe, Inc.*	1,752,051
436	Agilysys, Inc.*	29,927
695	Alarm.com Holdings, Inc.*	35,918
583	Altair Engineering, Inc., Class A*	44,215
1,009	American Software, Inc., Class A	10,605
1,210	ANSYS, Inc.*	399,627
591	Aspen Technology, Inc.*	99,058
810	Atlassian Corp., Class A*	135,926
4,132	Autodesk, Inc.*	845,449
2,272	Aware, Inc.*	3,590
5,443	Bentley Systems, Inc., Class B	295,174
2,047	BILL Holdings, Inc.*	239,192
2,534	Black Knight, Inc.*	151,356
2,195	Blackbaud, Inc.*	156,240
6,172	Box, Inc., Class A*	181,333
4,147	Cadence Design Systems, Inc.*	972,554
2,772	Cerence, Inc.*	81,026
1,830	Cognyte Software, Ltd.*	11,145
838	CommVault Systems, Inc.*	60,856
4,325	Confluent, Inc., Class A*	152,716
491	Consensus Cloud Solutions, Inc.*	15,221
1,921	Crowdstrike Holdings, Inc., Class A*	282,137
2,012	Datadog, Inc., Class A*	197,941
4,872	Digital Turbine, Inc.*	45,212
3,037	DocuSign, Inc.*	155,160
2,077	Dolby Laboratories, Inc., Class A	173,803
2,382	DoubleVerify Holdings, Inc.*	92,707
10,270	Dropbox, Inc., Class A*	273,901
3,831	Dynatrace, Inc.*	197,182
2,146	E2open Parent Holdings, Inc.*	12,018
1,380	Ebix, Inc.	34,776
3,059	EngageSmart, Inc.*	58,396
1,707	Envestnet, Inc.*	101,310
429	Everbridge, Inc.*	11,540
237	Fair Isaac Corp.*	191,783
10,912	Fortinet, Inc.*	824,838
5,936	Freshworks, Inc., Class A*	104,355
26,252	Gen Digital, Inc.	486,975
2,480	Guidewire Software, Inc.*	188,678
425	HubSpot, Inc.*	226,138
1,949	Informatica, Inc., Class A*	36,057
1,354	InterDigital, Inc.	130,729
2,540	Intuit, Inc.	1,163,803
3,554	Jamf Holding Corp.*	69,374
3,557	Jfrog, Ltd.*	98,529
3,815	LiveRamp Holdings, Inc.*	108,956
1,888	Manhattan Associates, Inc.*	377,373
9,761	Matterport, Inc.*	30,747
105,354	Microsoft Corp.	35,877,251

Shares		Value
Common Stocks, continued
Software, continued
4,817	N-able, Inc.*	$69,413
9,235	NCR Corp.*	232,722
1,864	Nutanix, Inc., Class A*	52,285
3,994	Olo, Inc., Class A*	25,801
879	OneSpan, Inc.*	13,044
26,522	Oracle Corp.	3,158,505
35,970	Palantir Technologies, Inc., Class A*	551,420
4,049	Palo Alto Networks, Inc.*	1,034,560
5,963	PowerSchool Holdings, Inc.*	114,132
1,540	Procore Technologies, Inc.*	100,208
1,843	Progress Software Corp.	107,078
1,903	PTC, Inc.*	270,797
389	Q2 Holdings, Inc.*	12,020
482	Qualys, Inc.*	62,260
468	Roper Technologies, Inc.	225,014
10,774	Salesforce, Inc.*	2,276,115
1,200	Sapiens International Corp. NV	31,920
975	ServiceNow, Inc.*	547,921
5,655	SolarWinds Corp.*	58,020
3,127	Splunk, Inc.*	331,743
347	SPS Commerce, Inc.*	66,645
2,279	Synchronoss Technologies, Inc.*	2,117
1,635	Synopsys, Inc.*	711,895
3,307	Teradata Corp.*	176,627
627	Tyler Technologies, Inc.*	261,127
1,729	UiPath, Inc., Class A*	28,650
537	Unity Software, Inc.*	23,317
1,022	Verint Systems, Inc.*	35,831
1,088	Vertex, Inc., Class A*	21,216
1,567	VMware, Inc., Class A*	225,162
1,378	Workday, Inc., Class A*	311,276
1,862	Xperi, Inc.*	24,485
2,885	Zoom Video Communications, Inc., Class A*	195,834
1,188	Zscaler, Inc.*	173,804
		58,978,910

Specialty Retail (2.3%):
893	1-800-Flowers.com, Inc., Class A*	6,965
1,093	Aaron’s Co., Inc. (The)	15,455
2,382	Abercrombie & Fitch Co., Class A*	89,754
5,162	Academy Sports & Outdoors, Inc.	279,006
3,501	Advance Auto Parts, Inc.	246,120
10,666	American Eagle Outfitters, Inc.	125,859
200	America’s Car-Mart, Inc.*	19,956
793	Asbury Automotive Group, Inc.*	190,653
2,911	AutoNation, Inc.*	479,180
34	AutoZone, Inc.*	84,774
3,164	Barnes & Noble Education, Inc.*	3,987
6,125	Bath & Body Works, Inc.	229,687
9,257	Best Buy Co., Inc.	758,611
1,657	Big 5 Sporting Goods Corp.^	15,178
969	Boot Barn Holdings, Inc.*	82,065
2,908	Buckle, Inc. (The)	100,617
583	Build-A-Bear Workshop, Inc.	12,488
1,747	Burlington Stores, Inc.*	274,960
2,280	Caleres, Inc.	54,560
3,853	CarMax, Inc.*	322,496
1,987	Cato Corp. (The), Class A	15,956
1,979	Chewy, Inc., Class A*	78,111
7,822	Chico’s FAS, Inc.*	41,848

See accompanying notes to the financial statements.

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
501	Children’s Place, Inc. (The)*	$11,628
566	Citi Trends, Inc.*	9,996
1,572	Conn’s, Inc.*	5,816
3,425	Designer Brands, Inc., Class A^	34,593
3,630	Destination XL Group, Inc.*	17,787
2,689	Dick’s Sporting Goods, Inc.	355,459
1,082	Five Below, Inc.*	212,656
3,631	Floor & Decor Holdings, Inc., Class A*	377,479
5,197	Foot Locker, Inc.	140,891
20,327	Gap, Inc. (The)	181,520
435	Genesco, Inc.*	10,892
630	Group 1 Automotive, Inc.	162,603
2,846	Guess?, Inc.	55,355
583	Haverty Furniture Cos., Inc.	17,618
499	Hibbett, Inc.	18,109
12,590	Home Depot, Inc. (The)	3,910,958
1,642	Lands’ End, Inc.*	12,742
7,985	Leslie’s, Inc.*	74,979
1,881	Lithia Motors, Inc.	572,031
8,000	Lowe’s Cos., Inc.	1,805,600
527	MarineMax, Inc.*	18,002
1,792	Monro, Inc.	72,809
451	Murphy U.S.A., Inc.	140,311
4,509	National Vision Holdings, Inc.*	109,524
2,592	ODP Corp. (The)*	121,357
878	O’Reilly Automotive, Inc.*	838,753
2,891	Penske Automotive Group, Inc.	481,727
11,500	Petco Health & Wellness Co., Inc.*	102,350
588	PetMed Express, Inc.	8,109
1,458	Revolve Group, Inc.*	23,911
58	RH*	19,116
7,784	Ross Stores, Inc.	872,820
6,562	Sally Beauty Holdings, Inc.*	81,041
1,200	Shoe Carnival, Inc.	28,176
3,126	Signet Jewelers, Ltd.	204,003
472	Sleep Number Corp.*	12,876
844	Sonic Automotive, Inc., Class A	40,233
1,606	Sportsman’s Warehouse Holdings, Inc.*	9,154
4,730	Stitch Fix, Inc., Class A*	18,211
854	Tilly’s, Inc., Class A*	5,987
18,326	TJX Cos., Inc. (The)	1,553,862
3,634	Tractor Supply Co.	803,477
1,363	Ulta Beauty, Inc.*	641,421
3,729	Upbound Group, Inc.	116,084
5,247	Urban Outfitters, Inc.*	173,833
2,580	Valvoline, Inc.	96,776
4,115	Victoria’s Secret & Co.*	71,724
2,246	Williams-Sonoma, Inc.	281,064
75	Winmark Corp.	24,935
729	Zumiez, Inc.*	12,145
		18,500,789

Technology Hardware, Storage & Peripherals (5.9%):
220,555	Apple, Inc.	42,781,053
728	AstroNova, Inc.*	10,556
1,682	Avid Technology, Inc.*	42,891
1,091	Corsair Gaming, Inc.*	19,354
5,212	Dell Technologies, Inc., Class C	282,021
31,513	Hewlett Packard Enterprise Co.	529,418
18,499	HP, Inc.	568,104

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
7,086	NetApp, Inc.	$541,371
7,340	Pure Storage, Inc., Class A*	270,259
4,442	Seagate Technology Holdings plc	274,827
3,380	Stratasys, Ltd.*	60,029
2,962	Super Micro Computer, Inc.*	738,279
8,467	Western Digital Corp.*	321,153
8,831	Xerox Holdings Corp.	131,494
		46,570,809

Textiles, Apparel & Luxury Goods (0.9%):
8,154	Capri Holdings, Ltd.*	292,647
2,487	Carter’s, Inc.	180,556
2,680	Columbia Sportswear Co.	207,003
3,185	Crocs, Inc.*	358,121
810	Culp, Inc.*	4,026
806	Deckers Outdoor Corp.*	425,294
1,494	Fossil Group, Inc.*	3,840
2,480	G-III Apparel Group, Ltd.*	47,790
16,912	Hanesbrands, Inc.	76,780
2,195	Kontoor Brands, Inc.	92,410
5,738	Levi Strauss & Co., Class A	82,799
2,208	Lululemon Athletica, Inc.*	835,728
1,088	Movado Group, Inc.	29,191
22,610	NIKE, Inc., Class B	2,495,466
1,020	Oxford Industries, Inc.	100,388
3,529	PVH Corp.	299,859
2,424	Ralph Lauren Corp.	298,879
570	Rocky Brands, Inc.	11,970
6,081	Skechers U.S.A., Inc., Class A*	320,225
4,232	Steven Madden, Ltd.	138,344
700	Superior Group of Cos., Inc.	6,538
15,312	Tapestry, Inc.	655,354
10,508	Under Armour, Inc., Class A*	75,868
12,274	Under Armour, Inc., Class C*	82,359
1,027	Unifi, Inc.*	8,288
802	Vera Bradley, Inc.*	5,125
16,991	VF Corp.	324,358
4,439	Wolverine World Wide, Inc.	65,209
		7,524,415

Tobacco (0.4%):
25,340	Altria Group, Inc.	1,147,902
21,266	Philip Morris International, Inc.	2,075,987
1,286	Universal Corp.	64,223
7,266	Vector Group, Ltd.	93,077
		3,381,189

Trading Companies & Distributors (1.0%):
5,434	Air Lease Corp.	227,413
1,661	Applied Industrial Technologies, Inc.	240,563
4,247	Beacon Roofing Supply, Inc.*	352,416
424	BlueLinx Holdings, Inc.*	39,763
1,071	Boise Cascade Co.	96,765
4,200	Core & Main, Inc., Class A*	131,628
644	DXP Enterprises, Inc.*	23,448
15,443	Fastenal Co.	910,983
1,483	GATX Corp.	190,921
977	Global Industrial Co.	27,131
1,243	GMS, Inc.*	86,016
1,547	H&E Equipment Services, Inc.	70,775
2,005	Herc Holdings, Inc.	274,384

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,780	Hudson Technologies, Inc.*	$26,744
730	McGrath RentCorp	67,510
2,381	MRC Global, Inc.*	23,977
1,669	MSC Industrial Direct Co., Inc.	159,022
6,303	NOW, Inc.*	65,299
2,504	Rush Enterprises, Inc., Class A	152,093
365	Rush Enterprises, Inc., Class B	24,842
1,560	SiteOne Landscape Supply, Inc.*	261,082
2,757	Textainer Group Holdings, Ltd.	108,571
1,803	Titan Machinery, Inc.*	53,188
173	Transcat, Inc.*	14,759
3,921	Triton International, Ltd.	326,462
3,630	United Rentals, Inc.	1,616,693
10,558	Univar Solutions, Inc.*	378,399
947	Veritiv Corp.	118,953
1,345	W.W. Grainger, Inc.	1,060,653
1,000	Watsco, Inc.	381,470
84	Watsco, Inc., Class B	31,749
1,596	WESCO International, Inc.	285,780
		7,829,452

Water Utilities (0.1%):
830	American States Water Co.	72,210
3,637	American Water Works Co., Inc.	519,182
491	Artesian Resources Corp., Class A	23,185
2,255	California Water Service Group	116,426
5,702	Essential Utilities, Inc.	227,567
355	Middlesex Water Co.	28,634
669	Pure Cycle Corp.*	7,359
626	SJW Group	43,889
372	York Water Co. (The)	15,352
		1,053,804

Wireless Telecommunication Services (0.2%):
5,179	Gogo, Inc.*	88,095
1,333	Shenandoah Telecommunications Co.	25,900
1,649	Spok Holdings, Inc.	21,915
7,440	Telephone and Data Systems, Inc.	61,231
8,855	T-Mobile US, Inc.*	1,229,960

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,151	United States Cellular Corp.*^	$20,292
		1,447,393
Total Common Stocks (Cost $602,421,538)		793,228,569

Preferred Stock (0.0%†):
Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 1.40%	28,751

Total Preferred Stock (Cost $28,514)		28,751

Rights (0.0%†):
Energy Equipment & Services (0.0%†):
2,344	Resolute Fst CVR, Expires on 1/1/26*	3,328

Health Care Equipment & Supplies (0.0%†):
278	ABIOMED, Inc. CVR, Expires on 1/2/26*	4,340

Health Care Providers & Services (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	1,011

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	241
Total Rights (Cost $–)		8,920

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
1,773,148	BlackRock Liquidity FedFund, Institutional Class, 3.57%(b)(c)	1,773,148

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,773,148)		1,773,148

Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
1,668,923	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(c)	1,668,923

Total Unaffiliated Investment Company (Cost $1,668,923)		1,668,923

Total Investment Securities (Cost $605,892,123) — 100.1%		796,708,311
Net other assets (liabilities) — (0.1)%		(1,000,616)

Net Assets — 100.0%		$795,707,695

Percentages indicated are based on net assets as of June 30, 2023.

CVR	- Contingency Valued Rights

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,751,232.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using significant unobservable inputs as of June 30, 2023.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.
(c)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—“ are either $0 or round to less than $1.

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$605,892,123

Investment securities, at value(a)	$796,708,311
Interest and dividends receivable	505,172
Receivable for investments sold	1,690,317
Reclaims receivable	5,980
Prepaid expenses	5

Total Assets	798,909,785

Liabilities:
Cash overdraft	7,796
Payable for investments purchased	345,641
Payable for capital shares redeemed	588,172
Payable for collateral received on loaned securities	1,773,148
Management fees payable	309,827
Administration fees payable	13,485
Distribution fees payable	161,368
Custodian fees payable	433
Administrative and compliance services fees payable	147
Transfer agent fees payable	64
Trustee fees payable	740
Other accrued liabilities	1,269

Total Liabilities	3,202,090

Commitments and contingent liabilities^

Net Assets	$795,707,695

Net Assets Consist of:
Paid in capital	$542,400,392
Total distributable earnings	253,307,303

Net Assets	$795,707,695

Shares of beneficial interest (unlimited number of shares authorized, no par value)	58,042,542

Net Asset Value (offering and redemption price per share)	$13.71

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$5,415,769
Income from securities lending	7,249
Foreign withholding tax	(2,265)

Total Investment Income	5,420,753

Expenses:
Management fees	2,476,791
Administration fees	93,666
Distribution fees	773,996
Custodian fees	10,160
Administrative and compliance services fees	3,029
Transfer agent fees	2,243
Trustee fees	11,937
Professional fees	10,184
Shareholder reports	3,697
Other expenses	4,966

Total expenses before reductions	3,390,669
Less Management fees contractually waived	(990,714)

Net expenses	2,399,955

Net Investment Income/(Loss)	3,020,798

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	31,604,856
Change in net unrealized appreciation/depreciation on securities and foreign currencies	53,208,343

Net realized and Change in net unrealized gains/losses on investments	84,813,199

Change in Net Assets Resulting From Operations	$87,833,997

(a)	Includes securities on loan of $1,751,232.
^	See Note 3 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,020,798	$3,506,628
Net realized gains/(losses) on investments	31,604,856	25,326,678
Change in unrealized appreciation/depreciation on investments	53,208,343	(102,596,252)

Change in net assets resulting from operations	87,833,997	(73,762,946)

Distributions to Shareholders:
Distributions	—	(54,549,277)

Change in net assets resulting from distributions to shareholders	—	(54,549,277)

Capital Transactions:
Proceeds from shares issued	409,759,777	457,485
Proceeds from dividends reinvested	—	54,549,277
Value of shares redeemed	(83,421,654)	(49,090,021)

Change in net assets resulting from capital transactions	326,338,123	5,916,741

Change in net assets	414,172,120	(122,395,482)
Net Assets:
Beginning of period	381,535,575	503,931,057

End of period	$795,707,695	$381,535,575

Share Transactions:
Shares issued	33,394,869	29,682
Dividends reinvested	—	4,572,446
Shares redeemed	(6,450,343)	(3,307,401)

Change in shares	26,944,526	1,294,727

      Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$12.27		$16.91	$14.61	$13.53	$11.32	$12.76

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.12 (a)	0.11 (a)	0.12 (a)	0.13 (a)	0.16
Net Realized and Unrealized Gains/ (Losses) on Investments	1.38		(2.78)	3.76	2.13	3.08	(1.06)

Total from Investment Activities	1.44		(2.66)	3.87	2.25	3.21	(0.90)

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.16)	(0.16)	(0.15)	(0.15)
Net Realized Gains	—		(1.87)	(1.41)	(1.01)	(0.85)	(0.39)

Total Dividends	—		(1.98)	(1.57)	(1.17)	(1.00)	(0.54)

Net Asset Value, End of Period	$13.71		$12.27	$16.91	$14.61	$13.53	$11.32

Total Return(b)	11.74	%(c)	(15.38)%	27.31%	17.70%	29.36%	(7.52)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$795,708		$381,536	$503,931	$478,781	$496,318	$463,537
Net Investment Income/(Loss)(d)	0.97%		0.83%	0.64%	0.95%	1.03%	1.00%
Expenses Before Reductions(d)(e)	1.09%		1.09%	1.10%	1.11%	1.10%	1.10%
Expenses Net of Reductions(d)	0.77%		0.82%	0.84%	0.85%	0.84%	0.84%
Portfolio Turnover Rate	19	%(c)	4%	9%	11%	4%	4%

(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment

Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $723 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,773,148 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Core Equity Fund	0.80%	1.20%

* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$793,213,145	$15,424	$—	#	$793,228,569
Preferred Stock+	28,751	—	—		28,751

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Rights+	$—	$8,920	$—	$8,920
Short-Term Security Held as Collateral for Securities on Loan	1,773,148	—	—	1,773,148
Unaffiliated Investment Company	1,668,923	—	—	1,668,923

Total Investment Securities	$796,683,967	$24,344	$—	$796,708,311

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Core Equity Fund	$433,903,206	$105,382,724

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $245,467,293. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$160,926,950
Unrealized (depreciation)	(24,383,508)

Net unrealized appreciation/(depreciation)	$136,543,442

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA U.S. Core Equity Fund	$3,360,438	$51,188,839	$54,549,277

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

30

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund	$3,609,757	$25,320,107	$—	$136,543,442	$165,473,306

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund was wholly-owned by multiple shareholder accounts which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

31

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

32

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

33

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 29

Statement Regarding the Trust’s Liquidity Risk Management Program Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,057.10	$5.00	0.98%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.93	$4.91	0.98%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	20.7%

Financials	17.1

Consumer Discretionary	13.2

Information Technology	12.3

Health Care	11.2

Materials	6.9

Energy	6.4

Consumer Staples	4.9

Utilities	3.5

Communication Services	2.7

Real Estate	0.8

Total Common Stocks and Preferred Stocks	99.7

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	0.6

Unaffiliated Investment Company	0.3

Total Investment Securities	100.6

Net other assets (liabilities)	(0.6)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.5%):
3,973	AAR Corp.*	$229,480
5,037	Aerojet Rocketdyne Holdings, Inc.*	276,380
3,054	AeroVironment, Inc.*	312,363
4,487	Astronics Corp.*	89,112
392	Astronics Corp., Class B*	7,762
9,047	BWX Technologies, Inc.	647,494
817	Cadre Holdings, Inc.	17,811
1,182	Curtiss-Wright Corp.	217,086
1,538	Ducommun, Inc.*	67,011
4,744	Hexcel Corp.	360,639
3,376	Innovative Solutions & Support, Inc.	24,206
2,977	Kaman Corp., Class A	72,430
12,407	Kratos Defense & Security Solutions, Inc.*	177,916
2,680	Mercury Systems, Inc.*	92,701
3,061	Moog, Inc., Class A	331,904
984	National Presto Industries, Inc.	72,029
5,428	Park Aerospace Corp., Class C	74,906
4,030	Parsons Corp.*	194,004
4,524	Triumph Group, Inc.*	55,962
759	V2X, Inc.*	37,616
682	Woodward, Inc.	81,097

		3,439,909

Air Freight & Logistics (0.4%):
738	Air T, Inc.*	18,524
9,122	Air Transport Services Group, Inc.*	172,132
2,622	Forward Air Corp.	278,220
1,052	GXO Logistics, Inc.*	66,087
3,378	Hub Group, Inc., Class A*	271,321
10,253	Radiant Logistics, Inc.*	68,900

		875,184

Automobile Components (1.9%):
9,203	Adient plc*	352,659
12,836	American Axle & Manufacturing Holdings, Inc.*	106,154
151	Autoliv, Inc.	12,841
2,031	Cooper-Standard Holdings, Inc.*	28,962
15,253	Dana, Inc.	259,301
3,131	Dorman Products, Inc.	246,817
4,077	Fox Factory Holding Corp.*	442,395
3,895	Garrett Motion, Inc.*	29,485
570	Gentex Corp.	16,678
3,709	Gentherm, Inc.*	209,596
29,434	Goodyear Tire & Rubber Co. (The)*	402,657
7,274	Harley-Davidson, Inc.	256,118
2,637	LCI Industries	333,211
6,189	Modine Manufacturing Co.*	204,361
4,433	Motorcar Parts of America, Inc.*	34,311
1,849	Patrick Industries, Inc.	147,920
2,719	Standard Motor Products, Inc.	102,017
3,353	Stoneridge, Inc.*	63,204
2,799	Thor Industries, Inc.	289,696
2,880	Visteon Corp.*	413,597
2,959	Winnebago Industries, Inc.	197,336
1,503	XPEL, Inc.*	126,583

		4,275,899

Banks (8.9%):
2,374	1st Source Corp.	99,542
410	ACNB Corp.	13,600

Shares		Value
Common Stocks, continued
Banks, continued
600	Amalgamated Financial Corp.	$9,654
2,183	Amerant Bancorp, Inc.	37,526
939	American National Bankshares, Inc.	27,212
7,949	Ameris Bancorp	271,935
2,317	Ames National Corp.	41,776
1,825	Arrow Financial Corp.	36,755
11,647	Associated Banc-Corp.	189,031
7,680	Atlantic Union Bankshares Corp.	199,296
13	Auburn National Bancorp, Inc.	279
5,181	Axos Financial, Inc.*	204,339
5,753	Banc of California, Inc.	66,620
2,869	BancFirst Corp.	263,948
3,525	Bancorp, Inc. (The)*	115,091
4,823	Bank of Hawaii Corp.	198,852
2,100	Bank of Marin Bancorp	37,107
2,482	Bank of NT Butterfield & Son, Ltd. (The)	67,908
485	Bank of South Carolina Corp.	6,693
13,022	Bank OZK	522,964
2,838	BankFinancial Corp.	23,215
9,043	BankUnited, Inc.	194,877
1,859	Banner Corp.	81,183
872	Bar Harbor Bankshares	21,486
2,544	BayCom Corp.	42,434
595	BCB Bancorp, Inc.	6,985
4,593	Berkshire Hills Bancorp, Inc.	95,213
2,284	Blue Foundry Bancorp*	23,091
3,910	BOK Financial Corp.	315,850
2,024	Bridgewater Bancshares, Inc.*	19,936
5,008	Brookline Bancorp, Inc.	43,770
667	Business First Bancshares, Inc.	10,052
2,546	Byline Bancorp, Inc.	46,057
227	C&F Financial Corp.	12,190
20,744	Cadence Bank	407,412
436	Cambridge Bancorp	23,679
2,138	Camden National Corp.	66,214
2,618	Capital City Bank Group, Inc.	80,216
7,770	Capitol Federal Financial, Inc.	47,941
700	Capstar Financial Holdings, Inc.	8,589
8,271	Cathay General Bancorp	266,243
1,822	Central Pacific Financial Corp.	28,624
1,934	Central Valley Community Bancorp	29,880
668	Chemung Financial Corp.^	25,658
2,723	Citizens & Northern Corp.	52,554
280	Citizens Community Bancorp, Inc.	2,478
718	Citizens Holding Co.	8,760
1,571	City Holding Co.	141,374
822	Civista Bancshares, Inc.	14,303
2,204	CNB Financial Corp.	38,901
271	Coastal Financial Corp.*	10,203
85	Codorus Valley Bancorp, Inc.	1,667
56	Colony Bankcorp, Inc.	528
23,726	Columbia Banking System, Inc.	481,163
9,398	Columbia Financial, Inc.*	162,491
740	Commerce Bancshares, Inc.	36,038
2,562	Community Bank System, Inc.	120,107
2,074	Community Trust Bancorp, Inc.	73,772
525	Community West Bancshares	6,436
5,427	ConnectOne Bancorp, Inc.	90,034
4,772	CrossFirst Bankshares, Inc.*	47,720

See accompanying notes to the financial statements.

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
3,496	Customers Bancorp, Inc.*	$105,789
6,743	CVB Financial Corp.	89,547
2,220	Dime Community Bancshares, Inc.	39,139
609	Eagle Bancorp Montana, Inc.	8,057
3,312	Eagle Bancorp, Inc.	70,082
2,687	Eastern Bankshares, Inc.	32,969
759	Enterprise Bancorp, Inc.	21,965
2,149	Enterprise Financial Services Corp.	84,026
1,888	Equity Bancshares, Inc., Class A	43,009
1,537	ESSA Bancorp, Inc.^	22,978
1,156	Evans Bancorp, Inc.	28,819
2,582	Farmers National Banc Corp.^	31,939
2,391	FB Financial Corp.	67,068
2,566	Financial Institutions, Inc.	40,389
1,555	First Bancorp, Inc. (The)	37,849
22,168	First BanCorp/Puerto Rico	270,893
3,627	First Bancorp/Southern Pines NC	107,903
3,288	First Bancshares, Inc. (The)	84,962
5,592	First Busey Corp.	112,399
1,453	First Business Financial Services, Inc.	42,849
242	First Capital, Inc.	7,483
4,622	First Commonwealth Financial Corp.	58,468
2,238	First Community Bankshares	66,536
9,894	First Financial Bancorp	202,233
5,933	First Financial Bankshares, Inc.	169,031
1,672	First Financial Corp.	54,290
1,717	First Financial Northwest, Inc.	19,522
2,543	First Foundation, Inc.	10,096
6,483	First Hawaiian, Inc.	116,759
402	First Internet BanCorp	5,970
9,316	First Interstate BancSystem, Inc., Class A	222,093
2,751	First Merchants Corp.	77,661
720	First Mid Bancshares, Inc.	17,381
2,923	First of Long Island Corp. (The)	35,134
84	First Savings Financial Group, Inc.	1,109
234	First United Corp.	3,337
908	First US Bancshares, Inc.	7,745
1,446	Five Star Bancorp	32,347
3,754	Flushing Financial Corp.	46,137
34,418	FNB Corp.	393,742
1,506	FS Bancorp, Inc.	45,285
19,649	Fulton Financial Corp.	234,216
2,039	German American Bancorp, Inc.	55,420
11,466	Glacier Bancorp, Inc.	357,395
1,038	Great Southern Bancorp, Inc.	52,658
440	Guaranty Bancshares, Inc.	11,915
9,524	Hancock Whitney Corp.	365,531
3,857	Hanmi Financial Corp.	57,585
7,681	HarborOne Bancorp, Inc.	66,671
46	Hawthorn Bancshares, Inc.	821
1,822	HBT Financial, Inc.	33,598
4,161	Heartland Financial U.S.A., Inc.	115,967
4,560	Heritage Financial Corp.	73,735
4,406	Hertiage Commerce Corp.	36,482
4,106	Hilltop Holdings, Inc.	129,175
150	Hingham Institution for Savings (The)	31,977
629	HMN Financial, Inc.	11,787
973	Home Bancorp, Inc.	32,313
17,823	Home BancShares, Inc.	406,364

Shares		Value
Common Stocks, continued
Banks, continued
86	Home Federal Bancorp, Inc. of Louisiana	$1,262
2,273	HomeStreet, Inc.	13,456
2,317	Hometrust Bancshares, Inc.	48,402
12,058	Hope Bancorp, Inc.	101,528
6,998	Horizon Bancorp, Inc.	72,849
869	IF Bancorp, Inc.	12,548
2,325	Independent Bank Corp.	103,486
1,306	Independent Bank Corp.	22,150
4,333	Independent Bank Group, Inc.	149,618
6,432	International Bancshares Corp.	284,294
8,307	Kearny Financial Corp.	58,564
390	Kentucky First Federal Bancorp	2,422
4,232	Lakeland Bancorp, Inc.	56,666
1,608	Lakeland Financial Corp.	78,020
997	Landmark Bancorp, Inc.	21,735
1,512	LCNB Corp.^	22,317
4,363	Live Oak Bancshares, Inc.	114,791
3,446	Luther Burbank Corp.	30,738
3,707	Macatawa Bank Corp.	34,401
940	Malvern Bancorp, Inc.*	14,805
2,374	Mercantile Bank Corp.	65,570
400	Metropolitan Bank Holding Corp.*^	13,892
782	Mid Penn Bancorp, Inc.	17,267
3,355	Midland States BanCorp, Inc.	66,798
2,171	MidWestone Financial Group, Inc.	46,394
300	MVB Financial Corp.	6,324
3,634	National Bank Holdings Corp., Class A	105,531
769	National Bankshares, Inc.^	22,447
4,356	NBT Bancorp, Inc.	138,739
23,943	New York Community Bancorp, Inc.	269,119
679	Nicolet Bankshares, Inc.	46,111
822	Northeast Bank	34,253
6,156	Northfield Bancorp, Inc.	67,593
657	Northrim Bancorp, Inc.	25,840
13,094	Northwest Bancshares, Inc.	138,796
609	Norwood Financial Corp.	17,984
3,132	Oceanfirst Financial Corp.	48,922
198	Oconee Federal Financial Corp.	2,821
4,849	OFG Bancorp	126,462
183	Ohio Valley Banc Corp.	4,483
4,466	Old National Bancorp	62,256
1,004	Old Point Financial Corp.	17,409
3,314	Old Second Bancorp, Inc.	43,281
2,466	Origin Bancorp, Inc.	72,254
1,846	Orrstown Financial Services, Inc.	35,351
10,027	Pacific Premier Bancorp, Inc.	207,358
6,187	PacWest Bancorp^	50,424
1,210	Park National Corp.	123,807
1,636	Parke Bancorp, Inc.	27,796
1,842	Pathward Financial, Inc.	85,395
1,140	Peapack-Gladstone Financial Corp.	30,871
952	Penns Woods Bancorp, Inc.^	23,829
434	Peoples Bancorp of North Carolina, Inc.	7,912
4,279	Peoples Bancorp, Inc.	113,607
488	Peoples Financial Services Corp.	21,370
4,556	Pinnacle Financial Partners, Inc.	258,097
4,363	Popular, Inc.	264,049
1,407	Preferred Bank	77,371
4,368	Premier Financial Corp.	69,975

See accompanying notes to the financial statements.

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,309	Primis Financial Corp.	$19,442
1,001	Prosperity Bancshares, Inc.	56,536
1,677	Provident Financial Holdings, Inc.	21,667
3,721	Provident Financial Services, Inc.	60,801
1,518	QCR Holdings, Inc.	62,284
351	RBB Bancorp	4,191
5,730	Renasant Corp.	149,725
2,023	Republic Bancorp, Inc., Class A	85,977
1,982	Riverview Bancorp, Inc.	9,989
4,279	S&T Bancorp, Inc.	116,346
640	Salisbury Bancorp, Inc.	15,162
4,833	Sandy Spring Bancorp, Inc.	109,612
579	SB Financial Group, Inc.	7,330
4,000	Seacoast Banking Corp of Florida	88,400
5,438	ServisFirst Bancshares, Inc.	222,523
2,960	Shore Bancshares, Inc.	34,218
1,997	Sierra Bancorp	33,889
13,368	Simmons First National Corp., Class A	230,598
1,252	Southern First Bancshares, Inc.*	30,987
707	Southern Missouri Bancorp, Inc.	27,184
3,030	Southside Bancshares, Inc.	79,265
3,541	SouthState Corp.	232,998
5,561	Stellar Bancorp, Inc.	127,291
1,053	Sterling Bancorp, Inc.*	5,760
2,985	Stock Yards Bancorp, Inc.	135,429
682	Summit Financial Group, Inc.	14,090
1,323	Summit State Bank	19,991
3,187	Synovus Financial Corp.	96,407
1,409	Territorial Bancorp, Inc.	17,303
2,562	Texas Capital Bancshares, Inc.*	131,943
491	Timberland Bancorp, Inc.	12,560
694	Tompkins Financial Corp.	38,656
7,395	Towne Bank	171,860
1,824	TriCo Bancshares	60,557
2,060	Triumph Financial, Inc.*	125,083
2,210	TrustCo. Bank Corp.	63,228
6,543	Trustmark Corp.	138,188
2,644	UMB Financial Corp.	161,020
249	Union Bankshares, Inc.	5,716
450	United Bancshares, Inc.	8,437
14,933	United Bankshares, Inc.	443,062
10,718	United Community Banks, Inc.	267,843
916	United Security Bancshares	6,101
42	Unity Bancorp, Inc.	991
2,426	Univest Financial Corp.	43,862
18,424	Valley National Bancorp	142,786
1,563	Veritex Holdings, Inc.	28,025
7,052	Washington Federal, Inc.	187,019
2,313	Washington Trust Bancorp, Inc.	62,012
5,051	WesBanco, Inc.	129,356
1,569	West BanCorp, Inc.	28,885
1,354	Westamerica BanCorp	51,858
5,173	Western New England BanCorp, Inc.	30,210
6,563	Wintrust Financial Corp.	476,605
7,007	WSFS Financial Corp.	264,304
35	WVS Financial Corp.	431

		19,925,855

Beverages (0.5%):
943	Boston Beer Co., Inc. (The), Class A*	290,859

Shares		Value
Common Stocks, continued
Beverages, continued
706	Coca-Cola Consolidated, Inc.	$449,030
2,226	MGP Ingredients, Inc.	236,579
2,943	National Beverage Corp.*	142,294
985	Willamette Valley Vineyards, Inc.*	5,684

		1,124,446

Biotechnology (2.8%):
1,865	4D Molecular Therapeutics, Inc.*	33,701
1,733	AC Immune SA*	5,121
900	Adicet Bio, Inc.*	2,187
4,525	ADMA Biologics, Inc.*	16,697
3,308	Adverum Biotechnologies, Inc.*	5,260
6,471	Agios Pharmaceuticals, Inc.*	183,259
2,076	Akero Therapeutics, Inc.*	96,928
2,035	Aldeyra Therapeutics, Inc.*	17,074
16,177	Alkermes plc*	506,340
2,613	Allogene Therapeutics, Inc.*^	12,987
4,178	AnaptysBio, Inc.*	84,981
2,497	Anika Therapeutics, Inc.*	64,872
2,476	Arcturus Therapeutics Holdings, Inc.*	71,012
629	Arcus Biosciences, Inc.*	12,775
7,314	Arcutis Biotherapeutics, Inc.*	69,702
6,613	Ardelyx, Inc.*	22,418
4,656	Atara Biotherapeutics, Inc.*	7,496
2,342	Atreca, Inc., Class A*	2,295
7,293	Avid Bioservices, Inc.*	101,883
5,639	Avidity Biosciences, Inc.*	62,537
1,742	Avita Medical, Inc.*	29,631
3,255	Bluebird Bio, Inc.*	10,709
1,454	Blueprint Medicines Corp.*	91,893
1,034	CareDx, Inc.*	8,789
142	CASI Pharmaceuticals Holdings, Inc.*	354
11,050	Catalyst Pharmaceuticals, Inc.*	148,512
1,100	Century Therapeutics, Inc.*	3,476
5,276	Chinook Therapeutics, Inc.*	202,704
1,904	Cogent Biosciences, Inc.*	22,543
2,225	Crinetics Pharmaceuticals, Inc.*	40,095
2,607	CRISPR Therapeutics AG*	146,357
1,634	Cue Biopharma, Inc.*	5,964
2,020	Cullinan Oncology, Inc.*	21,735
4,970	Deciphera Pharmaceuticals, Inc.*	69,978
1,858	Denali Therapeutics, Inc.*	54,830
5,385	Dynavax Technologies Corp.*	69,574
944	Dyne Therapeutics, Inc.*	10,620
1,798	Eagle Pharmaceuticals, Inc.*	34,953
7,241	Editas Medicine, Inc.*	59,593
3,775	Emergent BioSolutions, Inc.*	27,746
2,404	Enanta Pharmaceuticals, Inc.*	51,446
24,577	Exelixis, Inc.*	469,666
2,705	G1 Therapeutics, Inc.*	6,735
2,547	Gritstone bio, Inc.*	4,967
3,531	Halozyme Therapeutics, Inc.*	127,363
6,867	Ideaya Biosciences, Inc.*	161,375
1,919	IGM Biosciences, Inc.*^	17,712
592	ImmuCell Corp.*	3,019
1,574	Immuneering Corp., Class A*	15,960
1,281	Immunovant, Inc.*	24,301
2,885	Intellia Therapeutics, Inc.*	117,650
2,237	Iovance Biotherapeutics, Inc.*	15,749
14,404	Ironwood Pharmaceuticals, Inc.*	153,259

See accompanying notes to the financial statements.

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,631	iTeos Therapeutics, Inc.*	$21,594
4,709	IVERIC bio, Inc.*	185,252
2,004	KalVista Pharmaceuticals, Inc.*	18,036
514	Kiniksa Pharmaceuticals, Ltd., Class A*	7,237
2,490	Krystal Biotech, Inc.*	292,326
6,099	Kura Oncology, Inc.*	64,527
2,505	Kymera Therapeutics, Inc.*	57,590
4,768	Lexicon Pharmaceuticals, Inc.*	10,919
5,865	MacroGenics, Inc.*	31,378
900	MediciNova, Inc.*	2,070
2,101	MeiraGTx Holdings plc*	14,119
1,843	Mersana Therapeutics, Inc.*	6,063
123	Mirati Therapeutics, Inc.*	4,444
901	Morphic Holding, Inc.*	51,654
4,120	Myriad Genetics, Inc.*	95,502
4,899	Nurix Therapeutics, Inc.*	48,941
14,857	PDL BioPharma, Inc.*	23,958
1,808	PMV Pharmaceuticals, Inc.*	11,318
6,654	Poseida Therapeutics, Inc.*	11,711
2,083	Precision BioSciences, Inc.*	1,096
2,098	Protagonist Therapeutics, Inc.*	57,947
2,444	Prothena Corp. plc*	166,876
2,162	RAPT Therapeutics, Inc.*	40,429
5,356	REGENXBIO, Inc.*	107,066
427	Repare Therapeutics, Inc.*	4,518
4,849	Replimune Group, Inc.*	112,594
5,027	REVOLUTION Medicines, Inc.*	134,472
1,106	Rhythm Pharmaceuticals, Inc.*	18,238
2,920	Rocket Pharmaceuticals, Inc.*	58,020
4,519	Sage Therapeutics, Inc.*	212,483
10,666	Sangamo Therapeutics, Inc.*	13,866
1,550	Scholar Rock Holding Corp.*	11,687
9,500	Spectrum Pharmaceuticals, Inc.*	9,120
4,069	SpringWorks Therapeutics, Inc.*	106,689
1,779	Stoke Therapeutics, Inc.*	18,911
1,873	Sutro Biopharma, Inc.*	8,709
3,311	Syndax Pharmaceuticals, Inc.*	69,299
446	Twist Bioscience Corp.*	9,125
7,073	Vanda Pharmaceuticals, Inc.*	46,611
2,332	Vaxart, Inc.*	1,702
112	VBI Vaccines, Inc.*	368
3,248	Veracyte, Inc.*	82,727
683	Verastem, Inc.*	5,082
1,521	Vericel Corp.*	57,144
4,488	Viking Therapeutics, Inc.*	72,750
1,685	Voyager Therapeutics, Inc.*	19,293
7,581	Xencor, Inc.*	189,298
1,840	Y-mAbs Therapeutics, Inc.*	12,494
784	Zentalis Pharmaceuticals, Inc.*	22,117

		6,238,153

Broadline Retail (0.4%):
1,321	Big Lots, Inc.	11,664
643	Dillard’s, Inc., Class A	209,798
6,694	Kohl’s Corp.	154,297
15,078	Macy’s, Inc.	242,002
3,706	Nordstrom, Inc.^	75,862
3,884	Ollie’s Bargain Outlet Holdings, Inc.*	225,000
16,641	Qurate Retail, Inc., Class A*	16,471

		935,094

Shares		Value
Common Stocks, continued
Building Products (1.7%):
6,195	AAON, Inc.	$587,348
1,827	American Woodmark Corp.*	139,528
2,517	Apogee Enterprises, Inc.	119,482
4,753	Armstrong World Industries, Inc.	349,155
6,559	AZEK Co., Inc. (The)*	198,672
1,354	AZZ, Inc.	58,845
1,636	CSW Industrials, Inc.	271,887
2,928	Gibraltar Industries, Inc.*	184,230
2,150	Griffon Corp.	86,645
3,136	Hayward Holdings, Inc.*	40,298
2,035	Insteel Industries, Inc.	63,329
1,557	Janus International Group, Inc.*	16,598
8,072	JELD-WEN Holding, Inc.*	141,583
1,719	Masonite International Corp.*	176,094
1,917	Masterbrand, Inc.*	22,295
6,615	PGT Innovations, Inc.*	192,827
5,021	Quanex Building Products Corp.	134,814
8,440	Resideo Technologies, Inc.*	149,050
1,123	Simpson Manufacturing Co., Inc.	155,535
2,919	Trex Co., Inc.*	191,370
4,283	UFP Industries, Inc.	415,665

		3,695,250

Capital Markets (1.9%):
4,048	Affiliated Managers Group, Inc.	606,755
7,920	Artisan Partners Asset Management, Inc., Class A	311,335
3,768	AssetMark Financial Holdings, Inc.*	111,759
1,300	Avantax, Inc.*	29,094
19,971	BGC Partners, Inc., Class A	88,471
5,063	Brightsphere Investment Group, Inc.	106,070
4,660	Cohen & Steers, Inc.	270,233
474	Diamond Hill Investment Group, Inc.	81,196
3,033	Donnelley Financial Solutions, Inc.*	138,092
8,105	Federated Hermes, Inc., Class B	290,564
1,481	GCM Grosvenor, Inc., Class A	11,167
1,990	Greenhill & Co., Inc.	29,153
4,296	Hamilton Lane, Inc., Class A	343,594
211	Hennessy Advisors, Inc.	1,494
762	Houlihan Lokey, Inc.	74,912
8,484	Janus Henderson Group plc	231,189
1,499	Lazard, Ltd., Class A	47,968
5,313	Moelis & Co., Class A	240,891
5,470	Open Lending Corp., Class A*	57,490
853	Oppenheimer Holdings, Inc., Class A	34,274
1,395	Piper Sandler Cos.	180,318
2,773	PJT Partners, Inc., Class A	193,112
3,824	Safeguard Scientifics, Inc.*	6,310
1,619	Silvercrest Asset Management Group, Inc., Class A	32,785
2,326	StepStone Group, Inc., Class A	57,708
813	Stifel Financial Corp.	48,512
2,021	StoneX Group, Inc.*	167,905
207	Value Line, Inc.	9,501
9,443	Virtu Financial, Inc., Class A	161,381
851	Virtus Investment Partners, Inc.	168,047
1,478	Westwood Holdings, Inc.	18,327
20,113	WisdomTree, Inc.	137,975

		4,287,582

Chemicals (3.2%):
1,064	Advanced Emissions Solutions, Inc.*	1,979
2,655	AdvanSix, Inc.	92,872

See accompanying notes to the financial statements.

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
2,222	Alto Ingredients, Inc.*	$6,422
4,315	American Vanguard Corp.	77,109
5,009	Ashland, Inc.	435,332
10,279	Avient Corp.	420,411
1,699	Axalta Coating Systems, Ltd.*	55,744
3,457	Balchem Corp.	466,038
5,834	Cabot Corp.	390,236
1,284	Chase Corp.	155,646
14,073	Chemours Co. (The)	519,153
12,504	Ecovyst, Inc.*	143,296
26,293	Element Solutions, Inc.	504,826
7,635	FutureFuel Corp.	67,570
3,188	Hawkins, Inc.	152,036
5,783	HB Fuller Co.	413,542
5,123	Huntsman Corp.	138,423
3,956	Ingevity Corp.*	230,081
2,434	Innospec, Inc.	244,471
2,142	Intrepid Potash, Inc.*	48,602
2,348	Koppers Holdings, Inc.	80,067
9,313	Kronos Worldwide, Inc.	81,303
17,628	Livent Corp.*	483,536
8,341	LSB Industries, Inc.*	82,159
6,267	Mativ Holdings, Inc.	94,757
3,627	Minerals Technologies, Inc.	209,242
774	NewMarket Corp.	311,241
1,786	Northern Technologies International Corp.	19,128
5,770	Orion SA	122,439
958	Quaker Chemical Corp.	186,714
5,893	Rayonier Advanced Materials, Inc.*	25,222
1,867	Scotts Miracle-Gro Co. (The)	117,042
4,403	Sensient Technologies Corp.	313,185
2,364	Stepan Co.	225,904
3,149	Trinseo PLC	39,898
16,456	Tronox Holdings plc, Class A	209,156

		7,164,782

Commercial Services & Supplies (1.8%):
7,246	ABM Industries, Inc.	309,042
13,710	ACCO Brands Corp.	71,429
675	Acme United Corp.	16,834
1,238	ACV Auctions, Inc., Class A*	21,380
5,441	Brady Corp., Class A	258,828
3,882	BrightView Holdings, Inc.*	27,873
5,100	Brink’s Co. (The)	345,933
5,002	Casella Waste Systems, Inc.*	452,431
4,628	CECO Environmental Corp.*	61,830
3,051	Cimpress plc*	181,473
436	Civeo Corp.*	8,493
325	CompX International, Inc.	7,085
2,746	Deluxe Corp.	48,000
3,883	Ennis, Inc.	79,136
4,634	Enviri Corp.*	45,738
7,473	Healthcare Services Group, Inc.	111,572
2,027	Heritage-Crystal Clean, Inc.*	76,600
4,570	HNI Corp.	128,783
7,503	Interface, Inc.	65,951
2,418	Liquidity Services, Inc.*	39,897
3,522	Matthews International Corp., Class A	150,108
2,673	MillerKnoll, Inc.	39,507
319	Montrose Environmental Group, Inc.*	13,436

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,759	MSA Safety, Inc.	$305,996
2,566	NL Industries, Inc.	14,190
7,507	OPENLANE, Inc.*	114,257
2,198	Perma-Fix Environmental Services, Inc.*	24,134
21,279	Pitney Bowes, Inc.	75,328
5,379	Quad Graphics, Inc.*	20,225
2,243	SP Plus Corp.*	87,724
9,533	Steelcase, Inc., Class A	73,499
3,917	Stericycle, Inc.*	181,905
308	Tetra Tech, Inc.	50,432
1,491	UniFirst Corp.	231,120
2,033	Viad Corp.*	54,647
3,364	Virco Mfg. Corp.*	14,028
1,994	VSE Corp.	109,052

		3,917,896

Communications Equipment (1.0%):
1,463	ADTRAN Holdings, Inc.	15,406
1,444	Applied Optoelectronics, Inc.*	8,606
1,336	Aviat Networks, Inc.*	44,582
180	BK Technologies Corp.	2,981
3,195	CalAmp Corp.*	3,387
7,080	Calix, Inc.*	353,363
1,792	Cambium Networks Corp.*	27,274
588	Clearfield, Inc.*	27,842
6,730	CommScope Holding Co., Inc.*	37,890
1,983	Comtech Telecommunications Corp.	18,125
4,365	Digi International, Inc.*	171,937
1,222	DZS, Inc.*	4,851
3,157	EMCORE Corp.*	2,376
9,501	Extreme Networks, Inc.*	247,501
13,537	Harmonic, Inc.*	218,893
6,719	Infinera Corp.*	32,453
3,767	KVH Industries, Inc.*	34,430
1,172	Lantronix, Inc.*	4,934
2,674	Lumentum Holdings, Inc.*	151,696
3,410	NETGEAR, Inc.*	48,286
8,073	NetScout Systems, Inc.*	249,859
2,391	Network-1 Technologies, Inc.	5,523
131	Optical Cable Corp.*	529
19,376	Ribbon Communications, Inc.*	54,059
7,633	Viasat, Inc.*	314,938
19,090	Viavi Solutions, Inc.*	216,290

		2,298,011

Construction & Engineering (1.8%):
3,851	Ameresco, Inc., Class A*	187,274
17,489	API Group Corp.*	476,750
5,149	Arcosa, Inc.	390,140
1,736	Argan, Inc.	68,416
3,656	Comfort Systems U.S.A., Inc.	600,315
1,234	Concrete Pumping Holdings, Inc.*	9,909
2,109	Construction Partners, Inc., Class A*	66,202
2,514	Dycom Industries, Inc.*	285,716
1,457	EMCOR Group, Inc.	269,224
5,634	Fluor Corp.*	166,766
4,440	Granite Construction, Inc.	176,623
8,770	Great Lakes Dredge & Dock Corp.*	71,563
2,825	IES Holdings, Inc.*	160,686
645	Limbach Holdings, Inc.*	15,951
6,757	Matrix Service Co.*	39,799

See accompanying notes to the financial statements.

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
8,407	MDU Resources Group, Inc.	$176,043
1,693	MYR Group, Inc.*	234,210
1,279	Northwest Pipe Co.*	38,677
5,203	Orion Group Holdings, Inc.*	14,620
3,181	Primoris Services Corp.	96,925
3,473	Sterling Infrastructure, Inc.*	193,793
2,090	Tutor Perini Corp.*	14,944
1,223	Valmont Industries, Inc.	355,954

		4,110,500

Construction Materials (0.6%):
3,573	Eagle Materials, Inc.	666,079
2,101	Knife River Corp.*	91,393
11,217	Summit Materials, Inc., Class A*	424,563
466	U.S. Lime & Minerals, Inc.	97,343

		1,279,378

Consumer Finance (1.3%):
1,070	Atlanticus Holdings Corp.*	44,951
6,215	Bread Financial Holdings, Inc.	195,089
1,688	Consumer Portfolio Services, Inc.*^	19,699
357	Credit Acceptance Corp.*	181,331
2,490	Encore Capital Group, Inc.*	121,064
3,204	Enova International, Inc.*	170,197
9,163	EZCORP, Inc., Class A*^	76,786
4,868	FirstCash Holdings, Inc.	454,330
6,940	Green Dot Corp., Class A*	130,056
1,127	LendingTree, Inc.*	24,918
6,374	Navient Corp.	118,429
2,638	Nelnet, Inc., Class A	254,514
1,635	NerdWallet, Inc., Class A*	15,385
1,556	Nicholas Financial, Inc.*	7,803
7,867	OneMain Holdings, Inc.	343,709
964	Oportun Financial Corp.*	5,755
4,400	PRA Group, Inc.*	100,540
5,652	PROG Holdings, Inc.*	181,542
1,735	Regional Mgmt Corp.	52,918
23,290	SLM Corp.	380,093
710	World Acceptance Corp.*	95,147

		2,974,256

Consumer Staples Distribution & Retail (0.8%):
3,969	Andersons, Inc. (The)	183,169
4,394	Chefs’ Warehouse, Inc. (The)*	157,129
5,307	Grocery Outlet Holding Corp.*	162,447
1,269	Ingles Markets, Inc., Class A	104,883
5,345	Natural Grocers by Vitamin Cottage, Inc.	65,530
3,237	PriceSmart, Inc.	239,732
4,321	SpartanNash Co.	97,266
9,056	Sprouts Farmers Market, Inc.*	332,627
7,537	United Natural Foods, Inc.*	147,348
2,245	Village Super Market, Inc., Class A	51,231
2,812	Weis Markets, Inc.	180,559

		1,721,921

Containers & Packaging (0.7%):
1,906	Graphic Packaging Holding Co.	45,801
2,564	Greif, Inc., Class A	176,634
1,767	Greif, Inc., Class B	136,501
5,975	Myers Industries, Inc.	116,094
14,774	O-I Glass, Inc.*	315,129
5,335	Ranpak Holdings Corp.*	24,114

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
7,385	Silgan Holdings, Inc.	$346,283
5,968	Sonoco Products Co.	352,231
4,005	TriMas Corp.	110,098

		1,622,885

Distributors (0.0%†):
12	AMCON Distributing Co.	2,436
1,626	Educational Development Corp.*	1,935
2,876	Funko, Inc., Class A*	31,118
1,262	Weyco Group, Inc.	33,683

		69,172

Diversified Consumer Services (1.1%):
8,950	2U, Inc.*	36,068
2,721	ADT, Inc.	16,408
5,182	Adtalem Global Education, Inc.*	177,950
1,366	American Public Education, Inc.*	6,475
535	Bright Horizons Family Solutions, Inc.*	49,461
2,816	Carriage Services, Inc.	91,435
8,867	Chegg, Inc.*	78,739
5,641	Coursera, Inc.*	73,446
600	European Wax Center, Inc., Class A*^	11,178
9,343	Frontdoor, Inc.*	298,042
403	Graham Holdings Co., Class B	230,306
3,498	Grand Canyon Education, Inc.*	361,029
11,643	H&R Block, Inc.	371,062
4,565	Laureate Education, Inc.	55,191
7,411	OneSpaWorld Holdings, Ltd.*	89,673
8,354	Perdoceo Education Corp.*	102,504
2,583	Rover Group, Inc.*	12,683
2,753	Strategic Education, Inc.	186,763
4,771	Stride, Inc.*	177,624
7,236	Universal Technical Institute, Inc.*	50,001

		2,476,038

Diversified Telecommunication Services (0.5%):
2,223	Anterix, Inc.*	70,447
1,667	ATN International, Inc.	61,012
1,565	Bandwidth, Inc., Class A*	21,409
4,328	Cogent Communications Holdings, Inc.	291,231
5,491	Consolidated Communications Holdings, Inc.*	21,030
4,493	EchoStar Corp., Class A*	77,909
2,807	IDT Corp.*	72,561
4,964	Iridium Communications, Inc.	308,364
5,815	Liberty Latin America, Ltd., Class A*	50,881
19,361	Liberty Latin America, Ltd., Class C*	166,892
1,745	Ooma, Inc.*	26,123

		1,167,859

Electric Utilities (1.1%):
6,116	ALLETE, Inc.	354,545
3,043	Genie Energy, Ltd., Class B	43,028
10,289	Hawaiian Electric Industries, Inc.	372,462
3,498	IDACORP, Inc.	358,895
3,540	MGE Energy, Inc.	280,049
4,490	Otter Tail Corp.	354,530
8,948	PNM Resources, Inc.	403,555
6,533	Portland General Electric Co.	305,940
513	Via Renewables, Inc.	3,571

		2,476,575

See accompanying notes to the financial statements.

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment (1.1%):
2,221	American Superconductor Corp.*	$13,903
3,541	Atkore, Inc.*	552,184
2,024	Encore Wire Corp.	376,322
3,995	EnerSys	433,537
411	Espey Mfg. & Electronics Corp.	6,882
19,087	GrafTech International, Ltd.	96,199
6,028	LSI Industries, Inc.	75,712
2,523	nVent Electric plc	130,363
1,123	Powell Industries, Inc.	68,043
576	Preformed Line Products Co.	89,914
75	Servotronics, Inc.*	975
3,914	Shoals Technologies Group, Inc., Class A*	100,042
7,686	Sunrun, Inc.*	137,272
4,719	Thermon Group Holdings, Inc.*	125,525
1,832	TPI Composites, Inc.*	18,998
3,104	Ultralife Corp.*	15,023
2,185	Vicor Corp.*	117,990

		2,358,884

Electronic Equipment, Instruments & Components (3.6%):
4,239	Advanced Energy Industries, Inc.	472,437
2,539	Allied Motion Technologies, Inc.	101,408
6,544	Arlo Technologies, Inc.*	71,395
9,565	Avnet, Inc.	482,554
3,258	Badger Meter, Inc.	480,750
254	Bel Fuse, Inc., Class A	14,803
740	Bel Fuse, Inc., Class B	42,483
4,849	Belden, Inc.	463,807
3,971	Benchmark Electronics, Inc.	102,571
311	Climb Global Solutions, Inc.	14,884
1,324	Coherent Corp.*	67,497
3,574	CTS Corp.	152,360
6,442	Daktronics, Inc.*	41,229
1,365	Data I/O Corp.*	5,856
1,751	ePlus, Inc.*	98,581
3,624	Fabrinet*	470,685
2,068	FARO Technologies, Inc.*	33,502
640	Frequency Electronics, Inc.	4,237
865	Identiv, Inc.*	7,275
3,311	Insight Enterprises, Inc.*	484,532
2,298	IPG Photonics Corp.*	312,114
4,540	Itron, Inc.*	327,334
3,798	Kimball Electronics, Inc.*	104,939
8,986	Knowles Corp.*	162,287
439	Littelfuse, Inc.	127,885
1,600	Luna Innovations, Inc.*^	14,592
4,257	Methode Electronics, Inc., Class A	142,695
1,358	Mirion Technologies, Inc.*	11,475
4,166	Napco Security Technologies, Inc.	144,352
3,997	National Instruments Corp.	229,428
3,256	nLight, Inc.*	50,207
3,546	Novanta, Inc.*	652,819
1,855	OSI Systems, Inc.*	218,575
1,684	PAR Technology Corp.*^	55,454
2,619	PC Connection, Inc.	118,117
2,630	Plexus Corp.*	258,371
1,927	Rogers Corp.*	312,039
6,819	Sanmina Corp.*	410,981
3,760	ScanSource, Inc.*	111,146
3,056	SmartRent, Inc.*^	11,704

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
10,514	TTM Technologies, Inc.*	$146,145
11,813	Vishay Intertechnology, Inc.	347,302
1,974	Vishay Precision Group, Inc.*	73,334
5,235	Vontier Corp.	168,619
3,952	Wireless Telecom Group, Inc.*	8,299

		8,133,059

Energy Equipment & Services (2.3%):
18,466	Archrock, Inc.	189,277
4,375	Bristow Group, Inc.*	125,694
6,123	Cactus, Inc., Class A	259,125
12,978	ChampionX Corp.	402,837
5,252	Core Laboratories, Inc.	122,109
653	DMC Global, Inc.*	11,597
5,377	Dril-Quip, Inc.*	125,123
1,226	Expro Group Holdings NV*	21,725
56	Expro Group Holdings NV*	992
782	Forum Energy Technologies, Inc.*	20,011
1,260	Geospace Technologies Corp.*	9,790
2,641	Gulf Island Fabrication, Inc.*	8,583
15,555	Helix Energy Solutions Group, Inc.*	114,796
11,106	Helmerich & Payne, Inc.	393,708
12,218	Liberty Energy, Inc., Class A	163,355
595	Mammoth Energy Services, Inc.*	2,874
1,083	Nabors Industries, Ltd.*	100,752
6,878	National Energy Services Reunited Corp.*	20,290
1,299	Natural Gas Services Group*	12,860
17,842	Newpark Resources, Inc.*	93,314
23,813	NexTier Oilfield Solutions, Inc.*	212,888
1,750	Nine Energy Service, Inc.*	6,703
541	Noble Corp. plc*	22,349
888	NOV, Inc.	14,244
12,312	Oceaneering International, Inc.*	230,234
6,786	Oil States International, Inc.*	50,691
21,240	Patterson-UTI Energy, Inc.	254,243
14,685	ProPetro Holding Corp.*	121,004
20,859	RPC, Inc.	149,142
1,598	SEACOR Marine Holdings, Inc.*	18,265
9,033	Select Water Solutions, Inc.	73,167
1,537	Solaris Oilfield Infrastructure, Inc., Class A	12,803
36,026	TechnipFMC plc*	598,752
5,480	TETRA Technologies, Inc.*	18,522
3,988	Tidewater, Inc.*	221,095
31,786	Transocean, Ltd.*	222,820
8,704	US Silica Holdings, Inc.*	105,580
3,853	Valaris, Ltd.*	242,469
3,663	Weatherford International plc*	243,296

		5,017,079

Entertainment (0.5%):
7,111	Cinemark Holdings, Inc.*	117,331
2,527	FG Group Holdings, Inc.*	4,852
6,033	IMAX Corp.*	102,501
1,562	Liberty Media Corp.-Liberty Braves, Class A*	63,917
4,252	Liberty Media Corp.-Liberty Braves, Class C*	168,464
7,700	Lions Gate Entertainment Corp., Class A*	67,991
16,442	Lions Gate Entertainment Corp., Class B*	137,291
1,260	Madison Square Garden Entertainment Corp.*	42,361
460	Madison Square Garden Sports Corp., Class A	86,503
1,570	Marcus Corp. (The)	23,283
2,680	Playstudios, Inc.*	13,159

See accompanying notes to the financial statements.

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
4,940	Playtika Holding Corp.*	$57,304
2,715	Reading International, Inc., Class A*	7,195
1,376	Sciplay Corp., Class A*	27,080
1,660	Sphere Entertainment Co.*	45,467
1,833	World Wrestling Entertainment, Inc., Class A	198,825

		1,163,524

Financial Services (1.8%):
1,888	Acacia Research Corp.*	7,854
500	Alerus Financial Corp.	8,990
2,519	A-Mark Precious Metals, Inc.	94,299
9,859	AvidXchange Holdings, Inc.*	102,336
622	BM Technologies, Inc.*	1,854
3,167	Cannae Holdings, Inc.*	64,005
4,597	Cantaloupe, Inc.*	36,592
1,959	Cass Information Systems, Inc.	75,970
9,815	Essent Group, Ltd.	459,342
3,213	Euronet Worldwide, Inc.*	377,110
5,750	EVERTEC, Inc.	211,773
1,261	Federal Agricultural Mortgage Corp.	181,256
5,390	Flywire Corp.*	167,306
2,986	I3 Verticals, Inc., Class A*	68,260
2,738	International Money Express, Inc.*	67,163
13,088	Marqeta, Inc., Class A*	63,739
4,042	Merchants Bancorp	103,394
13,325	MGIC Investment Corp.	210,402
3,941	Mr Cooper Group, Inc.*	199,572
9,566	NMI Holdings, Inc., Class A*	246,994
2,237	Ocwen Financial Corp.*	67,043
2,338	Paysafe, Ltd.*	23,590
862	Paysign, Inc.*	2,112
2,346	PennyMac Financial Services, Inc.	164,947
4,780	Radian Group, Inc.	120,838
622	Remitly Global, Inc.*	11,706
4,573	Repay Holdings Corp.*	35,807
3,589	Security National Financial Corp., Class A*	31,834
3,309	Shift4 Payments, Inc., Class A*	224,714
9,668	TFS Financial Corp.	121,527
2,577	Walker & Dunlop, Inc.	203,815
1,247	Waterstone Financial, Inc.	18,069
13,836	Western Union Co. (The)	162,296

		3,936,509

Food Products (1.8%):
444	Alico, Inc.	11,304
4,537	B&G Foods, Inc.^	63,155
2,392	Calavo Growers, Inc.	69,416
4,138	Cal-Maine Foods, Inc.	186,210
1,318	Coffee Holding Co., Inc.*	1,832
2,411	Farmer Brothers Co.*	6,679
13,296	Flowers Foods, Inc.	330,805
4,536	Fresh Del Monte Produce, Inc.	116,621
2,131	Freshpet, Inc.*	140,241
7,444	Hain Celestial Group, Inc. (The)*	93,124
12,276	Hostess Brands, Inc.*	310,828
1,245	Ingredion, Inc.	131,908
2,003	J & J Snack Foods Corp.	317,195
987	John B Sanfilippo & Son, Inc.	115,746
2,667	Lancaster Colony Corp.	536,307
3,838	Limoneira Co.	59,719
3,161	Pilgrim’s Pride Corp.*	67,930

Shares		Value
Common Stocks, continued
Food Products, continued
3,923	Post Holdings, Inc.*	$339,928
1,220	Rocky Mountain Chocolate Factory, Inc.*	6,600
83	Seaboard Corp.	295,540
708	Seneca Foods Corp., Class A*	23,137
12	Seneca Foods Corp., Class B*	382
9,319	Simply Good Foods Co. (The)*	340,982
4,502	Tootsie Roll Industries, Inc.	159,416
4,199	TreeHouse Foods, Inc.*	211,546
5,157	Vital Farms, Inc.*	61,832

		3,998,383

Gas Utilities (0.9%):
2,015	Chesapeake Utilities Corp.	239,785
4,076	National Fuel Gas Co.	209,343
9,694	New Jersey Resources Corp.	457,557
3,221	Northwest Natural Holding Co.	138,664
5,141	ONE Gas, Inc.	394,880
873	RGC Resources, Inc.	17,486
3,356	Southwest Gas Holdings, Inc.	213,609
5,201	Spire, Inc.	329,952
2,733	UGI Corp.	73,709

		2,074,985

Ground Transportation (0.8%):
2,893	ArcBest Corp.	285,828
2,533	Covenant Logistics Group, Inc.	111,021
2,131	Daseke, Inc.*	15,194
4,045	Heartland Express, Inc.	66,378
4,262	Hertz Global Holdings, Inc.*	78,378
1,562	Landstar System, Inc.	300,748
5,246	Marten Transport, Ltd.	112,789
1,698	PAM Transportation Services, Inc.	45,455
774	RXO, Inc.*	17,547
1,507	Ryder System, Inc.	127,779
526	Saia, Inc.*	180,108
4,258	Schneider National, Inc., Class B	122,290
1,009	U.S. Xpress Enterprises, Inc., Class A*	6,195
2,327	Universal Logistics Holdings, Inc.	67,041
5,665	Werner Enterprises, Inc.	250,280
774	XPO, Inc.*	45,666
2,752	Yellow Corp.*	1,895

		1,834,592

Health Care Equipment & Supplies (2.9%):
10,348	Accuray, Inc.*	40,047
2,365	AngioDynamics, Inc.*	24,667
2,193	Apyx Medical Corp.*	11,031
5,282	Artivion, Inc.*	90,798
5,423	AtriCure, Inc.*	267,679
141	Atrion Corp.	79,764
5,513	Avanos Medical, Inc.*	140,912
2,841	Axogen, Inc.*	25,938
3,882	Axonics, Inc.*	195,925
3,041	CONMED Corp.	413,241
2,081	CytoSorbents Corp.*	7,471
1,118	Elctromed, Inc.*	11,974
2,424	Embecta Corp.	52,358
3,281	Enovis Corp.*	210,378
6,467	Envista Holdings Corp.*	218,843
427	FONAR Corp.*	7,302
4,496	Glaukos Corp.*	320,160

See accompanying notes to the financial statements.

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,250	Globus Medical, Inc.*	$253,045
3,641	Haemonetics Corp.*	309,995
1,134	Inari Medical, Inc.*	65,931
1,790	Inogen, Inc.*	20,675
3,470	Integer Holdings Corp.*	307,477
8,077	Integra LifeSciences Holdings Corp.*	332,207
1,681	iRadimed Corp.	80,251
2,006	IRIDEX Corp.*	4,353
249	Kewaunee Scientific Corp.*	3,857
5,751	Lantheus Holdings, Inc.*	482,624
2,646	LeMaitre Vascular, Inc.	178,023
1,127	LENSAR, Inc.*	4,790
5,632	LivaNova plc*	289,654
5,441	Merit Medical Systems, Inc.*	455,085
522	Mesa Laboratories, Inc.	67,077
2,684	NuVasive, Inc.*	111,628
4,344	Omnicell, Inc.*	320,022
11,694	OraSure Technologies, Inc.*	58,587
4,817	Orthofix Medical, Inc.*	86,995
2,663	OrthoPediatrics Corp.*	116,773
1,571	Pulmonx Corp.*	20,596
400	Semler Scientific, Inc.*	10,496
1,010	SI-BONE, Inc.*	27,250
3,128	Sight Sciences, Inc.*	25,900
337	Silk Road Medical, Inc.*	10,949
4,332	STAAR Surgical Co.*	227,733
879	Surmodics, Inc.*	27,521
1,169	Tactile Systems Technology, Inc.*	29,143
2,912	Tandem Diabetes Care, Inc.*	71,460
743	TransMedics Group, Inc.*	62,397
671	UFP Technologies, Inc.*	130,073
821	Utah Medical Products, Inc.	76,517
4,899	Varex Imaging Corp.*	115,469
8,600	ViewRay, Inc.*	3,029
755	Zynex, Inc.*^	7,240

		6,513,310

Health Care Providers & Services (3.1%):
644	Acadia Healthcare Co., Inc.*	51,288
6,905	Accolade, Inc.*	93,010
2,021	Addus HomeCare Corp.*	187,347
2,135	Amedisys, Inc.*	195,224
3,828	AMN Healthcare Services, Inc.*	417,711
6,816	Apollo Medical Holdings, Inc.*	215,386
19,092	Brookdale Senior Living, Inc.*	80,568
1,638	Castle Biosciences, Inc.*	22,473
17,271	Community Health Systems, Inc.*	75,992
1,549	CorVel Corp.*	299,732
4,391	Cross Country Healthcare, Inc.*	123,299
5,272	Encompass Health Corp.	356,967
2,372	Enhabit, Inc.*	27,278
5,739	Ensign Group, Inc. (The)	547,845
7,407	Enzo Biochem, Inc.*	13,629
774	Fulgent Genetics, Inc.*	28,661
5,537	HealthEquity, Inc.*	349,606
2,914	Hims & Hers Health, Inc.*	27,392
1,999	InfuSystem Holdings, Inc.*	19,250
1,190	Joint Corp. (The)*	16,065
1,339	ModivCare, Inc.*	60,536
1,428	National Healthcare Corp.	88,279

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
3,235	National Research Corp.	$140,755
11,926	NeoGenomics, Inc.*	191,651
314	OmniAb Operations, Inc.*(a)(b)	—
314	OmniAb Operations, Inc.*(a)(b)	—
26,516	OPKO Health, Inc.*	57,540
18,969	Option Care Health, Inc.*	616,303
7,875	Owens & Minor, Inc.*	149,940
10,254	Patterson Cos., Inc.	341,048
10,007	Pediatrix Medical Group, Inc.*	142,200
3,565	Pennant Group, Inc. (The)*	43,778
3,801	PetIQ, Inc.*	57,661
11,273	Premier, Inc., Class A	311,811
429	Privia Health Group, Inc.*	11,201
2,623	Progyny, Inc.*	103,189
1,080	Psychemedics Corp.	4,925
5,839	RadNet, Inc.*	190,468
13,065	Select Medical Holdings Corp.	416,251
10,156	Surgery Partners, Inc.*	456,919
2,123	Tenet Healthcare Corp.*	172,770
1,473	US Physical Therapy, Inc.	178,808

		6,884,756

Health Care Technology (0.6%):
7,056	Certara, Inc.*	128,490
1,545	Computer Programs and Systems, Inc.*	38,146
748	Doximity, Inc., Class A*	25,447
10,137	Evolent Health, Inc., Class A*	307,151
3,819	GoodRx Holdings, Inc., Class A*	21,081
6,108	Health Catalyst, Inc.*	76,350
3,597	HealthStream, Inc.	88,342
1,239	iCAD, Inc.*	2,020
8,255	NextGen Healthcare, Inc.*	133,896
445	OptimizeRx Corp.*	6,359
2,741	Schrodinger, Inc.*	136,831
1,580	Simulations Plus, Inc.	68,461
7,069	Teladoc Health, Inc.*	178,987
13,851	Veradigm, Inc.*	174,523

		1,386,084

Hotels, Restaurants & Leisure (2.6%):
1,219	Accel Entertainment, Inc.*	12,873
2,682	Bally’s Corp.*	41,732
3	Biglari Holdings, Inc., Class A*	2,850
319	Biglari Holdings, Inc., Class B*	62,888
3,650	BJ’s Restaurants, Inc.*	116,070
9,701	Bloomin’ Brands, Inc.	260,860
759	Bluegreen Vacations Holding Corp.	27,058
5,467	Brinker International, Inc.*	200,092
4,497	Carrols Restaurant Group, Inc.*	22,665
700	Century Casinos, Inc.*	4,970
6,222	Cheesecake Factory, Inc. (The)	215,157
1,131	Choice Hotels International, Inc.	132,915
2,823	Chuy’s Holdings, Inc.*	115,235
2,074	Cracker Barrel Old Country Store, Inc.	193,255
3,965	Dave & Buster’s Entertainment, Inc.*	176,680
6,787	Denny’s Corp.*	83,616
602	Dine Brands Global, Inc.	34,934
5,001	El Pollo Loco Holdings, Inc.	43,859
2,608	Fiesta Restaurant Group, Inc.*	20,708
100	Flanigan’s Enterprises, Inc.	3,065
2,709	Full House Resorts, Inc.*	18,150

See accompanying notes to the financial statements.

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,240	Hilton Grand Vacations, Inc.*	$192,666
1,648	Inspired Entertainment, Inc.*	24,242
5,547	International Game Technology plc	176,894
2,124	Jack in the Box, Inc.	207,154
3,042	Light & Wonder, Inc., Class A*	209,168
2,879	Marriott Vacations Worldwide Corp.	353,311
538	Nathans Famous, Inc.	42,255
1,669	Noodles & Co.*	5,641
1,507	ONE Group Hospitality, Inc. (The)*	11,031
3,557	Papa John’s International, Inc.	262,613
809	Penn Entertainment, Inc.*	19,440
555	Planet Fitness, Inc., Class A*	37,429
9,502	Playa Hotels & Resorts NV*	77,346
1,540	PlayAGS, Inc.*	8,701
897	Potbelly Corp.*	7,876
300	RCI Hospitality Holdings, Inc.	22,797
1,368	Red Robin Gourmet Burgers, Inc.*	18,919
662	Red Rock Resorts, Inc., Class A	30,968
7,273	SeaWorld Entertainment, Inc.*	407,361
3,298	Shake Shack, Inc., Class A*	256,321
2,405	Six Flags Entertainment Corp.*	62,482
1,870	Soho House & Co., Inc.*	10,135
2,373	Texas Roadhouse, Inc.	266,440
8,001	Travel + Leisure Co.	322,760
19,975	Wendy’s Co. (The)	434,456
1,655	Wingstop, Inc.	331,265
2,164	Wyndham Hotels & Resorts, Inc.	148,386

		5,737,689

Household Durables (2.5%):
608	Bassett Furniture Industries, Inc.	9,144
3,160	Beazer Homes U.S.A., Inc.*	89,396
969	Cavco Industries, Inc.*	285,855
3,620	Century Communities, Inc.	277,364
3,255	Ethan Allen Interiors, Inc.	92,051
820	Flexsteel Industries, Inc.	16,162
7,358	GoPro, Inc., Class A*	30,462
1,624	Green Brick Partners, Inc.*	92,243
2,890	Helen of Troy, Ltd.*	312,178
670	Hooker Furnishings Corp.	12,502
347	Hovnanian Enterprises, Inc., Class A*	34,426
3,018	Installed Building Products, Inc.	423,003
1,482	iRobot Corp.*	67,061
4,791	KB Home	247,743
1,138	Koss Corp.*	4,211
5,377	La-Z-Boy, Inc.	153,997
1,413	Legacy Housing Corp.*	32,768
6,614	Leggett & Platt, Inc.	195,907
2,144	LGI Homes, Inc.*	289,204
2,522	Lifetime Brands, Inc.	14,249
625	Lovesac Co. (The)*	16,844
1,513	M/I Homes, Inc.*	131,919
6,707	MDC Holdings, Inc.	313,686
1,818	Meritage Homes Corp.	258,647
6,102	Newell Brands, Inc.	53,087
9,527	Purple Innovation, Inc.^	26,485
5,951	Skyline Champion Corp.*	389,493
9,581	Sonos, Inc.*	156,458
12,185	Taylor Morrison Home Corp., Class A*	594,263
4,483	Tempur Sealy International, Inc.	179,634

Shares		Value
Common Stocks, continued
Household Durables, continued
1,904	Toll Brothers, Inc.	$150,549
872	TopBuild Corp.*	231,969
10,863	Tri Pointe Homes, Inc.*	356,958
798	Universal Electronics, Inc.*	7,677
2,661	Vizio Holding Corp., Class A*	17,962

		5,565,557

Household Products (0.6%):
1,235	Central Garden & Pet Co.*	47,881
4,712	Central Garden & Pet Co., Class A*	171,800
7,002	Energizer Holdings, Inc.	235,127
1,192	Oil-Dri Corp. of America	70,316
7,152	Reynolds Consumer Products, Inc.	202,044
3,808	Spectrum Brands Holdings, Inc.	297,214
1,352	WD-40 Co.	255,055

		1,279,437

Independent Power and Renewable Electricity Producers (0.5%):
8,330	Atlantica Sustainable Infrastructure plc	195,255
2,245	Clearway Energy, Inc., Class A	60,615
3,475	Clearway Energy, Inc., Class C	99,246
5,585	Ormat Technologies, Inc.	449,369
11,366	Sunnova Energy International, Inc.*^	208,112

		1,012,597

Insurance (3.2%):
4,463	Ambac Financial Group, Inc.*	63,553
9,019	American Equity Investment Life Holding Co.	469,980
2,102	AMERISAFE, Inc.	112,079
1,862	Argo Group International Holdings, Ltd.	55,134
6,925	Assured Guaranty, Ltd.	386,415
5,537	Axis Capital Holdings, Ltd.	298,057
7,671	Brighthouse Financial, Inc.*	363,222
4,681	BRP Group, Inc., Class A*	115,995
2,876	Crawford & Co., Class A	31,895
3,445	Crawford & Co., Class B	32,348
5,378	Donegal Group, Inc., Class A	77,604
1,337	eHealth, Inc.*	10,749
2,911	Employers Holdings, Inc.	108,900
1,582	Enstar Group, Ltd.*	386,388
5,076	First American Financial Corp.	289,433
29,676	Genworth Financial, Inc., Class A*	148,380
5,998	Greenlight Capital Re, Ltd., Class A*	63,189
175	Hallmark Financial Services, Inc.*	980
3,655	Hanover Insurance Group, Inc. (The)	413,125
489	HCI Group, Inc.	30,210
1,369	Heritage Insurance Holdings, Inc.*	5,271
4,168	Horace Mann Educators Corp.	123,623
135	Investors Title Co.	19,710
3,776	James River Group Holdings, Ltd.	68,950
5,318	Kemper Corp.	256,647
1,473	Kingstone Cos., Inc.	1,885
350	Kinsale Capital Group, Inc.	130,970
12,677	Maiden Holdings, Ltd.*	26,622
5,743	Mercury General Corp.	173,841
403	National Western Life Group, Inc., Class A	167,471
929	NI Holdings, Inc.*	13,796
376	Old Republic International Corp.	9,464
3,018	Primerica, Inc.	596,840
5,241	ProAssurance Corp.	79,087

See accompanying notes to the financial statements.

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
3,174	RLI Corp.	$433,156
1,548	Safety Insurance Group, Inc.	111,022
5,986	Selective Insurance Group, Inc.	574,357
12,459	SiriusPoint, Ltd.*	112,505
2,858	Stewart Information Services Corp.	117,578
5,636	Tiptree, Inc., Class A	84,596
3,821	United Fire Group, Inc.	86,584
4,410	Universal Insurance Holdings, Inc.	68,046
59	Unum Group	2,814
287	White Mountains Insurance Group, Ltd.	398,617

		7,121,088

Interactive Media & Services (0.7%):
3,144	Angi, Inc., Class A*	10,375
4,562	Bumble, Inc., Class A*	76,550
10,392	Cargurus, Inc.*	235,171
8,650	Cars.com, Inc.*	171,443
12,824	DHI Group, Inc.*	49,116
2,725	MediaAlpha, Inc., Class A*	28,095
6,656	QuinStreet, Inc.*	58,772
3,848	Shutterstock, Inc.	187,282
1,095	Travelzoo*	8,640
9,123	TripAdvisor, Inc.*	150,438
11,137	TrueCar, Inc.*	25,170
7,836	Yelp, Inc.*	285,309
5,107	Ziff Davis, Inc.*	357,796

		1,644,157

IT Services (0.3%):
1,700	Brightcove, Inc.*	6,817
758	CSP, Inc.	9,028
4,183	DXC Technology Co.*	111,770
10,373	Edgio, Inc.*	6,992
6,592	Fastly, Inc., Class A*	103,956
3,495	Hackett Group, Inc. (The)	78,113
1,300	Information Services Group, Inc.	6,968
8,725	Kyndryl Holdings, Inc.*	115,868
3,191	Perficient, Inc.*	265,906
3,168	PFSweb, Inc.	14,319
4,235	Unisys Corp.*	16,855

		736,592

Leisure Products (0.8%):
7,401	Acushnet Holdings Corp.	404,687
3,470	American Outdoor Brands, Inc.*	30,120
648	Brunswick Corp.	56,143
1,402	Escalade, Inc.	18,717
1,455	Johnson Outdoors, Inc., Class A	89,410
2,158	Malibu Boats, Inc., Class A*	126,588
3,527	Marine Products Corp.	59,465
1,734	MasterCraft Boat Holdings, Inc.*	53,147
7,857	Mattel, Inc.*	153,526
2,293	Nautilus Group, Inc.*	2,797
412	Polaris, Inc.	49,823
4,406	Smith & Wesson Brands, Inc.	57,454
2,044	Solo Brands, Inc., Class A*	11,569
10,855	Topgolf Callaway Brands Corp.*	215,472
4,296	Vista Outdoor, Inc.*	118,870
6,555	YETI Holdings, Inc.*	254,596

		1,702,384

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (0.7%):
11,902	Adaptive Biotechnologies Corp.*	$79,862
255	Azenta, Inc.*	11,903
2,852	BioLife Solutions, Inc.*	63,029
2,937	Codexis, Inc.*	8,224
1,999	CryoPort, Inc.*	34,483
5,439	Harvard Bioscience, Inc.*	29,860
3,074	Maravai LifeSciences Holdings, Inc., Class A*	38,210
2,657	Medpace Holdings, Inc.*	638,132
4,067	OmniAb, Inc.*	20,457
10,949	Pacific Biosciences of California, Inc.*	145,622
647	Personalis, Inc.*	1,216
3,541	Quanterix Corp.*	79,850
15,049	Sotera Health Co.*	283,523
1,185	Syneos Health, Inc.*	49,936

		1,484,307

Machinery (5.0%):
5,892	3D Systems Corp.*	58,508
1,337	Alamo Group, Inc.	245,888
3,623	Albany International Corp., Class A	337,953
10,320	Allison Transmission Holdings, Inc.	582,667
806	Art’s-Way Manufacturing Co., Inc.	1,878
2,342	Astec Industries, Inc.	106,420
5,963	Barnes Group, Inc.	251,579
1,880	Chart Industries, Inc.*	300,405
2,915	CIRCOR International, Inc.*	164,552
3,104	Columbus McKinnon Corp.	126,178
6,424	Commercial Vehicle Group, Inc.*^	71,306
1,917	Crane Co.	170,843
2,390	Crane NXT Co.	134,892
493	Donaldson Co., Inc.	30,817
3,774	Douglas Dynamics, Inc.	112,767
500	Eastern Co. (The)	9,045
5,334	Energy Recovery, Inc.*	149,085
5,407	Enerpac Tool Group Corp.	145,989
2,132	EnPro Industries, Inc.	284,686
1,739	Esab Corp.	115,713
2,512	ESCO Technologies, Inc.	260,319
6,371	Federal Signal Corp.	407,935
12,072	Flowserve Corp.	448,475
4,939	Franklin Electric Co., Inc.	508,223
11,667	Gates Industrial Corp. plc*	157,271
3,314	Gencor Industries, Inc.*	51,632
1,794	Gorman-Rupp Co. (The)	51,721
459	Graham Corp.*	6,096
3,796	Greenbrier Cos., Inc. (The)	163,608
3,709	Helios Technologies, Inc.	245,128
4,894	Hillenbrand, Inc.	250,964
1,170	Hurco Cos., Inc.	25,330
1,014	Hyster-Yale Materials Handling, Inc., Class A	56,622
219	ITT, Inc.	20,413
3,393	John Bean Technologies Corp.	411,571
951	Kadant, Inc.	211,217
7,094	Kennametal, Inc.	201,399
1,529	L.B. Foster Co., Class A*	21,834
1,158	Lindsay Corp.	138,196
3,189	Luxfer Holdings plc	45,379
3,228	Manitex International, Inc.*	17,302
2,653	Manitowoc Co., Inc. (The)*	49,956
589	Mayville Engineering Co., Inc.*	7,339

See accompanying notes to the financial statements.

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,424	Miller Industries, Inc.	$50,509
5,806	Mueller Industries, Inc.	506,748
17,126	Mueller Water Products, Inc., Class A	277,955
3,562	NN, Inc.*	8,513
920	Omega Flex, Inc.	95,478
2,691	Oshkosh Corp.	233,014
723	P&F Industries, Inc., Class A	4,555
1,229	Park-Ohio Holdings Corp.	23,351
3,123	Proto Labs, Inc.*	109,180
235	RBC Bearings, Inc.*	51,105
6,810	REV Group, Inc.	90,301
3,869	Shyft Group, Inc. (The)	85,350
3,392	SPX Technologies, Inc.*	288,218
1,443	Standex International Corp.	204,141
466	Taylor Devices, Inc.*	12,116
2,098	Tennant Co.	170,169
7,548	Terex Corp.	451,597
3,793	Timken Co. (The)	347,173
8,711	Titan International, Inc.*	100,002
8,005	Trinity Industries, Inc.	205,809
1,747	Twin Disc, Inc.*	19,671
5,930	Wabash National Corp.	152,045
2,870	Watts Water Technologies, Inc., Class A	527,305

		11,173,406

Marine Transportation (0.4%):
9,113	Costamare, Inc.	88,123
290	Eagle Bulk Shipping, Inc.^	13,931
315	Eneti, Inc.	3,815
6,304	Genco Shipping & Trading, Ltd.	88,445
4,186	Kirby Corp.*	322,113
3,488	Matson, Inc.	271,122

		787,549

Media (0.7%):
6,248	Altice U.S.A., Inc., Class A*	18,869
3,441	AMC Networks, Inc., Class A*	41,120
3,595	Boston Omaha Corp., Class A*	67,658
7,836	comScore, Inc.*	6,347
198	Daily Journal Corp.*	57,277
976	DallasNews Corp.	3,797
6,737	E.W. Scripps Co. (The), Class A*	61,643
12,895	Entravision Communications Corp., Class A	56,609
5,880	Gannett Co, Inc.*	13,230
7,507	Gray Television, Inc.	59,155
1,608	iHeartMedia, Inc., Class A*	5,853
5,763	Integral Ad Science Holding Corp.*	103,619
5,004	John Wiley & Sons, Inc., Class A	170,286
5,805	Magnite, Inc.*	79,238
348	Marchex, Inc., Class B*	738
3,785	New York Times Co. (The), Class A	149,053
432	Nexstar Media Group, Inc.	71,950
2,028	PubMatic, Inc., Class A*	37,072
3,615	Quotient Technology, Inc.*	13,882
3,440	Scholastic Corp.	133,782
7,113	Stagwell, Inc.*	51,285
3,284	TechTarget, Inc.*	102,231
10,206	TEGNA, Inc.	165,745
3,183	Thryv Holdings, Inc.*	78,302

Shares		Value
Common Stocks, continued
Media, continued
4,009	WideOpenWest, Inc.*	$33,836

		1,582,577

Metals & Mining (2.0%):
1,706	Alpha Metallurgical Resources, Inc.	280,398
2,124	Ampco-Pittsburgh Corp.*	6,754
1,062	Arconic Corp.*	31,414
1,338	Ascent Industries Co.*	12,162
14,433	ATI, Inc.*	638,372
5,453	Carpenter Technology Corp.	306,077
14,713	Century Aluminum Co.*	128,297
27,193	Coeur Mining, Inc.*	77,228
12,935	Commercial Metals Co.	681,157
4,961	Compass Minerals International, Inc.	168,674
15,692	Ferroglobe plc*	74,851
515	Fortitude Gold Corp.	3,234
1,805	Gold Resource Corp.	1,137
2,290	Haynes International, Inc.	116,378
49,711	Hecla Mining Co.	256,012
754	Kaiser Aluminum Corp.	54,017
2,268	Materion Corp.	259,006
937	McEwen Mining, Inc.*	6,737
9,300	MP Materials Corp.*	212,784
665	Olympic Steel, Inc.	32,585
4,149	Ryerson Holding Corp.	179,984
2,862	Schnitzer Steel Industries, Inc., Class A	85,831
6,647	SunCoke Energy, Inc.	52,312
6,015	TimkenSteel Corp.*	129,743
5,136	Tredegar Corp.	34,257
9,051	United States Steel Corp.	226,365
1,458	Universal Stainless & Alloy Products, Inc.*	20,427
2,207	Warrior Met Coal, Inc.	85,963
5,427	Worthington Industries, Inc.	377,014

		4,539,170

Multi-Utilities (0.5%):
7,625	Avista Corp.	299,434
6,714	Black Hills Corp.	404,585
5,832	NorthWestern Corp.	331,024
2,008	Unitil Corp.	101,826

		1,136,869

Oil, Gas & Consumable Fuels (4.2%):
2,827	Amplify Energy Corp.*	19,139
52,225	Antero Midstream Corp.	605,810
2,218	Arch Resources, Inc.	250,102
3,948	Ardmore Shipping Corp.	48,758
3,917	Baytex Energy Corp.*	12,769
9,758	Berry Corp.	67,135
5,609	California Resources Corp.	254,032
4,863	Callon Petroleum Co.*	170,545
882	Centrus Energy Corp., Class A*	28,718
735	Chord Energy Corp.	113,043
309	Civitas Resources, Inc.	21,435
21,990	Clean Energy Fuel Corp.*	109,070
17,318	CNX Resources Corp.*	306,875
17,410	Comstock Resources, Inc.^	201,956
3,124	CONSOL Energy, Inc.	211,838
8,717	CVR Energy, Inc.	261,161
6,942	Delek US Holdings, Inc.	166,261
3,982	Denbury, Inc.*	343,487

See accompanying notes to the financial statements.

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
17,465	DHT Holdings, Inc.	$148,976
5,245	Dorian LPG, Ltd.	134,534
2,631	DT Midstream, Inc.	130,419
35,592	Enlink Midstream LLC	377,275
15,991	Equitrans Midstream Corp.	152,874
2,943	Evolution Petroleum Corp.	23,750
5,232	Green Plains, Inc.*	168,680
741	Gulfport Energy Corp.*	77,857
3,562	International Seaways, Inc.	136,211
41,871	Kosmos Energy, Ltd.*	250,807
13,505	Magnolia Oil & Gas Corp., Class A	282,255
8,034	Matador Resources Co.	420,339
9,109	Murphy Oil Corp.	348,875
245	NACCO Industries, Inc., Class A	8,492
19,107	Nordic American Tankers, Ltd.	70,123
897	Northern Oil and Gas, Inc.	30,785
5,300	Overseas Shipholding Group, Inc., Class A*	22,101
5,769	Par Pacific Holdings, Inc.*	153,513
13,132	PBF Energy, Inc., Class A	537,624
3,598	PDC Energy, Inc.	255,962
11,090	Peabody Energy Corp.	240,209
16,331	Permian Resources Corp.	178,988
2,410	PHX Minerals, Inc.	7,519
6	PrimeEnergy Resources Corp.*	552
5,480	Range Resources Corp.	161,112
1,817	REX American Resources Corp.*	63,250
5,496	SandRidge Energy, Inc.	83,814
6,217	Scorpio Tankers, Inc.	293,629
13,204	SFL Corp., Ltd.	123,193
3,500	Sitio Royalties Corp., Class A	91,945
12,500	SM Energy Co.	395,375
40,654	Southwestern Energy Co.*	244,331
7,811	Talos Energy, Inc.*	108,339
6,156	Teekay Shipping Corp.*	37,182
4,269	Teekay Tankers, Ltd., Class A	163,204
1,933	Vital Energy, Inc.*	87,275
11,767	W&T Offshore, Inc.*	45,538
7,161	World Kinect Corp.	148,090

		9,397,131

Paper & Forest Products (0.3%):
2,555	Clearwater Paper Corp.*	80,023
3,299	Glatfelter Corp.	9,963
7,340	Louisiana-Pacific Corp.	550,353
7,454	Mercer International, Inc.	60,154
851	Sylvamo Corp.	34,423

		734,916

Passenger Airlines (0.7%):
8,201	Alaska Air Group, Inc.*	436,129
2,166	Allegiant Travel Co.*	273,522
1,769	Copa Holdings SA, Class A	195,616
1,436	Frontier Group Holdings, Inc.*	13,886
6,778	Hawaiian Holdings, Inc.*	72,999
25,978	JetBlue Airways Corp.*	230,165
4,173	SkyWest, Inc.*	169,925
7,810	Spirit Airlines, Inc.	134,020

		1,526,262

Personal Care Products (1.1%):
3,738	Beauty Health Co. (The)*	31,287

Shares		Value
Common Stocks, continued
Personal Care Products, continued
10,346	BellRing Brands, Inc.*	$378,664
4,160	Coty, Inc., Class A*	51,126
5,591	Edgewell Personal Care Co.	230,964
5,839	elf Beauty, Inc.*	666,989
4,508	Herbalife, Ltd.*	59,686
3,699	Inter Parfums, Inc.	500,216
900	Lifevantage Corp.	3,915
1,046	Medifast, Inc.	96,399
1,387	Natural Alternatives International, Inc.*	10,292
369	Natural Health Trends Corp.	2,022
3,865	Natures Sunshine Products, Inc.*	52,757
4,261	Nu Skin Enterprises, Inc., Class A	141,465
340	United-Guardian, Inc.	2,897
2,073	USANA Health Sciences, Inc.*	130,682

		2,359,361

Pharmaceuticals (1.1%):
1,113	Aclaris Therapeutics, Inc.*	11,542
9,876	Amneal Pharmaceuticals, Inc.*	30,616
5,537	Amphastar Pharmaceuticals, Inc.*	318,211
1,824	ANI Pharmaceuticals, Inc.*	98,186
2,880	Cara Therapeutics, Inc.*	8,150
327	Catalent, Inc.*	14,179
4,640	Collegium Pharmaceutical, Inc.*	99,714
8,031	Corcept Therapeutics, Inc.*	178,690
3,415	Cumberland Pharmaceuticals, Inc.*	5,020
5,512	Cymabay Therapeutics, Inc.*	60,356
3,833	Elanco Animal Health, Inc.*	38,560
1,163	EyePoint Pharmaceuticals, Inc.*	10,118
4,130	Harmony Biosciences Holdings, Inc.*	145,335
2,485	Harrow Health, Inc.*	47,314
8,756	Innoviva, Inc.*	111,464
1,693	Ligand Pharmaceuticals, Inc.*	122,065
10,744	Nektar Therapeutics*	6,180
882	NGM Biopharmaceuticals, Inc.*	2,284
7,543	Organon & Co.	156,970
4,377	Pacira BioSciences, Inc.*	175,386
6,939	Perrigo Co. plc	235,579
3,419	Phibro Animal Health Corp., Class A	46,840
5,147	Prestige Consumer Healthcare, Inc.*	305,886
420	Relmada Therapeutics, Inc.*	1,033
911	scPharmaceuticals, Inc.*^	9,283
5,073	SIGA Technologies, Inc.	25,619
5,644	Supernus Pharmaceuticals, Inc.*	169,659
2,116	Taro Pharmaceutical Industries, Ltd.*	80,260
3,288	Terns Pharmaceuticals, Inc.*	28,770
352	Ventyx Biosciences, Inc.*	11,546

		2,554,815

Professional Services (2.8%):
5,555	ASGN, Inc.*	420,125
935	Asure Software, Inc.*	11,370
1,144	Barrett Business Services, Inc.	99,757
558	CACI International, Inc., Class A*	190,189
6,075	CBIZ, Inc.*	323,676
1,374	Clarivate plc*	13,094
909	Concentrix Corp.	73,402
24,230	Conduent, Inc.*	82,382
490	CRA International, Inc.	49,980
3,392	CSG Systems International, Inc.	178,894
5,170	Dun & Bradstreet Holdings, Inc.	59,817

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
3,445	ExlService Holdings, Inc.*	$520,402
5,277	Exponent, Inc.	492,450
2,635	Forrester Research, Inc.*	76,652
1,760	Franklin Covey Co.*	76,877
2,543	Heidrick & Struggles International, Inc.	67,313
2,277	Huron Consulting Group, Inc.*	193,340
1,077	IBEX Holdings, Ltd.*	22,865
2,245	ICF International, Inc.	279,255
3,565	Insperity, Inc.	424,092
668	KBR, Inc.	43,460
4,618	Kelly Services, Inc., Class A	81,323
2,422	Kforce, Inc.	151,762
5,109	Korn Ferry	253,100
1,919	ManpowerGroup, Inc.	152,369
1,332	Mastech Digital, Inc.*	13,160
3,715	Maximus, Inc.	313,955
3,943	Mistras Group, Inc.*	30,440
1,892	NV5 Global, Inc.*	209,577
1,117	Paycor HCM, Inc.*	26,439
4,105	Resources Connection, Inc.	64,489
3,126	Science Applications International Corp.	351,612
1,400	TaskUS, Inc., Class A*	15,848
5,468	TriNet Group, Inc.*	519,296
4,565	TrueBlue, Inc.*	80,846
5,287	TTEC Holdings, Inc.	178,912
1,200	Upwork, Inc.*	11,208
8,419	Verra Mobility Corp.*	166,023
505	Willdan Group, Inc.*	9,676

		6,329,427

Real Estate Management & Development (0.8%):
1,580	AMREP Corp.*	28,340
3,740	Anywhere Real Estate, Inc.*	24,983
395	CKX Lands, Inc.*	3,946
10,668	Compass, Inc., Class A*	37,338
15,704	Cushman & Wakefield plc*	128,459
12,238	Douglas Elliman, Inc.	27,168
913	eXp World Holdings, Inc.^	18,516
1,627	Five Point Holdings LLC, Class A*	4,702
5,226	Forestar Group, Inc.*	117,846
971	FRP Holdings, Inc.*	55,900
4,346	Howard Hughes Corp. (The)*	342,986
10	J.W. Mays, Inc.*	468
14,336	Kennedy-Wilson Holdings, Inc.	234,107
3,651	Marcus & Millichap, Inc.	115,043
1,035	Maui Land & Pineapple Co., Inc.*	14,738
17,049	Newmark Group, Inc.	106,045
1,207	Rafael Holdings, Inc., Class B*	2,522
688	RE/MAX Holdings, Inc., Class A	13,251
2,198	RMR Group, Inc. (The), Class A	50,928
5,902	St Joe Co. (The)	285,303
308	Stratus Properties, Inc.	8,085
4,527	Tejon Ranch Co.*	77,910

		1,698,584

Semiconductors & Semiconductor Equipment (3.5%):
1,271	Aehr Test Systems*	52,429
2,944	Alpha & Omega Semiconductor, Ltd.*	96,563
3,209	Ambarella, Inc.*	268,497
22,000	Amkor Technology, Inc.	654,500
1,301	Amtech Systems, Inc.*	12,438

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,636	Axcelis Technologies, Inc.*	$666,588
2,777	AXT, Inc.*	9,553
2,382	CEVA, Inc.*	60,860
5,561	Cirrus Logic, Inc.*	450,497
4,518	Cohu, Inc.*	187,768
5,088	Diodes, Inc.*	470,589
7,567	FormFactor, Inc.*	258,943
4,679	GSI Technology, Inc.*	25,875
3,150	Ichor Holdings, Ltd.*	118,125
1,349	inTEST Corp.*	35,425
5,112	Kulicke & Soffa Industries, Inc.	303,908
4,502	MACOM Technology Solutions Holdings, Inc.*	295,016
1,636	MagnaChip Semiconductor Corp.*	18,290
8,358	MaxLinear, Inc., Class A*	263,778
129	MKS Instruments, Inc.	13,945
1,056	NVE Corp.	102,897
5,286	Onto Innovation, Inc.*	615,660
4,569	PDF Solutions, Inc.*	206,062
2,693	Photronics, Inc.*	69,452
2,109	Pixelworks, Inc.*	3,649
5,868	Power Integrations, Inc.	555,524
9,084	Rambus, Inc.*	582,920
6,562	Semtech Corp.*	167,068
2,296	Silicon Laboratories, Inc.*	362,171
2,252	SMART Global Holdings, Inc.*	65,330
3,812	Synaptics, Inc.*	325,469
5,069	Ultra Clean Holdings, Inc.*	194,954
1,328	Universal Display Corp.	191,405
4,871	Veeco Instruments, Inc.*	125,087

		7,831,235

Software (3.3%):
8,280	A10 Networks, Inc.	120,805
12,372	ACI Worldwide, Inc.*	286,659
12,840	Adeia, Inc.	141,368
2,981	Agilysys, Inc.*	204,616
5,861	Alarm.com Holdings, Inc.*	302,897
3,530	Altair Engineering, Inc., Class A*	267,715
5,064	American Software, Inc., Class A	53,223
796	Appfolio, Inc., Class A*	137,023
1,884	AvePoint, Inc.*	10,852
2,785	Aware, Inc.*	4,400
6,035	Blackbaud, Inc.*	429,571
12,665	Box, Inc., Class A*	372,098
1,432	Braze, Inc., Class A*	62,707
2,942	Cerence, Inc.*	85,995
3,799	Cognyte Software, Ltd.*	23,136
4,305	CommVault Systems, Inc.*	312,629
2,247	Consensus Cloud Solutions, Inc.*	69,657
6,335	DoubleVerify Holdings, Inc.*	246,558
5,396	E2open Parent Holdings, Inc.*	30,218
3,520	Ebix, Inc.	88,704
1,400	eGain Corp.*	10,486
2,921	EngageSmart, Inc.*	55,762
4,266	Envestnet, Inc.*	253,187
463	Everbridge, Inc.*	12,455
1,623	Guidewire Software, Inc.*	123,478
1,398	Informatica, Inc., Class A*	25,863
2,755	InterDigital, Inc.	265,995
5,474	Jamf Holding Corp.*	106,852

See accompanying notes to the financial statements.

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
4,429	Jfrog, Ltd.*	$122,683
7,700	LiveRamp Holdings, Inc.*	219,912
3,178	Mitek Systems, Inc.*	34,450
1,326	Model N, Inc.*	46,887
13,710	NCR Corp.*	345,492
4,082	Olo, Inc., Class A*	26,370
2,642	ON24, Inc.	21,453
3,431	OneSpan, Inc.*	50,916
5,793	PowerSchool Holdings, Inc.*	110,878
4,551	Progress Software Corp.	264,413
293	Q2 Holdings, Inc.*	9,054
3,599	Qualys, Inc.*	464,883
7,922	Rimini Street, Inc.*	37,946
3,449	Sapiens International Corp. NV	91,743
539	Shotspotter, Inc.*	11,783
1,900	Smith Micro Software, Inc.*	2,109
5,797	SolarWinds Corp.*	59,477
1,013	Sprinklr, Inc., Class A*	14,010
2,387	SPS Commerce, Inc.*	458,447
3,280	Synchronoss Technologies, Inc.*	3,047
9,872	Teradata Corp.*	527,264
870	Upland Software, Inc.*	3,132
1,147	Varonis Systems, Inc.*	30,568
6,778	Verint Systems, Inc.*	237,637
3,188	Xperi, Inc.*	41,922

		7,341,385

Specialty Retail (2.9%):
1,021	1-800-Flowers.com, Inc., Class A*	7,964
3,889	Aaron’s Co., Inc. (The)	54,990
5,919	Abercrombie & Fitch Co., Class A*	223,028
8,552	Academy Sports & Outdoors, Inc.	462,236
22,289	American Eagle Outfitters, Inc.	263,010
840	America’s Car-Mart, Inc.*	83,815
4,214	Arko Corp.	33,501
1,894	Asbury Automotive Group, Inc.*	455,355
1,266	AutoNation, Inc.*	208,396
5,705	Barnes & Noble Education, Inc.*	7,188
1,634	Big 5 Sporting Goods Corp.^	14,967
3,059	Boot Barn Holdings, Inc.*	259,067
5,832	Buckle, Inc. (The)	201,787
1,732	Build-A-Bear Workshop, Inc.	37,099
4,212	Caleres, Inc.	100,793
407	Camping World Holdings, Inc., Class A^	12,251
2,166	CarParts.com, Inc.*	9,206
1,799	Cato Corp. (The), Class A	14,446
15,144	Chico’s FAS, Inc.*	81,020
1,618	Children’s Place, Inc. (The)*	37,554
1,682	Citi Trends, Inc.*	29,704
2,251	Conn’s, Inc.*	8,329
4,201	Container Store Group, Inc. (The)*	13,191
5,322	Designer Brands, Inc., Class A^	53,752
4,253	Destination XL Group, Inc.*	20,840
738	Duluth Holdings, Inc., Class B*	4,635
9,025	Foot Locker, Inc.	244,668
950	Franchise Group, Inc.	27,208
8,222	Gap, Inc. (The)	73,422
1,751	Genesco, Inc.*	43,845
753	Group 1 Automotive, Inc.	194,349
5,310	Guess?, Inc.	103,280

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,627	Haverty Furniture Cos., Inc.	$79,388
1,759	Hibbett, Inc.	63,834
861	J. Jill, Inc.*	18,451
1,300	Lands’ End, Inc.*	10,088
8,685	Leslie’s, Inc.*	81,552
1,529	LL Flooring Holdings, Inc.*	5,856
1,251	MarineMax, Inc.*	42,734
3,840	Monro, Inc.	156,019
1,446	Murphy U.S.A., Inc.	449,865
9,122	National Vision Holdings, Inc.*	221,573
2,301	ODP Corp. (The)*	107,733
443	OneWater Marine, Inc.*	16,054
159	Penske Automotive Group, Inc.	26,494
3,370	PetMed Express, Inc.	46,472
2,414	Revolve Group, Inc.*	39,590
9,361	Sally Beauty Holdings, Inc.*	115,608
3,524	Shoe Carnival, Inc.	82,744
4,223	Signet Jewelers, Ltd.	275,593
2,863	Sleep Number Corp.*	78,103
1,077	Sonic Automotive, Inc., Class A	51,341
5,038	Sportsman’s Warehouse Holdings, Inc.*	28,717
3,300	Stitch Fix, Inc., Class A*	12,705
1,307	Tile Shop Holdings, Inc.*	7,241
2,271	Tilly’s, Inc., Class A*	15,920
5,782	Upbound Group, Inc.	179,994
9,674	Urban Outfitters, Inc.*	320,500
8,308	Valvoline, Inc.	311,633
3,486	Victoria’s Secret & Co.*	60,761
924	Warby Parker, Inc., Class A*	10,802
453	Winmark Corp.	150,609
2,194	Zumiez, Inc.*	36,552

		6,489,422

Technology Hardware, Storage & Peripherals (0.5%):
1,308	AstroNova, Inc.*	18,966
5,532	Avid Technology, Inc.*	141,066
1,518	Immersion Corp.	10,748
1,673	Intevac, Inc.*	6,274
6,812	Stratasys, Ltd.*	120,981
2,757	Super Micro Computer, Inc.*	687,182
1,590	TransAct Technologies, Inc.*	14,246
600	Turtle Beach Corp.*	6,990
9,858	Xerox Holdings Corp.	146,786

		1,153,239

Textiles, Apparel & Luxury Goods (1.0%):
4,805	Capri Holdings, Ltd.*	172,452
4,104	Carter’s, Inc.	297,950
4,005	Columbia Sportswear Co.	309,346
2,291	Culp, Inc.*	11,386
2,091	Fossil Group, Inc.*	5,374
5,172	G-III Apparel Group, Ltd.*	99,665
5,770	Hanesbrands, Inc.	26,196
6,230	Kontoor Brands, Inc.	262,283
816	Lakeland Industries, Inc.	11,742
1,625	Movado Group, Inc.	43,599
1,628	Oxford Industries, Inc.	160,228
3,974	PVH Corp.	337,671
674	Rocky Brands, Inc.	14,154
8,848	Steven Madden, Ltd.	289,241
418	Superior Group of Cos., Inc.	3,904

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
11,206	Under Armour, Inc., Class A*	$80,907
11,499	Under Armour, Inc., Class C*	77,158
957	Unifi, Inc.*	7,723
1,916	Vera Bradley, Inc.*	12,243
6,915	Wolverine World Wide, Inc.	101,581

		2,324,803

Tobacco (0.2%):
763	Turning Point Brands, Inc.	18,320
2,298	Universal Corp.	114,762
17,860	Vector Group, Ltd.	228,786

		361,868

Trading Companies & Distributors (2.8%):
12,706	Air Lease Corp.	531,746
3,201	Alta Equipment Group, Inc.	55,473
4,426	Applied Industrial Technologies, Inc.	641,018
7,216	Beacon Roofing Supply, Inc.*	598,784
1,151	BlueLinx Holdings, Inc.*	107,941
2,610	Boise Cascade Co.	235,813
2,629	DXP Enterprises, Inc.*	95,722
2,463	EVI Industries, Inc.*	54,186
3,079	GATX Corp.	396,390
4,153	Global Industrial Co.	115,329
1,159	GMS, Inc.*	80,203
2,840	H&E Equipment Services, Inc.	129,930
3,306	Herc Holdings, Inc.	452,426
2,500	Hudson Technologies, Inc.*	24,050
2,937	McGrath RentCorp	271,614
9,914	MRC Global, Inc.*	99,834
4,207	MSC Industrial Direct Co., Inc.	400,843
13,081	NOW, Inc.*	135,519
3,662	Rush Enterprises, Inc., Class A	222,430
876	Rush Enterprises, Inc., Class B	59,621
681	SiteOne Landscape Supply, Inc.*	113,972
4,207	Textainer Group Holdings, Ltd.	165,672
3,252	Titan Machinery, Inc.*	95,934
1,171	Transcat, Inc.*	99,898
6,285	Triton International, Ltd.	523,289
5,651	Univar Solutions, Inc.*	202,532
1,384	Veritiv Corp.	173,844
576	WESCO International, Inc.	103,138

		6,187,151

Water Utilities (0.5%):
3,880	American States Water Co.	337,560
933	Artesian Resources Corp., Class A	44,056
5,298	California Water Service Group	273,536
1,256	Consolidated Water Co., Ltd.	30,433
1,823	Middlesex Water Co.	147,043
3,435	Pure Cycle Corp.*	37,785
3,168	SJW Group	222,109

Shares		Value
Common Stocks, continued
Water Utilities, continued
1,701	York Water Co. (The)	$70,200

		1,162,722

Wireless Telecommunication Services (0.2%):
8,428	Gogo, Inc.*	143,360
5,245	Shenandoah Telecommunications Co.	101,910
2,722	Spok Holdings, Inc.	36,175
11,047	Telephone and Data Systems, Inc.	90,917
3,950	United States Cellular Corp.*^	69,639

		442,001

Total Common Stocks (Cost $199,991,732)		222,775,511

Preferred Stocks (0.0%†):
Media (0.0%†):
430	Liberty Broadband Corp., Series A	9,911

Trading Companies & Distributors (0.0%†):
2,540	WESCO International, Inc., Series A, 1.40%	67,869

Total Preferred Stocks (Cost $70,827)		77,780

Rights (0.0%†):
Biotechnology (0.0%†):
1,262	Albireo Pharma, Inc. CVR, Expires on 3/2/26*	2,035
2,004	Chinook Therapeutics CVR, Expires on 12/31/49*	4,970

		7,005

Energy Equipment & Services (0.0%†):
5,401	Resolute Fst CVR, Expires on 1/1/26*	7,670

Health Care Providers & Services (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	2,391
8,452	Xeris BioPharma Hold CVR, Expires on 10/6/49*	2,566

		4,957

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	241

Total Rights (Cost $–)		19,873

Short-Term Security Held as Collateral for Securities on Loan (0.6%):
1,255,965	BlackRock Liquidity FedFund, Institutional Class, 3.57%(c)(d)	1,255,965

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,255,965)		1,255,965

Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
740,702	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(d)	740,702

Total Unaffiliated Investment Company (Cost $740,702)		740,702

Total Investment Securities (Cost $202,059,226) — 100.6%		224,869,831
Net other assets (liabilities) — (0.6)%		(1,385,659)

Net Assets — 100.0%		$223,484,172

Percentages indicated are based on net assets as of June 30, 2023.

CVR        -        Contingency Valued Rights

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,221,530.

†	Represents less than 0.05%.

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

(b)	Security was valued using significant unobservable inputs as of June 30, 2023.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(d)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—“ are either $0 or round to less than $1.

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$202,059,226

Investment securities, at value(a)	$224,869,831
Interest and dividends receivable	137,927
Receivable for investments sold	191,333
Prepaid expenses	4

Total Assets	225,199,095

Liabilities:
Payable for investments purchased	290,702
Payable for collateral received on loaned securities	1,255,965
Management fees payable	120,102
Administration fees payable	2,764
Distribution fees payable	44,814
Custodian fees payable	193
Administrative and compliance services fees payable	23
Transfer agent fees payable	35
Trustee fees payable	120
Other accrued liabilities	205

Total Liabilities	1,714,923

Commitments and contingent liabilities^

Net Assets	$223,484,172

Net Assets Consist of:
Paid in capital	$179,937,432
Total distributable earnings	43,546,740

Net Assets	$223,484,172

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,377,960
Net Asset Value (offering and redemption price per share)	$9.99

(a)	Includes securities on loan of $1,221,530.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$1,374,849
Income from securities lending	1,785
Foreign withholding tax	(1,410)

Total Investment Income	1,375,224

Expenses:
Management fees	740,786
Administration fees	30,774
Distribution fees	217,877
Custodian fees	10,176
Administrative and compliance services fees	1,151
Transfer agent fees	2,770
Trustee fees	4,488
Professional fees	3,810
Shareholder reports	1,372
Other expenses	1,925

Total expenses before reductions	1,015,129
Less Management fees contractually waived	(156,872)

Net expenses	858,257

Net Investment Income/(Loss)	516,967

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	8,628,543
Change in net unrealized appreciation/depreciation on securities and foreign currencies	4,688,491

Net realized and Change in net unrealized gains/losses on investments	13,317,034

Change in Net Assets Resulting From Operations	$13,834,001

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$516,967	$448,407
Net realized gains/(losses) on investments	8,628,543	11,018,027
Change in unrealized appreciation/depreciation on investments	4,688,491	(30,719,096)

Change in net assets resulting from operations	13,834,001	(19,252,662)

Distributions to Shareholders:
Distributions	—	(31,426,517)

Change in net assets resulting from distributions to shareholders	—	(31,426,517)

Capital Transactions:
Proceeds from shares issued	112,323,800	30,390
Proceeds from dividends reinvested	—	31,426,517
Value of shares redeemed	(19,345,073)	(19,090,502)

Change in net assets resulting from capital transactions	92,978,727	12,366,405

Change in net assets	106,812,728	(38,312,774)
Net Assets:
Beginning of period	116,671,444	154,984,218

End of period	$223,484,172	$116,671,444

Share Transactions:
Shares issued	11,963,572	2,230
Dividends reinvested	—	3,457,263
Shares redeemed	(1,933,214)	(1,593,498)

Change in shares	10,030,358	1,865,995

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$9.45		$14.79	$12.46	$11.33	$10.19	$12.40

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.04 (a)	0.06 (a)	0.05 (a)	0.05 (a)	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.51		(2.08)	3.50	1.46	2.00	(1.53)

Total from Investment Activities	0.54		(2.04)	3.56	1.51	2.05	(1.46)

Distributions to Shareholders From:
Net Investment Income	—		(0.08)	(0.09)	(0.05)	(0.06)	(0.07)
Net Realized Gains	—		(3.22)	(1.14)	(0.33)	(0.85)	(0.68)

Total Dividends	—		(3.30)	(1.23)	(0.38)	(0.91)	(0.75)

Net Asset Value, End of Period	$9.99		$9.45	$14.79	$12.46	$11.33	$10.19

Total Return(b)	5.71	%(c)	(12.91)%	29.02%	13.97%	21.10%	(12.64)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$223,484		$116,671	$154,984	$167,790	$170,336	$149,873
Net Investment Income/(Loss)(d)	0.59%		0.35%	0.40%	0.54%	0.46%	0.48%
Expenses Before Reductions(d)(e)	1.16%		1.16%	1.17%	1.19%	1.17%	1.16%
Expenses Net of Reductions(d)	0.98%		1.01%	1.02%	1.04%	1.02%	1.01%
Portfolio Turnover Rate	16	%(c)	10%	12%	22%	10%	9%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $179 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,255,965 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.67% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.25%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

25

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

26

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$222,751,553	$23,958	$—	#	$222,775,511
Preferred Stocks+	77,780	—	—		77,780
Rights+	—	19,873	—		19,873
Short-Term Security Held as Collateral for Securities on Loan	1,255,965	—	—		1,255,965
Unaffiliated Investment Company	740,702	—	—		740,702

Total Investment Securities	$224,826,000	$43,831	$—		$224,869,831

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Small Cap Fund	$117,800,963	$24,806,947

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Capitalization Risk: Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $98,508,853. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$35,651,305
Unrealized (depreciation)	(17,462,845)

Net unrealized appreciation/(depreciation)	$18,188,460

27

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Small Cap Fund	$4,547,617	$26,878,900	$31,426,517

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL DFA U.S. Small Cap Fund	$695,184	$10,829,095	$—	$18,188,460	$29,712,739

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund was wholly-owned by multiple shareholder accounts which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

29

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

30

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 31

Statement of Operations Page 31

Statements of Changes in Net Assets Page 32

Financial Highlights Page 33

Notes to the Financial Statements Page 34

Other Information Page 43

Statement Regarding the Trust’s Liquidity Risk Management Program Page 44

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Enhanced Bond Index Fund	$1,000.00	$1,020.00	$3.16	0.63%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Enhanced Bond Index Fund	$1,000.00	$1,021.67	$3.16	0.63%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	33.8%

U.S. Treasury Obligations	23.5

Corporate Bonds	22.1

Unaffiliated Investment Company	10.1

Asset Backed Securities	7.7

Collateralized Mortgage Obligations	6.5

Yankee Debt Obligations	3.0

Municipal Bonds	0.5

Foreign Bonds	0.5

Short-Term Security Held as Collateral for Securities on Loan	0.1

Total Investment Securities	107.8

Net other assets (liabilities)	(7.8)

Net Assets	100.0%

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Asset Backed Securities (7.7%):
$3,294,000	American Express Credit Account Master Trust, Class A, Series 2023-2, 4.80%, 5/15/30	$3,259,855
907,000	American Express Credit Account Master Trust, Class A, Series 2022-3, 3.75%, 8/16/27	879,665
6,700,000	American Express Credit Account Master Trust, Class A, Series 2023-1, 4.87%, 5/15/28	6,660,861
2,214,462	American Homes 4 Rent LLC, Class A, Series 2014- SFR3, 3.68%, 12/17/36(a)	2,135,042
6,894,000	BA Credit Card Trust, Class A1, Series 2023-A1, 4.79%, 5/15/28	6,838,963
1,192,000	BA Credit Card Trust, Class A2, Series 2022-A2, 5.00%, 4/17/28	1,186,417
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018- B7, 4.51%, 11/15/51, Callable 11/15/28 @ 100	1,541,238
8,360,000	Capital One Multi-Asset Execution Trust, Class A, Series 2023-A1, 4.42%, 5/15/28	8,208,284
2,237,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A3, 4.95%, 10/15/27	2,220,744
341,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A2, 3.49%, 5/15/27	329,658
1,070,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2021-A2, 1.39%, 7/15/30	899,129
1,018,000	Carmax Auto Owner Trust, Class A3, Series 2023-2, 5.05%, 1/18/28, Callable 7/15/26 @ 100	1,010,650
1,612,000	Carmax Auto Owner Trust, Class A3, Series 2022-4, 5.34%, 8/16/27, Callable 4/15/26 @ 100	1,606,460
1,204,350	CarMax Auto Owner Trust, Class A2A, Series 2022- 2, 2.81%, 5/15/25	1,197,315
133,288	College Ave Student Loans LLC, Class A1, Series 2021-A, 6.25% (US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	133,567
921,543	College Ave Student Loans LLC, Class A2, Series 2021-C, 2.32%, 7/26/55, Callable 12/25/34 @ 100(a)	784,963
1,693,000	College Ave Student Loans LLC, Class A2, Series 2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a)	1,658,091
962,743	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	811,942
3,400,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-4, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a)	3,250,872
1,712,200	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,669,153
2,206,728	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 10/15/24 @ 100(a)	2,163,029
8,599,000	Discover Card Execution Note Trust, Class A, Series 2023-A1, 4.31%, 3/15/28	8,411,150
2,215,000	Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 6/15/28	2,206,078
400,352	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	345,063
773,000	Enterprise Fleet Financing LLC, Class A3, Series 2022-3, 4.29%, 7/20/29, Callable 5/20/26 @ 100(a)	740,852
7,056,000	Enterprise Fleet Financing LLC, Class A2, Series 2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a)	7,023,437
1,522,000	Enterprise Fleet Financing LLC, Class A3, Series 2023-2, 5.50%, 4/22/30, Callable 2/20/27 @ 100(a)	1,508,758

Principal Amount		Value
Asset Backed Securities, continued
$1,294,250	Ford Credit Auto Lease Trust, Class A2A, Series 2022-A, 2.78%, 10/15/24	$1,290,442
3,637,000	Ford Credit Auto Owner Trust, Class A3, Series 2023-B, 5.23%, 5/15/28, Callable 2/15/27 @ 100	3,620,331
1,955,000	Ford Credit Auto Owner Trust, Class A3, Series 2023-A, 4.65%, 2/15/28, Callable 5/15/26 @ 100	1,926,886
917,000	Ford Credit Auto Owner Trust, Class A3, Series 2022-D, 5.27%, 5/17/27, Callable 1/15/26 @ 100	913,805
6,228,000	Ford Credit Auto Owner Trust, Class A, Series 2023- 1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a)	6,095,264
12,119,000	Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2023-1, 4.92%, 5/15/28(a)	11,970,402
1,704,000	GMF Floorplan Owner Revolving Trust, Class A, Series 2023-2, 5.34%, 6/17/30(a)	1,695,498
410,078	Goodleap Sustainable Home Solutions Trust, Class A, Series 2022-1GS, 2.70%, 1/20/49, Callable 7/20/36 @ 100(a)	326,730
866,224	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-5CS, 2.31%, 10/20/48, Callable 10/20/36 @ 100(a)	668,666
1,833,806	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2022-3CS, 4.95%, 7/20/49, Callable 1/20/37 @ 100(a)	1,674,145
1,581,501	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 9/20/36 @ 100(a)	1,204,089
2,960,000	GPMT, Ltd., Class A, Series 2021-FL4, 6.50% (US0001M+135bps), 11/15/36, Callable 11/20/23 @ 100(a)	2,854,702
1,467,000	Honda Auto Receivables Owner Trust, Class A3, Series 2023-1, 5.04%, 4/21/27, Callable 6/21/26 @ 100	1,457,345
3,369,000	Honda Auto Receivables Owner Trust, Class A3, Series 2023-2, 4.93%, 11/15/27, Callable 9/15/26 @ 100	3,346,295
6,226,000	Hyundai Auto Receivables Trust, Class A3, Series 2022-C, 5.39%, 6/15/27, Callable 12/15/26 @ 100	6,205,681
8,044,000	John Deere Owner Trust, Class A3, Series 2023-B, 5.18%, 3/15/28, Callable 1/15/27 @ 100	8,019,613
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,196,945
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,053,210
156,000	Mercedes-Benz Auto Receivables Trust, Class A3, Series 2022-1, 5.21%, 8/16/27, Callable 5/15/26 @ 100	154,889
1,605,000	Mercedes-Benz Auto Receivables Trust, Class A3, Series 2023-1, 4.51%, 11/15/27, Callable 5/15/26 @ 100	1,577,986
924,542	Mosaic Solar Loan Trust, Class A, Series 2022-D, 6.16%, 6/20/53, Callable 8/20/37 @ 100(a)	909,116
1,462,142	Mosaic Solar Loan Trust, Class A, Series 2022-1A, 2.64%, 1/20/53, Callable 4/20/36 @ 100(a)	1,240,774
856,677	Mosaic Solar Loan Trust, Class A, Series 2022-2A, 4.38%, 1/21/53, Callable 8/20/38 @ 100(a)	781,610
934,204	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 6.19% (US0001M+100bps), 4/15/69, Callable 10/15/31 @ 100(a)	917,948

See accompanying notes to the financial statements.

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$66,592	Navient Private Education Loan Trust, Class A2A, Series 2018-BA, 3.61%, 12/15/59, Callable 3/15/28 @ 100(a)	$64,110
1,974,192	Navient Private Education Refi Loan Trust, Class A2A, Series 2019-D, 3.01%, 12/15/59, Callable 7/15/31 @ 100(a)	1,823,689
3,995,091	Navient Private Education Refi Loan Trust, Class A, Series 2022-BA, 4.16%, 10/15/70, Callable 10/15/29 @ 100(a)	3,782,629
5,093,834	Navient Private Education Refi Loan Trust, Class A, Series 2023-A, 5.51%, 10/15/71, Callable 10/15/32 @ 100(a)	4,993,814
6,029,566	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 8/15/29 @ 100(a)	5,101,107
407,314	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 3/15/28 @ 100(a)	351,340
1,923,213	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 6.26% (PRIME-(199)bps), 4/15/60, Callable 5/15/32 @ 100(a)	1,780,754
1,873,409	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 4/15/27 @ 100(a)	1,664,464
105,605	Navient Student Loan Trust, Class A2, Series 2018- EA, 4.00%, 12/15/59, Callable 5/15/25 @ 100(a)	102,463
3,880,126	Navient Student Loan Trust, Class A2B, Series 2019-D, 6.24% (US0001M+105bps), 12/15/59, Callable 7/15/31 @ 100(a)	3,825,994
771,609	Navient Student Loan Trust, Class A2B, Series 2020-CA, 6.79% (US0001M+160bps), 11/15/68, Callable 5/15/31 @ 100(a)	768,302
3,243,147	Nelnet Student Loan Trust, Class AFL, Series 2021- CA, 5.89% (US0001M+74bps), 4/20/62, Callable 7/20/31 @ 100(a)	3,182,191
2,333,941	Nelnet Student Loan Trust, Class AFX, Series 2021- DA, 1.63%, 4/20/62, Callable 11/20/31 @ 100(a)	2,094,690
5,396,556	Nelnet Student Loan Trust, Class AFL, Series 2021- BA, 5.94% (US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	5,303,805
2,827,438	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	2,510,316
6,506,000	OneMain Financial Issuance Trust, Class A, Series 2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100	6,377,205
5,039,000	PFS Financing Corp., Class A, Series 2023-1A, 5.80%, 3/15/28(a)	5,037,869
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,339,994
7,235,000	PFS Financing Corp., Class A, Series 2023-B, 5.27%, 5/15/28(a)	7,153,324
8,307,000	Porsche Financial Auto Securitization Trust, Class A3, Series 2023-1A, 4.81%, 9/22/28, Callable 11/22/26 @ 100(a)	8,198,771
416,233	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 6.45% (US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	410,450
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26 @ 100(a)	1,688,170

Principal Amount		Value
Asset Backed Securities, continued
$490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	$440,552
1,518,791	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	1,351,496
3,203,851	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 5.92% (US0001M+73bps), 1/15/53(a)	3,137,528
5,764,487	SMB Private Education Loan Trust, Class A1B, Series 2022-D, 6.87% (SOFR30A+180bps), 10/15/58(a)	5,821,580
1,742,230	SMB Private Education Loan Trust, Class A1B, Series 2022-C, 6.92% (SOFR30A+185bps), 5/16/50(a)	1,753,820
2,953,208	SMB Private Education Loan Trust, Class APT, Series 2022-A, 2.85%, 11/16/54(a)	2,640,587
8,665,000	SMB Private Education Loan Trust, Class A1B, Series 2023-B(SOFR30A+180bps), 10/16/56(a)	8,683,740
249,213	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 6.02% (US0001M+83bps), 9/15/37(a)	244,785
1,034,407	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	894,838
271,417	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 5.94% (US0001M+75bps), 10/15/35(a)	267,293
1,019,282	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 6/15/27 @ 100(a)	931,680
519,203	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 5/15/28 @ 100(a)	464,359
402,107	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 6/15/26 @ 100(a)	377,384
983,943	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 7/25/25 @ 100(a)	945,448
6,151,000	Toyota Auto Receivables Owner Trust, Class A3, Series 2023-B, 4.71%, 2/15/28, Callable 9/15/25 @ 100	6,077,548
2,569,000	Volkswagen Auto Loan Enhanced Trust, Class A3, Series 2023-1, 5.02%, 6/20/28, Callable 11/20/26 @ 100	2,558,497

Total Asset Backed Securities (Cost $241,401,053)		233,930,194

Collateralized Mortgage Obligations (6.5%):
1,930,000	ACRES Commercial Realty, Ltd., Class A, Series 2021-FL2, 6.56% (US0001M+140bps), 1/15/37, Callable 12/15/23 @ 100(a)	1,884,793
2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 6.30% (US0003M+105bps), 4/20/34, Callable 7/20/23 @ 100(a)	1,962,878
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 6.34% (US0001M+115bps), 4/15/38(a)	2,326,079
870,000	Allegro CLO VIII, Ltd., Class A, Series 2018-2A, 6.36% (US0003M+110bps), 7/15/31, Callable 7/15/23 @ 100(a)	856,797
979,093	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 6.36% (US0003M+109bps), 1/28/31, Callable 7/28/23 @ 100(a)	968,113
1,170,000	Apidos CLO XX, Class A1RA, Series 2015-20A, 6.36% (US0003M+110bps), 7/16/31, Callable 7/16/23 @ 100(a)	1,155,743

See accompanying notes to the financial statements.

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$950,000	Apidos CLO Xxv, Class A1R, Series 2016-25A, 6.42% (US0003M+117bps), 10/20/31, Callable 7/20/23 @ 100(a)	$937,998
2,140,000	Arbor Realty Commercial Real Estate Notes, Ltd., Class A, Series 2021-FL4, 6.54% (US0001M+135bps), 11/15/36, Callable 6/15/24 @ 100(a)	2,097,200
398,872	Ares XL CLO, Ltd., Class A1RA, Series 2016-40A, 6.13% (US0003M+87bps), 1/15/29, Callable 7/15/23 @ 100(a)	395,865
500,000	Ares XXXIIR CLO, Ltd., Class A1A, Series 2014- 32RA, 6.26% (US0003M+94bps), 5/15/30, Callable 8/15/23 @ 100(a)	494,195
1,530,421	Arroyo Mortgage Trust, Class A1, Series 2022-2, 4.95%, 7/25/57, Callable 7/25/25 @ 100(a)	1,441,330
1,330,000	BANK, Class A5, Series 2021-BN38, 2.52%, 12/15/64, Callable 12/15/31 @ 100	1,080,517
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 6.07% (US0001M+72bps), 3/15/37(a)	2,928,223
1,171,504	Battalion CLO VIII, Ltd., Class A1R2, Series 2015- 8A, 6.33% (US0003M+107bps), 7/18/30, Callable 7/18/23 @ 100(a)	1,161,473
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 6.44% (US0003M+117bps), 1/25/35, Callable 7/24/23 @ 100(a)	2,241,198
3,270,000	BBCMS Mortgage Trust, Class A2B, Series 2023- C19, 5.75%, 4/15/56, Callable 4/15/33 @ 100	3,248,351
1,990,000	BDS, Ltd., Class A, Series 2021-FL10, 6.51% (US0001M+135bps), 12/18/36, Callable 12/16/23 @ 100(a)	1,950,821
1,040,000	Benchmark Mortgage Trust, Class B, Series 2019- B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100	770,410
3,120,000	Benchmark Mortgage Trust, Class A5, Series 2019- B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100	2,724,210
1,540,000	BSPRT Issuer, Ltd., Class A, Series 2021-FL7, 6.51% (US0001M+132bps), 12/15/38, Callable 12/15/23 @ 100(a)	1,505,386
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)	2,764,599
1,476,904	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 6.18% (US0001M+92bps), 10/15/36(a)	1,467,635
3,400,000	BX Trust, Class A, Series 2023-A, 7.69% (TSFR1M+269bps), 5/15/38(a)	3,391,349
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41, Callable 12/9/29 @ 100(a)	455,108
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	463,687
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 10/15/29 @ 100	512,470
400,000	CARLYLE US CLO, Ltd., Class A1, Series 2021-5A, 6.37% (US0003M+112bps), 7/20/34, Callable 7/20/23 @ 100(a)	393,164
2,235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 6.30% (US0003M+105bps), 4/20/34, Callable 7/20/23 @ 100(a)	2,176,523

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,950,000	CEDR Commercial Mortgage Trust, Class A, Series 2022-SNAI, 6.14% (TSFR1M+99bps), 2/15/39(a)	$1,789,091
240,345	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 6.04% (US0001M+90bps), 7/25/49, Callable 9/25/27 @ 100(a)	224,375
1,750,000	CIFC Funding, Ltd., Class A, Series 2018-3A, 6.36% (US0003M+110bps), 7/18/31, Callable 7/18/23 @ 100(a)	1,733,375
1,250,000	CIFC Funding, Ltd., Class A1, Series 2013-3RA, 6.25% (US0003M+98bps), 4/24/31, Callable 7/24/23 @ 100(a)	1,238,033
329,932	CIFC Funding, Ltd., Class A1, Series 2017-5A, 6.44% (US0003M+118bps), 11/16/30, Callable 7/17/23 @ 100(a)	328,253
687,298	CIM Trust, Class A11, Series 2019-INV3, 5.50% (US0001M+100bps), 8/25/49, Callable 3/25/35 @ 100(a)	641,478
145,007	CIM Trust, Class A1, Series 2021-R6, 1.42%, 7/25/61, Callable 9/25/26 @ 100(a)(b)	123,332
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100	632,614
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 9/10/25 @ 100	2,894,439
2,253,698	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	1,987,395
1,195,000	CSAIL Commercial Mortgage Trust, Class B, Series 2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100	1,034,481
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 4/15/28 @ 100(b)	193,604
1,646,290	CSMC, Class A1, Series 2021-NQM8, 1.84%, 10/25/66, Callable 11/25/24 @ 100(a)(b)	1,395,489
2,335,000	CSMC, Class B, Series 2021-BHAR, 6.69% (US0001M+150bps), 11/15/38(a)	2,274,394
1,998,372	Dewolf Park CLO, Ltd., Class AR, Series 2017-1A, 6.18% (US0003M+92bps), 10/15/30, Callable 7/15/23 @ 100(a)	1,972,389
1,440,000	Diameter Capital CLO 1, Ltd., Class A1A, Series 2021-1A, 6.50% (US0003M+124bps), 7/15/36, Callable 10/15/23 @ 100(a)	1,417,017
482,843	Dryden 30 Senior Loan Fund, Class AR, Series 2013- 30A, 6.14% (US0003M+82bps), 11/15/28, Callable 8/15/23 @ 100(a)	479,355
1,962,515	Dryden 37 Senior Loan Fund, Class AR, Series 2015- 37A, 6.36% (US0003M+110bps), 1/15/31, Callable 7/15/23 @ 100(a)	1,945,477
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 6.29% (US0003M+104bps), 4/20/34, Callable 7/20/23 @ 100(a)	2,050,940
470,000	Dryden 60 CLO, Ltd., Class A, Series 2018-60A, 6.31% (US0003M+105bps), 7/15/31, Callable 7/15/23 @ 100(a)	465,907
800,000	Dryden 75 CLO, Ltd., Class AR2, Series 2019-75A, 6.30% (US0003M+104bps), 4/15/34, Callable 7/15/23 @ 100(a)	782,000
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 6.40% (US0003M+115bps), 4/20/34, Callable 7/20/23 @ 100(a)	4,677,605

See accompanying notes to the financial statements.

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$490,401	Flagstar Mortgage Trust, Class A11, Series 2019-1, 5.50% (US0001M+95bps), 10/25/49, Callable 7/25/28 @ 100(a)	$458,936
4,230,000	Flatiron CLO 18, Ltd., Class A, Series 2018-1A, 6.20% (TSFR3M+121bps), 4/17/31, Callable 7/17/23 @ 100(a)	4,186,955
995,741	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50% (US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	909,452
1,209,609	FS RIALTO, Class A, Series 2021-FL2, 6.44% (US0001M+122bps), 4/16/26, Callable 7/16/23 @ 100(a)	1,181,385
2,720,000	FS Rialto Issuer LLC, Class A, Series 2022-FL4, 6.97% (SOFR30A+190bps), 1/19/39, Callable 4/17/24 @ 100(a)	2,657,499
2,130,000	Galaxy XXVI CLO, Ltd., Class A, Series 2018-26A, 6.58% (US0003M+120bps), 11/22/31, Callable 8/22/23 @ 100(a)	2,106,328
1,122,000	Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A, 6.34% (US0003M+102bps), 5/16/31, Callable 8/16/23 @ 100(a)	1,107,140
2,763,742	GCAT Trust, Class A1, Series 2021-NQM7, 1.91%, 8/25/66, Callable 4/25/30 @ 100(a)(b)	2,389,415
4,110,000	Great Wolf Trust, Class A, Series 2019-WOLF, 6.30% (TSFR1M+115bps), 12/15/36(a)	4,061,672
329,234	Grippen Park CLO, Ltd., Class A, Series 2017-1A, 6.51% (US0003M+126bps), 1/20/30, Callable 7/20/23 @ 100(a)	327,349
3,575,853	GS Mortgage Backed Securities Corp. Trust, Class A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable 7/25/43 @ 100(a)(b)	2,869,343
2,105,000	GS Mortgage Securities Corp. Trust, Class B, Series 2023-FUN, 7.94% (TSFR1M+279bps), 3/15/28(a)	2,066,770
2,090,000	GS Mortgage Securities Corp. Trust, Class A, Series 2023-FUN, 7.24% (TSFR1M+209bps), 3/15/28(a)	2,060,057
1,046,946	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ2, 2.50%, 7/25/51, Callable 3/25/42 @ 100(a)(b)	827,460
1,620,200	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ6, 2.50%, 11/25/51, Callable 3/25/45 @ 100(a)(b)	1,299,451
1,010,693	Homeward Opportunities Fund Trust, Class A1, Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25 @ 100(a)(b)	970,031
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,466,226
270,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a) (b)	188,392
2,314,003	J.P. Morgan Mortgage Trust, Class A3B, Series 2022-INV3, 3.00%, 9/25/52, Callable 9/25/43 @ 100(a)(b)	1,934,452
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2022-NXSS, 7.33% (TSFR1M+218bps), 9/15/39(a)	1,500,313
3,460,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-NYAH, 5.95% (US0001M+76bps), 6/15/38	3,356,297

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$153,347	JP Morgan Mortgage Trust, Class A11, Series 2019- 7, 6.02% (US0001M+90bps), 2/25/50, Callable 3/25/35 @ 100(a)	$142,888
443,507	JP Morgan Mortgage Trust, Class A11, Series 2019- INV2, 6.04% (US0001M+90bps), 2/25/50, Callable 9/25/34 @ 100(a)	418,015
547,668	JP Morgan Mortgage Trust, Class A3, Series 2021- 7, 2.50%, 11/25/51, Callable 1/25/45 @ 100(a)(b)	438,905
79,774	JP Morgan Mortgage Trust, Class A11, Series 2020- LTV1, 6.00% (US0001M+100bps), 6/25/50, Callable 3/25/38 @ 100(a)	78,175
969,324	JP Morgan Mortgage Trust, Class A12, Series 2021- 12, 5.00%, 2/25/52, Callable 11/25/42 @ 100(a)(b)	934,171
1,479,759	JP Morgan Mortgage Trust, Class A12, Series 2021- 14, 5.00%, 5/25/52, Callable 4/25/43 @ 100(a)(b)	1,415,019
390,001	JP Morgan Mortgage Trust, Class A11, Series 2019- INV3, 6.00% (US0001M+100bps), 5/25/50, Callable 12/25/28 @ 100(a)	366,648
753,007	JP Morgan Mortgage Trust, Class A3, Series 2021- 12, 2.50%, 2/25/52, Callable 11/25/42 @ 100(a)(b)	602,523
69,825	JP Morgan Mortgage Trust, Class A11, Series 2019- LTV3, 5.99% (US0001M+85bps), 2/25/50, Callable 7/25/25 @ 100(a)	68,821
93,378	JP Morgan Mortgage Trust, Class A5, Series 2019- LTV3, 3.50%, 2/25/50, Callable 7/25/25 @ 100(a)(b)	90,387
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 4/15/27 @ 100	645,455
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 6.14% (US0001M+80bps), 5/15/36(a)	2,884,096
1,000,000	LCM XVIII, LP, Class A1R, Series 18A, 6.27% (US0003M+102bps), 4/20/31, Callable 7/20/23 @ 100(a)	988,099
1,503,944	Life Mortgage Trust, Class A, Series 2021-BMR, 5.96% (US0001M+70bps), 3/15/38(a)	1,465,465
1,875,000	LoanCore Issuer, Ltd., Class A, Series 2021-CRE6, 6.49% (US0001M+130bps), 11/15/38, Callable 11/15/23 @ 100(a)	1,803,839
1,120,000	Madison Park Funding LXII, Ltd., Class A1, Series 2022-62A, 7.24% (TSFR3M+225bps), 7/17/33, Callable 7/17/23 @ 100(a)	1,119,998
991,351	Madison Park Funding XVII, Ltd., Class ARR, Series 2015-18A, 6.20% (US0003M+94bps), 10/21/30, Callable 7/21/23 @ 100(a)	982,695
1,000,000	Madison Park Funding XXXV, Ltd., Class A1R, Series 2019-35A, 6.24% (US0003M+99bps), 4/20/32, Callable 7/20/23 @ 100(a)	985,588
2,906,431	Mello Mortgage Capital Acceptance, Class A3, Series 2022-INV2, 3.00%, 4/25/52, Callable 8/25/48 @ 100(a)(b)	2,418,810
630,000	MF1, Class A, Series 2021-W10, 6.22% (SOFR30A+107bps), 12/15/24(a)	608,359
1,505,000	MHP, Class A, Series 2021-STOR, 5.89% (US0001M+70bps), 7/15/38(a)	1,462,927
1,115,000	MIRA Trust, Class A, Series 2023-MILE, 6.75%, 6/10/28(a)	1,111,177
1,067,684	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 8/15/25 @ 100	1,014,248

See accompanying notes to the financial statements.

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26 @ 100	$1,413,013
2,271,664	Neuberger Berman CLO XV, Class A1R2, Series 2013-15A, 6.18% (US0003M+92bps), 10/15/29, Callable 7/15/23 @ 100(a)	2,249,004
10,055,124	Neuberger Berman Loan Advisers CLO 25, Ltd., Class AR, Series 2017-25A, 6.19% (US0003M+93bps), 10/18/29, Callable 7/18/23 @ 100(a)	9,960,224
800,000	Neuberger Berman Loan Advisers CLO 32, Ltd., Class AR, Series 2019-32A, 6.26% (US0003M+99bps), 1/20/32, Callable 7/19/23 @ 100(a)	788,476
1,459,773	OBX Trust, Class A1, Series 2022-INV3, 3.00%, 2/25/52, Callable 2/25/48 @ 100(a)(b)	1,217,599
1,960,000	OCP CLO, Ltd., Class A1, Series 2018-15A, 6.35% (US0003M+110bps), 7/20/31, Callable 7/20/23 @ 100(a)	1,931,286
470,000	OCP CLO, Ltd., Class AR, Series 2019-16A, 6.54% (US0003M+100bps), 4/10/33, Callable 7/10/23 @ 100(a)	461,761
1,905,000	Octagon 66, Ltd., Class A, Series 2022-1A, 7.01% (TSFR3M+194bps), 8/16/33, Callable 8/16/23 @ 100(a)	1,905,794
345,389	Octagon Investment Partners 30, Ltd., Class A1R, Series 2017-1A, 6.25% (US0003M+100bps), 3/17/30, Callable 7/20/23 @ 100(a)	341,110
3,522,315	OCTAGON INVESTMENT PARTNERS 35, LTD., Class A1A, Series 2018-1A, 6.31% (US0003M+106bps), 1/20/31, Callable 7/20/23 @ 100(a)	3,496,103
1,000,000	Octagon Investment Partners XVI, Ltd., Class A1R, Series 2013-1A, 6.28% (US0003M+102bps), 7/17/30, Callable 7/17/23 @ 100(a)	991,574
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 6.36% (US0003M+110bps), 1/25/31, Callable 7/25/23 @ 100(a)	1,166,581
2,219,296	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30, Callable 10/15/23 @ 100(a)(b)	2,217,838
1,510,000	One New York Plaza Trust, Class A, Series 2020- 1NYP, 6.14% (US0001M+95bps), 1/15/26(a)	1,432,459
1,075,805	Palmer Square CLO, Ltd., Class A1R2, Series 2014- 1A, 6.39% (US0003M+113bps), 1/17/31, Callable 7/17/23 @ 100(a)	1,067,709
2,700,000	Palmer Square CLO, Ltd., Class A1A, Series 2022- 4A, 7.20% (TSFR3M+215bps), 10/20/35, Callable 1/20/25 @ 100(a)	2,699,904
2,159,812	PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%, 11/25/56, Callable 10/25/45 @ 100(a)(b)	1,782,164
630,942	RCKT Mortgage Trust, Class A1, Series 2021-1, 2.50%, 3/25/51, Callable 9/25/46 @ 100(a)(b)	507,859
1,921,753	Regatta X Funding, Ltd., Class A, Series 2017-3A, 6.38% (US0003M+112bps), 1/17/31, Callable 7/17/23 @ 100(a)	1,904,755
1,147,947	RR 3, Ltd., Class A1R2, Series 2018-3A, 6.35% (US0003M+109bps), 1/15/30, Callable 7/15/23 @ 100(a)	1,138,557

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$545,232	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 8/25/43 @ 100	$519,650
1,404,782	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 9/25/51 @ 100	1,313,794
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 7/10/26 @ 100	113,594
819,445	SG Residential Mortgage Trust, Class A1, Series 2022-2, 5.35%, 9/25/67, Callable 8/25/25 @ 100(a) (b)	799,991
1,500,000	Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A, 6.22% (US0003M+95bps), 10/26/34, Callable 10/26/23 @ 100	1,490,329
1,000,000	Signal Peak CLO 5, Ltd., Class A, Series 2018-5A, 6.37% (US0003M+111bps), 4/25/31, Callable 7/25/23 @ 100(a)	992,378
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 6.52% (US0003M+127bps), 4/20/33, Callable 7/20/23 @ 100(a)	987,500
2,810,000	Taubman Centers Commercial Mortgage Trust, Class A, Series 2022-DPM, 7.33% (TSFR1M+219bps), 5/15/37(a)	2,729,566
761,376	TCI-Flatiron CLO, Ltd., Class AR, Series 2017-1A, 6.29% (US0003M+96bps), 11/18/30, Callable 8/17/23 @ 100(a)	754,993
4,486,052	TCI-Symphony CLO, Ltd., Class AR, Series 2017-1A, 6.19% (US0003M+93bps), 7/15/30, Callable 7/15/23 @ 100(a)	4,439,222
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 6.24% (US0001M+75bps), 11/11/34(a)	381,809
2,987,103	UWM Mortgage Trust, Class A10, Series 2021- INV5, 5.00%, 1/25/52, Callable 2/25/46 @ 100(a)(b)	2,878,773
2,659,236	Verus Securitization Trust, Class A1, Series 2022-3, 4.13%, 2/25/67, Callable 3/25/25 @ 100(a)	2,425,479
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 6.29% (US0003M+104bps), 4/20/34, Callable 7/20/23 @ 100(a)	979,585
725,000	Voya CLO, Ltd., Class AR, Series 2019-1A, 6.32% (US0003M+106bps), 4/15/31, Callable 7/15/23 @ 100(a)	717,256
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable 11/15/25 @ 100	959,513
8,487,714	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.97%, 12/15/59, Callable 9/15/26 @ 100(b)	192,158
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25 @ 100	736,077
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,114,156
1,500,000	Whitebox CLO III, Ltd., Class A1, Series 2021-3A, 6.48% (US0003M+122bps), 10/15/34, Callable 10/15/23 @ 100(a)	1,477,206

Total Collateralized Mortgage Obligations (Cost $208,213,402)		198,685,188

See accompanying notes to the financial statements.

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds (22.1%):
Aerospace & Defense (1.3%):
$4,137,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	$3,951,778
219,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	208,780
1,982,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,903,130
723,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	662,449
2,674,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	2,234,461
360,000	Huntington Ingalls Industries, Inc., 4.20%, 5/1/30, Callable 2/1/30 @ 100	332,771
2,069,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,971,664
1,017,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	856,834
570,000	Lockheed Martin Corp., 4.15%, 6/15/53, Callable 12/15/52 @ 100	499,241
332,000	Lockheed Martin Corp., 5.20%, 2/15/55, Callable 8/15/54 @ 100	339,613
2,266,000	Northrop Grumman Corp., 4.70%, 3/15/33, Callable 12/15/32 @ 100	2,219,352
722,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	586,151
2,555,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	2,182,440
775,000	Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100	784,825
2,680,000	Northrop Grumman Corp., 4.95%, 3/15/53, Callable 9/15/52 @ 100	2,593,184
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	122,318
4,719,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	4,536,483
4,330,000	Raytheon Technologies Corp., 2.38%, 3/15/32, Callable 12/15/31 @ 100	3,548,517
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	337,046
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	629,971
469,000	Raytheon Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	397,358
324,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	301,449
4,525,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	3,038,746
1,251,000	Raytheon Technologies Corp., 5.38%, 2/27/53, Callable 8/27/52 @ 100	1,289,434
589,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	551,705
1,136,000	Textron, Inc., 3.38%, 3/1/28, Callable 12/1/27 @ 100	1,032,540
872,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	800,174
507,000	Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100	441,628
449,000	Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30 @ 100	371,035
1,611,000	The Boeing Co., 3.95%, 8/1/59, Callable 2/1/59 @ 100	1,179,716

		39,904,793

Principal Amount		Value
Corporate Bonds, continued
Air Freight & Logistics (0.0%†):
$888,293	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	$874,968

Banks (1.8%):
568,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	520,061
1,946,000	Bank of America Corp., 3.71% (US0003M+151 bps), 4/24/28, Callable 4/24/27 @ 100	1,822,040
2,164,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,979,647
1,766,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	1,649,048
6,274,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	5,336,658
3,537,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	2,949,147
939,000	Bank of America Corp., 0.65% (EUR003M+94 bps), 10/26/31, Callable 10/26/30 @ 100, MTN(a)	791,385
2,411,000	Bank of America Corp., 2.65% (SOFRRATE+1 bps), 3/11/32, Callable 3/11/31 @ 100	1,989,393
369,000	Bank of America Corp., 2.69% (SOFR+132 bps), 4/22/32, Callable 4/22/31 @ 100	305,576
579,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	462,612
10,957,000	Bank of America Corp., 5.29% (SOFFRATE+2 bps), 4/25/34, Callable 4/25/33 @ 100	10,847,178
351,000	Capital One NA, 2.28%, 1/28/26, Callable 1/28/25 @ 100	327,010
2,707,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	2,342,521
1,437,000	Citigroup, Inc., 3.79% (SOFR+194 bps), 3/17/33, Callable 3/17/32 @ 100	1,261,759
1,879,000	Citigroup, Inc., 6.27% (SOFR+234 bps), 11/17/33, Callable 11/17/32 @ 100	1,992,056
625,000	Federal Farm Credit Banks Funding Corp., 3.50%, 9/1/32	584,779
1,045,000	Federal Farm Credit Banks Funding Corp., 3.88%, 9/20/32	1,006,900
1,196,000	JP Morgan Chase & Co., 1.95%, 2/4/32, Callable 2/4/31 @ 100	949,342
461,000	JP Morgan Chase & Co., 2.58% (SOFR+125 bps), 4/22/32, Callable 4/22/31 @ 100	381,748
2,412,000	JP Morgan Chase & Co., 5.35%, 6/1/34, Callable 6/1/33 @ 100	2,423,990
714,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	655,369
3,185,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	2,912,632
3,373,000	JPMorgan Chase & Co., 2.96% (SOFR+126 bps), 1/25/33, Callable 1/25/32 @ 100	2,835,573
1,700,000	Morgan Stanley Bank NA, 4.75%, 4/21/26, Callable 3/21/26 @ 100	1,674,748
705,000	Wells Fargo & Co., 2.57% (US0003M+100 bps), 2/11/31, Callable 2/11/30 @ 100, MTN	595,626
6,541,000	Wells Fargo & Co., 5.39% (SOFRRATE+5 bps), 4/24/34, Callable 4/24/33 @ 100	6,497,914

		55,094,712

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Beverages (0.1%):
$1,690,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	$1,568,352
627,000	Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31, Callable 10/23/30 @ 100	637,244
475,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100	438,560

		2,644,156

Biotechnology (0.8%):
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,547,967
3,422,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	3,241,305
666,000	AbbVie, Inc., 4.40%, 11/6/42	594,502
5,302,000	Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	5,300,102
1,698,000	Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29 @ 100	1,608,157
722,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	723,842
1,917,000	Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100	1,939,402
1,007,000	Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61 @ 100	825,626
2,326,000	Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100	2,360,927
2,929,000	Gilead Sciences, Inc., 2.60%, 10/1/40, Callable 4/1/40 @ 100	2,113,918
1,364,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,299,016
486,000	Gilead Sciences, Inc., 4.50%, 2/1/45, Callable 8/1/44 @ 100	441,408

		22,996,172

Broadline Retail (0.1%):
800,000	Amazon.com, Inc., 4.70%, 12/1/32, Callable 9/1/32 @ 100	805,866
794,000	Amazon.com, Inc., 2.50%, 6/3/50, Callable 12/3/49 @ 100	527,607
280,000	eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @ 100	293,216

		1,626,689

Building Products (0.0%†):
566,000	Owens Corning, 4.40%, 1/30/48, Callable 7/30/47 @ 100	466,453

Capital Markets (2.1%):
2,463,000	FactSet Research Systems, 3.45%, 3/1/32, Callable 12/1/31 @ 100	2,090,508
1,580,000	Goldman Sachs Group, Inc. (The), 0.66% (SOFR+51 bps), 9/10/24, Callable 9/10/23 @ 100	1,562,167
697,000	Goldman Sachs Group, Inc. (The), 1.99% (SOFFRATE+1 bps), 1/27/32, Callable 1/27/31 @ 100	548,253
2,331,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100	1,905,091
1,406,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,124,558
3,081,000	Goldman Sachs Group, Inc. (The), 2.65% (SOFR+126 bps), 10/21/32, Callable 10/21/31 @ 100	2,507,346
1,675,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	1,415,132
716,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	595,812

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$1,415,000	Moody’s Corp., 2.00%, 8/19/31, Callable 5/19/31 @ 100	$1,137,313
1,744,000	Moody’s Corp., 4.25%, 8/8/32, Callable 5/8/32 @ 100	1,651,055
366,000	Moody’s Corp., 2.55%, 8/18/60, Callable 2/18/60 @ 100	201,648
1,165,000	Moody’s Corp., 3.10%, 11/29/61, Callable 5/29/61 @ 100	758,325
3,493,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	3,218,950
6,500,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	6,067,321
541,000	Morgan Stanley, 5.12% (SOFR+173 bps), 2/1/29, Callable 2/1/28 @ 100	532,652
810,000	Morgan Stanley, 4.66% (EUR003M+130 bps), 3/2/29, Callable 3/2/28 @ 100	887,270
455,000	Morgan Stanley, 5.16%, 4/20/29, Callable 4/20/28 @ 100	449,075
6,314,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	5,367,626
4,701,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	3,637,183
1,638,000	Morgan Stanley, 2.24% (SOFR+118 bps), 7/21/32, Callable 7/21/31 @ 100, MTN	1,297,999
1,198,000	Morgan Stanley, 2.51% (SOFR+120 bps), 10/20/32, Callable 10/20/31 @ 100, MTN	965,529
1,399,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	1,344,326
15,052,000	Morgan Stanley, 5.25%, 4/21/34, Callable 4/21/33 @ 100	14,813,320
1,680,000	Nasdaq, Inc., 4.50%, 2/15/32, Callable 12/15/31 @ 100	1,856,595
519,000	Nasdaq, Inc., 5.55%, 2/15/34, Callable 11/15/33 @ 100	520,732
2,320,000	Pfizer Investment Enterprises Pte, Ltd., 5.30%, 5/19/53, Callable 11/19/52 @ 100	2,403,666
3,792,000	Pfizer Investment Enterprises Pte, Ltd., 5.34%, 5/19/63, Callable 11/19/62 @ 100	3,820,531
661,000	State Street Corp., Series F, 9.15% (US0003M+360 bps), Callable 9/15/23 @ 100^	657,695
725,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100^	673,344

		64,011,022

Chemicals (0.0%†):
525,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100	334,415
569,000	Sherwin-Williams Co. (The), 2.90%, 3/15/52, Callable 9/15/51 @ 100	365,987
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	299,057

		999,459

Commercial Services & Supplies (0.0%†):
753,000	Republic Services, Inc., 5.00%, 4/1/34, Callable 1/1/34 @ 100	749,189
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	78,777

		827,966

See accompanying notes to the financial statements.

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Communications Equipment (0.3%):
$435,000	Juniper Networks, Inc., 3.75%, 8/15/29, Callable 5/15/29 @ 100	$390,683
2,716,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	2,187,404
2,834,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	2,304,872
3,002,000	Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100	2,969,531

		7,852,490

Consumer Finance (0.1%):
1,491,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	1,263,463
210,000	Capital One Financial Corp., 2.36%, 7/29/32, Callable 7/29/31 @ 100	147,834
651,000	General Motors Financial Co., Inc., 3.80%, 4/7/25	628,008
679,000	General Motors Financial Co., Inc., 2.35%, 1/8/31, Callable 10/8/30 @ 100	531,573

		2,570,878

Containers & Packaging (0.1%):
1,557,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,274,542
349,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	309,288

		1,583,830

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	131,092
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	331,540

		462,632

Diversified REITs (0.1%):
3,046,000	Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31 @ 100	2,437,324
350,000	WP Carey, Inc., 2.40%, 2/1/31, Callable 11/1/30 @ 100	280,038

		2,717,362

Diversified Telecommunication Services (1.1%):
2,766,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,615,801
749,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	585,218
6,836,000	AT&T, Inc., 5.40%, 2/15/34, Callable 11/15/33 @ 100	6,815,834
720,000	AT&T, Inc., 4.30%, 11/18/34, Callable 8/18/34 @ 100	788,505
408,000	AT&T, Inc., 4.85%, 3/1/39, Callable 9/1/38 @ 100	373,470
1,748,000	AT&T, Inc., 3.50%, 6/1/41, Callable 12/1/40 @ 100	1,333,313
490,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	409,994
1,000,000	AT&T, Inc., 3.65%, 6/1/51, Callable 12/1/50 @ 100	729,026
1,892,000	AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @ 100	1,319,723
422,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	305,415
3,055,000	AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100	2,115,890
2,965,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	2,633,083
2,472,000	Verizon Communications, Inc., 1.75%, 1/20/31, Callable 10/20/30 @ 100	1,940,582

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$1,479,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	$1,234,502
7,472,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100	6,007,832
1,664,000	Verizon Communications, Inc., 4.50%, 8/10/33	1,568,240
1,143,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	1,053,248
1,764,000	Verizon Communications, Inc., 3.40%, 3/22/41, Callable 9/22/40 @ 100	1,357,523
773,000	Verizon Communications, Inc., 3.00%, 11/20/60, Callable 5/20/60 @ 100	479,316

		33,666,515

Electric Utilities (2.9%):
2,448,000	AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33 @ 100	2,427,660
901,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	637,784
911,000	AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51 @ 100	862,023
1,005,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	711,778
905,000	AEP Transmission Co. LLC, 3.65%, 4/1/50, Callable 10/1/49 @ 100	695,929
557,000	AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable 2/15/51 @ 100	356,454
826,000	AEP Transmission Co. LLC, 4.50%, 6/15/52, Callable 12/1/51 @ 100	731,112
958,000	AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable 9/15/52 @ 100	979,758
823,000	Alabama Power Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	638,190
643,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	470,728
908,000	Alabama Power Co., 3.00%, 3/15/52, Callable 9/15/51 @ 100	609,825
1,716,000	American Transmission Systems, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	1,410,041
1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	946,356
642,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	457,802
1,310,000	Baltimore Gas and Electric Co., 4.55%, 6/1/52, Callable 12/1/51 @ 100	1,164,657
430,000	Baltimore Gas and Electric Co., 5.40%, 6/1/53, Callable 12/1/52 @ 100	436,098
444,000	Commonwealth Edison Co., 3.20%, 11/15/49, Callable 5/15/49 @ 100	316,410
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	522,553
549,000	Commonwealth Edison Co., 5.30%, 2/1/53, Callable 8/1/52 @ 100	553,793
404,000	Consolidated Edison Co. of New York, Inc., 4.63%, 12/1/54, Callable 6/1/54 @ 100	346,367
374,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	296,706
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	99,000
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	895,879

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$1,498,000	DTE Electric Co., 5.40%, 4/1/53, Callable 10/1/52 @ 100	$1,547,787
429,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30, Callable 11/1/29 @ 100	368,373
1,190,000	Duke Energy Carolinas LLC, 4.95%, 1/15/33, Callable 10/15/32 @ 100	1,179,527
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	92,188
718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	568,824
654,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	530,533
426,000	Duke Energy Carolinas LLC, 3.20%, 8/15/49, Callable 2/15/49 @ 100	306,678
259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	188,998
436,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53, Callable 7/15/52 @ 100	440,446
1,149,000	Duke Energy Corp., 4.30%, 3/15/28, Callable 2/15/28 @ 100	1,099,750
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,332,846
2,209,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	1,786,352
285,000	Duke Energy Florida LLC, 4.20%, 7/15/48, Callable 1/15/48 @ 100	241,406
1,116,000	Duke Energy Florida LLC, 5.95%, 11/15/52, Callable 5/15/52 @ 100	1,217,173
544,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	503,702
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	86,806
1,753,000	Duke Energy Progress LLC, 5.25%, 3/15/33, Callable 12/15/32 @ 100	1,770,271
857,000	Duke Energy Progress LLC, 4.38%, 3/30/44, Callable 9/30/43 @ 100	738,900
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	277,254
656,000	Duke Energy Progress LLC, 2.50%, 8/15/50, Callable 2/15/50 @ 100	401,925
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	217,773
1,043,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	874,349
1,601,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,600,829
595,000	Edison International, 5.25%, 11/15/28, Callable 10/15/28 @ 100	579,151
1,203,000	Edison International, 6.95%, 11/15/29, Callable 9/15/29 @ 100	1,264,108
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	183,252
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	594,677
863,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	780,659
373,000	Entergy Louisiana LLC, 4.20%, 4/1/50, Callable 10/1/49 @ 100	310,418
511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	336,469

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$793,000	Entergy Mississippi LLC, 3.85%, 6/1/49, Callable 12/1/48 @ 100	$615,398
297,000	Evergy Kansas Central, Inc., 5.70%, 3/15/53, Callable 9/15/52 @ 100	305,279
2,185,000	Eversource Energy, 5.45%, 3/1/28, Callable 2/1/28 @ 100	2,192,451
778,000	Exelon Corp., 5.63%, 6/15/35	787,741
483,000	Exelon Corp., 5.10%, 6/15/45, Callable 12/15/44 @ 100	443,433
1,777,000	Exelon Corp., 5.60%, 3/15/53, Callable 9/15/52 @ 100	1,790,496
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	180,217
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	438,434
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	491,752
637,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	522,250
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	378,469
1,120,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	815,536
453,000	Kentucky Utilities Co., 5.45%, 4/15/33, Callable 1/15/33 @ 100	461,197
712,000	Louisville Gas and Electric Co., 5.45%, 4/15/33, Callable 1/15/33 @ 100	723,138
575,000	Metropolitan Edison Co., 5.20%, 4/1/28, Callable 3/1/28 @ 100(a)	568,604
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	613,379
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	274,827
1,566,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	1,071,413
311,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	197,773
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	124,600
465,000	Northern States Power Co., 4.50%, 6/1/52, Callable 12/1/51 @ 100	416,298
299,000	NRG Energy, Inc., 2.45%, 12/2/27, Callable 10/2/27 @ 100(a)	249,772
598,000	Ohio Power Co., 2.60%, 4/1/30, Callable 1/1/30 @ 100	509,642
704,000	Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30 @ 100	551,542
1,922,000	Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33 @ 100	1,882,730
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	289,243
663,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	437,901
2,027,000	Oncor Electric Delivery Co. LLC, 4.55%, 9/15/32, Callable 6/15/32 @ 100	1,963,747
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	221,388
849,000	Pacific Gas and Electric Co., 4.40%, 3/1/32, Callable 12/1/31 @ 100	734,404

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$1,285,000	Pacific Gas and Electric Co., 6.15%, 1/15/33, Callable 10/15/32 @ 100	$1,254,511
1,903,000	Pacific Gas and Electric Co., 6.40%, 6/15/33, Callable 3/15/33 @ 100	1,891,656
728,000	Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable 2/1/50 @ 100	463,180
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	421,081
460,000	PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51 @ 100	301,008
425,000	Pennsylvania Electric Co., 5.15%, 3/30/26(a)	419,698
458,000	Public Service Co of New Hampshire, 3.60%, 7/1/49, Callable 1/1/49 @ 100	355,477
545,000	Public Service Co of New Hampshire, 5.15%, 1/15/53, Callable 7/15/52 @ 100	546,284
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	500,651
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	198,657
1,052,000	Public Service Electric and Gas Co., 2.45%, 1/15/30, Callable 10/15/29 @ 100, MTN	904,490
821,000	Public Service Electric and Gas Co., 4.90%, 12/15/32, Callable 9/15/32 @ 100	817,823
357,000	Public Service Electric and Gas Co., 4.65%, 3/15/33, Callable 12/15/32 @ 100, MTN	349,548
389,000	Public Service Electric and Gas Co., 4.15%, 11/1/45, Callable 5/1/45 @ 100	319,148
1,221,000	San Diego Gas & Electric Co., 5.35%, 4/1/53, Callable 10/1/52 @ 100	1,198,238
1,719,000	Southern California Edison Co., 1.20%, 2/1/26, Callable 1/1/26 @ 100	1,534,366
742,000	Southern California Edison Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	621,239
3,480,000	Southern California Edison Co., 5.95%, 11/1/32, Callable 8/1/32 @ 100	3,636,844
828,000	Southern California Edison Co., 5.88%, 12/1/53, Callable 6/1/53 @ 100	831,536
4,774,000	Southern Co. (The), 1.88% (EUSA5+211 bps), 9/15/81, Callable 6/15/27 @ 100	4,069,445
564,000	Southwestern Electric Power Co., 5.30%, 4/1/33, Callable 1/1/33 @ 100	556,733
1,744,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	1,199,129
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	170,498
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	2,537
463,000	Union Electric Co., 2.63%, 3/15/51, Callable 9/15/50 @ 100	294,989
478,000	Union Electric Co., 5.45%, 3/15/53, Callable 9/15/52 @ 100	487,352
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	395,237
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	396,641
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	586,032
2,298,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	2,234,669

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$848,000	Wisconsin Power and Light Co., 1.95%, 9/16/31,
	Callable 6/16/31 @ 100	$670,780

		86,870,858

Financial Services (0.6%):
1,708,000	Federal National Mortgage Association, 1.55%, 8/24/35, Callable 8/24/23 @ 100	1,209,093
1,000,000	Fiserv, Inc., 4.50%, 5/24/31, Callable 2/24/31 @ 100	1,095,307
295,000	Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @ 100	219,301
1,508,000	Glencore Funding LLC, 3.88%, 10/27/27, Callable 7/27/27 @ 100(a)	1,406,432
2,012,000	Glencore Funding LLC, 5.40%, 5/8/28, Callable 4/8/28 @ 100(a)	1,990,795
1,381,000	Glencore Funding LLC, 5.70%, 5/8/33, Callable 2/8/33 @ 100(a)	1,363,474
761,000	Global Payments, Inc., 4.45%, 6/1/28, Callable 3/1/28 @ 100	710,632
2,487,000	Global Payments, Inc., 5.30%, 8/15/29, Callable 6/15/29 @ 100	2,408,003
3,309,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,876,749
1,898,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	1,596,755
756,000	Global Payments, Inc., 4.88%, 3/17/31, Callable 1/17/31 @ 100	820,010
870,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, 2/1/24, Callable 1/1/24 @ 100(a)	857,272
397,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	380,541
678,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.88%, 11/15/27, Callable 10/15/27 @ 100(a)	671,928
396,000	Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	371,440

		17,977,732

Gas Utilities (0.1%):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	220,227
1,254,000	Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52, Callable 5/15/52 @ 100	1,375,898
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	407,496
1,490,000	Southwest Gas Corp., 5.45%, 3/23/28, Callable 2/23/28 @ 100	1,482,385

		3,486,006

Ground Transportation (0.6%):
787,000	Burlington Northern Santa Fe LLC, 4.05%, 6/15/48, Callable 12/15/47 @ 100	672,814
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,188,636
855,000	Burlington Northern Santa Fe LLC, 3.05%, 2/15/51, Callable 8/15/50 @ 100	604,595
685,000	Burlington Northern Santa Fe LLC, 3.30%, 9/15/51, Callable 3/15/51 @ 100	509,135
313,000	Burlington Northern Santa Fe LLC, 2.88%, 6/15/52, Callable 12/15/51 @ 100	213,373
376,000	CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100	333,459

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Ground Transportation, continued
$1,715,000	CSX Corp., 2.50%, 5/15/51, Callable 11/15/50 @ 100	$1,087,133
2,059,000	CSX Corp., 4.50%, 11/15/52, Callable 5/15/52 @ 100	1,855,153
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,167,984
667,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	490,606
2,331,000	Norfolk Southern Corp., 3.05%, 5/15/50, Callable 11/15/49 @ 100	1,607,563
1,232,000	Norfolk Southern Corp., 2.90%, 8/25/51, Callable 2/25/51 @ 100	812,869
738,000	Norfolk Southern Corp., 4.05%, 8/15/52, Callable 2/15/52 @ 100	606,774
1,894,000	Ryder System, Inc., 5.65%, 3/1/28, Callable 2/1/28 @ 100	1,888,197
1,198,000	Ryder System, Inc., 5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN	1,184,741
611,000	Union Pacific Corp., 3.38%, 2/14/42, Callable 8/14/41 @ 100	486,589
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	1,789
633,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	470,993
2,011,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	1,395,129
1,254,000	Union Pacific Corp., 4.95%, 9/9/52, Callable 3/9/52 @ 100	1,239,836
1,010,000	Union Pacific Corp., 3.50%, 2/14/53, Callable 8/14/52 @ 100	777,615
305,000	Union Pacific Corp., 4.95%, 5/15/53, Callable 11/15/52 @ 100	301,297
348,653	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	332,294

		19,228,574

Health Care Providers & Services (1.0%):
410,000	Aetna, Inc., 4.75%, 3/15/44, Callable 9/15/43 @ 100	361,052
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	180,340
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	392,395
965,000	BHSH System Obligated Group, Series 2019-A, 3.49%, 7/15/49, Callable 1/15/49 @ 100	708,102
610,000	City of Hope, Series 2013, 5.62%, 11/15/43	601,713
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	293,566
130,000	CommonSpirit Health, 3.82%, 10/1/49, Callable 4/1/49 @ 100	100,675
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	490,145
1,501,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,443,608
1,240,000	Duke University Health, 3.92%, 6/1/47, Callable 12/1/46 @ 100	1,037,550
415,000	Elevance Health, Inc., 3.60%, 3/15/51, Callable 9/15/50 @ 100	316,685
710,000	Elevance Health, Inc., 4.55%, 5/15/52, Callable 11/15/51 @ 100	629,384

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$476,000	Elevance Health, Inc., 6.10%, 10/15/52, Callable 4/15/52 @ 100	$519,773
294,000	Evernorth Health, Inc., 4.50%, 2/25/26, Callable 11/27/25 @ 100	287,536
2,100,000	HCA, Inc., 5.25%, 4/15/25	2,068,500
2,353,000	HCA, Inc., 5.88%, 2/15/26, Callable 8/15/25 @ 100	2,350,059
6,869,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	6,783,137
1,207,000	HCA, Inc., 5.38%, 9/1/26, Callable 3/1/26 @ 100	1,197,947
2,833,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	2,482,416
1,434,000	HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100	984,224
197,000	Hoag Memorial Hospital Presbyterian, 3.80%, 7/15/52, Callable 1/15/52 @ 100	158,717
737,000	Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	702,965
410,000	Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	310,622
235,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	206,248
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	433,627
1,856,000	UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable 11/15/49 @ 100	1,295,946
851,000	UnitedHealth Group, Inc., 4.75%, 5/15/52, Callable 11/15/51 @ 100	806,925
398,000	UnitedHealth Group, Inc., 4.95%, 5/15/62, Callable 11/15/61 @ 100	381,887
1,201,000	UnitedHealth Group, Inc., 6.05%, 2/15/63, Callable 8/15/62 @ 100	1,352,940

		28,878,684

Independent Power and Renewable Electricity Producers (0.0%†):
905,000	Evergy Metro, Inc., 4.95%, 4/15/33, Callable 1/15/33 @ 100	890,286

Industrial Conglomerates (0.0%†):
980,000	Honeywell International, Inc., 3.75%, 5/17/32, Callable 2/17/32 @ 100	1,050,365

Industrial REITs (0.1%):
1,892,000	Prologis LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	1,506,721
2,913,000	Prologis LP, 5.13%, 1/15/34, Callable 10/15/33 @ 100	2,875,498

		4,382,219

Insurance (0.3%):
775,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	744,477
2,417,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	2,083,012
2,539,000	Aon Corp./Aon Global Holdings plc, 2.60%, 12/2/31, Callable 9/2/31 @ 100	2,083,455
1,293,000	Aon Corp./Aon Global Holdings plc, 5.00%, 9/12/32, Callable 6/12/32 @ 100	1,272,403
962,000	Aon Corp./Aon Global Holdings plc, 5.35%, 2/28/33, Callable 11/28/32 @ 100	966,444
378,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	307,383
1,303,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	1,262,100

		8,719,274

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Interactive Media & Services (0.1%):
$883,000	Meta Platforms, Inc., 5.60%, 5/15/53, Callable 11/15/52 @ 100	$907,453
3,017,000	Meta Platforms, Inc., 5.75%, 5/15/63, Callable 11/15/62 @ 100	3,111,079

		4,018,532

IT Services (0.0%†):
722,000	DXC Technology Co., 2.38%, 9/15/28, Callable 7/15/28 @ 100	599,370

Life Sciences Tools & Services (0.0%†):
614,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	502,060
965,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	784,000

		1,286,060

Machinery (0.1%):
312,000	CNH Industrial Capital LLC, 4.55%, 4/10/28, Callable 3/10/28 @ 100	299,626
1,248,000	Otis Worldwide Corp., 2.57%, 2/15/30, Callable 11/15/29 @ 100	1,075,226

		1,374,852

Media (0.3%):
2,976,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 6/30/62, Callable 12/30/61 @ 100	1,819,568
1,880,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	1,642,780
1,640,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	1,524,375
1,541,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100	1,002,357
384,000	Cox Communications, Inc., 3.85%, 2/1/25, Callable 11/1/24 @ 100(a)	371,732
799,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	561,515
369,000	Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/30, Callable 12/30/29 @ 100	357,985
541,000	NBCUniversal Media LLC, 4.45%, 1/15/43	481,964
265,000	Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/1/24, Callable 8/1/24 @ 100	257,499
526,000	Paramount Global, 4.85%, 7/1/42, Callable 1/1/42 @ 100	392,144

		8,411,919

Metals & Mining (0.0%†):
1,176,000	Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	957,288

Multi-Utilities (0.3%):
480,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	346,573
390,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	261,411
296,000	Ameren Illinois Co., 5.90%, 12/1/52, Callable 6/1/52 @ 100	322,631
705,000	CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32, Callable 7/1/32 @ 100	677,161
1,162,000	CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33, Callable 1/1/33 @ 100	1,160,013

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	$145,528
599,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/1/50, Callable 1/1/50 @ 100	407,375
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	515,130
1,484,000	Consumers Energy Co., 4.63%, 5/15/33, Callable 11/15/32 @ 100	1,444,184
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	421,124
778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	546,081
2,151,000	Consumers Energy Co., 4.20%, 9/1/52, Callable 3/1/52 @ 100	1,840,120
804,000	NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28 @ 100	802,525

		8,889,856

Oil, Gas & Consumable Fuels (3.3%):
525,000	Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	449,521
1,361,000	BP Capital Markets America, Inc., 2.72%, 1/12/32, Callable 10/12/31 @ 100	1,153,100
4,209,000	BP Capital Markets America, Inc., 4.81%, 2/13/33, Callable 11/13/32 @ 100	4,136,302
1,991,000	BP Capital Markets America, Inc., 4.89%, 9/11/33, Callable 6/11/33 @ 100	1,966,537
762,000	Cameron LNG LLC, 2.90%, 7/15/31, Callable 4/15/31 @ 100(a)	654,907
4,367,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	3,639,816
1,608,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	1,330,472
6,392,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	6,296,120
3,027,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	2,739,435
469,000	Devon Energy Corp., 8.25%, 8/1/23, Callable 7/18/23 @ 100	469,233
2,070,000	Devon Energy Corp., 4.50%, 1/15/30, Callable 1/15/25 @ 102.25	1,941,132
5,592,000	Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	5,242,500
9,505,000	Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	8,510,634
2,292,000	Diamondback Energy, Inc., 3.13%, 3/24/31, Callable 12/24/30 @ 100	1,957,856
711,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	695,861
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,006,242
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,064,316
2,432,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	2,414,205
423,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	467,741
2,099,000	Energy Transfer LP, 5.75%, 2/15/33, Callable 11/15/32 @ 100	2,107,453

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$398,000	Energy Transfer LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	$360,795
391,000	Energy Transfer LP, 5.15%, 2/1/43, Callable 8/1/42 @ 100	331,573
1,223,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	1,077,437
675,000	Energy Transfer LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	655,517
4,238,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	3,576,605
266,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	262,707
515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	425,479
918,000	Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	645,137
1,537,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	1,085,643
240,000	EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100	237,600
563,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	544,699
2,294,000	Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50 @ 100	1,471,775
698,000	Kinder Morgan, Inc., 3.60%, 2/15/51, Callable 8/15/50 @ 100	480,360
3,034,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	2,511,888
1,242,000	NGPL PipeCo LLC, 7.77%, 12/15/37(a)	1,318,073
1,586,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,504,718
1,942,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,566,542
1,689,000	Northern Natural Gas Co., 3.40%, 10/16/51, Callable 4/16/51 @ 100(a)	1,165,608
2,745,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	2,603,888
2,028,000	Pioneer Natural Resources Co., 5.10%, 3/29/26	2,013,323
6,782,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	6,674,166
1,531,000	Sabine Pass Liquefaction LLC, 5.90%, 9/15/37, Callable 3/15/37 @ 100(a)	1,548,607
1,374,000	Targa Resources Corp., 5.20%, 7/1/27, Callable 6/1/27 @ 100	1,347,873
766,000	Targa Resources Corp., 6.50%, 2/15/53, Callable 8/15/52 @ 100	774,956
470,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 8/7/23 @ 102.5	448,615
2,554,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	2,352,873
1,670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	1,438,288
1,696,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,565,954
3,477,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	2,728,325
3,050,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,190,736

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	$2,056,774
2,266,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	1,750,229
424,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	464,235

		98,424,381

Passenger Airlines (0.1%):
739,139	American Airlines Pass Through Trust, Series 2015- 2, Class B, 4.40%, 3/22/25	731,640
443,150	American Airlines Pass Through Trust, Series 2015- 2, Class AA, 3.60%, 3/22/29	408,022
188,887	American Airlines Pass Through Trust, Series 2016- 2, Class AA, 3.20%, 12/15/29	168,935
68,160	American Airlines Pass Through Trust, Series 2017- 1, Class AA, 3.65%, 8/15/30	62,199
615,405	American Airlines Pass Through Trust, Series 2019- 1, 3.15%, 8/15/33	532,517
420,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	409,726
5,289	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	4,903
216,482	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	199,831
9,923	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	9,072
302,604	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	272,601
41,168	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	37,138
159,583	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	138,047
196,083	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	175,202
315,035	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	286,859
433,794	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	366,783

		3,803,475

Pharmaceuticals (0.0%†):
375,000	Merck & Co., Inc., 5.15%, 5/17/63, Callable 11/17/62 @ 100	383,074

Professional Services (0.2%):
733,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26, Callable 3/27/26 @ 100	689,562
3,439,000	Equifax, Inc., 5.10%, 6/1/28, Callable 5/1/28 @ 100	3,399,324
1,603,000	Global Payments, Inc., 4.95%, 8/15/27, Callable 7/15/27 @ 100	1,551,912

		5,640,798

Real Estate Management & Development (0.0%†):
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	839,944

Retail REITs (0.2%):
534,000	Kimco Realty OP LLC, 2.25%, 12/1/31, Callable 9/1/31 @ 100	415,117
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	369,483

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Retail REITs, continued
$1,548,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	$1,035,809
402,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	241,181
1,081,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	941,821
1,987,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	1,743,593

		4,747,004

Semiconductors & Semiconductor Equipment (0.7%):
1,998,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	1,830,158
933,000	Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32 @ 100(a)	841,806
1,760,000	Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100(a)	1,467,564
5,091,000	Broadcom, Inc., 3.47%, 4/15/34, Callable 1/15/34 @ 100(a)	4,181,187
471,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100(a)	356,333
3,751,000	Intel Corp., 4.88%, 2/10/28, Callable 1/10/28 @ 100	3,732,680
745,000	Intel Corp., 3.73%, 12/8/47, Callable 6/8/47 @ 100	577,721
774,000	Intel Corp., 5.05%, 8/5/62, Callable 2/5/62 @ 100	708,534
1,870,000	KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100	1,882,364
1,177,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,131,980
618,000	QUALCOMM, Inc., 4.25%, 5/20/32, Callable 2/20/32 @ 100	600,656
1,837,000	QUALCOMM, Inc., 5.40%, 5/20/33, Callable 2/20/33 @ 100	1,932,638
632,000	QUALCOMM, Inc., 4.50%, 5/20/52, Callable 11/20/51 @ 100	574,260
1,738,998	Texas Electric Market Stabilization Funding N LLC, 4.26%, 8/1/36(a)	1,663,885
494,000	TSMC Arizona Corp., 4.25%, 4/22/32, Callable 1/22/32 @ 100^	476,446

		21,958,212

Software (0.6%):
347,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	302,812
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,300,155
573,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	467,025
1,611,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,243,197
1,903,000	Oracle Corp., 5.38%, 7/15/40	1,805,517
6,158,000	Oracle Corp., 3.65%, 3/25/41, Callable 9/25/40 @ 100	4,731,407
409,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	342,153
878,000	Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47 @ 100	670,229
1,854,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,320,730
1,981,000	Oracle Corp., 6.90%, 11/9/52, Callable 5/9/52 @ 100	2,218,076
327,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	317,981

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$545,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	$455,339
2,348,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	1,845,620

		17,020,241

Specialized REITs (1.3%):
1,582,000	American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100	1,513,169
3,000,000	American Tower Corp., 0.45%, 1/15/27, Callable 11/15/26 @ 100	2,836,467
359,000	American Tower Corp., 2.75%, 1/15/27, Callable 11/15/26 @ 100	326,188
347,000	American Tower Corp., 3.13%, 1/15/27, Callable 10/15/26 @ 100	319,280
318,000	American Tower Corp., 3.65%, 3/15/27, Callable 2/15/27 @ 100	297,905
1,592,000	American Tower Corp., 3.55%, 7/15/27, Callable 4/15/27 @ 100	1,476,562
1,454,000	American Tower Corp., 5.50%, 3/15/28, Callable 2/15/28 @ 100	1,442,448
2,191,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,989,393
530,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	418,288
1,406,000	American Tower Corp., 2.70%, 4/15/31, Callable 1/15/31 @ 100	1,164,404
1,504,000	American Tower Corp., 2.30%, 9/15/31, Callable 6/15/31 @ 100	1,196,479
1,078,000	American Tower Corp., 4.05%, 3/15/32, Callable 12/15/31 @ 100	982,093
1,823,000	American Tower Corp., 5.65%, 3/15/33, Callable 12/15/32 @ 100	1,844,685
3,450,000	American Tower Corp., 5.55%, 7/15/33, Callable 4/15/33 @ 100	3,457,493
1,226,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	1,066,296
2,060,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,676,836
2,873,000	Crown Castle International Corp., 2.50%, 7/15/31, Callable 4/15/31 @ 100	2,356,595
2,354,000	Crown Castle, Inc., 5.00%, 1/11/28, Callable 12/11/27 @ 100	2,309,891
2,318,000	Crown Castle, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100	2,160,962
3,830,000	Crown Castle, Inc., 5.10%, 5/1/33, Callable 2/1/33 @ 100	3,749,382
870,000	Equifax, Inc., 1.80%, 7/15/27, Callable 5/15/27 @ 100	753,420
1,299,000	Equifax, Inc., 1.55%, 3/15/28, Callable 1/15/28 @ 100	1,088,402
1,211,000	Equifax, Inc., 2.50%, 5/15/31, Callable 2/15/31 @ 100	984,146
772,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	656,058
1,956,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	1,717,055

See accompanying notes to the financial statements.

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Specialized REITs, continued
$2,283,000	Equinix, Inc., 2.15%, 7/15/30, Callable 4/15/30 @ 100	$1,844,422

		39,628,319

Specialty Retail (0.3%):
1,510,000	General Motors Financial Co., Inc., 5.80%, 6/23/28, Callable 5/23/28 @ 100	1,500,165
1,298,000	General Motors Financial Co., Inc., 5.85%, 4/6/30, Callable 2/6/30 @ 100	1,282,688
862,000	Home Depot, Inc. (The), 2.75%, 9/15/51, Callable 3/15/51 @ 100	578,289
3,551,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	3,286,110
2,736,000	Lowe’s Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31 @ 100	2,305,887

		8,953,139

Technology Hardware, Storage & Peripherals (0.1%):
1,008,000	Dell International LLC/EMC Corp., 3.45%, 12/15/51, Callable 6/15/51 @ 100(a)	669,956
1,502,000	Hewlett Packard Enterprise Co., 5.25%, 7/1/28, Callable 6/1/28 @ 100	1,487,892

		2,157,848

Tobacco (0.4%):
2,243,000	Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,753,638
1,537,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	1,494,656
800,000	Altria Group, Inc., 4.25%, 8/9/42	620,670
921,000	BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100	886,278
242,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	181,616
1,165,000	BAT Capital Corp., 3.98%, 9/25/50, Callable 3/25/50 @ 100	784,481
2,482,000	Philip Morris International, Inc., 5.13%, 11/17/27, Callable 10/17/27 @ 100	2,488,510
2,995,000	Philip Morris International, Inc., 4.88%, 2/15/28, Callable 1/15/28 @ 100	2,950,021
1,157,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,028,532

		12,188,402

Water Utilities (0.0%†):
1,220,000	CenterPoint Energy Resources Corp., 5.25%, 3/1/28, Callable 2/1/28 @ 100	1,219,227

Wireless Telecommunication Services (0.6%):
860,000	Sprint LLC, 7.88%, 9/15/23	862,150
5,191,000	Sprint LLC, 7.13%, 6/15/24	5,242,910
6,092,000	Sprint LLC, 7.63%, 2/15/25, Callable 11/15/24 @ 100	6,221,455
4,678,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	4,418,156
1,502,000	T-Mobile USA, Inc., 4.95%, 3/15/28, Callable 2/15/28 @ 100	1,478,483

		18,223,154

Total Corporate Bonds (Cost $700,550,976)		670,509,190

Principal Amount		Value
Foreign Bonds (0.5%):
Automobiles (0.0%†):
$600,000	Volkswagen International Finance NV, 1.25%, 9/23/32+(a)	$505,454
300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	312,020

		817,474

Banks (0.1%):
3,000,000	ING Groep NV, 4.50%, 5/23/29, Callable 5/23/28 @ 100+(a)	3,236,462

Capital Markets (0.1%):
100,000	Deutsche Bank AG, 1.00% (EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	102,972
1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	1,133,146

		1,236,118

Chemicals (0.1%):
2,200,000	Linde plc, 3.38%, 6/12/29, Callable 3/12/29 @ 100+(a)	2,380,727

Electric Utilities (0.0%†):
600,000	RTE Reseau de Transport d’Electricite SADIR, 3.75%, 7/4/35, Callable 4/4/35 @ 100, MTN+(a)	651,482

Household Durables (0.1%):
1,200,000	Robert Bosch GmbH, 4.38%, 6/2/43, Callable 3/2/43 @ 100, MTN+(a)	1,340,948

Oil, Gas & Consumable Fuels (0.0%†):
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	461,560
630,000	Eni SpA, 4.25%, 5/19/33, MTN+(a)	681,778

		1,143,338

Pharmaceuticals (0.1%):
3,170,000	Bayer AG, 4.00%, 8/26/26, Callable 7/26/26 @ 100+(a)	3,461,367

Sovereign Bond (0.0%†):
152,000	Romanian Government International Bond, 2.88%, 3/11/29, MTN+(a)	143,797
163,000	Romanian Government International Bond, Registered Shares, 2.50%, 2/8/30, MTN+(a)	145,961

		289,758

Total Foreign Bonds (Cost $15,024,358)		14,557,674

Yankee Debt Obligations (3.0%):
Banks (0.1%):
428,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 6/6/24^(a)	419,660
317,000	Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(a)	317,364
487,000	Barclays plc, 7.44% (H15T1Y+350 bps), 11/2/33, Callable 11/2/32 @ 100	526,385
446,000	Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25 @ 100(a)	420,355
348,000	Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable 5/15/29 @ 100(a)	293,279
419,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 6/6/27(a)	412,715

		2,389,758

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Biotechnology (0.0%†):
$941,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	$881,321

Capital Markets (0.4%):
438,000	Credit Suisse AG, 4.75%, 8/9/24	427,689
715,000	Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a)	558,594
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100(a)	1,908
347,000	MDGH GMTN RSC, Ltd., 4.38%, 11/22/33, Callable 8/22/33 @ 100(a)	333,564
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	561,265
3,177,000	UBS Group AG, 3.75%, 3/26/25	3,040,176
538,000	UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	509,853
686,000	UBS Group AG, 4.55%, 4/17/26	659,343
608,000	UBS Group AG, 2.19% (SOFR+204 bps), 6/5/26, Callable 6/5/25 @ 100(a)	556,107
494,000	UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a)	455,793
750,000	UBS Group AG, 6.54% (SOFR+392 bps), 8/12/33, Callable 8/12/32 @ 100(a)	759,375
2,010,000	UBS Group AG, 9.02% (SOFR+502 bps), 11/15/33, Callable 11/15/32 @ 100(a)	2,411,612

		10,275,279

Chemicals (0.1%):
660,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	631,950
561,000	SABIC Capital II BV, 4.50%, 10/10/28(a)	547,036
515,000	Sociedad Quimica y Minera de Chile SA, 4.25%, 1/22/50, Callable 7/22/49 @ 100^(a)	408,138

		1,587,124

Construction Materials (0.0%†):
425,000	Freeport Indonesia PT, Registered Shares, 4.76%, 4/14/27, Callable 3/14/27 @ 100(a)	410,871

Consumer Staples Distribution & Retail (0.0%†):
561,000	Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24 @ 100(a)	553,825

Diversified Telecommunication Services (0.0%†):
344,000	CK Hutchison International 23, Ltd., 4.75%, 4/21/28, Callable 3/21/28 @ 100(a)	339,954
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	388,407
330,000	NTT Finance Corp., 4.14%, 7/26/24(a)	322,956

		1,051,317

Electric Utilities (0.1%):
418,000	Comision Federal de Electricidad, 4.88%, 1/15/24(a)	413,064
597,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a)	553,946
527,000	Kallpa Generacion SA, 4.13%, 8/16/27, Callable 5/16/27 @ 100(a)	488,353

		1,455,363

Financial Services (0.6%):
470,000	Banco Latinoamericano de Comercio Exterior SA, 2.38%, 9/14/25, Callable 8/15/25 @ 100(a)	434,918
200,000	Banco Nacional de Panama, 2.50%, 8/11/30, Callable 5/11/30 @ 100(a)	157,000
1,703,000	BAT International Finance plc, 4.45%, 3/16/28, Callable 2/16/28 @ 100	1,607,206

Principal Amount		Value
Yankee Debt Obligations, continued
Financial Services, continued
$762,000	Consorcio Transmantaro SA, 4.70%, 4/16/34(a)	$701,040
460,000	Credit Suisse AG, 0.50%, 2/2/24	441,405
4,961,000	Credit Suisse AG, 3.63%, 9/9/24	4,764,907
744,000	Credit Suisse AG, 7.95%, 1/9/25	758,557
4,952,000	Credit Suisse AG, 3.70%, 2/21/25	4,726,694
750,000	Credit Suisse AG, 2.95%, 4/9/25	704,153
1,935,000	Credit Suisse AG, 5.00%, 7/9/27	1,859,264
2,263,000	Credit Suisse AG, 7.50%, 2/15/28	2,404,709

		18,559,853

Food Products (0.0%†):
697,000	Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a)	562,526

Independent Power and Renewable Electricity Producers (0.0%†):
267,583	AES Panama Generation Holdings SRL, 4.38%, 5/31/30, Callable 2/28/30 @ 100(a)	231,124
506,000	Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @ 100(a)	425,857

		656,981

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	483,319
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	455,196
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	478,741

		1,417,256

Machinery (0.1%):
1,864,000	CNH Industrial N.V., 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	1,747,194

Metals & Mining (0.4%):
3,581,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	3,368,038
3,304,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	3,148,613
1,969,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	1,687,081
2,017,000	Anglo American Capital plc, 5.50%, 5/2/33, Callable 2/2/33 @ 100(a)	1,961,837
525,000	Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30 @ 100(a)	424,821
858,000	Corp. Nacional del Cobre de Chile, Registered Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	808,974
409,000	POSCO, 5.63%, 1/17/26(a)	407,597

		11,806,961

Oil, Gas & Consumable Fuels (0.2%):
2,459,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100	1,730,280
555,000	Ecopetrol SA, 4.13%, 1/16/25	532,106
2,364,000	Enbridge, Inc., 5.70%, 3/8/33, Callable 12/8/32 @ 100	2,386,763
588,907	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, 9/30/40(a)	472,010
270,000	KazMunayGas National Co. JSC, 3.50%, 4/14/33, Callable 10/14/32 @ 100(a)	208,575
470,000	Pertamina Persero PT, 3.10%, 1/21/30, Callable 10/21/29 @ 100(a)	414,775
495,000	Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	413,222

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$623,000	Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable 5/24/50 @ 100(a)	$434,323
604,000	Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable 5/24/70 @ 100(a)	399,395
196,000	Suncor Energy, Inc., 7.15%, 2/1/32	210,647

		7,202,096

Paper & Forest Products (0.1%):
615,000	Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30, Callable 10/29/29 @ 100(a)	546,378
278,000	Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	278,000
552,000	Suzano Austria GmbH, 5.75%, 7/14/26(a)	552,928
327,000	Suzano Austria GmbH, 3.75%, 1/15/31, Callable 10/15/30 @ 100	278,358

		1,655,664

Passenger Airlines (0.0%†):
257,816	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	226,886

Real Estate Management & Development (0.0%†):
269,000	Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24 @ 100^(a)	263,620
453,000	Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49 @ 100(a)	356,728

		620,348

Semiconductors & Semiconductor Equipment (0.1%):
2,213,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100	2,075,502
2,377,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100	2,097,457

		4,172,959

Sovereign Bond (0.7%):
434,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	364,516
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,435,938
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	632,238
20,000	Hungary Government International Bond, 5.38%, 3/25/24	19,899
425,000	Hungary Government International Bond, 5.25%, 6/16/29(a)	412,805
240,000	Hungary Government International Bond, 7.63%, 3/29/41	270,609
1,015,000	Mexico Government International Bond, 3.75%, 1/11/28	962,348
378,000	Mexico Government International Bond, 4.75%, 4/27/32, Callable 1/27/32 @ 100	359,422
4,915,000	Mexico Government International Bond, 6.35%, 2/9/35, Callable 11/9/34 @ 100	5,153,658
200,000	Mexico Government International Bond, 6.34%, 5/4/53, Callable 11/4/52 @ 100	202,501
322,000	Mexico Government International Bond, 5.75%, 10/12/10	286,529
393,041	Oriental Republic of Uruguay, 4.50%, 8/14/24	391,500
1,062,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	929,250
421,000	Panama Government International Bond, 3.30%, 1/19/33, Callable 10/19/32 @ 100	349,430

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$1,095,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	$817,144
430,000	Peruvian Government International Bond, 2.78%, 1/23/31, Callable 10/23/30 @ 100	366,342
397,000	Peruvian Government International Bond, 1.86%, 12/1/32, Callable 9/1/32 @ 100	304,304
116,000	Peruvian Government International Bond, 3.00%, 1/15/34, Callable 10/15/33 @ 100	95,558
200,000	Qatar Government International Bond, 4.00%, 3/14/29(a)	195,101
200,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	191,966
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	199,408
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,175,215
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	240,453
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	440,217
1,137,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	1,074,465
1,031,000	Republic of Peru, 5.63%, 11/18/50	1,052,422
412,000	Republic of Poland Government International Bond, 5.50%, 4/4/53, Callable 10/4/52 @ 100	414,950
278,000	Romanian Government International Bond, 5.25%, 11/25/27(a)	270,892
368,000	Romanian Government International Bond, 3.63%, 3/27/32(a)	312,801
112,000	Romanian Government International Bond, 7.13%, 1/17/33(a)	118,730
236,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	259,482
212,000	Saudi Government International Bond, 2.75%, 2/3/32(a)	182,256
200,000	Saudi Government International Bond, 5.00%, 4/17/49(a)	186,275
200,000	Saudi Government International Bond, 3.25%, 11/17/51, MTN(a)	140,131
478,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	360,938

		22,169,693

Wireless Telecommunication Services (0.0%†):
280,000	Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31 @ 100(a)	241,335
523,000	Empresa Nacional del Petroleo, 3.75%, 8/5/26, Callable 5/5/26 @ 100(a)	493,681
285,000	Empresa Nacional del Petroleo, 6.15%, 5/10/33, Callable 2/10/33 @ 100(a)	284,287

		1,019,303

Total Yankee Debt Obligations (Cost $94,145,455)		90,422,578

Municipal Bonds (0.5%):
California (0.2%):
905,000	California State University Revenue, Series B, 2.72%, 11/1/52	650,496
435,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	526,572

See accompanying notes to the financial statements.

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Municipal Bonds, continued
California, continued
$600,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	$754,236
1,240,000	Los Angeles Department of Water & Power Power System Revenue, 6.57%, 7/1/45	1,536,186
645,000	Regents of the University of California Medical Center Pooled Revenue, 4.13%, 5/15/32, Continuously Callable @100	614,124
440,000	University of California Revenue, Series BF, 2.65%, 5/15/50, Continuously Callable @100	287,729
347,000	University of California Revenue, 4.77%, 5/15/15	316,707
50,000	University of California Revenue, 4.86%, 5/15/12	44,538

		4,730,588

Louisiana (0.2%):
4,735,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 5.05%, 12/1/34	4,778,562

Michigan (0.0%†):
801,000	University of Michigan Revenue, 3.50%, 4/1/52, Continuously Callable @100	663,765

Minnesota (0.0%†):
406,000	University of Minnesota Revenue, 4.05%, 4/1/52	359,683

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	664,085
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	242,735
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	125,940

		1,032,760

New York (0.1%):
1,420,000	New York State Dormitory Authority Revenue, 2.15%, 3/15/31	1,181,966
1,045,000	New York State Dormitory Authority Revenue, 2.05%, 3/15/30	889,232

		2,071,198

Oklahoma (0.0%†):
255,000	Oklahoma Development Finance Authority Revenue, Series A2, 4.62%, 6/1/44	244,346

Texas (0.0%†):
710,000	City of Houston TX, GO, 3.96%, 3/1/47	635,251
430,000	State of Texas, GO, Series B, 2.75%, 10/1/41, Continuously Callable @100	343,157

		978,408

Total Municipal Bonds (Cost $16,359,249)		14,859,310

U.S. Government Agency Mortgages (33.8%):
Federal National Mortgage Association (16.5%):
35,183	2.50%, 9/1/27, Pool #AP5205	33,097
51,906	2.50%, 9/1/27, Pool #AB6194	48,804
13,640	2.50%, 2/1/28, Pool #AB8446	12,831
29,936	2.50%, 4/1/28, Pool #AB8870	28,170
20,698	3.00%, 4/1/28, Pool #AT3121	19,869
24,462	3.00%, 5/1/28, Pool #AT6033	23,482
91,154	2.50%, 8/1/28, Pool #AS0190	85,768
108,033	3.50%, 10/1/28, Pool #AV0198	104,895

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$4,787	3.00%, 10/1/28, Pool #AQ4132	$4,507
55,170	3.00%, 10/1/28, Pool #AU8774	52,730
6,249	3.00%, 11/1/28, Pool #AV0298	5,883
208,784	3.50%, 11/1/28, Pool #AV1360	202,722
136,330	3.00%, 4/1/29, Pool #AW0937	130,555
127,023	3.00%, 5/1/29, Pool #AW2544	121,861
201,829	3.00%, 6/1/29, Pool #AS2676	193,280
262,560	3.00%, 7/1/29, Pool #AW4229	251,948
46,168	3.00%, 7/1/29, Pool #AW1281	44,453
46,039	3.50%, 9/1/29, Pool #AX0105	44,426
380,194	3.00%, 9/1/29, Pool #AL6897	363,346
127,716	3.00%, 9/1/29, Pool #AS3220	122,311
14,977	3.50%, 10/1/29, Pool #AX2741	14,453
76,660	3.00%, 10/1/29, Pool #AS3594	73,549
279,765	3.00%, 1/1/30, Pool #AL6144	267,937
2,605,000	5.00%, 1/15/30(c)	1,955,620
11,123	2.50%, 2/1/30, Pool #AS4488	10,456
9,934	2.50%, 2/1/30, Pool #AS4485	9,179
34,408	2.50%, 2/1/30, Pool #BM3403	32,347
77,851	2.50%, 3/1/30, Pool #AS4688	73,731
60,197	3.00%, 3/1/30, Pool #AL6583	56,898
30,476	2.50%, 4/1/30, Pool #AY3416	28,861
49,405	3.00%, 4/1/30, Pool #AL6584	47,246
16,242	2.50%, 5/1/30, Pool #AY0828	15,244
26,609	3.00%, 5/1/30, Pool #AL6761	25,431
3,901,000	5.04%, 5/15/30(c)	2,886,022
148,587	3.00%, 6/1/30, Pool #AL9381	141,724
18,785	2.50%, 7/1/30, Pool #AZ2170	17,793
10,746	3.00%, 7/1/30, Pool #AX9700	10,157
10,988	2.50%, 7/1/30, Pool #AS5405	10,371
40,824	3.00%, 7/1/30, Pool #AL7139	39,045
53,988	3.00%, 7/1/30, Pool #AX9701	51,633
62,990	2.50%, 7/1/30, Pool #AS5403	59,207
7,226	3.00%, 7/1/30, Pool #AZ2297	6,830
58,929	3.00%, 8/1/30, Pool #AL7227	56,329
39,977	3.50%, 8/1/30, Pool #AS5708	38,428
47,558	3.00%, 8/1/30, Pool #AS5622	45,488
53,532	3.00%, 8/1/30, Pool #AS5623	51,167
29,327	2.50%, 8/1/30, Pool #AS5548	27,564
37,672	2.50%, 8/1/30, Pool #AS5614	35,686
69,573	3.00%, 8/1/30, Pool #AL7225	66,545
61,909	2.50%, 8/1/30, Pool #AS5616	57,210
104,843	2.50%, 8/1/30, Pool #BM3552	95,871
3,930	3.00%, 8/1/30, Pool #AZ8597	3,715
9,459	3.00%, 8/1/30, Pool #AZ7833	8,943
10,231	3.00%, 8/1/30, Pool #AX3298	9,671
43,818	3.00%, 9/1/30, Pool #AS5714	41,906
50,144	2.50%, 9/1/30, Pool #AS5872	47,496
20,789	3.00%, 9/1/30, Pool #AZ5719	19,654
39,418	2.50%, 9/1/30, Pool #AS5786	37,050
12,901	3.00%, 9/1/30, Pool #AL7320	12,378
51,590	3.00%, 9/1/30, Pool #AS5728	48,766
40,872	2.50%, 11/1/30, Pool #AS6142	38,418
6,247	2.50%, 11/1/30, Pool #AL7800	5,772
36,913	2.50%, 11/1/30, Pool #AS6116	34,843
49,477	2.50%, 11/1/30, Pool #AS6141	46,859
43,314	2.50%, 11/1/30, Pool #AS6115	40,011
649,236	3.00%, 1/1/31, Pool #BM3537	617,726
56,234	2.50%, 3/1/31, Pool #BM1595	52,619

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$76,113	2.50%, 6/1/31, Pool #AS7320	$71,442
1,180,447	1.50%, 6/1/31, Pool #MA4367	1,069,006
118,167	2.50%, 7/1/31, Pool #AS7605	110,936
124,922	2.50%, 7/1/31, Pool #AS7617	117,266
2,176,711	1.50%, 7/1/31, Pool #MA4389	1,971,139
10,146	4.00%, 8/1/31, Pool #AY4688	9,909
21,536	4.00%, 8/1/31, Pool #AY4707	21,123
840,441	3.00%, 8/1/31, Pool #AL9376	790,527
4,961	2.50%, 8/1/31, Pool #BC2777	4,655
85,820	3.00%, 9/1/31, Pool #AL9378	81,710
511,028	2.50%, 10/1/31, Pool #AS8195	480,164
310,840	2.50%, 10/1/31, Pool #AS8208	291,736
163,730	2.50%, 10/1/31, Pool #AS8009	153,460
216,533	2.50%, 10/1/31, Pool #AS8193	202,963
43,545	2.00%, 10/1/31, Pool #MA2774	39,847
1,051,488	2.50%, 10/1/31, Pool #BC4773	987,715
72,455	2.00%, 11/1/31, Pool #BC9040	66,311
87,898	2.50%, 11/1/31, Pool #AS8245	82,579
161,335	2.50%, 11/1/31, Pool #BC2631	150,948
220,602	2.00%, 11/1/31, Pool #AS8251	201,862
13,594	2.00%, 11/1/31, Pool #AS8291	12,438
117,183	2.50%, 11/1/31, Pool #AS8241	109,823
184,073	2.50%, 11/1/31, Pool #AS8240	172,779
94,942	2.50%, 11/1/31, Pool #BC2628	89,245
257,270	2.00%, 11/1/31, Pool #BM3054	235,408
78,776	2.50%, 11/1/31, Pool #BC2629	73,932
60,554	2.00%, 12/1/31, Pool #MA2845	55,413
9,521	3.00%, 2/1/32, Pool #BE5670	8,992
16,202	2.50%, 2/1/32, Pool #BM1036	15,163
248,813	3.00%, 3/1/32, Pool #AS9327	234,879
293,363	2.50%, 3/1/32, Pool #AS9321	273,393
401,931	2.00%, 3/1/32, Pool #BM3061	367,772
321,735	2.50%, 3/1/32, Pool #AS9319	300,520
286,505	2.50%, 3/1/32, Pool #AS9318	266,924
164,514	2.50%, 3/1/32, Pool #AS9317	152,968
178,655	2.50%, 3/1/32, Pool #AS9316	167,663
1,218,794	3.50%, 4/1/32, Pool #BM3503	1,168,578
1,295,000	Class A2 , Series 2022-M1S, 2.08%, 4/25/32	1,068,871
882,672	3.50%, 5/1/32, Pool #BM1602	848,381
1,271,082	3.00%, 6/1/32, Pool #BM1791	1,208,677
385,964	2.50%, 8/1/32, Pool #BM3578	359,791
143,166	3.00%, 9/1/32, Pool #BM3240	135,803
49,337	3.50%, 11/1/32, Pool #BJ2054	47,306
30,061	3.50%, 1/1/33, Pool #BJ2096	29,021
51,673	5.50%, 1/1/33, Pool #676661	52,418
730,981	2.50%, 2/1/33, Pool #BM3793	689,769
1,664,565	3.00%, 5/1/33, Pool #FM1880	1,570,510
36,032	5.50%, 5/1/33, Pool #555424	36,696
48,620	4.00%, 9/1/33, Pool #BK7642	47,370
148,290	4.00%, 10/1/33, Pool #CA2527	143,858
141,824	4.00%, 11/1/33, Pool #CA2555	139,123
273,458	2.50%, 12/1/33, Pool #FM1680	250,402
3,430,000	Class A3 , Series 2022-M5, 2.45%, 1/1/34	2,812,777
272,975	5.00%, 2/1/35, Pool #735226	276,661
87,987	5.50%, 2/1/35, Pool #735989	89,607
21,555	5.00%, 3/1/35, Pool #735288	21,660
8,378	6.00%, 4/1/35, Pool #735504	8,405
297,800	2.00%, 6/1/35, Pool #CA5939	268,413
626,005	2.00%, 6/1/35, Pool #CA5933	562,876

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$154,904	3.00%, 8/1/35, Pool #CA6876	$145,838
164,410	3.00%, 8/1/35, Pool #CA6849	154,751
2,585,000	1.53%, 8/17/35, Callable 8/17/23 @ 100.00	1,828,184
3,170,000	1.60%, 8/24/35, Callable 8/24/23 @ 100.00	2,258,419
40,826	5.00%, 9/1/35, Pool #889974	41,318
307,089	2.00%, 9/1/35, Pool #CA7136	273,078
284,485	2.00%, 9/1/35, Pool #CA6840	253,854
2,770,000	1.78%, 11/16/35, Callable 8/16/23 @ 100.00	2,004,294
1,029,896	1.50%, 12/1/35, Pool #CA8377	886,684
880,690	2.50%, 12/1/35, Pool #CA8387	803,869
1,004,787	2.50%, 12/1/35, Pool #CA8388	919,781
46,465	3.00%, 12/1/35, Pool #CA8391	43,559
99,440	3.00%, 12/1/35, Pool #CA8389	93,600
101,880	4.00%, 1/1/36, Pool #AB0686	100,292
389,137	2.00%, 2/1/36, Pool #FM6149	347,241
418,147	2.50%, 3/1/36, Pool #CA9444	382,690
537,260	2.00%, 3/1/36, Pool #CA9432	478,207
282,541	1.50%, 3/1/36, Pool #CA9422	246,106
731,876	2.00%, 4/1/36, Pool #FM7495	652,064
445,983	1.50%, 5/1/36, Pool #CB0622	388,434
520,299	2.00%, 5/1/36, Pool #CB0428	463,567
1,600,002	1.50%, 6/1/36, Pool #FM7423	1,377,860
802,083	2.00%, 7/1/36, Pool #FM8117	714,253
206,385	5.50%, 9/1/36, Pool #995113	209,872
23,084	3.00%, 10/1/36, Pool #AL9227	21,132
378,741	2.00%, 11/1/36, Pool #FM9318	338,214
77,270	3.00%, 11/1/36, Pool #AS8349	70,732
187,912	3.00%, 11/1/36, Pool #AS8348	173,527
5,912,419	1.50%, 12/1/36, Pool #FS0003	5,134,691
181,859	3.00%, 12/1/36, Pool #BE1896	166,470
244,603	3.00%, 12/1/36, Pool #AS8553	222,624
372,730	2.00%, 1/1/37, Pool #FS0216	333,499
366,981	2.00%, 2/1/37, Pool #FS0754	327,090
828,907	2.00%, 2/1/37, Pool #CB2967	737,309
159,958	2.00%, 2/1/37, Pool #FS0610	142,149
468,778	1.50%, 2/1/37, Pool #FS3221	408,169
1,484,599	2.00%, 3/1/37, Pool #FS1331	1,322,147
433,006	2.00%, 3/1/37, Pool #CB2966	384,004
1,906,980	2.00%, 3/1/37, Pool #FS1330	1,688,996
1,140,179	2.00%, 4/1/37, Pool #FS3325	1,018,251
8,216	5.50%, 2/1/38, Pool #961545	8,354
7,489	6.00%, 3/1/38, Pool #889529	7,789
46,359	5.50%, 5/1/38, Pool #889692	46,885
21,423	6.00%, 5/1/38, Pool #889466	22,566
43,466	5.50%, 5/1/38, Pool #889441	44,215
31,588	5.50%, 6/1/38, Pool #995018	32,132
1,236,710	1.50%, 7/25/38, TBA	1,065,116
12,346,333	2.00%, 7/25/38, TBA	10,938,079
5,871,000	2.50%, 7/25/38, TBA	5,340,775
2,331,000	3.00%, 7/25/38, TBA	2,173,658
1,486,000	4.50%, 7/25/38, TBA	1,457,267
1,146,000	4.00%, 7/25/38, TBA	1,106,360
555,234	3.50%, 7/25/38, TBA	527,993
9,141	5.50%, 9/1/38, Pool #889995	9,270
21,896	6.00%, 10/1/38, Pool #889983	22,780
130,834	5.50%, 1/1/39, Pool #AB0200	137,468
41,200	4.50%, 4/1/39, Pool #930922	41,045
51,206	4.50%, 5/1/39, Pool #AL1472	50,813
33,861	3.50%, 5/1/39, Pool #MA3660	31,931

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$496,193	5.00%, 6/1/39, Pool #AL7521	$502,178
341,798	6.00%, 7/1/39, Pool #BF0056	357,602
23,579	5.50%, 10/1/39, Pool #AD0362	24,495
181,285	5.50%, 12/1/39, Pool #AC6680	181,706
24,014	5.50%, 12/1/39, Pool #AD0571	24,727
143,103	3.50%, 12/1/39, Pool #MA3869	134,947
2,330,841	4.50%, 1/1/40, Pool #AC8568	2,305,468
61,727	3.50%, 1/1/40, Pool #MA3891	58,214
109,098	3.50%, 2/1/40, Pool #MA3935	102,873
19,244	5.50%, 3/1/40, Pool #AL5304	19,667
146,918	6.00%, 4/1/40, Pool #AL4141	152,852
16,533	4.50%, 4/1/40, Pool #AD4038	16,407
27,677	6.50%, 5/1/40, Pool #AL1704	28,927
31,822	4.50%, 7/1/40, Pool #AB1226	31,475
37,778	4.50%, 7/1/40, Pool #AD7127	37,371
16,464	6.00%, 9/1/40, Pool #AE0823	17,205
2,680,000	Class CY , Series 2010-136, 4.00%, 12/25/40	2,545,913
17,800	4.00%, 1/1/41, Pool #AL7167	17,079
2,639,559	Class ZA , Series 2011-8, 4.00%, 2/25/41	2,469,926
37,414	6.00%, 6/1/41, Pool #AL4142	39,365
237,786	5.00%, 7/1/41, Pool #AL7524	244,141
13,916	4.50%, 7/1/41, Pool #AB3314	13,478
25,995	4.50%, 9/1/41, Pool #AI8961	25,840
425,576	5.50%, 9/1/41, Pool #AL8430	432,888
14,284,573	1.50%, 11/1/41, Pool #FS0316	11,622,538
7,284,888	1.50%, 12/1/41, Pool #MA4500	5,928,777
2,279,162	2.00%, 12/1/41, Pool #MA4501	1,904,713
555,193	4.00%, 1/1/42, Pool #AB4307	538,657
131,584	3.50%, 1/1/42, Pool #AW8154	121,665
576,593	2.00%, 2/1/42, Pool #MA4540	488,756
862,395	2.00%, 3/1/42, Pool #MA4586	730,960
5,557,975	2.00%, 3/1/42, Pool #MA4570	4,711,329
52,826	3.50%, 4/1/42, Pool #AO0777	49,381
19,992	3.50%, 4/1/42, Pool #AK7510	18,918
111,855	4.00%, 5/1/42, Pool #AO2961	107,693
27,650	4.00%, 5/1/42, Pool #A02114	26,622
7,169	3.50%, 5/1/42, Pool #AO2881	6,782
10,990	3.50%, 6/1/42, Pool #AK9225	10,392
8,466	3.50%, 6/1/42, Pool #AO3048	8,007
24,559	3.50%, 7/1/42, Pool #AO9707	23,221
110,972	4.50%, 9/1/42, Pool #AL2482	108,886
656,841	4.50%, 1/1/43, Pool #AL8206	645,712
52,306	3.00%, 3/1/43, Pool #AR7576	47,173
61,432	3.00%, 3/1/43, Pool #AR9218	55,412
41,584	3.00%, 3/1/43, Pool #AR7568	37,510
53,331	3.00%, 4/1/43, Pool #AT2043	48,115
613	3.50%, 4/1/43, Pool #CA1530	566
51,945	3.00%, 4/1/43, Pool #AB8923	46,854
50,952	3.00%, 4/1/43, Pool #AB8924	45,941
83,591	3.00%, 4/1/43, Pool #AT2040	75,393
21,162	3.00%, 4/1/43, Pool #AT2037	19,091
62,897	3.00%, 4/1/43, Pool #AR8630	56,721
7,291	3.00%, 6/1/43, Pool #AB9564	6,573
440,283	5.00%, 12/1/43, Pool #AL7777	443,242
227,050	5.00%, 11/1/44, Pool #AL8878	227,206
185,929	3.50%, 2/1/45, Pool #BM1100	175,018
568,090	3.50%, 2/1/45, Pool #FM5294	533,041
126,702	5.00%, 6/1/45, Pool #BM3784	126,728
2,538,041	3.50%, 9/1/45, Pool #FM3224	2,366,314

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$92,008	4.50%, 9/1/45, Pool #AL7936	$90,934
2,954	4.50%, 11/1/45, Pool #AS6233	2,925
55,254	4.50%, 11/1/45, Pool #AL9501	54,885
5,454,477	3.50%, 11/1/45, Pool #FM6411	5,068,807
125,444	4.50%, 12/1/45, Pool #BM1756	121,928
13,542	3.00%, 6/1/46, Pool #AS7365	12,173
382,707	4.50%, 7/1/46, Pool #BM1920	377,887
951,657	3.50%, 7/1/46, Pool #BA7748	886,791
303,770	4.50%, 7/1/46, Pool #BM3053	298,673
16,737	3.00%, 8/1/46, Pool #AL9031	15,127
525,589	Class UF , Series 2016-48, 5.55% (US0001M+40bps), 8/25/46	520,484
950,396	3.00%, 9/1/46, Pool #BD1469	853,073
112,045	3.00%, 11/1/46, Pool #BD9643	101,084
145,929	3.00%, 11/1/46, Pool #BD9645	128,543
282,975	3.00%, 11/1/46, Pool #BD9644	255,280
228,934	3.50%, 12/1/46, Pool #BE2103	211,789
918,481	3.00%, 12/1/46, Pool #AS8486	824,556
356,237	3.50%, 2/1/47, Pool #BE1534	329,581
794,002	3.50%, 2/1/47, Pool #AL9920	734,649
71,151	3.50%, 3/1/47, Pool #BH0158	65,820
281,612	4.00%, 5/1/47, Pool #BH0398	269,068
339,344	3.50%, 5/1/47, Pool #BM1174	319,818
176,338	3.50%, 5/1/47, Pool #BE9375	163,128
477,251	3.50%, 5/1/47, Pool #BD2417	441,541
133,076	3.50%, 6/1/47, Pool #BH0567	123,106
218,483	4.00%, 7/1/47, Pool #BH3401	208,759
300,891	4.00%, 8/1/47, Pool #BM1619	287,524
20,230	4.00%, 9/1/47, Pool #MA3121	19,254
150,527	4.50%, 10/1/47, Pool #BM3052	148,203
632,724	3.50%, 11/1/47, Pool #MA3182	582,778
182,519	4.50%, 12/1/47, Pool #BH7067	178,238
434,361	4.00%, 1/1/48, Pool #BH9222	413,402
382,594	3.50%, 1/1/48, Pool #MA3238	352,393
1,335,893	3.50%, 1/1/48, Pool #FM5293	1,236,864
67,855	4.00%, 2/1/48, Pool #BJ9057	64,955
75,942	4.00%, 2/1/48, Pool #BJ9058	72,564
291,575	3.50%, 2/1/48, Pool #BH9277	269,104
3,500,899	3.50%, 3/1/48, Pool #BJ0650	3,230,992
192,972	3.50%, 3/1/48, Pool #BJ0648	178,104
372,637	3.50%, 3/1/48, Pool #BJ4916	343,964
124,714	3.50%, 3/1/48, Pool #BK1958	115,101
36,223	4.00%, 4/1/48, Pool #MA3333	34,410
3,340,524	4.50%, 4/1/48, Pool #FM7783	3,269,593
226,274	3.50%, 4/1/48, Pool #FM5295	211,806
143,923	4.50%, 4/1/48, Pool #BM3846	141,531
1,995,308	4.50%, 5/1/48, Pool #CA1704	1,958,758
1,700,511	3.50%, 5/1/48, Pool #MA3356	1,570,966
41,455	4.00%, 5/1/48, Pool #CA2708	39,377
29,968	4.00%, 6/1/48, Pool #MA3384	28,467
163,640	5.00%, 6/1/48, Pool #CA2317	163,197
29,987	4.00%, 7/1/48, Pool #MA3415	28,486
74,332	4.50%, 7/1/48, Pool #BK6113	73,150
10,736	4.50%, 7/1/48, Pool #BK4471	10,540
279,064	4.00%, 8/1/48, Pool #BK4772	265,095
400,865	4.00%, 9/1/48, Pool #FM5566	381,896
643,906	5.00%, 9/1/48, Pool #MA3472	642,160
88,063	4.00%, 10/1/48, Pool #CA2469	83,924
48,669	5.00%, 10/1/48, Pool #MA3501	48,537

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$128,525	5.00%, 10/1/48, Pool #BK7881	$128,177
89,254	5.00%, 11/1/48, Pool #MA3527	89,012
8,812	3.50%, 11/1/48, Pool #FM1543	8,148
30,258	5.00%, 12/1/48, Pool #BN4404	30,137
1,233,601	4.00%, 1/1/49, Pool #FM5296	1,177,102
90,499	5.00%, 1/1/49, Pool #BN3949	90,253
28,284	5.00%, 1/1/49, Pool #BN4430	28,171
269,930	3.50%, 6/1/49, Pool #FM5315	249,796
785,002	4.00%, 9/1/49, Pool #FM3665	748,104
634,417	3.50%, 12/1/49, Pool #MA3210	584,349
4,723,548	3.00%, 3/1/50, Pool #FM5290	4,227,786
355,993	4.00%, 3/1/50, Pool #CA5368	338,521
327,349	4.00%, 5/1/50, Pool #FM7973	310,667
460,106	4.00%, 6/1/50, Pool #CA6106	438,170
2,964,246	2.50%, 7/1/50, Pool #CA6341	2,549,027
2,979,550	2.50%, 7/1/50, Pool #CA6343	2,562,212
1,718,275	2.50%, 7/1/50, Pool #CA6359	1,485,629
2,915,879	2.50%, 7/1/50, Pool #CA6342	2,507,522
3,425,140	2.50%, 8/1/50, Pool #CA6577	2,945,719
2,803,210	2.50%, 8/1/50, Pool #CA6636	2,410,716
875,472	2.50%, 8/1/50, Pool #CA6711	752,829
1,777,851	3.00%, 8/1/50, Pool #FM5292	1,583,257
271,253	4.00%, 8/1/50, Pool #FM7703	257,507
382,887	2.00%, 9/1/50, Pool #BQ0697	313,251
1,231,287	2.00%, 9/1/50, Pool #MA4119	1,007,409
2,216,014	2.00%, 10/1/50, Pool #MA4158	1,813,088
2,003,467	1.50%, 10/1/50, Pool #MA4157	1,547,963
1,739,269	1.50%, 11/1/50, Pool #MA4181	1,343,776
1,980,465	2.50%, 11/1/50, Pool #CA7597	1,712,238
563,315	2.50%, 11/1/50, Pool #FM4874	487,045
304,354	2.00%, 11/1/50, Pool #BQ6334	249,049
432,506	2.00%, 12/1/50, Pool #FM5305	357,453
1,353,024	2.00%, 12/1/50, Pool #FM5176	1,117,490
14,347,711	3.50%, 1/1/51, Pool #FM7599	13,211,329
30,978,259	2.00%, 1/1/51, Pool #MA4237	25,384,234
1,660,180	4.00%, 1/1/51, Pool #FM7031	1,575,556
511,205	2.50%, 1/1/51, Pool #CA8592	439,572
2,720,679	2.00%, 2/1/51, Pool #BR1615	2,221,154
1,429,166	2.50%, 2/1/51, Pool #CA9038	1,223,191
1,828,222	4.00%, 3/1/51, Pool #FM7460	1,732,747
180,609	2.50%, 3/1/51, Pool #BR4654	154,530
494,527	2.00%, 3/1/51, Pool #BN9004	408,712
880,646	2.00%, 3/1/51, Pool #BN8997	726,636
2,328,746	1.50%, 3/1/51, Pool #MA4280	1,799,070
653,286	2.00%, 4/1/51, Pool #BR7241	541,035
822,022	2.00%, 4/1/51, Pool #BR7802	678,290
1,237,002	2.00%, 4/1/51, Pool #FM6863	1,022,509
223,798	2.50%, 4/1/51, Pool #BR8896	191,532
126,231	2.50%, 4/1/51, Pool #BR8283	108,060
308,160	2.00%, 4/1/51, Pool #FS0599	254,791
2,119,277	2.50%, 5/1/51, Pool #CB0383	1,818,906
121,543	2.50%, 5/1/51, Pool #BR8915	103,992
9,191,530	4.00%, 5/1/51, Pool #FS1463	8,748,345
68,096	2.50%, 5/1/51, Pool #BR8296	57,903
6,115,544	3.00%, 6/1/51, Pool #CB0848	5,436,118
199,434	2.50%, 7/1/51, Pool #BP3574	170,656
10,413,142	2.00%, 8/1/51, Pool #CB1309	8,501,490
8,855,698	2.00%, 8/1/51, Pool #CB1310	7,229,344
70,787	2.50%, 10/1/51, Pool #BT8452	60,564

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$717,488	2.50%, 10/1/51, Pool #CB1806	$615,764
460,407	2.00%, 10/1/51, Pool #MA4465	375,941
2,195,699	2.00%, 11/1/51, Pool #FM9538	1,817,845
2,293,021	2.00%, 11/1/51, Pool #CB2079	1,884,527
1,077,410	2.00%, 11/1/51, Pool #FM9452	890,204
3,031,730	2.00%, 11/1/51, Pool #FS1334	2,485,424
2,502,555	2.00%, 11/1/51, Pool #CB2054	2,068,242
956,999	2.50%, 11/1/51, Pool #FS0026	824,721
1,210,741	2.00%, 11/1/51, Pool #CB2139	1,002,456
2,601,122	3.00%, 11/1/51, Pool #CB2165	2,307,128
1,585,619	2.00%, 12/1/51, Pool #FS0211	1,303,721
1,568,766	2.00%, 12/1/51, Pool #FS0212	1,293,921
1,049,838	2.00%, 12/1/51, Pool #FM9925	863,846
700,533	2.00%, 12/1/51, Pool #FM9730	578,988
550,511	2.50%, 12/1/51, Pool #CB2372	472,414
1,330,429	2.00%, 12/1/51, Pool #MA4492	1,086,128
1,155,957	3.00%, 12/1/51, Pool #CB2418	1,028,508
305,425	2.00%, 12/1/51, Pool #FS0598	252,747
1,127,664	Class IO , Series 2021-88, 2.50%, 12/25/51	167,165
2,352,801	2.50%, 1/1/52, Pool #FS0208	2,012,965
3,557,103	2.50%, 1/1/52, Pool #CB2622	3,043,200
1,433,655	2.00%, 1/1/52, Pool #CB2601	1,186,925
802,974	2.00%, 1/1/52, Pool #FS1406	655,394
1,946,788	2.50%, 1/1/52, Pool #CB2620	1,677,405
2,924,959	2.50%, 1/1/52, Pool #FS0209	2,510,598
1,907,469	2.00%, 1/1/52, Pool #FS0497	1,576,677
1,247,204	2.00%, 1/1/52, Pool #FS0290	1,032,400
2,644,242	2.50%, 1/1/52, Pool #FS0378	2,287,835
1,804,272	2.50%, 1/1/52, Pool #FS0193	1,544,248
2,360,118	2.50%, 1/1/52, Pool #CB2621	2,034,493
1,109,175	2.50%, 1/1/52, Pool #CB2633	955,267
1,691,049	2.00%, 2/1/52, Pool #CB2837	1,385,740
730,092	2.00%, 2/1/52, Pool #CB2836	599,066
2,381,019	2.50%, 2/1/52, Pool #CB2856	2,038,039
881,653	2.00%, 2/1/52, Pool #FS0646	722,565
2,013,728	2.50%, 2/1/52, Pool #CB2855	1,729,504
564,644	2.50%, 2/1/52, Pool #CB2854	484,958
6,822,902	2.00%, 2/1/52, Pool #FS2040	5,566,898
390,347	2.50%, 2/1/52, Pool #CB2863	338,582
3,759,829	2.00%, 2/1/52, Pool #CB2838	3,078,794
4,208,704	2.00%, 3/1/52, Pool #CB3102	3,450,603
915,350	2.50%, 3/1/52, Pool #FS1661	789,099
293,035	3.00%, 3/1/52, Pool #CB3115	261,109
1,614,680	2.00%, 3/1/52, Pool #CB3105	1,322,951
2,303,025	2.00%, 3/1/52, Pool #CB3101	1,885,915
850,995	3.00%, 4/1/52, Pool #FS1520	757,904
830,520	4.00%, 4/1/52, Pool #FS1267	785,358
1,328,828	3.00%, 5/1/52, Pool #FS1522	1,176,673
603,131	3.50%, 5/1/52, Pool #BV8545	557,009
4,405,124	4.00%, 5/1/52, Pool #FS1133	4,173,307
5,071,668	4.00%, 5/1/52, Pool #FS3377	4,817,618
485,488	4.50%, 7/1/52, Pool #MA4656	467,108
621,138	3.50%, 7/1/52, Pool #FS2812	571,307
457,200	3.50%, 8/1/52, Pool #CB4324	420,897
387,925	3.50%, 9/1/52, Pool #CB4660	354,668
294,591	3.50%, 9/1/52, Pool #CB4658	270,175
473,157	3.50%, 9/1/52, Pool #CB4661	433,530
96,503	3.50%, 9/1/52, Pool #CB4657	88,793
487,130	6.00%, 11/1/52, Pool #FS3251	493,111

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$982,632	5.00%, 12/1/52, Pool #MA4841	$963,066
2,496,092	5.00%, 1/1/53, Pool #CB5450	2,452,545
1,075,980	5.50%, 1/1/53, Pool #CB5462	1,073,596
425,915	5.00%, 1/1/53, Pool #BX4207	417,820
1,394,308	5.50%, 1/1/53, Pool #BX6108	1,389,702
2,983,651	6.00%, 1/1/53, Pool #FS3832	3,015,686
9,273,721	5.00%, 4/1/53, Pool #CB6063	9,097,406
2,409,439	6.00%, 4/1/53, Pool #CB6094	2,439,329
457,011	6.00%, 5/1/53, Pool #BY0568	462,694
855,127	5.50%, 5/1/53, Pool #BY0557	853,237
831,617	5.50%, 5/1/53, Pool #BY2967	829,780
3,228,275	6.00%, 5/1/53, Pool #CB6329	3,268,385
957,444	6.00%, 5/1/53, Pool #FS4641	969,348
3,250,815	5.50%, 5/1/53, Pool #FS4629	3,243,634
4,040,036	5.50%, 5/1/53, Pool #CB6321	4,031,113
2,358,428	5.50%, 6/1/53, Pool #CB6463	2,353,219
13,218,232	3.00%, 7/25/53, TBA	11,629,979
34,450,000	4.00%, 7/25/53, TBA	32,323,789
3,274,000	6.50%, 7/25/53, TBA	3,342,549
1,660,998	5.00%, 7/25/53, TBA	1,627,778
5,916,200	1.50%, 7/25/53, TBA	4,570,264
31,299,488	2.00%, 7/25/53, TBA	25,509,083
10,229,055	3.50%, 7/25/53, TBA	9,318,030
26,912,500	2.50%, 8/25/53, TBA	22,848,292

		499,384,619

Federal Home Loan Mortgage Corporation (8.6%):
3,310,300	Class A2 , Series KC02, 3.37%, 7/25/25	3,189,517
64,687	3.00%, 9/1/27, Pool #U70060	61,754
37,734	3.00%, 7/1/28, Pool #U79018	36,018
591,000	4.97%, 9/15/29(c)	449,940
4,510,000	Class XFX , Series KL06, 1.36%, 12/25/29, Callable 9/25/29 @ 100.00	272,543
17,743	3.00%, 1/1/30, Pool #V60696	17,000
22,458	3.00%, 1/1/30, Pool #V60724	21,464
39,197	2.50%, 3/1/30, Pool #V60770	36,895
79,953	3.00%, 5/1/30, Pool #J31689	75,652
91,039	2.50%, 5/1/30, Pool #J31728	84,236
42,248	2.50%, 5/1/30, Pool #J31418	39,523
58,287	2.50%, 5/1/30, Pool #V60796	53,830
151,183	3.00%, 6/1/30, Pool #V60840	144,396
4,300	2.50%, 7/1/30, Pool #V60905	3,970
3,524	2.50%, 7/1/30, Pool #J32491	3,260
15,151	2.50%, 7/1/30, Pool #J32204	14,257
13,032	2.50%, 7/1/30, Pool #J32209	12,192
10,533	3.00%, 7/1/30, Pool #J32181	9,967
71,063	3.00%, 7/1/30, Pool #G15520	68,005
10,076	3.00%, 8/1/30, Pool #J32436	9,640
15,799	3.00%, 8/1/30, Pool #V60909	15,091
52,557	2.50%, 8/1/30, Pool #V60902	49,092
62,726	2.50%, 8/1/30, Pool #V60886	58,596
51,053	2.50%, 9/1/30, Pool #V60903	48,062
160,043	2.50%, 9/1/30, Pool #V60904	147,819
7,211,993	Class X1 , Series K121, 1.12%, 10/25/30	404,071
190,000	6.75%, 3/15/31	222,820
197,000	5.18%, 3/15/31(c)	140,193
280,780	2.50%, 4/1/31, Pool #G16186	262,902
4,925,100	1.50%, 5/1/31, Pool #RD5057	4,460,394
749,727	1.50%, 6/1/31, Pool #RD5059	678,968
570,000	Class A2 , Series K142, 2.40%, 3/25/32	484,849

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$2,300,000	Class A2 , Series K144, 2.45%, 4/25/32	$1,961,857
3,575,000	Class A2 , Series K145, 2.58%, 5/25/32	3,079,680
6,021	3.00%, 10/1/32, Pool #J37706	5,682
8,014	3.00%, 11/1/32, Pool #J37835	7,563
1,480,000	Class A2 , Series K-152, 3.78%, 11/25/32	1,398,938
5,483	3.00%, 12/1/32, Pool #J38060	5,176
1,670,000	Class A2 , Series K-154, 4.35%, 1/25/33	1,652,721
1,985,734	2.50%, 4/1/33, Pool #ZS8087	1,815,704
4,491,000	Class A3 , Series K156, 3.70%, 6/25/33	4,222,895
98,288	3.50%, 1/1/34, Pool #ZS9068	89,805
1,065,158	2.50%, 1/1/35, Pool #SB0298	973,456
60,479	5.50%, 2/1/35, Pool #G04692	60,558
365,388	3.50%, 5/1/35, Pool #SC0063	354,418
1,550,000	1.46%, 8/17/35, Callable 8/17/23 @ 100.00	1,086,372
861,380	2.00%, 9/1/35, Pool #SB0539	766,149
1,866,984	2.00%, 1/1/36, Pool #SB0546	1,670,885
1,148,371	2.00%, 2/1/36, Pool #SB8507	1,030,647
1,030,262	2.00%, 2/1/36, Pool #RC1819	918,067
353,456	2.00%, 3/1/36, Pool #SB0544	314,971
2,174,784	1.50%, 4/1/36, Pool #SB0514	1,872,764
331,416	1.50%, 4/1/36, Pool #SB0510	288,685
2,166,757	2.00%, 5/1/36, Pool #RC1999	1,930,361
439,001	1.50%, 5/1/36, Pool #RC1975	378,017
3,155,000	1.72%, 9/22/36, Callable 9/22/23 @ 100.00	2,216,315
1,727,867	2.00%, 4/1/37, Pool #SB0679	1,539,737
42,590	3.00%, 9/1/37, Pool #ZA2471	39,333
871,956	3.00%, 6/1/38, Pool #SC0111	800,549
95,011	6.00%, 4/1/39, Pool #G07613	98,046
14,421	4.50%, 12/1/39, Pool #A90196	14,259
446,912	3.50%, 1/1/40, Pool #RB5028	421,434
55,861	3.50%, 2/1/40, Pool #RB5034	52,675
15,163	4.50%, 7/1/40, Pool #A93010	14,998
14,910	4.00%, 8/1/40, Pool #A93534	14,040
300,901	4.50%, 9/1/40, Pool #A93700	298,600
101,921	4.00%, 9/1/40, Pool #A93851	98,931
22,079	4.00%, 10/1/40, Pool #A95923	21,427
14,723	4.00%, 11/1/40, Pool #A94779	14,291
15,514	4.00%, 11/1/40, Pool #A94977	15,056
14,700	4.00%, 11/1/40, Pool #A95144	14,266
978	4.00%, 4/1/41, Pool #Q00093	942
37,445	4.50%, 5/1/41, Pool #Q00959	36,267
31,843	4.50%, 5/1/41, Pool #Q00804	30,843
213,492	Class FL , Series 4248, 5.64% (US0001M+45bps), 5/15/41	209,249
238,907	5.50%, 6/1/41, Pool #G07553	243,615
24,605	4.00%, 10/1/41, Pool #Q04022	23,874
17,925	4.00%, 10/1/41, Pool #Q03841	17,390
50,397	5.00%, 10/1/41, Pool #G07642	50,642
353,100	2.00%, 2/1/42, Pool #RB5145	299,293
1,845,108	2.00%, 3/1/42, Pool #RB5148	1,564,039
120,830	3.50%, 4/1/42, Pool #Q07417	115,201
368,994	2.00%, 4/1/42, Pool #RB5153	312,748
132,519	3.50%, 4/1/42, Pool #C03811	124,704
11,261	3.50%, 5/1/42, Pool #Q08239	10,718
3,934	3.50%, 5/1/42, Pool #Q08306	3,744
99,459	3.50%, 8/1/42, Pool #G07106	94,842
17,227	3.50%, 8/1/42, Pool #Q12162	16,424
6,709	3.50%, 10/1/42, Pool #Q11909	6,396
159,742	3.00%, 1/1/43, Pool #Q14866	147,289

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$63,954	3.00%, 3/1/43, Pool #Q16403	$57,670
124,222	3.00%, 3/1/43, Pool #Q16673	112,032
64,991	3.50%, 6/1/43, Pool #Q18718	61,937
115,026	3.50%, 7/1/43, Pool #Q20206	107,412
44,058	4.00%, 9/1/43, Pool #Q21579	42,440
108,018	4.50%, 12/1/43, Pool #Q23779	106,484
90,577	4.50%, 12/1/43, Pool #G60018	87,695
12,986	3.50%, 1/1/44, Pool #Q24368	12,190
1,052,984	Class XZ , Series 4316, 4.50%, 3/15/44	1,041,440
53,072	4.00%, 4/1/44, Pool #Q25643	51,411
529,658	3.50%, 4/1/44, Pool #G07848	488,584
902,009	Class ZX , Series 4352, 4.00%, 4/15/44	861,291
13,199	3.50%, 5/1/44, Pool #Q26218	12,412
64,065	3.50%, 6/1/44, Pool #Q28764	61,084
1,744,645	3.00%, 6/1/44, Pool #SD0498	1,580,144
12,216	3.50%, 7/1/44, Pool #Q27319	11,488
45,839	4.00%, 7/1/44, Pool #G60901	44,122
1,796,107	3.50%, 9/1/44, Pool #SD0481	1,675,779
18,907	3.50%, 9/1/44, Pool #Q28604	17,789
1,759,556	4.00%, 1/1/45, Pool #SD0478	1,692,184
1,993,040	4.00%, 1/1/45, Pool #SD0490	1,928,326
14,182	4.00%, 2/1/45, Pool #Q31338	13,706
6,249	4.00%, 2/1/45, Pool #Q31128	6,040
2,636,262	4.00%, 9/1/45, Pool #SD0507	2,543,563
13,643	3.50%, 9/1/45, Pool #Q36302	12,878
18,204	4.00%, 12/1/45, Pool #Q37955	17,594
16,274	4.00%, 12/1/45, Pool #Q37957	15,709
1,228,679	3.50%, 3/1/46, Pool #SD0485	1,140,464
376,784	Class FB , Series 4606, 5.69% (US0001M+50bps), 8/15/46	369,933
230,298	3.50%, 9/1/46, Pool #SD0486	214,335
219,343	3.00%, 9/1/46, Pool #G60718	193,268
563,975	3.00%, 9/1/46, Pool #Q42979	496,784
759,805	3.00%, 12/1/46, Pool #V82781	696,529
237,379	3.00%, 12/1/46, Pool #Q45064	209,139
131,739	3.00%, 12/1/46, Pool #Q45080	118,537
63,557	3.00%, 12/1/46, Pool #Q45083	57,665
629,845	3.00%, 2/1/47, Pool #SD0496	565,702
360,732	3.50%, 3/1/47, Pool #G60968	337,487
643,867	4.00%, 7/1/47, Pool #SD0504	616,626
817,728	4.50%, 7/1/47, Pool #G61047	804,210
350,197	3.50%, 10/1/47, Pool #G61178	328,207
424,736	3.50%, 12/1/47, Pool #G61208	398,122
382,390	3.50%, 1/1/48, Pool #ZS4751	353,048
90,606	3.50%, 1/1/48, Pool #Q53648	84,740
55,312	3.50%, 1/1/48, Pool #Q53630	51,863
392,984	3.50%, 2/1/48, Pool #ZT1353	363,474
2,746,512	3.50%, 4/1/48, Pool #G08808	2,534,965
269,848	4.00%, 4/1/48, Pool #ZM6153	256,045
2,956,863	3.50%, 4/1/48, Pool #Q55389	2,728,966
586,597	4.00%, 4/1/48, Pool #SD0489	562,149
2,754,874	3.50%, 5/1/48, Pool #G08813	2,542,485
933,540	4.50%, 8/1/48, Pool #G67715	919,172
2,780,562	4.00%, 8/1/48, Pool #SD0492	2,674,128
2,184,415	4.00%, 5/1/49, Pool #SD0488	2,087,926
2,479,741	4.00%, 3/1/50, Pool #SD0296	2,366,413
1,769,570	4.50%, 3/1/50, Pool #SD0294	1,727,068
1,672,049	4.00%, 7/1/50, Pool #SD1146	1,595,624
589,592	4.00%, 7/1/50, Pool #SD0878	560,042

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$502,279	2.50%, 7/1/50, Pool #QB1193	$432,145
13,401	3.00%, 7/1/50, Pool #QB1488	12,017
11,943	3.00%, 7/1/50, Pool #QB1158	10,723
102,980	3.00%, 7/1/50, Pool #QB1479	92,541
27,559	3.00%, 7/1/50, Pool #QB1486	24,731
2,599,318	Class AK , Series 4988, 1.00%, 7/25/50	2,107,527
2,561,476	Class TJ , Series 5002, 2.00%, 7/25/50	2,181,099
779,570	3.00%, 8/1/50, Pool #RA3313	694,633
803,605	3.00%, 8/1/50, Pool #RA3282	717,987
763,591	1.50%, 8/1/50, Pool #RA3217	590,058
82,155	3.00%, 8/1/50, Pool #QB2339	73,710
268,819	2.00%, 8/1/50, Pool #QB2296	222,164
3,900,000	Class PO , Series 5319, 1.38%, 8/25/50	2,682,645
5,360,802	3.00%, 9/1/50, Pool #SD0592	4,834,844
1,918,398	1.50%, 10/1/50, Pool #SD8082	1,482,132
606,285	2.00%, 11/1/50, Pool #SD7528	500,680
1,055,738	3.00%, 12/1/50, Pool #SD0519	942,761
882,097	4.00%, 12/1/50, Pool #SD0520	839,807
3,779,934	2.50%, 2/1/51, Pool #SD7534	3,268,476
5,324,285	2.00%, 3/1/51, Pool #SD8134	4,346,954
2,006,285	2.00%, 4/1/51, Pool #SD7539	1,662,941
1,089,361	2.00%, 5/1/51, Pool #SD7541	900,423
2,364,538	2.50%, 5/1/51, Pool #SD0702	2,038,053
8,404,838	2.50%, 5/1/51, Pool #RA5077	7,191,723
1,024,166	Class ID , Series 5109, 2.50%, 5/25/51	152,617
1,158,261	3.00%, 7/1/51, Pool #SD7544	1,026,925
3,504,603	2.00%, 7/1/51, Pool #SD0716	2,896,045
776,003	2.00%, 9/1/51, Pool #SD8172	633,509
760,069	2.00%, 9/1/51, Pool #SD0730	627,200
1,022,725	2.00%, 9/1/51, Pool #SD0732	841,015
3,360,995	2.00%, 10/1/51, Pool #RA6071	2,761,467
1,006,648	3.00%, 10/1/51, Pool #RA6015	894,764
7,403,461	2.50%, 11/1/51, Pool #SD7548	6,325,116
2,321,984	2.50%, 11/1/51, Pool #RA6397	2,000,718
200,931	2.00%, 12/1/51, Pool #SD0789	166,031
4,509,517	2.50%, 12/1/51, Pool #RA6388	3,858,301
1,095,662	2.00%, 12/1/51, Pool #SD0786	907,048
1,046,263	2.00%, 12/1/51, Pool #SD0785	864,083
5,700,388	2.00%, 12/1/51, Pool #SD8182	4,653,611
411,071	2.00%, 12/1/51, Pool #SD0783	339,762
2,596,293	2.00%, 1/1/52, Pool #SD0892	2,149,304
1,914,790	2.00%, 1/1/52, Pool #SD0894	1,582,382
23,317,317	2.50%, 1/1/52, Pool #SD7552	19,963,775
8,024,716	2.00%, 1/1/52, Pool #SD7549	6,626,198
7,086,444	2.50%, 1/1/52, Pool #SD0923	6,062,490
1,330,881	2.00%, 2/1/52, Pool #RA6768	1,085,026
854,979	3.00%, 2/1/52, Pool #SD7550	762,721
23,266,175	3.00%, 3/1/52, Pool #SD7553	20,733,106
1,122,780	3.50%, 6/1/52, Pool #SD1049	1,027,998
422,811	3.50%, 6/1/52, Pool #SD1086	387,149
608,645	4.00%, 6/1/52, Pool #SD1952	578,910
1,023,416	3.50%, 6/1/52, Pool #SD1053	942,783
457,344	4.50%, 7/1/52, Pool #SD8231	439,771
2,871,264	4.50%, 7/1/52, Pool #RA7506	2,760,960
894,790	4.50%, 8/1/52, Pool #QE8252	860,646
3,383,629	3.00%, 8/1/52, Pool #SD7556	3,002,593
461,084	6.00%, 11/1/52, Pool #RA8216	466,771
718,664	5.00%, 11/1/52, Pool #SD1882	705,019
2,018,117	4.50%, 11/1/52, Pool #SD2000	1,942,427

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$908,277	5.00%, 12/1/52, Pool #RA8295	$891,040
1,489,415	5.00%, 12/1/52, Pool #SD1991	1,461,137
803,821	5.00%, 12/1/52, Pool #SD2081	788,565
1,635,952	5.50%, 1/1/53, Pool #QF6560	1,632,335
556,075	5.50%, 1/1/53, Pool #SD2275	554,843
928,725	5.00%, 1/1/53, Pool #RA8404	911,076
2,197,803	6.00%, 1/1/53, Pool #SD2163	2,221,401
1,238,407	6.00%, 2/1/53, Pool #RA8560	1,251,732
363,527	5.00%, 2/1/53, Pool #SD2306	356,618
4,788,616	5.50%, 3/1/53, Pool #RA8758	4,778,028
751,443	6.00%, 3/1/53, Pool #SD2598	759,524
1,658,627	6.00%, 4/1/53, Pool #SD2760	1,679,245
3,203,100	6.00%, 5/1/53, Pool #RA9073	3,242,909
1,166,935	6.00%, 5/1/53, Pool #SD2886	1,181,430
3,546,551	5.50%, 5/1/53, Pool #SD2893	3,538,716
4,005,764	5.50%, 5/1/53, Pool #RA9063	3,996,914
2,575,412	6.00%, 6/1/53, Pool #SD3176	2,607,432
1,740,000	Class A2 , Series K146, 2.92%, 6/25/54, Callable 7/25/32 @ 100.00	1,539,733

		259,334,677

Federal Home Loan Bank (0.9%):
3,020,000	0.92%, 2/26/27, Callable 8/26/23 @ 100.00	2,640,763
22,560,000	2.06%, 9/27/29, Callable 9/27/23 @ 100.00	19,462,828
4,080,000	3.56%, 5/16/33	3,811,271
1,435,000	1.85%, 1/25/36, Callable 7/25/23 @ 100.00	1,043,581
1,720,000	1.87%, 2/8/36, Callable 8/8/23 @ 100.00	1,252,746
920,000	1.87%, 2/8/36, Callable 8/8/23 @ 100.00	670,074

		28,881,263

Federal Farm Credit Banks Funding Corp. (1.2%):
14,521,000	2.25%, 8/15/29, Callable 8/15/24 @ 100.00	12,684,181
10,440,000	2.17%, 10/29/29, Callable 10/29/24 @ 100.00	9,054,309
6,095,000	1.68%, 9/17/35, Callable 7/14/23 @ 100.00	4,392,471
3,450,000	1.84%, 1/25/36, Callable 7/14/23 @ 100.00	2,505,749
4,730,000	2.10%, 2/25/36, Callable 7/14/23 @ 100.00	3,531,371
2,569,000	2.50%, 4/14/36, Callable 7/14/23 @ 100.00	2,004,211
2,875,000	2.49%, 5/19/36, Callable 7/14/23 @ 100.00	2,236,258

		36,408,550

Government National Mortgage Association (6.6%):
8,085	4.50%, 9/15/33, Pool #615516	8,081
28,816	5.00%, 12/15/33, Pool #783571	28,459
9,597	6.50%, 8/20/38, Pool #4223	10,272
7,663	6.50%, 10/15/38, Pool #673213	7,661
5,466	6.50%, 11/20/38, Pool #4292	5,850
9,979	6.50%, 12/15/38, Pool #782510	10,344
104,853	5.00%, 1/15/39, Pool #782557	103,922
66,332	5.00%, 4/15/39, Pool #782619	67,151
52,211	5.00%, 4/15/39, Pool #711939	52,809
6,543	4.00%, 4/20/39, Pool #4422	6,233
6,342	5.00%, 6/15/39, Pool #782696	6,420
22,592	4.00%, 7/20/39, Pool #4494	21,521
38,213	5.00%, 10/20/39, Pool #4559	38,971
4,251	4.50%, 12/20/39, Pool #G24598	4,227
10,636	4.50%, 1/15/40, Pool #728627	10,573
5,195	4.50%, 1/20/40, Pool #4617	5,167
4,247	4.50%, 2/20/40, Pool #G24636	4,200
30,087	5.00%, 5/15/40, Pool #782958	30,331
273	4.50%, 5/20/40, Pool #G24696	270
18,414	5.00%, 6/15/40, Pool #697862	18,529

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$199,850	4.50%, 7/15/40, Pool #733795	$198,667
26,313	4.50%, 7/15/40, Pool #745793	26,421
10,573	4.50%, 7/20/40, Pool #4746	10,457
19,352	4.50%, 8/20/40, Pool #4771	19,139
11,629	4.50%, 9/20/40, Pool #748948	11,515
5,827	4.00%, 9/20/40, Pool #G24800	5,654
43,377	4.50%, 10/15/40, Pool #783609	43,120
19,590	4.50%, 10/20/40, Pool #4834	19,375
152,481	4.00%, 10/20/40, Pool #G24833	147,939
284,675	4.00%, 11/20/40, Pool #4853	281,465
140,025	4.00%, 12/20/40, Pool #G24882	135,855
77,257	4.00%, 1/15/41, Pool #759138	73,628
125,809	4.00%, 1/20/41, Pool #4922	122,061
12,509	4.50%, 2/15/41, Pool #738019	12,456
513,516	4.00%, 2/20/41, Pool #742887	495,578
2,151	4.00%, 2/20/41, Pool #4945	2,087
41,904	4.00%, 3/15/41, Pool #762838	39,938
3,141	5.00%, 4/20/41, Pool #5018	3,148
6,817	5.00%, 6/20/41, Pool #5083	6,831
49,975	4.50%, 6/20/41, Pool #783590	49,425
3,668	5.00%, 7/20/41, Pool #5116	3,676
117,041	4.50%, 7/20/41, Pool #5115	115,753
15,781	4.50%, 7/20/41, Pool #754367	15,615
122,107	4.00%, 7/20/41, Pool #742895	116,353
34,728	4.50%, 7/20/41, Pool #783584	34,346
35,191	4.50%, 11/15/41, Pool #783610	35,005
100,926	3.50%, 1/15/42, Pool #553461	95,924
139,106	4.00%, 4/20/42, Pool #MA0023	134,962
59,977	5.00%, 7/20/42, Pool #MA0223	61,453
141,277	3.50%, 4/15/43, Pool #AD2334	132,847
266,532	3.50%, 4/20/43, Pool #MA0934	251,408
151,102	3.50%, 5/20/43, Pool #MA1012	142,385
13,073	4.00%, 7/20/43, Pool #MA1158	12,683
519,459	4.50%, 6/20/44, Pool #MA1997	516,623
8,447	4.00%, 8/20/44, Pool #AJ2723	8,159
14,469	4.00%, 8/20/44, Pool #AI4167	13,973
418,980	4.00%, 8/20/44, Pool #MA2149	406,501
10,747	4.00%, 8/20/44, Pool #AJ4687	10,379
20,244	3.00%, 12/20/44, Pool #MA2444	18,466
235,148	5.00%, 12/20/44, Pool #MA2448	235,649
237,154	3.00%, 2/15/45, Pool #784439	212,448
1,067,739	3.50%, 5/20/45, Pool #MA2826	1,006,209
146,416	5.00%, 12/20/45, Pool #MA3313	147,713
5,401,758	3.50%, 3/20/46, Pool #MA3521	5,079,773
1,036,079	3.50%, 5/20/46, Pool #MA3663	974,329
345,953	3.50%, 7/20/46, Pool #MA3803	325,336
1,403,217	3.50%, 9/20/46, Pool #MA3937	1,316,775
55,307	3.50%, 10/20/46, Pool #AX4343	51,930
8,676	4.00%, 10/20/46, Pool #AQ0542	8,389
63,477	3.50%, 10/20/46, Pool #AX4341	59,890
86,973	3.50%, 10/20/46, Pool #AX4345	81,404
140,061	3.50%, 10/20/46, Pool #AX4344	130,762
69,623	3.50%, 10/20/46, Pool #AX4342	65,452
78,633	4.50%, 3/15/47, Pool #AZ8560	77,740
63,259	4.50%, 4/15/47, Pool #AZ8597	62,541
109,447	4.50%, 4/15/47, Pool #AZ8596	108,207
57,704	4.50%, 5/15/47, Pool #BA7888	57,055
1,332,277	4.00%, 6/20/47, Pool #MA4511	1,285,907
15,161	4.00%, 9/15/47, Pool #BC5919	14,242

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$14,468	4.00%, 10/15/47, Pool #BD3187	$13,606
17,249	4.00%, 10/15/47, Pool #BE1031	16,203
16,754	4.00%, 11/15/47, Pool #BE1030	15,740
1,045,662	4.00%, 11/20/47, Pool #MA4838	1,009,243
19,301	4.00%, 12/15/47, Pool #BE4664	18,135
510,524	4.00%, 12/20/47, Pool #MA4901	492,746
22,618	4.00%, 1/15/48, Pool #BE0143	21,246
15,922	4.00%, 1/15/48, Pool #BE0204	14,965
223,346	4.50%, 9/20/48, Pool #BD0560	220,028
423,615	4.50%, 3/20/49, Pool #MA5818	415,844
17,932	4.50%, 4/20/49, Pool #MA5877	17,603
191,223	4.50%, 5/20/49, Pool #MA5932	187,716
593,999	3.00%, 4/20/50, Pool #MA6599	535,442
353,443	4.50%, 4/20/50, Pool #MA6602	346,085
76,131	3.00%, 5/20/50, Pool #MA6656	68,605
271,355	4.00%, 5/20/50, Pool #MA6658	259,548
1,654,515	Class LP , Series 2020-127, 1.50%, 6/20/50	1,281,874
5,778,508	2.00%, 8/20/50, Pool #MA6818	4,866,996
1,369,842	3.00%, 10/20/50, Pool #MA6932	1,234,887
1,020,303	2.00%, 11/20/50, Pool #MA6994	862,031
12,666,535	2.00%, 1/20/51, Pool #MA7135	10,656,573
1,247,376	3.00%, 1/20/51, Pool #MA7137	1,117,682
1,921,808	2.00%, 2/20/51, Pool #MA7192	1,618,023
5,731,323	2.50%, 4/20/51, Pool #MA7312	4,973,278
6,534,789	3.00%, 6/20/51, Pool #MA7419	5,862,710
8,417,340	3.00%, 8/20/51, Pool #MA7535	7,555,292
2,971,578	2.50%, 10/20/51, Pool #MA7649	2,575,589
2,115,352	3.00%, 12/20/51, Pool #MA7768	1,893,781
7,067,006	2.50%, 12/20/51, Pool #MA7767	6,121,901
88,730	3.00%, 1/20/52, Pool #MA7828	79,641
4,773,159	2.50%, 5/20/52, Pool #MA8042	4,131,695
18,977,204	2.50%, 6/20/52, Pool #MA8097	16,428,412
5,563,451	2.50%, 7/20/52, Pool #MA8147	4,828,374
237,585	2.50%, 8/20/52, Pool #MA8197	205,697
1,270,383	2.50%, 12/20/52, Pool #MA8485	1,099,798
4,162,607	2.50%, 1/20/53, Pool #MA8564	3,610,236
220,759	6.00%, 4/20/53, Pool #CT7444	224,228
1,526,000	6.50%, 6/20/53, TBA	1,552,705
25,711,000	4.50%, 7/20/53, TBA	24,815,132
11,597,000	4.00%, 7/20/53, TBA	10,964,601
14,703,797	3.50%, 7/20/53, TBA	13,568,848
12,421,700	3.00%, 7/20/53, TBA	11,092,190
9,069,000	5.00%, 7/20/53, TBA	8,910,292
5,964,000	5.50%, 7/20/53, TBA	5,938,839
22,711,100	2.00%, 7/20/53, TBA	19,063,130
2,981,000	6.00%, 7/20/53, TBA	3,012,906

		199,374,108

Total U.S. Government Agency Mortgages (Cost $1,089,298,382)		1,023,383,217

U.S. Treasury Obligations (23.5%):
U.S. Treasury Bonds (10.3%):
2,480,000	5.38%, 2/15/31	2,705,525
14,025,000	4.75%, 2/15/37	15,491,051
10,000,000	5.00%, 5/15/37	11,307,812
12,855,000	1.13%, 8/15/40	8,249,295
33,230,000	1.88%, 2/15/41	24,081,366
4,580,000	1.75%, 8/15/41	3,211,725
23,885,000	3.13%, 11/15/41	21,003,872
2,795,000	2.00%, 11/15/41	2,041,660

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$5,045,000	2.38%, 2/15/42	$3,922,488
33,675,000	4.00%, 11/15/42	33,406,652
16,285,000	2.75%, 11/15/42	13,368,967
1,360,000	3.88%, 2/15/43	1,323,875
4,335,000	3.88%, 5/15/43	4,222,561
7,022,500	3.63%, 8/15/43	6,577,010
1,205,000	3.13%, 8/15/44	1,040,442
15,000	2.50%, 2/15/45	11,590
955,000	3.00%, 5/15/45	804,886
1,770,000	2.88%, 8/15/45	1,458,038
12,235,000	3.00%, 11/15/45	10,296,517
22,700,000	2.25%, 8/15/46	16,542,625
6,855,000	2.88%, 11/15/46	5,637,166
3,105,000	2.75%, 11/15/47	2,492,248
5,645,000	3.00%, 2/15/48	4,748,856
63,515,000	3.13%, 5/15/48(d)	54,702,294
4,055,000	3.38%, 11/15/48	3,657,103
8,700,000	3.00%, 2/15/49	7,346,062
125,000	2.88%, 5/15/49	103,145
10,975,000	1.25%, 5/15/50	6,156,289
8,590,000	1.38%, 8/15/50	4,982,200
5,954,000	1.63%, 11/15/50	3,689,619
13,650,000	2.38%, 5/15/51	10,130,859
1,102,000	1.88%, 11/15/51	725,942
1,054,000	2.25%, 2/15/52	760,362
18,188,000	2.88%, 5/15/52	15,050,570
5,054,000	3.00%, 8/15/52	4,289,583
1,052,000	3.63%, 2/15/53	1,007,948
5,910,000	3.63%, 5/15/53	5,670,830

		312,219,033

U.S. Treasury Inflation Index Bonds (0.5%):
17,064,169	1.25%, 4/15/28	16,504,358

U.S. Treasury Notes (12.7%):
51,475,000	4.25%, 12/31/24	50,751,133
3,992,000	2.88%, 6/15/25	3,839,181
12,640,000	3.00%, 7/15/25	12,181,800
890,000	3.00%, 10/31/25	855,790
1,550,000	2.88%, 11/30/25	1,485,336
7,810,000	0.38%, 12/31/25	7,037,542
95,875,000	3.88%, 1/15/26	94,077,344
84,589,000	4.00%, 2/15/26	83,280,514
4,310,000	0.50%, 2/28/26	3,870,919
12,275,000	3.75%, 4/15/26	12,010,320
2,435,000	2.38%, 4/30/26	2,296,129
5,100,000	3.63%, 5/31/28	4,986,844
110,000	1.25%, 6/30/28	95,717
12,246,000	4.00%, 6/30/28	12,173,289
11,165,000	4.00%, 10/31/29	11,131,854
998,000	3.88%, 11/30/29	988,644
30,871,000	3.88%, 12/31/29	30,591,231
5,515,000	3.50%, 4/30/30	5,352,997
15,162,000	3.75%, 5/31/30	14,944,046
4,520,000	3.75%, 6/30/30	4,459,969
6,599,000	2.75%, 8/15/32	6,046,334
5,539,000	4.13%, 11/15/32	5,656,704
9,534,000	3.50%, 2/15/33	9,282,243

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$6,740,000	3.38%, 5/15/33	$6,495,675

		383,891,555

Total U.S. Treasury Obligations (Cost $776,872,819)		712,614,946

Shares
Short-Term Security Held as Collateral for Securities on Loan (0.1%):
$1,751,168	BlackRock Liquidity FedFund, Institutional Class, 3.57%(c)(e)	1,751,168

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,751,168)		1,751,168

Shares		Value
Unaffiliated Investment Company (10.1%):
Money Markets (10.1%):
307,113,687	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(c)	$307,113,687

Total Unaffiliated Investment Company (Cost $307,113,687)		307,113,687

Total Investment Securities (Cost $3,450,730,547) — 107.8%		3,267,827,152
Net other assets (liabilities) — (7.8)%		(237,035,499)

Net Assets — 100.0%		$3,030,791,653

Percentages indicated are based on net assets as of June 30, 2023.

EUR003M	-	3 Month EUR LIBOR
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,693,191.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2023.

(c)	The rate represents the effective yield at June 30, 2023.

(d)	All or a portion of this security has been pledged as collateral for open derivative positions.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

Securities Sold Short (-1.7%):

At June 30, 2023, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	4.50%	8/25/53	$(10,000,000)	$(9,690,324)	$(9,619,531)
Federal National Mortgage Association, TBA	4.50%	7/25/53	(1,167,800)	(1,134,591)	(1,122,548)
Federal National Mortgage Association, TBA	5.50%	7/25/53	(13,584,000)	(13,565,959)	(13,522,447)
Federal National Mortgage Association, TBA	6.00%	7/25/53	(16,037,400)	(16,212,477)	(16,177,727)
Federal National Mortgage Association, TBA	2.50%	7/25/53	(675,000)	(572,379)	(572,168)
Federal National Mortgage Association, TBA	4.00%	8/25/53	(6,877,600)	(6,501,240)	(6,459,571)
Government National Mortgage Association
Government National Mortgage Association, TBA	2.50%	7/20/53	(5,684,522)	(4,936,281)	(4,918,888)

				$(52,613,251)	$(52,392,880)

See accompanying notes to the financial statements.

29

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

30-Day Federal Funds July Futures (U.S. Dollar)	7/31/23	133	$(52,591,853)	$(1,758)
30-Day Federal Funds June Futures (U.S. Dollar)	6/30/23	38	(15,030,994)	(6,775)
Euro Buxl 30-Year Bond September Futures (Euro)	9/7/23	9	(1,370,852)	(12,845)
Euro-Bobl September Futures (Euro)	9/7/23	30	(3,787,520)	58,051
Euro-Bund September Futures (Euro)	9/7/23	125	(18,240,390)	192,373
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	575	(68,101,563)	368,980
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/20/23	123	(15,609,469)	45,841
Ultra Long Term U.S. Treasury Bond September Futures (U.S. Dollar)	9/20/23	37	(5,040,094)	(36,196)

				$607,671

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Schatz Index September Futures (Euro)	9/7/23	52	$5,948,871	$(23,082)
ICE 3 Month Sonia December 24 Futures (U.S. Dollar)	3/18/25	489	146,453,802	(902,027)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	484	54,336,563	(208,259)
U.S. Treasury 2-Year Note October Futures (U.S. Dollar)	9/29/23	1,140	231,811,875	(2,810,567)
U.S. Treasury 5-Year Note October Futures (U.S. Dollar)	9/29/23	2,628	281,442,375	(5,521,930)

				$(9,465,865)

Total Net Futures Contracts				$(8,858,194)

Forward Currency Contracts

At June 30, 2023, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	17,389,796	European Euro	15,846,678	Bank National Paribas	9/20/23	$27,624

U.S. Dollar	187,506	European Euro	171,000	BMO Capital Markets	9/20/23	152

U.S. Dollar	9,870,336	European Euro	8,993,322	TD Securities International	9/20/23	16,940

						$44,716

U.S. Dollar	104,665	European Euro	96,700	TD Securities International	9/14/23	(1,251)

U.S. Dollar	1,640,871	European Euro	1,503,000	BMO Capital Markets	9/20/23	(5,868)

U.S. Dollar	1,322,082	European Euro	1,215,000	HSBC	9/20/23	(9,114)

U.S. Dollar	3,362,860	European Euro	3,097,000	Morgan Stanley	9/20/23	(30,320)

						$(46,553)

Total Net Forward Currency Contracts						$(1,837)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$44,716	$(46,553)

See accompanying notes to the financial statements.

30

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$3,450,730,547

Investment securities, at value(a)	$3,267,827,152
Interest and dividends receivable	21,181,500
Foreign currency, at value (cost $7,787,759)	7,817,621
Unrealized appreciation on forward currency contracts	44,716
Receivable for capital shares issued	191,561
Receivable for investments sold	3,722,648
Receivable for TBA investments sold	213,841,353
Prepaid expenses	295

Total Assets	3,514,626,846

Liabilities:
Cash overdraft	17,082
Unrealized depreciation on forward currency contracts	46,553
Payable for investments purchased	31,511,994
Payable for TBA investments purchased	395,004,761
Payable for capital shares redeemed	1,191,011
Payable for collateral received on loaned securities	1,751,168
Securities sold short (Proceeds received $52,613,251)	52,392,880
Payable for variation margin on futures contracts	398,222
Management fees payable	873,814
Administration fees payable	20,886
Distribution fees payable	624,154
Custodian fees payable	355
Administrative and compliance services fees payable	130
Transfer agent fees payable	36
Trustee fees payable	776
Other accrued liabilities	1,371

Total Liabilities	483,835,193

Commitments and contingent liabilities^

Net Assets	$3,030,791,653

Net Assets Consist of:
Paid in capital	$3,325,769,421
Total distributable earnings	(294,977,768)

Net Assets	$3,030,791,653

Shares of beneficial interest (unlimited number of shares authorized, no par value)	313,357,234
Net Asset Value (offering and redemption price per share)	$9.67

(a)	Includes securities on loan of $1,693,191.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$53,469,631
Dividends	4,983,802
Income from securities lending	38,784
Foreign withholding tax	1,116

Total Investment Income	58,493,333

Expenses:
Management fees	4,682,285
Administration fees	318,230
Distribution fees	3,344,496
Custodian fees	22,306
Administrative and compliance services fees	10,353
Transfer agent fees	3,314
Trustee fees	38,188
Professional fees	27,247
Shareholder reports	11,643
Other expenses	16,131

Total expenses	8,474,193

Net Investment Income/(Loss)	50,019,140

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(60,080,735)
Net realized gains/(losses) on forward currency contracts	(40,512)
Net realized gains/(losses) on futures contracts	3,629,485
Net realized gains/(losses) on securities held short	1,111,996
Change in net unrealized appreciation/depreciation on securities and foreign currencies	61,451,347
Change in net unrealized appreciation/depreciation on forward currency contracts	219,929
Change in net unrealized appreciation/depreciation on futures contracts	(10,125,773)
Change in net unrealized appreciation/depreciation on securities held short	(287,651)

Net realized and Change in net unrealized gains/losses on investments	(4,121,914)

Change in Net Assets Resulting From Operations	$45,897,226

See accompanying notes to the financial statements.

31

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$50,019,140	$46,816,878
Net realized gains/(losses) on investments	(55,379,766)	(139,490,260)
Change in unrealized appreciation/depreciation on investments	51,257,852	(265,407,947)

Change in net assets resulting from operations	45,897,226	(358,081,329)

Distributions to Shareholders:
Distributions	—	(34,867,754)

Change in net assets resulting from distributions to shareholders	—	(34,867,754)

Capital Transactions:
Proceeds from shares issued	979,164,421	6,443,530
Proceeds from shares issued in merger	10,164,890	—
Proceeds from dividends reinvested	—	34,867,754
Value of shares redeemed	(92,303,856)	(250,225,785)

Change in net assets resulting from capital transactions	897,025,455	(208,914,501)

Change in net assets	942,922,681	(601,863,584)
Net Assets:
Beginning of period	2,087,868,972	2,689,732,556

End of period	$3,030,791,653	$2,087,868,972

Share Transactions:
Shares issued	101,603,535	632,822
Shares issued in merger	1,056,536	—
Dividends reinvested	—	3,733,164
Shares redeemed	(9,519,941)	(24,963,335)

Change in shares	93,140,130	(20,597,349)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

32

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2023		2022	2021	2020	2019	2018
	(Unaudited)

Net Asset Value, Beginning of Period	$9.48		$11.17	$11.78	$11.21	$10.59	$10.89

Investment Activities:
Net Investment Income/(Loss)	0.18	(a)	0.20 (a)	0.09 (a)	0.17 (a)	0.25 (a)	0.28
Net Realized and Unrealized Gains/ (Losses) on Investments	0.01		(1.73)	(0.32)	0.67	0.64	(0.35)

Total from Investment Activities	0.19		(1.53)	(0.23)	0.84	0.89	(0.07)

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.09)	(0.27)	(0.27)	(0.23)
Net Realized Gains	—		(0.01)	(0.29)	—	—	—

Total Dividends	—		(0.16)	(0.38)	(0.27)	(0.27)	(0.23)

Net Asset Value, End of Period	$9.67		$9.48	$11.17	$11.78	$11.21	$10.59

Total Return(b)	2.00	%(c)	(13.68)%	(1.94)%	7.53%	8.38%	(0.58)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$3,030,792		$2,087,869	$2,689,733	$2,081,430	$2,239,557	$1,936,318
Net Investment Income/(Loss)(d)	3.74%		2.03%	0.80%	1.45%	2.28%	2.41%
Expenses Before Reductions(d)(e)	0.63%		0.64%	0.66%	0.66%	0.65%	0.65%
Expenses Net of Reductions(d)	0.63%		0.64%	0.66%	0.66%	0.65%	0.65%
Portfolio Turnover Rate	87	%(c)	133%	137%	140%	119%	144%

(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

34

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,711 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,751,168 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sales Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2023, no collateral had been posted by the Fund to counterparties for TBAs.

35

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2023, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $1.6 million and the monthly average notional amount for short contracts was $32.8 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $354.3 million, and the monthly average notional amount for short contracts was $107.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Interest Rate Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$665,245	Payable for variation margin on futures contracts*	$9,523,439
Foreign Exchange Risk
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	44,716	Unrealized depreciation on forward currency contracts	46,553

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$3,629,485	$(10,125,773)
Foreign Exchange Risk
Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	(40,512)	219,929

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the

36

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2023. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023.

As of June 30, 2023, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward Currency Contracts	$44,716	$46,553
Futures Contracts	—	398,222
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$44,716	$444,775
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(398,222)
Total derivative assets and liabilities subject to a MNA	$44,716	$46,553

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2023:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Assets
Bank National Paribas	$27,624	$—	$—	$—	$27,624
BMO Capital Markets	152	(152)	—	—	—
TD Securities International	16,940	(1,251)	—	—	15,689
Total	$44,716	$(1,403)	$—	$—	$43,313

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2023:
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
BMO Capital Markets	$5,868	$(152)	$—	$—	$5,716
HSBC	9,114	—	—	—	9,114
Morgan Stanley	30,320	—	—	—	30,320
TD Securities International	1,251	(1,251)	—	—	—
Total	$46,553	$(1,403)	$—	$—	$45,150

* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Enhanced Bond Index Fund	0.35%	0.70%

* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and 0.05% of the Fund’s net assets over $300 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the

37

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

38

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$233,930,194	$—	$233,930,194
Collateralized Mortgage Obligations	—	198,685,188	—	198,685,188
Corporate Bonds+	—	670,509,190	—	670,509,190
Foreign Bonds+	—	14,557,674	—	14,557,674
Yankee Debt Obligations+	—	90,422,578	—	90,422,578
Municipal Bonds	—	14,859,310	—	14,859,310
U.S. Government Agency Mortgages	—	1,023,383,217	—	1,023,383,217
U.S. Treasury Obligations	—	712,614,946	—	712,614,946
Short-Term Security Held as Collateral for Securities on Loan	1,751,168	—	—	1,751,168
Unaffiliated Investment Company	307,113,687	—	—	307,113,687

Total Investment Securities	308,864,855	2,958,962,297	—	3,267,827,152

Securities Sold Short	—	(52,392,880)	—	(52,392,880)
Other Financial Instruments:*
Futures Contracts	(8,858,194)	—	—	(8,858,194)
Forward Currency Contracts	—	(1,837)	—	(1,837)

Total Investments	$300,006,661	$2,906,567,580	$—	$3,206,574,241

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$2,684,358,545	$1,869,137,275

For the period ended June 30, 2023 purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$1,471,785,933	$976,879,263

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

39

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond the transition period, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

40

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $2,410,443,059. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,965,741
Unrealized (depreciation)	(250,943,827)

Net unrealized appreciation/(depreciation)	$(247,978,086)

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total

AZL Enhanced Bond Index Fund	$51,350,351	$89,856,106	$141,206,457

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Enhanced Bond Index Fund	$33,654,146	$1,213,608	$34,867,754

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
	Income	Capital Gains	Other Losses	Depreciation(a)	Earnings/ (Deficit)

AZL Enhanced Bond Index Fund	$49,043,424	$—	$(141,206,457)	$(248,193,827)	$(340,356,860)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.

10. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL DFA Five-Year Global Fixed Income Fund (“AZL DFA Five-Year Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 1,217,405 shares of the AZL DFA Five-Year Fund outstanding as of close of business March 10, 2023, valued at $10,164,890 for1,056,536 shares of the Fund.

At the close of business March 10, 2023, the AZL DFA Five-Year Fund’s investment holdings had a fair value of $9,967,081 and identified cost of $9,967,081. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL DFA Five-Year Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the AZL DFA Five-Year Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$51,331,615
Net realized/unrealized gains/(losses)	(3,835,144)

Change in net assets resulting from operations	$47,496,471

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL DFA Five-Year Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the AZL DFA Five-Year Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

41

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

42

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

43

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

44

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Fidelity Institutional Asset Management

Multi-Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments
Page 4

Statement of Assets and Liabilities
Page 30

Statement of Operations
Page 30

Statements of Changes in Net Assets
Page 31

Financial Highlights
Page 32

Notes to the Financial Statements
Page 33

Other Information
Page 42

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Annualized Expense
	Account Value	Account Value	During Period	Ratio During Period
	1/1/23	6/30/23	1/1/23 - 6/30/23*	1/1/23 - 6/30/23
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$1,000.00	$1,079.30	$2.37	0.46%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$1,077.50	$3.66	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Annualized Expense
	Account Value	Account Value	During Period	Ratio During Period
	1/1/23	6/30/23	1/1/23 - 6/30/23*	1/1/23 - 6/30/23
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$1,000.00	$1,022.51	$2.31	0.46%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$1,021.27	$3.56	0.71%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	40.9%
U.S. Treasury Obligations	18.8
Corporate Bonds	18.0
U.S. Government Agency Mortgages	12.3
Collateralized Mortgage Obligations	5.4
Unaffiliated Investment Company	4.5
Yankee Debt Obligations	4.3
Short-Term Security Held as Collateral for Securities on Loan	0.6
Asset Backed Securities	0.5
Municipal Bonds	0.2
Bank Loans	0.1
Convertible Bonds	—	†
Preferred Stock	—	†
Warrants	—	†

Total Investment Securities	105.6
Net other assets (liabilities)	(5.6)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (40.9%):
Aerospace & Defense (0.7%):
14,476	L3Harris Technologies, Inc.	$2,833,967
11,275	Lockheed Martin Corp.	5,190,784
8,168	Parsons Corp.*	393,208
7,351	Raytheon Technologies Corp.	720,104
35,742	Textron, Inc.	2,417,231

		11,555,294

Automobile Components (0.9%):
48,949	General Motors Co.	1,887,473
51,205	Tesla, Inc.*	13,403,933

		15,291,406

Banks (1.1%):
199,103	Bank of America Corp.	5,712,265
1,749	Columbia Banking System, Inc.	35,470
15,273	East West Bancorp, Inc.	806,262
48,519	JPMorgan Chase & Co.	7,056,603
124,788	US Bancorp	4,122,995

		17,733,595

Beverages (0.7%):
123,405	Coca-Cola Co. (The)	7,431,449
272	Coca-Cola Consolidated, Inc.	172,998
19,792	PepsiCo, Inc.	3,665,874

		11,270,321

Biotechnology (0.9%):
12,016	AbbVie, Inc.	1,618,916
11,117	Amgen, Inc.	2,468,196
105,384	Exelixis, Inc.*	2,013,888
65,087	Gilead Sciences, Inc.	5,016,255
39,380	Incyte Corp.*	2,451,405
375	Sarepta Therapeutics, Inc.*	42,945
4,008	United Therapeutics Corp.*	884,766
23,818	Vir Biotechnology, Inc.*	584,256

		15,080,627

Broadline Retail (1.6%):
180,103	Amazon.com, Inc.*	23,478,227
32,992	eBay, Inc.	1,474,412
9,119	Etsy, Inc.*	771,559

		25,724,198

Building Products (0.1%):
16,457	Johnson Controls International plc	1,121,380
5,301	Trane Technologies plc	1,013,869

		2,135,249

Capital Markets (0.8%):
11,913	Bank of New York Mellon Corp. (The)	530,367
72,332	Charles Schwab Corp. (The)	4,099,778
2,227	CME Group, Inc.	412,641
4,378	Goldman Sachs Group, Inc. (The)	1,412,080
9,529	LPL Financial Holdings, Inc.	2,071,890
71,906	Nasdaq, Inc.	3,584,514
666	SEI Investments Co.	39,707
6,125	Stifel Financial Corp.	365,479

		12,516,456

Chemicals (0.4%):
27,152	CF Industries Holdings, Inc.	1,884,892
15,522	Chemours Co. (The)	572,606
1,827	Ecolab, Inc.	341,083

Shares		Value
Common Stocks, continued
Chemicals, continued
5,336	Linde plc	$2,033,443
7,993	Westlake Corp.	954,924

		5,786,948

Commercial Services & Supplies (0.6%):
8,235	Cintas Corp.	4,093,454
26,630	Republic Services, Inc.	4,078,917
5,838	Waste Management, Inc.	1,012,426

		9,184,797

Communications Equipment (0.6%):
140,853	Cisco Systems, Inc.	7,287,734
27,403	Juniper Networks, Inc.	858,536
4,105	Motorola Solutions, Inc.	1,203,915

		9,350,185

Construction & Engineering (0.1%):
4,541	Valmont Industries, Inc.	1,321,658

Consumer Finance (0.3%):
22,947	American Express Co.	3,997,367
49,103	Synchrony Financial	1,665,574

		5,662,941

Consumer Staples Distribution & Retail (0.1%):
1,539	Costco Wholesale Corp.	828,567
3,373	Walmart, Inc.	530,168

		1,358,735

Containers & Packaging (0.1%):
26,554	Sealed Air Corp.	1,062,160

Distributors (0.1%):
9,030	Genuine Parts Co.	1,528,147

Electric Utilities (0.2%):
39,636	Hawaiian Electric Industries, Inc.	1,434,823
7,670	NextEra Energy, Inc.	569,114
33,988	Xcel Energy, Inc.	2,113,034

		4,116,971

Electrical Equipment (0.6%):
25,676	AMETEK, Inc.	4,156,431
49,798	Emerson Electric Co.	4,501,241
26,532	nVent Electric plc	1,370,909

		10,028,581

Electronic Equipment, Instruments & Components (0.0%†):
368	Keysight Technologies, Inc.*	61,622
4,224	Vontier Corp.	136,055

		197,677

Energy Equipment & Services (0.0%†):
475	Weatherford International plc*	31,549

Entertainment (0.5%):
4,423	Activision Blizzard, Inc.*	372,859
30,560	Electronic Arts, Inc.	3,963,632
7,823	Netflix, Inc.*	3,445,953

		7,782,444

Financial Services (2.2%):
41,668	Berkshire Hathaway, Inc., Class B*	14,208,788
68,803	Fidelity National Information Services, Inc.	3,763,524
23,465	Mastercard, Inc., Class A	9,228,784
66,241	PayPal Holdings, Inc.*	4,420,262

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Financial Services, continued
14,412	Visa, Inc., Class A	$3,422,562

		35,043,920

Food Products (0.5%):
87,994	Kraft Heinz Co. (The)	3,123,787
68,909	Mondelez International, Inc., Class A	5,026,222

		8,150,009

Ground Transportation (0.9%):
139,858	CSX Corp.	4,769,158
8,520	Norfolk Southern Corp.	1,931,995
45,195	Uber Technologies, Inc.*	1,951,068
26,886	Union Pacific Corp.	5,501,413

		14,153,634

Health Care Equipment & Supplies (0.7%):
56,842	Abbott Laboratories	6,196,915
1,030	Becton Dickinson & Co.	271,930
10,624	Lantheus Holdings, Inc.*	891,566
28,133	Zimmer Biomet Holdings, Inc.	4,096,165
4,544	Zimvie, Inc.*	51,029

		11,507,605

Health Care Providers & Services (2.0%):
54,458	Centene Corp.*	3,673,192
9,120	Cigna Group (The)	2,559,072
70,739	CVS Health Corp.	4,890,187
10,828	Elevance Health, Inc.	4,810,772
9,559	Humana, Inc.	4,274,116
1,838	McKesson Corp.	785,396
23,616	UnitedHealth Group, Inc.	11,350,794

		32,343,529

Health Care Technology (0.1%):
5,405	Veeva Systems, Inc., Class A*	1,068,731

Hotel & Resort REITs (0.1%):
19,570	Ryman Hospitality Properties, Inc.	1,818,444

Hotels, Restaurants & Leisure (1.0%):
23,765	Airbnb, Inc., Class A*	3,045,722
1,069	Booking Holdings, Inc.*	2,886,653
370	Chipotle Mexican Grill, Inc.*	791,430
14,348	McDonald’s Corp.	4,281,587
24,893	MGM Resorts International	1,093,301
37,854	Starbucks Corp.	3,749,817

		15,848,510

Household Durables (0.5%):
410	NVR, Inc.*	2,603,754
38,672	Toll Brothers, Inc.	3,057,795
7,617	TopBuild Corp.*	2,026,275

		7,687,824

Household Products (0.9%):
41,327	Colgate-Palmolive Co.	3,183,832
21,794	Kimberly-Clark Corp.	3,008,880
51,835	Procter & Gamble Co. (The)	7,865,443

		14,058,155

Industrial Conglomerates (0.1%):
21,603	3M Co.	2,162,244

Insurance (0.5%):
41,612	Hartford Financial Services Group, Inc. (The)	2,996,896
21,899	Progressive Corp. (The)	2,898,771

Shares		Value
Common Stocks, continued
Insurance, continued
3,307	Travelers Cos., Inc. (The)	$574,294
26,083	Unum Group	1,244,159

		7,714,120

Interactive Media & Services (2.5%):
105,715	Alphabet, Inc., Class A*	12,654,086
119,273	Alphabet, Inc., Class C*	14,428,455
44,978	Meta Platforms, Inc., Class A*	12,907,786

		39,990,327

IT Services (0.5%):
132	Accenture plc, Class A	40,733
6,238	Gartner, Inc.*	2,185,234
38,469	GoDaddy, Inc., Class A*	2,890,176
8,716	VeriSign, Inc.*	1,969,554
8,734	Wix.com, Ltd.*	683,348

		7,769,045

Life Sciences Tools & Services (0.1%):
64	10X Genomics, Inc., Class A*	3,574
5,320	Danaher Corp.	1,276,800
22,307	Syneos Health, Inc.*	940,017
519	Thermo Fisher Scientific, Inc.	270,788

		2,491,179

Machinery (0.7%):
6,885	AGCO Corp.	904,827
18,792	Allison Transmission Holdings, Inc.	1,060,997
17,723	Caterpillar, Inc.	4,360,744
4,380	Deere & Co.	1,774,732
31,851	PACCAR, Inc.	2,664,336

		10,765,636

Media (0.5%):
5,184	Charter Communications, Inc., Class A*	1,904,446
150,678	Comcast Corp., Class A	6,260,671

		8,165,117

Metals & Mining (0.3%):
25,906	Nucor Corp.	4,248,066

Office REITs (0.0%†):
3,000	Highwoods Properties, Inc.	71,730

Oil, Gas & Consumable Fuels (1.5%):
49,800	Chevron Corp.	7,836,030
2,114	Civitas Resources, Inc.	146,648
34,564	ConocoPhillips	3,581,176
5,526	Denbury, Inc.*	476,673
8,097	Devon Energy Corp.	391,409
40,278	EOG Resources, Inc.	4,609,414
60,879	Exxon Mobil Corp.	6,529,273
911	Pioneer Natural Resources Co.	188,741
4,011	Sanchez Energy Corp.*	599,560
1,572	Scorpio Tankers, Inc.	74,246
7,762	Targa Resources Corp.	590,688

		25,023,858

Passenger Airlines (0.1%):
118,294	American Airlines Group, Inc.*	2,122,194

Pharmaceuticals (2.1%):
82,705	Bristol-Myers Squibb Co.	5,288,985
6,700	Eli Lilly & Co.	3,142,166
66,445	Johnson & Johnson	10,997,976

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
73,968	Merck & Co., Inc.	$8,535,167
189,892	Pfizer, Inc.	6,965,239

		34,929,533

Professional Services (0.0%†):
7,984	Leidos Holdings, Inc.	706,424

Residential REITs (0.0%†):
19,341	Invitation Homes, Inc.	665,330

Retail REITs (0.2%):
35,646	Simon Property Group, Inc.	4,116,400

Semiconductors & Semiconductor Equipment (2.9%):
4,178	Advanced Micro Devices, Inc.*	475,916
1,558	Applied Materials, Inc.	225,193
11,563	Broadcom, Inc.	10,030,093
3,213	Enphase Energy, Inc.*	538,113
174,959	Intel Corp.	5,850,629
8,159	Lattice Semiconductor Corp.*	783,835
436	Micron Technology, Inc.	27,516
45,785	NVIDIA Corp.	19,367,971
21,929	NXP Semiconductors NV	4,488,428
49,483	QUALCOMM, Inc.	5,890,456

		47,678,150

Software (4.8%):
15,381	Adobe, Inc.*	7,521,155
7,131	AppLovin Corp., Class A*	183,481
486	Autodesk, Inc.*	99,441
107,660	Dropbox, Inc., Class A*	2,871,292
141,978	Microsoft Corp.	48,349,188
4,462	New Relic, Inc.*	291,993
15,079	Palo Alto Networks, Inc.*	3,852,835
53,095	RingCentral, Inc., Class A*	1,737,800
12,978	Salesforce, Inc.*	2,741,732
10,099	Synopsys, Inc.*	4,397,206
34,237	Teradata Corp.*	1,828,598
15,900	Workday, Inc., Class A*	3,591,651
4,331	Zoom Video Communications, Inc., Class A*	293,988

		77,760,360

Specialized REITs (0.4%):
1,454	American Tower Corp.	281,989
19,866	Crown Castle, Inc.	2,263,532
12,232	Public Storage	3,570,276
4,461	SBA Communications Corp.	1,033,881

		7,149,678

Specialty Retail (0.7%):
4,382	Bath & Body Works, Inc.	164,325
16,060	Home Depot, Inc. (The)	4,988,879
828	Murphy U.S.A., Inc.	257,599
2,678	O’Reilly Automotive, Inc.*	2,558,293
17,881	TJX Cos., Inc. (The)	1,516,130
3,539	Ulta Beauty, Inc.*	1,665,436

		11,150,662

Technology Hardware, Storage & Peripherals (3.5%):
280,903	Apple, Inc.	54,486,755
17,235	NetApp, Inc.	1,316,754
24,912	Pure Storage, Inc., Class A*	917,260

		56,720,769

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.1%):
8,642	Capri Holdings, Ltd.*	$310,161
8,786	Crocs, Inc.*	987,898

		1,298,059

Trading Companies & Distributors (0.1%):
10,497	Univar Solutions, Inc.*	376,212
661	W.W. Grainger, Inc.	521,258

		897,470

Total Common Stocks (Cost $584,607,431)		663,996,651

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 8/16/23	149,510

Total Preferred Stock (Cost $117,395)		149,510

Contracts		Value
Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24	747
2,121	Occidental Petroleum Corp., 8/3/27	79,156

		79,903

Total Warrants (Cost $20,366)		79,903

Principal Amount		Value
Asset Backed Securities (0.5%):
$90,249	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	65,209
174,780	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	109,064
461,777	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	384,673
123,838	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	104,037
138,939	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	69,541
207,390	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	173,765
641,005	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(a)	565,088
1,239,294	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(a)	1,054,164
490,231	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	451,916
45,333	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	43,239
940,573	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	799,424
200,526	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	178,017
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	134,655
171,286	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	156,296
118,874	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	108,093
359,073	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	311,390

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$348,680	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	$319,274
189,077	Horizon Aircraft Finance, Ltd., Class A, Series 2019- 1, 3.72%, 7/15/39(a)	160,508
192,545	Horizon Aircraft Finance, Ltd., Class A, Series 2018- 1, 4.46%, 12/15/38(a)	166,036
611,263	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(a)	542,601
212,300	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	179,873
549,050	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(a)	436,009
210,631	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	175,602
204,707	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	172,093
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	164,014
193,261	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	176,983
297,184	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	246,621
271,485	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	224,464

Total Asset Backed Securities (Cost $9,076,684)		7,672,649

Collateralized Mortgage Obligations (5.4%):
250,000	Aimco CLO, Class AR, Series 2018-BA, 6.36%(US0003M+110bps), 1/15/32, Callable 7/15/23 @ 100(a)	247,313
523,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 6.39%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(a)	513,423
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 6.24%(US0003M+99bps), 4/20/34, Callable 7/20/23 @ 100(a)	378,949
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 6.39%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(a)	244,357
2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 6.42%(US0003M+116bps), 10/15/34, Callable 10/15/23 @ 100(a)	2,764,157
624,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 6.55%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(a)	613,843
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 6.58%(US0003M+132bps), 10/15/32, Callable 7/15/23 @ 100(a)	253,518
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 6.39%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(a)	839,811
660,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 6.33%(US0003M+107bps), 4/15/34, Callable 7/15/23 @ 100(a)	646,055
105,000	BAMLL Commercial Mortgage Securities Trust, Class B, Series 2022-DKLX, 6.70%(TSFR1M+155bps), 1/15/39(a)	101,435

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 7.30%(TSFR1M+215bps), 1/15/39(a)	$96,012
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	166,008
555,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 6.30%(TSFR1M+115bps), 1/15/39(a)	539,440
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 10/15/29 @ 100	25,384
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 6.47%(US0003M+122bps), 1/20/32, Callable 7/20/23 @ 100(a)	306,911
786,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 6.41%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(a)	769,169
417,000	Beechwood Park CLO, Ltd., Class A1R, Series 2019- 1A, 6.29%(TSFR3M+130bps), 1/17/35, Callable 1/17/24 @ 100(a)	408,625
34,000	Benchmark Mortgage Trust, Class A5, Series 2018- B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(b)	31,583
1,139,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 6.39%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(a)	1,115,120
139,000	BFLD Trust, Class A, Series 2020-OBRK, 7.31%(US0001M+205bps), 11/15/28(a)	138,552
488,000	BPR Trust, Class B, Series 2022-OANA, 7.59%(TSFR1M+245bps), 4/15/37(a)	476,593
1,835,000	BPR Trust, Class A, Series 2022-OANA, 7.04%(TSFR1M+190bps), 4/15/37(a)	1,786,550
285,089	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 6.25%(US0003M+99bps), 4/15/29, Callable 7/15/23 @ 100(a)	282,349
390,852	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 6.46%(TSFR1M+131bps), 2/15/39(a)	374,856
1,297,889	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 6.16%(TSFR1M+101bps), 2/15/39(a)	1,258,310
390,852	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 6.71%(TSFR1M+156bps), 2/15/39(a)	370,100
155,550	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 6.51%(US0001M+125bps), 10/15/36(a)	153,903
390,852	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 7.11%(TSFR1M+196bps), 2/15/39(a)	372,642
309,400	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 7.06%(US0001M+180bps), 10/15/36(a)	305,189
124,100	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 6.34%(US0001M+108bps), 10/15/36(a)	122,984
164,425	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 6.18%(US0001M+92bps), 10/15/36(a)	163,393
220,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 6.71%(US0001M+145bps), 10/15/36(a)	217,552
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 7.09%(US0001M+190bps), 4/15/34(a)	116,338
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 6.79%(US0001M+160bps), 4/15/34(a)	110,558
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 6.49%(US0001M+130bps), 4/15/34(a)	168,611
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 6.19%(US0001M+100bps), 4/15/34(a)	4,962,782

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$162,000	BX Mortgage Trust, Class B, Series 2021-PAC, 6.09%(US0001M+90bps), 10/15/36(a)	$156,031
216,000	BX Mortgage Trust, Class C, Series 2021-PAC, 6.29%(US0001M+110bps), 10/15/36(a)	206,557
2,708,000	BX Mortgage Trust, Class A, Series 2021-PAC, 5.88%(US0001M+69bps), 10/15/36(a)	2,626,824
210,000	BX Mortgage Trust, Class D, Series 2021-PAC, 6.49%(US0001M+130bps), 10/15/36(a)	199,049
730,000	BX Mortgage Trust, Class E, Series 2021-PAC, 7.14%(US0001M+195bps), 10/15/36(a)	695,351
904,645	BX Trust, Class A, Series 2022-IND A, 6.64%(TSFR1M+149bps), 4/15/24(a)	891,431
472,000	BX Trust, Class A, Series 2022-GPA, 7.31%(TSFR1M+217bps), 10/15/39(a)	471,353
4,846,662	BX Trust, Class A, Series 2021-SOAR, 5.86%(US0001M+67bps), 6/15/38(a)	4,720,338
104,382	BX Trust, Class C, Series 2022-IND, 7.44%(TSFR1M+229bps), 4/15/24(a)	101,908
461,479	BX Trust, Class B, Series 2022-IND, 7.09%(TSFR1M+194bps), 4/15/24(a)	453,047
86,985	BX Trust, Class D, Series 2022-IND, 7.99%(TSFR1M+284bps), 4/15/24(a)	83,406
380,345	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 7/25/23 @ 100(a)(b)	358,921
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016- 5A, 6.36%(US0003M+110bps), 7/17/31, Callable 7/17/23 @ 100(a)	16,940,574
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 6.30%(US0003M+105bps), 4/20/34, Callable 7/20/23 @ 100(a)	228,851
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019- 10A, 6.35%(US0003M+110bps), 10/20/32, Callable 7/20/23 @ 100(a)	632,913
485,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 6.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	475,521
942,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022- 15A, 6.37%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(a)	917,694
43,164	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 6.94%(US0001M+175bps), 6/15/34(a)	42,071
791,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020- 29A, 6.42%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(a)	768,902
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020- 30A, 6.56%(US0003M+131bps), 1/20/34, Callable 7/20/23 @ 100(a)	403,415
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021- 31A, 6.45%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	302,028
920,000	Columbia Cent CLO 32, Ltd., Class A1, Series 2022- 32A, 6.77%(TSFR3M+170bps), 7/20/34, Callable 1/24/24 @ 100(a)	906,185
57,000	Commercial Mortgage Trust, Class A5, Series 2014- CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100	55,617
242,397	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 6.42%(US0001M+123bps), 5/15/36(a)	240,511

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$3,680,584	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	$3,245,677
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	96,415
860,000	CSMC Trust, Class D, Series 2017-PFHP, 7.44%(US0001M+225bps), 12/15/30(a)	813,422
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	198,508
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	94,333
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	96,020
527,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 6.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(a)	518,325
577,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 6.48%(US0003M+122bps), 1/18/32, Callable 7/18/23 @ 100(a)	569,741
1,019,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 6.41%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(a)	997,605
670,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 6.51%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(a)	655,916
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 6.44%(US0003M+118bps), 4/17/33, Callable 7/17/23 @ 100(a)	246,868
363,000	Eaton Vance CLO, Ltd., Class AR, Series 2019-1A, 6.36%(US0003M+110bps), 4/15/31, Callable 7/15/23 @ 100(a)	357,555
930,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 6.41%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(a)	914,756
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 6.51%(US0003M+125bps), 1/15/34, Callable 7/15/23 @ 100(a)	245,121
1,469,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 5.90%(US0001M+70bps), 11/15/36(a)	1,425,823
293,940	Extended Stay America Trust, Class B, Series 2021- ESH, 6.57%(US0001M+138bps), 7/15/38(a)	286,807
216,841	Extended Stay America Trust, Class C, Series 2021- ESH, 6.89%(US0001M+170bps), 7/15/38(a)	211,019
433,682	Extended Stay America Trust, Class D, Series 2021- ESH, 7.44%(US0001M+225bps), 7/15/38(a)	421,556
515,600	Extended Stay America Trust, Class A, Series 2021- ESH, 6.27%(US0001M+108bps), 7/15/38(a)	505,443
508,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 6.68%(US0003M+130bps), 11/20/33, Callable 8/20/23 @ 100(a)	502,877
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 6.37%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(a)	246,065
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 6.14%(US0001M+95bps), 10/15/36(a)	604,712
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 6.34%(US0001M+115bps), 10/15/36(a)	92,508
100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 6.74%(US0001M+155bps), 10/15/36(a)	91,164

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$800,000	INTOWN STAY Mortgage Trust, Class A, Series 2022, 7.64%(TSFR1M+249bps), 8/15/37, Callable 8/15/24 @ 100(a)	$799,957
556,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 6.40%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(a)	545,517
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	37,890
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	58,243
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	77,795
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 7.01%(US0001M+175bps), 3/15/38(a)	93,954
280,147	Life Mortgage Trust, Class A, Series 2021-BMR, 5.96%(US0001M+70bps), 3/15/38(a)	272,979
1,420,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 6.44%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(a)	1,388,512
855,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 6.94%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(a)	835,240
479,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 7.24%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(a)	465,535
426,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 7.69%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(a)	404,846
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 6.36%(US0001M+110bps), 3/15/38(a)	94,650
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 6.14%(US0001M+88bps), 3/15/38(a)	95,355
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 6.66%(US0001M+140bps), 3/15/38(a)	94,497
500,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 6.47%(US0003M+121bps), 1/15/32, Callable 7/15/23 @ 100(a)	495,334
320,000	Madison Park Funding L, Ltd., Class A, Series 2021- 50A, 6.43%(US0003M+114bps), 4/19/34, Callable 7/19/23 @ 100(a)	314,996
910,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 6.37%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(a)	890,039
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 6.38%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(a)	246,016
430,465	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 6.19%(US0003M+92bps), 1/22/28, Callable 7/22/23 @ 100(a)	427,925
250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 6.27%(US0003M+102bps), 4/20/34, Callable 7/20/23 @ 100(a)	244,230
680,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 6.25% (US0003M+99bps), 1/15/34, Callable 7/15/23 @ 100(a)	672,935

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 6.39%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(a)	$245,495
968,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 6.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	950,038
54,850	Mesquite Energy, Inc., 13.00%(LIBOR+800bps), 7/15/23(a)(c)	54,850
31,702	Mesquite Energy, Inc., 15.00%(LIBOR+0bps), 7/15/23(a)(c)	31,702
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 6.06%(US0001M+80bps), 4/15/38(a)	255,113
302,496	Milos CLO, Ltd., Class AR, Series 2017-1A, 6.32%(US0003M+107bps), 10/20/30, Callable 7/20/23 @ 100(a)	299,987
196,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 6.44%(US0001M+125bps), 6/15/35(a)	163,774
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100	122,879
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	52,177
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	361,597
471,200	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 6.69%(US0001M+150bps), 6/15/35(a)	338,437
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	48,763
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 6.38%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(a)	320,183
17,385	Prima Capital CRE Securitization, Class A, Series 2021-9A, 6.61%(US0001M+145bps), 12/15/37, Callable 5/25/24 @ 100(a)	17,331
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 6.37%(US0003M+112bps), 4/20/34, Callable 7/20/23 @ 100(a)	328,369
130,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 7.80%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(a)	122,408
250,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 7.15%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(a)	238,714
1,013,000	SREIT Trust, Class A, Series 2021-MFP, 5.92%(US0001M+73bps), 11/15/38(a)	983,260
237,000	SREIT Trust, Class D, Series 2021-MFP, 6.77%(US0001M+158bps), 11/15/38(a)	227,368
580,000	SREIT Trust, Class B, Series 2021-MFP, 6.27%(US0001M+108bps), 11/15/38(a)	562,485
360,000	SREIT Trust, Class C, Series 2021-MFP, 6.52%(US0001M+133bps), 11/15/38(a)	346,767
234,475	Stratus CLO, Ltd., Class A, Series 2022-1A, 6.80%(TSFR3M+175bps), 7/20/30, Callable 7/20/23 @ 100(a)	233,570
403,000	Symphony CLO XIX, Ltd., Class A, Series 2018-19A, 6.22%(US0003M+96bps), 4/16/31, Callable 7/16/23 @ 100(a)	398,536

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$500,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021- 26A, 6.33%(US0003M+108bps), 4/20/33, Callable 7/20/23 @ 100(a)	$491,569
1,054,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022- 32A, 6.39%(TSFR3M+132bps), 4/23/35, Callable 4/23/24 @ 100(a)	1,030,561
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	15,445
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	222,516
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 6.41%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(a)	554,415
551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 6.42%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(a)	540,891
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 6.52%(US0003M+127bps), 7/20/32, Callable 7/20/23 @ 100(a)	331,484
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 6.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(a)	1,052,953
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	145,554
185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 6.39%(US0001M+120bps), 5/15/31(a)	177,156

Total Collateralized Mortgage Obligations (Cost $90,012,071)		87,581,901

Convertible Bonds (0.0%†):
Entertainment (0.0%† ):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	26,530

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25	55,270
27,000	Vail Resorts, Inc., 4.70%, 1/1/26	24,062

		79,332

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	24,793

Media (0.0%†):
54,000	DISH Network Corp., 2.38%, 3/15/24	48,143
846,000	DISH Network Corp., 3.38%, 8/15/26	421,734

		469,877

Professional Services (0.0%†):
23,000	KBR, Inc., 2.50%, 11/1/23	59,336

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	36,723

Total Convertible Bonds (Cost $996,633)		696,591

Bank Loans (0.1%):
Chemicals (0.0%†):
14,738	Consolidated Energy Term Incr B 1Ln, 8.56% (LIBOR+350bps)	14,296
19,750	Diversey Term B 1Ln, 0.00% (LIBOR+275bps), 9/14/28	19,718

		34,014

Principal Amount		Value
Bank Loans, continued
Construction & Engineering (0.0%†):
$35,000	Convergint Tech Term 2Ln, 9.14% (Term SOFR+675bps), 3/18/29	$30,873
4,913	Convergint Tech Term B 1Ln, 11.89% (Term SOFR+375bps), 3/31/28	4,813

		35,686

Diversified Consumer Services (0.0%† ):
15,000	Ascend Learning Term 2Ln, 10.89% (Term SOFR+575bps), 12/10/29	12,687
162,938	Ascend Learning Term B 1Ln, 8.64% (Term SOFR+350bps), 12/10/28	152,831

		165,518

Health Care Providers & Services (0.0%†):
249,369	Cano Health Term B, 9.14% (Term SOFR+400bps), 11/23/27	208,846

Hotels, Restaurants & Leisure (0.0%†):
246,875	City Football Group Term B 1Ln, 8.06% (LIBOR+300bps), 7/21/28	241,937
172,368	Diamond Sports Group Term 2Ln, 8.64% (Term SOFR+350bps), 8/24/26	5,315
34,160	Golden Entertainment Term B 1Ln, 8.06% (LIBOR+300bps), 10/20/24	34,107

		281,359

Industrial Products (0.0%†):
118,538	Westinghouse Term 1Ln, 8.89% (Term SOFR+375bps), 8/1/25	118,508

Media (0.0%†):
44,662	Authentic Brands Term B1 1Ln, 8.64% (Term SOFR+350bps), 12/21/28	44,406

Software (0.0%†):
3,385	Ion Analytics Term 1Ln, 9.14% (Term SOFR+400bps), 2/16/28	3,338

Software & Computer Services (0.0%†):
335,000	UKG, Term 2Ln, 10.39% (Term SOFR+525bps), 5/3/27	323,992

Software & Tech Services (0.1%):
110,600	Athenahealth Term B 1Ln, 8.64% (Term SOFR+350bps), 2/15/29	106,314
13,587	Athenahealth Term DD 1Ln, 8.56% (LIBOR+350bps), 2/15/29+	13,061
300,000	Nielsen Holdings Term B 1Ln, 10.14% (Term SOFR+500bps), 4/11/29	263,400

		382,775

Utilities (0.0%†):
339,071	Breakwater Energy Term, 16.06% (LIBOR+1100bps), 9/1/26	322,117

Total Bank Loans (Cost $2,061,342)		1,920,559

Corporate Bonds (18.0%):
Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,131,506
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	143,426
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,095,664

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	$98,830
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,135,617
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 8/7/23 @ 102.06(a)	283,650
310,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	311,937
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 8/7/23 @ 103.19(a)	134,306
40,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 8/7/23 @ 101.72	39,600
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/7/23 @ 100	39,350
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 8/7/23 @ 101.88	34,913
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 8/7/23 @ 102.75	1,559,838
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	275,900

		6,284,537

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 7/24/23 @ 102.38(a)	222,169
237,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 8/7/23 @ 101.56(a)	234,630

		456,799

Automobile Components (0.0%†):
125,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	103,438

Automobiles (0.0%†):
165,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(a)	140,044

Banks (2.1%):
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	397,247
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	146,306
1,300,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,189,252
980,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	783,005
6,359,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	6,180,134
165,000	CIT Group, Inc., 6.13%, 3/9/28	160,072
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,400,131
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,049,340
1,156,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	1,084,971
2,635,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	2,541,144
2,500,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	2,393,325
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	154,752
5,828,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	5,537,334
937,000	JPMorgan Chase & Co., 4.91% (SOFR+208 bps), 7/25/33, Callable 7/25/32 @ 100	911,809

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$724,000	Santander Holdings USA, Inc., 6.50% (SOFR+236 bps), 3/9/29, Callable 3/9/28 @ 100	$714,454
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,530,042
1,099,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	1,025,477
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	2,515,741
1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,666,341

		34,380,877

Beverages (0.5%):
2,400,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,325,499
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	2,876,859
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	137,701
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	307,982
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	2,652,490

		8,300,531

Biotechnology (0.1%):
411,000	Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	410,853
375,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	375,957
424,000	Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100	424,585
403,000	Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100	402,191
200,000	Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100	202,337
365,000	Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100	370,481
175,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(a)	97,125

		2,283,529

Building Products (0.1%):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 7/24/23 @ 102.5(a)	753,263
120,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a)	104,400
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a)	31,237

		888,900

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	447,860
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,503,212
105,000	Charles Schwab Corp. (The), 5.38% (H15T5Y+497 bps), Callable 6/1/25 @ 100	101,063
250,000	Charles Schwab Corp. (The), 4.00% (H15T10Y+308 bps), 12/31/99, Callable 12/1/30 @ 100	183,437
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	2,658,712
1,263,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,010,183
3,062,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	2,586,946

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	$137,597
50,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(a)	44,625
640,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(a)	552,000
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	46,750
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(a)	40,700
1,100,000	Moody's Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,069,024
1,100,000	Moody's Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,023,815
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,281,669
2,236,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	2,148,615
1,700,000	Morgan Stanley, 6.34% (SOFR+256 bps), 10/18/33, Callable 10/18/32 @ 100	1,798,762
500,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	431,875
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	79,625
485,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.75%, 7/1/25, Callable 8/7/23 @ 102.69(a)	468,025
650,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(a)	512,687
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	269,150
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	12,225

		20,408,557

Chemicals (0.2%):
15,000	CF Industries, Inc., 4.95%, 6/1/43	12,975
510,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	477,488
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	837,225
60,000	Diamond BC BV, 4.63%, 10/1/29(a)	60,525
20,000	Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable 8/7/23 @ 104.63(a)	13,200
555,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13^(a)	495,338
410,000	SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44(a)	365,925
135,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	106,650
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	24,469
450,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 8/7/23 @ 102.44(a)	419,185
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(a)	102,187
40,000	WR Grace Holdings LLC, 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)	39,200

		2,954,367

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(a)	$107,969
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 8/7/23 @ 102.5(a)	404,737
55,000	Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26 @ 103.19(a)	55,138
470,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	472,937
41,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 7/18/23 @ 103	41,205
85,000	GEO Group, Inc. (The), 9.50%, 12/31/28, Callable 7/18/23 @ 103(a)	79,050
25,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 8/7/23 @ 102.5(a)	22,594
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44^(a)	18,500
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(a)	29,700
270,000	Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)	244,350
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	239,625

		1,715,805

Communications Equipment (0.0%†):
205,000	CommScope, Inc., 7.13%, 7/1/28, Callable 8/7/23 @ 103.56(a)	145,550
500,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(a)	393,750
250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(a)	212,500

		751,800

Construction & Engineering (0.1%):
300,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	290,250
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	22,375
845,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/7/23 @ 100(a)	819,650
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	244,687
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	44,688
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	20,938
785,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	702,575
190,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(a)	177,650

		2,322,813

Consumer Finance (1.3%):
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	88,527
100,000	Ally Financial, Inc., 5.13%, 9/30/24	98,054
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	219,667
1,500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	1,443,812

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$1,000,000	Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100^	$1,007,426
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	418,326
577,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	537,824
740,000	Capital One Financial Corp., 4.99% (SOFR+216 bps), 7/24/26, Callable 7/24/25 @ 100	715,847
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,459,275
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	314,341
738,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	625,376
1,100,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	1,037,649
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	226,637
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,154,082
174,000	Discover Financial Services, 6.70%, 11/29/32, Callable 8/29/32 @ 100	178,769
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	269,174
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	469,405
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	326,152
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	53,529
400,000	Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable 12/10/28 @ 100	329,502
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	574,042
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,035,956
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	252,594
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	126,713
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	330,563
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	239,048
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	764,569
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,137,298

		20,434,157

Consumer Staples Distribution & Retail (0.2%):
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 1/15/27, Callable 8/7/23 @ 103.47(a)	23,687
210,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a)	209,738
50,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	43,250

Principal Amount		Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$605,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	$556,600
475,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(a)	455,406
975,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(a)	911,625
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 8/7/23 @ 101.72(a)	444,444
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a)	62,388
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	97,279
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	158,629
285,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	244,031
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(a)	37,294
660,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	590,700

		3,835,071

Containers & Packaging (0.1%):
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 6.00%, 6/15/27, Callable 6/15/24 @ 103(a)	196,500
705,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 7/18/23 @ 102.06(a)	654,769
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	156,037
65,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(a)	56,144
180,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31, Callable 5/15/26 @ 103.63(a)	182,250
135,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28, Callable 2/1/25 @ 103.06(a)	133,481

		1,379,181

Diversified Consumer Services (0.0%†):
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	18,480
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 8/7/23 @ 103.38(a)	342,125

		360,605

Diversified REITs (0.5%):
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	992,245
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,002,418
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	45,415
719,000	Brandywine Operating Partnership LP, 7.55%, 3/15/28, Callable 2/15/28 @ 100	644,404
45,000	CTR Partnership LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	38,630
430,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	315,513

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified REITs, continued
$40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	$34,200
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	34,931
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	80,743
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	925,171
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	394,582
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	2,883,090
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	59,399

		7,450,741

Diversified Telecommunication Services (0.6%):
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	130,506
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	370,197
1,200,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	868,480
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	11,156
300,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(a)	290,250
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	18,750
635,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	441,325
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 8/7/23 @ 103.06(a)	115,394
640,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	584,000
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	4,012
145,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(a)	141,194
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,266,568
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	174,449
1,250,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	789,570
485,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24	476,337
265,000	Warnermedia Holdings, Inc., 3.64%, 3/15/25	255,720
519,000	Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100	482,750
180,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100	163,602
753,000	Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100	663,629
391,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100	326,322
576,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100	466,551
55,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 8/7/23 @ 100(a)	38,844

		10,079,606

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities (0.5%):
$10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	$9,225
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 8/7/23 @ 103.38(a)	884,540
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(a)	136,206
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	139,770
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	43,051
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	456,833
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	945,244
173,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100	158,273
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	1,002,210
210,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100	182,413
255,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	247,987
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	131,240
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	16,150
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/24/23 @ 102.88	407,425
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	16,300
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	31,100
123,139	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	122,062
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	625,359
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/18/23 @ 102.5	1,255,262
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63^	277,956
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/18/23 @ 102.5(a)	565,675

		7,654,281

Electrical Equipment (0.1%):
55,000	Artera Services LLC, 9.03%, 12/4/25, Callable 8/7/23 @ 104.52(a)	47,850
110,000	GrafTech Global Enterprises, Inc., 9.88%, 12/15/28, Callable 12/15/25 @ 104.94(a)	109,175
665,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	590,187
310,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(a)	278,225

		1,025,437

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.0%†):
$565,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5^(a)	$509,206

Energy Equipment & Services (0.0%†):
400,000	Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75(a)	412,000
170,000	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104.38(a)	172,125

		584,125

Entertainment (0.0%† ):
255,000	Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 8/7/23 @ 113(a)	130,050
680,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 7/24/23 @ 102.69(a)	22,950
310,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(a)	260,400

		413,400

Financial Services (0.8%):
585,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(a)	506,025
70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	63,088
2,052,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	1,976,421
888,000	Blackstone Private Credit Fund, 7.05%, 9/29/25^	884,951
570,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(a)	542,925
120,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(a)	84,600
242,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100	230,285
824,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100	764,422
339,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100	304,828
404,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100	348,894
92,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100	73,716
271,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100	209,848
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	934,438
300,000	GGAM Finance, Ltd., 7.75%, 5/15/26, Callable 11/15/25 @ 100(a)	300,750
505,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	452,606
240,000	HUB International, Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a)	247,500
358,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100^	338,224
452,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100^	427,132
70,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(a)	60,200
825,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 8/7/23 @ 102.13(a)	532,125
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	8,962

Principal Amount		Value
Corporate Bonds, continued
Financial Services, continued
$35,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(a)	$28,875
205,000	Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a)	187,319
130,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(a)	116,350
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	481,482
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	2,108,543
600,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	520,500
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	37,125

		12,772,134

Food Products (0.2%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	84,425
154,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(a)	124,355
180,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	172,125
1,375,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(a)	1,055,312
650,000	Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13	557,375
500,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 7/24/23 @ 101.92(a)	487,500
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 7/24/23 @ 102.81(a)	43,144
69,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	58,909

		2,583,145

Ground Transportation (0.1%):
1,050,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(a)	966,000

Health Care Equipment & Supplies (0.0%†):
600,000	Hologic, Inc., 4.63%, 2/1/28, Callable 8/7/23 @ 102.31(a)	565,500

Health Care Providers & Services (1.1%):
495,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(a)	431,888
140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	120,750
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(a)	21,963
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 7/24/23 @ 102.13	3,525,922
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,265,962
410,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	377,200
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	209,475
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	485,712

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	$223,763
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	214,519
385,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	231,000
285,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(a)	224,437
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	33,975
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	4,192,907
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 8/7/23 @ 102(a)	585,338
343,000	CVS Health Corp., 5.00%, 1/30/29, Callable 12/30/28 @ 100	339,691
140,000	CVS Health Corp., 5.25%, 1/30/31, Callable 11/30/30 @ 100	139,321
495,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	424,462
55,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(a)	59,263
534,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	534,000
503,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	504,257
510,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	446,888
99,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(a)	85,880
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(a)	43,875
314,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	286,526
400,000	IQVIA, Inc., 5.00%, 10/15/26, Callable 8/7/23 @ 101.67(a)	385,500
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	34,200
470,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(a)	394,213
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(a)	20,875
127,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 8/7/23 @ 100(a)	126,365
600,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 7/24/23 @ 101.22	583,500
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 7/24/23 @ 101.56	582,625
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06	490,237
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13	265,500
140,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19	126,000
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	94,331
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 8/7/23 @ 102.66(a)	8,750

		18,121,070

Health Care REITs (0.4%):
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	60,315

Principal Amount		Value
Corporate Bonds, continued
Health Care REITs, continued
$63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	$53,655
535,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/7/23 @ 100.88^	474,144
335,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 8/7/23 @ 102.5	281,400
360,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31, Callable 3/15/26 @ 101.75	248,400
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23	113,406
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	96,802
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,169,278
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,037,059
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	105,060
1,214,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	905,088
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	120,822
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	313,727
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	1,355,248

		7,334,404

Health Care Technology (0.0%†):
465,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	389,438

Hotel & Resort REITs (0.0%†):
540,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	474,525

Hotels, Restaurants & Leisure (0.5%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	13,200
500,000	Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a)	446,250
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	126,512
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/7/23 @ 105.25(a)	367,920
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91^(a)	552,288
245,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25^(a)	259,700
125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	102,344
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 8/7/23 @ 104.06(a)	561,687
160,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(a)	135,600
530,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 8/7/23 @ 101.91(a)	531,325
500,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	433,125

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$40,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	$35,500
75,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(a)	66,188
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 8/7/23 @ 102.88(a)	43,763
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	34,500
900,000	NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a)	843,750
170,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(a)	165,307
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	18,100
202,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 7/18/23 @ 105.75(a)	214,120
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a)	293,725
115,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(a)	107,525
95,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(a)	96,187
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 8/7/23 @ 102.25(a)	457,087
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 7/11/23 @ 104.88(a)	267,801
240,000	Viking Cruises, Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56^(a)	241,500
255,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	250,856
390,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	369,525
105,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100^(a)	104,475
700,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	603,750

		7,743,610

Household Durables (0.1%):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 8/7/23 @ 102.44(a)	34,125
70,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a)	58,800
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	129,750
295,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	243,375
290,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	240,700
90,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(a)	79,313
15,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	11,906
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(a)	104,650

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(a)	$225,581

		1,128,200

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	45,306

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	1,373,279
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	1,268,600
218,000	AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30 @ 100	175,129
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 7/18/23 @ 103.56(a)	27,675
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	31,763
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94(a)	77,669
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	13,838
49,137	Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	47,540

		3,015,493

Industrial Conglomerates (0.1%):
1,400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	1,200,500

Industrial REITs (0.0%†):
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	717,378

Insurance (0.3%):
400,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	376,805
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	34,600
70,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(a)	60,900
2,771,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	2,351,836
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/18/23 @ 100(a)	114,425
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	399,813
185,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	163,031
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	208,424
1,000,000	Unum Group, 5.75%, 8/15/42	917,945
685,000	USI, Inc., 6.88%, 5/1/25, Callable 8/7/23 @ 100(a)	679,863

		5,307,642

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	155,325
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	21,344

		176,669

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services (0.0%†):
$25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	$21,562
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	8,550
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	13,369
500,000	Gartner, Inc., 4.50%, 7/1/28, Callable 8/7/23 @ 102.25(a)	466,250
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	39,150
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	29,794
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	29,181

		607,856

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	194,062
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 8/7/23 @ 104.41(a)	4,894
170,000	Mattel, Inc., 6.20%, 10/1/40	151,088

		350,044

Life Sciences Tools & Services (0.0%†):
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 7/24/23 @ 102.13(a)	13,687
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	26,288
85,000	Toledo Hospital (The), 6.02%, 11/15/48	59,500

		99,475

Machinery (0.1%):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	44,688
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	142,800
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	202,400
650,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	523,250
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	39,937

		953,075

Media (1.0%):
300,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(a)	253,875
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	20,437
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	16,675
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	1,062,500
880,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	731,500
390,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	310,050
270,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	211,275

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$1,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	$1,469,667
813,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	710,209
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	826,594
1,064,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	858,916
1,064,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	849,031
345,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27, Callable 8/7/23 @ 102.56(a)	309,637
845,000	CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25 @ 102.31(a)	376,025
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	2,051,849
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	297,440
605,000	DISH DBS Corp., 7.75%, 7/1/26	373,587
790,000	DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a)	770,250
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,061,821
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	86,595
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38^(a)	93,800
145,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(a)	83,737
1,400,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)	1,081,500
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 8/7/23 @ 102.38(a)	333,375
250,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 7/18/23 @ 104.44(a)	177,500
69,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	57,005
1,620,000	Time Warner Cable, Inc., 6.55%, 5/1/37	1,543,944
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	284,630
435,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 7/18/23 @ 103.31(a)	420,863
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(a)	210,088

		16,934,375

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(a)	40,140
400,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 8/7/23 @ 102.94	387,000
60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	54,011
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	40,163
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(a)	40,500

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Metals & Mining, continued
$45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(a)	$39,375
60,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	53,550
60,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	51,900
200,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 8/7/23 @ 102.31(a)	174,750
195,000	Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(a)	192,806
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(a)	102,656

		1,176,851

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	32,550
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	42,581

		75,131

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	961,889
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	956,292
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	127,229
714,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	639,594

		2,685,004

Office REITs (0.0%†):
68,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	59,491
93,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	69,067
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	283,500
189,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	127,067
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	60,788

		599,913

Oil, Gas & Consumable Fuels (2.0%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	36,562
10,000	Apache Corp., 7.38%, 8/15/47	9,625
95,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 7/15/28, Callable 7/15/25 @ 104.88(a)	93,338
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	127,411
440,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	361,680
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	245,311

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 8/7/23 @ 103.19(a)	$288,750
50,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(a)	42,125
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	18,500
65,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	60,775
305,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	279,075
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(a)	21,625
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	460,750
42,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/7/23 @ 100	41,370
795,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	742,331
140,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 2/1/31, Callable 2/1/26 @ 103.69(a)	138,075
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 7/24/23 @ 101.31(a)	580,800
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 7/24/23 @ 102.88(a)	17,600
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	227,412
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	2,901,369
321,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	313,777
25,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	23,125
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 7/18/23 @ 102.63	25,599
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	35,000
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,360
300,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 8/7/23 @ 102.88(a)	292,500
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,161,461
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	103,064
109,000	Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	98,292
73,000	Energy Transfer LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	70,893
1,908,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,610,232
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	64,195
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	66,793
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	121,565

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	$78,193
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	339,063
400,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(a)	403,000
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	49,125
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	40,050
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	28,163
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	622,854
71,000	Hess Corp., 7.30%, 8/15/31	77,406
50,000	Hess Corp., 7.13%, 3/15/33	54,280
2,002,000	Hess Corp., 5.60%, 2/15/41	1,894,401
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,128,098
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/7/23 @ 101.41(a)	398,419
80,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	69,600
110,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(a)	108,900
125,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(a)	115,766
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	111,094
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	156,646
722,000	MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	690,514
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 7/24/23 @ 102.94	378,300
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 7/28/23 @ 103.38(a)	373,000
250,000	New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 8/7/23 @ 103.25(a)	223,438
375,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 8/7/23 @ 103.75(a)	369,375
1,506,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	1,485,293
310,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	266,212
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	292,612
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,597,590
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	17,820
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	80,145
30,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	23,250
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	24,625
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	420,762
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	230,469
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	307,450
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	40,769
65,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	47,775

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$280,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 8/7/23 @ 103	$261,800
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/7/23 @ 101.44	19,900
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	25,227
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,133,263
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	264,600
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	316,994
278,000	Sanchez Energy Corp., 7.25%, 2/15/23(a)(c)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/7/23 @ 100	9,725
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 8/7/23 @ 102.25	48,625
300,000	SM Energy Co., 6.50%, 7/15/28, Callable 7/15/24 @ 103.25	286,500
130,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	113,750
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 8/7/23 @ 102	4,912
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 8/7/23 @ 102.94	232,720
430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	378,400
350,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	306,250
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	23,938
445,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	409,956
45,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	38,756
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	38,099
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	38,350
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	132,034
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	945,000
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	62,617
1,000,000	Western Midstream Operating LP, 3.35%, 2/1/25, Callable 1/1/25 @ 100	953,750
525,000	Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	471,844
755,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	712,522
171,000	Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable 2/15/52 @ 100	157,909
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	161,186

		31,895,424

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Paper & Forest Products (0.0%†):
$100,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(a)	$65,375
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	34,819

		100,194

Passenger Airlines (0.0%†):
80,000	American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a)	79,200

Personal Care Products (0.0%†):
125,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(a)	125,781

Pharmaceuticals (0.2%):
97,000	Bausch Health Cos., Inc., 11.00%, 9/30/28(a)	68,385
19,000	Bausch Health Cos., Inc., 14.00%, 10/15/30, Callable 10/15/25 @ 106(a)	11,305
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	962,511
55,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	44,550
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75^(a)	93,437
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 8/7/23 @ 100	179,348
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100^	73,910
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	26,775
315,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	279,563
40,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	36,832
1,406,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	1,136,059
90,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	62,211

		2,974,886

Professional Services (0.1%):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 8/7/23 @ 102.31(a)	126,875
600,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	537,000
40,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	36,200
40,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	33,074
335,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25^(a)	270,094
400,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 8/7/23 @ 102.75(a)	383,000

		1,386,243

Real Estate Management & Development (0.2%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	167,508
68,000	Corporate Office Properties LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	51,401
550,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100^	490,207
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	131,688

Principal Amount		Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$145,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(a)	$108,750
725,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 8/7/23 @ 102.63(a)	667,906
1,082,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	1,010,318
25,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	24,156

		2,651,934

Residential REITs (0.0%†):
371,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	319,891
212,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	178,124
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	213,960

		711,975

Retail REITs (0.3%):
536,000	Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	540,639
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	339,124
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	13,502
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	1,939,192
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	416,773
60,000	Vici Properties, 3.50%, 2/15/25, Callable 8/7/23 @ 100.88(a)	57,075
731,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	689,881
249,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	232,192

		4,228,378

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(a)	55,922
4,456,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	3,603,144
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	439,420
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	1,226,830
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(a)	154,278
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 7/18/23 @ 102.19(a)	281,325
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	45,500
285,000	Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19	256,500

		6,062,919

Software (0.4%):
40,000	Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	30,550

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 8/7/23 @ 101.78(a)	$34,825
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	22,062
625,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44^(a)	552,344
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(a)	56,062
150,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 7/24/23 @ 102(a)	136,125
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	229,609
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,021,444
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	352,927
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	2,545,964

		5,981,912

Specialized REITs (0.1%):
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	279,997
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(a)	87,076
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(a)	63,571
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a)	239,625
335,000	Vici Properties, 4.25%, 12/1/26, Callable 8/7/23 @ 102.13(a)	312,806
93,000	VICI Properties LP, 4.38%, 5/15/25	89,396

		1,072,471

Specialty Retail (0.3%):
80,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a)	71,000
85,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a)	73,844
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	29,747
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	47,281
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,140,127
150,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	87,000
430,000	Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @ 102.44(a)	240,800
125,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(a)	96,250
275,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(a)	241,312
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(a)	48,913
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(a)	85,313
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	542,400

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail, continued
$80,000	Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	$75,571
1,003,000	Lowe's Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	816,087
1,138,000	Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	915,582
340,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	272,850
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	2,650
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(a)	13,312
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	283,938
85,000	Victoria's Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(a)	62,050

		5,146,027

Technology Hardware, Storage & Peripherals (0.0%†):
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	55,128
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	84,165
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	103,479
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	89,924
115,000	Seagate HDD Cayman, 8.25%, 12/15/29, Callable 7/15/26 @ 104.13(a)	119,600

		452,296

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(a)	104,650
40,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(a)	33,400
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75^(a)	37,237
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(a)	187,119

		362,406

Tobacco (0.1%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	228,096
191,000	Altria Group, Inc., 4.50%, 5/2/43	151,501
175,000	Altria Group, Inc., 5.38%, 1/31/44	162,307
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	68,050
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	225,611
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	112,530
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 7/18/23 @ 102.81(a)	40,894

		988,989

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	291,743
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,333,251

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	$25,050
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(a)	26,775
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	12,975
90,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(a)	77,625

		2,767,419

Wireless Telecommunication Services (0.3%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,391,775
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	2,701,138
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 7/18/23 @ 102.38	38,900
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	40,396
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	395,370
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	49,263
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	93,990

		4,710,832

Total Corporate Bonds (Cost $331,417,207)		292,439,831

Yankee Debt Obligations (4.3%):
Aerospace & Defense (0.0%†):
35,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 8/8/23 @ 103.56(a)	34,650
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	582,800

		617,450

Banks (0.9%):
585,000	Barclays plc, 4.38%, 1/12/26	560,607
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,378,898
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,148,939
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	167,482
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	511,394
205,000	HSBC Holdings plc, 4.25%, 3/14/24	202,242
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	981,803
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	193,790
4,069,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	3,861,778
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(a)	639,949
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	3,394,720
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	161,919

		15,203,521

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(a)	172,500

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets (0.6%):
$314,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	$278,179
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25	4,385,373
4,009,000	UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	3,799,261
774,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(a)	661,742

		9,124,555

Chemicals (0.1%):
125,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(a)	123,594
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	473,662
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	207,825
530,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(a)	469,050
500,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(a)	441,875
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(a)	111,875

		1,827,881

Communications Equipment (0.0%†):
160,000	Nokia Oyj, 6.63%, 5/15/39	153,000

Construction Materials (0.0%†):
205,000	INEOS Finance plc, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(a)	197,056

Consumer Staples Distribution & Retail (0.1%):
1,380,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	1,205,775

Containers & Packaging (0.1%):
15,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 8/7/23 @ 103(a)	12,769
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/7/23 @ 102.75(a)	712,250

		725,019

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	27,844
980,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 8/7/23 @ 101.78(a)	949,375

		977,219

Diversified Telecommunication Services (0.1%):
365,000	Altice France SA, 6.00%, 2/15/28, Callable 8/7/23 @ 103(a)	176,113
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	339,575
550,000	Telecom Italia Capital SA, 6.38%, 11/15/33	464,750
55,000	Telecom Italia SpA, 6.00%, 9/30/34	43,862

		1,024,300

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Energy Equipment & Services (0.0%†):
$329,063	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 8/7/23 @ 103.44(a)	$325,361

Financial Services (0.4%):
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	151,606
1,245,000	Altice Financing SA, 5.00%, 1/15/28, Callable 8/7/23 @ 102.5(a)	989,775
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	1,859,504
767,000	Avolon Holdings Funding, Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a)	756,707
711,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 7/18/23 @ 103.44(a)	617,681
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 8/7/23 @ 102.5(a)	376,250
250,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(a)	226,929
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24^(a)	1,338,063
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	629,850

		6,946,365

Hotels, Restaurants & Leisure (0.1%):
35,000	1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25, Callable 8/8/23 @ 101.44(a)	34,913
525,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	448,219
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 8/7/23 @ 102.88(a)	39,206
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	33,150
115,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(a)	107,956

		663,444

Industrial Services (0.0%†):
54,000	1375209 BC, Ltd., 9.00%, 1/30/28, Callable 7/18/23 @ 103(a)	54,000

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	1,291,249
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(a)	917,148
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	186,910

		2,395,307

Media (0.0%†):
200,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(a)	163,750
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	252,925

		416,675

Metals & Mining (0.1%):
695,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	597,700
370,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/18/23 @ 101.72(a)	363,525

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	$34,125
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	4,675
180,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(a)	179,775

		1,179,800

Oil, Gas & Consumable Fuels (0.8%):
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/18/23 @ 100(a)	324,531
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 8/7/23 @ 102.13(a)	494,700
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 8/7/23 @ 100	144,276
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 8/8/23 @ 103.56(a)	572,063
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26^	2,234,375
916,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	729,365
4,780,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	3,489,400
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,398,070
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	3,012,500
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	209,580
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	40,950

		12,649,810

Passenger Airlines (0.0%†):
240,000	VistaJet Malta Finance plc/Vista Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(a)	214,800
215,000	VistaJet Malta Finance plc/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)	173,612

		388,412

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/8/23 @ 100(a)	258,125

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 8/8/23 @ 101.94(a)	52,650
305,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(a)	254,294

		306,944

Sovereign Bond (0.3%):
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	251,969
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/7/23 @ 100	12,227
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 8/7/23 @ 100	113,883
627,494	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 8/7/23 @ 100	186,366
900,000	Dominican Republic, 5.50%, 1/27/25(a)	885,375
3,150,000	Dominican Republic, 6.00%, 7/19/28(a)	3,051,563

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$375,000	Indonesia Government International Bond, 4.20%, 10/15/50	$321,128
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	317,993
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	180,996
200,000	Saudi Government International Bond, 4.50%, 4/22/60(a)	173,246

		5,494,746

Tobacco (0.0%†):
390,000	Imperial Brands Finance plc, 6.13%, 7/27/27, Callable 6/27/27 @ 100(a)	390,704

Trading Companies & Distributors (0.3%):
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	317,745
2,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,115,291
1,379,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	1,294,787
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	155,736
503,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	448,465
527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	454,975
564,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	459,668

		5,246,667

Wireless Telecommunication Services (0.1%):
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	405,562
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	227,150
562,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(a)	522,130
490,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	427,334

		1,582,176

Total Yankee Debt Obligations (Cost $80,762,335)		69,526,812

Municipal Bonds (0.2%):
Illinois (0.2%):
3,235,000	Illinois State, GO, 5.10%, 6/1/33	3,175,929

New Jersey (0.0%†):
339,000	New Jersey Economic Development Authority Revenue, GO, Series A, 7.43%, 2/15/29	364,665

Total Municipal Bonds (Cost $3,518,040)		3,540,594

U.S. Government Agency Mortgages (12.3%):
Federal Home Loan Mortgage Corporation (2.9%):
18,730	2.50%, 6/1/31, Pool #G18604	17,494
26,268	2.50%, 6/1/31, Pool #J34501	24,671
33,404	2.50%, 7/1/31, Pool #V61246	30,909
55,307	2.50%, 8/1/31, Pool #V61273	51,084
147,601	3.50%, 3/1/32, Pool #C91403	141,551
446,349	3.50%, 7/1/32, Pool #C91467	428,056
114,657	2.50%, 12/1/32, Pool #G18669	104,912

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$26,123	2.50%, 3/1/33, Pool #G18680	$24,090
104,542	3.00%, 4/1/33, Pool #G18684	98,426
33,530	3.00%, 5/1/33, Pool #G16550	31,616
86,950	2.50%, 7/1/33, Pool #G16661	79,629
24,418	3.00%, 4/1/34, Pool #G16829	23,171
128,348	3.50%, 10/1/34, Pool #C91793	121,595
430,656	3.00%, 5/1/35, Pool #SB0836	403,091
2,979,432	2.00%, 6/1/35, Pool #QN2416	2,654,910
462,748	1.50%, 8/1/35, Pool #SB8066	400,772
539,365	1.50%, 11/1/35, Pool #SB8073	467,127
505,134	1.50%, 1/1/36, Pool #SB8083	437,463
964,551	1.50%, 2/1/36, Pool #RC1756	836,083
645,836	2.00%, 5/1/36, Pool #QN6400	572,914
1,176,333	2.00%, 6/1/36, Pool #SB8107	1,043,409
3,207,895	2.50%, 7/1/36, Pool #SB0535	2,937,551
435,464	1.50%, 12/1/36, Pool #SB8131	375,755
2,884,406	1.50%, 4/1/37, Pool #SB8147	2,483,782
355,175	4.00%, 5/1/37, Pool #C91938	342,497
159,974	4.00%, 11/1/40, Pool #A95150	155,247
32,353	1.50%, 12/1/40, Pool #RB5089	26,333
53,669	1.50%, 2/1/41, Pool #RB5099	43,679
54,409	1.50%, 3/1/41, Pool #RB5104	44,284
19,990	2.00%, 4/1/41, Pool #RB5108	16,886
54,293	1.50%, 4/1/41, Pool #RB5107	44,188
732,589	2.00%, 7/1/41, Pool #SC0162	618,970
20,765	2.00%, 7/1/41, Pool #RB5118	17,542
90,307	2.50%, 10/1/41, Pool #RB5132	79,381
21,751	2.00%, 10/1/41, Pool #RB5131	18,477
337,813	2.00%, 11/1/41, Pool #RB5135	285,391
160,679	2.00%, 11/1/41, Pool #QK1180	135,717
172,608	2.50%, 1/1/42, Pool #RB5142	151,733
225,107	3.50%, 1/1/44, Pool #G60271	213,417
445,774	3.50%, 1/1/44, Pool #G07922	415,553
56,073	4.00%, 2/1/45, Pool #G07949	54,049
52,255	3.50%, 11/1/45, Pool #Q37467	49,196
5,909	4.00%, 4/1/46, Pool #Q39975	5,660
13,399	4.00%, 4/1/46, Pool #V82292	12,812
107,803	3.50%, 9/1/46, Pool #Q43257	100,837
167,314	3.00%, 12/1/46, Pool #G60989	150,176
5,705	4.50%, 12/1/46, Pool #Q45028	5,605
4,690	4.50%, 1/1/47, Pool #Q45635	4,609
9,865	4.50%, 2/1/47, Pool #Q46222	9,662
448,166	2.50%, 4/1/47, Pool #SD0978	380,109
27,425	4.50%, 5/1/47, Pool #Q48095	26,859
17,417	4.50%, 5/1/47, Pool #Q47935	17,058
8,210	4.50%, 5/1/47, Pool #Q47942	8,042
213,599	4.00%, 6/1/47, Pool #Q48877	205,084
34,515	4.50%, 6/1/47, Pool #Q48759	33,805
16,553	4.50%, 7/1/47, Pool #Q49393	16,214
84,486	4.50%, 12/1/47, Pool #Q53017	82,526
25,534	4.00%, 2/1/48, Pool #G61343	24,416
11,521	4.00%, 2/1/48, Pool #Q54499	10,967
26,705	4.50%, 4/1/48, Pool #Q55500	26,172
47,976	4.50%, 4/1/48, Pool #Q55660	46,997
20,182	4.50%, 4/1/48, Pool #Q55724	19,770
93,218	4.00%, 5/1/48, Pool #Q55992	88,762
26,636	4.50%, 5/1/48, Pool #Q55839	26,093
137,135	4.00%, 6/1/48, Pool #G67713	131,587
44,221	4.00%, 7/1/48, Pool #Q59935	42,398

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$23,374	4.50%, 10/1/48, Pool #G67716	$23,029
140,136	3.00%, 6/1/49, Pool #ZT2090	124,335
672,106	4.50%, 7/1/49, Pool #RA1171	659,740
5,888	3.00%, 10/1/49, Pool #QA3907	5,241
8,466	3.00%, 11/1/49, Pool #QA4483	7,537
24,000	3.00%, 12/1/49, Pool #QA5154	21,361
9,172	3.00%, 12/1/49, Pool #QA5521	8,166
138,872	3.00%, 4/1/50, Pool #QA9049	123,261
327,012	2.00%, 6/1/50, Pool #RA2677	271,667
419,509	2.50%, 11/1/50, Pool #SD7530	358,962
30,289	3.00%, 11/1/50, Pool #SD8108	26,861
257,870	3.00%, 12/1/50, Pool #SD8115	228,682
2,127,558	2.50%, 2/1/51, Pool #SD7535	1,821,151
4,826,129	1.50%, 4/1/51, Pool #SD8139	3,728,643
1,277,610	2.00%, 5/1/51, Pool #SD7541	1,056,022
2,071,838	2.50%, 5/1/51, Pool #SD7540	1,779,089
43,668	2.00%, 5/1/51, Pool #QC1514	36,030
340,489	2.50%, 7/1/51, Pool #RA5574	291,156
26,414	2.00%, 7/1/51, Pool #QC4163	21,799
457,865	3.00%, 9/1/51, Pool #QC7496	404,689
384,415	3.00%, 9/1/51, Pool #QC6608	339,117
668,822	2.00%, 10/1/51, Pool #RA6076	550,022
421,607	3.00%, 10/1/51, Pool #QC9077	372,620
447,991	3.00%, 11/1/51, Pool #QD1240	395,981
405,507	2.00%, 11/1/51, Pool #RA6302	333,002
1,185,437	2.00%, 11/1/51, Pool #RA6241	974,688
2,070,695	2.50%, 12/1/51, Pool #RA6435	1,770,331
436,528	3.00%, 12/1/51, Pool #QD3200	385,729
631,742	2.50%, 12/1/51, Pool #RA6434	539,484
458,470	2.00%, 12/1/51, Pool #RA6510	378,290
146,377	2.50%, 12/1/51, Pool #SD8183	124,079
779,361	2.50%, 1/1/52, Pool #RA6622	666,329
246,073	3.00%, 1/1/52, Pool #QD5561	216,759
390,382	3.00%, 1/1/52, Pool #RA6604	345,041
1,017,918	2.00%, 2/1/52, Pool #RA6823	832,756
110,464	3.50%, 2/1/52, Pool #RA6700	101,163
1,004,571	2.00%, 2/1/52, Pool #RA6824	823,600
982,829	2.00%, 2/1/52, Pool #SD8193	801,296
182,738	3.50%, 2/1/52, Pool #RA6799	167,316
698,197	3.50%, 3/1/52, Pool #RA6950	639,612
1,196,813	3.50%, 3/1/52, Pool #RA6987	1,096,736
2,324,816	3.00%, 3/1/52, Pool #RA6988	2,049,749
670,846	3.50%, 3/1/52, Pool #RA6949	614,303
245,217	3.00%, 3/1/52, Pool #SD2219	217,060
186,898	3.50%, 4/1/52, Pool #SD0927	172,711
189,591	5.00%, 9/1/52, Pool #SD1572	187,287
803,554	4.00%, 10/1/52, Pool #SD1772	763,181
556,736	4.50%, 10/1/52, Pool #SD2467	535,457
293,178	5.00%, 11/1/52, Pool #SD1862	290,339
684,492	5.00%, 12/1/52, Pool #SD1924	676,158
212,292	6.00%, 6/1/53, Pool #RA9278	216,177
220,204	6.00%, 6/1/53, Pool #RA9277	224,786
246,640	6.00%, 6/1/53, Pool #RA9276	252,366

		47,029,767

Federal National Mortgage Association (6.9%):
27,874	2.50%, 5/1/31, Pool #BC0919	25,635
40,516	2.50%, 8/1/31, Pool #BC2778	37,264
28,727	2.50%, 10/1/31, Pool #AS8010	26,878
185,761	2.50%, 1/1/32, Pool #BE3032	173,485

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$32,499	2.50%, 9/1/32, Pool #MA3124	$29,760
17,185	3.00%, 3/1/33, Pool #BM4614	16,279
578,848	2.00%, 10/1/35, Pool #BK5705	515,734
510,997	1.50%, 1/1/36, Pool #MA4228	442,538
192,658	1.50%, 2/1/36, Pool #FM6507	166,273
203,645	1.50%, 4/1/36, Pool #MA4302	175,724
297,282	6.00%, 5/1/36, Pool #745512	307,444
341,704	2.00%, 6/1/36, Pool #BP3507	303,059
1,264,337	2.00%, 7/1/36, Pool #MA4383	1,121,473
116,334	2.00%, 12/1/36, Pool #BU1384	103,084
2,498,916	2.00%, 2/1/37, Pool #FS0427	2,216,126
250,000	1.50%, 7/25/38, TBA	215,312
900,000	2.50%, 7/25/38, TBA	818,719
39,600	2.50%, 3/1/40, Pool #FM2646	35,029
29,614	2.50%, 5/1/40, Pool #MA4016	26,202
463,830	2.00%, 10/1/40, Pool #MA4176	396,296
49,665	1.50%, 11/1/40, Pool #MA4175	40,424
17,868	2.00%, 12/1/40, Pool #MA4204	14,871
49,810	1.50%, 12/1/40, Pool #MA4202	40,538
11,246	3.50%, 12/1/40, Pool #AH1556	10,506
61,315	2.00%, 12/1/40, Pool #FM5042	51,679
52,306	1.50%, 1/1/41, Pool #MA4231	42,574
53,583	1.50%, 1/1/41, Pool #MA4266	43,610
54,633	1.50%, 2/1/41, Pool #MA4286	44,465
19,168	2.00%, 2/1/41, Pool #MA4268	16,193
129,159	2.50%, 2/1/41, Pool #MA4269	113,542
19,600	2.00%, 3/1/41, Pool #MA4287	16,558
20,233	2.00%, 4/1/41, Pool #MA4311	17,092
117,220	2.50%, 4/1/41, Pool #MA4312	103,054
314,405	2.00%, 5/1/41, Pool #MA4333	265,600
20,809	2.00%, 6/1/41, Pool #MA4364	17,709
80,876	2.50%, 7/1/41, Pool #CB2014	71,136
139,489	2.00%, 7/1/41, Pool #FM8066	117,835
195,556	2.00%, 7/1/41, Pool #CB1069	165,240
295,337	2.00%, 7/1/41, Pool #CB1071	249,468
178,060	2.00%, 8/1/41, Pool #CB1337	150,407
249,496	2.00%, 8/1/41, Pool #FM8393	210,773
20,540	2.00%, 8/1/41, Pool #FM8410	17,353
182,735	2.00%, 8/1/41, Pool #FM8334	154,393
135,660	2.00%, 9/1/41, Pool #FM8862	115,378
144,595	2.50%, 9/1/41, Pool #FM8850	126,784
77,892	2.00%, 10/1/41, Pool #BQ6615	65,791
286,619	2.00%, 10/1/41, Pool #FM9396	243,784
136,470	2.00%, 10/1/41, Pool #CB1837	115,284
21,490	2.00%, 10/1/41, Pool #MA4446	18,155
174,874	2.50%, 11/1/41, Pool #FM9558	153,324
114,955	2.50%, 11/1/41, Pool #MA4475	101,048
359,926	2.00%, 11/1/41, Pool #BQ6743	304,014
78,687	2.00%, 11/1/41, Pool #BU6530	66,457
318,647	2.00%, 11/1/41, Pool #FS0106	271,113
252,530	2.00%, 11/1/41, Pool #CB2110	213,357
110,854	2.00%, 12/1/41, Pool #FM9851	93,659
210,848	2.00%, 12/1/41, Pool #BU7091	178,103
31,441	4.00%, 10/1/43, Pool #BM1167	30,325
216,535	4.50%, 3/1/44, Pool #AV0957	212,535
131,985	4.50%, 7/1/44, Pool #AS3062	129,271
149,266	4.50%, 12/1/44, Pool #AS4176	147,117
81,603	4.00%, 5/1/45, Pool #AZ1207	78,389
119,755	4.00%, 6/1/45, Pool #AY8096	115,044

See accompanying notes to the financial statements.

26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$57,649	4.00%, 6/1/45, Pool #AY8126	$55,685
21,749	4.00%, 12/1/45, Pool #AS6352	21,010
6,952	4.50%, 1/1/46, Pool #AY3890	6,836
58,741	4.00%, 2/1/46, Pool #BC1578	56,041
2,923	4.50%, 3/1/46, Pool #BC0287	2,889
19,404	4.00%, 4/1/46, Pool #AS7024	18,458
215,138	4.00%, 4/1/46, Pool #AL8468	208,292
22,680	4.50%, 6/1/46, Pool #BD1238	22,413
149,824	4.00%, 6/1/46, Pool #AL9282	142,941
82,252	4.00%, 7/1/46, Pool #BC1443	79,097
25,794	4.00%, 9/1/46, Pool #BD1489	24,608
91,945	4.00%, 9/1/46, Pool #BC2843	88,410
38,863	4.50%, 10/1/46, Pool #BE1671	38,088
86,116	4.00%, 10/1/46, Pool #BC4754	82,805
17,156	4.00%, 10/1/46, Pool #BD7599	16,367
49,676	4.50%, 11/1/46, Pool #BE2386	49,101
231,571	3.50%, 12/1/46, Pool #BC9077	215,832
4,614	4.50%, 12/1/46, Pool #BC9079	4,561
99,256	4.50%, 12/1/46, Pool #BE4488	98,108
29,258	4.50%, 1/1/47, Pool #BE6506	28,914
17,866	4.50%, 1/1/47, Pool #BE7087	17,498
249,202	2.50%, 2/1/47, Pool #FS0594	211,347
324,643	4.00%, 2/1/47, Pool #AL9779	309,771
46,768	4.50%, 2/1/47, Pool #BE8498	45,668
49,792	2.50%, 3/1/47, Pool #FS0976	42,239
43,279	4.00%, 5/1/47, Pool #BM1277	41,324
5,181	4.00%, 6/1/47, Pool #BH4269	4,946
8,440	4.50%, 6/1/47, Pool #BE9387	8,267
12,628	4.50%, 6/1/47, Pool #BH0561	12,347
47,876	4.50%, 6/1/47, Pool #BE3663	46,895
23,593	4.00%, 7/1/47, Pool #AS9968	22,528
39,529	4.50%, 7/1/47, Pool #BE3749	38,720
44,394	4.00%, 4/1/48, Pool #BM3700	42,391
18,785	4.50%, 4/1/48, Pool #BJ5454	18,428
6,008	4.50%, 5/1/48, Pool #BJ5507	5,894
237,479	4.50%, 10/1/48, Pool #CA2432	233,135
58,775	4.50%, 10/25/48, Pool #BM4548	57,926
273,149	4.50%, 12/1/48, Pool #CA2797	268,153
159,125	4.50%, 9/1/49, Pool #FM1534	156,084
8,698	3.00%, 11/1/49, Pool #BO8254	7,745
224,013	4.00%, 11/1/49, Pool #CA4628	213,560
163,462	3.00%, 1/1/50, Pool #MA3905	145,170
117,918	3.00%, 1/1/50, Pool #CA5019	105,255
482,838	4.00%, 3/1/50, Pool #FM3663	458,073
123,474	3.00%, 4/1/50, Pool #MA3991	109,486
120,650	2.00%, 7/1/50, Pool #CA6275	99,444
85,229	2.00%, 7/1/50, Pool #FM3897	70,396
555,765	3.00%, 8/1/50, Pool #FM6118	492,600
323,209	2.50%, 8/1/50, Pool #SD0430	277,071
128,023	3.00%, 9/1/50, Pool #CA6998	113,480
48,945	3.00%, 9/1/50, Pool #FM4317	43,501
125,161	2.00%, 10/1/50, Pool #CA7323	103,889
149,925	2.50%, 10/1/50, Pool #CA7229	128,941
84,829	2.00%, 11/1/50, Pool #C47616	70,054
46,196	3.00%, 11/1/50, Pool #MA4184	40,962
423,092	3.00%, 12/1/50, Pool #MA4211	375,100
139,204	3.00%, 12/1/50, Pool #FM7827	123,548
236,282	3.00%, 1/1/51, Pool #MA4239	209,500
2,062,423	2.00%, 3/1/51, Pool #MA4281	1,689,271

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$4,224,443	3.00%, 4/1/51, Pool #BR9775	$3,732,841
1,013,277	2.50%, 4/1/51, Pool #FM6540	883,691
2,009,290	2.00%, 4/1/51, Pool #MA4305	1,640,433
2,958,323	2.00%, 4/1/51, Pool #CB0153	2,413,285
443,074	2.50%, 5/1/51, Pool #MA4326	376,357
553,324	3.00%, 5/1/51, Pool #CB0531	489,110
1,280,800	3.00%, 6/1/51, Pool #CB0850	1,127,078
19,835	2.00%, 7/1/51, Pool #BT1461	16,361
492,813	3.00%, 7/1/51, Pool #FM8077	435,510
776,888	2.50%, 7/1/51, Pool #CB0997	664,346
43,464	2.00%, 7/1/51, Pool #BQ1010	35,729
483,363	2.50%, 8/1/51, Pool #CB1384	413,288
97,778	2.50%, 8/1/51, Pool #MA4399	83,051
353,570	2.50%, 9/1/51, Pool #CB1549	302,644
930,273	2.50%, 10/1/51, Pool #MA4438	788,596
629,001	2.00%, 10/1/51, Pool #CB1801	518,994
45,648	3.00%, 10/1/51, Pool #CB1878	40,279
474,934	2.00%, 10/1/51, Pool #CB1799	393,137
502,324	2.00%, 11/1/51, Pool #FM9539	414,569
1,252,937	2.50%, 11/1/51, Pool #FM9501	1,072,304
496,919	2.50%, 11/1/51, Pool #FM9517	422,746
378,294	2.50%, 11/1/51, Pool #FM9505	323,094
1,169,624	2.50%, 11/1/51, Pool #MA4466	991,468
801,261	2.00%, 11/1/51, Pool #FM9568	662,235
408,267	3.00%, 12/1/51, Pool #BT9503	360,866
362,052	2.50%, 12/1/51, Pool #CB2320	309,852
274,871	2.00%, 12/1/51, Pool #CB2347	227,163
273,285	2.00%, 12/1/51, Pool #CB2348	225,477
1,011,821	2.00%, 12/1/51, Pool #CB2349	834,928
361,329	2.00%, 12/1/51, Pool #CB2350	297,123
340,382	2.50%, 12/1/51, Pool #CB2376	291,009
863,610	2.50%, 12/1/51, Pool #CB2289	737,417
97,687	3.00%, 12/1/51, Pool #FM9777	86,329
1,531,353	2.50%, 12/1/51, Pool #FM9865	1,310,572
384,472	2.50%, 12/1/51, Pool #CB2321	328,311
146,424	2.50%, 1/1/52, Pool #MA4512	124,119
335,116	3.50%, 1/1/52, Pool #MA4514	307,194
1,537,471	2.00%, 1/1/52, Pool #FS0286	1,268,557
264,432	3.00%, 1/1/52, Pool #CB2662	234,833
1,814,425	2.50%, 1/1/52, Pool #FS1648	1,539,656
97,595	3.50%, 1/1/52, Pool #CB2679	90,226
659,914	2.00%, 1/1/52, Pool #FS0288	541,849
1,583,180	2.00%, 2/1/52, Pool #CB2842	1,294,128
902,821	3.00%, 2/1/52, Pool #FS0631	794,395
97,757	3.00%, 2/1/52, Pool #CB2886	86,539
191,996	3.50%, 2/1/52, Pool #CB2905	175,899
291,105	3.50%, 2/1/52, Pool #CB2906	266,270
497,483	3.50%, 3/1/52, Pool #CB3128	455,474
388,355	2.50%, 3/1/52, Pool #BV4139	331,411
640,643	3.00%, 3/1/52, Pool #BV0350	564,754
425,572	3.50%, 3/1/52, Pool #CB3174	390,039
270,399	2.00%, 3/1/52, Pool #MA4562	220,453
985,954	2.00%, 4/1/52, Pool #FS1598	803,798
714,096	4.00%, 4/1/52, Pool #FS1647	675,314
670,566	4.50%, 7/1/52, Pool #CB4064	650,631
613,271	5.00%, 9/1/52, Pool #CB4682	605,815
47,861	5.00%, 10/1/52, Pool #CB4893	47,279
384,530	5.50%, 10/1/52, Pool #CB4843	383,321
233,177	4.50%, 10/1/52, Pool #BX0507	224,272

See accompanying notes to the financial statements.

27

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$448,162	4.50%, 10/1/52, Pool #BX1265	$431,086
285,804	5.00%, 11/1/52, Pool #FS3248	282,332
145,073	5.00%, 11/1/52, Pool #FS3295	143,082
484,251	5.00%, 11/1/52, Pool #CB5128	479,410
1,469,385	4.50%, 11/1/52, Pool #BX1765	1,413,188
343,134	5.00%, 12/1/52, Pool #MA4841	336,302
145,174	5.00%, 12/1/52, Pool #CB5273	143,408
400,770	6.00%, 6/1/53, Pool #CB6538	410,075
798,685	5.50%, 6/1/53, Pool #CB6527	802,377
303,362	6.00%, 6/1/53, Pool #CB6539	309,675
1,100,000	4.50%, 7/25/53, TBA	1,057,375
500,000	5.00%, 7/25/53, TBA	490,000
3,000,000	5.50%, 7/25/53, TBA	2,986,406
8,450,000	3.50%, 7/25/53, TBA	7,697,422
6,550,000	3.00%, 7/25/53, TBA	5,762,977
12,300,000	2.50%, 7/25/53, TBA	10,426,172
3,100,000	1.50%, 7/25/53, TBA	2,394,750
16,000,000	2.00%, 7/25/53, TBA	13,040,000
7,425,000	4.00%, 7/25/53, TBA	6,966,738
2,350,000	2.00%, 8/25/53, TBA	1,918,187

		112,444,710

Government National Mortgage Association (2.5%):
16,247	4.00%, 10/20/40, Pool #G24833	15,763
48,902	4.00%, 1/20/41, Pool #4922	47,445
51,724	4.00%, 8/15/41, Pool #430354	49,018
559,314	4.00%, 1/20/42, Pool #5280	542,649
75,106	4.00%, 11/20/42, Pool #MA0535	72,867
180,239	3.00%, 12/20/42, Pool #AA5872	161,484
118,482	3.00%, 3/20/43, Pool #AA6146	106,663
22,362	3.50%, 3/20/43, Pool #AD8884	20,992
50,795	3.00%, 3/20/43, Pool #AD8812	45,805
23,132	3.50%, 4/20/43, Pool #AD9075	21,712
8,453	3.50%, 4/20/43, Pool #AB9891	7,935
48,166	4.00%, 5/20/46, Pool #MA3664	46,645
241,121	3.00%, 12/20/46, Pool #MA4126	217,710
41,747	4.00%, 1/15/47, Pool #AX5857	39,257
36,503	4.00%, 1/15/47, Pool #AX5831	34,289
342,329	3.00%, 1/20/47, Pool #MA4195	309,100
142,751	4.00%, 3/20/47, Pool #MA4322	137,781
79,227	4.00%, 4/20/47, Pool #784303	74,714
80,576	4.00%, 4/20/47, Pool #784304	75,978
24,275	4.00%, 4/20/47, Pool #MA4383	23,429
17,118	3.50%, 2/20/48, Pool #MA5019	15,889
15,050	4.00%, 4/20/48, Pool #BG3507	14,443
13,612	4.00%, 4/20/48, Pool #BG7744	13,059
3,320	3.50%, 12/20/49, Pool #BR8987	3,119
6,976	3.50%, 12/20/49, Pool #BR8985	6,519
2,774	3.50%, 12/20/49, Pool #BR8984	2,569
581,233	2.00%, 11/20/50, Pool #MA6994	491,071
1,017,969	2.00%, 1/20/51, Pool #MA7135	856,434
1,774,071	2.00%, 2/20/51, Pool #MA7192	1,493,639
1,087,564	2.50%, 7/20/51, Pool #MA7472	943,648
894,248	2.50%, 9/20/51, Pool #MA7589	775,086
66,567	2.50%, 12/20/51, Pool #MA7767	57,664
7,125,000	3.00%, 7/20/53, TBA	6,362,402
2,400,000	3.50%, 7/20/53, TBA	2,214,750
7,550,000	2.00%, 7/20/53, TBA	6,337,281
2,725,000	2.50%, 7/20/53, TBA	2,357,977
1,900,000	5.50%, 7/20/53, TBA	1,891,984

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$1,250,000	4.00%, 7/20/53, TBA	$1,181,836
3,200,000	4.50%, 7/20/53, TBA	3,088,500
2,700,000	3.50%, 8/1/53, TBA	2,492,438
3,250,000	2.00%, 8/20/53, TBA	2,731,650
5,850,000	2.50%, 8/20/53, TBA	5,068,248

		40,451,442

Total U.S. Government Agency Mortgages (Cost $210,905,539)		199,925,919

U.S. Treasury Obligations (18.8%):
U.S. Treasury Bonds (6.2%):
32,428,000	1.75%, 8/15/41	22,740,135
3,796,700	3.38%, 8/15/42	3,440,166
1,605,300	3.00%, 2/15/47	1,348,703
66,722,000	2.00%, 8/15/51	45,391,811
6,906,000	1.88%, 11/15/51	4,549,327
7,300,000	2.25%, 2/15/52	5,266,266
3,500,000	2.88%, 5/15/52	2,896,250
15,000,000	3.63%, 2/15/53	14,371,875

		100,004,533

U.S. Treasury Notes (12.6%):
52,500,000	0.75%, 5/31/26	47,143,359
18,472,000	1.25%, 12/31/26	16,619,027
5,255,200	1.25%, 5/31/28	4,581,878
17,310,000	1.25%, 9/30/28	14,978,559
26,000,000	4.00%, 2/28/30	25,971,563
2,800,000	3.63%, 3/31/30	2,737,875
19,600,000	3.75%, 5/31/30	19,318,250
23,500,000	2.88%, 5/15/32	21,774,219
8,600,000	4.13%, 11/15/32	8,782,750
32,000,000	3.50%, 2/15/33	31,155,000
12,800,000	3.38%, 5/15/33	12,336,000

		205,398,480

Total U.S. Treasury Obligations (Cost $354,704,444)		305,403,013

Shares
Short-Term Security Held as Collateral for Securities on Loan (0.6%):
$10,544,401	BlackRock Liquidity FedFund, Institutional Class, 3.57%(d)(e)	10,544,401

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $10,544,401)		10,544,401

Unaffiliated Investment Company (4.5%):
Money Markets (4.5%):
73,720,653	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(e)	73,720,653

Total Unaffiliated Investment Company (Cost $73,720,653)		73,720,653

Total Investment Securities (Cost $1,752,464,542) — 105.6%		1,717,198,987

Net other assets (liabilities) — (5.6)%		(91,465,674)

Net Assets — 100.0%		$1,625,733,313

GO	- General Obligation
H15T1Y	- 1 Year Treasury Constant Maturity Rate
H15T5Y	- 5 Year Treasury Constant Maturity Rate

See accompanying notes to the financial statements.

28

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
SOFR	- Secured Overnight Financing Rate
TBA	- To Be Announced Security
US0001M	- 1 Month US Dollar LIBOR
US0003M	- 3 Month US Dollar LIBOR
USSW5	- USD 5 Year Swap Rate

Percentages indicated are based on net assets as of June 30, 2023.

*	Non-income producing security.

†	Represents less than 0.05%.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2023.

(c)	Security was valued using significant unobservable inputs as of June 30, 2023.

+	This security, in part or entirely, represents an unfunded loan commitment.

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $10,163,320.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(e)	The rate represents the effective yield at June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	75	$16,830,938	$398,099

				$398,099

See accompanying notes to the financial statements.

29

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$1,752,464,542

Investment securities, at value(a)	$1,717,198,987
Deposit at broker for futures contracts collateral	873,600
Interest and dividends receivable	9,385,845
Foreign currency, at value (cost $2,553)	2,558
Receivable for investments sold	7,402,923
Receivable for TBA investments sold	22,740,266
Receivable for variation margin on futures contracts	204,451
Reclaims receivable	3,424
Prepaid expenses	4,951

Total Assets	1,757,817,005

Liabilities:
Cash overdraft	1,481
Payable for investments purchased	7,429,111
Payable for TBA investments purchased	110,896,037
Payable for capital shares redeemed	2,238,957
Payable for collateral received on loaned securities	10,544,401
Management fees payable	548,995
Administration fees payable	41,166
Distribution fees payable	315,030
Custodian fees payable	8,009
Administrative and compliance services fees payable	2,875
Transfer agent fees payable	1,951
Trustee fees payable	14,166
Other accrued liabilities	41,513

Total Liabilities	132,083,692

Commitments and contingent liabilities^

Net Assets	$1,625,733,313

Net Assets Consist of:
Paid in capital	$1,667,410,182
Total distributable earnings	(41,676,869)

Net Assets	$1,625,733,313

Class 1
Net Assets	$86,298,965
Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,395,959
Net Asset Value (offering and redemption price per share)	$8.30

Class 2
Net Assets	$1,539,434,348
Shares of beneficial interest (unlimited number of shares authorized, no par value)	115,312,016
Net Asset Value (offering and redemption price per share)	$13.35

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$16,006,916
Dividends	7,112,439
Income from securities lending	49,414
Foreign withholding tax	(4,219)

Total Investment Income	23,164,550

Expenses:
Management fees	3,292,016
Administration fees	165,102
Distribution fees - Class 2	1,807,605
Custodian fees	25,206
Administrative and compliance services fees	9,989
Transfer agent fees	9,005
Trustee fees	40,619
Professional fees	33,139
Shareholder reports	33,852
Other expenses	23,219

Total expenses before reductions	5,439,752
Less expense contractually waived/reimbursed by the Manager	(110,435)

Net expenses	5,329,317

Net Investment Income/(Loss)	17,835,233

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(7,792,013)
Net realized gains/(losses) on futures contracts	654,781
Net realized gains/(losses) on securities held short	(89,369)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	107,323,762
Change in net unrealized appreciation/depreciation on futures contracts	876,879

Net realized and Change in net unrealized gains/losses on investments	100,974,040

Change in Net Assets Resulting From Operations	$118,809,273

(a)	Includes securities on loan of $10,163,320.

^	See Note 3 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

30

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$17,835,233	$26,800,220
Net realized gains/(losses) on investments	(7,226,601)	(41,659,990)
Change in unrealized appreciation/depreciation on investments	108,200,641	(247,561,486)

Change in net assets resulting from operations	118,809,273	(262,421,256)

Distributions to Shareholders:
Class 1	—	(10,958,966)
Class 2	—	(109,130,381)

Change in net assets resulting from distributions to shareholders	—	(120,089,347)

Capital Transactions:
Class 1
Proceeds from shares issued	70,339	213,171
Proceeds from dividends reinvested	—	10,958,966
Value of shares redeemed	(5,307,853)	(12,968,837)

Total Class 1 Shares	(5,237,514)	(1,796,700)

Class 2
Proceeds from shares issued	170,232,410	5,307,519
Proceeds from shares issued in merger	62,128,067	—
Proceeds from dividends reinvested	—	109,130,381
Value of shares redeemed	(115,298,100)	(202,741,466)

Total Class 2 Shares	117,062,377	(88,303,566)

Change in net assets resulting from capital transactions	111,824,863	(90,100,266)

Change in net assets	230,634,136	(472,610,869)
Net Assets:
Beginning of period	1,395,099,177	1,867,710,046

End of period	$1,625,733,313	$1,395,099,177

Share Transactions:
Class 1
Shares issued	8,791	25,660
Dividends reinvested	—	1,451,519
Shares redeemed	(664,055)	(1,449,051)

Total Class 1 Shares	(655,264)	28,128

Class 2
Shares issued	13,513,774	382,308
Shares issued in merger	4,953,915	—
Dividends reinvested	—	8,967,163
Shares redeemed	(8,926,357)	(14,515,051)

Total Class 2 Shares	9,541,332	(5,165,580)

Change in shares	8,886,068	(5,137,452)

      Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

31

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$7.69		$10.29	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.17 (a)	0.07	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.51		(1.67)	0.52

Total from Investment Activities	0.61		(1.50)	0.59

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.08)
Net Realized Gains	—		(0.96)	(0.22)

Total Dividends	—		(1.10)	(0.30)

Net Asset Value, End of Period	$8.30		$7.69	$10.29

Total Return(b)	7.93	%(c)	(14.40)%	6.03	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$86,299		$85,004	$113,445
Net Investment Income/(Loss)(d)	2.56%		1.95%	1.35%
Expenses Before Reductions(d)(e)	0.47%		0.47%	0.51%
Expenses Net of Reductions(d)	0.46%		0.46%	0.46%
Portfolio Turnover Rate(f)	37%		72%	115%

Class 2
Net Asset Value, Beginning of Period	$12.39		$15.81	$14.44		$13.45	$12.26	$13.35

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.24 (a)	0.19	(a)	0.26 (a)	0.31 (a)	0.34
Net Realized and Unrealized Gains/(Losses) on Investments	0.81		(2.56)	1.48		1.51	1.76	(0.58)

Total from Investment Activities	0.96		(2.32)	1.67		1.77	2.07	(0.24)

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.08)		(0.35)	(0.33)	(0.32)
Net Realized Gains	—		(0.96)	(0.22)		(0.43)	(0.55)	(0.53)

Total Dividends	—		(1.10)	(0.30)		(0.78)	(0.88)	(0.85)

Net Asset Value, End of Period	$13.35		$12.39	$15.81		$14.44	$13.45	$12.26

Total Return(b)	7.75	%(c)	(14.56)%	11.65%		13.47%	17.27%	(2.02)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,539,434		$1,310,095	$1,754,265		$558,527	$559,027	$539,355
Net Investment Income/(Loss)(d)	2.31%		1.70%	1.22%		1.92%	2.35%	2.24%
Expenses Before Reductions(d)(e)	0.72%		0.72%	0.80%		1.03%	1.02%	1.01%
Expenses Net of Reductions(d)	0.71%		0.71%	0.71%		0.71%	0.71%	0.71%
Portfolio Turnover Rate(f)	37%		72%	115%		77%	77%	66%

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

32

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

33

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

34

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,885 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $10,544,401 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2023, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $11.0 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Total Value	and Liabilities Location	Total Value
Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$398,099	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

35

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

	Location of Gains/(Losses)	Realized Gains/(Losses)	Change in Net Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation
Primary Risk Exposure	Recognized	Recognized	on Derivatives Recognized
Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$654,781	$876,879

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization, FIAM LLC (“FIAM”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with the Manager, FIAM provides investment advisory services as the subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	0.43%	0.46%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	0.43%	0.71%

* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s net assets and 0.40% of the Fund’s net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s net assets, 0.20% of the next $200 million of the Fund’s net assets and 0.15% of the Fund’s net assets over $400 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager”.

At June 30, 2023, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2023	12/31/2024	12/31/2025	12/31/2026	Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$353,628	$564,106	$228,020	$110,435	$1,256,189

The Fund has not recorded a commitment or contingent liability at June 30, 2023.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

36

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$663,397,091	$599,560	$—		$663,996,651
Preferred Stock+	149,510	—	—		149,510
Warrants+	79,903	—	—		79,903
Asset Backed Securities	—	7,672,649	—		7,672,649
Collateralized Mortgage Obligations	—	87,495,349	86,552		87,581,901
Convertible Bonds+	—	696,591	—		696,591
Bank Loans	—	1,920,559	—		1,920,559
Corporate Bonds+	—	292,439,831	—	#	292,439,831
Yankee Debt Obligations+	—	69,526,812	—		69,526,812
Municipal Bonds	—	3,540,594	—		3,540,594
U.S. Government Agency Mortgages	—	199,925,919	—		199,925,919
U.S. Treasury Obligations	—	305,403,013	—		305,403,013
Short-Term Security Held as Collateral for Securities on Loan	10,544,401	—	—		10,544,401

37

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Unaffiliated Investment Companies	$73,720,653	$—	$—	$73,720,653

Total Investment Securities	747,891,558	969,220,877	86,552	1,717,198,987

Other Financial Instruments:*
Futures Contracts	398,099	—	—	398,099

Total Investments	$748,289,657	$969,220,877	$86,552	$1,717,597,086

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$593,935,872	$466,721,848

For the period ended June 30, 2023 purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$160,442,882	$48,017,352

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2023 are identified below.

			Shares or
	Acquisition	Acquisition	Principal	Fair	Percentage of Net
Security	Date(a)	Cost	Amount	Value	Assets
Mesquite Energy, Inc, 15.00%, 7/15/23	7/10/20	$26,314	31,702	$31,702	0.00%

Mesquite Energy, Inc., 13.00%, 7/15/23	11/5/20	46,000	54,850	54,850	0.00%

Sanchez Energy Corp, 7.25%, 2/15/23	10/30/18	286,488	278,000	–	0.00%

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

38

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond the transition period, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

39

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $1,640,453,507. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,775,519
Unrealized (depreciation)	(176,907,925)

Net unrealized appreciation/(depreciation)	$(169,132,406)

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term	Long-Term
	Amount	Amount	Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$17,799,083	$—	$17,799,083

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

		Net
	Ordinary	Long-Term
	Income	Capital Gains	Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$42,108,022	$77,981,325	$120,089,347

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
	Income	Capital Gains	Other Losses	Depreciation(a)	Earnings/(Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$26,438,940	$—	$(17,799,083)	$(169,125,999)	$(160,486,142)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

11. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Gateway Fund (“Gateway Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 9,596,369 shares of the Gateway Fund outstanding as of close of business March 10, 2023, valued at $62,128,067 for Class 2 shares of the Fund.

At the close of business March 10, 2023, the Gateway Fund’s investment holdings had a fair value of $62,047,868 and identified cost of $62,047,868. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Gateway Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the Gateway Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$ 18,594,046
Net realized/unrealized gains/(losses)	167,675,745

Change in net assets resulting from operations	$186,269,791

40

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Gateway Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Gateway Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

12. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

13. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

41

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

42

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

43

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Fidelity Institutional Asset Management Total Bond Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 32

Statement Regarding the Trust’s Liquidity Risk Management Program Page 33

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,031.00	$2.87	0.57%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,029.90	$4.13	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,021.97	$2.86	0.57%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,020.73	$4.11	0.82%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Corporate Bonds	29.8%

U.S. Treasury Obligations	25.5

U.S. Government Agency Mortgages	20.7

Collateralized Mortgage Obligations	10.7

Yankee Debt Obligations	8.1

Asset Backed Securities	4.0

Short-Term Security Held as Collateral for Securities on Loan	1.6

Municipal Bonds	0.9

Common Stocks	0.6

Unaffiliated Investment Company	0.6

Bank Loans	0.4

Convertible Bonds	0.1

Preferred Stock	— †

Warrant	— †

Total Investment Securities	103.0

Net other assets (liabilities)	(3.0)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (0.6%):
Oil, Gas & Consumable Fuels (0.6%):
22	Amplify Energy Corp.*	$149
1,149	Denbury, Inc.*	99,113
5,889	Sanchez Energy Corp.*	880,174

Total Common Stocks (Cost $161,768)		979,436

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
300	PG&E Corp., 8/16/23	44,853

Total Preferred Stock (Cost $35,219)		44,853

Contracts		Value
Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24	1,127

Total Warrant (Cost $—)		1,127

Principal Amount		Value

Asset Backed Securities (4.0%):
$686,537	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	571,905
502,439	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(a)	427,383
267,342	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(a)	235,680
138,939	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	69,541
123,838	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	104,037
318,704	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	267,032
139,065	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	100,482
193,277	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	120,606
45,333	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	43,239
512,341	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	472,299
398,765	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	338,923
181,239	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	164,801
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	134,655
309,266	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	274,552
154,946	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	141,386
514,576	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	446,244
197,166	Horizon Aircraft Finance, Ltd., Class A, Series 2018- 1, 4.46%, 12/15/38(a)	170,021
189,077	Horizon Aircraft Finance, Ltd., Class A, Series 2019- 1, 3.72%, 7/15/39(a)	160,508
325,205	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	275,532

Principal Amount		Value
Asset Backed Securities, continued
$214,288	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(a)	$170,169
250,825	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(a)	222,650
325,734	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	271,563
303,531	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	255,173
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	164,014
455,682	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	378,152
292,692	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	268,039
413,981	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	342,279

Total Asset Backed Securities (Cost $7,849,985)		6,590,865

Collateralized Mortgage Obligations (10.7%):
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 6.39%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(a)	266,838
254,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 6.55%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(a)	249,866
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 6.51%(US0003M+125bps), 4/17/33, Callable 7/17/23 @ 100(a)	245,868
408,000	Ares LVIII CLO, Ltd., Class AR, Series 2020-58A, 6.32%(TSFR3M+133bps), 1/15/35, Callable 1/15/24 @ 100(a)	396,430
227,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 6.30%(TSFR1M+115bps), 1/15/39(a)	220,636
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 7.30%(TSFR1M+215bps), 1/15/39(a)	96,013
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	256,046
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(a)	84,468
201,000	BFLD Trust, Class A, Series 2020-OBRK, 7.31%(US0001M+205bps), 11/15/28(a)	200,353
197,000	BPR Trust, Class B, Series 2022-OANA, 7.59%(TSFR1M+245bps), 4/15/37(a)	192,395
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 7.09%(US0001M+190bps), 4/15/34(a)	180,862
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 6.79%(US0001M+160bps), 4/15/34(a)	172,197
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 6.49%(US0001M+130bps), 4/15/34(a)	260,759
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 6.19%(US0001M+100bps), 4/15/34(a)	395,677
238,850	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 6.51%(US0001M+125bps), 10/15/36(a)	236,321

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$476,000	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 7.06%(US0001M+180bps), 10/15/36(a)	$469,521
160,611	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 7.11%(TSFR1M+196bps), 2/15/39(a)	153,128
339,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 6.71%(US0001M+145bps), 10/15/36(a)	335,147
160,611	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 6.46%(TSFR1M+131bps), 2/15/39(a)	154,038
160,611	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 6.71%(TSFR1M+156bps), 2/15/39(a)	152,084
100,000	BX Mortgage Trust, Class C, Series 2021-PAC, 6.29%(US0001M+110bps), 10/15/36(a)	95,628
100,000	BX Mortgage Trust, Class D, Series 2021-PAC, 6.49%(US0001M+130bps), 10/15/36(a)	94,785
302,000	BX Mortgage Trust, Class E, Series 2021-PAC, 7.14%(US0001M+195bps), 10/15/36(a)	287,666
35,710	BX Trust, Class D, Series 2022-IND, 7.99%(TSFR1M+284bps), 4/15/24(a)	34,240
42,119	BX Trust, Class C, Series 2022-IND, 7.44%(TSFR1M+229bps), 4/15/24(a)	41,121
161,375	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 7/25/23 @ 100(a)(b)	152,285
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 6.30%(US0003M+105bps), 4/20/34, Callable 7/20/23 @ 100(a)	327,209
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019- 10A, 6.35%(US0003M+110bps), 10/20/32, Callable 7/20/23 @ 100(a)	259,858
250,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 6.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	245,114
387,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022- 15A, 6.37%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(a)	377,015
59,998	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 6.94%(US0001M+175bps), 6/15/34(a)	58,479
328,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020- 29A, 6.42%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(a)	318,837
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020- 30A, 6.56%(US0003M+131bps), 1/20/34, Callable 7/20/23 @ 100(a)	570,685
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021- 31A, 6.45%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	428,685
116,301	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	102,559
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	299,214
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	96,415
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	120,746
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 7.44%(US0001M+225bps), 12/15/30(a)	1,309,041
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	96,020

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Dryden 98 CLO, Ltd., Class A, Series 2022-98A, 6.35%(TSFR3M+130bps), 4/20/35, Callable 4/20/24 @ 100(a)	$242,672
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 6.51%(US0003M+125bps), 1/15/34, Callable 7/15/23 @ 100(a)	245,121
378,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 6.41%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(a)	371,804
130,105	Extended Stay America Trust, Class D, Series 2021- ESH, 7.44%(US0001M+225bps), 7/15/38(a)	126,467
96,374	Extended Stay America Trust, Class C, Series 2021- ESH, 6.89%(US0001M+170bps), 7/15/38(a)	93,786
250,000	Flatiron CLO 19, Ltd., Class AR, Series 2019-1A, 6.40%(US0003M+108bps), 11/16/34, Callable 8/16/23 @ 100(a)	246,271
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 6.37%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(a)	246,065
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 6.34%(US0001M+115bps), 10/15/36(a)	92,508
250,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 6.40%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(a)	245,286
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	88,274
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	118,927
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	58,221
506,000	KKR CLO 41, Ltd., Class A1, Series 2022-41A, 6.32%(TSFR3M+133bps), 4/15/35, Callable 4/15/24 @ 100(a)	490,554
173,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 7.69%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(a)	164,409
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 7.01%(US0001M+175bps), 3/15/38(a)	93,954
194,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 7.24%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(a)	188,547
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 6.36%(US0001M+110bps), 3/15/38(a)	94,650
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 6.66%(US0001M+140bps), 3/15/38(a)	94,497
369,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 6.37%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(a)	360,906
400,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 6.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	392,578
46,865	Mesquite Energy, Inc., 15.00%(LIBOR+0bps), 7/15/23(a)(c)	46,865
79,890	Mesquite Energy, Inc., 13.00%(LIBOR+800bps), 7/15/23(a)(c)	79,890
723,200	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 6.69%(US0001M+150bps), 6/15/35(a)	519,434

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	$75,445
300,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 6.44%(US0001M+125bps), 6/15/35(a)	250,674
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	80,130
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	556,954
24,835	Prima Capital CRE Securitization, Class A, Series 2021-9A, 6.61%(US0001M+145bps), 12/15/37, Callable 5/25/24 @ 100(a)	24,758
420,000	RR 7, Ltd., Class A1AB, Series 2019-7A, 6.33%(TSFR3M+134bps), 1/15/37, Callable 7/15/23 @ 100(a)	410,607
53,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 7.80%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(a)	49,905
103,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 7.15%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(a)	98,350
146,000	SREIT Trust, Class C, Series 2021-MFP, 6.52%(US0001M+133bps), 11/15/38(a)	140,633
100,000	SREIT Trust, Class D, Series 2021-MFP, 6.77%(US0001M+158bps), 11/15/38(a)	95,936
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021- 26A, 6.33%(US0003M+108bps), 4/20/33, Callable 7/20/23 @ 100(a)	344,099
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	15,445
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 6.41%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(a)	245,751
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 6.52%(US0003M+127bps), 7/20/32, Callable 7/20/23 @ 100(a)	510,584
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 6.42%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(a)	245,413

Total Collateralized Mortgage Obligations (Cost $18,688,533)		17,880,619

Convertible Bonds (0.1%):
Entertainment (0.0%†):
17,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	18,041

Hotels, Restaurants & Leisure (0.0%†):
18,000	Booking Holdings, Inc., 0.75%, 5/1/25	26,888
15,000	Vail Resorts, Inc., 4.70%, 1/1/26	13,368

		40,256

Leisure Products (0.0%†):
13,000	Callaway Golf Co., 2.75%, 5/1/26	16,963

Media (0.1%):
35,000	DISH Network Corp., 2.38%, 3/15/24	31,204
89,000	DISH Network Corp., 3.38%, 8/15/26	44,367

		75,571

Professional Services (0.0%†):
13,000	KBR, Inc., 2.50%, 11/1/23	33,537

Principal Amount		Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment (0.0%†):
$8,000	ON Semiconductor Corp., 1.63%, 10/15/23	$36,723

Total Convertible Bonds (Cost $212,501)		221,091

Bank Loans (0.4%):
Chemicals (0.0%†):
24,563	Consolidated Energy Term Incr B 1Ln, 8.56% (LIBOR+350bps )	23,826
9,875	Diversey Term B 1Ln, 0.00% (LIBOR+275bps ), 9/14/28	9,859

		33,685

Construction & Engineering (0.0%†):
50,000	Convergint Tech Term 2Ln, 9.14% (Term SOFR+675bps ), 3/31/29	44,104
9,825	Convergint Tech Term B 1Ln, 11.89% (Term SOFR+375bps ), 3/31/28	9,626

		53,730

Diversified Consumer Services (0.1%):
5,000	Ascend Learning Term 2Ln, 10.89% (Term SOFR+575bps ), 12/10/29	4,229
74,063	Ascend Learning Term B 1Ln, 8.64% (Term SOFR+350bps ), 12/10/28	69,468

		73,697

Health Care Providers & Services (0.1%):
104,735	Cano Health Term B, 9.14% (Term SOFR+400bps ), 11/23/27	87,715

Hotels, Restaurants & Leisure (0.1%):
108,625	City Football Group Term B 1Ln, 8.06% (LIBOR+300bps ), 7/21/28	106,453
75,095	Diamond Sports Group Term 2Ln, 8.64% (Term SOFR+350bps ), 8/24/26	2,315
51,241	Golden Entertainment Term B 1Ln, 8.06% (LIBOR+300bps ), 10/20/24	51,161

		159,929

Industrial Products (0.0%†):
49,750	Westinghouse Term 1Ln, 8.89% (Term SOFR+375bps ), 8/1/25	49,738

Media (0.0%†):
19,850	Authentic Brands Term B1 1Ln, 8.64% (Term SOFR+350bps ), 12/21/28	19,736

Software (0.0%†):
6,771	Ion Analytics Term 1Ln, 9.14% (Term SOFR+400bps ), 2/16/28	6,676

Software & Computer Services (0.0%†):
55,000	UKG, Term 2Ln, 10.39% (Term SOFR+525bps ), 5/3/27	53,193

Software & Tech Services (0.1%):
48,664	Athenahealth Term B 1Ln, 8.64% (Term SOFR+350bps ), 2/15/29	46,778
5,978	Athenahealth Term DD 1Ln, 8.56% (LIBOR+350bps ), 2/15/29+	5,747
125,000	Nielsen Holdings Term B 1Ln, 10.14% (Term SOFR+500bps ), 4/11/29	109,750

		162,275

Total Bank Loans (Cost $764,730)		700,374

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds (29.8%):
Aerospace & Defense (0.6%):
$214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	$211,677
100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	99,606
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	197,659
55,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 8/7/23 @ 102.06(a)	50,325
30,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	30,187
30,000	Moog, Inc., 4.25%, 12/15/27, Callable 8/7/23 @ 103.19(a)	27,788
60,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 8/7/23 @ 101.72	59,400
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/7/23 @ 100	59,025
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 8/7/23 @ 101.88	54,863
160,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 8/7/23 @ 102.75	150,800

		941,330

Air Freight & Logistics (0.0%†):
45,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 7/24/23 @ 102.38(a)	39,206
38,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 8/7/23 @ 101.56(a)	37,620

		76,826

Automobile Components (0.0%†):
20,000	Clarios Global LP/Clarios US Finance Co., 6.75%, 5/15/28, Callable 5/15/25 @ 103.38(a)	19,925
25,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	20,688

		40,613

Automobiles (0.0%†):
30,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(a)	25,463

Banks (3.0%):
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	592,963
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	124,021
790,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100^	767,779
120,000	CIT Group, Inc., 6.13%, 3/9/28	116,416
770,000	Citigroup, Inc., 4.30%, 11/20/26	735,876
150,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	144,657
100,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	69,683
1,250,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	1,187,658
449,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	418,962
925,000	Wells Fargo & Co., 4.90% (SOFR+210 bps), 7/25/33, Callable 7/25/32 @ 100	886,576

		5,044,591

Beverages (0.5%):
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	232,005

Principal Amount		Value
Corporate Bonds, continued
Beverages, continued
$509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	$470,760
100,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	108,486

		811,251

Biotechnology (0.3%):
154,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	154,393
174,000	Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100	174,240
165,000	Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100	164,669
70,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(a)	38,850

		532,152

Building Products (0.1%):
110,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 7/24/23 @ 102.5(a)	104,225
25,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a)	21,750
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a)	13,387

		139,362

Capital Markets (1.9%):
340,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	321,101
540,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	499,348
20,000	Charles Schwab Corp. (The), 5.38% (H15T5Y+497 bps), Callable 6/1/25 @ 100	19,250
40,000	Charles Schwab Corp. (The), 4.00% (H15T10Y+308 bps), 12/31/99, Callable 12/1/30 @ 100	29,350
530,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	489,277
270,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	228,111
90,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	96,748
75,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(a)	64,687
10,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	8,500
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(a)	18,500
965,000	Morgan Stanley, 6.34% (SOFR+256 bps), 10/18/33, Callable 10/18/32 @ 100	1,021,062
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	35,831
80,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.75%, 7/1/25, Callable 8/7/23 @ 102.69(a)	77,200
85,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(a)	67,044
250,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	224,291
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	16,300

		3,216,600

Chemicals (0.3%):
16,000	CF Industries, Inc., 4.95%, 6/1/43	13,840
170,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	159,162

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$75,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	$68,625
25,000	Diamond BC BV, 4.63%, 10/1/29(a)	25,219
5,000	Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable 8/7/23 @ 104.63(a)	3,300
50,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13^(a)	44,625
70,000	SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44(a)	62,475
25,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	19,750
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	34,256
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(a)	44,963
15,000	WR Grace Holdings LLC, 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)	14,700

		490,915

Commercial Services & Supplies (0.3%):
25,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(a)	21,594
70,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 8/7/23 @ 102.5(a)	65,887
25,000	Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26 @ 103.19(a)	25,063
110,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	110,687
56,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 7/18/23 @ 103	56,280
35,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 8/7/23 @ 102.5(a)	31,631
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44^(a)	25,900
50,000	Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)	45,250
50,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	44,375

		426,667

Communications Equipment (0.1%):
90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(a)	70,875
50,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(a)	42,500

		113,375

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	35,800
140,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/7/23 @ 100(a)	135,800
45,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	40,781
35,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	28,438
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	29,312

Principal Amount		Value
Corporate Bonds, continued
Construction & Engineering, continued
$150,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	$134,250

		404,381

Consumer Finance (1.7%):
370,000	Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100^	372,748
85,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	60,267
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	582,859
440,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	415,059
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	226,637
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	327,255
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	183,495
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	77,860
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	94,188
75,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	57,656
470,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	409,024

		2,807,048

Consumer Staples Distribution & Retail (0.4%):
35,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 1/15/27, Callable 8/7/23 @ 103.47(a)	33,163
80,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	69,200
50,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	46,000
180,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(a)	168,300
65,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 8/7/23 @ 101.72(a)	64,919
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a)	26,737
70,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	73,221
100,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	113,307
65,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	55,656
30,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(a)	24,862
25,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	22,375

		697,740

Containers & Packaging (0.2%):
115,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 7/18/23 @ 102.06(a)	106,806
30,000	Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103	29,700

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Containers & Packaging, continued
$35,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	$28,744
30,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(a)	25,912
30,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31, Callable 5/15/26 @ 103.63(a)	30,375
25,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28, Callable 2/1/25 @ 103.06(a)	24,719

		246,256

Diversified Consumer Services (0.1%):
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	26,880
61,000	APX Group, Inc., 6.75%, 2/15/27, Callable 8/7/23 @ 103.38(a)	59,628

		86,508

Diversified REITs (0.7%):
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	333,611
288,000	Brandywine Operating Partnership LP, 7.55%, 3/15/28, Callable 2/15/28 @ 100	258,120
30,000	CTR Partnership LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	25,753
75,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	55,031
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	46,575
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	81,143
300,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	290,690
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	90,898

		1,181,821

Diversified Telecommunication Services (1.0%):
110,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	104,027
235,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	217,491
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	18,594
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	30,000
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	90,350
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 8/7/23 @ 103.06(a)	18,712
25,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	22,813
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	6,018
60,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(a)	58,425
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	249,571
213,000	Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100	198,123

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$74,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100	$67,259
310,000	Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100	273,207
155,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100	129,360
234,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100	189,536
25,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 8/7/23 @ 100(a)	17,656

		1,691,142

Electric Utilities (0.7%):
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	18,450
96,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 8/7/23 @ 103.38(a)	90,240
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(a)	61,512
130,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	110,122
160,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	124,520
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	102,552
45,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	43,763
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	27,550
40,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/24/23 @ 102.88	37,900
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	24,450
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	42,762
40,812	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	40,455
210,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	165,189
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63^	125,125
110,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/18/23 @ 102.5(a)	102,850

		1,117,440

Electrical Equipment (0.1%):
35,000	Artera Services LLC, 9.03%, 12/4/25, Callable 8/7/23 @ 104.52(a)	30,450
20,000	GrafTech Global Enterprises, Inc., 9.88%, 12/15/28, Callable 12/15/25 @ 104.94(a)	19,850
45,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	39,937
60,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(a)	53,850

		144,087

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.1%):
$110,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(a)	$99,138

Energy Equipment & Services (0.0%†):
70,000	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104.38(a)	70,875

Entertainment (0.1%):
45,000	Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 8/7/23 @ 113(a)	22,950
745,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 7/24/23 @ 102.69(a)	25,144
60,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(a)	50,400

		98,494

Financial Services (1.8%):
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	31,544
640,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	616,428
15,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(a)	14,287
75,000	Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30, Callable 4/15/25 @ 104.38(a)	66,094
60,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(a)	42,300
190,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100	176,262
130,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100	112,268
70,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100	54,204
45,000	Ford Motor Credit Co LLC, 4.27%, 1/9/27, Callable 11/9/26 @ 100	41,623
940,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	907,409
50,000	GGAM Finance, Ltd., 7.75%, 5/15/26, Callable 11/15/25 @ 100(a)	50,125
50,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	44,813
80,000	HUB International, Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a)	82,500
70,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100^	66,133
90,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100^	85,048
30,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(a)	25,800
140,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 8/7/23 @ 102.13(a)	90,300
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	11,950
15,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(a)	12,375
25,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(a)	22,375
250,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	240,741
230,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	211,222

Principal Amount		Value
Corporate Bonds, continued
Financial Services, continued
$35,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	$23,625

		3,029,426

Food Products (0.4%):
75,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	57,563
550,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(a)	422,125
110,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13	94,325
15,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 7/24/23 @ 102.81(a)	14,381
28,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	23,905

		612,299

Ground Transportation (0.1%):
180,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(a)	165,600

Health Care Providers & Services (1.6%):
50,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(a)	43,625
30,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	25,875
5,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(a)	3,138
30,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	25,575
630,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	579,600
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	307,800
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	87,750
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	84,125
55,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	33,000
250,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	241,471
90,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 8/7/23 @ 102(a)	87,075
62,000	CVS Health Corp., 5.00%, 1/30/29, Callable 12/30/28 @ 100	61,402
25,000	CVS Health Corp., 5.25%, 1/30/31, Callable 11/30/30 @ 100	24,879
85,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	72,887
25,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(a)	26,937
203,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	203,508
110,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	96,388
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(a)	21,937
64,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	58,400
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	51,300

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(a)	$33,400
21,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 8/7/23 @ 100(a)	20,895
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06	187,444
65,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19	58,500
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	145,931
20,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 8/7/23 @ 102.66(a)	5,000

		2,587,842

Health Care REITs (1.0%):
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	83,462
140,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 8/7/23 @ 102.5	117,600
150,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31, Callable 3/15/26 @ 101.75	103,500
350,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	320,225
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	357,019
230,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	171,475
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	598,015

		1,751,296

Health Care Technology (0.0%†):
90,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	75,375

Hotel & Resort REITs (0.0%†):
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	48,331

Hotels, Restaurants & Leisure (0.8%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	22,000
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	56,713
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/7/23 @ 105.25(a)	136,656
45,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25^(a)	47,700
70,000	Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a)	69,213
65,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 8/7/23 @ 104.06(a)	66,381
70,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(a)	59,325
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	22,187
30,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(a)	26,475
25,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	21,562

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$105,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	$103,556
45,000	NCL Corp., Ltd., 3.63%, 12/15/24, Callable 7/18/23 @ 100.91(a)	43,088
75,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(a)	72,930
55,000	NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)	57,475
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	22,625
27,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 7/18/23 @ 105.75(a)	28,620
40,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a)	37,900
50,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(a)	46,750
40,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(a)	40,500
85,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 8/7/23 @ 102.25(a)	76,181
45,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 7/11/23 @ 104.88(a)	47,259
50,000	Viking Cruises, Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a)	50,312
100,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	98,375
40,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a)	39,800
110,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	99,275

		1,392,858

Household Durables (0.2%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 8/7/23 @ 102.44(a)	15,750
35,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a)	29,400
30,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	25,950
65,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	53,625
40,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	33,200
25,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	19,844
45,000	Tempur Sealy International, Inc., 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	38,475
25,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(a)	20,125
50,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(a)	42,562

		278,931

Household Products (0.0%†):
35,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	28,831

Independent Power and Renewable Electricity Producers (0.4%):
350,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	329,889

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$280,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	$251,564
20,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 7/18/23 @ 103.56(a)	18,450
20,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	18,150
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(a)	36,550
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	36,900
19,655	Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	19,016

		710,519

Industrial Conglomerates (0.1%):
165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	141,488

Industrial REITs (0.1%):
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	131,763

Industrial Services (0.0%†):
35,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(a)	32,725

Insurance (0.8%):
300,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	282,603
25,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	21,625
30,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(a)	26,100
340,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	288,569
70,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	65,729
330,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	302,611
35,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	30,844
280,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	257,087
110,000	USI, Inc., 6.88%, 5/1/25, Callable 8/7/23 @ 100(a)	109,175

		1,384,343

Interactive Media & Services (0.0%†):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	69,488

IT Services (0.1%):
10,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	8,625
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	12,825
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	17,825
30,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	26,100
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	41,687

		107,062

Principal Amount		Value
Corporate Bonds, continued
Leisure Products (0.0%†):
$5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 8/7/23 @ 104.41(a)	$4,894
30,000	Mattel, Inc., 6.20%, 10/1/40	26,662

		31,556

Life Sciences Tools & Services (0.0%†):
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 7/24/23 @ 102.13(a)	18,250
15,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	13,144
35,000	Toledo Hospital (The), 6.02%, 11/15/48	24,500

		55,894

Machinery (0.1%):
35,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	28,438
30,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	25,200
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	35,200
135,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	108,675
25,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	22,187

		219,700

Media (1.3%):
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	28,613
395,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	335,750
105,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	82,162
160,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	139,771
332,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	268,008
110,000	CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25 @ 102.31(a)	48,950
230,000	DISH DBS Corp., 7.75%, 7/1/26	142,025
45,000	Emerald Debt Merger Sub LLC, 6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a)	44,494
75,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	72,794
75,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	69,834
30,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	20,100
25,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(a)	14,437
190,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)	146,775
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 8/7/23 @ 102.38(a)	133,350
40,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 7/18/23 @ 104.44(a)	28,400
600,000	Time Warner Cable, Inc., 6.75%, 6/15/39	568,131
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 7/18/23 @ 103.31(a)	53,212

		2,196,806

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	$27,006
40,000	Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable 4/15/26 @ 103.38(a)	38,400
25,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	22,313
35,000	Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(a)	34,606
25,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(a)	20,531

		142,856

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
25,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	20,344
30,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	28,387

		48,731

Multi-Utilities (0.2%):
100,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	90,878
141,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	126,307
55,000	Sempra Energy, 6.00%, 10/15/39	55,816

		273,001

Office REITs (0.3%):
98,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	85,737
85,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	63,126
290,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	205,538
35,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	23,531
50,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	42,214

		420,146

Oil, Gas & Consumable Fuels (3.7%):
25,000	Apache Corp., 7.38%, 8/15/47	24,062
15,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 7/15/28, Callable 7/15/25 @ 104.88(a)	14,737
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	61,509
55,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	45,210
160,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	158,906
10,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(a)	8,425
15,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	13,875
30,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	28,050
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	73,200

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$85,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	$80,750
105,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	98,044
55,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 2/1/31, Callable 2/1/26 @ 103.69(a)	54,244
90,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 7/24/23 @ 101.31(a)	86,400
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 7/24/23 @ 102.88(a)	22,000
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	103,819
60,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	58,650
100,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	94,320
35,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	32,375
18,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 7/18/23 @ 102.63	17,722
25,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	21,875
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,360
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	339,395
427,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	360,361
60,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	58,125
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	62,300
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	42,244
150,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	143,736
109,000	Hess Corp., 7.30%, 8/15/31	118,835
610,000	Hess Corp., 5.60%, 2/15/41	577,215
70,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/7/23 @ 101.41(a)	68,862
35,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	30,450
20,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(a)	19,800
20,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(a)	18,523
25,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	22,219
140,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	137,928
200,000	MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	191,278
65,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 7/24/23 @ 102.94	63,050
60,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 8/7/23 @ 103.75(a)	59,100
30,000	Northern Oil and Gas, Inc., 8.75%, 6/15/31, Callable 6/15/26 @ 104.38(a)	29,475
50,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	42,937

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	$97,537
412,000	Occidental Petroleum Corp., 7.50%, 5/1/31	449,595
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	27,844
40,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	31,000
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	39,400
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	93,750
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	59,300
50,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 8/7/23 @ 103	46,750
15,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/7/23 @ 101.44	14,925
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	106,364
45,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	44,100
230,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	217,637
408,000	Sanchez Energy Corp., 7.25%, 2/15/23(a)(c)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/7/23 @ 100	19,450
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	326,105
25,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	21,875
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 8/7/23 @ 102	4,912
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 8/7/23 @ 102.94	91,357
60,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	52,500
30,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	28,725
20,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	17,225
13,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	12,529
600,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	567,000
85,000	Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	76,394
220,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	207,622

		6,259,262

Paper & Forest Products (0.0%†):
45,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(a)	29,419

Passenger Airlines (0.0%†):
35,000	American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a)	34,650

Principal Amount		Value
Corporate Bonds, continued
Personal Care Products (0.0%†):
$25,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(a)	$25,156

Pharmaceuticals (0.3%):
37,000	Bausch Health Cos., Inc., 11.00%, 9/30/28(a)	26,085
7,000	Bausch Health Cos., Inc., 14.00%, 10/15/30, Callable 10/15/25 @ 106(a)	4,165
20,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75^(a)	16,250
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100^	112,810
20,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	17,850
70,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	62,125
230,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	185,842

		425,127

Professional Services (0.1%):
25,000	Asgn, Inc., 4.63%, 5/15/28, Callable 8/7/23 @ 102.31(a)	22,656
25,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	22,625
25,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	20,671
90,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25(a)	72,563

		138,515

Real Estate Management & Development (0.5%):
150,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	119,648
27,000	Corporate Office Properties LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	20,409
225,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	200,539
35,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	26,338
120,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 8/7/23 @ 102.63(a)	110,550
390,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	364,163
40,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	38,650

		880,297

Residential REITs (0.2%):
150,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	129,336
87,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	73,098
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	182,495

		384,929

Retail REITs (0.4%):
100,000	Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	100,865
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	19,803
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	341,122

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Retail REITs, continued
$237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	$170,009

		631,799

Semiconductors & Semiconductor Equipment (0.7%):
55,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	44,473
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	620,953
490,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	364,774
30,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	27,300
50,000	Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19	45,000

		1,102,500

Software (0.6%):
55,000	Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	42,006
25,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 8/7/23 @ 101.78(a)	24,875
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44^(a)	35,350
110,000	Cloud Software Group, Inc., 9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a)	95,150
30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(a)	25,875
30,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 7/24/23 @ 102(a)	27,225
55,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(a)	49,156
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	489,686
240,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	204,359

		993,682

Specialized REITs (0.0%†):
70,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a)	47,250

Specialty Retail (0.5%):
35,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a)	31,063
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	43,691
200,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	185,537
66,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	38,280
10,000	Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @ 102.44(a)	5,600
55,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(a)	42,350
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(a)	22,575
95,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	91,200
410,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	333,595

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail, continued
$25,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	$20,062
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	3,975
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(a)	17,750
50,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	40,563

		876,241

Technology Hardware, Storage & Peripherals (0.2%):
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	130,810
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	151,633
20,000	Seagate HDD Cayman, 8.25%, 12/15/29, Callable 7/15/26 @ 104.13(a)	20,800

		303,243

Textiles, Apparel & Luxury Goods (0.1%):
25,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(a)	20,125
20,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(a)	16,700
30,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75^(a)	24,825
45,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(a)	35,831

		97,481

Tobacco (0.0%†):
30,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 7/18/23 @ 102.81(a)	27,263

Trading Companies & Distributors (0.2%):
290,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	274,500
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	33,400
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	21,625
40,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(a)	34,500

		364,025

Wireless Telecommunication Services (0.5%):
175,000	Sprint Communications, Inc., 6.88%, 11/15/28	185,281
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 7/18/23 @ 102.38	63,213
500,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	459,732
80,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	68,356

		776,582

Total Corporate Bonds (Cost $55,494,716)		49,838,363

Yankee Debt Obligations (8.1%):
Aerospace & Defense (0.1%):
55,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 8/8/23 @ 103.56(a)	54,450

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Aerospace & Defense, continued
$45,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	$42,300

		96,750

Banks (1.9%):
200,000	Barclays plc, 4.38%, 1/12/26	191,661
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	470,541
270,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	244,095
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	167,482
370,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	357,011
205,000	HSBC Holdings plc, 4.25%, 3/14/24	202,242
800,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	759,259
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	257,329
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	450,813
135,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	117,522

		3,217,955

Biotechnology (0.0%†):
85,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(a)	73,313

Capital Markets (1.1%):
280,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	248,057
680,000	Deutsche Bank AG, 4.50%, 4/1/25	646,866
25,000	Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28, Callable 5/1/25 @ 104.19(a)	25,125
720,000	UBS Group AG, 3.75%, 3/26/25	688,992
314,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(a)	268,459

		1,877,499

Chemicals (0.1%):
25,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(a)	24,719
85,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	78,943
95,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(a)	84,075
25,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(a)	22,375

		210,112

Communications Equipment (0.0%†):
30,000	Nokia Oyj, 6.63%, 5/15/39	28,687

Construction Materials (0.1%):
85,000	INEOS Finance plc, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38^(a)	81,706

Containers & Packaging (0.1%):
10,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 8/7/23 @ 103(a)	8,512

Principal Amount		Value
Yankee Debt Obligations, continued
Containers & Packaging, continued
$110,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/7/23 @ 102.75(a)	$105,875

		114,387

Diversified Consumer Services (0.1%):
95,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 8/7/23 @ 101.78(a)	92,031

Diversified Telecommunication Services (0.2%):
270,000	Altice France SA, 6.00%, 2/15/28, Callable 8/7/23 @ 103(a)	130,275
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	133,663
540,000	Intelsat, 0.00%(c)	—
111,000	Intelsat, 0.00%(c)	—
20,000	Telecom Italia Capital SA, 6.38%, 11/15/33	16,900
80,000	Telecom Italia SpA, 6.00%, 9/30/34	63,800

		344,638

Energy Equipment & Services (0.0%†):
48,750	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 8/7/23 @ 103.44(a)	48,202

Financial Services (0.7%):
130,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 7/18/23 @ 103.44(a)	112,938
45,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(a)	40,847
1,000,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	987,500
130,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	104,975

		1,246,260

Hotels, Restaurants & Leisure (0.1%):
55,000	1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25, Callable 8/8/23 @ 101.44(a)	54,862
80,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	68,300
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	53,869
25,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(a)	23,469

		200,500

Industrial Services (0.0%†):
21,000	1375209 BC, Ltd., 9.00%, 1/30/28, Callable 7/18/23 @ 103(a)	21,000

Insurance (0.2%):
230,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	210,033
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	186,910

		396,943

Media (0.0%†):
50,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	37,750

Metals & Mining (0.1%):
85,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	73,100

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$25,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/18/23 @ 101.72(a)	$24,563
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	53,625
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	4,675
30,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(a)	29,962

		185,925

Oil, Gas & Consumable Fuels (1.2%):
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/18/23 @ 100(a)	111,406
55,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 8/7/23 @ 102.13(a)	53,350
100,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 8/8/23 @ 103.56(a)	101,250
785,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	625,056
1,662,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,042,905
30,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	27,300

		1,961,267

Passenger Airlines (0.1%):
95,000	VistaJet Malta Finance plc/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)	76,712

Pharmaceuticals (0.0%†):
40,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/8/23 @ 100(a)	35,000

Software (0.1%):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 8/8/23 @ 101.94(a)	83,363

Sovereign Bond (1.1%):
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/7/23 @ 100	18,341
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 8/7/23 @ 100	170,824
941,242	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 8/7/23 @ 100	279,549
444,000	Dominican Republic, 5.50%, 1/27/25^(a)	436,785
250,000	Dominican Republic, 6.00%, 7/19/28(a)	242,188
300,000	Indonesia Government International Bond, 4.20%, 10/15/50	256,903
200,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	181,710
230,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	208,145

		1,794,445

Tobacco (0.1%):
200,000	Imperial Brands Finance plc, 6.13%, 7/27/27, Callable 6/27/27 @ 100(a)	200,361

Trading Companies & Distributors (0.4%):
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	239,815
209,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	186,340

Principal Amount		Value
Yankee Debt Obligations, continued
Trading Companies & Distributors, continued
$234,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	$190,713

		616,868

Transportation Infrastructure (0.0%†):
35,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(a)	27,519

Wireless Telecommunication Services (0.3%):
315,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	283,894
60,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	46,200
110,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(a)	102,196
100,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	87,211

		519,501

Total Yankee Debt Obligations (Cost $16,399,005)		13,588,694

Municipal Bonds (0.9%):
Illinois (0.6%):
290,769	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	303,496
392,308	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	411,319
295,000	Illinois State, GO, 5.10%, 6/1/33	289,613

		1,004,428

New Jersey (0.3%):
504,000	New Jersey Economic Development Authority Revenue, GO, Series A, 7.43%, 2/15/29	542,158

Total Municipal Bonds (Cost $1,600,037)		1,546,586

U.S. Government Agency Mortgages (20.7%):
Federal National Mortgage Association (10.1%):
83,097	2.50%, 6/1/29, Pool #MA3734	75,612
47,554	2.50%, 9/1/31, Pool #AS8012	44,489
202,712	2.50%, 12/1/32, Pool #CA3748	185,595
2,330	4.50%, 7/1/33, Pool #729327	2,293
983	4.50%, 7/1/33, Pool #720240	963
3,570	4.50%, 8/1/33, Pool #723124	3,497
2,725	4.50%, 8/1/33, Pool #729713	2,668
13,863	4.50%, 8/1/33, Pool #729380	13,581
2,581	4.50%, 8/1/33, Pool #727160	2,528
2,062	4.50%, 8/1/33, Pool #727029	2,018
7,060	4.50%, 8/1/33, Pool #726956	6,918
9,005	4.50%, 8/1/33, Pool #726928	8,822
12,505	4.50%, 9/1/33, Pool #727147	12,305
4,771	4.50%, 9/1/33, Pool #734922	4,695
20,335	4.50%, 12/1/33, Pool #AL5321	20,011
15,542	6.00%, 10/1/34, Pool #AL2130	16,215
1,175,801	2.00%, 6/1/35, Pool #BP5619	1,047,371
30,530	4.50%, 9/1/35, Pool #AB8198	29,788
178,107	2.00%, 10/1/35, Pool #BK5705	158,688
297,282	6.00%, 5/1/36, Pool #745512	307,444
144,311	6.00%, 1/1/37, Pool #932030	150,946
26,736	6.00%, 3/1/37, Pool #889506	27,789
106,842	1.50%, 4/1/37, Pool #MA4581	92,005
39,501	6.00%, 1/1/38, Pool #889371	40,778
14,468	6.00%, 3/1/38, Pool #889219	15,010

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$6,948	6.00%, 7/1/38, Pool #889733	$7,145
50,000	1.50%, 7/25/38, TBA	43,062
40,130	4.50%, 3/1/39, Pool #AB0051	39,492
209,839	4.50%, 4/1/39, Pool #AB0043	204,722
137,146	2.50%, 8/1/39, Pool #MA3761	121,325
17,408	4.50%, 11/1/39, Pool #AC5442	17,212
55,775	6.00%, 5/1/40, Pool #AL2129	57,628
17,428	2.00%, 10/1/40, Pool #MA4176	14,890
22,465	4.00%, 12/1/40, Pool #AA4757	21,801
17,867	2.00%, 12/1/40, Pool #MA4204	14,870
19,168	2.00%, 2/1/41, Pool #MA4268	16,193
26,299	4.50%, 2/1/41, Pool #AH5580	26,112
19,600	2.00%, 3/1/41, Pool #MA4287	16,558
20,233	2.00%, 4/1/41, Pool #MA4311	17,092
20,497	2.00%, 5/1/41, Pool #MA4333	17,316
20,809	2.00%, 6/1/41, Pool #MA4364	17,709
161,664	2.00%, 10/1/41, Pool #MA4446	136,573
444,199	1.50%, 11/1/41, Pool #MA4473	361,527
3,975	6.00%, 1/1/42, Pool #AL2128	3,945
133,382	2.50%, 2/1/43, Pool #AB8465	116,655
31,441	4.00%, 10/1/43, Pool #BM1167	30,325
126,459	4.50%, 3/1/44, Pool #AL5082	123,527
7,220	4.00%, 12/1/44, Pool #AY0045	6,890
66,915	4.00%, 5/1/45, Pool #AZ1207	64,279
42,944	3.00%, 5/1/45, Pool #AS4972	38,590
23,743	5.00%, 6/1/45, Pool #AZ3448	23,970
98,199	4.00%, 6/1/45, Pool #AY8096	94,336
47,273	4.00%, 6/1/45, Pool #AY8126	45,662
28,113	4.00%, 6/1/45, Pool #AZ3341	26,797
21,580	4.00%, 6/1/45, Pool #AZ2719	20,571
111,312	4.00%, 7/1/45, Pool #AZ0833	106,107
93,958	3.00%, 8/1/45, Pool #AS5634	84,406
15,165	3.00%, 8/1/45, Pool #AZ3728	13,622
35,747	3.00%, 8/1/45, Pool #AZ8288	32,112
13,814	4.00%, 11/1/45, Pool #AZ0560	13,270
41,436	4.00%, 12/1/45, Pool #BA6404	39,803
31,013	4.50%, 2/1/46, Pool #BM5199	30,516
232,715	3.50%, 5/1/46, Pool #BC0880	216,876
7,925	4.00%, 5/1/46, Pool #BC2276	7,589
88,186	4.00%, 7/1/46, Pool #BC1443	84,803
28,073	4.50%, 8/1/46, Pool #AL9111	27,536
98,567	4.00%, 9/1/46, Pool #BC2843	94,777
307,421	3.50%, 12/1/46, Pool #BC9077	286,527
47,698	3.50%, 2/1/47, Pool #BE5696	44,242
376,299	4.50%, 2/1/47, Pool #AL9846	369,694
5,181	4.00%, 6/1/47, Pool #BH4269	4,946
27,780	3.00%, 5/1/49, Pool #MA3670	24,673
290,888	2.50%, 8/1/50, Pool #SD0430	249,364
188,519	1.50%, 12/1/50, Pool #CA8005	145,771
428,896	2.00%, 4/1/51, Pool #MA4305	350,161
253,319	2.50%, 4/1/51, Pool #FM6540	220,923
147,692	2.50%, 5/1/51, Pool #MA4326	125,453
443,584	1.50%, 6/1/51, Pool #MA4354	342,698
512,320	3.00%, 6/1/51, Pool #CB0850	450,831
291,334	2.50%, 7/1/51, Pool #CB0997	249,131
9,917	2.00%, 7/1/51, Pool #BT1461	8,180
43,943	2.50%, 8/1/51, Pool #CB1384	37,572
84,749	3.00%, 8/1/51, Pool #FM9973	75,291
176,785	2.50%, 9/1/51, Pool #CB1549	151,322

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$237,467	2.00%, 10/1/51, Pool #CB1799	$196,568
314,501	2.00%, 10/1/51, Pool #CB1801	259,497
141,743	3.00%, 11/1/51, Pool #FM9632	125,916
715,959	2.50%, 11/1/51, Pool #FM9501	612,741
207,859	2.00%, 11/1/51, Pool #FM9539	171,546
331,557	2.00%, 11/1/51, Pool #FM9568	274,028
178,514	3.00%, 11/1/51, Pool #FM9633	158,245
189,143	3.00%, 11/1/51, Pool #CB2164	168,125
181,026	2.50%, 12/1/51, Pool #CB2320	154,925
127,643	2.50%, 12/1/51, Pool #CB2376	109,129
59,913	3.00%, 12/1/51, Pool #CB2420	53,253
97,687	3.00%, 12/1/51, Pool #FM9777	86,328
1,080,954	2.50%, 12/1/51, Pool #FM9865	925,109
135,498	2.00%, 12/1/51, Pool #CB2350	111,421
505,909	2.00%, 12/1/51, Pool #CB2349	417,463
137,435	2.00%, 12/1/51, Pool #CB2347	113,582
91,095	2.00%, 12/1/51, Pool #CB2348	75,159
90,726	3.00%, 12/1/51, Pool #BT9503	80,193
357,454	2.00%, 1/1/52, Pool #FS0288	293,502
832,797	2.00%, 1/1/52, Pool #FS0286	687,135
225,705	3.00%, 2/1/52, Pool #FS0631	198,598
146,635	3.00%, 2/1/52, Pool #CB2886	129,808
884,718	2.00%, 2/1/52, Pool #CB2842	723,189
49,749	3.50%, 3/1/52, Pool #CB3128	45,548
47,607	4.00%, 4/1/52, Pool #FS1647	45,021
192,265	5.50%, 10/1/52, Pool #CB4843	191,660
193,700	5.00%, 11/1/52, Pool #CB5128	191,764
95,268	5.00%, 11/1/52, Pool #FS3248	94,111
48,357	5.00%, 11/1/52, Pool #FS3295	47,694
100,192	6.00%, 6/1/53, Pool #CB6538	102,519
99,835	5.50%, 6/1/53, Pool #CB6527	100,297
100,000	3.50%, 7/25/53, TBA	91,094
1,175,000	5.50%, 7/25/53, TBA	1,169,676
350,000	2.00%, 7/25/53, TBA	285,250
450,000	2.50%, 7/25/53, TBA	381,445
50,000	2.00%, 8/25/53, TBA	40,812

		16,819,350

Government National Mortgage Association (4.1%):
3,357	5.00%, 6/15/34, Pool #629493	3,318
2,299	5.00%, 3/15/38, Pool #676766	2,329
1,378	5.00%, 4/15/38, Pool #672672	1,396
5,392	5.00%, 8/15/38, Pool #687818	5,462
46,559	5.00%, 1/15/39, Pool #705997	47,092
584	5.00%, 3/15/39, Pool #697946	591
81,601	5.00%, 3/15/39, Pool #646746	82,529
88,709	4.00%, 10/15/40, Pool #783143	84,540
24,371	4.00%, 10/20/40, Pool #G24833	23,645
73,353	4.00%, 1/20/41, Pool #4922	71,168
202,376	4.50%, 3/20/41, Pool #4978	200,148
70,626	4.50%, 5/20/41, Pool #005055	69,848
149,311	4.00%, 5/20/41, Pool #5054	144,864
70,158	4.50%, 6/15/41, Pool #366975	69,736
47,029	4.50%, 6/20/41, Pool #005082	46,511
190,314	3.50%, 12/20/41, Pool #5258	178,510
330,505	4.00%, 1/20/42, Pool #5280	320,658
180,239	3.00%, 12/20/42, Pool #AA5872	161,484
117,301	3.00%, 12/20/42, Pool #MA0624	107,404
20,529	3.00%, 1/20/43, Pool #MA0698	18,334
254,068	3.50%, 2/20/43, Pool #MA0783	239,408

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$33,544	3.50%, 3/20/43, Pool #AD8884	$31,487
50,795	3.00%, 3/20/43, Pool #AD8812	45,805
118,482	3.00%, 3/20/43, Pool #AA6146	106,663
12,679	3.50%, 4/20/43, Pool #AB9891	11,902
34,698	3.50%, 4/20/43, Pool #AD9075	32,569
2,940	4.00%, 7/20/44, Pool #MA2074	2,853
126,938	4.00%, 4/15/46, Pool #784232	120,241
19,306	3.50%, 7/20/46, Pool #784391	18,136
10,723	3.00%, 10/20/46, Pool #MA4003	9,730
559,438	3.00%, 12/20/46, Pool #MA4126	505,120
57,401	4.00%, 1/15/47, Pool #AX5857	53,978
50,191	4.00%, 1/15/47, Pool #AX5831	47,147
176,193	3.00%, 1/20/47, Pool #MA4195	159,090
106,097	3.00%, 2/20/47, Pool #MA4261	96,113
177,267	4.00%, 4/20/47, Pool #784304	167,151
174,301	4.00%, 4/20/47, Pool #784303	164,372
54,448	4.00%, 4/20/48, Pool #BG7744	52,237
60,199	4.00%, 4/20/48, Pool #BG3507	57,772
242,180	2.00%, 11/20/50, Pool #MA6994	204,612
387,800	2.00%, 1/20/51, Pool #MA7135	326,263
282,124	2.00%, 2/20/51, Pool #MA7192	237,528
100,271	2.50%, 6/20/51, POOL# MA7418	87,005
199,100	2.50%, 9/20/51, Pool #MA7589	172,569
700,000	4.50%, 7/20/53, TBA	675,609
50,000	4.00%, 7/20/53, TBA	47,274
275,000	2.50%, 7/20/53, TBA	237,961
400,000	2.00%, 7/20/53, TBA	335,750
350,000	5.50%, 7/20/53, TBA	348,523
550,000	2.50%, 8/20/53, TBA	476,502
150,000	2.00%, 8/20/53, TBA	126,076

		6,837,013

Federal Home Loan Mortgage Corporation (6.5%):
18,730	2.50%, 6/1/31, Pool #G18604	17,494
33,404	2.50%, 7/1/31, Pool #V61246	30,909
55,307	2.50%, 8/1/31, Pool #V61273	51,084
201,274	3.50%, 3/1/32, Pool #C91403	193,025
608,658	3.50%, 7/1/32, Pool #C91467	583,712
5,298	2.50%, 8/1/32, Pool #G18654	4,847
5,645	2.50%, 11/1/32, Pool #G18665	5,164
171,986	2.50%, 12/1/32, Pool #G18669	157,368
26,123	2.50%, 3/1/33, Pool #G18680	24,090
10,567	2.50%, 4/1/33, Pool #G18683	9,745
61,794	3.00%, 4/1/33, Pool #G18684	58,179
5,393	2.50%, 5/1/33, Pool #G18687	4,973
115,933	2.50%, 7/1/33, Pool #G16661	106,173
24,418	3.00%, 4/1/34, Pool #G16829	23,171
224,610	3.50%, 10/1/34, Pool #C91793	212,792
443,969	4.00%, 5/1/37, Pool #C91938	428,121
17,554	3.50%, 4/1/40, Pool #V81744	16,319
38,150	3.50%, 5/1/40, Pool #V81750	35,448
40,093	3.50%, 6/1/40, Pool #V81792	37,268
23,169	3.50%, 8/1/40, Pool #V81886	21,528
15,746	3.50%, 9/1/40, Pool #V81958	14,631
26,693	4.50%, 1/1/41, Pool #A96051	26,402
24,980	4.50%, 3/1/41, Pool #A97673	24,192
19,990	2.00%, 4/1/41, Pool #RB5108	16,886
39,050	4.50%, 4/1/41, Pool #A97942	37,819
140,792	5.00%, 6/1/41, Pool #G06596	141,528
20,765	2.00%, 7/1/41, Pool #RB5118	17,542

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$21,751	2.00%, 10/1/41, Pool #RB5131	$18,477
502,083	4.50%, 1/1/42, Pool #G60517	503,665
70,484	3.00%, 12/1/42, Pool #C04320	63,561
22,235	4.00%, 5/1/43, Pool #Q18481	21,412
23,174	4.00%, 7/1/43, Pool #Q19597	22,317
22,656	4.00%, 10/1/43, Pool #Q22499	21,729
167,166	3.50%, 1/1/44, Pool #G07922	155,833
84,414	3.50%, 1/1/44, Pool #G60271	80,030
26,997	4.00%, 1/1/44, Pool #V80950	25,852
90,429	4.00%, 1/1/45, Pool #Q30720	87,043
84,109	4.00%, 2/1/45, Pool #G07949	81,073
22,720	3.50%, 3/1/45, Pool #Q32328	21,394
26,153	3.50%, 3/1/45, Pool #Q31974	24,619
42,039	3.50%, 3/1/45, Pool #Q32008	39,579
15,857	3.00%, 5/1/45, Pool #Q33468	14,439
99,854	3.50%, 5/1/45, Pool #Q33547	91,636
113,476	3.00%, 6/1/45, Pool #Q34156	103,345
135,191	3.50%, 6/1/45, Pool #Q34164	124,088
19,888	3.50%, 6/1/45, Pool #Q33791	18,261
9,722	3.00%, 7/1/45, Pool #Q34979	8,800
31,170	3.00%, 7/1/45, Pool #Q34759	28,883
46,036	4.00%, 8/1/45, Pool #Q35845	43,401
9,035	4.00%, 9/1/45, Pool #Q37853	8,667
156,753	3.50%, 11/1/45, Pool #Q37467	147,576
4,127	4.00%, 11/1/45, Pool #Q38812	3,958
1,650	4.00%, 2/1/46, Pool #Q38879	1,580
8,515	4.00%, 2/1/46, Pool #Q38782	8,157
11,387	4.00%, 2/1/46, Pool #Q38783	10,893
5,909	4.00%, 4/1/46, Pool #Q39975	5,659
25,088	4.00%, 4/1/46, Pool #V82292	23,989
50,425	3.50%, 5/1/46, Pool #Q40647	47,233
59,326	3.50%, 5/1/46, Pool #G60603	55,498
178,136	3.50%, 5/1/46, Pool #G60553	167,109
161,704	3.50%, 9/1/46, Pool #Q43257	151,256
7,935	4.00%, 9/1/47, Pool #Q50433	7,583
14,456	4.00%, 10/1/47, Pool #Q51189	13,813
10,517	4.00%, 2/1/48, Pool #Q54192	10,013
114,797	4.00%, 5/1/48, Pool #Q55992	109,309
356,552	4.00%, 6/1/48, Pool #G67713	342,126
44,221	4.00%, 7/1/48, Pool #Q59935	42,399
339,303	2.50%, 10/1/50, Pool #SD7525	290,975
489,427	2.50%, 11/1/50, Pool #SD7530	418,788
38,683	2.50%, 2/1/51, Pool #SD7535	33,112
349,993	1.50%, 4/1/51, Pool #QC0798	270,463
591,439	3.00%, 5/1/51, Pool #QC1881	525,120
127,569	2.00%, 5/1/51, Pool #SD7541	105,444
13,207	2.00%, 7/1/51, Pool #QC4163	10,900
137,359	3.00%, 9/1/51, Pool #QC7496	121,407
312,116	2.00%, 10/1/51, Pool #RA6076	256,677
180,226	2.00%, 11/1/51, Pool #RA6302	148,001
455,938	2.00%, 11/1/51, Pool #RA6241	374,880
183,388	2.00%, 12/1/51, Pool #RA6510	151,316
1,080,362	2.50%, 12/1/51, Pool #RA6435	923,651
320,914	2.50%, 1/1/52, Pool #RA6622	274,372
277,614	2.00%, 2/1/52, Pool #RA6823	227,115
551,511	2.00%, 2/1/52, Pool #RA6820	450,936
604,452	3.00%, 3/1/52, Pool #RA6988	532,935
223,615	3.50%, 3/1/52, Pool #RA6949	204,768
232,732	3.50%, 3/1/52, Pool #RA6950	213,204

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$147,130	3.00%, 3/1/52, Pool #SD2219	$130,236
47,268	4.00%, 10/1/52, Pool #SD1772	44,893
97,726	5.00%, 11/1/52, Pool #SD1862	96,779

		10,862,637

Total U.S. Government Agency Mortgages (Cost $38,174,343)		34,519,000

U.S. Treasury Obligations (25.5%):
U.S. Treasury Bonds (11.0%):
3,103,000	1.75%, 8/15/41	2,175,979
15,086,000	2.00%, 8/15/51	10,263,194
6,100,000	3.63%, 2/15/53	5,844,563
200,000	3.63%, 5/15/53	191,906

		18,475,642

U.S. Treasury Notes (14.5%):
1,000,000	3.50%, 4/30/28	971,250
4,100,000	4.00%, 2/28/30	4,095,516
3,300,000	3.63%, 3/31/30	3,226,781
900,000	3.50%, 4/30/30	873,562
10,800,000	3.50%, 2/15/33	10,514,813

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$4,700,000	3.38%, 5/15/33	$4,529,625

		24,211,547

Total U.S. Treasury Obligations (Cost $48,965,591)		42,687,189

Shares

Short-Term Security Held as Collateral for Securities on Loan (1.6%):
$2,688,732	BlackRock Liquidity FedFund, Institutional Class, 3.57%(d)(e)	2,688,732

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,688,732)		2,688,732

Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
950,820	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(e)	950,820

Total Unaffiliated Investment Company (Cost $950,820)		950,820

Total Investment Securities (Cost $191,985,980) — 103.0%		172,237,749
Net other assets (liabilities) — (3.0)%		(4,992,640)

Net Assets — 100.0%		$167,245,109

Percentages indicated are based on net assets as of June 30, 2023.

GO	-	General Obligation

H15T1Y	-	1 Year Treasury Constant Maturity Rate

H15T5Y	-	5 Year Treasury Constant Maturity Rate

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced Security

US0001M	-	1 Month US Dollar LIBOR

US0003M	-	3 Month US Dollar LIBOR

USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $2,579,036.

+	This security, in part or entirely, represents an unfunded loan commitment.

†	Represents less than 0.05%.

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2023.

(c)	Security was valued using significant unobservable inputs as of June 30, 2023.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(e)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2023:

(Unaudited)

Country	Percentage

Argentina	0.3%

Australia	0.2%

Brazil	—%	†

Canada	0.5%

Cayman Islands	4.2%

Colombia	—%	†

Dominican Republic	0.4%

Finland	—%	†

France	0.4%

Germany	0.4%

Hong Kong	0.2%

Indonesia	0.1%

Ireland	0.4%

Italy	0.4%

Jersey	0.1%

Luxembourg	0.5%

Macau	—%	†

Mexico	1.0%

Netherlands	0.3%

Qatar	0.1%

Saudi Arabia	0.1%

Spain	—%	†

Switzerland	0.7%

United Arab Emirates	0.1%

United Kingdom	1.1%

United States	88.5%

Zambia	—%	†

	100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$191,985,980

Investment securities, at value(a)	$172,237,749
Cash	4,243
Interest and dividends receivable	1,719,668
Receivable for capital shares issued	183,527
Receivable for investments sold	398,435
Receivable for TBA investments sold	1,141,070
Receivable from Manager	1,379
Prepaid expenses	985

Total Assets	175,687,056

Liabilities:
Payable for investments purchased	118,149
Payable for TBA investments purchased	5,437,773
Payable for capital shares redeemed	88,697
Payable for collateral received on loaned securities	2,688,732
Management fees payable	68,923
Administration fees payable	4,348
Distribution fees payable	31,123
Custodian fees payable	1,829
Transfer agent fees payable	540
Trustee fees payable	231
Other accrued liabilities	1,602

Total Liabilities	8,441,947

Commitments and contingent liabilities^

Net Assets	$167,245,109

Net Assets Consist of:
Paid in capital	$209,950,697
Total distributable earnings	(42,705,588)

Net Assets	$167,245,109

Class 1
Net Assets	$16,153,818
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,866,757
Net Asset Value (offering and redemption price per share)	$8.65

Class 2
Net Assets	$151,091,291
Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,876,714
Net Asset Value (offering and redemption price per share)	$8.95

(a)	Includes securities on loan of $2,579,036.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$5,015,082
Dividends	383,480
Income from securities lending	18,106

Total Investment Income	5,416,668

Expenses:
Management fees	583,597
Administration fees	58,497
Distribution fees - Class 2	271,163
Custodian fees	14,577
Administrative and compliance services fees	1,471
Transfer agent fees	6,303
Trustee fees	4,295
Professional fees	3,443
Shareholder reports	4,349
Other expenses	2,354

Total expenses before reductions	950,049
Less Management fees contractually waived	(11,489)

Net expenses	938,560

Net Investment Income/(Loss)	4,478,108

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	(27,288,411)
Net realized gains/(losses) on securities held short	(50,434)
Change in net unrealized appreciation/depreciation on securities	29,520,612
Change in net unrealized appreciation/depreciation on securities held short	(1,512)

Net realized and Change in net unrealized gains/losses on investments	2,180,255

Change in Net Assets Resulting From Operations	$6,658,363

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,478,108	$9,937,255
Net realized gains/(losses) on investments	(27,338,845)	(10,020,985)
Change in unrealized appreciation/depreciation on investments	29,519,100	(57,358,544)

Change in net assets resulting from operations	6,658,363	(57,442,274)

Distributions to Shareholders:
Class 1	—	(974,028)
Class 2	—	(17,125,298)

Change in net assets resulting from distributions to shareholders	—	(18,099,326)

Capital Transactions:
Class 1
Proceeds from shares issued	609,030	253,242
Proceeds from dividends reinvested	—	974,029
Value of shares redeemed	(1,502,452)	(2,198,278)

Total Class 1 Shares	(893,422)	(971,007)

Class 2
Proceeds from shares issued	10,333,443	5,486,206
Proceeds from shares issued in merger	22,585,126	—
Proceeds from dividends reinvested	—	17,125,298
Value of shares redeemed	(207,222,242)	(56,817,482)

Total Class 2 Shares	(174,303,673)	(34,205,978)

Change in net assets resulting from capital transactions	(175,197,095)	(35,176,985)

Change in net assets	(168,538,732)	(110,718,585)
Net Assets:
Beginning of period	335,783,841	446,502,426

End of period	$167,245,109	$335,783,841

Share Transactions:
Class 1
Shares issued	68,655	27,965
Dividends reinvested	—	118,064
Shares redeemed	(174,845)	(238,277)

Total Class 1 Shares	(106,190)	(92,248)

Class 2
Shares issued	1,156,525	589,079
Shares issued in merger	2,540,209	—
Dividends reinvested	—	2,002,959
Shares redeemed	(23,550,174)	(5,969,229)

Total Class 2 Shares	(19,853,440)	(3,377,191)

Change in shares	(19,959,630)	(3,469,439)

    Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.39		$10.27	$10.73	$10.20	$9.54	$9.96

Investment Activities:
Net Investment Income/(Loss)	0.18	(a)	0.27 (a)	0.23 (a)	0.29 (a)	0.32 (a)	0.32
Net Realized and Unrealized Gains/(Losses) on Investments	0.08		(1.64)	(0.17)	0.63	0.69	(0.42)

Total from Investment Activities	0.26		(1.37)	0.06	0.92	1.01	(0.10)

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.31)	(0.39)	(0.35)	(0.32)
Net Realized Gains	—		(0.24)	(0.21)	—	—	—

Total Dividends	—		(0.51)	(0.52)	(0.39)	(0.35)	(0.32)

Net Asset Value, End of Period	$8.65		$8.39	$10.27	$10.73	$10.20	$9.54

Total Return(b)	3.10	%(c)	(13.20)%	0.59%	9.12%	10.57%	(1.00)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$16,154		$16,553	$21,203	$22,495	$22,823	$21,476
Net Investment Income/(Loss)(d)	4.18%		2.89%	2.21%	2.78%	3.17%	2.96%
Expenses Before Reductions(d)(e)	0.58%		0.56%	0.57%	0.58%	0.57%	0.56%
Expenses Net of Reductions(d)	0.57%		0.56%	0.57%	0.58%	0.57%	0.56%
Portfolio Turnover Rate(f)	75%		24%	76%	71%	68%	38%

Class 2

Net Asset Value, Beginning of Period	$8.69		$10.60	$11.06	$10.50	$9.81	$10.23

Investment Activities:
Net Investment Income/(Loss)	0.17	(a)	0.25 (a)	0.21 (a)	0.27 (a)	0.30 (a)	0.31
Net Realized and Unrealized Gains/(Losses) on Investments	0.09		(1.68)	(0.18)	0.65	0.71	(0.44)

Total from Investment Activities	0.26		(1.43)	0.03	0.92	1.01	(0.13)

Distributions to Shareholders From:
Net Investment Income	—		(0.24)	(0.28)	(0.36)	(0.32)	(0.29)
Net Realized Gains	—		(0.24)	(0.21)	—	—	—

Total Dividends	—		(0.48)	(0.49)	(0.36)	(0.32)	(0.29)

Net Asset Value, End of Period	$8.95		$8.69	$10.60	$11.06	$10.50	$9.81

Total Return(b)	2.99	%(c)	(13.37)%	0.31%	8.84%	10.28%	(1.25)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$151,091		$319,231	$425,299	$436,803	$470,864	$478,991
Net Investment Income/(Loss)(d)	3.81%		2.64%	1.96%	2.53%	2.92%	2.71%
Expenses Before Reductions(d)(e)	0.83%		0.81%	0.82%	0.83%	0.82%	0.81%
Expenses Net of Reductions(d)	0.82%		0.81%	0.82%	0.83%	0.82%	0.81%
Portfolio Turnover Rate(f)	75%		24%	76%	71%	68%	38%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

25

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,782 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,688,732 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2023, no collateral had been posted by the Fund to counterparties for TBAs.

26

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	0.50%	0.70%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	0.50%	0.95%

* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s net assets, 0.40% of the next $15 billion of the Fund’s net assets, and 0.37% on the Fund’s net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio. The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s net assets, 0.18% of the next $400 million of the Fund’s net assets and 0.13% of the Fund’s net assets over $500 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

27

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$99,262	$880,174	$—		$979,436
Preferred Stock+	44,853	—	—		44,853
Warrant+	1,127	—	—		1,127
Asset Backed Securities	—	6,590,865	—		6,590,865
Collateralized Mortgage Obligations	—	17,753,863	126,755		17,880,618
Convertible Bonds+	—	221,091	—		221,091
Bank Loans	—	700,374	—		700,374
Corporate Bonds+	—	49,838,363	—	#	49,838,363
Yankee Debt Obligations+	—	13,588,694	—	#	13,588,694
Municipal Bonds	—	1,546,586	—		1,546,586
U.S. Government Agency Mortgages	—	34,519,001	—		34,519,001
U.S. Treasury Obligations	—	42,687,189	—		42,687,189
Short-Term Security Held as Collateral for Securities on Loan	2,688,732	—	—		2,688,732
Unaffiliated Investment Company	950,820	—	—		950,820

Total Investment Securities	$3,784,794	$168,326,200	$126,755		$172,237,749

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.

28

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$138,456,685	$296,073,279

For the period ended June 30, 2023 purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$132,262,800	$174,015,647

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2023 are identified below.

Security	Acquisition Date(a)		Acquisition Cost	Shares or Principal Amount		Fair Value	Percentage of Net Assets

Mesquite Energy, Inc, 15.00%, 7/15/23	7/10/20	$	38,899	46,865	$	46,865	0.03%

Mesquite Energy, Inc, 13.00%, 7/15/23	11/5/20		67,000	79,890		79,890	0.05%

Sanchez Energy Corp, 7.25%, 2/15/23	10/30/18		420,525	408,000		–	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond the transition period, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

29

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $ 411,273,278. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,746,827
Unrealized (depreciation)	(51,055,844)

Net unrealized appreciation/(depreciation)	$(49,309,017)

As of the end of its tax year ended December 31, 2022, the fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the fund until any applicable CLCF has been offset.

CLCFS not subject to expiration:

	Ordinary Income	Long-Term Amount	Total

AZL Fidelity Institutional Asset Management Total Bond Fund	$5,836,668	$4,156,354	$9,993,022

30

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Total Bond Fund	$9,225,806	$8,873,521	$18,099,327

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL Fidelity Institutional Asset Management Total Bond Fund	$9,938,088	$—	$(9,993,022)	$(49,309,017)	$(49,363,951)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) was attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

11. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Metwest Total Return Bond Fund (“Metwest Total Return Bond Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,756,614 shares of the Metwest Total Return Bond Fund outstanding as of close of business March 10, 2023, valued at $22,585,126 for 2,540,209 Class 2 shares of the Fund.

At the close of business March 10, 2023, the Metwest Total Return Bond Fund’s investment holdings had a fair value of $23,604,604 and identified cost of $23,953,216. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Metwest Total Return Bond Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the Metwest Total Return Bond Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$5,872,423

Net realized/unrealized gains/(losses)	1,075,584

Change in net assets resulting from operations	$6,948,007

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Metwest Total Return Bond Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Metwest Total Return Bond Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

12. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

13. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

31

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

32

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

33

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Government Money Market Fund	$1,000.00	$1,019.30	$4.36	0.87%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Government Money Market Fund	$1,000.00	$1,020.48	$4.36	0.87%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Repurchase Agreements	58.3%

U.S. Government Agency Mortgages	36.5

U.S. Treasury Obligations	5.5

Total Investment Securities	100.3

Net other assets (liabilities)	(0.3)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages (36.5%):
Federal Farm Credit Bank (6.5%):
$370,000	5.09%(SOFR+4bps), 7/12/23	$369,999
1,420,000	5.08%(SOFR+3bps), 7/25/23	1,419,997
2,740,000	5.10%(SOFR+5bps), 8/22/23	2,740,000
1,135,000	5.13%, 9/11/23(a)	1,123,650
1,870,000	5.10%(SOFR+5bps), 9/28/23	1,870,000
315,000	4.78%, 10/16/23(a)	310,647
2,955,000	5.11%(SOFR+5bps), 10/16/23	2,955,000
315,000	4.80%, 11/13/23(a)	309,507
3,435,000	5.11%(SOFR+6bps), 11/22/23	3,435,000
580,000	5.11%(SOFR+6bps), 1/10/24	580,000
3,825,000	5.09%(SOFR+5bps), 2/20/24	3,825,000
2,425,000	5.10%(SOFR+5bps), 5/9/24	2,425,000
1,040,000	5.15%(SOFR+10bps), 8/1/24	1,040,000
4,180,000	5.14%(SOFR+9bps), 8/26/24	4,180,000
2,885,000	5.19%(SOFR+14bps), 11/7/24	2,885,000
2,355,000	5.22%(SOFR+17bps), 1/23/25	2,355,000

		31,823,800

Federal Home Loan Bank (30.0%):
8,900,000	5.07%(SOFR+2bps), 7/13/23	8,900,000
735,000	4.94%, 7/14/23(a)	733,710
3,105,000	5.14%, 7/19/23(a)	3,097,082
4,315,000	5.05%, 7/25/23(a)	4,300,732
11,900,000	5.06%(SOFR-–), 8/3/23	11,900,000
1,470,000	4.83%, 8/4/23(a)	1,463,455
8,400,000	5.05%(SOFR-–), 8/8/23	8,400,000
2,350,000	5.07%, 8/16/23(a)	2,334,956
1,790,000	5.20%(SOFR+7bps), 8/22/23	1,790,000
2,520,000	5.22%, 8/23/23(a)	2,500,894
6,420,000	5.07%(SOFR+1bps), 8/25/23	6,420,000
1,340,000	4.92%, 8/29/23(a)	1,329,415
3,210,000	3.60%, 9/1/23	3,208,815
2,175,000	5.12%, 9/1/23(a)	2,156,308
6,510,000	5.12%(SOFR+6bps), 9/5/23	6,510,000
5,100,000	5.07%(SOFR+2bps), 9/8/23	5,100,000
3,015,000	5.14%(SOFR+9bps), 9/8/23	3,015,000
8,820,000	5.12%, 9/15/23(a)	8,727,086
9,445,000	5.07%(SOFR+2bps), 9/18/23	9,445,000
7,630,000	5.08%(SOFR+3bps), 9/19/23	7,630,000
10,600,000	5.07%(SOFR+2bps), 9/19/23	10,600,000
1,230,000	5.12%(SOFR+7bps), 9/25/23	1,230,000
11,600,000	5.09%(SOFR+4bps), 9/26/23	11,600,000
1,785,000	5.14%(SOFR+10bps), 10/6/23	1,785,000
2,090,000	5.12%(SOFR+7bps), 11/30/23	2,090,000
7,000,000	5.13%(SOFR+8bps), 1/24/24	7,000,000
1,540,000	4.91%, 2/2/24(a)	1,496,757
6,430,000	5.42%, 2/9/24(a)	6,232,972
1,465,000	5.50%, 3/8/24	1,464,365
3,940,000	5.40%, 3/27/24, Callable 6/27/23 @ –	3,940,000

		146,401,547

Total U.S. Government Agency Mortgages (Cost $178,225,347)		178,225,347

U.S. Treasury Obligations (5.5%):
U.S. Treasury Bills (3.6%):
2,700,000	5.19%, 8/1/23(a)	2,689,703
12,090,000	5.21%, 8/10/23(a)	12,021,170
1,630,000	5.30%, 9/14/23(a)	1,612,512
1,530,000	5.21%, 6/13/24(a)	1,457,085

		17,780,470

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (1.9%):
$4,520,000	5.18%(USBMMY3M-(8)bps), 4/30/24	$4,517,957
4,500,000	5.40%(USBMMY3M+20bps), 1/31/25	4,500,000

		9,017,957

Total U.S. Treasury Obligations (Cost $26,798,427)		26,798,427

Repurchase Agreements (58.3%):
38,000,000	Bank of Montreal, 5.05%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $38,015,992, Collateralized by U.S. Treasury Obligations, 0.00%, 8/15/34 - 5/15/50, fair value of $38,760,000)	38,000,000
25,000,000	Bank of Nova Scotia, 5.04%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $25,010,500, Collateralized by U.S. Treasury Obligations, 0.13% - 3.38%, 10/15/26 - 8/15/51, fair value of $25,510,726)	25,000,000
30,000,000	BNP Paribas, 5.06%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $30,012,625, Collateralized by U.S. Government Agency Obligations, 0.00% - 6.00%, 10/31/24 - 11/20/52, fair value of $30,600,076)	30,000,000
31,000,000	Citigroup Global Markets, 5.06%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $31,013,072, Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, 10/20/45 - 5/20/46, fair value of $31,620,817)	31,000,000
44,000,000	Mitsubishi UFJ Securities USA, Inc., 5.05%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $44,018,517, Collateralized by U.S. Treasury Obligations, 0.00% - 3.63%, 10/15/24 - 2/15/53, fair value of $44,880,010)	44,000,000
40,000,000	Morgan Stanley & Co., 5.05%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $40,016,833, Collateralized by U.S. Treasury Obligations, 0.00% - 5.25%, 5/15/24 - 8/15/52, fair value of $40,800,096)	40,000,000
37,000,000	Natixis, 5.06%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $37,015,602, Collateralized by U.S. Treasury Obligations, 0.38% - 4.63%, 10/15/24 - 2/15/40, fair value of $37,740,001)	37,000,000
20,000,000	Toronto Dominion Bank NY, 5.05%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $20,008,417, Collateralized by U.S. Treasury Notes, 0.13% - 3.75%, 8/31/23 - 6/30/30, fair value of $20,400,017)	20,000,000
20,000,000	Toronto Dominion Bank NY, 5.06%, 7/3/23, (Purchased on 6/30/23, proceeds at maturity $20,008,417, Collateralized by U.S. Treasury Notes, 0.13% - 3.75%, 8/31/23 - 6/30/30, fair value of $20,400,017)	20,000,000

Total Repurchase Agreements (Cost $285,000,000)		285,000,000

Total Investment Securities (Cost $490,023,774) — 100.3%		490,023,774
Net other assets (liabilities) — (0.3)%		(1,447,041)

Net Assets — 100.0%		$488,576,733

Percentages indicated are based on net assets as of June 30, 2023.

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

SOFR	-	Secured Overnight Financing Rate
USBMMY3M	-	3 Month Treasury Bill Rate

(a)	The rate represents the effective yield at June 30, 2023.

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$205,023,774

Investment securities, at value	$205,023,774
Repurchase agreements, at value/cost	285,000,000
Cash	574,500
Interest and dividends receivable	960,062
Prepaid expenses	2,441

Total Assets	491,560,777

Liabilities:
Payable for investments purchased	2,689,703
Management fees payable	189,728
Administration fees payable	7,930
Distribution fees payable	93,834
Custodian fees payable	26
Administrative and compliance services fees payable	110
Transfer agent fees payable	125
Trustee fees payable	684
Other accrued liabilities	1,904

Total Liabilities	2,984,044

Commitments and contingent liabilities^

Net Assets	$488,576,733

Net Assets Consist of:
Paid in capital	$488,555,792
Total distributable earnings	20,941

Net Assets	$488,576,733

Shares of beneficial interest (unlimited number of shares authorized, no par value)	488,555,914
Net Asset Value (offering and redemption price per share)	$1.00

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$10,686,027

Total Investment Income	10,686,027

Expenses:
Management fees	790,809
Administration fees	73,241
Distribution fees	564,865
Custodian fees	234
Administrative and compliance services fees	1,582
Transfer agent fees	1,649
Trustee fees	5,933
Professional fees	4,829
Shareholder reports	4,009
Recoupment of prior expenses reimbursed by the manager	536,525
Other expenses	4,558

Total expenses before reductions	1,988,234
Less Management fees contractually waived	(22,597)

Net expenses	1,965,637

Net Investment Income/(Loss)	8,720,390

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	4,684

Net realized and Change in net unrealized gains/losses on investments	4,684

Change in Net Assets Resulting From Operations	$8,725,074

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,720,390	$3,731,725
Net realized gains/(losses) on investments	4,684	7,260

Change in net assets resulting from operations	8,725,074	3,738,985

Distributions to Shareholders:
Distributions	(8,720,426)	(3,731,691)

Change in net assets resulting from distributions to shareholders	(8,720,426)	(3,731,691)

Capital Transactions:
Proceeds from shares issued	336,458,531	777,345,401
Proceeds from dividends reinvested	8,720,427	3,731,690
Value of shares redeemed	(373,816,467)	(803,770,501)

Change in net assets resulting from capital transactions	(28,637,509)	(22,693,410)

Change in net assets	(28,632,861)	(22,686,116)
Net Assets:
Beginning of period	517,209,594	539,895,710

End of period	$488,576,733	$517,209,594

Share Transactions:
Shares issued	336,458,531	777,345,400
Dividends reinvested	8,720,427	3,731,690
Shares redeemed	(373,816,467)	(803,770,501)

Change in shares	(28,637,509)	(22,693,411)

See accompanying notes to the financial statements.

7

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.01 (a)	—	(a)(b)	—	(a)(b)	0.01 (a)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	—	(b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total from Investment Activities	0.02		0.01	—	(b)	—	(b)	0.01	0.01

Distributions to Shareholders From:
Net Investment Income	(0.02)		(0.01)	—	(b)	—	(b)	(0.01)	(0.01)

Total Dividends	(0.02)		0.01	—	(b)	—	(b)	0.01	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(c)	1.93	%(d)	0.77%	0.00%		0.21%		1.39%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$488,577		$517,210	$539,896		$608,070		$481,524	$453,175
Net Investment Income/(Loss)(e)	3.86%		0.77%	0.00	%(b)	0.18%		1.37%	1.00%
Expenses Before Reductions(e)(f)	0.88%		0.88%	0.65%		0.66%		0.88%	0.87%
Expenses Net of Reductions(e)	0.87%		0.87%	0.08	%(g)	0.35	%(g)	0.87%	0.87%

(a)	Calculated using the average shares method.
(b)	Represents less than $0.005 or 0.005%.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Government Money Market Fund	0.35%	0.87%

* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.06% of the first $500 million of the Fund’s net assets and 0.04% of the Fund’s net assets over $500 million.

The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.

3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended

June 30, 2023 are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.”

At June 30, 2023, the reimbursements of minimum daily yield waivers subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2023	Expires 12/31/2024	Total
AZL Government Money Market Fund	$309,380	$2,758,972	$3,068,352

The Fund has not recorded a commitment or contingent liability at June 30, 2023.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager”.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

10

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgages	$—	$178,225,347	$—	$178,225,347
U.S. Treasury Obligations	—	26,798,427	—	26,798,427
Repurchase Agreements	—	285,000,000	—	285,000,000

Total Investment Securities	$—	$490,023,774	$—	$490,023,774

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Government Money Market Fund	$23,160,919	$38,697,859

For the period ended June 30, 2023 purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Government Money Market Fund	$23,160,919	$38,697,859

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

11

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $492,249,215. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$–
Unrealized (depreciation)	–

Net unrealized appreciation/(depreciation)	$–

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Government Money Market Fund	$3,731,691	$–	$3,731,691

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Government Money Market Fund	$16,293	$—	$—	$—	$16,293

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) was attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

12

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission each month on Form N-MFP. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on the website.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® International Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Consolidated Expense Examples and Portfolio Composition Page 3

Consolidated Schedule of Portfolio Investments
Page 4

Consolidated Statement of Assets and Liabilities
Page 14

Consolidated Statement of Operations
Page 14

Consolidated Statements of Changes in Net Assets
Page 15

Consolidated Financial Highlights
Page 16

Notes to the Consolidated Financial Statements
Page 17

Other Information
Page 24

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Consolidated Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL International Index Fund, Class 1	$1,000.00	$1,116.50	$2.26	0.43%

AZL International Index Fund, Class 2	$1,000.00	$1,116.00	$3.57	0.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL International Index Fund, Class 1	$1,000.00	$1,022.66	$2.16	0.43%

AZL International Index Fund, Class 2	$1,000.00	$1,021.42	$3.41	0.68%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	17.7%

Industrials	16.5

Health Care	13.0

Consumer Discretionary	12.2

Consumer Staples	10.0

Information Technology	8.1

Materials	7.3

Energy	4.2

Communication Services	4.1

Utilities	3.4

Real Estate	2.3

Total Common Stocks and Preferred Stocks	98.8

Short-Term Security Held as Collateral for Securities on Loan	0.9

Unaffiliated Investment Company	— †

Total Investment Securities	99.7

Net other assets (liabilities)	0.3

Net Assets	100.0%

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	22.2%
United Kingdom	13.0
France	11.3
Switzerland	10.4
Germany	8.4
Australia	7.3
Netherlands	6.9
Denmark	3.3
Sweden	2.7
Spain	2.5
All other countries	11.7

Total Investment Securities	99.7
Net other assets (liabilities)	0.3

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (1.6%):
47,028	Airbus SE	$6,797,496
244,859	BAE Systems plc	2,888,603
1,828	Dassault Aviation SA	365,728
2,295	Elbit Systems, Ltd.	478,668
7,036	Kongsberg Gruppen ASA	320,187
4,312	MTU Aero Engines AG	1,117,152
3,321	Rheinmetall AG	911,759
675,295	Rolls-Royce Holdings plc*	1,296,770
6,378	Saab AB, Class B	344,910
27,203	Safran SA	4,273,499
127,200	Singapore Technologies Engineering, Ltd.	347,099
8,612	Thales SA	1,288,989

		20,430,860

Air Freight & Logistics (0.6%):
80,061	Deutsche Post AG	3,909,198
14,786	DSV A/S	3,112,199
5,800	NIPPON EXPRESS HOLDINGS, INC.	327,142
21,200	SG Holdings Co., Ltd.	302,506
21,600	Yamato Holdings Co., Ltd.	390,679

		8,041,724

Automobile Components (3.2%):
10,600	Aisin Corp.	327,692
26,721	Bayerische Motoren Werke AG	3,281,461
46,100	Bridgestone Corp.	1,894,462
54,750	Cie Generale des Etablissements Michelin SCA	1,618,324
8,230	Continental AG	620,189
35,000	Denso Corp.	2,359,817
122,600	Honda Motor Co., Ltd.	3,703,956
49,200	Isuzu Motors, Ltd.	599,070
16,300	Koito Manufacturing Co., Ltd.	295,886
46,900	Mazda Motor Corp.	458,398
68,173	Mercedes-Benz Group AG	5,486,144
191,700	Nissan Motor Co., Ltd.	791,739
16,054	Renault SA	677,314
6,855	Stellantis NV	120,655
50,400	Subaru Corp.	953,672
54,000	Sumitomo Electric Industries, Ltd.	662,691
29,700	Suzuki Motor Corp.	1,079,373
844,830	Toyota Motor Corp.	13,502,663
18,025	Valeo	386,731
45,248	Volvo Car AB, Class B*^	179,980
22,500	Yamaha Motor Co., Ltd.	648,408

		39,648,625

Automobiles (0.6%):
8,726	Dr Ing hc F Porsche AG	1,082,926
9,968	Ferrari NV	3,263,062
170,799	Stellantis NV	3,001,722
2,396	Volkswagen AG	399,707

		7,747,417

Banks (9.3%):
34,205	ABN AMRO Bank NV	531,973
81,200	AIB Group plc	341,590
237,447	ANZ Group Holdings, Ltd.	3,764,430
475,951	Banco Bilbao Vizcaya Argentaria SA	3,669,573
1,310,625	Banco Santander SA	4,862,589
96,434	Bank Hapoalim BM	791,427
124,590	Bank Leumi Le-Israel BM	934,108

Shares		Value
Common Stocks, continued
Banks, continued
87,644	Bank of Ireland Group plc	$837,275
2,155	Banque Cantonale Vaudoise, Registered Shares	227,731
1,247,325	Barclays plc	2,436,052
88,975	BNP Paribas SA	5,619,956
299,000	BOC Hong Kong Holdings, Ltd.	915,198
328,666	CaixaBank SA	1,363,127
41,200	Chiba Bank, Ltd. (The)	249,981
85,909	Commerzbank AG	951,178
134,964	Commonwealth Bank of Australia	9,047,950
78,500	Concordia Financial Group, Ltd.	309,411
98,218	Credit Agricole SA^	1,166,656
55,665	Danske Bank A/S*	1,355,849
146,100	DBS Group Holdings, Ltd.	3,416,917
75,072	DNB Bank ASA	1,404,103
27,754	Erste Group Bank AG	974,454
50,162	FinecoBank Banca Fineco SpA	676,566
58,300	Hang Seng Bank, Ltd.	830,345
1,588,922	HSBC Holdings plc	12,565,382
288,308	ING Groep NV	3,893,103
1,279,815	Intesa Sanpaolo SpA	3,363,433
105,115	Israel Discount Bank, Ltd., Class A	522,953
120,700	Japan Post Bank Co,m Ltd,	945,746
19,310	KBC Group NV	1,350,194
5,321,269	Lloyds Banking Group plc	2,949,481
45,023	Mediobanca Banca di Credito Finanziario SpA	539,852
909,600	Mitsubishi UFJ Financial Group, Inc.	6,714,785
12,599	Mizrahi Tefahot Bank, Ltd.	421,333
190,163	Mizuho Financial Group, Inc.	2,902,778
251,614	National Australia Bank, Ltd.	4,440,184
428,442	NatWest Group plc	1,315,254
258,423	Nordea Bank Abp	2,816,677
273,199	Oversea-Chinese Banking Corp., Ltd.	2,489,852
175,187	Resona Holdings, Inc.	839,556
317,881	Sberbank of Russia*(a)(b)	—
33,000	Shizuoka Financial Group, Inc.	239,762
12,520	SinoPac Financial Holdings Co., Ltd.	6,988
130,163	Skandinaviska Enskilda Banken AB, Class A	1,440,633
57,939	Societe Generale SA	1,508,117
190,526	Standard Chartered plc	1,661,331
103,769	Sumitomo Mitsui Financial Group, Inc.	4,441,895
26,803	Sumitomo Mitsui Trust Holdings, Inc.	959,179
117,713	Svenska Handelsbanken AB, Class A	987,696
67,627	Swedbank AB, Class A	1,142,557
3,719	TCS Group Holding plc, GDR*(a)	—
—	Turkiye Is Bankasi AS, Class C	—
146,861	UniCredit SpA	3,424,497
95,173	United Overseas Bank, Ltd.	1,973,380
97,280,589	VTB Bank PJSC*(a)(b)	—
278,304	Westpac Banking Corp.	3,969,167

		116,504,204

Beverages (2.0%):
70,159	Anheuser-Busch InBev SA	3,973,158
36,800	Asahi Group Holdings, Ltd.	1,426,627
137,100	Budweiser Brewing Co. APAC, Ltd.	353,539
7,856	Carlsberg AS, Class B	1,256,300
15,762	Coca-Cola Europacific Partners plc	1,014,706
16,149	Coca-Cola HBC AG	481,100
39,691	David Campari-Milano NV, Class M	550,009

See accompanying notes to the financial statements.

4

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
179,598	Diageo plc	$7,702,773
8,891	Heineken Holding NV	773,000
20,369	Heineken NV	2,096,009
66,500	Kirin Holdings Co., Ltd.	971,289
16,596	Pernod Ricard SA	3,666,357
1,876	Remy Cointreau SA	300,737
10,600	Suntory Beverage & Food, Ltd.	384,412
55,069	Treasury Wine Estates, Ltd.	413,673

		25,363,689

Biotechnology (0.9%):
4,465	Argenx SE*	1,737,009
110	Celltrion, Inc.	12,830
38,551	CSL, Ltd.	7,132,220
5,171	Genmab A/S*	1,962,920
22,071	Grifols SA*	283,046
13,318	Swedish Orphan Biovitrum AB*	259,831

		11,387,856

Broadline Retail (0.8%):
2,694	Hanwha Galleria Corp.*	3,125
10,534	Next plc	924,926
965	Ozon Holdings plc, ADR*(a)	—
321	Ozon Holdings plc, ADR*(a)(b)	—
31,900	Pan Pacific International Holdings Corp.	571,701
63,928	Prosus NV	4,677,675
109,300	Rakuten Group, Inc.	380,732
89,762	Wesfarmers, Ltd.	2,959,462

		9,517,621

Building Products (1.1%):
14,700	AGC, Inc.^	529,115
80,676	Assa Abloy AB, Class B	1,937,261
38,403	Cie de Saint-Gobain	2,339,188
21,000	Daikin Industries, Ltd.	4,287,064
2,715	Geberit AG, Registered Shares	1,421,842
12,620	Kingspan Group plc	840,142
24,300	Lixil Corp.	308,647
122,306	Nibe Industrier AB, Class B	1,162,906
817	ROCKWOOL A/S, Class B	211,303
10,800	TOTO, Ltd.	325,777
131,000	Xinyi Glass Holdings, Ltd.	204,814

		13,568,059

Capital Markets (2.5%):
78,825	3i Group plc	1,957,240
154,007	abrdn plc	427,322
4,937	Amundi SA	291,757
16,066	ASX, Ltd.	676,593
100,600	Daiwa Securities Group, Inc.	520,579
154,388	Deutsche Bank AG	1,619,882
15,031	Deutsche Boerse AG	2,775,724
28,691	EQT AB	552,801
7,317	Euronext NV	497,643
5,487	Futu Holdings, Ltd., ADR*^	218,053
27,012	Hargreaves Lansdown plc	279,687
91,693	Hong Kong Exchanges & Clearing, Ltd.	3,487,130
38,300	Japan Exchange Group, Inc.	670,084
17,255	Julius Baer Group, Ltd.	1,088,282
31,846	London Stock Exchange Group plc	3,374,067
29,528	Macquarie Group, Ltd.	3,517,921
45,462	Moscow Exchange MICEX-RTS PJSC*(a)(b)	—

Shares		Value
Common Stocks, continued
Capital Markets, continued
235,900	Nomura Holdings, Inc.	$895,388
1,832	Partners Group Holding AG	1,725,479
18,590	SBI Holdings, Inc.	358,912
74,473	Schroders plc	414,220
64,600	Singapore Exchange, Ltd.	460,035
41,470	St James’s Place plc	573,036
261,978	UBS Group AG	5,331,597

		31,713,432

Chemicals (3.0%):
41,697	Air Liquide SA	7,474,806
13,575	Akzo Nobel NV	1,109,114
5,156	Arkema SA	486,317
103,200	Asahi Kasei Corp.	700,600
71,199	BASF SE	3,456,562
8,009	Chr Hansen Holding A/S	557,139
17,007	Clariant AG	245,908
14,675	Covestro AG*	761,932
11,396	Croda International plc	814,325
14,106	DSM-Firmenich AG*	1,517,875
586	EMS-Chemie Holding AG	443,948
15,923	Evonik Industries AG	302,636
746	Givaudan SA, Registered Shares	2,475,502
2,389	Hanwha Solutions Corp.*	77,258
53,836	ICL Group, Ltd.	294,972
15,179	Johnson Matthey plc	337,598
14,100	JSR Corp.	405,397
97,000	Mitsubishi Chemical Group Corp.	584,914
13,900	Mitsui Chemicals, Inc.	410,830
62,900	Nippon Paint Holdings Co., Ltd.	520,044
13,900	Nippon Sanso Holdings Corp.	302,170
10,600	Nissan Chemical Corp.	456,840
10,800	Nitto Denko Corp.	800,633
16,801	Novozymes A/S, B Shares	782,608
8,000	OCI NV	192,034
34,383	Orica, Ltd.	340,931
1,447	PhosAgro PJSC(a)(b)	—
27	Phosagro Public Joint Stock Co., GDR*(a)	—
147,100	Shin-Etsu Chemical Co., Ltd.	4,889,640
11,746	Sika AG, Registered Shares	3,360,560
5,641	Solvay SA, Class A	631,717
121,000	Sumitomo Chemical Co., Ltd.	368,359
10,716	Symrise AG	1,122,506
115,800	Toray Industries, Inc.	647,015
19,100	Tosoh Corp.	226,469
17,362	Umicore SA	485,293
1,454	Wacker Chemie AG	199,515
12,572	Yara International ASA	444,090

		38,228,057

Commercial Services & Supplies (0.4%):
105,801	Brambles, Ltd.	1,018,082
18,700	Dai Nippon Printing Co., Ltd.	530,251
203,376	Rentokil Initial plc	1,588,257
17,000	Secom Co., Ltd.	1,151,231
37,053	Securitas AB, Class B	304,425
21,600	TOPPAN, INC.	466,735

		5,058,981

Communications Equipment (0.2%):
434,694	Nokia Oyj	1,824,029

See accompanying notes to the financial statements.

5

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Communications Equipment, continued
235,556	Telefonaktiebolaget LM Ericsson, Class B	$1,285,198

		3,109,227

Construction & Engineering (0.8%):
16,519	ACS Actividades de Construccion y Servicios SA	580,748
17,061	Bouygues SA	572,952
5,855	Eiffage SA	611,350
39,327	Ferrovial SE*	1,245,042
31,800	Kajima Corp.	481,048
49,300	Obayashi Corp.	427,244
49,400	Shimizu Corp.	312,016
28,674	Skanska AB, Class B	402,443
13,600	Taisei Corp.	475,729
42,334	Vinci SA	4,919,896

		10,028,468

Construction Materials (0.6%):
59,013	CRH plc	3,259,121
11,884	Heidelberg Materials AG	975,760
44,751	Holcim AG	3,009,563
34,080	James Hardie Industries plc	908,246

		8,152,690

Consumer Finance (0.0%†):
—	Isracard, Ltd.	2

Consumer Staples Distribution & Retail (1.3%):
52,900	Aeon Co., Ltd.	1,082,988
48,162	Carrefour SA^	912,639
107,929	Coles Group, Ltd.	1,326,206
118,540	Endeavour Group, Ltd.	499,206
12,116	HelloFresh SE*	299,554
133,541	J Sainsbury plc	457,084
23,703	Jeronimo Martins SGPS SA	653,438
22,901	Kesko Oyj, Class B	430,953
11,400	Kobe Bussan Co., Ltd.	294,720
77,717	Koninklijke Ahold Delhaize NV	2,650,659
2,004	Magnit PJSC*(a)(b)	—
8,700	MatsukiyoCocokara & Co.	488,943
47,375	Ocado Group plc*	342,209
60,700	Seven & i Holdings Co., Ltd.	2,624,815
597,360	Tesco plc	1,887,370
6,600	Welcia Holdings Co., Ltd.	137,340
95,784	Woolworths Group, Ltd.	2,540,907
3,565	X5 Retail Group NV, GDR*(a)	—

		16,629,031

Containers & Packaging (0.1%):
23,221	SIG Group AG	641,937
20,419	Smurfit Kappa Group plc	681,504

		1,323,441

Distributors (0.0%†):
2,056	D’ieteren Group	363,554

Diversified Consumer Services (0.1%):
18,013	IDP Education, Ltd.	266,297
48,999	Pearson plc	516,297

		782,594

Diversified REITs (0.4%):
71,275	British Land Co. plc (The)	274,828
3,599	Covivio SA	170,245
167	Daiwa House REIT Investment Corp.	320,555

Shares		Value
Common Stocks, continued
Diversified REITs, continued
91,238	Dexus	$474,741
160,534	GPT Group (The)	443,563
51,805	Land Securities Group plc	378,779
336,024	Mirvac Group	507,924
126	Nippon Building Fund, Inc.^	495,670
322	Nomura Real Estate Master Fund, Inc.	371,384
98,328	Segro plc	896,315
201,393	Stockland	543,016
293,814	Vicinity, Ltd.	361,101

		5,238,121

Diversified Telecommunication Services (1.8%):
561,580	BT Group plc	873,589
44,186	Cellnex Telecom SA	1,791,136
257,519	Deutsche Telekom AG	5,612,589
10,800	Elisa Oyj	576,795
333,525	HKT Trust & HKT, Ltd.	388,470
28,522	Infrastrutture Wireless Italiane SpA	376,557
268,346	Koninklijke KPN NV	957,875
2,360,100	Nippon Telegraph & Telephone Corp.	2,796,760
148,319	Orange SA	1,734,617
666,400	Singapore Telecommunications, Ltd.	1,234,979
142,233	Spark New Zealand, Ltd.	444,435
2,092	Swisscom AG, Registered Shares	1,305,473
761,503	Telecom Italia SpA*	214,685
87,057	Telefonica Deutschland Holding AG	244,626
419,474	Telefonica SA	1,701,572
53,260	Telenor ASA	540,130
195,453	Telia Co. AB	428,794
329,257	Telstra Group, Ltd.	944,808

		22,167,890

Electric Utilities (1.9%):
2,028	Acciona SA^	344,388
1,549	BKW AG	273,701
49,000	Chubu Electric Power Co., Inc.	598,457
52,070	CK Infrastructure Holdings, Ltd.	275,636
133,500	CLP Holdings, Ltd.	1,039,142
236,366	EDP - Energias de Portugal SA	1,156,863
2,469	Elia Group SA/NV	313,621
26,114	Endesa SA^	560,944
648,312	Enel SpA	4,366,799
37,972	Fortum Oyj	508,454
463,691	Iberdrola SA	6,056,095
952,130	Inter Rao Ues PJSC*(a)(b)	—
54,000	Kansai Electric Power Co., Inc. (The)	678,517
62,734	Mercury NZ, Ltd.	250,260
141,758	Origin Energy, Ltd.	792,256
15,267	Orsted AS	1,442,598
105,500	Power Assets Holdings, Ltd.	553,391
30,305	Red Electrica Corp. SA^	508,868
84,709	SSE plc	1,984,171
114,749	Terna - Rete Elettrica Nazionale	977,339
122,700	Tokyo Electric Power Co. Holdings, Inc.*	450,069
5,165	Verbund AG, Class A	414,775

		23,546,344

Electrical Equipment (1.8%):
125,219	ABB, Ltd., Registered Shares	4,928,532
10,100	Fuji Electric Co., Ltd.	445,116
21,502	Legrand SA	2,132,829

See accompanying notes to the financial statements.

6

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
156,000	Mitsubishi Electric Corp.	$2,192,455
33,200	NIDEC CORP.	1,825,059
20,835	Prysmian SpA	872,571
43,297	Schneider Electric SE	7,890,863
40,267	Siemens Energy AG*	710,725
79,254	Vestas Wind Systems A/S*	2,106,011

		23,104,161

Electronic Equipment, Instruments & Components (1.5%):
8,200	Azbil Corp.	259,506
28,976	Halma plc	838,617
11,700	Hamamatsu Photonics KK	574,411
157,083	Hexagon AB, Class B	1,934,873
2,214	Hirose Electric Co., Ltd.	294,712
9,300	Ibiden Co., Ltd.	527,422
15,380	Keyence Corp.	7,274,238
25,900	Kyocera Corp.	1,407,973
46,400	Murata Manufacturing Co., Ltd.	2,662,702
15,200	Omron Corp.	931,233
18,100	Shimadzu Corp.	560,418
31,400	TDK Corp.	1,215,973
22,100	Venture Corp., Ltd.	241,435
17,300	Yokogawa Electric Corp.	317,518

		19,041,031

Energy Equipment & Services (0.0%†):
39,743	Tenaris SA	594,645

Entertainment (0.8%):
70,633	Bollore SE	440,125
13,400	Capcom Co., Ltd.	531,137
49,180	Embracer Group AB*^	123,137
8,260	Koei Tecmo Holdings Co., Ltd.	142,881
7,100	Konami Group Corp.	372,104
31,100	Nexon Co., Ltd.	595,999
82,800	Nintendo Co., Ltd.	3,766,781
29,061	Sea, Ltd., ADR*	1,686,701
6,500	Square Enix Holdings Co., Ltd.	302,687
9,200	Toho Co., Ltd.	350,040
65,263	Universal Music Group NV	1,449,847

		9,761,439

Financial Services (0.9%):
20,143	Edenred	1,348,665
3,632	Eurazeo SE	255,643
8,959	EXOR NV	800,437
3,200	GMO Payment Gateway, Inc.	249,850
7,548	Groupe Bruxelles Lambert NV	594,815
10,704	Industrivarden AB, Class A	296,899
11,693	Industrivarden AB, Class C	322,781
38,075	Investor AB	762,258
137,868	Investor AB, Class B	2,759,720
18,428	Kinnevik AB, Class B*	255,737
6,582	L E Lundbergforetagen AB	280,326
189,651	M&G plc	461,623
50,900	Mitsubishi HC Capital, Inc.	303,319
96,500	ORIX Corp.	1,765,030
1,204	Sofina SA	249,584
2,005	Wendel SE	205,964
19,597	Worldline SA*	717,179

		11,629,830

Shares		Value
Common Stocks, continued
Food Products (3.2%):
36,800	Ajinomoto Co., Inc.	$1,465,367
27,030	Associated British Foods plc	685,495
273	Barry Callebaut AG, Registered Shares	527,141
274,400	China Huishan Dairy Holdings Co., Ltd.*(a)	—
85	Chocoladefabriken Lindt & Spruengli AG	1,068,037
8	Chocoladefabriken Lindt & Spruengli AG	992,741
50,899	Danone SA	3,118,630
7,602	JDE Peet’s NV	226,114
12,854	Kerry Group plc, Class A	1,254,066
11,100	Kikkoman Corp.	626,442
16,904	MEIJI Holdings Co., Ltd.	377,666
31,757	Mowi ASA	504,185
219,082	Nestle SA, Registered Shares	26,368,341
14,545	Nisshin Seifun Group, Inc.	179,763
5,100	Nissin Foods Holdings Co., Ltd.	421,287
61,109	Orkla ASA, Class A	439,030
5,798	Salmar ASA	233,970
664,797	WH Group, Ltd.	353,307
166,500	Wilmar International, Ltd.	468,985
10,600	Yakult Honsha Co., Ltd.	671,679

		39,982,246

Gas Utilities (0.3%):
89,389	APA Group	578,164
18,899	Enagas SA^	371,302
918,135	Hong Kong & China Gas Co., Ltd.	794,085
11,581	Naturgy Energy Group SA	344,929
30,400	Osaka Gas Co., Ltd.	466,386
165,445	Snam SpA	864,537
29,800	Tokyo Gas Co., Ltd.	651,127

		4,070,530

Ground Transportation (0.6%):
139,342	Aurizon Holdings, Ltd.	364,853
11,600	Central Japan Railway Co.	1,454,865
24,413	East Japan Railway Co.	1,353,977
148,794	Grab Holdings, Ltd.*	510,363
18,700	Hankyu Hanshin Holdings, Inc.	619,453
8,100	Keio Corp.	254,727
10,500	Keisei Electric Railway Co., Ltd.	435,238
12,800	Kintetsu Group Holdings Co., Ltd.	443,555
129,494	MTR Corp., Ltd.	596,071
23,500	Odakyu Electric Railway Co., Ltd.	314,978
14,300	Tobu Railway Co., Ltd.	383,727
40,500	Tokyu Corp.	488,466
16,800	West Japan Railway Co.	699,239

		7,919,512

Health Care Equipment & Supplies (2.1%):
40,328	Alcon, Inc.	3,351,614
17,500	Asahi Intecc Co., Ltd.	344,124
3,108	BioMerieux	326,150
3,472	Carl Zeiss Meditec AG	375,393
5,393	Cochlear, Ltd.	825,039
9,588	Coloplast A/S, Class B	1,198,940
7,748	Demant A/S*	327,912
1,912	DiaSorin SpA	198,969
23,181	EssilorLuxottica SA	4,386,533
43,974	Fisher & Paykel Healthcare Corp., Ltd.	660,671
17,368	Getinge AB, Class B	304,547
127	HLB, Inc.*	3,156

See accompanying notes to the financial statements.

7

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
28,700	Hoya Corp.	$3,423,962
74,976	Koninklijke Philips NV*	1,622,351
98,600	Olympus Corp.	1,560,890
21,692	Siemens Healthineers AG	1,227,589
70,295	Smith & Nephew plc	1,134,084
4,195	Sonova Holding AG	1,117,842
8,629	Straumann Holding AG, Class R	1,401,657
13,700	Sysmex Corp.	936,588
50,100	Terumo Corp.	1,593,552

		26,321,563

Health Care Providers & Services (0.3%):
10,391	Amplifon SpA	381,332
105	Celltrion Healthcare Co., Ltd.	5,255
13,978	EBOS Group, Ltd.	316,165
15,701	Fresenius Medical Care AG & Co., KGaA	749,786
32,423	Fresenius SE & Co. KGaA	897,384
15,256	Ramsay Health Care, Ltd.	573,750
37,378	Sonic Healthcare, Ltd.	888,860

		3,812,532

Health Care Technology (0.1%):
36,000	M3, Inc.	778,371

Hotels, Restaurants & Leisure (1.7%):
12,982	Accor SA	482,697
47,923	Aristocrat Leisure, Ltd.	1,240,663
138,990	Compass Group plc	3,887,369
13,159	Delivery Hero SE*	580,039
48,536	Entain plc	788,107
14,265	Evolution AB	1,808,302
14,053	Flutter Entertainment plc*	2,828,108
176,000	Galaxy Entertainment Group, Ltd.*	1,123,324
521,157	Genting Singapore, Ltd.	361,721
14,222	InterContinental Hotels Group plc	981,959
14,853	Just Eat Takeaway.com NV*	227,841
9,131	La Francaise des Jeux SAEM	359,481
169,008	Lottery Corp., Ltd. (The)	579,535
7,029	McDonald’s Holdings Co., Ltd.	273,395
17,520	Meituan*	275,391
86,900	Oriental Land Co., Ltd.	3,393,021
184,732	Sands China, Ltd.*	632,265
6,718	Sodexo SA	739,747
15,373	Whitbread plc	661,443

		21,224,408

Household Durables (1.2%):
82,761	Barratt Developments plc	434,403
8,253	Berkeley Group Holdings plc	411,006
11,900	Iida Group Holdings Co., Ltd.	201,408
6,700	Open House Group Co., Ltd.	241,724
178,200	Panasonic Holdings Corp.	2,183,173
27,040	Persimmon plc	352,460
1,891	SEB SA	195,495
29,700	Sekisui Chemical Co., Ltd.	429,662
49,800	Sekisui House, Ltd.	1,007,863
16,000	Sharp Corp.^	89,171
100,300	Sony Group Corp.	8,997,609
259,842	Taylor Wimpey plc	339,354

		14,883,328

Shares		Value
Common Stocks, continued
Household Products (0.6%):
47,177	Essity AB, Class B	$1,256,159
7,943	Henkel AG & Co. KGaA	559,003
57,015	Reckitt Benckiser Group plc	4,281,148
32,600	Unicharm Corp.	1,207,988

		7,304,298

Independent Power and Renewable Electricity Producers (0.2%):
6,231	Corp ACCIONA Energias Renovables SA^	208,463
19,458	EDP Renovaveis SA	389,696
103,728	Meridian Energy, Ltd.	357,303
50,524	RWE AG	2,198,958

		3,154,420

Industrial Conglomerates (1.6%):
215,744	CK Hutchison Holdings, Ltd.	1,320,603
8,216	DCC plc	459,160
74,720	Hitachi, Ltd.	4,625,022
12,438	Investment AB Latour, Class B	246,915
6,600	Jardine Cycle & Carriage, Ltd.	170,388
12,100	Jardine Matheson Holdings, Ltd.	613,723
111,400	Keppel Corp., Ltd.	554,613
20,043	Lifco AB, Class B	436,327
60,945	Siemens AG, Registered Shares	10,143,232
26,917	Smiths Group plc	563,108
31,600	Toshiba Corp.	990,577

		20,123,668

Industrial REITs (0.3%):
256,683	CapitaLand Ascendas REIT	517,872
340	GLP J-Reit	335,292
136,410	Goodman Group	1,826,883
271,034	Mapletree Logistics Trust	325,475
184	Nippon Prologis REIT, Inc.	369,165
12,391	Warehouses De Pauw CVA	339,864

		3,714,551

Insurance (5.0%):
13,489	Admiral Group plc	357,367
134,420	Aegon NV	680,732
13,611	Ageas SA/NV	551,593
927,600	AIA Group, Ltd.	9,464,835
32,215	Allianz SE, Registered Shares+	7,492,780
80,732	Assicurazioni Generali SpA	1,644,058
226,219	Aviva plc	1,139,964
146,130	AXA SA	4,316,783
3,478	Baloise Holding AG, Registered Shares	511,656
75,700	Dai-ichi Life Holdings, Inc.	1,452,257
15,186	Gjensidige Forsikring ASA	243,492
4,905	Hannover Rueck SE	1,040,003
2,957	Helvetia Holding AG, Registered Shares	400,394
187,315	Insurance Australia Group, Ltd.	713,499
174,800	Japan Post Holdings Co., Ltd.	1,257,040
15,600	Japan Post Insurance Co., Ltd.	234,566
482,101	Legal & General Group plc	1,397,303
207,807	Medibank Pvt, Ltd.	488,915
34,611	MS&AD Insurance Group Holdings, Inc.	1,233,375
11,267	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,224,565
19,973	NN Group NV	741,045
56,342	Phoenix Group Holdings plc	380,753
43,375	Poste Italiane SpA	470,538

See accompanying notes to the financial statements.

8

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
217,685	Prudential plc	$3,069,369
119,821	QBE Insurance Group, Ltd.	1,260,782
38,718	Sampo Oyj, A Shares	1,736,293
25,225	Sompo Holdings, Inc.	1,130,959
103,227	Suncorp Group, Ltd.	931,018
2,388	Swiss Life Holding AG	1,397,575
24,342	Swiss Re AG	2,451,820
39,836	T&D Holdings, Inc.	588,607
5,045	Talanx AG	289,198
144,800	Tokio Marine Holdings, Inc.	3,343,662
27,304	Tryg A/S	591,069
12,053	Zurich Insurance Group AG	5,728,026

		62,955,891

Interactive Media & Services (0.2%):
25,768	Adevinta ASA*	169,070
71,470	Auto Trader Group plc	553,848
3,995	REA Group, Ltd.	382,621
6,090	Scout24 SE	386,007
28,658	SEEK, Ltd.	415,707
3,760	VK Co., Ltd., GDR*(a)	—
9,068	Yandex NV, Class A*(a)	—
224,800	Z Holdings Corp.	542,925

		2,450,178

IT Services (0.8%):
6,916	Bechtle AG	274,005
12,869	Capgemini SE	2,437,686
14,000	Fujitsu, Ltd.	1,805,165
6,900	Itochu Techno-Solutions Corp.	174,618
20,200	NEC Corp.	982,251
32,038	Nomura Research Institute, Ltd.	883,667
52,500	NTT Data Corp.	735,163
5,300	Obic Co., Ltd.	849,799
8,700	Otsuka Corp.	338,591
13,500	SCSK Corp.	212,510
18,500	TIS, Inc.	463,576
4,347	Wix.com, Ltd.*	340,109

		9,497,140

Leisure Products (0.2%):
48,600	Bandai Namco Holdings, Inc.	1,124,691
5,900	Shimano, Inc.	987,684
10,700	Yamaha Corp.	411,520

		2,523,895

Life Sciences Tools & Services (0.5%):
2,520	Bachem Holding AG, Registered B	220,119
10,204	Eurofins Scientific SE^	648,081
5,920	Lonza Group AG	3,536,355
18,590	QIAGEN NV*	833,818
1,990	Sartorius AG	682,355
2,285	Sartorius Stedim Biotech	570,959

		6,491,687

Machinery (3.1%):
22,193	Alfa Laval AB	809,629
26,350	Alstom SA	786,464
212,445	Atlas Copco AB, Class A	3,065,035
125,968	Atlas Copco AB, Class B	1,570,067
82,584	CNH Industrial NV	1,193,526
24,300	Daifuku Co., Ltd.	497,620

Shares		Value
Common Stocks, continued
Machinery, continued
36,528	Daimler Truck Holding AG	$1,315,049
50,260	Epiroc AB, Class A	952,349
29,884	Epiroc AB, Class B	483,512
75,700	FANUC Corp.	2,661,918
12,696	GEA Group AG	530,541
7,700	Hitachi Construction Machinery Co., Ltd.	216,916
9,400	Hoshizaki Corp.	338,067
33,497	Husqvarna AB, B Shares	303,951
20,933	Indutrade AB	472,509
5,878	Knorr-Bremse AG	448,741
74,400	Komatsu, Ltd.	2,013,348
26,333	Kone Oyj, Class B	1,375,401
81,700	Kubota Corp.^	1,190,276
8,400	Kurita Water Industries, Ltd.	322,885
18,500	Makita Corp.	519,346
50,641	Metso Oyj	610,004
30,600	MINEBEA MITSUMI, Inc.	579,520
21,600	MISUMI Group, Inc.	432,357
26,000	Mitsubishi Heavy Industries, Ltd.	1,216,511
20,900	NGK Insulators, Ltd.	250,042
423	Rational AG	306,019
86,048	Sandvik AB	1,680,825
3,073	Schindler Holding AG	721,108
1,919	Schindler Holding AG, Registered Shares	431,352
3,435,869	Seatrium, Ltd.*	318,251
29,127	SKF AB, B Shares	507,434
4,400	SMC Corp.	2,445,776
6,041	Spirax-Sarco Engineering plc	795,589
111,000	Techtronic Industries Co., Ltd.	1,214,625
12,100	Toyota Industries Corp.	868,141
2,069	VAT Group AG	857,169
15,205	Volvo AB, Class A	324,376
121,785	Volvo AB, Class B	2,526,960
35,945	Wartsila Oyj Abp, Class B	404,950
19,700	Yaskawa Electric Corp.	906,997

		38,465,156

Marine Transportation (0.4%):
228	AP Moller - Maersk A/S, Class A	397,942
408	AP Moller - Maersk A/S, Class B	717,899
11,000	Kawasaki Kisen Kaisha, Ltd.	266,895
4,385	Kuehne + Nagel International AG	1,296,647
28,500	Mitsui OSK Lines, Ltd.	682,083
39,200	Nippon Yusen KK	871,214
104,000	SITC International Holdings Co., Ltd.	190,883

		4,423,563

Media (0.4%):
34,500	CyberAgent, Inc.	251,988
16,577	Dentsu Group, Inc.	543,785
17,600	Hakuhodo DY Holdings, Inc.	185,843
115,470	Informa plc	1,064,234
17,649	Publicis Groupe SA	1,376,649
54,314	Vivendi SE	500,691
86,428	WPP plc	903,289

		4,826,479

Metals & Mining (3.3%):
77,337	Alrosa PAO*(a)(b)	—
100,521	Anglo American plc	2,848,744
29,973	Antofagasta plc	558,484

See accompanying notes to the financial statements.

9

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
38,457	ArcelorMittal SA	$1,047,641
403,574	BHP Group, Ltd.	12,038,747
35,184	BlueScope Steel, Ltd.	485,288
22,331	Boliden AB	646,613
14,787	Endeavour Mining PLC	355,518
136,631	Fortescue Metals Group, Ltd.	2,034,389
850,191	Glencore plc	4,821,956
51,460	IGO, Ltd.	525,114
41,800	JFE Holdings, Inc.	599,877
14,064	Mineral Resources, Ltd.	675,438
1,857	MMC Norilsk Nickel PJSC*(a)(b)	—
68,956	Newcrest Mining, Ltd.	1,231,760
65,148	Nippon Steel Corp.	1,367,697
110,543	Norsk Hydro ASA	657,313
89,610	Northern Star Resources, Ltd.	727,296
42,350	Novolipetsk Steel PJSC*(a)(b)	—
193,306	Pilbara Minerals, Ltd.	637,332
10,301	Polymetal International plc*(a)(b)	—
1,026	Polyus PJSC*(a)(b)	—
89,182	Rio Tinto plc	5,664,768
29,106	Rio Tinto, Ltd.	2,239,451
6,613	Severstal*(a)(b)	—
370,193	South32, Ltd.	933,421
20,400	Sumitomo Metal Mining Co., Ltd.	657,578
84,297	United Co. RUSAL International PJSC(a)(b)	—
9,422	voestalpine AG	338,550

		41,092,975

Multi-Utilities (0.9%):
452,926	Centrica plc	713,167
177,107	E.ON SE	2,257,250
143,755	Engie SA	2,390,866
295,598	National Grid plc	3,905,432
53,712	Veolia Environnement SA	1,698,023

		10,964,738

Office REITs (0.1%):
3,809	Gecina SA	405,736
100	Japan Real Estate Investment Corp.	380,517

		786,253

Oil, Gas & Consumable Fuels (4.1%):
26,158	Aker BP ASA	613,217
18,095	Ampol, Ltd.	362,861
1,409,460	BP plc	8,256,464
250,220	ENEOS Holdings, Inc.	857,421
184,914	Eni SpA	2,666,109
74,561	Equinor ASA	2,166,863
41,896	Galp Energia SGPS SA	489,817
354,974	Gazprom PJSC*(a)(b)	—
17,887	Idemitsu Kosan Co., Ltd.	359,108
84,600	Inpex Corp.^	943,568
12,219	LUKOIL PJSC*(a)(b)	—
32,856	Neste Oyj	1,266,180
27,220	Novatek PJSC(a)(b)	—
12,445	OMV AG	527,266
105,732	Repsol SA^	1,537,197
34,912	Rosneft Oil Co. PJSC(a)(b)	—
254,684	Santos, Ltd.	1,282,475
545,448	Shell plc	16,237,307
50	SK Innovation Co., Ltd.*	6,015

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
171,452	Surgutneftegas PJSC(a)(b)	$—
199,091	Surgutneftegas Prefernce(a)(b)	—
43,241	Tatneft PJSC(a)(b)	—
188,441	TotalEnergies SE	10,798,983
15,937	Washington H Soul Pattinson & Co., Ltd.	337,783
144,176	Woodside Energy Group, Ltd.	3,327,128
6,149	Woodside Energy Group, Ltd.	142,370

		52,178,132

Paper & Forest Products (0.3%):
7,469	Holmen AB, B Shares	268,524
36,635	Mondi plc	559,258
62,500	Oji Holdings Corp.	234,134
41,849	Stora Enso Oyj, Class R	484,965
50,586	Svenska Cellulosa AB SCA, Class B	645,527
42,807	UPM-Kymmene Oyj	1,275,626

		3,468,034

Passenger Airlines (0.2%):
12,100	ANA Holdings, Inc.*	288,722
50,751	Deutsche Lufthansa AG*	519,409
12,270	Japan Airlines Co., Ltd.	266,574
70,174	Qantas Airways, Ltd.*	290,923
102,150	Singapore Airlines, Ltd.	540,734

		1,906,362

Personal Care Products (2.0%):
8,162	Beiersdorf AG	1,079,787
409,895	Haleon plc	1,686,575
37,600	Kao Corp.	1,361,998
4,200	Kobayashi Pharmaceutical Co., Ltd.	228,547
2,500	Kose Corp.^	240,342
19,234	L’Oreal SA	8,975,214
31,000	Shiseido Co., Ltd.	1,404,637
201,899	Unilever plc	10,525,809

		25,502,909

Pharmaceuticals (9.1%):
144,100	Astellas Pharma, Inc.	2,147,525
123,444	AstraZeneca plc	17,679,023
78,511	Bayer AG, Registered Shares	4,340,141
26	Celltrion Pharm, Inc.*	1,515
51,800	Chugai Pharmaceutical Co., Ltd.	1,473,348
147,300	Daiichi Sankyo Co., Ltd.	4,671,577
20,300	Eisai Co., Ltd.	1,368,189
322,791	GSK plc	5,701,074
12,542	Hikma Pharmaceuticals plc	301,266
3,054	Ipsen SA	367,491
2,556	Kangmei Pharmaceutical Co. A*(a)	—
22,000	Kyowa Kirin Co., Ltd.	406,713
10,430	Merck KGaA	1,724,251
4,100	Nippon Shinyaku Co., Ltd.	167,259
163,269	Novartis AG	16,482,920
131,882	Novo Nordisk A/S, Class B	21,303,880
30,400	Ono Pharmaceutical Co., Ltd.	551,264
9,112	Orion Oyj, Class B	378,089
29,900	Otsuka Holdings Co., Ltd.	1,095,966
8,986	Recordati Industria Chimica e Farmaceutica SpA	429,451
55,970	Roche Holding AG	17,108,959
2,550	Roche Holding AG	837,108
90,308	Sanofi	9,680,361
21,500	Shionogi & Co., Ltd.	908,472

See accompanying notes to the financial statements.

10

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
126,073	Takeda Pharmaceutical Co., Ltd.	$3,963,019
83,515	Teva Pharmaceutical Industries, Ltd., ADR*	628,868
10,307	UCB SA	913,394

		114,631,123

Professional Services (2.1%):
13,783	Adecco Group AG	450,012
1,714	Adyen NV*	2,969,416
36,231	Amadeus IT Group SA*	2,762,032
11,400	BayCurrent Consulting, Inc.	428,337
22,303	Bureau Veritas SA	611,708
44,998	Computershare, Ltd.	704,357
74,346	Experian plc	2,856,322
12,261	Intertek Group plc	665,420
44,818	Nexi SpA*	351,834
13,500	Persol Holdings Co., Ltd.	244,333
9,079	Randstad NV	478,432
114,100	Recruit Holdings Co., Ltd.	3,641,711
152,837	RELX plc	5,094,514
11,940	SGS SA, Registered Shares	1,128,035
4,771	Teleperformance	800,858
48,972	Wise plc, Class A*	408,573
20,300	Wolters Kluwer NV	2,577,342

		26,173,236

Real Estate Management & Development (1.2%):
3,664	Azrieli Group, Ltd.	207,222
199,200	CapitaLand Investment, Ltd.	489,712
60,000	China Evergrande Group*	5,248
33,900	City Developments, Ltd.	169,043
160,744	CK Asset Holdings, Ltd.	892,122
4,700	Daito Trust Construction Co., Ltd.	476,940
48,400	Daiwa House Industry Co., Ltd.	1,279,321
165,400	ESR Group, Ltd.	284,760
47,911	Fastighets AB Balder, B Shares*	175,141
173,000	Hang Lung Properties, Ltd.	267,022
109,956	Henderson Land Development Co., Ltd.	327,875
96,400	Hongkong Land Holdings, Ltd.	376,623
29,800	Hulic Co., Ltd.	255,773
5,995	LEG Immobilien SE	344,266
50,412	Lendlease Corp., Ltd.	260,797
90,800	Mitsubishi Estate Co., Ltd.	1,083,176
72,800	Mitsui Fudosan Co., Ltd.	1,452,660
114,655	New World Development Co., Ltd.	283,205
9,400	Nomura Real Estate Holdings, Inc.	223,627
13,919	Sagax AB, Class B	275,204
41,676	Shimao Group Holdings, Ltd.*	7,403
302,601	Sino Land Co., Ltd.	372,122
22,800	Sumitomo Realty & Development Co., Ltd.	565,154
112,000	Sun Hung Kai Properties, Ltd.	1,412,694
81,000	Sunac China Holdings, Ltd.*	14,174
42,964	Swire Pacific, Ltd., Class A	330,563
96,400	Swire Properties, Ltd.	237,621
5,841	Swiss Prime Site AG, Registered Shares	507,059
36,896	UOL Group, Ltd.	175,760
57,805	Vonovia SE	1,128,506
127,300	Wharf Real Estate Investment Co., Ltd.	637,167

		14,517,960

Retail REITs (0.3%):
404,713	CapitaLand Integrated Commercial Trust	572,546

Shares		Value
Common Stocks, continued
Retail REITs, continued
591	Japan Metropolitan Fund Invest	$394,765
17,429	Klepierre SA	432,364
204,420	Link REIT	1,138,119
182,400	Mapletree Pan Asia Commercial Trust	218,906
424,787	Scentre Group	750,102
9,878	Unibail-Rodamco-Westfield*	522,034

		4,028,836

Semiconductors & Semiconductor Equipment (3.5%):
14,700	Advantest Corp.	1,969,485
3,783	ASM International NV	1,608,677
32,116	ASML Holding NV	23,245,608
6,600	Disco Corp.	1,044,259
103,656	Infineon Technologies AG	4,274,418
6,100	Lasertec Corp.	922,042
101,400	Renesas Electronics Corp.*	1,919,173
7,400	Rohm Co., Ltd.	699,506
53,706	STMicroelectronics NV	2,671,536
28,800	SUMCO Corp.	407,669
35,700	Tokyo Electron, Ltd.	5,112,899
8,897	Tower Semiconductor, Ltd.*	328,948

		44,204,220

Software (1.6%):
8,103	Check Point Software Technologies, Ltd.*	1,017,899
3,389	CyberArk Software, Ltd.*	529,802
52,250	Dassault Systemes SE	2,316,862
1,521	Monday.com, Ltd.*	260,426
4,385	Nemetschek SE	328,350
5,127	Nice, Ltd.*	1,058,729
2,800	Oracle Corp.	208,091
84,002	Sage Group plc (The)	986,625
83,484	SAP SE	11,398,139
5,103	Temenos AG, Registered Shares	406,426
11,100	Trend Micro, Inc.	537,604
11,262	WiseTech Global, Ltd.	603,204
10,262	Xero, Ltd.*	819,964

		20,472,121

Specialty Retail (0.9%):
7,852	Dufry AG, Registered Shares*	358,026
13,800	Fast Retailing Co., Ltd.	3,543,145
55,987	H & M Hennes & Mauritz AB, Class B^	963,191
1,500	Hikari Tsushin, Inc.	215,596
88,107	Industria de Diseno Textil SA	3,422,827
217,795	JD Sports Fashion plc	403,617
146,299	Kingfisher plc	430,337
6,100	Nitori Holdings Co., Ltd.	682,594
16,600	USS Co., Ltd.	275,146
18,592	Zalando SE*	534,865
10,300	ZOZO, Inc.	213,199

		11,042,543

Technology Hardware, Storage & Peripherals (0.4%):
17,600	Brother Industries, Ltd.	258,119
80,700	Canon, Inc.	2,129,734
27,900	FUJIFILM Holdings Corp.	1,657,178
14,283	Logitech International SA, Class R	849,461
44,400	Ricoh Co., Ltd.	379,142
23,600	Seiko Epson Corp.	366,484

		5,640,118

See accompanying notes to the financial statements.

11

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (3.4%):
12,748	adidas AG	$2,472,301
31,278	Burberry Group plc	841,664
41,586	Cie Financiere Richemont SA, Registered Shares	7,058,020
2,316	FF Group*(a)	—
2,533	Hermes International	5,509,879
5,930	Kering SA	3,283,943
21,982	LVMH Moet Hennessy Louis Vuitton SE	20,742,990
16,565	Moncler SpA	1,146,080
7,545	Pandora A/S	674,337
8,021	Puma SE	482,302
3,854	Swatch Group AG (The)	211,901
2,177	Swatch Group AG (The), Class BR	638,234

		43,061,651

Tobacco (0.7%):
168,817	British American Tobacco plc	5,599,835
72,257	Imperial Brands plc, Class A	1,597,687
96,700	Japan Tobacco, Inc.^	2,119,795

		9,317,317

Trading Companies & Distributors (1.9%):
13,676	AerCap Holdings NV*	868,700
35,304	Ashtead Group plc	2,451,109
26,827	Beijer Ref AB	342,950
11,799	Brenntag SE	919,166
27,346	Bunzl plc	1,040,981
4,712	IMCD NV	677,706
94,100	ITOCHU Corp.	3,742,585
124,800	Marubeni Corp.	2,132,278
98,700	Mitsubishi Corp.	4,784,889
104,600	Mitsui & Co., Ltd.	3,936,130
18,500	MonotaRO Co., Ltd.^	235,767
15,779	Reece, Ltd.	196,628
90,900	Sumitomo Corp.	1,931,507
16,100	Toyota Tsushu Corp.	803,783

		24,064,179

Transportation Infrastructure (0.4%):
6,063	Aena SME SA	979,958
2,254	Aeroports de Paris	323,833
106,200	Auckland International Airport, Ltd.*	556,322
28,476	Getlink SE	484,456

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
248,159	Transurban Group	$2,363,234

		4,707,803

Water Utilities (0.1%):
20,867	Severn Trent plc	679,676
51,908	United Utilities Group plc	633,812

		1,313,488

Wireless Telecommunication Services (1.0%):
119,200	KDDI Corp.	3,684,360
29,884	Mobile TeleSystems PJSC(a)(b)	—
231,500	SoftBank Corp.	2,476,840
82,000	SoftBank Group Corp.	3,892,260
47,483	Tele2 AB	393,147
1,827,554	Vodafone Group plc	1,724,053

		12,170,660

Total Common Stocks (Cost $834,051,716)		1,238,851,067

Preferred Stocks (0.3%):

Automobile Components (0.2%):
12,611	Porsche Automobil Holding SE, 4.64%, 5/20/20*	758,463
16,425	Volkswagen AG, 7.13%, 5/8/20	2,202,832

		2,961,295

Automobiles (0.0%†):
4,531	Bayerische Motoren Werke AG, 8.18%, 5/15/20	515,140

Household Products (0.1%):
14,378	Henkel AG & Co. KGaA, 2.53%, 4/21/20	1,149,220

Total Preferred Stocks (Cost $3,995,882)		4,625,655

Short-Term Security Held as Collateral for Securities on Loan (0.9%):
10,695,325	BlackRock Liquidity FedFund, Institutional Class, 3.57%(c)(d)	10,695,325

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $10,695,325)		10,695,325

Unaffiliated Investment Company (0.0%†):

Money Markets (0.0%†):
492,315	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(d)	492,315

Total Unaffiliated Investment Company (Cost $492,315)		492,315

Total Investment Securities (Cost $849,235,238) — 99.7%		1,254,664,362
Net other assets (liabilities) — 0.3%		3,264,064

Net Assets — 100.0%		$1,257,928,426

Percentages indicated are based on net assets as of June 30, 2023.

ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $9,919,707.
†	Represents less than 0.05%.
+	Affiliated Securities
(a)	Security was valued using significant unobservable inputs as of June 30, 2023.
(b)	These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 2 in Notes to the Consolidated Financial Statements.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.
(d)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—“ are either $0 or round to less than $1.

See accompanying notes to the financial statements.

12

AZL International Index Fund

Consolidated Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2023:

(Unaudited)

Country	Percentage

Australia	7.1%

Austria	0.2%

Belgium	0.8%

Bermuda	0.1%

China	0.1%

Cyprus	— %†

Denmark	3.0%

Finland	1.1%

France	11.3%

Germany	8.4%

Greece	— %†

Hong Kong	2.4%

Ireland	1.2%

Isle of Man	0.1%

Israel	0.6%

Italy	2.1%

Japan	22.2%

Korea, Republic Of	— %†

Luxembourg	0.2%

Netherlands	6.9%

New Zealand	0.3%

Norway	0.6%

Portugal	0.2%

Republic of Korea (South)	— %†

Russian Federation	— %†

Singapore	1.4%

Spain	2.5%

Sweden	3.0%

Switzerland	10.5%

Taiwan, Province Of China	— %†

Turkey	— %†

United Kingdom	12.8%

United States	0.9%

100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/15/23	69	$3,332,893	$58,900
FTSE 100 Index September Futures (British Pounds)	9/15/23	23	2,202,513	(15,397)
SGX Nikkei 225 Index September Futures (Japenese Yen)	9/7/23	17	1,954,446	72,638
SPI 200 Index September Futures (Australian Dollar)	9/21/23	9	1,073,077	10,074

				$126,215

See accompanying notes to the financial statements.

13

AZL International Index Fund

Consolidated Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$844,921,883
Investments in affiliates, at cost	4,313,355

Investments in non-affiliates, at value(a)	$1,247,171,582
Investments in affiliates, at value	7,492,780
Deposit at broker for futures contracts collateral	583,421
Interest and dividends receivable	1,767,726
Foreign currency, at value (cost $5,845,464)	5,897,716
Receivable for investments sold	12,332
Receivable for variation margin on futures contracts	60,614
Reclaims receivable	6,986,936
Prepaid expenses	2,027

Total Assets	1,269,975,134

Liabilities:
Payable for investments purchased	10,256
Payable for capital shares redeemed	634,913
Payable for collateral received on loaned securities	10,695,325
Management fees payable	359,449
Administration fees payable	24,076
Distribution fees payable	237,989
Custodian fees payable	40,387
Administrative and compliance services fees payable	854
Transfer agent fees payable	934
Trustee fees payable	4,308
Other accrued liabilities	38,217

Total Liabilities	12,046,708

Commitments and contingent liabilities^

Net Assets	$1,257,928,426

Net Assets Consist of:
Paid in capital	$843,722,042
Total distributable earnings	414,206,384

Net Assets	$1,257,928,426

Class 1
Net Assets	$91,736,205
Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,322,229
Net Asset Value (offering and redemption price per share)	$11.02

Class 2
Net Assets	$1,166,192,221
Shares of beneficial interest (unlimited number of shares authorized, no par value)	68,489,889
Net Asset Value (offering and redemption price per share)	$17.03

Consolidated Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from non-affiliates	$28,604,122
Dividends from affiliates	407,892
Interest	5,641
Income from securities lending	78,744
Foreign withholding tax	(3,207,692)

Total Investment Income	25,888,707

Expenses:
Management fees	2,232,903
Administration fees	162,571
Distribution fees - Class 2	1,486,804
Custodian fees	164,188
Administrative and compliance services fees	4,358
Transfer agent fees	5,507
Trustee fees	17,654
Professional fees	13,786
Licensing fees	116,517
Shareholder reports	11,970
Other expenses	20,414

Total expenses	4,236,672

Net Investment Income/(Loss)	21,652,035

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	9,759,645
Net realized gains/(losses) on affiliated transactions	261,129
Net realized gains/(losses) on futures contracts	1,325,921
Net realized gains/(losses) on foreign taxes	(136,757)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	110,196,824
Change in net unrealized appreciation/depreciation on affiliated transactions	420,453
Change in net unrealized appreciation/depreciation on futures contracts	125,870

Net realized and Change in net unrealized gains/losses on investments	121,953,085

Change in Net Assets Resulting From Operations	$143,605,120

(a)	Includes securities on loan of $9,919,707.
^	See Note 3 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

14

AZL International Index Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$21,652,035	$35,131,429
Net realized gains/(losses) on investments	11,209,938	(10,176,778)
Change in unrealized appreciation/depreciation on investments	110,743,147	(272,172,800)

Change in net assets resulting from operations	143,605,120	(247,218,149)

Distributions to Shareholders:
Class 1	—	(6,471,396)
Class 2	—	(68,421,061)

Change in net assets resulting from distributions to shareholders	—	(74,892,457)

Capital Transactions:
Class 1
Proceeds from shares issued	393,919	128,793
Proceeds from shares issued in merger	11,495,461	—
Proceeds from dividends reinvested	—	6,471,396
Value of shares redeemed	(5,973,250)	(9,090,033)

Total Class 1 Shares	5,916,130	(2,489,844)

Class 2
Proceeds from shares issued	24,888,060	5,011,709
Proceeds from shares issued in merger	65,241,566	—
Proceeds from dividends reinvested	—	68,421,061
Value of shares redeemed	(273,849,407)	(206,126,900)

Total Class 2 Shares	(183,719,781)	(132,694,130)

Change in net assets resulting from capital transactions	(177,803,651)	(135,183,974)

Change in net assets	(34,198,531)	(457,294,580)
Net Assets:
Beginning of period	1,292,126,957	1,749,421,537

End of period	$1,257,928,426	$1,292,126,957

Share Transactions:
Class 1
Shares issued	44,253	12,242
Shares issued in merger	1,113,784	—
Dividends reinvested	—	737,061
Shares redeemed	(560,209)	(847,600)

Total Class 1 Shares	597,828	(98,297)

Class 2
Shares issued	1,569,251	330,418
Shares issued in merger	4,090,043	—
Dividends reinvested	—	5,038,369
Shares redeemed	(16,831,912)	(12,702,582)

Total Class 2 Shares	(11,172,618)	(7,333,795)

Change in shares	(10,574,790)	(7,432,092)

        Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018

	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.87		$12.69	$11.76	$11.53	$9.94	$12.30

Investment Activities:
Net Investment Income/(Loss)	0.20	(a)	0.29 (a)	0.27 (a)	0.20 (a)	0.32 (a)	0.36
Net Realized and Unrealized Gains/(Losses) on Investments	0.95		(2.21)	0.99	0.61	1.79	(2.00)

Total from Investment Activities	1.15		(1.92)	1.26	0.81	2.11	(1.64)

Distributions to Shareholders From:
Net Investment Income	—		(0.51)	(0.33)	(0.55)	(0.42)	(0.50)
Net Realized Gains	—		(0.39)	—	(0.03)	(0.10)	(0.22)

Total Dividends	—		(0.90)	(0.33)	(0.58)	(0.52)	(0.72)

Net Asset Value, End of Period	$11.02		$9.87	$12.69	$11.76	$11.53	$9.94

Total Return(b)	11.65	%(c)	(14.25)%	10.80%	7.66%	21.67%	(13.80)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$91,736		$76,241	$99,304	$100,924	$106,657	$98,902
Net Investment Income/(Loss)(d)	3.77%		2.72%	2.13%	1.93%	2.89%	2.62%
Expenses Before Reductions(d)(e)	0.43%		0.43%	0.45%	0.46%	0.44%	0.45%
Expenses Net of Reductions(d)	0.43%		0.43%	0.45%	0.46%	0.44%	0.45%
Portfolio Turnover Rate(f)	9%		2%	14%	9%	4%	2%

Class 2

Net Asset Value, Beginning of Period	$15.26		$18.97	$17.43	$16.79	$14.25	$17.30

Investment Activities:
Net Investment Income/(Loss)	0.28	(a)	0.40 (a)	0.35 (a)	0.26 (a)	0.42 (a)	0.43
Net Realized and Unrealized Gains/(Losses) on Investments	1.49		(3.26)	1.48	0.91	2.60	(2.81)

Total from Investment Activities	1.77		(2.86)	1.83	1.17	3.02	(2.38)

Distributions to Shareholders From:
Net Investment Income	—		(0.46)	(0.29)	(0.50)	(0.38)	(0.45)
Net Realized Gains	—		(0.39)	—	(0.03)	(0.10)	(0.22)

Total Dividends	—		(0.85)	(0.29)	(0.53)	(0.48)	(0.67)

Net Asset Value, End of Period	$17.03		$15.26	$18.97	$17.43	$16.79	$14.25

Total Return(b)	11.60	%(c)	(14.52)%	10.55%	7.40%	21.44%	(14.04)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,166,192		$1,215,886	$1,650,118	$1,496,990	$1,591,233	$1,422,711
Net Investment Income/(Loss)(d)	3.36%		2.47%	1.85%	1.69%	2.64%	2.36%
Expenses Before Reductions(d)(e)	0.68%		0.68%	0.70%	0.71%	0.69%	0.70%
Expenses Net of Reductions(d)	0.68%		0.68%	0.70%	0.71%	0.69%	0.70%
Portfolio Turnover Rate(f)	9%		2%	14%	9%	4%	2%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

16

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

17

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,793 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $10,695,325 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Consolidation of Subsidiary

Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2023, the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk

18

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $8.9 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Value	Consolidated Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$141,612	Payable for variation margin on futures contracts*	$15,397

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/ depreciation on futures contracts	$1,325,921	$125,869

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL International Index Fund, Class 1	0.35%	0.52%

AZL International Index Fund, Class 2	0.35%	0.77%

*	The annual rate due to the Subadviser from the Manager is 0.04%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

At June 30, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$7,909,903	$539,571	$(1,638,276)	$261,129	$420,453	$7,492,780	32,215	$407,892	$—

19

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as

“Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$6,060,921	$1,232,790,146	$—	#	$1,238,851,067
Preferred Stocks+	—	4,625,655	—		4,625,655

20

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Short-Term Security Held as Collateral for Securities on Loan	$10,695,325	$—	$—	$10,695,325
Unaffiliated Investment Company	492,315	—	—	492,315

Total Investment Securities	17,248,561	1,237,415,801	—	1,254,664,362

Other Financial Instruments:*
Futures Contracts	126,215	—	—	126,215

Total Investments	$17,374,776	$1,237,415,801	$—	$1,254,790,577

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$98,399,604	$257,482,217

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

21

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $1,043,866,512. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$345,703,798
Unrealized (depreciation)	(92,218,054)

Net unrealized appreciation/(depreciation)	$253,485,744

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total

AZL International Index Fund	$2,628,421	$9,717,567	$12,345,988

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL International Index Fund	$42,815,668	$32,076,789	$74,892,457

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL International Index Fund	$29,669,843	$—	$(12,345,988)	$253,277,409	$270,601,264

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MSCI Emerging Markets Equity Index Fund (“AZL MSCI Emerging Markets Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 1,113,784 Class 1 shares and 4,090,043 Class 2 shares of the AZL MSCI Emerging Markets Fund outstanding as of close of business March 10, 2023, valued at $11,495,461 and $65,241,566, respectively, for 2,549,011 Class 1 shares and 14,367,622 Class 2 shares of the Fund.

At the close of business March 10, 2023, the AZL MSCI Emerging Markets Fund’s investment holdings had a fair value of $74,501,099 and identified cost of $81,121,843. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL MSCI Emerging Markets Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the AZL MSCI Emerging Markets Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$ 22,043,032
Net realized/unrealized gains/(losses)	127,965,078

Change in net assets resulting from operations	$ 150,008,110

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MSCI Emerging Markets Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the AZL MSCI Emerging Markets Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

22

AZL International Index Fund

Notes to the Consolidated Financial Statements

June 30, 2023 (Unaudited)

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

24

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,085.80	$1.60	0.31%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,086.60	$2.85	0.55%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.26	$1.56	0.31%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,022.07	$2.76	0.55%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	22.8%

Consumer Discretionary	14.9

Financials	13.4

Information Technology	10.3

Health Care	9.4

Real Estate	7.4

Materials	7.3

Consumer Staples	4.3

Energy	4.2

Utilities	3.3

Communication Services	2.1

Total Common Stocks	99.4

Unaffiliated Investment Company	0.5

Short-Term Security Held as Collateral for Securities on Loan	0.5

Total Investment Securities	100.4

Net other assets (liabilities)	(0.4)

Net Assets	100.0%

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.3%):
33,314	BWX Technologies, Inc.	$2,384,283
13,968	Curtiss-Wright Corp.	2,565,363
30,736	Hexcel Corp.	2,336,551
21,198	Mercury Systems, Inc.*	733,239
21,871	Woodward, Inc.	2,600,680

		10,620,116

Air Freight & Logistics (0.3%):
43,325	GXO Logistics, Inc.*	2,721,677

Automobile Components (2.1%):
34,500	Adient plc*	1,322,040
28,141	Autoliv, Inc.	2,393,111
15,411	Fox Factory Holding Corp.*	1,672,248
85,137	Gentex Corp.	2,491,109
104,665	Goodyear Tire & Rubber Co. (The)*	1,431,817
47,658	Harley-Davidson, Inc.	1,678,038
21,502	Lear Corp.	3,086,612
19,497	Thor Industries, Inc.	2,017,939
10,488	Visteon Corp.*	1,506,182

		17,599,096

Banks (5.2%):
54,969	Associated Banc-Corp.	892,147
39,269	Bank OZK	1,577,043
66,296	Cadence Bank	1,302,053
26,425	Cathay General Bancorp	850,621
75,941	Columbia Banking System, Inc.	1,540,084
41,345	Commerce Bancshares, Inc.	2,013,502
23,460	Cullen/Frost Bankers, Inc.	2,522,654
51,533	East West Bancorp, Inc.	2,720,427
47,317	First Financial Bankshares, Inc.	1,348,061
195,924	First Horizon Corp.	2,208,063
132,545	FNB Corp.	1,516,315
40,390	Glacier Bancorp, Inc.	1,258,956
31,358	Hancock Whitney Corp.	1,203,520
68,708	Home BancShares, Inc.	1,566,542
19,234	International Bancshares Corp.	850,143
263,068	New York Community Bancorp, Inc.	2,956,884
106,593	Old National Bancorp	1,485,906
27,957	Pinnacle Financial Partners, Inc.	1,583,764
34,123	Prosperity Bancshares, Inc.	1,927,267
27,659	SouthState Corp.	1,819,962
53,230	Synovus Financial Corp.	1,610,208
17,439	Texas Capital Bancshares, Inc.*	898,109
15,905	UMB Financial Corp.	968,615
49,029	United Bankshares, Inc.	1,454,690
153,564	Valley National Bancorp	1,190,121
63,659	Webster Financial Corp.	2,403,127
22,646	Wintrust Financial Corp.	1,644,553

		43,313,337

Beverages (0.5%):
3,412	Boston Beer Co., Inc. (The), Class A*	1,052,397
14,826	Celsius Holdings, Inc.*	2,211,891
1,677	Coca-Cola Consolidated, Inc.	1,066,606

		4,330,894

Biotechnology (1.5%):
38,943	Arrowhead Pharmaceuticals, Inc.*	1,388,707
118,629	Exelixis, Inc.*	2,267,000

Shares		Value
Common Stocks, continued
Biotechnology, continued
47,971	Halozyme Therapeutics, Inc.*	$1,730,314
35,546	Neurocrine Biosciences, Inc.*	3,351,988
17,038	United Therapeutics Corp.*	3,761,139

		12,499,148

Broadline Retail (0.6%):
40,248	Kohl’s Corp.	927,717
99,208	Macy’s, Inc.	1,592,288
42,090	Nordstrom, Inc.^	861,582
20,970	Ollie’s Bargain Outlet Holdings, Inc.*	1,214,792

		4,596,379

Building Products (3.8%):
22,787	Advanced Drainage Systems, Inc.	2,592,705
46,692	Builders FirstSource, Inc.*	6,350,112
18,567	Carlisle Cos., Inc.	4,762,993
46,160	Fortune Brands Innovations, Inc.	3,321,212
11,769	Lennox International, Inc.	3,837,518
32,826	Owens Corning	4,283,793
15,545	Simpson Manufacturing Co., Inc.	2,152,982
39,637	Trex Co., Inc.*	2,598,602
22,621	UFP Industries, Inc.	2,195,368

		32,095,285

Capital Markets (1.9%):
13,152	Affiliated Managers Group, Inc.	1,971,353
12,852	Evercore, Inc., Class A	1,588,379
30,978	Federated Hermes, Inc., Class B	1,110,561
37,520	Interactive Brokers Group, Inc., Class A	3,116,787
48,279	Janus Henderson Group plc	1,315,603
67,637	Jefferies Financial Group, Inc.	2,243,519
36,908	SEI Investments Co.	2,200,455
38,663	Stifel Financial Corp.	2,307,021

		15,853,678

Chemicals (2.4%):
17,696	Ashland, Inc.	1,537,959
31,106	Avient Corp.	1,272,236
80,704	Axalta Coating Systems, Ltd.*	2,647,898
20,454	Cabot Corp.	1,368,168
54,337	Chemours Co. (The)	2,004,492
2,420	NewMarket Corp.	973,130
43,798	Olin Corp.	2,250,779
46,962	RPM International, Inc.	4,213,900
14,895	Scotts Miracle-Gro Co. (The)	933,768
15,554	Sensient Technologies Corp.	1,106,356
12,555	Westlake Corp.	1,499,946

		19,808,632

Commercial Services & Supplies (1.4%):
16,912	Brink’s Co. (The)	1,147,141
18,330	Clean Harbors, Inc.*	3,014,002
13,447	MSA Safety, Inc.	2,339,240
33,677	Stericycle, Inc.*	1,563,960
19,391	Tetra Tech, Inc.	3,175,082

		11,239,425

Communications Equipment (0.6%):
20,995	Calix, Inc.*	1,047,860
54,339	Ciena Corp.*	2,308,864
25,027	Lumentum Holdings, Inc.*	1,419,782

		4,776,506

See accompanying notes to the financial statements.

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering (1.8%):
50,637	AECOM	$4,288,447
17,321	EMCOR Group, Inc.	3,200,574
52,135	Fluor Corp.*	1,543,196
21,734	MasTec, Inc.*	2,563,960
74,185	MDU Resources Group, Inc.	1,553,434
7,671	Valmont Industries, Inc.	2,232,645

		15,382,256

Construction Materials (0.4%):
13,134	Eagle Materials, Inc.	2,448,440
18,458	Knife River Corp.*	802,923

		3,251,363

Consumer Finance (0.3%):
13,417	FirstCash Holdings, Inc.	1,252,209
88,298	SLM Corp.	1,441,023

		2,693,232

Consumer Staples Distribution & Retail (1.9%):
48,957	BJ’s Wholesale Club Holdings, Inc.*	3,084,781
13,574	Casey’s General Stores, Inc.	3,310,427
32,583	Grocery Outlet Holding Corp.*	997,366
56,884	Performance Food Group Co.*	3,426,692
37,540	Sprouts Farmers Market, Inc.*	1,378,844
82,007	US Foods Holding Corp.*	3,608,308

		15,806,418

Containers & Packaging (2.0%):
23,869	AptarGroup, Inc.	2,765,462
43,424	Berry Global Group, Inc.	2,793,900
43,752	Crown Holdings, Inc.	3,800,736
111,890	Graphic Packaging Holding Co.	2,688,717
9,683	Greif, Inc., Class A	667,062
30,525	Silgan Holdings, Inc.	1,431,317
35,685	Sonoco Products Co.	2,106,129

		16,253,323

Diversified Consumer Services (0.9%):
1,377	Graham Holdings Co., Class B	786,928
11,193	Grand Canyon Education, Inc.*	1,155,229
55,477	H&R Block, Inc.	1,768,052
55,071	Service Corp. International	3,557,036

		7,267,245

Diversified Telecommunication Services (0.5%):
81,337	Frontier Communications Parent, Inc.*	1,516,122
45,874	Iridium Communications, Inc.	2,849,693

		4,365,815

Electric Utilities (1.2%):
20,880	ALLETE, Inc.	1,210,414
39,917	Hawaiian Electric Industries, Inc.	1,444,995
18,436	IDACORP, Inc.	1,891,534
72,964	OGE Energy Corp.	2,620,137
31,269	PNM Resources, Inc.	1,410,232
35,199	Portland General Electric Co.	1,648,369

		10,225,681

Electrical Equipment (2.2%):
11,584	Acuity Brands, Inc.	1,889,119
14,882	EnerSys	1,614,995
19,522	Hubbell, Inc.	6,472,714
60,352	nVent Electric plc	3,118,388
24,145	Regal Rexnord Corp.	3,715,916

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
79,368	Sunrun, Inc.*	$1,417,512
8,056	Vicor Corp.*	435,024

		18,663,668

Electronic Equipment, Instruments & Components (3.8%):
20,578	Arrow Electronics, Inc.*	2,947,387
33,296	Avnet, Inc.	1,679,783
15,501	Belden, Inc.	1,482,671
62,878	Cognex Corp.	3,522,426
50,775	Coherent Corp.*	2,588,509
11,374	IPG Photonics Corp.*	1,544,817
48,336	Jabil, Inc.	5,216,904
9,046	Littelfuse, Inc.	2,635,190
47,904	National Instruments Corp.	2,749,690
13,044	Novanta, Inc.*	2,401,400
15,125	TD SYNNEX Corp.	1,421,750
46,479	Vishay Intertechnology, Inc.	1,366,483
56,692	Vontier Corp.	1,826,049

		31,383,059

Energy Equipment & Services (0.7%):
72,121	ChampionX Corp.	2,238,636
143,433	NOV, Inc.	2,300,665
21,911	Valaris, Ltd.*	1,378,859

		5,918,160

Entertainment (0.2%):
15,811	World Wrestling Entertainment, Inc., Class A	1,715,019

Financial Services (1.5%):
39,074	Essent Group, Ltd.	1,828,663
17,175	Euronet Worldwide, Inc.*	2,015,830
104,415	MGIC Investment Corp.	1,648,713
35,799	Voya Financial, Inc.	2,567,146
109,788	Western Union Co. (The)	1,287,813
15,607	WEX, Inc.*	2,841,567

		12,189,732

Food Products (1.4%):
58,129	Darling Ingredients, Inc.*	3,708,049
70,223	Flowers Foods, Inc.	1,747,148
24,049	Ingredion, Inc.	2,547,992
7,219	Lancaster Colony Corp.	1,451,669
17,162	Pilgrim’s Pride Corp.*	368,811
19,505	Post Holdings, Inc.*	1,690,108

		11,513,777

Gas Utilities (1.2%):
33,444	National Fuel Gas Co.	1,717,684
35,324	New Jersey Resources Corp.	1,667,293
20,149	ONE Gas, Inc.	1,547,644
24,160	Southwest Gas Holdings, Inc.	1,537,784
19,161	Spire, Inc.	1,215,574
76,258	UGI Corp.	2,056,678

		9,742,657

Ground Transportation (2.0%):
8,691	Avis Budget Group, Inc.*	1,987,371
57,421	Hertz Global Holdings, Inc.*	1,055,972
58,663	Knight-Swift Transportation Holdings, Inc.	3,259,316
13,090	Landstar System, Inc.	2,520,349
16,937	Ryder System, Inc.	1,436,088
9,666	Saia, Inc.*	3,309,735

See accompanying notes to the financial statements.

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Ground Transportation, continued
21,472	Werner Enterprises, Inc.	$948,633
42,206	XPO, Inc.*	2,490,154

		17,007,618

Health Care Equipment & Supplies (3.6%):
17,470	Enovis Corp.*	1,120,176
59,636	Envista Holdings Corp.*	2,018,082
29,250	Globus Medical, Inc.*	1,741,545
18,378	Haemonetics Corp.*	1,564,703
7,364	ICU Medical, Inc.*	1,312,191
18,745	Inari Medical, Inc.*	1,089,834
25,959	Integra LifeSciences Holdings Corp.*	1,067,694
24,894	Lantheus Holdings, Inc.*	2,089,104
19,588	LivaNova plc*	1,007,411
17,689	Masimo Corp.*	2,910,725
78,769	Neogen Corp.*	1,713,226
16,423	Omnicell, Inc.*	1,209,882
13,935	Penumbra, Inc.*	4,794,476
19,939	QuidelOrtho Corp.*	1,652,146
13,343	Shockwave Medical, Inc.*	3,808,226
17,838	STAAR Surgical Co.*	937,744

		30,037,165

Health Care Providers & Services (2.3%):
33,528	Acadia Healthcare Co., Inc.*	2,670,170
11,871	Amedisys, Inc.*	1,085,484
5,472	Chemed Corp.	2,964,018
36,516	Encompass Health Corp.	2,472,499
31,533	HealthEquity, Inc.*	1,990,994
60,249	Option Care Health, Inc.*	1,957,490
31,828	Patterson Cos., Inc.	1,058,599
27,815	Progyny, Inc.*	1,094,242
50,276	R1 RCM, Inc.*	927,592
37,135	Tenet Healthcare Corp.*	3,022,046

		19,243,134

Health Care REITs (1.1%):
138,731	Healthcare Realty Trust, Inc.	2,616,467
217,959	Medical Properties Trust, Inc.	2,018,300
85,374	Omega Healthcare Investors, Inc.	2,620,128
84,668	Physicians Realty Trust	1,184,505
84,224	Sabra Health Care REIT, Inc.	991,317

		9,430,717

Health Care Technology (0.2%):
43,244	Doximity, Inc., Class A*	1,471,161

Hotel & Resort REITs (0.1%):
78,553	Park Hotels & Resorts, Inc.	1,007,050

Hotels, Restaurants & Leisure (3.5%):
94,939	Aramark	4,087,124
27,971	Boyd Gaming Corp.	1,940,348
9,660	Choice Hotels International, Inc.	1,135,243
24,001	Churchill Downs, Inc.	3,340,219
28,003	Hilton Grand Vacations, Inc.*	1,272,456
33,194	Light & Wonder, Inc., Class A*	2,282,419
13,409	Marriott Vacations Worldwide Corp.	1,645,553
10,826	Papa John’s International, Inc.	799,284
56,144	Penn Entertainment, Inc.*	1,349,140
30,950	Planet Fitness, Inc., Class A*	2,087,268
24,408	Texas Roadhouse, Inc.	2,740,530
27,797	Travel + Leisure Co.	1,121,331

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
61,417	Wendy’s Co. (The)	$1,335,820
10,918	Wingstop, Inc.	2,185,347
31,280	Wyndham Hotels & Resorts, Inc.	2,144,870

		29,466,952

Household Durables (1.7%):
8,757	Helen of Troy, Ltd.*	945,931
29,244	KB Home	1,512,207
48,492	Leggett & Platt, Inc.	1,436,333
40,283	Taylor Morrison Home Corp., Class A*	1,964,602
62,685	Tempur Sealy International, Inc.	2,511,788
37,516	Toll Brothers, Inc.	2,966,390
11,566	TopBuild Corp.*	3,076,788

		14,414,039

Household Products (0.1%):
24,216	Energizer Holdings, Inc.	813,173

Independent Power and Renewable Electricity Producers (0.2%):
19,141	Ormat Technologies, Inc.	1,540,085

Industrial REITs (1.4%):
16,290	EastGroup Properties, Inc.	2,827,944
48,176	First Industrial Realty Trust, Inc.	2,535,985
73,206	Rexford Industrial Realty, Inc.	3,822,817
65,347	STAG Industrial, Inc.	2,344,650

		11,531,396

Insurance (3.8%):
25,445	American Financial Group, Inc.	3,021,594
24,357	Brighthouse Financial, Inc.*	1,153,304
41,732	CNO Financial Group, Inc.	987,796
37,601	First American Financial Corp.	2,144,009
13,015	Hanover Insurance Group, Inc. (The)	1,471,085
23,312	Kemper Corp.	1,125,037
7,929	Kinsale Capital Group, Inc.	2,967,032
99,189	Old Republic International Corp.	2,496,587
13,197	Primerica, Inc.	2,609,839
24,241	Reinsurance Group of America, Inc.	3,361,984
18,299	RenaissanceRe Holdings, Ltd.	3,413,130
14,770	RLI Corp.	2,015,662
22,037	Selective Insurance Group, Inc.	2,114,450
67,484	Unum Group	3,218,987

		32,100,496

Interactive Media & Services (0.5%):
39,593	TripAdvisor, Inc.*	652,889
17,225	Ziff Davis, Inc.*	1,206,783
98,200	ZoomInfo Technologies, Inc.*	2,493,298

		4,352,970

IT Services (0.1%):
74,591	Kyndryl Holdings, Inc.*	990,569

Leisure Products (1.1%):
25,761	Brunswick Corp.	2,231,933
128,946	Mattel, Inc.*	2,519,605
19,487	Polaris, Inc.	2,356,563
51,327	Topgolf Callaway Brands Corp.*	1,018,841
31,566	YETI Holdings, Inc.*	1,226,023

		9,352,965

Life Sciences Tools & Services (1.3%):
23,740	Azenta, Inc.*	1,108,183

See accompanying notes to the financial statements.

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
36,348	Bruker Corp.	$2,686,844
9,000	Medpace Holdings, Inc.*	2,161,530
18,864	Repligen Corp.*	2,668,501
35,689	Sotera Health Co.*	672,381
37,763	Syneos Health, Inc.*	1,591,333

		10,888,772

Machinery (4.8%):
22,636	AGCO Corp.	2,974,823
15,288	Chart Industries, Inc.*	2,442,869
17,521	Crane Co.	1,561,472
17,831	Crane NXT Co.	1,006,382
44,181	Donaldson Co., Inc.	2,761,754
18,867	Esab Corp.	1,255,410
47,777	Flowserve Corp.	1,774,916
61,326	Graco, Inc.	5,295,500
30,018	ITT, Inc.	2,797,978
20,974	Lincoln Electric Holdings, Inc.	4,166,066
19,495	Middleby Corp. (The)*	2,881,946
23,794	Oshkosh Corp.	2,060,322
24,699	Terex Corp.	1,477,741
24,000	Timken Co. (The)	2,196,720
37,991	Toro Co. (The)	3,861,785
9,985	Watts Water Technologies, Inc., Class A	1,834,544

		40,350,228

Marine Transportation (0.2%):
21,858	Kirby Corp.*	1,681,973

Media (0.8%):
1,718	Cable One, Inc.	1,128,863
59,691	New York Times Co. (The), Class A	2,350,632
13,063	Nexstar Media Group, Inc.	2,175,643
81,977	TEGNA, Inc.	1,331,306

		6,986,444

Metals & Mining (2.4%):
64,991	Alcoa Corp.	2,205,145
187,642	Cleveland-Cliffs, Inc.*	3,144,880
42,665	Commercial Metals Co.	2,246,739
33,648	MP Materials Corp.*	769,866
21,418	Reliance Steel & Aluminum Co.	5,816,914
23,926	Royal Gold, Inc.	2,746,226
82,497	United States Steel Corp.	2,063,250
11,057	Worthington Industries, Inc.	768,130

		19,761,150

Mortgage Real Estate Investment Trusts (REITs) (0.7%):
179,919	Annaly Capital Management, Inc.	3,600,179
113,694	Starwood Property Trust, Inc.^	2,205,664

		5,805,843

Multi-Utilities (0.3%):
24,208	Black Hills Corp.	1,458,774
21,832	NorthWestern Corp.	1,239,184

		2,697,958

Office REITs (0.6%):
40,989	Corporate Office Properties Trust	973,489
55,262	Cousins Properties, Inc.	1,259,974
38,418	Highwoods Properties, Inc.	918,574
38,400	Kilroy Realty Corp.	1,155,456

Shares		Value
Common Stocks, continued
Office REITs, continued
58,717	Vornado Realty Trust	$1,065,126

		5,372,619

Oil, Gas & Consumable Fuels (3.5%):
122,316	Antero Midstream Corp.	1,418,866
100,591	Antero Resources Corp.*	2,316,611
15,137	Chord Energy Corp.	2,328,071
60,319	CNX Resources Corp.*	1,068,853
35,297	DT Midstream, Inc.	1,749,672
157,807	Equitrans Midstream Corp.	1,508,635
46,938	HF Sinclair Corp.	2,093,904
41,247	Matador Resources Co.	2,158,043
53,454	Murphy Oil Corp.	2,047,288
89,079	Ovintiv, Inc.	3,391,237
39,965	PBF Energy, Inc., Class A	1,636,167
31,860	PDC Energy, Inc.	2,266,520
87,900	Range Resources Corp.	2,584,260
401,189	Southwestern Energy Co.*	2,411,146

		28,979,273

Paper & Forest Products (0.2%):
26,667	Louisiana-Pacific Corp.	1,999,492

Passenger Airlines (0.1%):
119,250	JetBlue Airways Corp.*	1,056,555

Personal Care Products (0.4%):
48,380	BellRing Brands, Inc.*	1,770,708
133,589	Coty, Inc., Class A*	1,641,809

		3,412,517

Pharmaceuticals (0.6%):
23,539	Jazz Pharmaceuticals plc*	2,918,130
49,299	Perrigo Co. plc	1,673,701

		4,591,831

Professional Services (3.2%):
17,960	ASGN, Inc.*	1,358,315
8,303	CACI International, Inc., Class A*	2,829,994
15,552	Concentrix Corp.	1,255,824
12,112	ExlService Holdings, Inc.*	1,829,639
18,519	Exponent, Inc.	1,728,193
12,379	FTI Consulting, Inc.*	2,354,486
61,719	Genpact, Ltd.	2,318,783
13,275	Insperity, Inc.	1,579,194
49,443	KBR, Inc.	3,216,761
18,370	ManpowerGroup, Inc.	1,458,578
22,143	Maximus, Inc.	1,871,305
15,047	Paylocity Holding Corp.*	2,776,623
19,669	Science Applications International Corp.	2,212,369

		26,790,064

Real Estate Management & Development (0.3%):
17,401	Jones Lang LaSalle, Inc.*	2,711,076

Residential REITs (0.4%):
54,354	Apartment Income REIT Corp.	1,961,636
81,717	Independence Realty Trust, Inc.	1,488,884

		3,450,520

Retail REITs (1.4%):
33,952	Agree Realty Corp.	2,220,121
109,489	Brixmor Property Group, Inc.	2,408,758
79,900	Kite Realty Group Trust	1,784,966
66,334	NNN REIT, Inc.	2,838,432

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Retail REITs, continued
51,474	Spirit Realty Capital, Inc.	$2,027,046

		11,279,323

Semiconductors & Semiconductor Equipment (2.6%):
23,751	Allegro MicroSystems, Inc.*	1,072,120
36,689	Amkor Technology, Inc.	1,091,498
20,130	Cirrus Logic, Inc.*	1,630,731
50,145	Lattice Semiconductor Corp.*	4,817,430
18,851	MACOM Technology Solutions Holdings, Inc.*	1,235,306
20,918	MKS Instruments, Inc.	2,261,236
20,893	Power Integrations, Inc.	1,977,940
11,656	Silicon Laboratories, Inc.*	1,838,618
14,398	Synaptics, Inc.*	1,229,301
15,864	Universal Display Corp.	2,286,479
45,346	Wolfspeed, Inc.*	2,520,784

		21,961,443

Software (2.7%):
39,461	ACI Worldwide, Inc.*	914,311
10,634	Aspen Technology, Inc.*	1,782,365
16,483	Blackbaud, Inc.*	1,173,260
16,020	CommVault Systems, Inc.*	1,163,373
99,075	Dropbox, Inc., Class A*	2,642,330
78,976	Dynatrace, Inc.*	4,064,895
18,400	Envestnet, Inc.*	1,092,040
22,596	Manhattan Associates, Inc.*	4,516,489
51,917	NCR Corp.*	1,308,308
12,231	Qualys, Inc.*	1,579,878
36,830	Teradata Corp.*	1,967,090

		22,204,339

Specialized REITs (2.0%):
81,849	CubeSmart	3,655,376
27,741	EPR Properties	1,298,279
31,871	Lamar Advertising Co., Class A	3,163,197
30,998	Life Storage, Inc.	4,121,494
29,917	National Storage Affiliates Trust	1,042,009
29,113	PotlatchDeltic Corp.	1,538,622
53,996	Rayonier, Inc.	1,695,475

		16,514,452

Specialty Retail (3.0%):
11,464	AutoNation, Inc.*	1,887,089
22,370	Dick’s Sporting Goods, Inc.	2,957,090
20,278	Five Below, Inc.*	3,985,438
28,931	Foot Locker, Inc.	784,319
92,136	GameStop Corp., Class A*^	2,234,298
79,706	Gap, Inc. (The)	711,775
10,028	Lithia Motors, Inc.	3,049,615

Shares		Value
Common Stocks, continued
Specialty Retail, continued
7,301	Murphy U.S.A., Inc.	$2,271,414
6,505	RH*	2,143,983
50,580	Valvoline, Inc.	1,897,256
23,921	Williams-Sonoma, Inc.	2,993,474

		24,915,751

Technology Hardware, Storage & Peripherals (0.6%):
16,635	Super Micro Computer, Inc.*	4,146,274
42,332	Xerox Holdings Corp.	630,323

		4,776,597

Textiles, Apparel & Luxury Goods (2.0%):
45,796	Capri Holdings, Ltd.*	1,643,618
13,730	Carter’s, Inc.	996,798
13,106	Columbia Sportswear Co.	1,012,308
22,596	Crocs, Inc.*	2,540,694
9,603	Deckers Outdoor Corp.*	5,067,119
22,873	PVH Corp.	1,943,519
48,915	Skechers U.S.A., Inc., Class A*	2,575,864
68,133	Under Armour, Inc., Class A*	491,920
70,868	Under Armour, Inc., Class C*	475,524

		16,747,364

Trading Companies & Distributors (1.6%):
13,075	GATX Corp.	1,683,276
17,216	MSC Industrial Direct Co., Inc.	1,640,340
57,466	Univar Solutions, Inc.*	2,059,581
12,176	Watsco, Inc.	4,644,779
16,437	WESCO International, Inc.	2,943,209

		12,971,185

Water Utilities (0.4%):
87,645	Essential Utilities, Inc.	3,497,912

Total Common Stocks (Cost $587,278,251)		829,989,749

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
4,224,566	BlackRock Liquidity FedFund, Institutional Class, 3.57%(a)(b)	4,224,566

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,224,566)		4,224,566

Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
4,277,910	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(b)	4,277,910

Total Unaffiliated Investment Company (Cost $4,277,910)		4,277,910

Total Investment Securities (Cost $595,780,727) — 100.4%		838,492,225
Net other assets (liabilities) — (0.4)%		(3,691,982)

Net Assets — 100.0%		$834,800,243

Percentages indicated are based on net assets as of June 30, 2023.

REIT -	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $4,101,010.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.
(b)	The rate represents the effective yield at June 30, 2023.

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P Midcap 400 E-Mini September Futures (U.S. Dollar)	9/15/23	20	$5,288,200	$137,718

				$137,718

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$595,780,727

Investment securities, at value(a)	$838,492,225
Deposit at broker for futures contracts collateral	291,000
Interest and dividends receivable	968,361
Receivable for investments sold	15,000
Receivable for variation margin on futures contracts	34,418
Prepaid expenses	1,533

Total Assets	839,802,537

Liabilities:
Payable for capital shares redeemed	409,930
Payable for collateral received on loaned securities	4,224,566
Management fees payable	166,846
Administration fees payable	16,355
Distribution fees payable	157,709
Custodian fees payable	3,163
Administrative and compliance services fees payable	755
Transfer agent fees payable	736
Trustee fees payable	3,600
Other accrued liabilities	18,634

Total Liabilities	5,002,294

Commitments and contingent liabilities^

Net Assets	$834,800,243

Net Assets Consist of:
Paid in capital	$545,133,626
Total distributable earnings	289,666,617

Net Assets	$834,800,243

Class 1
Net Assets	$45,718,647
Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,037,158
Net Asset Value (offering and redemption price per share)	$2.53

Class 2
Net Assets	$789,081,596
Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,874,563
Net Asset Value (offering and redemption price per share)	$20.83

(a)	Includes securities on loan of $4,101,010.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$7,236,849
Interest	6,445
Income from securities lending	77,500

Total Investment Income	7,320,794

Expenses:
Management fees	1,024,663
Administration fees	102,283
Distribution fees - Class 2	968,433
Custodian fees	13,660
Administrative and compliance services fees	3,757
Transfer agent fees	4,745
Trustee fees	15,582
Professional fees	12,483
Licensing fees	57,038
Shareholder reports	8,601
Other expenses	7,894

Total expenses	2,219,139

Net Investment Income/(Loss)	5,101,655

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	6,736,832
Net realized gains/(losses) on futures contracts	(33,230)
Change in net unrealized appreciation/depreciation on securities	60,517,347
Change in net unrealized appreciation/depreciation on futures contracts	159,483

Net realized and Change in net unrealized gains/losses on investments	67,380,432

Change in Net Assets Resulting From Operations	$72,482,087

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$5,101,655	$8,458,043
Net realized gains/(losses) on investments	6,703,602	39,303,616
Change in unrealized appreciation/depreciation on investments	60,676,830	(201,344,448)

Change in net assets resulting from operations	72,482,087	(153,582,789)

Distributions to Shareholders:
Class 1	—	(30,765,163)
Class 2	—	(173,154,510)

Change in net assets resulting from distributions to shareholders	—	(203,919,673)

Capital Transactions:
Class 1
Proceeds from shares issued	—	99,647
Proceeds from dividends reinvested	—	30,765,163
Value of shares redeemed	(2,781,812)	(5,812,935)

Total Class 1 Shares	(2,781,812)	25,051,875

Class 2
Proceeds from shares issued	34,373,411	1,689,684
Proceeds from dividends reinvested	—	173,154,510
Value of shares redeemed	(110,456,378)	(166,491,923)

Total Class 2 Shares	(76,082,967)	8,352,271

Change in net assets resulting from capital transactions	(78,864,779)	33,404,146

Change in net assets	(6,382,692)	(324,098,316)
Net Assets:
Beginning of period	841,182,935	1,165,281,251

End of period	$834,800,243	$841,182,935

Share Transactions:
Class 1
Shares issued	—	12,192
Dividends reinvested	—	13,734,448
Shares redeemed	(1,156,263)	(1,115,941)

Total Class 1 Shares	(1,156,263)	12,630,699

Class 2
Shares issued	1,799,183	77,998
Dividends reinvested	—	9,390,158
Shares redeemed	(5,464,981)	(7,115,501)

Total Class 2 Shares	(3,665,798)	2,352,655

Change in shares	(4,822,061)	14,983,354

    Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

11

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$2.33		$8.85	$8.40		$8.28	$8.16	$11.25

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.06 (a)	0.09	(a)	0.09 (a)	0.12 (a)	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	0.18		(1.45)	1.83		0.97	1.79	(1.13)

Total from Investment Activities	0.20		(1.39)	1.92		1.06	1.91	(0.98)

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.26)		(0.31)	(0.30)	(0.28)
Net Realized Gains	—		(4.87)	(1.21)		(0.63)	(1.49)	(1.83)

Total Dividends	—		(5.13)	(1.47)		(0.94)	(1.79)	(2.11)

Net Asset Value, End of Period	$2.53		$2.33	$8.85		$8.40	$8.28	$8.16

Total Return(b)	8.58	%(c)	(13.34)%	24.03	%(c)	14.82%	25.47%	(11.01)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$45,719		$44,716	$58,070		$51,879	$50,096	$44,788
Net Investment Income/(Loss)(d)	1.48%		1.14%	1.01%		1.21%	1.31%	1.32%
Expenses Before Reductions(d)(e)	0.31%		0.31%	0.32%		0.33%	0.32%	0.31%
Expenses Net of Reductions(d)	0.31%		0.31%	0.32%		0.33%	0.32%	0.31%
Portfolio Turnover Rate(f)	13%		11%	30%		22%	14%	18%

Class 2

Net Asset Value, Beginning of Period	$19.17		$28.25	$24.06		$21.91	$19.00	$23.45

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.21 (a)	0.21	(a)	0.19 (a)	0.23 (a)	0.25
Net Realized and Unrealized Gains/(Losses) on Investments	1.54		(4.24)	5.39		2.84	4.41	(2.65)

Total from Investment Activities	1.66		(4.03)	5.60		3.03	4.64	(2.40)

Distributions to Shareholders From:
Net Investment Income	—		(0.18)	(0.20)		(0.25)	(0.24)	(0.22)
Net Realized Gains	—		(4.87)	(1.21)		(0.63)	(1.49)	(1.83)

Total Dividends	—		(5.05)	(1.41)		(0.88)	(1.73)	(2.05)

Net Asset Value, End of Period	$20.83		$19.17	$28.25		$24.06	$21.91	$19.00

Total Return(b)	8.66	%(c)	(13.55)%	23.66%		14.53%	25.28%	(11.35)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$789,082		$796,467	$1,107,212		$1,052,145	$1,150,058	$1,020,140
Net Investment Income/(Loss)(d)	1.23%		0.88%	0.76%		0.96%	1.06%	1.08%
Expenses Before Reductions(d)(e)	0.55%		0.56%	0.57%		0.58%	0.57%	0.56%
Expenses Net of Reductions(d)	0.55%		0.56%	0.57%		0.58%	0.57%	0.56%
Portfolio Turnover Rate(f)	13%		11%	30%		22%	14%	18%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,608 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,224,566 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $5.9 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$137,718	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/ depreciation on futures contracts	$(33,230)	$159,483

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Mid Cap Index Fund, Class 1	0.25%	0.46%

AZL Mid Cap Index Fund, Class 2	0.25%	0.71%

*	The annual rate due to the Subadviser from the Manager is 0.015%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$829,989,749	$—	$—	$829,989,749
Short-Term Security Held as Collateral for Securities on Loan	4,224,566	—	—	4,224,566
Unaffiliated Investment Company	4,277,910	—	—	4,277,910

Total Investment Securities	838,492,225	—	—	838,492,225

Other Financial Instruments:*
Futures Contracts	137,718	—	—	137,718

Total Investments	$838,629,943	$—	$—	$838,629,943

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Mid Cap Index Fund	$92,089,774	$161,060,688

16

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $672,331,702. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$228,556,803
Unrealized (depreciation)	(58,473,551)

Net unrealized appreciation/(depreciation)	$170,083,252

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$30,037,653	$173,882,020	$203,919,673

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL Mid Cap Index Fund	$9,881,740	$37,219,538	$—	$170,083,252	$217,184,530

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

17

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

19

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting

Period, and none were recommended by the Program Administrators in connection with the Report.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Moderate Index Strategy Fund	$1,000.00	$1,086.80	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Moderate Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.9%

Fixed Income Fund	39.1

International Equity Fund	15.1

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

3

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (45.9%):
6,395,662	AZL Mid Cap Index Fund, Class 2	$133,221,639
23,655,587	AZL S&P 500 Index Fund, Class 2	467,197,850
5,355,163	AZL Small Cap Stock Index Fund, Class 2	64,743,919

		665,163,408

Fixed Income Fund (39.1%):
58,697,732	AZL Enhanced Bond Index Fund	567,607,068

Percentages indicated are based on net assets as of June 30, 2023.

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (15.1%):
12,840,286	AZL International Index Fund, Class 2	$218,670,070

Total Affiliated Investment Companies (Cost $1,594,256,161)		1,451,440,546

Total Investment Securities (Cost $1,594,256,161) — 100.1%		1,451,440,546
Net other assets (liabilities) — (0.1)%		(964,747)

Net Assets — 100.0%		$1,450,475,799

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,594,256,161

Investments in affiliates, at value	$1,451,440,546
Interest and dividends receivable	37
Foreign currency, at value (cost $105,369)	108,608
Receivable for investments sold	449,020
Prepaid expenses	6,189

Total Assets	1,452,004,400

Liabilities:
Cash overdraft	449,020
Payable for capital shares redeemed	932,056
Management fees payable	59,179
Administration fees payable	15,382
Custodian fees payable	8,114
Administrative and compliance services fees payable	2,740
Transfer agent fees payable	1,228
Trustee fees payable	18,101
Other accrued liabilities	42,781

Total Liabilities	1,528,601

Commitments and contingent liabilities^

Net Assets	$1,450,475,799

Net Assets Consist of:
Paid in capital	$1,496,605,508
Total distributable earnings	(46,129,709)

Net Assets	$1,450,475,799

Shares of beneficial interest (unlimited number of shares authorized, no par value)	111,361,114
Net Asset Value (offering and redemption price per share)	$13.02

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from non-affiliates	$107

Total Investment Income	107

Expenses:
Management fees	1,437,270
Administration fees	51,088
Custodian fees	19,895
Administrative and compliance services fees	11,702
Transfer agent fees	4,491
Trustee fees	43,101
Professional fees	35,295
Shareholder reports	20,633
Other expenses	24,571

Total expenses before reductions	1,648,046
Less Management fees contractually waived	(1,077,946)

Net expenses	570,100

Net Investment Income/(Loss)	(569,993)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	173
Net realized gains/(losses) on affiliated underlying funds	(24,662,817)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	2,921
Change in net unrealized appreciation/depreciation on affiliated underlying funds	146,612,736

Net realized and Change in net unrealized gains/losses on investments	121,953,013

Change in Net Assets Resulting From Operations	$121,383,020

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(569,993)	$21,467,794
Net realized gains/(losses) on investments	(24,662,644)	101,072,356
Change in unrealized appreciation/depreciation on investments	146,615,657	(409,829,174)

Change in net assets resulting from operations	121,383,020	(287,289,024)

Distributions to Shareholders:
Distributions	—	(134,314,453)

Change in net assets resulting from distributions to shareholders	—	(134,314,453)

Capital Transactions:
Proceeds from shares issued	1,204,925	1,308,760
Proceeds from dividends reinvested	—	134,314,453
Value of shares redeemed	(105,335,852)	(208,394,291)

Change in net assets resulting from capital transactions	(104,130,927)	(72,771,078)

Change in net assets	17,252,093	(494,374,555)

Net Assets:
Beginning of period	1,433,223,706	1,927,598,261

End of period	$1,450,475,799	$1,433,223,706

Share Transactions:
Shares issued	95,454	108,134
Dividends reinvested	—	11,598,830
Shares redeemed	(8,385,606)	(15,415,962)

Change in shares	(8,290,152)	(3,708,998)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$11.98		$15.63	$14.20	$13.32	$11.98	$13.30

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.18 (a)	0.20 (a)	0.26 (a)	0.23 (a)	0.26
Net Realized and Unrealized Gains/
(Losses) on Investments	1.04		(2.63)	1.50	1.39	2.03	(0.92)

Total from Investment Activities	1.04		(2.45)	1.70	1.65	2.26	(0.66)

Distributions to Shareholders From:
Net Investment Income	—		(0.31)	(0.09)	(0.27)	(0.32)	(0.13)
Net Realized Gains	—		(0.89)	(0.18)	(0.50)	(0.60)	(0.53)

Total Dividends	—		(1.20)	(0.27)	(0.77)	(0.92)	(0.66)

Net Asset Value, End of Period	$13.02		$11.98	$15.63	$14.20	$13.32	$11.98

Total Return(c)	8.68	%(d)	(15.37)%	12.06%	12.84%	19.33%	(5.17)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$1,450,476		$1,433,224	$1,927,598	$611,279	$611,984	$590,092
Net Investment Income/(Loss)(e)	(0.08)%		1.35%	1.30%	1.95%	1.78%	1.75%
Expenses Before Reductions*(e)(f)	0.23%		0.22%	0.26%	0.43%	0.43%	0.42%
Expenses Net of Reductions*(e)	0.08%		0.07%	0.07%	0.08%	0.08%	0.07%
Portfolio Turnover Rate	—	(d)(g)	8%	14%	15%	5%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Moderate Index Strategy Fund	0.20%	0.20%

* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

									Net Realized
					Change in Net				Gains
					Unrealized		Shares		Distributions
	Value	Purchases	Proceeds	Net Realized	Appreciation	Value	as of	Dividend	from Affiliated
	12/31/22	at Cost	from Sales	Gains (Losses)	(Depreciation)	06/30/23	06/30/23	Income	Underlying Funds
AZL Enhanced Bond Index Fund	$570,683,693	$151,967	$(14,792,122)	$(2,709,491)	$14,273,021	$567,607,068	58,697,732	$—	$—
AZL International Index Fund, Class 2	216,290,154	—	(21,870,227)	(3,584,011)	27,834,154	218,670,070	12,840,286	—	—
AZL Mid Cap Index Fund, Class 2	130,847,055	904,739	(9,754,714)	(3,531,639)	14,756,198	133,221,639	6,395,662	—	—
AZL S&P 500 Index Fund, Class 2	449,858,814	—	(53,724,150)	(13,014,582)	84,077,768	467,197,850	23,655,587	—	—
AZL Small Cap Stock Index Fund,
Class 2	65,801,250	—	(4,905,832)	(1,823,094)	5,671,595	64,743,919	5,355,163	—	—

	$1,433,480,966	$1,056,706	$(105,047,045)	$(24,662,817)	$146,612,736	$1,451,440,546	106,944,430	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

9

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,451,440,546	$—	$—	$1,451,440,546

Total Investment Securities	$1,451,440,546	$—	$—	$1,451,440,546

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Moderate Index Strategy Fund	$1,056,706	$105,047,045

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

10

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $1,731,614,065. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$–
Unrealized (depreciation)	(298,133,099)

Net unrealized appreciation/(depreciation)	$(298,133,099)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Moderate Index Strategy Fund	$34,672,494	$99,641,959	$134,314,453

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Moderate Index Strategy Fund	$27,153,503	$103,466,549	$—	$(298,132,781)	$(167,512,729)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

11

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 29

Statement Regarding the Trust’s Liquidity Risk Management Program Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MSCI Global Equity Index Fund, Class 1	$1,000.00	$1,152.10	$2.13	0.40%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$1,149.50	$3.46	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MSCI Global Equity Index Fund, Class 1	$1,000.00	$1,022.81	$2.01	0.40%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$1,021.57	$3.26	0.65%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	22.1%

Financials	14.4

Health Care	12.8

Industrials	11.2

Consumer Discretionary	11.0

Consumer Staples	7.3

Communication Services	7.0

Energy	4.5

Materials	4.1

Utilities	2.8

Real Estate	2.3

Total Common Stocks and Preferred Stocks	99.5

Short-Term Security Held as Collateral for Securities on Loan	0.5

Unaffiliated Investment Company	0.2

Total Investment Securities	100.2

Net other assets (liabilities)	(0.2)

Net Assets	100.0%

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.6%):
4,181	Airbus SE	$604,328
521	Axon Enterprise, Inc.*	101,658
23,346	BAE Systems plc	275,413
4,123	Boeing Co. (The)*	870,613
2,614	CAE, Inc.*	58,512
196	Dassault Aviation SA	39,214
169	Elbit Systems, Ltd.	35,248
1,736	General Dynamics Corp.	373,500
276	HEICO Corp.	48,835
499	HEICO Corp., Class A	70,159
2,863	Howmet Aerospace, Inc.	141,890
271	Huntington Ingalls Industries, Inc.	61,680
700	Kongsberg Gruppen ASA	31,855
1,431	L3Harris Technologies, Inc.	280,147
1,628	Lockheed Martin Corp.	749,499
376	MTU Aero Engines AG	97,414
1,062	Northrop Grumman Corp.	484,060
10,541	Raytheon Technologies Corp.	1,032,596
340	Rheinmetall AG	93,345
61,901	Rolls-Royce Holdings plc*	118,869
2,424	Safran SA	380,802
10,000	Singapore Technologies Engineering, Ltd.	27,288
1,491	Textron, Inc.	100,836
795	Thales SA	118,990
384	TransDigm Group, Inc.	343,361

		6,540,112

Air Freight & Logistics (0.6%):
768	CH Robinson Worldwide, Inc.	72,461
7,478	Deutsche Post AG	365,134
1,287	DSV A/S	270,891
1,183	Expeditors International of Washington, Inc.	143,297
1,690	FedEx Corp.	418,951
700	NIPPON EXPRESS HOLDINGS, INC.	39,483
1,800	SG Holdings Co., Ltd.	25,684
5,166	United Parcel Service, Inc., Class B	926,006
1,600	Yamato Holdings Co., Ltd.	28,939

		2,290,846

Automobile Components (2.5%):
800	Aisin Corp.	24,731
1,977	Aptiv plc*	201,832
2,421	Bayerische Motoren Werke AG	297,310
1,650	BorgWarner, Inc.	80,702
4,100	Bridgestone Corp.	168,488
4,919	Cie Generale des Etablissements Michelin SCA	145,398
819	Continental AG	61,717
3,200	Denso Corp.	215,755
27,845	Ford Motor Co.	421,295
10,256	General Motors Co.	395,471
11,200	Honda Motor Co., Ltd.	338,371
5,100	Isuzu Motors, Ltd.	62,099
2,000	Koito Manufacturing Co., Ltd.	36,305
419	Lear Corp.	60,147
3,397	Lucid Group, Inc.*	23,405
1,989	Magna International, Inc.	112,304
3,600	Mazda Motor Corp.	35,186
5,758	Mercedes-Benz Group AG	463,368
16,900	Nissan Motor Co., Ltd.	69,799
1,315	Renault SA	55,479

Shares		Value
Common Stocks, continued
Automobile Components, continued
2,401	Rivian Automotive, Inc., Class A*^	$40,001
98	Stellantis NV	1,725
4,300	Subaru Corp.	81,365
5,200	Sumitomo Electric Industries, Ltd.	63,815
2,700	Suzuki Motor Corp.	98,125
20,546	Tesla, Inc.*	5,378,326
76,400	Toyota Motor Corp.	1,221,078
1,230	Valeo	26,390
4,663	Volvo Car AB, Class B*	18,548
2,600	Yamaha Motor Co., Ltd.	74,927

		10,273,462

Automobiles (0.2%):
861	Dr Ing hc F Porsche AG	106,853
949	Ferrari NV	310,659
16,003	Stellantis NV	281,246
201	Volkswagen AG	33,531

		732,289

Banks (5.3%):
2,689	ABN AMRO Bank NV	41,821
8,372	AIB Group plc	35,219
22,179	ANZ Group Holdings, Ltd.	351,621
42,642	Banco Bilbao Vizcaya Argentaria SA	328,769
120,410	Banco Santander SA	446,737
8,532	Bank Hapoalim BM	70,021
10,762	Bank Leumi Le-Israel BM	80,688
52,064	Bank of America Corp.	1,493,716
7,994	Bank of Ireland Group plc	76,368
5,052	Bank of Montreal	456,305
8,558	Bank of Nova Scotia (The)^	428,223
236	Banque Cantonale Vaudoise, Registered Shares	24,939
111,451	Barclays plc	217,666
8,077	BNP Paribas SA	510,170
27,500	BOC Hong Kong Holdings, Ltd.	84,174
28,315	CaixaBank SA	117,435
6,589	Canadian Imperial Bank of Commerce	281,348
2,800	Chiba Bank, Ltd. (The)	16,989
13,938	Citigroup, Inc.	641,705
3,112	Citizens Financial Group, Inc.	81,161
7,358	Commerzbank AG	81,467
12,127	Commonwealth Bank of Australia	812,991
8,400	Concordia Financial Group, Ltd.	33,109
8,923	Credit Agricole SA^	105,989
5,146	Danske Bank A/S*	125,343
13,300	DBS Group Holdings, Ltd.	311,054
6,447	DNB Bank ASA	120,581
2,582	Erste Group Bank AG	90,655
4,619	Fifth Third Bancorp	121,064
3,940	FinecoBank Banca Fineco SpA	53,141
75	First Citizens BancShares, Inc., Class A	96,259
4,008	First Horizon Corp.	45,170
5,700	Hang Seng Bank, Ltd.	81,183
142,927	HSBC Holdings plc	1,130,283
10,474	Huntington Bancshares, Inc.	112,910
26,502	ING Groep NV	357,864
115,585	Intesa Sanpaolo SpA	303,764
7,605	Israel Discount Bank, Ltd., Class A	37,835
12,100	Japan Post Bank Co,m Ltd,	94,810
21,116	JPMorgan Chase & Co.	3,071,111

See accompanying notes to the financial statements.

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,716	KBC Group NV	$119,986
6,790	KeyCorp	62,740
501,308	Lloyds Banking Group plc	277,866
1,171	M&T Bank Corp.	144,923
3,850	Mediobanca Banca di Credito Finanziario SpA	46,164
83,700	Mitsubishi UFJ Financial Group, Inc.	617,884
1,433	Mizrahi Tefahot Bank, Ltd.	47,922
17,450	Mizuho Financial Group, Inc.	266,369
22,602	National Australia Bank, Ltd.	398,853
2,471	National Bank of Canada	184,122
41,793	NatWest Group plc	128,298
23,542	Nordea Bank Abp	256,596
25,500	Oversea-Chinese Banking Corp., Ltd.	232,399
2,914	PNC Financial Services Group, Inc. (The)	367,018
6,785	Regions Financial Corp.	120,909
14,100	Resona Holdings, Inc.	67,572
10,056	Royal Bank of Canada	960,505
2,200	Shizuoka Financial Group, Inc.	15,984
11,377	Skandinaviska Enskilda Banken AB, Class A	125,920
5,044	Societe Generale SA	131,292
17,950	Standard Chartered plc	156,519
9,200	Sumitomo Mitsui Financial Group, Inc.	393,812
2,300	Sumitomo Mitsui Trust Holdings, Inc.	82,308
11,088	Svenska Handelsbanken AB, Class A	93,036
5,800	Swedbank AB, Class A	97,991
13,268	Toronto-Dominion Bank (The)	822,464
9,778	Truist Financial Corp.	296,762
13,100	UniCredit SpA	305,465
9,604	United Overseas Bank, Ltd.	199,136
10,614	US Bancorp	350,687
1,465	Webster Financial Corp.	55,304
27,121	Wells Fargo & Co.	1,157,524
24,628	Westpac Banking Corp.	351,244

		21,907,232

Beverages (1.7%):
6,085	Anheuser-Busch InBev SA	344,598
3,500	Asahi Group Holdings, Ltd.	135,685
2,232	Brown-Forman Corp., Class B	149,053
11,900	Budweiser Brewing Co. APAC, Ltd.	30,686
665	Carlsberg AS, Class B	106,344
29,549	Coca-Cola Co. (The)	1,779,441
1,460	Coca-Cola Europacific Partners plc	93,990
1,283	Coca-Cola HBC AG	38,222
1,183	Constellation Brands, Inc., Class A	291,172
3,162	David Campari-Milano NV, Class M	43,817
16,401	Diageo plc	703,422
771	Heineken Holding NV	67,032
1,959	Heineken NV	201,585
5,730	Keurig Dr Pepper, Inc.	179,177
6,100	Kirin Holdings Co., Ltd.	89,096
1,314	Molson Coors Beverage Co., Class B	86,514
5,842	Monster Beverage Corp.*	335,565
9,981	PepsiCo, Inc.	1,848,681
1,529	Pernod Ricard SA	337,784
125	Remy Cointreau SA	20,038
800	Suntory Beverage & Food, Ltd.	29,012
6,592	Treasury Wine Estates, Ltd.	49,518

		6,960,432

Shares		Value
Common Stocks, continued
Biotechnology (1.7%):
12,738	AbbVie, Inc.	$1,716,191
852	Alnylam Pharmaceuticals, Inc.*	161,829
3,844	Amgen, Inc.	853,445
423	Argenx SE*	164,559
1,062	Biogen, Inc.*	302,511
1,338	BioMarin Pharmaceutical, Inc.*	115,978
3,472	CSL, Ltd.	642,346
1,266	Exact Sciences Corp.*	118,877
491	Genmab A/S*	186,384
9,061	Gilead Sciences, Inc.	698,331
2,757	Grifols SA*	35,357
1,538	Horizon Therapeutics plc*	158,183
1,359	Incyte Corp.*	84,598
2,345	Moderna, Inc.*	284,917
652	Neurocrine Biosciences, Inc.*	61,484
760	Regeneron Pharmaceuticals, Inc.*	546,090
1,000	Seagen, Inc.*	192,460
1,322	Swedish Orphan Biovitrum AB*	25,792
351	United Therapeutics Corp.*	77,483
1,880	Vertex Pharmaceuticals, Inc.*	661,591

		7,088,406

Broadline Retail (2.5%):
66,501	Amazon.com, Inc.*	8,669,070
380	Canadian Tire Corp., Ltd., Class A	51,960
2,154	Dollarama, Inc.	145,898
3,829	eBay, Inc.	171,118
821	Etsy, Inc.*	69,465
325	MercadoLibre, Inc.*	384,995
846	Next plc	74,282
2,700	Pan Pacific International Holdings Corp.	48,388
5,958	Prosus NV	435,953
8,000	Rakuten Group, Inc.	27,867
8,296	Wesfarmers, Ltd.	273,520

		10,352,516

Building Products (0.7%):
953	A O Smith Corp.	69,359
1,200	AGC, Inc.^	43,193
644	Allegion plc	77,293
7,067	Assa Abloy AB, Class B	169,699
1,012	Builders FirstSource, Inc.*	137,632
397	Carlisle Cos., Inc.	101,842
6,227	Carrier Global Corp.	309,544
3,605	Cie de Saint-Gobain	219,586
1,900	Daikin Industries, Ltd.	387,877
1,013	Fortune Brands Innovations, Inc.	72,885
228	Geberit AG, Registered Shares	119,403
4,871	Johnson Controls International plc	331,910
1,045	Kingspan Group plc	69,568
223	Lennox International, Inc.	72,714
2,500	Lixil Corp.	31,754
1,508	Masco Corp.	86,529
11,325	Nibe Industrier AB, Class B	107,680
729	Owens Corning	95,135
52	ROCKWOOL A/S, Class B	13,449
600	TOTO, Ltd.	18,099
1,698	Trane Technologies plc	324,760
13,000	Xinyi Glass Holdings, Ltd.	20,325

		2,880,236

See accompanying notes to the financial statements.

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets (2.8%):
6,868	3i Group plc	$170,534
12,364	abrdn plc	34,306
754	Ameriprise Financial, Inc.	250,449
375	Amundi SA	22,161
1,156	Ares Management Corp., Class A	111,381
1,391	ASX, Ltd.	58,580
5,531	Bank of New York Mellon Corp. (The)	246,240
1,090	BlackRock, Inc., Class A+	753,343
5,048	Blackstone, Inc., Class A	469,313
2,652	Brookfield Asset Management, Ltd.	86,571
10,609	Brookfield Corp.	357,211
1,473	Carlyle Group, Inc. (The)	47,062
717	Cboe Global Markets, Inc.	98,953
10,750	Charles Schwab Corp. (The)	609,310
2,595	CME Group, Inc.	480,828
938	Coinbase Global, Inc., Class A*^	67,114
8,900	Daiwa Securities Group, Inc.	46,055
14,426	Deutsche Bank AG	151,362
1,382	Deutsche Boerse AG	255,209
2,202	EQT AB	42,427
719	Euronext NV	48,900
295	FactSet Research Systems, Inc.	118,192
2,020	Franklin Resources, Inc.	53,954
458	Futu Holdings, Ltd., ADR*^	18,201
2,432	Goldman Sachs Group, Inc. (The)	784,417
3,288	Hargreaves Lansdown plc	34,045
8,600	Hong Kong Exchanges & Clearing, Ltd.	327,062
889	IGM Financial, Inc.^	27,067
3,993	Intercontinental Exchange, Inc.	451,528
2,555	Invesco, Ltd.	42,950
3,400	Japan Exchange Group, Inc.	59,485
1,702	Julius Baer Group, Ltd.	107,346
3,986	KKR & Co., Inc., Class A	223,216
2,774	London Stock Exchange Group plc	293,904
529	LPL Financial Holdings, Inc.	115,020
2,709	Macquarie Group, Ltd.	322,746
287	MarketAxess Holdings, Inc.	75,028
1,166	Moody’s Corp.	405,442
8,968	Morgan Stanley	765,867
594	MSCI, Inc.	278,758
2,481	Nasdaq, Inc.	123,678
23,000	Nomura Holdings, Inc.	87,299
1,377	Northern Trust Corp.	102,091
177	Partners Group Holding AG	166,708
1,455	Raymond James Financial, Inc.	150,985
2,382	S&P Global, Inc.	954,920
1,400	SBI Holdings, Inc.	27,029
6,758	Schroders plc	37,588
757	SEI Investments Co.	45,132
3,200	Singapore Exchange, Ltd.	22,788
3,801	St James’s Place plc	52,523
2,406	State Street Corp.	176,071
1,699	T. Rowe Price Group, Inc.	190,322
1,625	TMX Group, Ltd.	36,570
922	Tradeweb Markets, Inc., Class A	63,139
23,263	UBS Group AG	473,433

		11,621,813

Chemicals (2.1%):
3,728	Air Liquide SA	668,299

Shares		Value
Common Stocks, continued
Chemicals, continued
1,595	Air Products and Chemicals, Inc.	$477,750
1,253	Akzo Nobel NV	102,373
875	Albemarle Corp.	195,204
413	Arkema SA	38,954
9,200	Asahi Kasei Corp.	62,457
6,379	BASF SE	309,687
692	Celanese Corp.	80,134
1,430	CF Industries Holdings, Inc.	99,271
801	Chr Hansen Holding A/S	55,721
2,080	Clariant AG	30,075
5,288	Corteva, Inc.	303,002
1,415	Covestro AG*	73,467
1,096	Croda International plc	78,317
5,054	Dow, Inc.	269,176
1,181	DSM-Firmenich AG*	127,081
3,366	DuPont de Nemours, Inc.	240,467
795	Eastman Chemical Co.	66,557
1,892	Ecolab, Inc.	353,218
62	EMS-Chemie Holding AG	46,971
1,938	Evonik Industries AG	36,834
949	FMC Corp.	99,019
67	Givaudan SA, Registered Shares	222,331
6,835	ICL Group, Ltd.	37,450
1,948	International Flavors & Fragrances, Inc.	155,041
890	Johnson Matthey plc	19,795
1,200	JSR Corp.	34,502
3,518	Linde plc	1,340,639
2,005	LyondellBasell Industries NV, Class A	184,119
8,000	Mitsubishi Chemical Group Corp.	48,240
1,700	Mitsui Chemicals, Inc.	50,245
2,249	Mosaic Co. (The)	78,715
6,600	Nippon Paint Holdings Co., Ltd.	54,567
1,100	Nippon Sanso Holdings Corp.	23,913
800	Nissan Chemical Corp.	34,479
1,000	Nitto Denko Corp.	74,133
1,580	Novozymes A/S, B Shares	73,598
3,587	Nutrien, Ltd.	211,792
824	OCI NV	19,780
2,876	Orica, Ltd.	28,517
1,714	PPG Industries, Inc.	254,186
942	RPM International, Inc.	84,526
1,760	Sherwin-Williams Co. (The)	467,315
13,100	Shin-Etsu Chemical Co., Ltd.	435,447
1,096	Sika AG, Registered Shares	313,568
456	Solvay SA, Class A	51,066
13,800	Sumitomo Chemical Co., Ltd.	42,011
979	Symrise AG	102,551
9,200	Toray Industries, Inc.	51,404
1,200	Tosoh Corp.	14,228
1,822	Umicore SA	50,928
301	Westlake Corp.	35,960
1,092	Yara International ASA	38,574

		8,447,654

Commercial Services & Supplies (0.6%):
10,643	Brambles, Ltd.	102,414
668	Cintas Corp.	332,049
3,198	Copart, Inc.*	291,690
1,800	Dai Nippon Printing Co., Ltd.	51,040
1,558	GFL Environmental, Inc.	60,504

See accompanying notes to the financial statements.

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,016	RB Global, Inc.	$60,978
18,835	Rentokil Initial plc	147,091
1,544	Republic Services, Inc.	236,495
1,446	Rollins, Inc.	61,932
1,500	Secom Co., Ltd.	101,579
4,897	Securitas AB, Class B	40,233
1,600	TOPPAN, INC.	34,573
1,899	Waste Connections, Inc.	271,424
2,983	Waste Management, Inc.	517,312

		2,309,314

Communications Equipment (0.6%):
1,856	Arista Networks, Inc.*	300,783
29,514	Cisco Systems, Inc.	1,527,054
438	F5, Inc.*	64,062
2,336	Juniper Networks, Inc.	73,187
1,189	Motorola Solutions, Inc.	348,710
38,181	Nokia Oyj	160,212
22,141	Telefonaktiebolaget LM Ericsson, Class B	120,802

		2,594,810

Construction & Engineering (0.3%):
1,670	ACS Actividades de Construccion y Servicios SA	58,711
1,016	AECOM	86,045
1,522	Bouygues SA	51,113
559	Eiffage SA	58,368
3,697	Ferrovial SE*	117,042
2,700	Kajima Corp.	40,844
4,900	Obayashi Corp.	42,464
1,006	Quanta Services, Inc.	197,629
5,900	Shimizu Corp.	37,265
3,144	Skanska AB, Class B	44,127
1,100	Taisei Corp.	38,478
3,871	Vinci SA	449,873
876	WSP Global, Inc.	115,746

		1,337,705

Construction Materials (0.3%):
5,231	CRH plc	288,893
993	Heidelberg Materials AG	81,532
4,174	Holcim AG	280,707
3,417	James Hardie Industries plc	91,065
447	Martin Marietta Materials, Inc.	206,375
970	Vulcan Materials Co.	218,677

		1,167,249

Consumer Finance (0.4%):
1,862	Ally Financial, Inc.	50,293
4,616	American Express Co.	804,107
2,795	Capital One Financial Corp.	305,689
1,849	Discover Financial Services	216,056
1	Isracard, Ltd.	2
2,983	Synchrony Financial	101,183

		1,477,330

Consumer Staples Distribution & Retail (1.7%):
4,900	Aeon Co., Ltd.	100,315
2,104	Albertsons Cos., Inc., Class A	45,909
5,677	Alimentation Couche-Tard, Inc.	291,136
4,522	Carrefour SA^	85,689
8,877	Coles Group, Ltd.	109,078
3,183	Costco Wholesale Corp.	1,713,663

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,581	Dollar General Corp.	$268,422
1,624	Dollar Tree, Inc.*	233,044
787	Empire Co., Ltd., Class A	22,358
11,695	Endeavour Group, Ltd.	49,251
528	George Weston, Ltd.	62,430
1,243	HelloFresh SE*	30,732
15,420	J Sainsbury plc	52,780
1,662	Jeronimo Martins SGPS SA	45,818
1,609	Kesko Oyj, Class B	30,278
1,000	Kobe Bussan Co., Ltd.	25,853
7,054	Koninklijke Ahold Delhaize NV	240,588
5,167	Kroger Co. (The)	242,849
1,246	Loblaw Cos., Ltd.	114,083
900	MatsukiyoCocokara & Co.	50,580
1,796	Metro, Inc.	101,447
3,324	Ocado Group plc*	24,011
5,400	Seven & i Holdings Co., Ltd.	233,509
3,549	Sysco Corp.	263,336
3,356	Target Corp.	442,656
51,610	Tesco plc	163,063
5,273	Walgreens Boots Alliance, Inc.	150,228
10,700	Walmart, Inc.	1,681,826
500	Welcia Holdings Co., Ltd.	10,405
9,046	Woolworths Group, Ltd.	239,967

		7,125,304

Containers & Packaging (0.2%):
1,733	Amcor plc	17,295
8,910	Amcor plc	88,922
648	Avery Dennison Corp.	111,326
2,167	Ball Corp.	126,141
1,000	CCL Industries, Inc.	49,162
998	Crown Holdings, Inc.	86,696
2,127	International Paper Co.	67,660
682	Packaging Corp. of America	90,133
1,076	Sealed Air Corp.	43,040
2,350	SIG Group AG	64,965
1,807	Smurfit Kappa Group plc	60,311
1,935	Westrock Co.	56,251

		861,902

Distributors (0.1%):
195	D’ieteren Group	34,481
1,036	Genuine Parts Co.	175,322
1,795	LKQ Corp.	104,595
263	Pool Corp.	98,530

		412,928

Diversified Consumer Services (0.0%†):
1,753	IDP Education, Ltd.	25,916
4,820	Pearson plc	50,788

		76,704

Diversified REITs (0.1%):
8,137	British Land Co. plc (The)	31,375
316	Covivio SA	14,948
18	Daiwa House REIT Investment Corp.	34,551
6,489	Dexus	33,764
11,976	GPT Group (The)	33,090
4,133	Land Securities Group plc	30,219
36,393	Mirvac Group	55,011
10	Nippon Building Fund, Inc.	39,339

See accompanying notes to the financial statements.

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified REITs, continued
39	Nomura Real Estate Master Fund, Inc.	$44,981
460	RioCan Real Estate Investment Trust	6,695
9,532	Segro plc	86,890
15,451	Stockland	41,661
24,703	Vicinity, Ltd.	30,360
1,532	WP Carey, Inc.	103,502

		586,386

Diversified Telecommunication Services (1.0%):
51,278	AT&T, Inc.	817,884
692	BCE, Inc.	31,554
54,369	BT Group plc	84,576
4,277	Cellnex Telecom SA	173,374
22,677	Deutsche Telekom AG	494,242
937	Elisa Oyj	50,042
20,000	HKT Trust & HKT, Ltd.	23,295
2,027	Infrastrutture Wireless Italiane SpA	26,761
24,798	Koninklijke KPN NV	88,518
914	Liberty Global plc, Class A*	15,410
1,489	Liberty Global plc, Class C*	26,460
217,500	Nippon Telegraph & Telephone Corp.	257,741
12,743	Orange SA	149,032
62,100	Singapore Telecommunications, Ltd.	115,084
17,116	Spark New Zealand, Ltd.	53,482
191	Swisscom AG, Registered Shares	119,190
92,093	Telecom Italia SpA*	25,963
10,489	Telefonica Deutschland Holding AG	29,474
37,089	Telefonica SA	150,449
5,021	Telenor ASA	50,920
18,848	Telia Co. AB	41,350
29,855	Telstra Group, Ltd.	85,669
3,112	TELUS Corp.	60,567
30,201	Verizon Communications, Inc.	1,123,175

		4,094,212

Electric Utilities (1.7%):
193	Acciona SA^	32,774
1,716	Alliant Energy Corp.	90,056
3,808	American Electric Power Co., Inc.	320,634
165	BKW AG	29,155
4,300	Chubu Electric Power Co., Inc.	52,518
3,500	CK Infrastructure Holdings, Ltd.	18,527
12,500	CLP Holdings, Ltd.	97,298
2,388	Constellation Energy Corp.	218,621
5,612	Duke Energy Corp.	503,621
2,803	Edison International	194,668
20,856	EDP - Energias de Portugal SA	102,077
240	Elia Group SA/NV	30,486
1,880	Emera, Inc.	77,437
2,156	Endesa SA^	46,312
60,677	Enel SpA	408,699
1,468	Entergy Corp.	142,939
1,705	Evergy, Inc.	99,606
2,630	Eversource Energy	186,520
7,027	Exelon Corp.	286,280
3,886	FirstEnergy Corp.	151,088
3,321	Fortis, Inc.	143,134
3,188	Fortum Oyj	42,688
2,288	Hydro One, Ltd.	65,379
42,691	Iberdrola SA	557,571
4,800	Kansai Electric Power Co., Inc. (The)	60,313

Shares		Value
Common Stocks, continued
Electric Utilities, continued
4,873	Mercury NZ, Ltd.	$19,439
14,583	NextEra Energy, Inc.	1,082,059
1,642	NRG Energy, Inc.	61,394
12,220	Origin Energy, Ltd.	68,295
1,339	Orsted AS	126,524
11,217	PG&E Corp.*	193,830
10,000	Power Assets Holdings, Ltd.	52,454
5,489	PPL Corp.	145,239
1,850	Red Electrica Corp. SA^	31,064
7,943	Southern Co. (The)	557,996
7,619	SSE plc	178,463
10,285	Terna - Rete Elettrica Nazionale	87,599
14,900	Tokyo Electric Power Co. Holdings, Inc.*	54,654
453	Verbund AG, Class A	36,378
3,996	Xcel Energy, Inc.	248,431

		6,902,220

Electrical Equipment (0.9%):
11,145	ABB, Ltd., Registered Shares	438,659
1,622	AMETEK, Inc.	262,569
2,885	Eaton Corp. plc	580,174
4,141	Emerson Electric Co.	374,305
1,200	Fuji Electric Co., Ltd.	52,885
515	Generac Holdings, Inc.*	76,802
401	Hubbell, Inc.	132,956
1,991	Legrand SA	197,492
13,400	Mitsubishi Electric Corp.	188,326
3,100	NIDEC CORP.	170,412
1,722	Prysmian SpA	72,118
834	Rockwell Automation, Inc.	274,761
3,890	Schneider Electric SE	708,951
994	Sensata Technologies Holding plc	44,720
3,694	Siemens Energy AG*	65,200
7,230	Vestas Wind Systems A/S*	192,122

		3,832,452

Electronic Equipment, Instruments & Components (0.9%):
4,398	Amphenol Corp., Class A	373,610
499	Arrow Electronics, Inc.*	71,472
800	Azbil Corp.	25,318
996	CDW Corp.	182,766
1,304	Cognex Corp.	73,050
5,870	Corning, Inc.	205,685
2,865	Halma plc	82,918
900	Hamamatsu Photonics KK	44,186
14,804	Hexagon AB, Class B	182,349
205	Hirose Electric Co., Ltd.	27,288
600	Ibiden Co., Ltd.	34,027
1,400	Keyence Corp.	662,154
1,302	Keysight Technologies, Inc.*	218,020
2,500	Kyocera Corp.	135,905
4,200	Murata Manufacturing Co., Ltd.	241,020
1,300	Omron Corp.	79,645
1,400	Shimadzu Corp.	43,347
2,900	TDK Corp.	112,303
2,238	TE Connectivity, Ltd.	313,678
321	Teledyne Technologies, Inc.*	131,966
1,612	Trimble, Inc.*	85,339
2,800	Venture Corp., Ltd.	30,589
2,200	Yokogawa Electric Corp.	40,378

See accompanying notes to the financial statements.

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
344	Zebra Technologies Corp., Class A*	$101,766

		3,498,779

Energy Equipment & Services (0.2%):
7,448	Baker Hughes Co.	235,431
6,562	Halliburton Co.	216,480
10,264	Schlumberger, Ltd.	504,168
3,045	Tenaris SA	45,560

		1,001,639

Entertainment (1.2%):
5,464	Activision Blizzard, Inc.*	460,615
5,483	Bollore SE	34,165
1,200	Capcom Co., Ltd.	47,565
1,965	Electronic Arts, Inc.	254,860
3,590	Embracer Group AB*	8,989
780	Koei Tecmo Holdings Co., Ltd.	13,492
900	Konami Group Corp.	47,168
1,414	Liberty Media Corp-Liberty Formula One, Class C*	106,446
1,290	Live Nation Entertainment, Inc.*	117,532
3,199	Netflix, Inc.*	1,409,128
3,600	Nexon Co., Ltd.	68,990
7,600	Nintendo Co., Ltd.	345,743
2,750	ROBLOX Corp., Class A*	110,825
924	Roku, Inc.*	59,099
2,662	Sea, Ltd., ADR*	154,502
400	Square Enix Holdings Co., Ltd.	18,627
1,199	Take-Two Interactive Software, Inc.*	176,445
600	Toho Co., Ltd.	22,829
4,901	Universal Music Group NV	108,878
13,259	Walt Disney Co. (The)*	1,183,764
17,412	Warner Bros Discovery, Inc.*	218,346

		4,968,008

Financial Services (2.9%):
2,817	Apollo Global Management, Inc.	216,374
9,361	Berkshire Hathaway, Inc., Class B*	3,192,101
3,853	Block, Inc.*	256,494
1,792	Edenred	119,983
2,947	Element Fleet Management Corp.	44,897
2,830	Equitable Holdings, Inc.	76,863
414	Eurazeo SE	29,140
740	EXOR NV	66,115
4,459	Fidelity National Information Services, Inc.	243,907
4,420	Fiserv, Inc.*	557,583
548	FleetCor Technologies, Inc.*	137,592
1,989	Global Payments, Inc.	195,956
200	GMO Payment Gateway, Inc.	15,616
823	Groupe Bruxelles Lambert NV	64,856
885	Industrivarden AB, Class A	24,547
1,476	Industrivarden AB, Class C	40,744
3,138	Investor AB	62,823
12,518	Investor AB, Class B	250,574
2,236	Kinnevik AB, Class B*	31,030
418	L E Lundbergforetagen AB	17,803
15,826	M&G plc	38,522
6,133	Mastercard, Inc., Class A	2,412,109
4,100	Mitsubishi HC Capital, Inc.	24,432
340	Nuvei Corp.*	10,041
397	Onex Corp.	21,930
8,600	ORIX Corp.	157,298

Shares		Value
Common Stocks, continued
Financial Services, continued
7,756	PayPal Holdings, Inc.*	$517,558
142	Sofina SA	29,436
1,929	Toast, Inc., Class A*	43,538
11,752	Visa, Inc., Class A	2,790,865
122	Wendel SE	12,532
1,617	Worldline SA*	59,176

		11,762,435

Food Products (1.6%):
3,400	Ajinomoto Co., Inc.	135,387
3,935	Archer-Daniels-Midland Co.	297,329
2,448	Associated British Foods plc	62,083
23	Barry Callebaut AG, Registered Shares	44,411
1,034	Bunge, Ltd.	97,558
1,385	Campbell Soup Co.	63,308
7	Chocoladefabriken Lindt & Spruengli AG	87,956
3,715	Conagra Brands, Inc.	125,270
4,583	Danone SA	280,805
1,198	Darling Ingredients, Inc.*	76,420
4,181	General Mills, Inc.	320,683
1,030	Hershey Co. (The)	257,191
2,218	Hormel Foods Corp.	89,208
476	JDE Peet’s NV	14,158
815	JM Smucker Co. (The)	120,351
1,968	Kellogg Co.	132,643
1,279	Kerry Group plc, Class A	124,782
1,300	Kikkoman Corp.	73,367
5,513	Kraft Heinz Co. (The)	195,712
1,074	Lamb Weston Holdings, Inc.	123,456
1,749	McCormick & Co., Inc.	152,565
1,600	MEIJI Holdings Co., Ltd.	35,747
9,859	Mondelez International, Inc., Class A	719,115
3,271	Mowi ASA	51,932
19,887	Nestle SA, Registered Shares	2,393,566
2,400	Nisshin Seifun Group, Inc.	29,662
600	Nissin Foods Holdings Co., Ltd.	49,563
5,748	Orkla ASA, Class A	41,296
461	Salmar ASA	18,603
2,279	Saputo, Inc.	51,065
2,173	Tyson Foods, Inc., Class A	110,910
68,033	WH Group, Ltd.	36,156
18,000	Wilmar International, Ltd.	50,701
900	Yakult Honsha Co., Ltd.	57,029

		6,519,988

Gas Utilities (0.1%):
2,666	AltaGas, Ltd.	47,902
8,525	APA Group	55,139
960	Atmos Energy Corp.	111,686
595	Enagas SA^	11,690
83,117	Hong Kong & China Gas Co., Ltd.	71,887
985	Naturgy Energy Group SA	29,337
3,600	Osaka Gas Co., Ltd.	55,230
14,344	Snam SpA	74,955
3,500	Tokyo Gas Co., Ltd.	76,475
1,451	UGI Corp.	39,134

		573,435

Ground Transportation (1.1%):
11,052	Aurizon Holdings, Ltd.	28,939
4,078	Canadian National Railway Co.	493,879

See accompanying notes to the financial statements.

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Ground Transportation, continued
6,774	Canadian Pacific Kansas City, Ltd.	$547,198
1,100	Central Japan Railway Co.	137,961
14,791	CSX Corp.	504,373
2,300	East Japan Railway Co.	127,561
8,772	Grab Holdings, Ltd.*	30,088
1,400	Hankyu Hanshin Holdings, Inc.	46,376
653	JB Hunt Transport Services, Inc.	118,213
1,000	Keio Corp.	31,448
900	Keisei Electric Railway Co., Ltd.	37,306
1,000	Kintetsu Group Holdings Co., Ltd.	34,653
1,052	Knight-Swift Transportation Holdings, Inc.	58,449
10,500	MTR Corp., Ltd.	48,332
1,654	Norfolk Southern Corp.	375,061
2,700	Odakyu Electric Railway Co., Ltd.	36,189
684	Old Dominion Freight Line, Inc.	252,909
527	TFI International, Inc.	60,048
1,800	Tobu Railway Co., Ltd.	48,301
4,600	Tokyu Corp.	55,480
13,292	Uber Technologies, Inc.*	573,816
612	U-Haul Holding Co.	31,010
4,385	Union Pacific Corp.	897,259
1,500	West Japan Railway Co.	62,432

		4,637,281

Health Care Equipment & Supplies (2.5%):
12,558	Abbott Laboratories	1,369,073
3,713	Alcon, Inc.	308,583
554	Align Technology, Inc.*	195,917
1,400	Asahi Intecc Co., Ltd.	27,530
3,685	Baxter International, Inc.	167,889
2,067	Becton Dickinson & Co.	545,709
245	BioMerieux	25,710
10,416	Boston Scientific Corp.*	563,401
372	Carl Zeiss Meditec AG	40,221
451	Cochlear, Ltd.	68,995
934	Coloplast A/S, Class B	116,793
340	Cooper Cos., Inc. (The)	130,366
522	Demant A/S*	22,092
1,576	DENTSPLY SIRONA, Inc.	63,071
2,733	Dexcom, Inc.*	351,218
233	DiaSorin SpA	24,247
4,379	Edwards Lifesciences Corp.*	413,071
2,063	EssilorLuxottica SA	390,381
4,138	Fisher & Paykel Healthcare Corp., Ltd.	62,170
2,722	GE HealthCare Technologies, Inc.	221,135
1,920	Getinge AB, Class B	33,667
1,772	Hologic, Inc.*	143,479
2,400	Hoya Corp.	286,324
613	IDEXX Laboratories, Inc.*	307,867
499	Insulet Corp.*	143,882
2,503	Intuitive Surgical, Inc.*	855,876
6,404	Koninklijke Philips NV*	138,571
395	Masimo Corp.*	64,997
9,689	Medtronic plc	853,601
825	Novocure, Ltd.*	34,237
8,700	Olympus Corp.	137,726
1,066	ResMed, Inc.	232,921
2,110	Siemens Healthineers AG	119,409
6,641	Smith & Nephew plc	107,141
384	Sonova Holding AG	102,325

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
694	STERIS plc	$156,136
860	Straumann Holding AG, Class R	139,695
2,450	Stryker Corp.	747,470
1,100	Sysmex Corp.	75,200
354	Teleflex, Inc.	85,679
4,800	Terumo Corp.	152,676
1,512	Zimmer Biomet Holdings, Inc.	220,147

		10,246,598

Health Care Providers & Services (2.0%):
1,106	AmerisourceBergen Corp.	212,828
845	Amplifon SpA	31,010
1,956	Cardinal Health, Inc.	184,979
3,866	Centene Corp.*	260,762
2,160	Cigna Group (The)	606,096
9,094	CVS Health Corp.	628,668
457	DaVita, Inc.*	45,915
1,704	Elevance Health, Inc.	757,070
1,484	Fresenius Medical Care AG & Co., KGaA	70,867
3,378	Fresenius SE & Co. KGaA	93,494
1,491	HCA Healthcare, Inc.	452,489
997	Henry Schein, Inc.*	80,857
912	Humana, Inc.	407,782
643	Laboratory Corp. of America Holdings	155,175
1,004	McKesson Corp.	429,019
453	Molina Healthcare, Inc.*	136,462
755	Quest Diagnostics, Inc.	106,123
1,328	Ramsay Health Care, Ltd.	49,944
3,322	Sonic Healthcare, Ltd.	78,998
6,719	UnitedHealth Group, Inc.	3,229,420
521	Universal Health Services, Inc., Class B	82,198

		8,100,156

Health Care REITs (0.1%):
2,942	Healthcare Realty Trust, Inc.	55,486
4,227	Healthpeak Properties, Inc.	84,963
3,011	Ventas, Inc.	142,330
3,372	Welltower, Inc.	272,761

		555,540

Health Care Technology (0.1%):
3,600	M3, Inc.	77,837
1,069	Veeva Systems, Inc., Class A*	211,374

		289,211

Hotel & Resort REITs (0.0%†):
5,303	Host Hotels & Resorts, Inc.	89,250

Hotels, Restaurants & Leisure (2.0%):
1,023	Accor SA	38,037
2,698	Airbnb, Inc., Class A*	345,776
1,475	Aramark	63,499
3,958	Aristocrat Leisure, Ltd.	102,467
274	Booking Holdings, Inc.*	739,890
1,690	Caesars Entertainment, Inc.*	86,139
6,824	Carnival Corp., Class A*	128,496
195	Chipotle Mexican Grill, Inc.*	417,105
12,429	Compass Group plc	347,623
888	Darden Restaurants, Inc.	148,367
1,331	Delivery Hero SE*	58,669
260	Domino’s Pizza, Inc.	87,617
1,849	DoorDash, Inc., Class A*	141,301

See accompanying notes to the financial statements.

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,276	Entain plc	$69,432
1,406	Evolution AB	178,232
1,136	Expedia Group, Inc.*	124,267
1,257	Flutter Entertainment plc*	252,966
16,000	Galaxy Entertainment Group, Ltd.*	102,120
53,300	Genting Singapore, Ltd.	36,994
1,870	Hilton Worldwide Holdings, Inc.	272,178
1,297	InterContinental Hotels Group plc	89,551
1,296	Just Eat Takeaway.com NV*	19,880
883	La Francaise des Jeux SAEM	34,763
2,602	Las Vegas Sands Corp.*	150,916
14,501	Lottery Corp., Ltd. (The)	49,724
1,924	Marriott International, Inc., Class A	353,420
5,246	McDonald’s Corp.	1,565,459
900	McDonald’s Holdings Co., Ltd.	35,006
1,993	MGM Resorts International	87,533
7,000	Oriental Land Co., Ltd.	273,316
2,135	Restaurant Brands International, Inc.	165,505
1,567	Royal Caribbean Cruises, Ltd.*	162,561
15,600	Sands China, Ltd.*	53,393
597	Sodexo SA	65,738
8,209	Starbucks Corp.	813,184
297	Vail Resorts, Inc.	74,773
1,279	Whitbread plc	55,031
750	Wynn Resorts, Ltd.	79,207
2,074	Yum! Brands, Inc.	287,353

		8,157,488

Household Durables (0.6%):
6,179	Barratt Developments plc	32,433
658	Berkeley Group Holdings plc	32,769
2,201	DR Horton, Inc.	267,840
212	Garmin, Ltd.	22,109
841	Garmin, Ltd.	87,708
600	Iida Group Holdings Co., Ltd.	10,155
1,831	Lennar Corp., Class A	229,443
380	Mohawk Industries, Inc.*	39,201
22	NVR, Inc.*	139,714
700	Open House Group Co., Ltd.	25,255
15,700	Panasonic Holdings Corp.	192,345
2,260	Persimmon plc	29,458
1,687	PulteGroup, Inc.	131,046
256	SEB SA	26,466
3,500	Sekisui Chemical Co., Ltd.	50,633
4,500	Sekisui House, Ltd.	91,072
1,000	Sharp Corp.^	5,573
9,000	Sony Group Corp.	807,363
19,704	Taylor Wimpey plc	25,733
460	Whirlpool Corp.	68,443

		2,314,759

Household Products (1.1%):
1,743	Church & Dwight Co., Inc.	174,701
885	Clorox Co. (The)	140,750
5,666	Colgate-Palmolive Co.	436,509
4,133	Essity AB, Class B	110,047
659	Henkel AG & Co. KGaA	46,378
2,495	Kimberly-Clark Corp.	344,460
17,003	Procter & Gamble Co. (The)	2,580,035
5,087	Reckitt Benckiser Group plc	381,973

Shares		Value
Common Stocks, continued
Household Products, continued
3,000	Unicharm Corp.	$111,165

		4,326,018

Independent Power and Renewable Electricity Producers (0.1%):
4,828	AES Corp. (The)	100,084
787	Brookfield Renewable Corp., Class A	24,829
516	Corp ACCIONA Energias Renovables SA^	17,263
2,038	EDP Renovaveis SA	40,816
12,972	Meridian Energy, Ltd.	44,684
2,059	Northland Power, Inc.	42,949
4,774	RWE AG	207,779
2,304	Vistra Corp.	60,480

		538,884

Industrial Conglomerates (1.0%):
3,950	3M Co.	395,355
21,000	CK Hutchison Holdings, Ltd.	128,544
654	DCC plc	36,550
7,908	General Electric Co.	868,694
6,600	Hitachi, Ltd.	408,527
4,759	Honeywell International, Inc.	987,492
1,007	Investment AB Latour, Class B	19,991
1,000	Jardine Cycle & Carriage, Ltd.	25,816
1,100	Jardine Matheson Holdings, Ltd.	55,793
11,400	Keppel Corp., Ltd.	56,756
1,957	Lifco AB, Class B	42,603
5,489	Siemens AG, Registered Shares	913,548
2,548	Smiths Group plc	53,305
3,100	Toshiba Corp.	97,177

		4,090,151

Industrial REITs (0.3%):
29,744	CapitaLand Ascendas REIT	60,010
28	GLP J-Reit	27,612
12,390	Goodman Group	165,934
21,123	Mapletree Logistics Trust	25,366
20	Nippon Prologis REIT, Inc.	40,127
6,567	Prologis, Inc.	805,311
1,164	Warehouses De Pauw CVA	31,927

		1,156,287

Insurance (3.0%):
1,729	Admiral Group plc	45,807
12,269	Aegon NV	62,133
4,181	Aflac, Inc.	291,834
1,180	Ageas SA/NV	47,820
85,000	AIA Group, Ltd.	867,304
2,905	Allianz SE, Registered Shares+	675,664
1,883	Allstate Corp. (The)	205,322
506	American Financial Group, Inc.	60,088
5,265	American International Group, Inc.	302,948
1,459	Aon plc, Class A	503,647
2,728	Arch Capital Group, Ltd.*	204,191
1,545	Arthur J. Gallagher & Co.	339,236
7,899	Assicurazioni Generali SpA	160,858
407	Assurant, Inc.	51,168
20,405	Aviva plc	102,825
13,302	AXA SA	392,950
296	Baloise Holding AG, Registered Shares	43,545
1,810	Brown & Brown, Inc.	124,600
2,967	Chubb, Ltd.	571,326

See accompanying notes to the financial statements.

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,005	Cincinnati Financial Corp.	$97,807
6,600	Dai-ichi Life Holdings, Inc.	126,617
202	Erie Indemnity Co., Class A	42,422
281	Everest Re Group, Ltd.	96,063
157	Fairfax Financial Holdings, Ltd.	117,613
1,917	Fidelity National Financial, Inc.	69,012
1,848	Gjensidige Forsikring ASA	29,631
676	Globe Life, Inc.	74,103
1,806	Great-West Lifeco, Inc.	52,451
437	Hannover Rueck SE	92,657
2,083	Hartford Financial Services Group, Inc. (The)	150,018
679	iA Financial Corp., Inc.	46,263
16,630	Insurance Australia Group, Ltd.	63,345
1,269	Intact Financial Corp.	195,954
15,300	Japan Post Holdings Co., Ltd.	110,027
1,700	Japan Post Insurance Co., Ltd.	25,562
41,596	Legal & General Group plc	120,560
1,606	Loews Corp.	95,364
13,145	Manulife Financial Corp.	248,491
91	Markel Group, Inc.*	125,869
3,554	Marsh & McLennan Cos., Inc.	668,436
17,323	Medibank Pvt, Ltd.	40,756
4,659	MetLife, Inc.	263,373
3,200	MS&AD Insurance Group Holdings, Inc.	114,033
1,000	Muenchener Rueckversicherungs-Gesellschaft AG in
	Muenchen, Class R	374,950
2,086	NN Group NV	77,395
6,201	Phoenix Group Holdings plc	41,906
2,955	Poste Italiane SpA	32,056
4,218	Power Corp. of Canada^	113,554
1,871	Principal Financial Group, Inc.	141,897
4,273	Progressive Corp. (The)	565,617
2,777	Prudential Financial, Inc.	244,987
20,125	Prudential plc	283,764
10,666	QBE Insurance Group, Ltd.	112,230
3,651	Sampo Oyj, A Shares	163,728
2,300	Sompo Holdings, Inc.	103,120
4,106	Sun Life Financial, Inc.	214,072
9,098	Suncorp Group, Ltd.	82,056
244	Swiss Life Holding AG	142,801
2,255	Swiss Re AG	227,132
3,200	T&D Holdings, Inc.	47,282
12,700	Tokio Marine Holdings, Inc.	293,263
1,651	Travelers Cos., Inc. (The)	286,713
2,488	Tryg A/S	53,860
1,540	W R Berkley Corp.	91,722
797	Willis Towers Watson plc	187,694
1,092	Zurich Insurance Group AG	518,958

		12,520,450

Interactive Media & Services (3.6%):
1,569	Adevinta ASA*	10,295
42,902	Alphabet, Inc., Class A*	5,135,369
38,683	Alphabet, Inc., Class C*	4,679,482
6,294	Auto Trader Group plc	48,775
2,194	Match Group, Inc.*	91,819
15,947	Meta Platforms, Inc., Class A*	4,576,470
3,899	Pinterest, Inc., Class A*	106,599
488	REA Group, Ltd.	46,738
483	Scout24 SE	30,614

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
3,100	SEEK, Ltd.	$44,968
8,297	Snap, Inc., Class A*	98,236
19,800	Z Holdings Corp.	47,820
1,887	ZoomInfo Technologies, Inc.*	47,911

		14,965,096

IT Services (1.3%):
4,527	Accenture plc, Class A	1,396,942
1,051	Akamai Technologies, Inc.*	94,453
589	Bechtle AG	23,336
1,256	Capgemini SE	237,915
1,553	CGI, Inc.*	163,788
1,927	Cloudflare, Inc., Class A*	125,968
3,653	Cognizant Technology Solutions Corp., Class A	238,468
418	EPAM Systems, Inc.*	93,946
1,300	Fujitsu, Ltd.	167,623
585	Gartner, Inc.*	204,931
938	GoDaddy, Inc., Class A*	70,472
6,600	International Business Machines Corp.	883,146
800	Itochu Techno-Solutions Corp.	20,246
523	MongoDB, Inc.*	214,948
1,800	NEC Corp.	87,527
2,520	Nomura Research Institute, Ltd.	69,506
4,600	NTT Data Corp.	64,414
400	Obic Co., Ltd.	64,136
1,193	Okta, Inc.*	82,735
1,100	Otsuka Corp.	42,810
900	SCSK Corp.	14,167
8,545	Shopify, Inc., Class A*	552,335
1,688	Snowflake, Inc., Class A*	297,054
1,600	TIS, Inc.	40,093
1,365	Twilio, Inc., Class A*	86,841
709	VeriSign, Inc.*	160,213
514	Wix.com, Ltd.*	40,215

		5,538,228

Leisure Products (0.1%):
4,200	Bandai Namco Holdings, Inc.	97,196
298	BRP, Inc.	25,195
961	Hasbro, Inc.	62,244
600	Shimano, Inc.	100,442
1,200	Yamaha Corp.	46,152

		331,229

Life Sciences Tools & Services (1.2%):
2,059	Agilent Technologies, Inc.	247,595
5,277	Avantor, Inc.*	108,389
260	Bachem Holding AG, Registered B	22,711
171	Bio-Rad Laboratories, Inc., Class A*	64,829
1,220	Bio-Techne Corp.	99,589
403	Charles River Laboratories International, Inc.*	84,731
5,001	Danaher Corp.	1,200,240
1,012	Eurofins Scientific SE^	64,275
1,166	Illumina, Inc.*	218,613
1,290	IQVIA Holdings, Inc.*	289,953
534	Lonza Group AG	318,989
155	Mettler-Toledo International, Inc.*	203,304
1,659	QIAGEN NV*	74,411
394	Repligen Corp.*	55,735
892	Revvity, Inc.	105,961
198	Sartorius AG	67,893

See accompanying notes to the financial statements.

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
206	Sartorius Stedim Biotech	$51,474
2,790	Thermo Fisher Scientific, Inc.	1,455,682
450	Waters Corp.*	119,943
551	West Pharmaceutical Services, Inc.	210,741

		5,065,058

Machinery (2.1%):
2,154	Alfa Laval AB	78,581
2,573	Alstom SA	76,796
18,605	Atlas Copco AB, Class A	268,422
11,256	Atlas Copco AB, Class B	140,295
3,694	Caterpillar, Inc.	908,909
7,981	CNH Industrial NV	115,344
1,049	Cummins, Inc.	257,173
2,100	Daifuku Co., Ltd.	43,004
3,580	Daimler Truck Holding AG	128,884
2,013	Deere & Co.	815,647
1,026	Dover Corp.	151,489
5,056	Epiroc AB, Class A	95,803
2,340	Epiroc AB, Class B	37,860
7,000	FANUC Corp.	246,148
2,617	Fortive Corp.	195,673
952	GEA Group AG	39,782
1,299	Graco, Inc.	112,169
800	Hitachi Construction Machinery Co., Ltd.	22,537
600	Hoshizaki Corp.	21,579
2,525	Husqvarna AB, B Shares	22,912
495	IDEX Corp.	106,554
2,168	Illinois Tool Works, Inc.	542,347
2,137	Indutrade AB	48,237
3,004	Ingersoll Rand, Inc.	196,341
395	Knorr-Bremse AG	30,155
7,100	Komatsu, Ltd.	192,134
2,391	Kone Oyj, Class B	124,885
7,100	Kubota Corp.^	103,439
1,000	Kurita Water Industries, Ltd.	38,439
1,500	Makita Corp.	42,109
5,113	Metso Oyj	61,589
2,300	MINEBEA MITSUMI, Inc.	43,559
1,800	MISUMI Group, Inc.	36,030
2,300	Mitsubishi Heavy Industries, Ltd.	107,614
1,400	NGK Insulators, Ltd.	16,749
411	Nordson Corp.	102,002
3,040	Otis Worldwide Corp.	270,590
3,675	PACCAR, Inc.	307,414
942	Parker-Hannifin Corp.	367,418
1,194	Pentair PLC	77,132
32	Rational AG	23,150
8,277	Sandvik AB	161,679
275	Schindler Holding AG	64,531
187	Schindler Holding AG, Registered Shares	42,034
217,569	Seatrium, Ltd.*	20,153
2,448	SKF AB, B Shares	42,648
400	SMC Corp.	222,343
388	Snap-on, Inc.	111,818
556	Spirax-Sarco Engineering plc	73,224
1,129	Stanley Black & Decker, Inc.	105,799
10,500	Techtronic Industries Co., Ltd.	114,897
802	Toro Co. (The)	81,523
1,100	Toyota Industries Corp.	78,922

Shares		Value
Common Stocks, continued
Machinery, continued
227	VAT Group AG	$94,044
863	Volvo AB, Class A	18,411
11,054	Volvo AB, Class B	229,363
4,375	Wartsila Oyj Abp, Class B	49,288
1,184	Westinghouse Air Brake Technologies Corp.	129,849
1,706	Xylem, Inc.	192,130
1,600	Yaskawa Electric Corp.	73,665

		8,523,215

Marine Transportation (0.1%):
20	AP Moller - Maersk A/S, Class A	34,907
39	AP Moller - Maersk A/S, Class B	68,623
408	Kuehne + Nagel International AG	120,646
2,700	Mitsui OSK Lines, Ltd.	64,618
3,600	Nippon Yusen KK	80,010
12,000	SITC International Holdings Co., Ltd.	22,025

		390,829

Media (0.7%):
720	Charter Communications, Inc., Class A*	264,506
30,354	Comcast Corp., Class A	1,261,209
3,700	CyberAgent, Inc.	27,025
1,300	Dentsu Group, Inc.	42,645
2,345	Fox Corp., Class A	79,730
968	Fox Corp., Class B	30,870
1,700	Hakuhodo DY Holdings, Inc.	17,951
10,971	Informa plc	101,115
2,935	Interpublic Group of Cos., Inc. (The)	113,232
991	Liberty Broadband Corp., Class C*	79,389
1,069	Liberty Media Corp-Liberty SiriusXM, Class C*	34,988
2,491	News Corp., Class A	48,574
1,360	Omnicom Group, Inc.	129,404
3,327	Paramount Global, Class B	52,933
1,673	Publicis Groupe SA	130,497
717	Quebecor, Inc., Class B	17,673
6,283	Sirius XM Holdings, Inc.^	28,462
3,134	Trade Desk, Inc. (The), Class A*	242,007
5,833	Vivendi SE	53,771
7,540	WPP plc	78,803

		2,834,784

Metals & Mining (1.5%):
3,422	Agnico Eagle Mines, Ltd.	170,893
1,443	Alcoa Corp.	48,961
9,363	Anglo American plc	265,346
2,646	Antofagasta plc	49,303
3,710	ArcelorMittal SA	101,067
12,813	Barrick Gold Corp.	216,774
36,402	BHP Group, Ltd.	1,085,884
2,969	BlueScope Steel, Ltd.	40,951
2,098	Boliden AB	60,749
4,103	Cleveland-Cliffs, Inc.*	68,766
4,279	First Quantum Minerals, Ltd.	101,241
12,334	Fortescue Metals Group, Ltd.	183,649
1,429	Franco-Nevada Corp.	203,691
10,176	Freeport-McMoRan, Inc.	407,040
76,489	Glencore plc	433,816
5,091	IGO, Ltd.	51,950
4,254	Ivanhoe Mines, Ltd., Class A*	38,860
3,100	JFE Holdings, Inc.	44,489
7,700	Kinross Gold Corp.	36,739

See accompanying notes to the financial statements.

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
4,089	Lundin Mining Corp.	$32,043
1,374	Mineral Resources, Ltd.	65,988
6,174	Newcrest Mining, Ltd.	110,286
5,797	Newmont Corp.	247,300
6,300	Nippon Steel Corp.	132,260
10,117	Norsk Hydro ASA	60,158
8,015	Northern Star Resources, Ltd.	65,052
1,798	Nucor Corp.	294,836
1,988	Pan American Silver Corp.	28,966
18,950	Pilbara Minerals, Ltd.	62,478
453	Reliance Steel & Aluminum Co.	123,030
8,195	Rio Tinto plc	520,540
2,653	Rio Tinto, Ltd.	204,125
33,578	South32, Ltd.	84,665
1,147	Steel Dynamics, Inc.	124,943
1,800	Sumitomo Metal Mining Co., Ltd.	58,022
3,439	Teck Resources, Ltd., Class B	144,715
1,156	voestalpine AG	41,537
3,194	Wheaton Precious Metals Corp.	138,143

		6,149,256

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
3,240	Annaly Capital Management, Inc.	64,832

Multi-Utilities (0.7%):
5,519	Algonquin Power & Utilities Corp.^	45,624
1,839	Ameren Corp.	150,191
993	Canadian Utilities, Ltd., Class A	25,721
4,546	CenterPoint Energy, Inc.	132,516
41,700	Centrica plc	65,660
2,272	CMS Energy Corp.	133,480
2,626	Consolidated Edison, Inc.	237,390
6,169	Dominion Energy, Inc.	319,493
1,413	DTE Energy Co.	155,458
16,775	E.ON SE	213,799
13,346	Engie SA	221,964
26,334	National Grid plc	347,924
2,789	NiSource, Inc.	76,279
3,719	Public Service Enterprise Group, Inc.	232,847
2,330	Sempra Energy	339,225
4,592	Veolia Environnement SA	145,169
2,188	WEC Energy Group, Inc.	193,069

		3,035,809

Office REITs (0.1%):
1,079	Alexandria Real Estate Equities, Inc.	122,456
1,147	Boston Properties, Inc.	66,056
424	Gecina SA	45,164
7	Japan Real Estate Investment Corp.	26,636

		260,312

Oil, Gas & Consumable Fuels (4.3%):
2,453	Aker BP ASA	57,505
1,369	Ampol, Ltd.	27,453
2,297	APA Corp.	78,488
3,848	ARC Resources, Ltd.	51,332
126,386	BP plc	740,355
2,904	Cameco Corp.	90,961
8,059	Canadian Natural Resources, Ltd.	453,144
9,982	Cenovus Energy, Inc.	169,557
1,707	Cheniere Energy, Inc.	260,079
767	Chesapeake Energy Corp.	64,183

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,936	Chevron Corp.	$2,035,480
8,690	ConocoPhillips	900,371
5,788	Coterra Energy, Inc.	146,436
4,662	Devon Energy Corp.	225,361
1,284	Diamondback Energy, Inc.	168,666
14,260	Enbridge, Inc.	530,094
22,150	ENEOS Holdings, Inc.	75,901
17,025	Eni SpA	245,468
4,238	EOG Resources, Inc.	484,997
2,651	EQT Corp.	109,036
7,062	Equinor ASA	205,233
29,163	Exxon Mobil Corp.	3,127,732
4,420	Galp Energia SGPS SA	51,675
2,038	Hess Corp.	277,066
1,215	HF Sinclair Corp.	54,201
1,482	Idemitsu Kosan Co., Ltd.	29,753
1,615	Imperial Oil, Ltd.	82,640
7,500	Inpex Corp.	83,650
2,058	Keyera Corp.	47,465
14,812	Kinder Morgan, Inc.	255,063
4,175	Marathon Oil Corp.	96,109
3,239	Marathon Petroleum Corp.	377,667
2,999	Neste Oyj	115,573
5,280	Occidental Petroleum Corp.	310,464
981	OMV AG	41,563
3,296	ONEOK, Inc.	203,429
1,899	Ovintiv, Inc.	72,295
697	Parkland Corp.	17,364
3,603	Pembina Pipeline Corp.	113,291
3,388	Phillips 66	323,147
1,678	Pioneer Natural Resources Co.	347,648
10,175	Repsol SA^	147,930
24,668	Santos, Ltd.	124,217
49,520	Shell plc	1,474,149
9,400	Suncor Energy, Inc.	275,769
1,413	Targa Resources Corp.	107,529
7,433	TC Energy Corp.^	300,440
48	Texas Pacific Land Corp.	63,192
17,009	TotalEnergies SE	974,734
2,246	Tourmaline Oil Corp.	105,840
2,565	Valero Energy Corp.	300,875
1,889	Washington H Soul Pattinson & Co., Ltd.	40,037
8,864	Williams Cos., Inc. (The)	289,232
13,699	Woodside Energy Group, Ltd.	316,130
275	Woodside Energy Group, Ltd.	6,367

		17,674,336

Paper & Forest Products (0.1%):
734	Holmen AB, B Shares	26,389
3,443	Mondi plc	52,560
8,500	Oji Holdings Corp.	31,842
4,244	Stora Enso Oyj, Class R	49,181
4,358	Svenska Cellulosa AB SCA, Class B	55,612
3,794	UPM-Kymmene Oyj	113,059
391	West Fraser Timber Co., Ltd.	33,595

		362,238

Passenger Airlines (0.1%):
990	Air Canada*	18,677
1,000	ANA Holdings, Inc.*	23,861
962	Delta Air Lines, Inc.*	45,734

See accompanying notes to the financial statements.

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Passenger Airlines, continued
4,680	Deutsche Lufthansa AG*	$47,897
1,000	Japan Airlines Co., Ltd.	21,726
5,489	Qantas Airways, Ltd.*	22,756
8,850	Singapore Airlines, Ltd.	46,848
1,365	Southwest Airlines Co.	49,427

		276,926

Personal Care Products (0.6%):
707	Beiersdorf AG	93,532
1,624	Estee Lauder Cos., Inc. (The), Class A	318,921
39,256	Haleon plc	161,525
3,500	Kao Corp.	126,782
500	Kobayashi Pharmaceutical Co., Ltd.	27,208
100	Kose Corp.^	9,614
1,752	L’Oreal SA	817,540
2,800	Shiseido Co., Ltd.	126,870
18,351	Unilever plc	956,712

		2,638,704

Pharmaceuticals (5.3%):
13,000	Astellas Pharma, Inc.	193,739
11,127	AstraZeneca plc	1,593,552
7,025	Bayer AG, Registered Shares	388,347
15,244	Bristol-Myers Squibb Co.	974,854
1,386	Catalent, Inc.*	60,097
4,600	Chugai Pharmaceutical Co., Ltd.	130,838
13,100	Daiichi Sankyo Co., Ltd.	415,463
1,700	Eisai Co., Ltd.	114,577
5,842	Eli Lilly & Co.	2,739,781
29,601	GSK plc	522,807
1,106	Hikma Pharmaceuticals plc	26,567
283	Ipsen SA	34,054
415	Jazz Pharmaceuticals plc*	51,448
18,769	Johnson & Johnson	3,106,645
2,500	Kyowa Kirin Co., Ltd.	46,217
18,209	Merck & Co., Inc.	2,101,137
999	Merck KGaA	165,151
200	Nippon Shinyaku Co., Ltd.	8,159
14,825	Novartis AG	1,496,667
11,973	Novo Nordisk A/S, Class B	1,934,088
2,500	Ono Pharmaceutical Co., Ltd.	45,334
612	Orion Oyj, Class B	25,394
2,900	Otsuka Holdings Co., Ltd.	106,298
40,456	Pfizer, Inc.	1,483,926
990	Recordati Industria Chimica e Farmaceutica SpA	47,313
5,109	Roche Holding AG	1,561,724
187	Roche Holding AG	61,388
2,369	Royalty Pharma plc, Class A	72,823
8,129	Sanofi	871,370
2,000	Shionogi & Co., Ltd.	84,509
11,050	Takeda Pharmaceutical Co., Ltd.	347,349
8,695	Teva Pharmaceutical Industries, Ltd., ADR*	65,473
950	UCB SA	84,188
9,546	Viatris, Inc.	95,269
3,307	Zoetis, Inc.	569,498

		21,626,044

Professional Services (1.3%):
1,432	Adecco Group AG	46,754
160	Adyen NV*	277,192
3,441	Amadeus IT Group SA*	262,321

Shares		Value
Common Stocks, continued
Professional Services, continued
2,975	Automatic Data Processing, Inc.	$653,875
1,000	BayCurrent Consulting, Inc.	37,573
973	Booz Allen Hamilton Holding Corp.	108,587
793	Broadridge Financial Solutions, Inc.	131,345
1,956	Bureau Veritas SA	53,648
1,003	Ceridian HCM Holding, Inc.*	67,171
3,091	Clarivate plc*	29,457
3,893	Computershare, Ltd.	60,937
2,990	CoStar Group, Inc.*	266,110
922	Equifax, Inc.	216,947
6,667	Experian plc	256,142
1,287	Intertek Group plc	69,847
546	Jack Henry & Associates, Inc.	91,362
860	Jacobs Solutions, Inc.	102,245
995	Leidos Holdings, Inc.	88,038
4,062	Nexi SpA*	31,888
2,419	Paychex, Inc.	270,614
353	Paycom Software, Inc.	113,398
310	Paylocity Holding Corp.*	57,204
1,300	Persol Holdings Co., Ltd.	23,528
647	Randstad NV	34,095
10,500	Recruit Holdings Co., Ltd.	335,127
13,714	RELX plc	457,129
825	Robert Half International, Inc.	62,056
1,175	SGS SA, Registered Shares	111,008
1,465	SS&C Technologies Holdings, Inc.	88,779
405	Teleperformance	67,983
1,168	Thomson Reuters Corp.	157,757
1,266	TransUnion	99,166
1,041	Verisk Analytics, Inc.	235,297
1,843	Wolters Kluwer NV	233,992

		5,198,572

Real Estate Management & Development (0.4%):
116	Azrieli Group, Ltd.	6,561
17,300	CapitaLand Investment, Ltd.	42,530
2,320	CBRE Group, Inc., Class A*	187,247
3,700	City Developments, Ltd.	18,450
14,000	CK Asset Holdings, Ltd.	77,699
500	Daito Trust Construction Co., Ltd.	50,738
4,200	Daiwa House Industry Co., Ltd.	111,015
18,800	ESR Group, Ltd.	32,367
3,858	Fastighets AB Balder, B Shares*	14,103
257	FirstService Corp., Class WI	39,584
11,000	Hang Lung Properties, Ltd.	16,978
13,324	Henderson Land Development Co., Ltd.	39,731
6,600	Hongkong Land Holdings, Ltd.	25,785
2,400	Hulic Co., Ltd.	20,599
666	LEG Immobilien SE	38,245
4,109	Lendlease Corp., Ltd.	21,257
7,600	Mitsubishi Estate Co., Ltd.	90,662
6,300	Mitsui Fudosan Co., Ltd.	125,711
8,827	New World Development Co., Ltd.	21,803
1,000	Nomura Real Estate Holdings, Inc.	23,790
1,352	Sagax AB, Class B	26,732
24,117	Sino Land Co., Ltd.	29,658
2,100	Sumitomo Realty & Development Co., Ltd.	52,054
9,500	Sun Hung Kai Properties, Ltd.	119,827
5,000	Swire Pacific, Ltd., Class A	38,470
9,200	Swire Properties, Ltd.	22,678

See accompanying notes to the financial statements.

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
702	Swiss Prime Site AG, Registered Shares	$60,941
1,769	UOL Group, Ltd.	8,427
5,641	Vonovia SE	110,127
11,000	Wharf Real Estate Investment Co., Ltd.	55,058
1,012	Zillow Group, Inc., Class C*	50,863

		1,579,690

Residential REITs (0.3%):
2,448	American Homes 4 Rent, Class A	86,781
973	AvalonBay Communities, Inc.	184,160
739	Camden Property Trust	80,455
815	Canadian Apartment Properties REIT^	31,293
1,394	Equity LifeStyle Properties, Inc.	93,245
2,712	Equity Residential	178,911
428	Essex Property Trust, Inc.	100,280
4,453	Invitation Homes, Inc.	153,183
795	Mid-America Apartment Communities, Inc.	120,729
860	Sun Communities, Inc.	112,196
2,272	UDR, Inc.	97,605

		1,238,838

Retail REITs (0.3%):
44,406	CapitaLand Integrated Commercial Trust	62,821
43	Japan Metropolitan Fund Invest	28,722
4,981	Kimco Realty Corp.	98,225
1,908	Klepierre SA	47,332
17,300	Link REIT	96,319
15,100	Mapletree Pan Asia Commercial Trust	18,122
4,556	Realty Income Corp.	272,403
1,170	Regency Centers Corp.	72,271
36,788	Scentre Group	64,962
2,386	Simon Property Group, Inc.	275,535
812	Unibail-Rodamco-Westfield*	42,913

		1,079,625

Semiconductors & Semiconductor Equipment (5.9%):
11,592	Advanced Micro Devices, Inc.*	1,320,445
1,400	Advantest Corp.	187,570
3,701	Analog Devices, Inc.	720,992
6,055	Applied Materials, Inc.	875,190
323	ASM International NV	137,352
2,887	ASML Holding NV	2,089,615
3,003	Broadcom, Inc.	2,604,892
600	Disco Corp.	94,933
979	Enphase Energy, Inc.*	163,963
1,138	Entegris, Inc.	126,113
717	First Solar, Inc.*	136,294
9,326	Infineon Technologies AG	384,572
30,102	Intel Corp.	1,006,611
1,011	KLA Corp.	490,355
960	Lam Research Corp.	617,146
500	Lasertec Corp.	75,577
1,009	Lattice Semiconductor Corp.*	96,935
6,104	Marvell Technology, Inc.	364,897
4,087	Microchip Technology, Inc.	366,154
7,960	Micron Technology, Inc.	502,356
311	Monolithic Power Systems, Inc.	168,011
17,792	NVIDIA Corp.	7,526,372
1,879	NXP Semiconductors NV	384,594
3,160	ON Semiconductor Corp.*	298,873
704	Qorvo, Inc.*	71,829

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,121	QUALCOMM, Inc.	$966,724
8,700	Renesas Electronics Corp.*	164,663
500	Rohm Co., Ltd.	47,264
1,188	Skyworks Solutions, Inc.	131,500
386	SolarEdge Technologies, Inc.*	103,853
4,717	STMicroelectronics NV	234,641
2,600	SUMCO Corp.	36,803
1,111	Teradyne, Inc.	123,688
6,567	Texas Instruments, Inc.	1,182,191
3,300	Tokyo Electron, Ltd.	472,621
853	Tower Semiconductor, Ltd.*	31,538
928	Wolfspeed, Inc.*	51,587

		24,358,714

Software (7.7%):
3,318	Adobe, Inc.*	1,622,469
650	ANSYS, Inc.*	214,676
217	Aspen Technology, Inc.*	36,371
1,026	Atlassian Corp., Class A*	172,173
1,549	Autodesk, Inc.*	316,941
1,586	Bentley Systems, Inc., Class B	86,009
597	BILL Holdings, Inc.*	69,759
1,147	Black Knight, Inc.*	68,510
1,958	Cadence Design Systems, Inc.*	459,190
748	Check Point Software Technologies, Ltd.*	93,964
147	Constellation Software, Inc.	304,605
1,478	Crowdstrike Holdings, Inc., Class A*	217,074
382	CyberArk Software, Ltd.*	59,718
4,699	Dassault Systemes SE	208,362
1,802	Datadog, Inc., Class A*	177,281
633	Descartes Systems Group, Inc. (The)*	50,713
1,635	DocuSign, Inc.*	83,532
1,999	Dropbox, Inc., Class A*	53,313
1,408	Dynatrace, Inc.*	72,470
188	Fair Isaac Corp.*	152,132
4,938	Fortinet, Inc.*	373,263
4,346	Gen Digital, Inc.	80,618
320	HubSpot, Inc.*	170,269
2,011	Intuit, Inc.	921,420
50,938	Microsoft Corp.	17,346,427
423	Nemetschek SE	31,674
487	Nice, Ltd.*	100,566
2,016	Open Text Corp.	83,861
300	Oracle Corp.	22,295
11,695	Oracle Corp.	1,392,758
12,569	Palantir Technologies, Inc., Class A*	192,683
2,158	Palo Alto Networks, Inc.*	551,391
818	PTC, Inc.*	116,401
784	Roper Technologies, Inc.	376,947
7,580	Sage Group plc (The)	89,029
7,201	Salesforce, Inc.*	1,521,283
7,544	SAP SE	1,029,989
1,490	ServiceNow, Inc.*	837,335
1,105	Splunk, Inc.*	117,229
1,098	Synopsys, Inc.*	478,080
617	Temenos AG, Registered Shares	49,141
800	Trend Micro, Inc.	38,746
326	Tyler Technologies, Inc.*	135,769
1,510	Unity Software, Inc.*	65,564
1,501	VMware, Inc., Class A*	215,679

See accompanying notes to the financial statements.

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,150	WiseTech Global, Ltd.	$61,595
1,487	Workday, Inc., Class A*	335,898
951	Xero, Ltd.*	75,988
1,326	Zoom Video Communications, Inc., Class A*	90,009
663	Zscaler, Inc.*	96,997

		31,518,166

Specialized REITs (0.7%):
3,341	American Tower Corp.	647,953
3,067	Crown Castle, Inc.	349,454
2,111	Digital Realty Trust, Inc.	240,380
684	Equinix, Inc.	536,215
984	Extra Space Storage, Inc.	146,468
1,963	Gaming and Leisure Properties, Inc.	95,127
2,113	Iron Mountain, Inc.	120,061
1,172	Public Storage	342,083
819	SBA Communications Corp.	189,811
7,051	VICI Properties, Inc.	221,613
4,962	Weyerhaeuser Co.	166,277

		3,055,442

Specialty Retail (1.6%):
492	Advance Auto Parts, Inc.	34,588
129	AutoZone, Inc.*	321,643
1,673	Bath & Body Works, Inc.	62,737
1,357	Best Buy Co., Inc.	111,206
521	Burlington Stores, Inc.*	82,000
1,047	CarMax, Inc.*	87,634
819	Chewy, Inc., Class A*	32,326
455	Dick’s Sporting Goods, Inc.	60,146
1,200	Fast Retailing Co., Ltd.	308,100
5,397	H & M Hennes & Mauritz AB, Class B	92,849
100	Hikari Tsushin, Inc.	14,373
7,291	Home Depot, Inc. (The)	2,264,876
7,837	Industria de Diseno Textil SA	304,456
17,355	JD Sports Fashion plc	32,162
12,728	Kingfisher plc	37,439
4,274	Lowe’s Cos., Inc.	964,642
500	Nitori Holdings Co., Ltd.	55,950
449	O’Reilly Automotive, Inc.*	428,930
2,420	Ross Stores, Inc.	271,355
8,311	TJX Cos., Inc. (The)	704,690
839	Tractor Supply Co.	185,503
379	Ulta Beauty, Inc.*	178,355
1,700	USS Co., Ltd.	28,178
1,812	Zalando SE*	52,129
1,200	ZOZO, Inc.	24,839

		6,741,106

Technology Hardware, Storage & Peripherals (5.7%):
113,969	Apple, Inc.	22,106,567
2,300	Brother Industries, Ltd.	33,731
7,200	Canon, Inc.	190,013
2,057	Dell Technologies, Inc., Class C	111,304
2,500	FUJIFILM Holdings Corp.	148,493
9,036	Hewlett Packard Enterprise Co.	151,805
6,502	HP, Inc.	199,676
1,306	Logitech International SA, Class R	77,673
1,454	NetApp, Inc.	111,086
3,600	Ricoh Co., Ltd.	30,741
1,345	Seagate Technology Holdings plc	83,215

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,200	Seiko Epson Corp.	$34,164
2,418	Western Digital Corp.*	91,715

		23,370,183

Textiles, Apparel & Luxury Goods (1.3%):
1,229	adidas AG	238,348
2,711	Burberry Group plc	72,951
3,812	Cie Financiere Richemont SA, Registered Shares	646,977
193	Deckers Outdoor Corp.*	101,838
1,244	Gildan Activewear, Inc.	40,111
226	Hermes International	491,604
522	Kering SA	289,075
835	Lululemon Athletica, Inc.*	316,047
1,983	LVMH Moet Hennessy Louis Vuitton SE	1,871,229
1,545	Moncler SpA	106,894
8,846	NIKE, Inc., Class B	976,333
733	Pandora A/S	65,512
767	Puma SE	46,120
437	Swatch Group AG (The)	24,027
209	Swatch Group AG (The), Class BR	61,273
2,236	VF Corp.	42,685

		5,391,024

Tobacco (0.6%):
12,793	Altria Group, Inc.	579,523
15,602	British American Tobacco plc	517,534
6,629	Imperial Brands plc, Class A	146,575
8,700	Japan Tobacco, Inc.^	190,716
11,105	Philip Morris International, Inc.	1,084,070

		2,518,418

Trading Companies & Distributors (0.8%):
1,088	AerCap Holdings NV*	69,110
3,106	Ashtead Group plc	215,645
1,133	Brenntag SE	88,263
2,452	Bunzl plc	93,340
4,048	Fastenal Co.	238,791
1,437	Ferguson plc	226,827
478	IMCD NV	68,749
8,700	ITOCHU Corp.	346,020
11,600	Marubeni Corp.	198,192
9,000	Mitsubishi Corp.	436,312
9,600	Mitsui & Co., Ltd.	361,251
1,400	MonotaRO Co., Ltd.^	17,842
1,239	Reece, Ltd.	15,440
8,000	Sumitomo Corp.	169,990
731	Toromont Industries, Ltd.	60,059
1,400	Toyota Tsushu Corp.	69,894
527	United Rentals, Inc.	234,710
327	W.W. Grainger, Inc.	257,869
244	Watsco, Inc.	93,079

		3,261,383

Transportation Infrastructure (0.1%):
546	Aena SME SA	88,250
215	Aeroports de Paris	30,889
8,354	Auckland International Airport, Ltd.*	43,762
2,993	Getlink SE	50,919
21,423	Transurban Group	204,012

		417,832

See accompanying notes to the financial statements.

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Water Utilities (0.1%):
1,396	American Water Works Co., Inc.	$199,279
1,659	Essential Utilities, Inc.	66,211
1,696	Severn Trent plc	55,242
4,770	United Utilities Group plc	58,243

		378,975

Wireless Telecommunication Services (0.4%):
11,000	KDDI Corp.	340,000
2,761	Rogers Communications, Inc., Class B	125,981
21,500	SoftBank Corp.	230,031
7,500	SoftBank Group Corp.	355,999
4,629	Tele2 AB	38,327
4,267	T-Mobile US, Inc.*	592,686
168,258	Vodafone Group plc	158,729

		1,841,753

Total Common Stocks (Cost $336,669,647)		408,906,488

Preferred Stocks (0.1%):
Automobile Components (0.1%):
1,151	Porsche Automobil Holding SE, 4.64%, 5/20/20*	69,224
1,331	Volkswagen AG, 7.13%, 5/8/20	178,507

		247,731

Shares		Value
Preferred Stocks, continued
Automobiles (0.0%†):
335	Bayerische Motoren Werke AG, 8.18%, 5/15/20	$38,087

Household Products (0.0%†):
1,314	Henkel AG & Co. KGaA, 2.53%, 4/21/20	105,027

Total Preferred Stocks (Cost $516,440)		390,845

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
2,010,818	BlackRock Liquidity FedFund, Institutional Class, 3.57%(a)(b)	2,010,818

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,010,818)		2,010,818

Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
696,373	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(b)	696,373

Total Unaffiliated Investment Company (Cost $696,373)		696,373

Total Investment Securities (Cost $339,893,278) — 100.2%		412,004,524

Net other assets (liabilities) — (0.2)%		(711,561)

Net Assets — 100.0%		$411,292,963

Percentages indicated are based on net assets as of June 30, 2023.

ADR              -       American Depository Receipt

REIT             -       Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,894,027.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(b)	The rate represents the effective yield at June 30, 2023.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2023:

(Unaudited)

Country	Percentage

Argentina	0.1%

Australia	2.0%

Austria	0.1%

Belgium	0.2%

Bermuda	0.1%

Canada	3.3%

China	—%	†

Denmark	0.8%

Finland	0.3%

France	3.1%

Germany	2.3%

Hong Kong	0.7%

Ireland	0.9%

Isle of Man	—%	†

Israel	0.2%

Italy	0.6%

Japan	6.2%

Jersey	—%	†

Liberia	—%	†

Luxembourg	0.1%

Netherlands	2.2%

New Zealand	0.1%

Norway	0.2%

See accompanying notes to the financial statements.

18

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Country	Percentage

Panama	—%	†

Portugal	—%	†

Singapore	0.4%

Spain	0.7%

Sweden	0.8%

Switzerland	3.1%

United Kingdom	3.8%

United States	67.7%

	100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/15/23	6	$289,817	$7,788
FTSE 100 Index September Futures (British Pounds)	9/15/23	3	287,284	1,087
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	6	1,346,475	39,598
SGX Nikkei 225 Index September Futures (Japenese Yen)	9/7/23	1	114,967	4,273

				$52,746

See accompanying notes to the financial statements.

19

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$338,556,979
Investments in affiliates, at cost	1,336,299

Investments in non-affiliates, at value(a)	$410,575,517
Investments in affiliates, at value	1,429,007
Deposit at broker for futures contracts collateral	113,582
Interest and dividends receivable	369,871
Foreign currency, at value (cost $931,894)	933,016
Receivable for capital shares issued	915
Receivable for investments sold	15,273
Receivable for variation margin on futures contracts	23,223
Reclaims receivable	407,725
Prepaid expenses	481

Total Assets	413,868,610

Liabilities:
Payable for investments purchased	584
Payable for capital shares redeemed	331,117
Payable for collateral received on loaned securities	2,010,818
Management fees payable	103,554
Administration fees payable	10,742
Distribution fees payable	74,771
Custodian fees payable	8,367
Administrative and compliance services fees payable	597
Transfer agent fees payable	1,296
Trustee fees payable	2,933
Other accrued liabilities	30,868

Total Liabilities	2,575,647

Commitments and contingent liabilities^

Net Assets	$411,292,963

Net Assets Consist of:
Paid in capital	$335,950,042
Total distributable earnings	75,342,921

Net Assets	$411,292,963

Class 1
Net Assets	$43,186,096
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,137,924
Net Asset Value (offering and redemption price per share)	$8.41

Class 2
Net Assets	$368,106,867
Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,591,340
Net Asset Value (offering and redemption price per share)	$14.38

(a)	Includes securities on loan of $1,894,027.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from non-affiliates	$5,129,366
Dividends from affiliates	48,830
Interest	770
Income from securities lending	14,044
Foreign withholding tax	(305,453)

Total Investment Income	4,887,557

Expenses:
Management fees	1,396,571
Administration fees	50,671
Distribution fees - Class 2	447,180
Custodian fees	31,128
Administrative and compliance services fees	2,657
Transfer agent fees	7,191
Trustee fees	10,879
Professional fees	8,789
Licensing fees	56,079
Shareholder reports	8,025
Other expenses	5,172

Total expenses before reductions	2,024,342
Less Management fees contractually waived	(778,086)

Net expenses	1,246,256

Net Investment Income/(Loss)	3,641,301

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(4,175,206)
Net realized gains/(losses) on affiliated transactions	(18,797)
Net realized gains/(losses) on futures contracts	299,569
Change in net unrealized appreciation/depreciation on securities and foreign currencies	54,702,167
Change in net unrealized appreciation/depreciation on affiliated transactions	44,896
Change in net unrealized appreciation/depreciation on futures contracts	86,438

Net realized and Change in net unrealized gains/losses on investments	50,939,067

Change in Net Assets Resulting From Operations	$54,580,368

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$3,641,301	$5,933,192
Net realized gains/(losses) on investments	(3,894,434)	535,485
Change in unrealized appreciation/depreciation on investments	54,833,501	(97,877,432)

Change in net assets resulting from operations	54,580,368	(91,408,755)

Distributions to Shareholders:
Class 1	—	(5,669,928)
Class 2	—	(29,626,829)

Change in net assets resulting from distributions to shareholders	—	(35,296,757)

Capital Transactions:
Class 1
Proceeds from shares issued	29,446	71,634
Proceeds from dividends reinvested	—	5,669,928
Value of shares redeemed	(2,539,168)	(5,131,647)

Total Class 1 Shares	(2,509,722)	609,915

Class 2
Proceeds from shares issued	25,202,718	5,426,058
Proceeds from dividends reinvested	—	29,626,829
Value of shares redeemed	(38,014,522)	(54,949,045)

Total Class 2 Shares	(12,811,804)	(19,896,158)

Change in net assets resulting from capital transactions	(15,321,526)	(19,286,243)

Change in net assets	39,258,842	(145,991,755)
Net Assets:
Beginning of period	372,034,121	518,025,876

End of period	$411,292,963	$372,034,121

Share Transactions:
Class 1
Shares issued	3,828	7,887
Dividends reinvested	—	809,990
Shares redeemed	(322,243)	(585,641)

Total Class 1 Shares	(318,415)	232,236

Class 2
Shares issued	1,843,822	398,125
Dividends reinvested	—	2,468,902
Shares redeemed	(2,805,867)	(3,868,175)

Total Class 2 Shares	(962,045)	(1,001,148)

Change in shares	(1,280,460)	(768,912)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$7.30		$10.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.14 (a)	0.06	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.03		(2.07)	0.91

Total from Investment Activities	1.11		(1.93)	0.97

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.13)
Net Realized Gains	—		(1.03)	(0.41)

Total Dividends	—		(1.20)	(0.54)

Net Asset Value, End of Period	$8.41		$7.30	$10.43

Total Return(b)	15.21	%(c)	(18.08)%	10.00	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$43,186		$39,839	$54,468
Net Investment Income/(Loss)(d)	2.04%		1.65%	1.06%
Expenses Before Reductions(d)(e)	0.79%		0.79%	0.83%
Expenses Net of Reductions(d)	0.40%		0.39%	0.44%
Portfolio Turnover Rate(f)	8%		2%	49%

Class 2

Net Asset Value, Beginning of Period	$12.51		$16.82	$14.35		$12.55	$10.03	$11.22

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.20 (a)	0.16	(a)	0.16 (a)	0.19 (a)	0.21
Net Realized and Unrealized Gains/(Losses) on Investments	1.75		(3.31)	2.85		1.75	2.52	(1.19)

Total from Investment Activities	1.87		(3.11)	3.01		1.91	2.71	(0.98)

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.13)		(0.11)	(0.19)	(0.21)
Net Realized Gains	—		(1.03)	(0.41)		—	—	—

Total Dividends	—		(1.20)	(0.54)		(0.11)	(0.19)	(0.21)

Net Asset Value, End of Period	$14.38		$12.51	$16.82		$14.35	$12.55	$10.03

Total Return(b)	14.95	%(c)	(18.23)%	21.18%		15.36%	27.25%	(8.94)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$368,107		$332,195	$463,557		$321,637	$331,138	$127,860
Net Investment Income/(Loss)(d)	1.80%		1.40%	1.03%		1.32%	1.68%	1.67%
Expenses Before Reductions(d)(e)	1.04%		1.04%	1.09%		1.08%	1.12%	1.14%
Expenses Net of Reductions(d)	0.65%		0.65%	0.70%		0.69%	0.73%	0.75%
Portfolio Turnover Rate(f)	8%		2%	49%		13%	9%	4%

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

22

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,385 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,010,818 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $2.8 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$52,746	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$299,569	$86,438

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Global Equity Index Fund, Class 1	0.70%	0.55%

AZL MSCI Global Equity Index Fund, Class 2	0.70%	0.80%

* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.31% on all assets in order to maintain more competitive expense ratios. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and 0.03% of the Fund’s net assets over $300 million.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

At June 30, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$658,102	$52,991	$(88,061)	$(1,998)	$54,630	$675,664	2,905	$37,625	$—
BlackRock, Inc., Class A	781,618	59,347	(61,089)	(16,799)	(9,734)	753,343	1,090	11,205	—

	$1,439,720	$112,338	$(149,150)	$(18,797)	$44,896	$1,429,007	3,995	$48,830	$—

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$297,135,895	$111,770,593	$—	$408,906,488
Preferred Stocks	—	390,845	—	390,845

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total
Short-Term Security Held as Collateral for Securities on Loan	$2,010,818	$—	$—	$2,010,818
Unaffiliated Investment Company	696,373	—	—	696,373

Total Investment Securities	299,843,086	112,161,438	—	412,004,524

Other Financial Instruments:*
Futures Contracts	52,746	—	—	52,746

Total Investments	$299,895,832	$112,161,438	$—	$412,057,270

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Global Equity Index Fund	$26,804,020	$37,969,394

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

27

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $358,602,087. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$53,152,897
Unrealized (depreciation)	(38,642,577)

Net unrealized appreciation/(depreciation)	$14,510,320

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Global Equity Index Fund	$29,139,384	$6,157,373	$35,296,757

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Global Equity Index Fund	$6,245,628	$—	$—	$14,517,547	$20,763,175

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

29

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

30

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 19

Statement Regarding the Trust’s Liquidity Risk Management Program Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,296.30	$2.33	0.41%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,294.10	$3.75	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	43.1%

Consumer Discretionary	15.9

Health Care	10.9

Communication Services	10.7

Financials	6.3

Industrials	6.0

Consumer Staples	4.4

Real Estate	0.9

Materials	0.7

Energy	0.5

Utilities	0.1

Total Common Stocks	99.5

Unaffiliated Investment Company	0.6

Short-Term Security Held as Collateral for Securities on Loan	— †

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (0.8%):
1,778	Axon Enterprise, Inc.*	$346,923
1,940	Boeing Co. (The)*	409,650
399	BWX Technologies, Inc.	28,556
1,021	HEICO Corp.	180,656
1,856	HEICO Corp., Class A	260,954
5,770	Lockheed Martin Corp.	2,656,393
209	Northrop Grumman Corp.	95,262
275	Spirit AeroSystems Holdings, Inc., Class A	8,027
227	TransDigm Group, Inc.	202,977

		4,189,398

Air Freight & Logistics (0.2%):
2,289	CH Robinson Worldwide, Inc.	215,967
531	Expeditors International of Washington, Inc.	64,320
5,132	United Parcel Service, Inc., Class B	919,911

		1,200,198

Automobile Components (3.3%):
70,593	Tesla, Inc.*	18,479,130

Banks (0.1%):
30	First Citizens BancShares, Inc., Class A	38,504
40,399	NU Holdings, Ltd., Class A*	318,748

		357,252

Beverages (1.7%):
238	Boston Beer Co., Inc. (The), Class A*	73,409
711	Brown-Forman Corp., Class A	48,398
3,732	Brown-Forman Corp., Class B	249,223
1,390	Celsius Holdings, Inc.*	207,374
49,425	Coca-Cola Co. (The)	2,976,373
391	Constellation Brands, Inc., Class C	96,237
19,029	Monster Beverage Corp.*	1,093,026
24,356	PepsiCo, Inc.	4,511,218

		9,255,258

Biotechnology (2.5%):
45,149	AbbVie, Inc.	6,082,925
2,541	Alnylam Pharmaceuticals, Inc.*	482,637
9,294	Amgen, Inc.	2,063,454
2,549	Apellis Pharmaceuticals, Inc.*	232,214
564	BioMarin Pharmaceutical, Inc.*	48,887
1,584	Exact Sciences Corp.*	148,738
7,273	Exelixis, Inc.*	138,987
5,163	Horizon Therapeutics plc*	531,015
3,477	Incyte Corp.*	216,443
3,450	Ionis Pharmaceuticals, Inc.*	141,553
812	Karuna Therapeutics, Inc.*	176,082
2,412	Natera, Inc.*	117,368
2,349	Neurocrine Biosciences, Inc.*	221,511
180	Regeneron Pharmaceuticals, Inc.*	129,337
5,898	Roivant Sciences, Ltd.*	59,452
2,116	Sarepta Therapeutics, Inc.*	242,324
3,469	Seagen, Inc.*	667,644
1,383	Ultragenyx Pharmaceutical, Inc.*	63,798
6,102	Vertex Pharmaceuticals, Inc.*	2,147,355

		13,911,724

Broadline Retail (5.5%):
230,510	Amazon.com, Inc.*	30,049,284
28,013	Coupang, Inc.*	487,426
847	eBay, Inc.	37,852

Shares		Value
Common Stocks, continued
Broadline Retail, continued
1,760	Etsy, Inc.*	$148,914
506	Ollie’s Bargain Outlet Holdings, Inc.*	29,312

		30,752,788

Building Products (0.2%):
336	A O Smith Corp.	24,454
1,521	Advanced Drainage Systems, Inc.	173,059
1,845	Allegion plc	221,437
696	Armstrong World Industries, Inc.	51,128
1,718	Trane Technologies plc	328,585
2,655	Trex Co., Inc.*	174,062

		972,725

Capital Markets (1.2%):
2,688	Ameriprise Financial, Inc.	892,846
3,890	Ares Management Corp., Class A	374,802
18,056	Blackstone, Inc., Class A	1,678,666
1,702	Blue Owl Capital, Inc.	19,828
970	FactSet Research Systems, Inc.	388,631
4,063	KKR & Co., Inc., Class A	227,528
2,041	LPL Financial Holdings, Inc.	443,775
935	MarketAxess Holdings, Inc.	244,428
3,702	Moody’s Corp.	1,287,259
599	Morningstar, Inc.	117,446
994	MSCI, Inc.	466,474
681	S&P Global, Inc.	273,006
1,018	Tradeweb Markets, Inc., Class A	69,713
705	XP, Inc.*	16,539

		6,500,941

Chemicals (0.6%):
1,426	Axalta Coating Systems, Ltd.*	46,787
4,944	Ecolab, Inc.	922,995
476	FMC Corp.	49,666
1,180	Linde plc	449,675
1,507	PPG Industries, Inc.	223,488
621	RPM International, Inc.	55,722
1,055	Scotts Miracle-Gro Co. (The)	66,138
5,068	Sherwin-Williams Co. (The)	1,345,655

		3,160,126

Commercial Services & Supplies (0.7%):
1,972	Cintas Corp.	980,242
10,751	Copart, Inc.*	980,599
159	MSA Safety, Inc.	27,660
3,552	RB Global, Inc.	213,120
5,317	Rollins, Inc.	227,727
245	Tetra Tech, Inc.	40,116
9,353	Waste Management, Inc.	1,621,997

		4,091,461

Communications Equipment (0.4%):
6,413	Arista Networks, Inc.*	1,039,291
3,888	Motorola Solutions, Inc.	1,140,273
18	Ubiquiti, Inc.	3,163

		2,182,727

Construction & Engineering (0.1%):
415	EMCOR Group, Inc.	76,684
967	Quanta Services, Inc.	189,967
76	Valmont Industries, Inc.	22,120

See accompanying notes to the financial statements.

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,267	WillScot Mobile Mini Holdings Corp.*	$60,550

		349,321

Construction Materials (0.1%):
709	Eagle Materials, Inc.	132,172
745	Vulcan Materials Co.	167,953

		300,125

Consumer Finance (0.2%):
4,965	American Express Co.	864,903
2,428	SLM Corp.	39,625

		904,528

Consumer Staples Distribution & Retail (1.8%):
1,176	BJ’s Wholesale Club Holdings, Inc.*	74,100
137	Casey’s General Stores, Inc.	33,412
11,335	Costco Wholesale Corp.	6,102,537
5,716	Dollar General Corp.	970,462
1,841	Performance Food Group Co.*	110,902
12,876	Sysco Corp.	955,399
11,767	Target Corp.	1,552,067

		9,798,879

Containers & Packaging (0.1%):
679	Avery Dennison Corp.	116,652
4,163	Graphic Packaging Holding Co.	100,037
2,032	Sealed Air Corp.	81,280

		297,969

Distributors (0.1%):
966	Pool Corp.	361,902

Diversified Consumer Services (0.0%†):
431	Bright Horizons Family Solutions, Inc.*	39,846
2,515	H&R Block, Inc.	80,153
1,384	Service Corp. International	89,393

		209,392

Diversified Telecommunication Services (0.0%†):
2,983	Iridium Communications, Inc.	185,304

Electrical Equipment (0.2%):
6,727	ChargePoint Holdings, Inc.*^	59,130
624	Hubbell, Inc.	206,894
2,938	Rockwell Automation, Inc.	967,924
1,096	Vertiv Holdings Co.	27,148

		1,261,096

Electronic Equipment, Instruments & Components (0.3%):
7,500	Amphenol Corp., Class A	637,125
3,404	CDW Corp.	624,634
2,076	Jabil, Inc.	224,063
1,161	Keysight Technologies, Inc.*	194,410
2,618	National Instruments Corp.	150,273
1,344	Vontier Corp.	43,290
235	Zebra Technologies Corp., Class A*	69,520

		1,943,315

Energy Equipment & Services (0.0%†):
4,618	Halliburton Co.	152,348

Entertainment (1.1%):
904	Live Nation Entertainment, Inc.*	82,364
11,219	Netflix, Inc.*	4,941,857
1,929	Playtika Holding Corp.*	22,376
11,466	ROBLOX Corp., Class A*	462,080

Shares		Value
Common Stocks, continued
Entertainment, continued
391	Roku, Inc.*	$25,008
3,615	Spotify Technology SA*	580,388
1,144	World Wrestling Entertainment, Inc., Class A	124,090

		6,238,163

Financial Services (4.2%):
13,341	Apollo Global Management, Inc.	1,024,722
5,157	Block, Inc.*	343,301
9,136	Equitable Holdings, Inc.	248,134
603	Euronet Worldwide, Inc.*	70,774
4,310	Fiserv, Inc.*	543,707
1,709	FleetCor Technologies, Inc.*	429,096
21,465	Mastercard, Inc., Class A	8,442,185
26,024	PayPal Holdings, Inc.*	1,736,582
1,773	Rocket Cos., Inc., Class A*^	15,886
1,341	Shift4 Payments, Inc., Class A*	91,067
9,054	Toast, Inc., Class A*	204,349
604	UWM Holdings Corp.^	3,382
41,432	Visa, Inc., Class A	9,839,271
2,516	Western Union Co. (The)	29,513
501	WEX, Inc.*	91,217

		23,113,186

Food Products (0.2%):
675	Freshpet, Inc.*	44,422
2,795	Hershey Co. (The)	697,912
3,694	Lamb Weston Holdings, Inc.	424,625

		1,166,959

Ground Transportation (0.9%):
180	Avis Budget Group, Inc.*	41,161
5,764	CSX Corp.	196,552
415	JB Hunt Transport Services, Inc.	75,127
845	Landstar System, Inc.	162,696
6,755	Lyft, Inc., Class A*	64,780
2,348	Old Dominion Freight Line, Inc.	868,173
49,618	Uber Technologies, Inc.*	2,142,009
792	U-Haul Holding Co.	40,131
6,675	Union Pacific Corp.	1,365,839

		4,956,468

Health Care Equipment & Supplies (2.0%):
2,790	Abbott Laboratories	304,166
1,952	Align Technology, Inc.*	690,305
9,890	Dexcom, Inc.*	1,270,964
15,597	Edwards Lifesciences Corp.*	1,471,265
544	GE HealthCare Technologies, Inc.	44,195
2,085	IDEXX Laboratories, Inc.*	1,047,149
735	Inspire Medical Systems, Inc.*	238,610
1,725	Insulet Corp.*	497,386
8,935	Intuitive Surgical, Inc.*	3,055,234
1,214	Masimo Corp.*	199,764
2,552	Novocure, Ltd.*	105,908
898	Penumbra, Inc.*	308,966
3,712	ResMed, Inc.	811,072
927	Shockwave Medical, Inc.*	264,575
2,308	Stryker Corp.	704,148
222	Tandem Diabetes Care, Inc.*	5,448

		11,019,155

Health Care Providers & Services (2.4%):
6,287	agilon health, Inc.*	109,016

See accompanying notes to the financial statements.

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
4,131	AmerisourceBergen Corp.	$794,928
3,377	Cardinal Health, Inc.	319,363
268	Chemed Corp.	145,167
553	Cigna Group (The)	155,172
1,478	DaVita, Inc.*	148,495
807	Elevance Health, Inc.	358,542
1,083	HCA Healthcare, Inc.	328,669
1,387	Humana, Inc.	620,169
1,335	McKesson Corp.	570,459
803	Molina Healthcare, Inc.*	241,896
20,001	UnitedHealth Group, Inc.	9,613,281

		13,405,157

Health Care Technology (0.1%):
1,995	Certara, Inc.*	36,329
1,384	Doximity, Inc., Class A*	47,084
3,703	Veeva Systems, Inc., Class A*	732,194

		815,607

Hotels, Restaurants & Leisure (2.9%):
10,369	Airbnb, Inc., Class A*	1,328,891
949	Booking Holdings, Inc.*	2,562,613
2,150	Caesars Entertainment, Inc.*	109,586
692	Chipotle Mexican Grill, Inc.*	1,480,188
855	Choice Hotels International, Inc.	100,480
1,790	Churchill Downs, Inc.	249,114
1,441	Darden Restaurants, Inc.	240,762
905	Domino’s Pizza, Inc.	304,976
6,040	DoorDash, Inc., Class A*	461,577
10,687	DraftKings, Inc.*	283,954
2,688	Expedia Group, Inc.*	294,040
3,011	Hilton Worldwide Holdings, Inc.	438,251
7,886	Las Vegas Sands Corp.*	457,388
6,454	Marriott International, Inc., Class A	1,185,535
7,706	McDonald’s Corp.	2,299,547
2,604	Norwegian Cruise Line Holdings, Ltd.*	56,689
1,039	Planet Fitness, Inc., Class A*	70,070
1,801	Royal Caribbean Cruises, Ltd.*	186,836
28,865	Starbucks Corp.	2,859,367
1,709	Texas Roadhouse, Inc.	191,887
1,524	Travel + Leisure Co.	61,478
101	Vail Resorts, Inc.	25,428
4,532	Wendy’s Co. (The)	98,571
765	Wingstop, Inc.	153,122
153	Wyndham Hotels & Resorts, Inc.	10,491
349	Wynn Resorts, Ltd.	36,858
6,295	Yum! Brands, Inc.	872,172

		16,419,871

Household Durables (0.0%†):
7	NVR, Inc.*	44,454
866	Tempur Sealy International, Inc.	34,701
53	TopBuild Corp.*	14,099

		93,254

Household Products (0.7%):
5,596	Church & Dwight Co., Inc.	560,887
3,162	Clorox Co. (The)	502,885
8,108	Kimberly-Clark Corp.	1,119,390
11,324	Procter & Gamble Co. (The)	1,718,304

		3,901,466

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.1%):
10,433	AES Corp. (The)	$216,276
2,792	Vistra Corp.	73,290

		289,566

Industrial Conglomerates (0.1%):
2,197	Honeywell International, Inc.	455,878

Insurance (0.8%):
1,289	Arch Capital Group, Ltd.*	96,482
303	Arthur J. Gallagher & Co.	66,530
2,364	Brown & Brown, Inc.	162,738
146	Everest Re Group, Ltd.	49,911
558	Kinsale Capital Group, Inc.	208,804
933	Lincoln National Corp.	24,034
10,143	Marsh & McLennan Cos., Inc.	1,907,695
602	Primerica, Inc.	119,051
11,199	Progressive Corp. (The)	1,482,412
333	RenaissanceRe Holdings, Ltd.	62,111
227	RLI Corp.	30,979
2,186	Ryan Specialty Holdings, Inc.*	98,129
340	Willis Towers Watson plc	80,070

		4,388,946

Interactive Media & Services (9.2%):
152,041	Alphabet, Inc., Class A*	18,199,308
131,763	Alphabet, Inc., Class C*	15,939,370
6,481	Match Group, Inc.*	271,230
56,592	Meta Platforms, Inc., Class A*	16,240,772
15,167	Pinterest, Inc., Class A*	414,666
4,122	ZoomInfo Technologies, Inc.*	104,657

		51,170,003

IT Services (1.6%):
16,166	Accenture plc, Class A	4,988,504
7,027	Cloudflare, Inc., Class A*	459,355
1,404	EPAM Systems, Inc.*	315,549
1,940	Gartner, Inc.*	679,601
991	Globant SA*	178,103
2,388	GoDaddy, Inc., Class A*	179,410
1,694	MongoDB, Inc.*	696,217
540	Okta, Inc.*	37,449
7,926	Snowflake, Inc., Class A*	1,394,818
714	Twilio, Inc., Class A*	45,425
123	VeriSign, Inc.*	27,794

		9,002,225

Leisure Products (0.0%†):
334	Brunswick Corp.	28,938
7,878	Peloton Interactive, Inc., Class A*	60,582
121	Polaris, Inc.	14,632
2,292	YETI Holdings, Inc.*	89,021

		193,173

Life Sciences Tools & Services (1.4%):
2,191	10X Genomics, Inc., Class A*	122,345
6,140	Agilent Technologies, Inc.	738,335
3,948	Bio-Techne Corp.	322,275
2,629	Bruker Corp.	194,336
310	ICON plc*	77,562
1,205	Illumina, Inc.*	225,925
4,370	IQVIA Holdings, Inc.*	982,245
2,918	Maravai LifeSciences Holdings, Inc., Class A*	36,271

See accompanying notes to the financial statements.

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
595	Medpace Holdings, Inc.*	$142,901
556	Mettler-Toledo International, Inc.*	729,272
627	Repligen Corp.*	88,695
2,627	Sotera Health Co.*	49,493
6,080	Thermo Fisher Scientific, Inc.	3,172,240
1,518	Waters Corp.*	404,608
1,879	West Pharmaceutical Services, Inc.	718,661

		8,005,164

Machinery (1.4%):
225	Allison Transmission Holdings, Inc.	12,703
9,910	Caterpillar, Inc.	2,438,356
6,524	Deere & Co.	2,643,460
1,284	Donaldson Co., Inc.	80,263
1,747	Graco, Inc.	150,853
157	IDEX Corp.	33,796
6,323	Illinois Tool Works, Inc.	1,581,762
1,397	Lincoln Electric Holdings, Inc.	277,486
624	Otis Worldwide Corp.	55,542
2,628	Toro Co. (The)	267,136
722	Xylem, Inc.	81,312

		7,622,669

Media (0.4%):
10	Cable One, Inc.	6,571
2,692	Charter Communications, Inc., Class A*	988,960
215	Liberty Broadband Corp., Class A*	17,142
616	Liberty Broadband Corp., Class C*	49,347
300	Nexstar Media Group, Inc.	49,965
11,199	Trade Desk, Inc. (The), Class A*	864,787

		1,976,772

Metals & Mining (0.0%†):
2,180	Southern Copper Corp.	156,393

Oil, Gas & Consumable Fuels (0.5%):
2,894	Antero Midstream Corp.	33,570
7,027	APA Corp.	240,113
6,201	Cheniere Energy, Inc.	944,784
3,966	Hess Corp.	539,178
1,464	New Fortress Energy, Inc.	39,206
629	ONEOK, Inc.	38,822
2,747	Ovintiv, Inc.	104,578
5,802	Targa Resources Corp.	441,532
140	Texas Pacific Land Corp.	184,310

		2,566,093

Passenger Airlines (0.0%†):
6,159	American Airlines Group, Inc.*	110,492
837	Delta Air Lines, Inc.*	39,791

		150,283

Personal Care Products (0.1%):
1,852	Estee Lauder Cos., Inc. (The), Class A	363,696

Pharmaceuticals (2.5%):
21,652	Eli Lilly & Co.	10,154,355
808	Jazz Pharmaceuticals plc*	100,168
11,958	Merck & Co., Inc.	1,379,833
11,909	Zoetis, Inc.	2,050,849

		13,685,205

Professional Services (1.1%):
9,078	Automatic Data Processing, Inc.	1,995,254

Shares		Value
Common Stocks, continued
Professional Services, continued
3,330	Booz Allen Hamilton Holding Corp.	$371,628
2,505	Broadridge Financial Solutions, Inc.	414,903
691	Ceridian HCM Holding, Inc.*	46,276
4,445	CoStar Group, Inc.*	395,605
2,156	Equifax, Inc.	507,307
157	FTI Consulting, Inc.*	29,861
1,141	Genpact, Ltd.	42,867
589	Jack Henry & Associates, Inc.	98,557
1,258	KBR, Inc.	81,846
8,241	Paychex, Inc.	921,921
1,309	Paycom Software, Inc.	420,503
1,055	Paylocity Holding Corp.*	194,679
3,649	Verisk Analytics, Inc.	824,784

		6,345,991

Residential REITs (0.0%†):
1,485	Equity LifeStyle Properties, Inc.	99,332
685	Sun Communities, Inc.	89,365

		188,697

Retail REITs (0.0%†):
1,809	Simon Property Group, Inc.	208,903

Semiconductors & Semiconductor Equipment (9.2%):
23,335	Advanced Micro Devices, Inc.*	2,658,090
1,669	Allegro MicroSystems, Inc.*	75,339
18,249	Applied Materials, Inc.	2,637,710
10,443	Broadcom, Inc.	9,058,571
3,315	Enphase Energy, Inc.*	555,196
198	Entegris, Inc.	21,942
3,501	KLA Corp.	1,698,055
3,250	Lam Research Corp.	2,089,295
3,425	Lattice Semiconductor Corp.*	329,040
9,807	Microchip Technology, Inc.	878,609
1,169	Monolithic Power Systems, Inc.	631,529
60,794	NVIDIA Corp.	25,717,078
24,889	QUALCOMM, Inc.	2,962,787
3,319	Teradyne, Inc.	369,504
9,476	Texas Instruments, Inc.	1,705,870
540	Universal Display Corp.	77,830

		51,466,445

Software (18.1%):
11,723	Adobe, Inc.*	5,732,430
1,596	Alteryx, Inc., Class A*	72,458
1,831	ANSYS, Inc.*	604,724
1,496	AppLovin Corp., Class A*	38,492
3,712	Atlassian Corp., Class A*	622,911
5,548	Autodesk, Inc.*	1,135,176
4,553	Bentley Systems, Inc., Class B	246,909
6,890	Cadence Design Systems, Inc.*	1,615,843
4,730	Confluent, Inc., Class A*	167,016
5,486	Crowdstrike Holdings, Inc., Class A*	805,729
6,982	Datadog, Inc., Class A*	686,889
4,968	DocuSign, Inc.*	253,815
2,873	DoubleVerify Holdings, Inc.*	111,817
6,011	Dropbox, Inc., Class A*	160,313
5,380	Dynatrace, Inc.*	276,909
2,057	Elastic NV*	131,895
602	Fair Isaac Corp.*	487,144
1,643	Five9, Inc.*	135,465
16,797	Fortinet, Inc.*	1,269,685

See accompanying notes to the financial statements.

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
2,209	Gen Digital, Inc.	$40,977
1,249	Gitlab, Inc., Class A*	63,836
1,623	HashiCorp, Inc.*	42,490
1,162	HubSpot, Inc.*	618,289
6,983	Intuit, Inc.	3,199,541
1,575	Manhattan Associates, Inc.*	314,811
190,414	Microsoft Corp.	64,843,584
471	nCino, Inc.*	14,187
1,416	New Relic, Inc.*	92,663
1,427	Nutanix, Inc., Class A*	40,027
15,989	Oracle Corp.	1,904,130
46,927	Palantir Technologies, Inc., Class A*	719,391
7,629	Palo Alto Networks, Inc.*	1,949,286
1,099	Pegasystems, Inc.	54,181
2,006	Procore Technologies, Inc.*	130,530
1,454	PTC, Inc.*	206,904
2,265	RingCentral, Inc., Class A*	74,133
18,259	Salesforce, Inc.*	3,857,396
645	SentinelOne, Inc., Class A*	9,740
5,209	ServiceNow, Inc.*	2,927,302
3,379	Smartsheet, Inc., Class A*	129,281
4,133	Splunk, Inc.*	438,470
3,854	Synopsys, Inc.*	1,678,070
2,599	Teradata Corp.*	138,813
804	Tyler Technologies, Inc.*	334,842
7,364	UiPath, Inc., Class A*	122,022
2,894	Unity Software, Inc.*	125,658
5,502	VMware, Inc., Class A*	790,582
5,075	Workday, Inc., Class A*	1,146,392
2,121	Zscaler, Inc.*	310,302

		100,873,450

Specialized REITs (0.8%):
11,910	American Tower Corp.	2,309,825
1,173	Crown Castle, Inc.	133,652
1,199	Equinix, Inc.	939,944
197	Extra Space Storage, Inc.	29,323
3,665	Iron Mountain, Inc.	208,245
1,846	Lamar Advertising Co., Class A	183,216
2,328	Public Storage	679,497
277	SBA Communications Corp.	64,198

		4,547,900

Specialty Retail (3.3%):
392	AutoZone, Inc.*	977,397
682	Best Buy Co., Inc.	55,890
1,562	Burlington Stores, Inc.*	245,843
487	CarMax, Inc.*	40,762
1,373	Five Below, Inc.*	269,850
2,570	Floor & Decor Holdings, Inc., Class A*	267,177
25,911	Home Depot, Inc. (The)	8,048,993
11,192	Lowe’s Cos., Inc.	2,526,034

Shares		Value
Common Stocks, continued
Specialty Retail, continued
478	Murphy U.S.A., Inc.	$148,711
1,324	O’Reilly Automotive, Inc.*	1,264,817
68	RH*	22,412
8,013	Ross Stores, Inc.	898,498
29,410	TJX Cos., Inc. (The)	2,493,674
2,803	Tractor Supply Co.	619,743
1,272	Ulta Beauty, Inc.*	598,597
1,149	Valvoline, Inc.	43,099
1,541	Victoria’s Secret & Co.*	26,860
736	Wayfair, Inc., Class A*	47,847
215	Williams-Sonoma, Inc.	26,905

		18,623,109

Technology Hardware, Storage & Peripherals (13.4%):
381,826	Apple, Inc.	74,062,789
4,507	HP, Inc.	138,410
2,176	NetApp, Inc.	166,247
5,621	Pure Storage, Inc., Class A*	206,965

		74,574,411

Textiles, Apparel & Luxury Goods (0.6%):
1,555	Crocs, Inc.*	174,844
670	Deckers Outdoor Corp.*	353,532
2,822	Lululemon Athletica, Inc.*	1,068,127
16,216	NIKE, Inc., Class B	1,789,760
413	Skechers U.S.A., Inc., Class A*	21,749
869	Tapestry, Inc.	37,193

		3,445,205

Trading Companies & Distributors (0.3%):
10,936	Fastenal Co.	645,115
285	Ferguson PLC	44,833
366	SiteOne Landscape Supply, Inc.*	61,254
360	United Rentals, Inc.	160,333
1,150	W.W. Grainger, Inc.	906,879
211	Watsco, Inc.	80,490

		1,898,904

Total Common Stocks (Cost $222,899,679)		554,146,274

Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
78,737	BlackRock Liquidity FedFund, Institutional Class, 3.57%(a)(b)	78,737

Total Short-Term Security Held as Collateral
for Securities on Loan (Cost $78,737)		78,737

Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
3,171,695	Dreyfus Treasury Securities Cash Management
	Fund, Institutional Shares, 4.96%(b)	3,171,695

Total Unaffiliated Investment Company
(Cost $3,171,695)		3,171,695

Total Investment Securities
(Cost $226,150,111) — 100.1%		557,396,706
Net other assets (liabilities) — (0.1)%		(565,230)

Net Assets — 100.0%		$556,831,476

Percentages indicated are based on net assets as of June 30, 2023.

*	Non-income producing security.
†	Represents less than 0.05%.
^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $76,818.

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(b)	The rate represents the effective yield at June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

NASDAQ 100 E-Mini September Futures (U.S. Dollar)	9/15/23	8	$2,453,920	$41,254

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	5	1,122,063	22,731

				$63,985

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$226,150,111

Investment securities, at value(a)	$557,396,706
Deposit at broker for futures contracts collateral	193,200
Interest and dividends receivable	164,665
Receivable for variation margin on futures contracts	49,911
Reclaims receivable	1,468
Receivable from Manager	40,380
Prepaid expenses	2,416

Total Assets	557,848,746

Liabilities:
Payable for capital shares redeemed	522,184
Payable for collateral received on loaned securities	78,737
Management fees payable	197,412
Administration fees payable	16,238
Distribution fees payable	99,973
Custodian fees payable	7,452
Administrative and compliance services fees payable	1,331
Transfer agent fees payable	2,353
Trustee fees payable	6,804
Other accrued liabilities	84,786

Total Liabilities	1,017,270

Commitments and contingent liabilities^

Net Assets	$556,831,476

Net Assets Consist of:
Paid in capital	$38,382,181
Total distributable earnings	518,449,295

Net Assets	$556,831,476

Class 1
Net Assets	$60,690,101
Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,423,286
Net Asset Value (offering and redemption price per share)	$9.45

Class 2
Net Assets	$496,141,375
Shares of beneficial interest (unlimited number of shares authorized, no par value)	29,291,660
Net Asset Value (offering and redemption price per share)	$16.94

(a)	Includes securities on loan of $76,818.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$3,242,480
Interest	4,378
Income from securities lending	11,088
Foreign withholding tax	570

Total Investment Income	3,258,516

Expenses:
Management fees	1,318,669
Administration fees	72,867
Distribution fees - Class 2	680,654
Custodian fees	10,750
Administrative and compliance services fees	2,925
Transfer agent fees	5,068
Trustee fees	11,933
Professional fees	9,376
Licensing fees	45,395
Shareholder reports	7,962
Other expenses	7,021

Total expenses before reductions	2,172,620
Less Management fees contractually waived	(269,733)

Net expenses	1,902,887

Net Investment Income/(Loss)	1,355,629

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	146,155,287
Net realized gains/(losses) on futures contracts	427,274
Change in net unrealized appreciation/depreciation on securities and foreign currencies	528,865
Change in net unrealized appreciation/depreciation on futures contracts	90,475

Net realized and Change in net unrealized gains/losses on investments	147,201,901

Change in Net Assets Resulting From Operations	$148,557,530

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$1,355,629	$2,564,495
Net realized gains/(losses) on investments	146,582,561	39,063,766
Change in unrealized appreciation/depreciation on investments	619,340	(361,760,059)

Change in net assets resulting from operations	148,557,530	(320,131,798)

Distributions to Shareholders:
Class 1	—	(17,707,517)
Class 2	—	(144,665,246)

Change in net assets resulting from distributions to shareholders	—	(162,372,763)

Capital Transactions:
Class 1
Proceeds from shares issued	44,541	347,832
Proceeds from dividends reinvested	—	17,707,517
Value of shares redeemed	(4,266,983)	(7,701,896)

Total Class 1 Shares	(4,222,442)	10,353,453

Class 2
Proceeds from shares issued	1,256,044	7,831,397
Proceeds from dividends reinvested	—	144,665,246
Value of shares redeemed	(289,584,453)	(97,282,257)

Total Class 2 Shares	(288,328,409)	55,214,386

Change in net assets resulting from capital transactions	(292,550,851)	65,567,839

Change in net assets	(143,993,321)	(416,936,722)
Net Assets:
Beginning of period	700,824,797	1,117,761,519

End of period	$556,831,476	$700,824,797

Share Transactions:
Class 1
Shares issued	5,526	28,219
Dividends reinvested	—	2,348,477
Shares redeemed	(515,019)	(704,447)

Total Class 1 Shares	(509,493)	1,672,249

Class 2
Shares issued	87,012	456,011
Dividends reinvested	—	10,684,287
Shares redeemed	(20,478,214)	(5,461,931)

Total Class 2 Shares	(20,391,202)	5,678,367

Change in shares	(20,900,695)	7,350,616

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018

	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$7.29		$15.38	$14.68		$11.46	$10.12	$11.74

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.06 (a)	0.05	(a)	0.07 (a)	0.10 (a)	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	2.13		(4.46)	3.62		4.28	3.28	(0.20)

Total from Investment Activities	2.16		(4.40)	3.67		4.35	3.38	(0.07)

Distributions to Shareholders From:
Net Investment Income	—		(0.08)	(0.12)		(0.15)	(0.18)	(0.20)
Net Realized Gains	—		(3.61)	(2.85)		(0.98)	(1.86)	(1.35)

Total Dividends	—		(3.69)	(2.97)		(1.13)	(2.04)	(1.55)

Net Asset Value, End of Period	$9.45		$7.29	$15.38		$14.68	$11.46	$10.12

Total Return(b)	29.63	%(c)	(29.45)%	27.14	%(c)	39.03%	35.53%	(1.86)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$60,690		$50,561	$80,919		$70,903	$57,430	$48,665
Net Investment Income/ (Loss)(d)	0.67%		0.54%	0.31%		0.56%	0.86%	0.96%
Expenses Before Reductions(d)(e)	0.50%		0.50%	0.51%		0.52%	0.51%	0.50%
Expenses Net of Reductions(d)	0.41%		0.41%	0.42%		0.43%	0.43%	0.43%
Portfolio Turnover Rate(f)	13%		12%	18%		22%	15%	17%

Class 2
Net Asset Value, Beginning of Period	$13.09		$23.56	$21.11		$16.10	$13.53	$15.21

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.05 (a)	0.01	(a)	0.06 (a)	0.10 (a)	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	3.82		(6.90)	5.35		6.04	4.46	(0.33)

Total from Investment Activities	3.85		(6.85)	5.36		6.10	4.56	(0.18)

Distributions to Shareholders From:
Net Investment Income	—		(0.01)	(0.06)		(0.11)	(0.13)	(0.15)
Net Realized Gains	—		(3.61)	(2.85)		(0.98)	(1.86)	(1.35)

Total Dividends	—		(3.62)	(2.91)		(1.09)	(1.99)	(1.50)

Net Asset Value, End of Period	$16.94		$13.09	$23.56		$21.11	$16.10	$13.53

Total Return(b)	29.41	%(c)	(29.59)%	26.87%		38.58%	35.28%	(2.14)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$496,141		$650,264	$1,036,843		$995,350	$871,046	$775,621
Net Investment Income/ (Loss)(d)	0.43%		0.29%	0.06%		0.31%	0.61%	0.71%
Expenses Before Reductions(d)(e)	0.75%		0.75%	0.76%		0.77%	0.76%	0.75%
Expenses Net of Reductions(d)	0.66%		0.66%	0.67%		0.68%	0.68%	0.68%
Portfolio Turnover Rate(f)	13%		12%	18%		22%	15%	17%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,088 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $78,737 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $3.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$63,985	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$427,274	$90,475

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Growth Index Fund, Class 1	0.44%	0.59%

AZL Russell 1000 Growth Index Fund, Class 2	0.44%	0.84%

* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.015%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$554,146,274	$—	$—	$554,146,274
Short-Term Security Held as Collateral for Securities on Loan	78,737	—	—	78,737
Unaffiliated Investment Company	3,171,695	—	—	3,171,695

Total Investment Securities	557,396,706	—	—	557,396,706

Other Financial Instruments:*
Futures Contracts	63,985	—	—	63,985

Total Investments	$557,460,691	$—	$—	$557,460,691

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Growth Index Fund	$64,753,319	$356,876,346

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $373,266,289. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$352,903,743
Unrealized (depreciation)	(24,316,554)

Net unrealized appreciation/(depreciation)	$328,587,189

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Growth Index Fund	$4,773,902	$157,598,861	$162,372,763

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

17

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$2,570,698	$38,733,878	$—	$328,587,189	$369,891,765

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

19

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

Statement Regarding the Trust’s Liquidity Risk Management Program Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,056.00	$2.09	0.41%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,055.00	$3.36	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	19.8%

Health Care	15.6

Industrials	13.5

Information Technology	9.0

Consumer Staples	8.3

Energy	7.9

Consumer Discretionary	5.2

Utilities	5.1

Communication Services	5.0

Materials	4.8

Real Estate	4.8

Total Common Stocks	99.0

Unaffiliated Investment Company	0.9

Short-Term Security Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.2

Net other assets (liabilities)	(0.2)

Net Assets	100.0%

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (2.6%):
16,480	Boeing Co. (The)*	$3,479,917
2,586	BWX Technologies, Inc.	185,080
1,376	Curtiss-Wright Corp.	252,716
8,371	General Dynamics Corp.	1,801,021
116	HEICO Corp.	20,525
118	HEICO Corp., Class A	16,591
3,011	Hexcel Corp.	228,896
12,965	Howmet Aerospace, Inc.	642,545
1,339	Huntington Ingalls Industries, Inc.	304,756
6,467	L3Harris Technologies, Inc.	1,266,045
1,767	Mercury Systems, Inc.*	61,120
4,617	Northrop Grumman Corp.	2,104,429
49,987	Raytheon Technologies Corp.	4,896,726
3,204	Spirit AeroSystems Holdings, Inc., Class A	93,525
6,882	Textron, Inc.	465,430
1,489	TransDigm Group, Inc.	1,331,419
1,935	Woodward, Inc.	230,091

		17,380,832

Air Freight & Logistics (0.9%):
868	CH Robinson Worldwide, Inc.	81,896
4,546	Expeditors International of Washington, Inc.	550,657
7,931	FedEx Corp.	1,966,095
3,998	GXO Logistics, Inc.*	251,154
17,910	United Parcel Service, Inc., Class B	3,210,368

		6,060,170

Automobile Components (1.0%):
9,253	Aptiv plc*	944,639
7,962	BorgWarner, Inc.	389,421
134,195	Ford Motor Co.	2,030,370
47,427	General Motors Co.	1,828,785
8,442	Gentex Corp.	247,013
4,834	Harley-Davidson, Inc.	170,205
2,114	Lear Corp.	303,465
25,457	Lucid Group, Inc.*	175,399
9,262	QuantumScape Corp.*^	74,003
17,421	Rivian Automotive, Inc., Class A*^	290,234
1,855	Thor Industries, Inc.	191,993

		6,645,527

Banks (6.2%):
238,270	Bank of America Corp.	6,835,966
3,521	Bank OZK	141,403
1,043	BOK Financial Corp.	84,254
66,529	Citigroup, Inc.	3,062,995
16,504	Citizens Financial Group, Inc.	430,424
7,439	Columbia Banking System, Inc.	150,863
4,694	Comerica, Inc.	198,838
4,085	Commerce Bancshares, Inc.	198,940
2,096	Cullen/Frost Bankers, Inc.	225,383
4,710	East West Bancorp, Inc.	248,641
22,876	Fifth Third Bancorp	599,580
330	First Citizens BancShares, Inc., Class A	423,539
4,589	First Hawaiian, Inc.	82,648
19,015	First Horizon Corp.	214,299
12,538	FNB Corp.	143,435
49,165	Huntington Bancshares, Inc.	529,999
100,010	JPMorgan Chase & Co.	14,545,454
30,969	KeyCorp	286,154

Shares		Value
Common Stocks, continued
Banks, continued
5,654	M&T Bank Corp.	$699,739
24,050	New York Community Bancorp, Inc.	270,322
24,838	NU Holdings, Ltd., Class A*	195,972
2,693	Pinnacle Financial Partners, Inc.	152,558
13,620	PNC Financial Services Group, Inc. (The)	1,715,439
2,238	Popular, Inc.	135,444
3,146	Prosperity Bancshares, Inc.	177,686
32,411	Regions Financial Corp.	577,564
5,173	Synovus Financial Corp.	156,483
45,358	Truist Financial Corp.	1,376,615
52,412	US Bancorp	1,731,693
5,696	Webster Financial Corp.	215,024
129,286	Wells Fargo & Co.	5,517,926
3,694	Western Alliance Bancorp	134,720
2,153	Wintrust Financial Corp.	156,351
5,290	Zions Bancorp NA	142,089

		41,758,440

Beverages (1.4%):
344	Brown-Forman Corp., Class A	23,416
1,295	Brown-Forman Corp., Class B	86,480
67,147	Coca-Cola Co. (The)	4,043,592
4,707	Constellation Brands, Inc., Class A	1,158,534
32,591	Keurig Dr Pepper, Inc.	1,019,121
5,974	Molson Coors Beverage Co., Class B	393,328
14,562	PepsiCo, Inc.	2,697,174

		9,421,645

Biotechnology (1.7%):
834	Alnylam Pharmaceuticals, Inc.*	158,410
5,847	Amgen, Inc.	1,298,151
4,926	Biogen, Inc.*	1,403,171
5,641	BioMarin Pharmaceutical, Inc.*	488,962
3,985	Exact Sciences Corp.*	374,191
1,631	Exelixis, Inc.*	31,168
42,754	Gilead Sciences, Inc.	3,295,051
888	Horizon Therapeutics plc*	91,331
1,651	Incyte Corp.*	102,775
498	Ionis Pharmaceuticals, Inc.*	20,433
1,603	Mirati Therapeutics, Inc.*	57,916
11,499	Moderna, Inc.*	1,397,128
3,303	Regeneron Pharmaceuticals, Inc.*	2,373,338
1,603	United Therapeutics Corp.*	353,862
749	Vertex Pharmaceuticals, Inc.*	263,581

		11,709,468

Broadline Retail (0.2%):
16,519	eBay, Inc.	738,234
1,841	Etsy, Inc.*	155,767
4,170	Kohl’s Corp.	96,118
9,683	Macy’s, Inc.	155,412
3,899	Nordstrom, Inc.^	79,813
1,430	Ollie’s Bargain Outlet Holdings, Inc.*	82,840

		1,308,184

Building Products (1.1%):
3,412	A O Smith Corp.	248,325
225	Allegion plc	27,005
687	Armstrong World Industries, Inc.	50,467
3,997	AZEK Co., Inc. (The)*	121,069
4,352	Builders FirstSource, Inc.*	591,872

See accompanying notes to the financial statements.

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
1,731	Carlisle Cos., Inc.	$444,054
28,486	Carrier Global Corp.	1,416,039
4,320	Fortune Brands Innovations, Inc.	310,824
2,751	Hayward Holdings, Inc.*	35,350
23,493	Johnson Controls International plc	1,600,813
1,085	Lennox International, Inc.	353,786
7,675	Masco Corp.	440,392
3,068	Owens Corning	400,374
5,489	Trane Technologies plc	1,049,826

		7,090,196

Capital Markets (4.8%):
1,209	Affiliated Managers Group, Inc.	181,217
27,017	Bank of New York Mellon Corp. (The)	1,202,797
5,085	BlackRock, Inc., Class A+	3,514,447
12,993	Blue Owl Capital, Inc.	151,368
7,439	Carlyle Group, Inc. (The)	237,676
3,661	Cboe Global Markets, Inc.	505,255
50,697	Charles Schwab Corp. (The)	2,873,506
12,281	CME Group, Inc.	2,275,546
5,738	Coinbase Global, Inc., Class A*^	410,554
1,310	Evercore, Inc., Class A	161,903
10,253	Franklin Resources, Inc.	273,858
11,044	Goldman Sachs Group, Inc. (The)	3,562,132
1,573	Houlihan Lokey, Inc.	154,642
3,336	Interactive Brokers Group, Inc., Class A	277,121
18,954	Intercontinental Exchange, Inc.	2,143,318
13,417	Invesco, Ltd.	225,540
4,887	Janus Henderson Group plc	133,171
6,568	Jefferies Financial Group, Inc.	217,860
16,650	KKR & Co., Inc., Class A	932,400
2,974	Lazard, Ltd., Class A	95,168
478	Moody’s Corp.	166,210
41,126	Morgan Stanley	3,512,160
1,329	MSCI, Inc.	623,686
11,633	Nasdaq, Inc.	579,905
7,123	Northern Trust Corp.	528,099
6,680	Raymond James Financial, Inc.	693,184
20,194	Robinhood Markets, Inc., Class A*	201,536
10,063	S&P Global, Inc.	4,034,156
3,695	SEI Investments Co.	220,296
11,409	State Street Corp.	834,911
3,712	Stifel Financial Corp.	221,495
7,540	T. Rowe Price Group, Inc.	844,631
1,557	TPG, Inc.	45,558
2,561	Tradeweb Markets, Inc., Class A	175,377
3,390	Virtu Financial, Inc., Class A	57,935
10,408	XP, Inc.*	244,172

		32,512,790

Chemicals (2.9%):
7,585	Air Products and Chemicals, Inc.	2,271,935
4,002	Albemarle Corp.	892,806
1,820	Ashland, Inc.	158,176
6,006	Axalta Coating Systems, Ltd.*	197,057
3,378	Celanese Corp.	391,172
6,682	CF Industries Holdings, Inc.	463,865
5,079	Chemours Co. (The)	187,364
24,391	Corteva, Inc.	1,397,604
24,199	Dow, Inc.	1,288,839
15,698	DuPont de Nemours, Inc.	1,121,465

Shares		Value
Common Stocks, continued
Chemicals, continued
4,052	Eastman Chemical Co.	$339,234
1,886	Ecolab, Inc.	352,097
8,100	Element Solutions, Inc.	155,520
3,632	FMC Corp.	378,963
47,683	Ginkgo Bioworks Holdings, Inc.*^	88,690
6,550	Huntsman Corp.	176,981
8,943	International Flavors & Fragrances, Inc.	711,773
15,203	Linde plc	5,793,559
8,844	Lyondellbasell Industries NV	812,145
10,665	Mosaic Co. (The)	373,275
209	NewMarket Corp.	84,043
4,177	Olin Corp.	214,656
6,011	PPG Industries, Inc.	891,431
3,516	RPM International, Inc.	315,491
1,358	Sherwin-Williams Co. (The)	360,576
1,186	Westlake Corp.	141,692

		19,560,409

Commercial Services & Supplies (0.4%):
326	Cintas Corp.	162,048
1,831	Clean Harbors, Inc.*	301,071
2,242	Driven Brands Holdings, Inc.*	60,669
1,046	MSA Safety, Inc.	181,962
1,459	RB Global, Inc.	87,540
7,062	Republic Services, Inc.	1,081,687
3,293	Stericycle, Inc.*	152,927
1,483	Tetra Tech, Inc.	242,826
1,405	Waste Management, Inc.	243,655

		2,514,385

Communications Equipment (1.3%):
5,294	Ciena Corp.*	224,942
140,262	Cisco Systems, Inc.	7,257,156
2,010	F5, Inc.*	293,983
10,858	Juniper Networks, Inc.	340,181
2,447	Lumentum Holdings, Inc.*	138,818
452	Motorola Solutions, Inc.	132,563
15	Ubiquiti, Inc.	2,636
2,581	Viasat, Inc.*	106,492

		8,496,771

Construction & Engineering (0.3%):
4,443	AECOM	376,278
1,048	EMCOR Group, Inc.	193,649
2,190	MasTec, Inc.*	258,354
7,258	MDU Resources Group, Inc.	151,983
3,622	Quanta Services, Inc.	711,542
650	Valmont Industries, Inc.	189,183
5,027	WillScot Mobile Mini Holdings Corp.*	240,240

		2,121,229

Construction Materials (0.3%):
417	Eagle Materials, Inc.	77,737
2,110	Martin Marietta Materials, Inc.	974,166
3,533	Vulcan Materials Co.	796,480

		1,848,383

Consumer Finance (0.9%):
9,246	Ally Financial, Inc.	249,735
13,600	American Express Co.	2,369,120
12,962	Capital One Financial Corp.	1,417,654
217	Credit Acceptance Corp.*	110,221

See accompanying notes to the financial statements.

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
8,665	Discover Financial Services	$1,012,505
4,124	OneMain Holdings, Inc.	180,178
4,992	SLM Corp.	81,469
28,948	SoFi Technologies, Inc.*	241,426
14,584	Synchrony Financial	494,689

		6,156,997

Consumer Staples Distribution & Retail (1.8%):
13,010	Albertsons Cos., Inc., Class A	283,878
2,973	BJ’s Wholesale Club Holdings, Inc.*	187,329
1,089	Casey’s General Stores, Inc.	265,585
7,130	Dollar Tree, Inc.*	1,023,155
2,935	Grocery Outlet Holding Corp.*	89,840
22,309	Kroger Co. (The)	1,048,523
2,775	Performance Food Group Co.*	167,166
7,251	US Foods Holding Corp.*	319,044
24,490	Walgreens Boots Alliance, Inc.	697,720
48,826	Walmart, Inc.	7,674,471

		11,756,711

Containers & Packaging (0.6%):
49,658	Amcor plc	495,587
2,183	AptarGroup, Inc.	252,922
3,918	Ardagh Metal Packaging SA	14,732
1,852	Avery Dennison Corp.	318,174
10,531	Ball Corp.	613,009
4,150	Berry Global Group, Inc.	267,011
3,625	Crown Holdings, Inc.	314,904
4,838	Graphic Packaging Holding Co.	116,257
11,836	International Paper Co.	376,503
3,024	Packaging Corp. of America	399,652
2,195	Sealed Air Corp.	87,800
3,021	Silgan Holdings, Inc.	141,655
3,496	Sonoco Products Co.	206,334
9,107	Westrock Co.	264,740

		3,869,280

Distributors (0.2%):
4,795	Genuine Parts Co.	811,458
8,983	LKQ Corp.	523,439

		1,334,897

Diversified Consumer Services (0.1%):
7,509	ADT, Inc.	45,279
1,484	Bright Horizons Family Solutions, Inc.*	137,196
744	Grand Canyon Education, Inc.*	76,788
1,826	H&R Block, Inc.	58,195
490	Mister Car Wash, Inc.*	4,729
3,234	Service Corp. International	208,884

		531,071

Diversified REITs (0.1%):
2,884	Federal Realty Investment Trust	279,085
7,384	WP Carey, Inc.	498,863

		777,948

Diversified Telecommunication Services (1.4%):
244,899	AT&T, Inc.	3,906,139
8,800	Frontier Communications Parent, Inc.*	164,032
5,506	GCI Liberty, Inc.*	—
143,955	Verizon Communications, Inc.	5,353,687

		9,423,858

Shares		Value
Common Stocks, continued
Electric Utilities (3.3%):
8,588	Alliant Energy Corp.	$450,698
17,614	American Electric Power Co., Inc.	1,483,099
2,547	Avangrid, Inc.	95,971
11,202	Constellation Energy Corp.	1,025,543
26,366	Duke Energy Corp.	2,366,085
12,922	Edison International	897,433
7,119	Entergy Corp.	693,177
7,611	Evergy, Inc.	444,635
11,873	Eversource Energy	842,033
33,993	Exelon Corp.	1,384,875
19,018	FirstEnergy Corp.	739,420
3,909	Hawaiian Electric Industries, Inc.	141,506
1,808	IDACORP, Inc.	185,501
69,248	NextEra Energy, Inc.	5,138,201
7,616	NRG Energy, Inc.	284,762
7,175	OGE Energy Corp.	257,654
61,593	PG&E Corp.*	1,064,327
3,810	Pinnacle West Capital Corp.	310,362
25,091	PPL Corp.	663,908
37,273	Southern Co. (The)	2,618,428
18,839	Xcel Energy, Inc.	1,171,221

		22,258,839

Electrical Equipment (1.2%):
1,152	Acuity Brands, Inc.	187,868
7,863	AMETEK, Inc.	1,272,862
13,621	Eaton Corp. plc	2,739,183
19,520	Emerson Electric Co.	1,764,413
2,078	Generac Holdings, Inc.*	309,892
996	Hubbell, Inc.	330,234
5,935	nVent Electric plc	306,661
17,751	Plug Power, Inc.*^	184,433
2,224	Regal Rexnord Corp.	342,274
5,433	Sensata Technologies Holding plc	244,431
7,484	Sunrun, Inc.*	133,664
9,184	Vertiv Holdings Co.	227,488

		8,043,403

Electronic Equipment, Instruments & Components (0.9%):
9,908	Amphenol Corp., Class A	841,685
1,914	Arrow Electronics, Inc.*	274,142
3,267	Avnet, Inc.	164,820
268	CDW Corp.	49,178
5,903	Cognex Corp.	330,686
3,590	Coherent Corp.*	183,018
26,003	Corning, Inc.	911,145
1,023	IPG Photonics Corp.*	138,944
1,644	Jabil, Inc.	177,437
4,513	Keysight Technologies, Inc.*	755,702
869	Littelfuse, Inc.	253,148
976	National Instruments Corp.	56,023
1,420	TD SYNNEX Corp.	133,480
1,615	Teledyne Technologies, Inc.*	663,943
8,422	Trimble, Inc.*	445,861
3,520	Vontier Corp.	113,379
1,434	Zebra Technologies Corp., Class A*	424,220

		5,916,811

Energy Equipment & Services (0.7%):
34,635	Baker Hughes Co.	1,094,812
24,541	Halliburton Co.	809,608

See accompanying notes to the financial statements.

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
14,063	NOV, Inc.	$225,570
48,731	Schlumberger, Ltd.	2,393,667
15,000	TechnipFMC plc*	249,300

		4,772,957

Entertainment (1.8%):
26,652	Activision Blizzard, Inc.*	2,246,764
18,570	AMC Entertainment Holdings, Inc., Class A*^	81,708
9,366	Electronic Arts, Inc.	1,214,770
630	Liberty Media Corp-Liberty Formula One, Class A*	42,601
6,403	Liberty Media Corp-Liberty Formula One, Class C*	482,018
4,140	Live Nation Entertainment, Inc.*	377,195
635	Madison Square Garden Sports Corp., Class A	119,412
3,689	Roku, Inc.*	235,948
5,637	Take-Two Interactive Software, Inc.*	829,541
62,554	Walt Disney Co. (The)*	5,584,821
75,327	Warner Bros Discovery, Inc.*	944,600

		12,159,378

Financial Services (4.1%):
7,710	Affirm Holdings, Inc.*^	118,194
62,640	Berkshire Hathaway, Inc., Class B*	21,360,240
11,641	Block, Inc.*	774,941
810	Euronet Worldwide, Inc.*	95,070
20,240	Fidelity National Information Services, Inc.	1,107,128
15,270	Fiserv, Inc.*	1,926,311
172	FleetCor Technologies, Inc.*	43,186
8,944	Global Payments, Inc.	881,163
10,612	MGIC Investment Corp.	167,563
3,610	PayPal Holdings, Inc.*	240,895
2,385	Rocket Cos., Inc., Class A*^	21,370
2,177	TFS Financial Corp.	27,365
3,497	Voya Financial, Inc.	250,770
7,276	Western Union Co. (The)	85,348
791	WEX, Inc.*	144,017

		27,243,561

Food Products (1.9%):
18,547	Archer-Daniels-Midland Co.	1,401,411
4,766	Bunge, Ltd.	449,672
6,536	Campbell Soup Co.	298,761
16,388	Conagra Brands, Inc.	552,603
5,352	Darling Ingredients, Inc.*	341,404
6,734	Flowers Foods, Inc.	167,542
720	Freshpet, Inc.*	47,383
20,088	General Mills, Inc.	1,540,750
1,299	Hershey Co. (The)	324,360
10,303	Hormel Foods Corp.	414,387
2,355	Ingredion, Inc.	249,512
3,588	JM Smucker Co. (The)	529,840
8,881	Kellogg Co.	598,579
27,467	Kraft Heinz Co. (The)	975,079
8,580	McCormick & Co., Inc.	748,434
46,516	Mondelez International, Inc., Class A	3,392,877
925	Pilgrim’s Pride Corp.*	19,878
1,742	Post Holdings, Inc.*	150,944
7	Seaboard Corp.	24,925
9,773	Tyson Foods, Inc., Class A	498,814

		12,727,155

Gas Utilities (0.1%):
4,974	Atmos Energy Corp.	578,675

Shares		Value
Common Stocks, continued
Gas Utilities, continued
2,894	National Fuel Gas Co.	$148,636
7,522	UGI Corp.	202,868

		930,179

Ground Transportation (1.2%):
458	Avis Budget Group, Inc.*	104,731
61,727	CSX Corp.	2,104,891
4,594	Hertz Global Holdings, Inc.*	84,484
2,259	JB Hunt Transport Services, Inc.	408,947
5,605	Knight-Swift Transportation Holdings, Inc.	311,414
113	Landstar System, Inc.	21,757
7,770	Norfolk Southern Corp.	1,761,925
233	Old Dominion Freight Line, Inc.	86,152
1,745	Ryder System, Inc.	147,958
808	Saia, Inc.*	276,667
1,941	Schneider National, Inc., Class B	55,745
141	U-Haul Holding Co.	7,800
1,699	U-Haul Holding Co.	86,088
11,927	Union Pacific Corp.	2,440,503
3,398	XPO, Inc.*	200,482

		8,099,544

Health Care Equipment & Supplies (3.6%):
55,485	Abbott Laboratories	6,048,975
17,281	Baxter International, Inc.	787,322
9,694	Becton Dickinson & Co.	2,559,313
49,111	Boston Scientific Corp.*	2,656,414
1,701	Cooper Cos., Inc. (The)	652,215
7,197	DENTSPLY SIRONA, Inc.	288,024
1,819	Enovis Corp.*	116,634
5,848	Envista Holdings Corp.*	197,896
12,319	GE HealthCare Technologies, Inc.	1,000,796
2,560	Globus Medical, Inc.*	152,422
8,305	Hologic, Inc.*	672,456
590	ICU Medical, Inc.*	105,132
2,602	Integra LifeSciences Holdings Corp.*	107,020
45,435	Medtronic plc	4,002,824
1,752	QuidelOrtho Corp.*	145,171
3,390	STERIS plc	762,682
9,065	Stryker Corp.	2,765,641
1,904	Tandem Diabetes Care, Inc.*	46,724
1,606	Teleflex, Inc.	388,700
7,179	Zimmer Biomet Holdings, Inc.	1,045,262

		24,501,623

Health Care Providers & Services (3.0%):
3,200	Acadia Healthcare Co., Inc.*	254,848
35	agilon health, Inc.*	607
1,149	Amedisys, Inc.*	105,064
4,303	Cardinal Health, Inc.	406,935
18,747	Centene Corp.*	1,264,485
143	Chemed Corp.	77,459
9,248	Cigna Group (The)	2,594,989
43,801	CVS Health Corp.	3,027,963
7,030	Elevance Health, Inc.	3,123,359
3,144	Encompass Health Corp.	212,880
5,546	HCA Healthcare, Inc.	1,683,100
4,454	Henry Schein, Inc.*	361,219
2,418	Humana, Inc.	1,081,160
3,093	Laboratory Corp. of America Holdings	746,434
2,900	McKesson Corp.	1,239,199

See accompanying notes to the financial statements.

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
900	Molina Healthcare, Inc.*	$271,116
4,230	Premier, Inc., Class A	117,002
3,797	Quest Diagnostics, Inc.	533,706
5,224	R1 RCM, Inc.*	96,383
3,449	Tenet Healthcare Corp.*	280,680
5,056	UnitedHealth Group, Inc.	2,430,116
2,071	Universal Health Services, Inc., Class B	326,742

		20,235,446

Health Care REITs (0.5%):
13,623	Healthcare Realty Trust, Inc.	256,930
19,378	Healthpeak Properties, Inc.	389,498
21,340	Medical Properties Trust, Inc.^	197,608
8,444	Omega Healthcare Investors, Inc.	259,146
13,909	Ventas, Inc.	657,478
16,749	Welltower, Inc.	1,354,827

		3,115,487

Health Care Technology (0.0%†):
1,478	Certara, Inc.*	26,914
2,123	Doximity, Inc., Class A*	72,225
5,216	Teladoc Health, Inc.*	132,069

		231,208

Hotel & Resort REITs (0.1%):
24,163	Host Hotels & Resorts, Inc.	406,663
8,008	Park Hotels & Resorts, Inc.	102,663

		509,326

Hotels, Restaurants & Leisure (1.5%):
8,330	Aramark	358,606
2,455	Boyd Gaming Corp.	170,303
4,154	Caesars Entertainment, Inc.*	211,729
33,819	Carnival Corp., Class A*	636,812
2,199	Darden Restaurants, Inc.	367,409
2,238	DoorDash, Inc., Class A*	171,028
1,316	Expedia Group, Inc.*	143,957
4,764	Hilton Worldwide Holdings, Inc.	693,400
1,701	Hyatt Hotels Corp., Class A	194,901
769	Las Vegas Sands Corp.*	44,602
1,344	Marriott Vacations Worldwide Corp.	164,936
14,644	McDonald’s Corp.	4,369,916
10,250	MGM Resorts International	450,180
10,964	Norwegian Cruise Line Holdings, Ltd.*	238,686
5,550	Penn Entertainment, Inc.*	133,366
1,523	Planet Fitness, Inc., Class A*	102,711
5,592	Royal Caribbean Cruises, Ltd.*	580,114
1,387	Travel + Leisure Co.	55,952
1,231	Vail Resorts, Inc.	309,917
2,668	Wyndham Hotels & Resorts, Inc.	182,945
3,081	Wynn Resorts, Ltd.	325,384
1,170	Yum! Brands, Inc.	162,104

		10,068,958

Household Durables (0.8%):
10,639	DR Horton, Inc.	1,294,660
5,252	Garmin, Ltd.	547,731
4,781	Leggett & Platt, Inc.	141,613
8,503	Lennar Corp., Class A	1,065,511
547	Lennar Corp., Class B	61,800
1,890	Mohawk Industries, Inc.*	194,972
13,564	Newell Brands, Inc.	118,007

Shares		Value
Common Stocks, continued
Household Durables, continued
92	NVR, Inc.*	$584,257
7,582	PulteGroup, Inc.	588,970
4,544	Tempur Sealy International, Inc.	182,078
3,773	Toll Brothers, Inc.	298,331
1,012	TopBuild Corp.*	269,212
1,916	Whirlpool Corp.	285,082

		5,632,224

Household Products (1.9%):
868	Church & Dwight Co., Inc.	87,000
28,070	Colgate-Palmolive Co.	2,162,513
680	Kimberly-Clark Corp.	93,881
65,393	Procter & Gamble Co. (The)	9,922,734
1,638	Reynolds Consumer Products, Inc.	46,273
1,432	Spectrum Brands Holdings, Inc.	111,767

		12,424,168

Independent Power and Renewable Electricity Producers (0.1%):
8,880	AES Corp. (The)	184,082
4,588	Brookfield Renewable Corp., Class A^	144,614
1,184	Clearway Energy, Inc., Class A	31,968
2,799	Clearway Energy, Inc., Class C	79,939
9,095	Vistra Corp.	238,744

		679,347

Industrial Conglomerates (1.5%):
18,806	3M Co.	1,882,293
37,085	General Electric Co.	4,073,787
19,837	Honeywell International, Inc.	4,116,177

		10,072,257

Industrial REITs (0.8%):
9,658	Americold Realty Trust, Inc.	311,953
1,478	EastGroup Properties, Inc.	256,581
4,733	First Industrial Realty Trust, Inc.	249,145
31,557	Prologis, Inc.	3,869,835
6,599	Rexford Industrial Realty, Inc.	344,600
6,135	STAG Industrial, Inc.	220,124

		5,252,238

Insurance (3.7%):
20,579	Aflac, Inc.	1,436,414
8,967	Allstate Corp. (The)	977,762
2,418	American Financial Group, Inc.	287,137
25,087	American International Group, Inc.	1,443,506
6,915	Aon plc, Class A	2,387,058
10,503	Arch Capital Group, Ltd.*	786,150
6,834	Arthur J. Gallagher & Co.	1,500,541
1,795	Assurant, Inc.	225,667
2,070	Assured Guaranty, Ltd.	115,506
2,796	Axis Capital Holdings, Ltd.	150,509
2,027	Brighthouse Financial, Inc.*	95,978
4,943	Brown & Brown, Inc.	340,276
14,099	Chubb, Ltd.	2,714,903
5,312	Cincinnati Financial Corp.	516,964
980	CNA Financial Corp.	37,848
1,251	Everest Re Group, Ltd.	427,667
8,763	Fidelity National Financial, Inc.	315,468
3,625	First American Financial Corp.	206,698
3,028	Globe Life, Inc.	331,929
1,272	Hanover Insurance Group, Inc. (The)	143,774

See accompanying notes to the financial statements.

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
10,411	Hartford Financial Services Group, Inc. (The)	$749,800
2,282	Kemper Corp.	110,129
4,835	Lincoln National Corp.	124,550
6,388	Loews Corp.	379,319
449	Markel Group, Inc.*	621,048
3,369	Marsh & McLennan Cos., Inc.	633,642
22,117	MetLife, Inc.	1,250,274
9,231	Old Republic International Corp.	232,344
435	Primerica, Inc.	86,026
8,421	Principal Financial Group, Inc.	638,649
5,018	Progressive Corp. (The)	664,233
12,550	Prudential Financial, Inc.	1,107,161
2,264	Reinsurance Group of America, Inc.	313,994
1,233	RenaissanceRe Holdings, Ltd.	229,979
1,070	RLI Corp.	146,023
7,883	Travelers Cos., Inc. (The)	1,368,962
6,688	Unum Group	319,018
7,390	W R Berkley Corp.	440,148
90	White Mountains Insurance Group, Ltd.	125,002
3,188	Willis Towers Watson plc	750,774

		24,732,830

Interactive Media & Services (0.1%):
2,761	IAC, Inc.*	173,391
407	Match Group, Inc.*	17,033
3,372	TripAdvisor, Inc.*	55,604
5,149	ZoomInfo Technologies, Inc.*	130,733

		376,761

IT Services (1.2%):
5,360	Akamai Technologies, Inc.*	481,703
4,125	Amdocs, Ltd.	407,756
17,368	Cognizant Technology Solutions Corp., Class A	1,133,783
8,265	DXC Technology Co.*	220,841
2,076	GoDaddy, Inc., Class A*	155,970
31,081	International Business Machines Corp.	4,158,949
7,343	Kyndryl Holdings, Inc.*	97,515
4,697	Okta, Inc.*	325,737
4,831	Twilio, Inc., Class A*	307,348
2,897	VeriSign, Inc.*	654,635

		7,944,237

Leisure Products (0.1%):
2,144	Brunswick Corp.	185,756
4,721	Hasbro, Inc.	305,779
12,028	Mattel, Inc.*	235,027
1,680	Polaris, Inc.	203,163

		929,725

Life Sciences Tools & Services (1.8%):
1,888	Agilent Technologies, Inc.	227,032
23,061	Avantor, Inc.*	473,673
2,193	Azenta, Inc.*	102,369
714	Bio-Rad Laboratories, Inc., Class A*	270,692
1,734	Charles River Laboratories International, Inc.*	364,573
22,514	Danaher Corp.	5,403,360
2,371	ICON plc*	593,224
3,795	Illumina, Inc.*	711,525
460	IQVIA Holdings, Inc.*	103,394
8,151	QIAGEN NV*	367,040
1,059	Repligen Corp.*	149,806
4,381	Revvity, Inc.	520,419

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
3,037	Syneos Health, Inc.*	$127,979
5,068	Thermo Fisher Scientific, Inc.	2,644,229

		12,059,315

Machinery (2.5%):
1,936	AGCO Corp.	254,429
2,803	Allison Transmission Holdings, Inc.	158,257
4,416	Caterpillar, Inc.	1,086,557
33,404	CNH Industrial NV	481,018
1,690	Crane Co.	150,613
1,690	Crane NXT Co.	95,384
4,848	Cummins, Inc.	1,188,536
606	Deere & Co.	245,545
2,420	Donaldson Co., Inc.	151,274
4,751	Dover Corp.	701,485
1,821	Esab Corp.	121,169
4,678	Flowserve Corp.	173,788
12,090	Fortive Corp.	903,969
3,877	Gates Industrial Corp. plc*	52,262
3,375	Graco, Inc.	291,431
2,244	IDEX Corp.	483,043
1,919	Illinois Tool Works, Inc.	480,057
13,836	Ingersoll Rand, Inc.	904,321
3,000	ITT, Inc.	279,630
1,789	Middleby Corp. (The)*	264,468
1,955	Nordson Corp.	485,192
2,359	Oshkosh Corp.	204,266
13,300	Otis Worldwide Corp.	1,183,833
17,530	PACCAR, Inc.	1,466,385
4,369	Parker-Hannifin Corp.	1,704,085
5,912	Pentair PLC	381,915
966	RBC Bearings, Inc.*	210,076
1,779	Snap-on, Inc.	512,690
5,306	Stanley Black & Decker, Inc.	497,225
2,197	Timken Co. (The)	201,091
6,095	Westinghouse Air Brake Technologies Corp.	668,439
7,142	Xylem, Inc.	804,332

		16,786,765

Marine Transportation (0.0%†):
2,145	Kirby Corp.*	165,058

Media (1.4%):
179	Cable One, Inc.	117,617
141,452	Comcast Corp., Class A	5,877,331
9,003	DISH Network Corp., Class A*	59,330
10,085	Fox Corp., Class A	342,890
5,118	Fox Corp., Class B	163,213
13,434	Interpublic Group of Cos., Inc. (The)	518,284
335	Liberty Broadband Corp., Class A*	26,710
3,156	Liberty Broadband Corp., Class C*	252,827
1,947	Liberty Media Corp-Liberty SiriusXM, Class A*	63,881
5,247	Liberty Media Corp-Liberty SiriusXM, Class C*	171,734
5,835	New York Times Co. (The), Class A	229,782
13,649	News Corp., Class A	266,156
4,252	News Corp., Class B	83,849
768	Nexstar Media Group, Inc.	127,910
6,744	Omnicom Group, Inc.	641,692
33	Paramount Global, Class A^	612
19,478	Paramount Global, Class B	309,895

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
25,216	Sirius XM Holdings, Inc.^	$114,229

		9,367,942

Metals & Mining (1.0%):
6,352	Alcoa Corp.	215,523
17,165	Cleveland-Cliffs, Inc.*	287,685
48,855	Freeport-McMoRan, Inc.	1,954,200
3,553	MP Materials Corp.*	81,293
27,208	Newmont Corp.	1,160,693
8,607	Nucor Corp.	1,411,376
2,017	Reliance Steel & Aluminum Co.	547,797
2,202	Royal Gold, Inc.	252,746
7,402	SSR Mining, Inc.	104,960
5,491	Steel Dynamics, Inc.	598,135
7,428	United States Steel Corp.	185,774

		6,800,182

Mortgage Real Estate Investment Trusts (REITs) (0.1%):
20,499	AGNC Investment Corp.	207,655
15,791	Annaly Capital Management, Inc.	315,978
15,555	Rithm Capital Corp.	145,439
10,494	Starwood Property Trust, Inc.^	203,584

		872,656

Multi-Utilities (1.4%):
9,039	Ameren Corp.	738,215
21,974	CenterPoint Energy, Inc.	640,542
10,078	CMS Energy Corp.	592,083
11,864	Consolidated Edison, Inc.	1,072,506
28,585	Dominion Energy, Inc.	1,480,417
6,766	DTE Energy Co.	744,395
14,591	NiSource, Inc.	399,064
17,003	Public Service Enterprise Group, Inc.	1,064,558
10,773	Sempra Energy	1,568,441
10,788	WEC Energy Group, Inc.	951,933

		9,252,154

Office REITs (0.2%):
5,863	Alexandria Real Estate Equities, Inc.	665,392
5,632	Boston Properties, Inc.	324,347
5,426	Cousins Properties, Inc.	123,713
3,732	Highwoods Properties, Inc.	89,232
4,176	Kilroy Realty Corp.	125,656
6,340	Vornado Realty Trust	115,007

		1,443,347

Oil, Gas & Consumable Fuels (7.1%):
7,715	Antero Midstream Corp.	89,494
9,662	Antero Resources Corp.*	222,516
1,209	APA Corp.	41,312
4,352	Chesapeake Energy Corp.	364,175
59,152	Chevron Corp.	9,307,567
41,476	ConocoPhillips	4,297,328
25,882	Coterra Energy, Inc.	654,815
21,913	Devon Energy Corp.	1,059,274
6,193	Diamondback Energy, Inc.	813,513
3,482	DT Midstream, Inc.	172,603
20,101	EOG Resources, Inc.	2,300,358
12,321	EQT Corp.	506,763
138,953	Exxon Mobil Corp.	14,902,709
4,200	Hess Corp.	570,990
4,847	HF Sinclair Corp.	216,225

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
67,060	Kinder Morgan, Inc.	$1,154,773
21,065	Marathon Oil Corp.	484,916
15,095	Marathon Petroleum Corp.	1,760,077
23,854	Occidental Petroleum Corp.	1,402,615
14,439	ONEOK, Inc.	891,175
4,618	Ovintiv, Inc.	175,807
2,962	PDC Energy, Inc.	210,717
15,757	Phillips 66	1,502,903
7,960	Pioneer Natural Resources Co.	1,649,153
7,999	Range Resources Corp.	235,171
36,730	Southwestern Energy Co.*	220,747
12,327	Valero Energy Corp.	1,445,957
41,641	Williams Cos., Inc. (The)	1,358,746

		48,012,399

Paper & Forest Products (0.0%†):
2,306	Louisiana-Pacific Corp.	172,904
Passenger Airlines (0.4%):
4,445	Alaska Air Group, Inc.*	236,385
13,962	American Airlines Group, Inc.*	250,479
20,819	Delta Air Lines, Inc.*	989,735
20,618	Southwest Airlines Co.	746,578
11,322	United Airlines Holdings, Inc.*	621,238

		2,844,415

Personal Care Products (0.2%):
12,626	Coty, Inc., Class A*	155,174
5,385	Estee Lauder Cos., Inc. (The), Class A	1,057,506

		1,212,680

Pharmaceuticals (5.4%):
71,909	Bristol-Myers Squibb Co.	4,598,581
6,146	Catalent, Inc.*	266,491
16,000	Elanco Animal Health, Inc.*	160,960
1,005	Jazz Pharmaceuticals plc*	124,590
88,979	Johnson & Johnson	14,727,804
70,901	Merck & Co., Inc.	8,181,266
9,131	Organon & Co.	190,016
4,825	Perrigo Co. plc	163,809
193,283	Pfizer, Inc.	7,089,620
12,691	Royalty Pharma plc, Class A	390,121
40,887	Viatris, Inc.	408,052

		36,301,310

Professional Services (0.9%):
2,009	Automatic Data Processing, Inc.	441,558
657	Broadridge Financial Solutions, Inc.	108,819
771	CACI International, Inc., Class A*	262,788
4,607	Ceridian HCM Holding, Inc.*	308,531
16,961	Clarivate plc*	161,638
1,527	Concentrix Corp.	123,305
7,878	CoStar Group, Inc.*	701,142
9,034	Dun & Bradstreet Holdings, Inc.	104,523
1,283	Equifax, Inc.	301,890
927	FTI Consulting, Inc.*	176,316
4,601	Genpact, Ltd.	172,860
1,698	Jack Henry & Associates, Inc.	284,126
4,398	Jacobs Solutions, Inc.	522,878
2,939	KBR, Inc.	191,211
4,664	Leidos Holdings, Inc.	412,671
1,805	ManpowerGroup, Inc.	143,317

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
1,611	Paycor HCM, Inc.*	$38,132
3,594	Robert Half International, Inc.	270,341
1,793	Science Applications International Corp.	201,677
7,427	SS&C Technologies Holdings, Inc.	450,076
6,600	TransUnion	516,978

		5,894,777

Real Estate Management & Development (0.2%):
10,591	CBRE Group, Inc., Class A*	854,799
1,316	Howard Hughes Corp. (The)*	103,859
1,715	Jones Lang LaSalle, Inc.*	267,197
1,901	Zillow Group, Inc., Class A*	93,529
5,326	Zillow Group, Inc., Class C*	267,685

		1,587,069

Residential REITs (0.9%):
11,060	American Homes 4 Rent, Class A	392,077
4,943	Apartment Income REIT Corp.	178,393
4,777	AvalonBay Communities, Inc.	904,143
3,412	Camden Property Trust	371,464
4,086	Equity LifeStyle Properties, Inc.	273,313
12,988	Equity Residential	856,818
2,241	Essex Property Trust, Inc.	525,066
21,369	Invitation Homes, Inc.	735,094
3,997	Mid-America Apartment Communities, Inc.	606,984
3,285	Sun Communities, Inc.	428,561
10,586	UDR, Inc.	454,775

		5,726,688

Retail REITs (0.6%):
3,041	Agree Realty Corp.	198,851
10,717	Brixmor Property Group, Inc.	235,774
20,680	Kimco Realty Corp.	407,810
6,405	NNN REIT, Inc.	274,070
22,162	Realty Income Corp.	1,325,066
5,818	Regency Centers Corp.	359,378
8,676	Simon Property Group, Inc.	1,001,904
5,000	Spirit Realty Capital, Inc.	196,900

		3,999,753

Semiconductors & Semiconductor Equipment (3.7%):
23,632	Advanced Micro Devices, Inc.*	2,691,921
17,292	Analog Devices, Inc.	3,368,654
4,476	Applied Materials, Inc.	646,961
1,969	Cirrus Logic, Inc.*	159,509
4,838	Entegris, Inc.	536,147
3,718	First Solar, Inc.*	706,755
2,680	GLOBALFOUNDRIES, Inc.*	173,074
142,806	Intel Corp.	4,775,433
243	Lam Research Corp.	156,215
29,220	Marvell Technology, Inc.	1,746,772
5,278	Microchip Technology, Inc.	472,856
37,383	Micron Technology, Inc.	2,359,241
2,059	MKS Instruments, Inc.	222,578
14,742	ON Semiconductor Corp.*	1,394,298
3,419	Qorvo, Inc.*	348,840
4,885	QUALCOMM, Inc.	581,510
5,411	Skyworks Solutions, Inc.	598,944
890	Teradyne, Inc.	99,084
18,382	Texas Instruments, Inc.	3,309,128
875	Universal Display Corp.	126,114

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,425	Wolfspeed, Inc.*	$245,986

		24,720,020

Software (1.6%):
519	ANSYS, Inc.*	171,410
5,783	AppLovin Corp., Class A*	148,797
953	Aspen Technology, Inc.*	159,732
3,553	BILL Holdings, Inc.*	415,168
5,037	Black Knight, Inc.*	300,860
6,873	CCC Intelligent Solutions Holdings, Inc.*	77,046
1,963	Dolby Laboratories, Inc., Class A	164,264
117	Dropbox, Inc., Class A*	3,120
15,979	Gen Digital, Inc.	296,410
2,945	Guidewire Software, Inc.*	224,056
397	Informatica, Inc., Class A*	7,345
1,661	nCino, Inc.*	50,029
4,330	NCR Corp.*	109,116
5,942	Nutanix, Inc., Class A*	166,673
30,635	Oracle Corp.	3,648,322
1,773	PTC, Inc.*	252,298
3,615	Roper Technologies, Inc.	1,738,092
7,965	Salesforce, Inc.*	1,682,686
5,569	SentinelOne, Inc., Class A*	84,092
347	Tyler Technologies, Inc.*	144,515
2,991	UiPath, Inc., Class A*	49,561
5,952	Unity Software, Inc.*	258,436
8,450	Zoom Video Communications, Inc., Class A*	573,586

		10,725,614

Specialized REITs (1.4%):
13,227	Crown Castle, Inc.	1,507,084
7,591	CubeSmart	339,014
10,088	Digital Realty Trust, Inc.	1,148,721
2,660	EPR Properties	124,488
1,590	Equinix, Inc.	1,246,465
4,063	Extra Space Storage, Inc.	604,777
8,773	Gaming and Leisure Properties, Inc.	425,140
4,999	Iron Mountain, Inc.	284,043
680	Lamar Advertising Co., Class A	67,490
2,869	Life Storage, Inc.	381,462
3,050	National Storage Affiliates Trust	106,231
2,245	Public Storage	655,271
5,235	Rayonier, Inc.	164,379
3,300	SBA Communications Corp.	764,808
34,320	VICI Properties, Inc.	1,078,678
25,037	Weyerhaeuser Co.	838,990

		9,737,041

Specialty Retail (0.8%):
1,989	Advance Auto Parts, Inc.	139,827
1,041	AutoNation, Inc.*	171,359
104	AutoZone, Inc.*	259,309
8,221	Bath & Body Works, Inc.	308,288
5,747	Best Buy Co., Inc.	470,967
5,015	CarMax, Inc.*	419,755
1,910	Dick’s Sporting Goods, Inc.	252,483
9,646	GameStop Corp., Class A*^	233,916
6,989	Gap, Inc. (The)	62,412
974	Lithia Motors, Inc.	296,203
5,450	Lowe’s Cos., Inc.	1,230,065
317	O’Reilly Automotive, Inc.*	302,830

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
686	Penske Automotive Group, Inc.	$114,308
2,533	Petco Health & Wellness Co., Inc.*	22,544
465	RH*	153,259
769	Ross Stores, Inc.	86,228
4,328	Valvoline, Inc.	162,343
812	Victoria’s Secret & Co.*	14,153
1,827	Wayfair, Inc., Class A*	118,773
1,940	Williams-Sonoma, Inc.	242,772

		5,061,794

Technology Hardware, Storage & Peripherals (0.3%):
44,882	Hewlett Packard Enterprise Co.	754,018
23,514	HP, Inc.	722,115
4,401	NetApp, Inc.	336,236
2,095	Pure Storage, Inc., Class A*	77,138
10,920	Western Digital Corp.*	414,195

		2,303,702

Textiles, Apparel & Luxury Goods (0.5%):
3,972	Capri Holdings, Ltd.*	142,555
1,340	Carter’s, Inc.	97,284
1,294	Columbia Sportswear Co.	99,949
18,996	NIKE, Inc., Class B	2,096,589
2,097	PVH Corp.	178,182
1,457	Ralph Lauren Corp.	179,648
4,081	Skechers U.S.A., Inc., Class A*	214,905
7,054	Tapestry, Inc.	301,911
6,770	Under Armour, Inc., Class A*	48,879
7,090	Under Armour, Inc., Class C*	47,574
12,562	VF Corp.	239,809

		3,647,285

Tobacco (1.2%):
61,097	Altria Group, Inc.	2,767,694
53,086	Philip Morris International, Inc.	5,182,255

		7,949,949

Trading Companies & Distributors (0.5%):
3,733	Air Lease Corp.	156,226

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,876	Core & Main, Inc., Class A*	$58,794
4,900	Fastenal Co.	289,051
6,673	Ferguson PLC	1,049,729
1,660	MSC Industrial Direct Co., Inc.	158,165
1,030	SiteOne Landscape Supply, Inc.*	172,381
1,865	United Rentals, Inc.	830,615
5,226	Univar Solutions, Inc.*	187,300
852	Watsco, Inc.	325,012
1,512	WESCO International, Inc.	270,739

		3,498,012

Water Utilities (0.2%):
6,661	American Water Works Co., Inc.	950,858
8,315	Essential Utilities, Inc.	331,851

		1,282,709

Wireless Telecommunication Services (0.4%):
18,578	T-Mobile US, Inc.*	2,580,484

Total Common Stocks (Cost $496,458,212)		665,142,877

Short-Term Security Held as Collateral for Securities on Loan (0.3%):
$2,066,883	BlackRock Liquidity FedFund, Institutional Class, 3.57%(a)(b)	2,066,883

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,066,883)		2,066,883

Unaffiliated Investment Company (0.9%):
Money Markets (0.9%):
5,961,563	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(b)	5,961,563

Total Unaffiliated Investment Company (Cost $5,961,563)		5,961,563

Total Investment Securities (Cost $504,486,658) — 100.2%		673,171,323
Net other assets (liabilities) — (0.2)%		(1,602,778)

Net Assets — 100.0%		$671,568,545

Percentages indicated are based on net assets as of June 30, 2023.

REIT             -         Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $2,028,736.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(b)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—“ are either $0 or round to less than $1.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	17	$3,815,013	$95,806

S&P Midcap 400 E-Mini September Futures (U.S. Dollar)	9/15/23	12	3,172,920	118,115

				$213,921

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$502,780,856
Investments in affiliates, at cost	1,705,802

Investments in non-affiliates, at value(a)	$669,656,876
Investments in affiliates, at value	3,514,447
Deposit at broker for futures contracts collateral	368,200
Interest and dividends receivable	739,710
Receivable for variation margin on futures contracts	69,627
Reclaims receivable	13,934
Receivable from Manager	48,727
Prepaid expenses	3,292

Total Assets	674,414,813

Liabilities:
Cash overdraft	37
Payable for capital shares redeemed	285,855
Payable for collateral received on loaned securities	2,066,883
Management fees payable	238,218
Administration fees payable	19,794
Distribution fees payable	99,372
Custodian fees payable	10,199
Administrative and compliance services fees payable	1,646
Transfer agent fees payable	2,496
Trustee fees payable	8,199
Other accrued liabilities	113,569

Total Liabilities	2,846,268

Commitments and contingent liabilities^

Net Assets	$671,568,545

Net Assets Consist of:
Paid in capital	$428,141,173
Total distributable earnings	243,427,372

Net Assets	$671,568,545

Class 1
Net Assets	$178,326,494
Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,106,420
Net Asset Value (offering and redemption price per share)	$8.87

Class 2
Net Assets	$493,242,051
Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,814,638
Net Asset Value (offering and redemption price per share)	$13.04

(a)	Includes securities on loan of $2,028,736.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from non-affiliates	$8,901,025
Dividends from affiliates	63,285
Interest	5,635
Income from securities lending	84,281
Foreign withholding tax	(56)

Total Investment Income	9,054,170

Expenses:
Management fees	1,674,044
Administration fees	91,239
Distribution fees - Class 2	728,741
Custodian fees	14,412
Administrative and compliance services fees	3,689
Transfer agent fees	5,268
Trustee fees	15,243
Professional fees	11,854
Licensing fees	59,313
Shareholder reports	11,302
Other expenses	8,826

Total expenses before reductions	2,623,931
Less Management fees contractually waived	(342,424)

Net expenses	2,281,507

Net Investment Income/(Loss)	6,772,663

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	23,044,082
Net realized gains/(losses) on affiliated transactions	(226,687)
Net realized gains/(losses) on futures contracts	(15,952)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	5,237,349
Change in net unrealized appreciation/depreciation on affiliated transactions	60,242
Change in net unrealized appreciation/depreciation on futures contracts	308,056

Net realized and Change in net unrealized gains/losses on investments	28,407,090

Change in Net Assets Resulting From Operations	$35,179,753

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,772,663	$15,861,994
Net realized gains/(losses) on investments	22,801,443	39,929,522
Change in unrealized appreciation/depreciation on investments	5,605,647	(151,834,583)

Change in net assets resulting from operations	35,179,753	(96,043,067)

Distributions to Shareholders:
Class 1	—	(29,777,305)
Class 2	—	(86,902,859)

Change in net assets resulting from distributions to shareholders	—	(116,680,164)

Capital Transactions:
Class 1
Proceeds from shares issued	1,371,098	14,542
Proceeds from dividends reinvested	—	29,777,305
Value of shares redeemed	(13,457,469)	(23,577,132)

Total Class 1 Shares	(12,086,371)	6,214,715

Class 2
Proceeds from shares issued	1,963,522	8,911,501
Proceeds from dividends reinvested	—	86,902,859
Value of shares redeemed	(281,047,125)	(180,794,379)

Total Class 2 Shares	(279,083,603)	(84,980,019)

Change in net assets resulting from capital transactions	(291,169,974)	(78,765,304)

Change in net assets	(255,990,221)	(291,488,535)
Net Assets:
Beginning of period	927,558,766	1,219,047,301

End of period	$671,568,545	$927,558,766

Share Transactions:
Class 1
Shares issued	157,152	1,397
Dividends reinvested	—	3,764,514
Shares redeemed	(1,575,250)	(2,428,108)

Total Class 1 Shares	(1,418,098)	1,337,803

Class 2
Shares issued	152,172	664,830
Dividends reinvested	—	7,459,473
Shares redeemed	(22,734,192)	(12,986,670)

Total Class 2 Shares	(22,582,020)	(4,862,367)

Change in shares	(24,000,118)	(3,524,564)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

14

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited	)
Class 1
Net Asset Value, Beginning of Period	$8.40		$10.98	$9.02		$9.75	$8.55	$10.65

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.17 (a)	0.16	(a)	0.18 (a)	0.21 (a)	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	0.39		(1.14)	2.04		(0.06)	1.94	(1.02)
Total from Investment Activities	0.47		(0.97)	2.20		0.12	2.15	(0.78)
Distributions to Shareholders From:
Net Investment Income	—		(0.22)	(0.20)		(0.27)	(0.30)	(0.30)
Net Realized Gains	—		(1.39)	(0.04)		(0.58)	(0.65)	(1.02)

Total Dividends	—		(1.61)	(0.24)		(0.85)	(0.95)	(1.32)

Net Asset Value, End of Period	$8.87		$8.40	$10.98		$9.02	$9.75	$8.55

Total Return(b)	5.60	%(c)	(7.88)%	24.55	%(c)	2.25%	26.13%	(8.50)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$178,326		$180,772	$221,723		$146,474	$165,337	$148,796
Net Investment Income/(Loss)(d)	1.97%		1.75%	1.52%		2.08%	2.21%	2.10%
Expenses Before Reductions(d)(e)	0.50%		0.50%	0.52%		0.52%	0.51%	0.50%
Expenses Net of Reductions(d)	0.41%		0.41%	0.43%		0.43%	0.43%	0.43%
Portfolio Turnover Rate(f)	14%		12%	38	%(g)	27%	15%	22%

Class 2
Net Asset Value, Beginning of Period	$12.36		$15.28	$12.48		$13.13	$11.22	$13.56

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.21 (a)	0.18	(a)	0.21 (a)	0.25 (a)	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	0.57		(1.56)	2.83		(0.04)	2.57	(1.34)

Total from Investment Activities	0.68		(1.35)	3.01		0.17	2.82	(1.06)

Distributions to Shareholders From:
Net Investment Income	—		(0.18)	(0.17)		(0.24)	(0.26)	(0.26)
Net Realized Gains	—		(1.39)	(0.04)		(0.58)	(0.65)	(1.02)

Total Dividends	—		(1.57)	(0.21)		(0.82)	(0.91)	(1.28)

Net Asset Value, End of Period	$13.04		$12.36	$15.28		$12.48	$13.13	$11.22

Total Return(b)	5.50	%(c)	(8.18)%	24.25%		2.01%	25.86%	(8.72)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$493,242		$746,787	$997,324		$779,649	$787,403	$720,365
Net Investment Income/(Loss)(d)	1.72%		1.60%	1.27%		1.83%	1.96%	1.85%
Expenses Before Reductions(d)(e)	0.75%		0.75%	0.77%		0.77%	0.76%	0.75%
Expenses Net of Reductions(d)	0.66%		0.66%	0.68%		0.68%	0.68%	0.68%
Portfolio Turnover Rate(f)	14%		12%	38	%(g)	27%	15%	22%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)	Excludes impact of in-kind transactions.

See accompanying notes to the financial statements.

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment

Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,321 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,066,883 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $4.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$213,921	Payable for variation margin on futures contracts*	$—
*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized		Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts		$(15,952)	$308,056

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Value Index Fund, Class 1	0.44%	0.59%

AZL Russell 1000 Value Index Fund, Class 2	0.44%	0.84%

* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager is 0.015%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager waived in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

At June 30, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Capital Gains Distributions
BlackRock, Inc., Class A	$5,336,693	$57,153	$ (1,712,954)	$ (226,687)	$60,242	$3,514,447	5,085	$63,285	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

19

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$665,142,877	$—	$—	$665,142,877
Short-Term Security Held as Collateral for Securities on Loan	2,066,883	—	—	2,066,883
Unaffiliated Investment Company	5,961,563	—	—	5,961,563

Total Investment Securities	673,171,323	—	—	673,171,323

Other Financial Instruments:*
Futures Contracts	213,921	—	—	213,921

Total Investments	$673,385,244	$—	$—	$673,385,244

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$89,608,508	$377,491,405

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

20

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $775,935,827. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$217,654,189
Unrealized (depreciation)	(64,929,694)

Net unrealized appreciation/(depreciation)	$152,724,495

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Value Index Fund	$33,190,347	$83,489,817	$116,680,164

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$19,135,079	$36,388,045	$—	$152,724,495	$208,247,619

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

22

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,167.10	$1.18	0.22%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,165.90	$2.52	0.47%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.70	$1.10	0.22%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.46	$2.36	0.47%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	28.1%

Health Care	13.3

Financials	12.3

Consumer Discretionary	10.6

Industrials	8.6

Communication Services	8.3

Consumer Staples	6.6

Energy	4.1

Utilities	2.5

Materials	2.5

Real Estate	2.4

Total Common Stocks	99.3

Unaffiliated Investment Company	0.1

Total Investment Securities	99.4

Net other assets (liabilities)	0.6

Net Assets	100.0%

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.7%):
5,078	Axon Enterprise, Inc.*	$990,819
40,186	Boeing Co. (The)*	8,485,676
16,175	General Dynamics Corp.	3,480,051
26,462	Howmet Aerospace, Inc.	1,311,457
2,885	Huntington Ingalls Industries, Inc.	656,626
13,389	L3Harris Technologies, Inc.	2,621,165
16,038	Lockheed Martin Corp.	7,383,574
10,228	Northrop Grumman Corp.	4,661,922
103,931	Raytheon Technologies Corp.	10,181,081
14,799	Textron, Inc.	1,000,856
3,668	TransDigm Group, Inc.	3,279,816

		44,053,043

Air Freight & Logistics (0.6%):
7,910	CH Robinson Worldwide, Inc.	746,308
11,175	Expeditors International of Washington, Inc.	1,353,628
16,413	FedEx Corp.	4,068,783
51,840	United Parcel Service, Inc., Class B	9,292,320

		15,461,039

Automobile Components (2.3%):
19,195	Aptiv plc*	1,959,618
16,029	BorgWarner, Inc.	783,978
278,299	Ford Motor Co.	4,210,664
100,002	General Motors Co.	3,856,077
191,823	Tesla, Inc.*	50,213,507

		61,023,844

Banks (3.0%):
493,654	Bank of America Corp.	14,162,933
138,284	Citigroup, Inc.	6,366,595
33,285	Citizens Financial Group, Inc.	868,073
9,769	Comerica, Inc.	413,815
49,343	Fifth Third Bancorp	1,293,280
105,467	Huntington Bancshares, Inc.	1,136,934
208,072	JPMorgan Chase & Co.	30,261,992
68,556	KeyCorp	633,458
11,968	M&T Bank Corp.	1,481,160
28,352	PNC Financial Services Group, Inc. (The)	3,570,934
68,559	Regions Financial Corp.	1,221,721
94,226	Truist Financial Corp.	2,859,759
98,704	US Bancorp	3,261,180
266,991	Wells Fargo & Co.	11,395,176
10,729	Zions Bancorp NA	288,181

		79,215,191

Beverages (1.7%):
13,128	Brown-Forman Corp., Class B	876,688
277,126	Coca-Cola Co. (The)	16,688,528
11,447	Constellation Brands, Inc., Class A	2,817,450
60,249	Keurig Dr Pepper, Inc.	1,883,986
13,901	Molson Coors Beverage Co., Class B	915,242
54,227	Monster Beverage Corp.*	3,114,799
98,094	PepsiCo, Inc.	18,168,970

		44,465,663

Biotechnology (1.9%):
125,621	AbbVie, Inc.	16,924,917
37,945	Amgen, Inc.	8,424,549
10,245	Biogen, Inc.*	2,918,288
89,251	Gilead Sciences, Inc.	6,878,575

Shares		Value
Common Stocks, continued
Biotechnology, continued
13,664	Incyte Corp.*	$850,584
22,960	Moderna, Inc.*	2,789,640
7,676	Regeneron Pharmaceuticals, Inc.*	5,515,513
18,451	Vertex Pharmaceuticals, Inc.*	6,493,092

		50,795,158

Broadline Retail (3.2%):
635,584	Amazon.com, Inc.*	82,854,730
38,361	eBay, Inc.	1,714,353
9,091	Etsy, Inc.*	769,190

		85,338,273

Building Products (0.4%):
8,564	A O Smith Corp.	623,288
6,110	Allegion plc	733,322
58,820	Carrier Global Corp.	2,923,942
48,984	Johnson Controls International plc	3,337,770
16,009	Masco Corp.	918,596
16,326	Trane Technologies plc	3,122,511

		11,659,429

Capital Markets (2.6%):
7,395	Ameriprise Financial, Inc.	2,456,323
51,034	Bank of New York Mellon Corp. (The)	2,272,034
10,650	BlackRock, Inc., Class A+	7,360,641
7,779	Cboe Global Markets, Inc.	1,073,580
105,812	Charles Schwab Corp. (The)	5,997,424
25,462	CME Group, Inc.	4,717,854
2,750	FactSet Research Systems, Inc.	1,101,788
19,919	Franklin Resources, Inc.	532,036
23,744	Goldman Sachs Group, Inc. (The)	7,658,390
39,903	Intercontinental Exchange, Inc.	4,512,231
34,577	Invesco, Ltd.	581,239
2,759	MarketAxess Holdings, Inc.	721,258
11,330	Moody’s Corp.	3,939,668
92,454	Morgan Stanley	7,895,572
5,649	MSCI, Inc.	2,651,019
24,828	Nasdaq, Inc.	1,237,676
14,964	Northern Trust Corp.	1,109,431
13,224	Raymond James Financial, Inc.	1,372,254
23,423	S&P Global, Inc.	9,390,046
24,117	State Street Corp.	1,764,882
15,686	T. Rowe Price Group, Inc.	1,757,146

		70,102,492

Chemicals (1.7%):
15,900	Air Products and Chemicals, Inc.	4,762,527
8,172	Albemarle Corp.	1,823,091
7,401	Celanese Corp.	857,036
14,355	CF Industries Holdings, Inc.	996,524
50,732	Corteva, Inc.	2,906,943
51,063	Dow, Inc.	2,719,615
32,753	DuPont de Nemours, Inc.	2,339,874
8,352	Eastman Chemical Co.	699,229
17,620	Ecolab, Inc.	3,289,478
8,653	FMC Corp.	902,854
17,952	International Flavors & Fragrances, Inc.	1,428,800
34,860	Linde plc	13,284,449
17,743	Lyondellbasell Industries NV	1,629,340
24,077	Mosaic Co. (The)	842,695
16,879	PPG Industries, Inc.	2,503,156

See accompanying notes to the financial statements.

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
16,732	Sherwin-Williams Co. (The)	$4,442,681

		45,428,292

Commercial Services & Supplies (0.5%):
6,113	Cintas Corp.	3,038,650
30,940	Copart, Inc.*	2,822,037
14,660	Republic Services, Inc.	2,245,472
15,853	Rollins, Inc.	678,984
26,242	Waste Management, Inc.	4,550,888

		13,336,031

Communications Equipment (0.9%):
17,949	Arista Networks, Inc.*	2,908,815
291,630	Cisco Systems, Inc.	15,088,936
4,113	F5, Inc.*	601,568
21,995	Juniper Networks, Inc.	689,103
11,997	Motorola Solutions, Inc.	3,518,480

		22,806,902

Construction & Engineering (0.1%):
10,489	Quanta Services, Inc.	2,060,564

Construction Materials (0.2%):
4,405	Martin Marietta Materials, Inc.	2,033,745
9,410	Vulcan Materials Co.	2,121,390

		4,155,135

Consumer Finance (0.5%):
42,328	American Express Co.	7,373,537
26,967	Capital One Financial Corp.	2,949,381
18,322	Discover Financial Services	2,140,926
30,741	Synchrony Financial	1,042,735

		13,506,579

Consumer Staples Distribution & Retail (1.8%):
31,577	Costco Wholesale Corp.	17,000,425
15,610	Dollar General Corp.	2,650,266
14,565	Dollar Tree, Inc.*	2,090,078
46,640	Kroger Co. (The)	2,192,080
35,622	Sysco Corp.	2,643,152
33,160	Target Corp.	4,373,804
50,371	Walgreens Boots Alliance, Inc.	1,435,070
99,869	Walmart, Inc.	15,697,409

		48,082,284

Containers & Packaging (0.2%):
103,433	Amcor plc	1,032,261
5,928	Avery Dennison Corp.	1,018,430
22,686	Ball Corp.	1,320,552
24,599	International Paper Co.	782,494
6,179	Packaging Corp. of America	816,617
9,234	Sealed Air Corp.	369,360
19,064	Westrock Co.	554,191

		5,893,905

Distributors (0.1%):
9,863	Genuine Parts Co.	1,669,115
17,554	LKQ Corp.	1,022,872
2,690	Pool Corp.	1,007,782

		3,699,769

Diversified REITs (0.0%†):
5,376	Federal Realty Investment Trust	520,236

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services (0.7%):
510,922	AT&T, Inc.	$8,149,206
299,217	Verizon Communications, Inc.	11,127,880

		19,277,086

Electric Utilities (1.7%):
18,652	Alliant Energy Corp.	978,857
36,762	American Electric Power Co., Inc.	3,095,361
23,163	Constellation Energy Corp.	2,120,573
54,758	Duke Energy Corp.	4,913,983
27,066	Edison International	1,879,734
14,867	Entergy Corp.	1,447,600
15,858	Evergy, Inc.	926,424
24,585	Eversource Energy	1,743,568
70,461	Exelon Corp.	2,870,581
39,625	FirstEnergy Corp.	1,540,620
143,876	NextEra Energy, Inc.	10,675,599
15,474	NRG Energy, Inc.	578,573
114,347	PG&E Corp.*	1,975,916
8,153	Pinnacle West Capital Corp.	664,143
53,716	PPL Corp.	1,421,325
77,946	Southern Co. (The)	5,475,707
39,636	Xcel Energy, Inc.	2,464,170

		44,772,734

Electrical Equipment (0.6%):
16,504	AMETEK, Inc.	2,671,668
28,292	Eaton Corp. plc	5,689,521
40,954	Emerson Electric Co.	3,701,832
4,227	Generac Holdings, Inc.*	630,372
8,239	Rockwell Automation, Inc.	2,714,339

		15,407,732

Electronic Equipment, Instruments & Components (0.6%):
42,601	Amphenol Corp., Class A	3,618,955
9,533	CDW Corp.	1,749,305
53,670	Corning, Inc.	1,880,597
12,695	Keysight Technologies, Inc.*	2,125,778
22,535	TE Connectivity, Ltd.	3,158,506
3,260	Teledyne Technologies, Inc.*	1,340,218
17,285	Trimble, Inc.*	915,068
3,706	Zebra Technologies Corp., Class A*	1,096,346

		15,884,773

Energy Equipment & Services (0.4%):
71,335	Baker Hughes Co.	2,254,899
64,790	Halliburton Co.	2,137,422
102,114	Schlumberger, Ltd.	5,015,840

		9,408,161

Entertainment (1.4%):
50,723	Activision Blizzard, Inc.*	4,275,949
18,859	Electronic Arts, Inc.	2,446,012
9,834	Live Nation Entertainment, Inc.*	895,976
31,652	Netflix, Inc.*	13,942,389
11,191	Take-Two Interactive Software, Inc.*	1,646,868
130,097	Walt Disney Co. (The)*	11,615,060
157,665	Warner Bros Discovery, Inc.*	1,977,119

		36,799,373

Financial Services (4.1%):
126,974	Berkshire Hathaway, Inc., Class B*	43,298,134
42,670	Fidelity National Information Services, Inc.	2,334,049
43,906	Fiserv, Inc.*	5,538,742

See accompanying notes to the financial statements.

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Financial Services, continued
5,156	FleetCor Technologies, Inc.*	$1,294,568
18,438	Global Payments, Inc.	1,816,512
59,579	Mastercard, Inc., Class A	23,432,421
79,062	PayPal Holdings, Inc.*	5,275,807
115,221	Visa, Inc., Class A	27,362,683

		110,352,916

Food Products (1.0%):
39,022	Archer-Daniels-Midland Co.	2,948,502
10,901	Bunge, Ltd.	1,028,509
14,874	Campbell Soup Co.	679,891
34,714	Conagra Brands, Inc.	1,170,556
41,812	General Mills, Inc.	3,206,980
10,349	Hershey Co. (The)	2,584,145
20,326	Hormel Foods Corp.	817,512
7,679	JM Smucker Co. (The)	1,133,958
18,527	Kellogg Co.	1,248,720
56,913	Kraft Heinz Co. (The)	2,020,411
10,323	Lamb Weston Holdings, Inc.	1,186,629
17,422	McCormick & Co., Inc.	1,519,721
96,873	Mondelez International, Inc., Class A	7,065,917
20,900	Tyson Foods, Inc., Class A	1,066,736

		27,678,187

Gas Utilities (0.0%†):
10,396	Atmos Energy Corp.	1,209,471

Ground Transportation (0.8%):
144,368	CSX Corp.	4,922,949
5,899	JB Hunt Transport Services, Inc.	1,067,896
16,280	Norfolk Southern Corp.	3,691,653
6,449	Old Dominion Freight Line, Inc.	2,384,518
43,318	Union Pacific Corp.	8,863,729

		20,930,745

Health Care Equipment & Supplies (2.9%):
123,816	Abbott Laboratories	13,498,420
5,068	Align Technology, Inc.*	1,792,247
35,365	Baxter International, Inc.	1,611,229
20,296	Becton Dickinson & Co.	5,358,347
102,187	Boston Scientific Corp.*	5,527,295
3,615	Cooper Cos., Inc. (The)	1,386,099
15,100	DENTSPLY SIRONA, Inc.	604,302
27,657	Dexcom, Inc.*	3,554,201
42,885	Edwards Lifesciences Corp.*	4,045,342
25,998	GE HealthCare Technologies, Inc.	2,112,078
17,213	Hologic, Inc.*	1,393,737
5,856	IDEXX Laboratories, Inc.*	2,941,059
5,053	Insulet Corp.*	1,456,982
25,053	Intuitive Surgical, Inc.*	8,566,623
94,459	Medtronic plc	8,321,838
10,542	ResMed, Inc.	2,303,427
7,052	STERIS plc	1,586,559
24,114	Stryker Corp.	7,356,940
3,465	Teleflex, Inc.	838,634
14,961	Zimmer Biomet Holdings, Inc.	2,178,322

		76,433,681

Health Care Providers & Services (2.9%):
11,512	AmerisourceBergen Corp.	2,215,254
18,506	Cardinal Health, Inc.	1,750,112
38,647	Centene Corp.*	2,606,740

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
21,046	Cigna Group (The)	$5,905,508
91,660	CVS Health Corp.	6,336,456
3,967	DaVita, Inc.*	398,565
16,899	Elevance Health, Inc.	7,508,057
14,624	HCA Healthcare, Inc.	4,438,092
9,742	Henry Schein, Inc.*	790,076
8,940	Humana, Inc.	3,997,342
6,446	Laboratory Corp. of America Holdings	1,555,613
9,669	McKesson Corp.	4,131,660
4,027	Molina Healthcare, Inc.*	1,213,093
7,769	Quest Diagnostics, Inc.	1,092,011
66,291	UnitedHealth Group, Inc.	31,862,106
4,596	Universal Health Services, Inc., Class B	725,111

		76,525,796

Health Care REITs (0.2%):
38,295	Healthpeak Properties, Inc.	769,730
28,975	Ventas, Inc.	1,369,648
34,884	Welltower, Inc.	2,821,767

		4,961,145

Hotel & Resort REITs (0.0%†):
50,849	Host Hotels & Resorts, Inc.	855,789

Hotels, Restaurants & Leisure (2.0%):
2,635	Booking Holdings, Inc.*	7,115,370
15,520	Caesars Entertainment, Inc.*	791,054
70,200	Carnival Corp., Class A*	1,321,866
1,965	Chipotle Mexican Grill, Inc.*	4,203,135
8,394	Darden Restaurants, Inc.	1,402,470
2,600	Domino’s Pizza, Inc.	876,174
10,263	Expedia Group, Inc.*	1,122,670
19,105	Hilton Worldwide Holdings, Inc.	2,780,733
23,032	Las Vegas Sands Corp.*	1,335,856
18,171	Marriott International, Inc., Class A	3,337,831
51,984	McDonald’s Corp.	15,512,545
20,958	MGM Resorts International	920,475
31,090	Norwegian Cruise Line Holdings, Ltd.*	676,829
15,951	Royal Caribbean Cruises, Ltd.*	1,654,757
81,599	Starbucks Corp.	8,083,197
7,000	Wynn Resorts, Ltd.	739,270
19,859	Yum! Brands, Inc.	2,751,464

		54,625,696

Household Durables (0.4%):
21,847	DR Horton, Inc.	2,658,562
11,032	Garmin, Ltd.	1,150,527
46	Garmin, Ltd.	4,797
18,112	Lennar Corp., Class A	2,269,615
3,740	Mohawk Industries, Inc.*	385,818
27,332	Newell Brands, Inc.	237,788
222	NVR, Inc.*	1,409,838
15,935	PulteGroup, Inc.	1,237,831
4,058	Whirlpool Corp.	603,790

		9,958,566

Household Products (1.4%):
17,075	Church & Dwight Co., Inc.	1,711,427
8,999	Clorox Co. (The)	1,431,201
58,828	Colgate-Palmolive Co.	4,532,109
24,181	Kimberly-Clark Corp.	3,338,429

See accompanying notes to the financial statements.

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Household Products, continued
167,821	Procter & Gamble Co. (The)	$25,465,159

		36,478,325

Independent Power and Renewable Electricity Producers (0.0%†):
45,957	AES Corp. (The)	952,689

Industrial Conglomerates (0.8%):
39,301	3M Co.	3,933,637
77,210	General Electric Co.	8,481,519
47,241	Honeywell International, Inc.	9,802,507

		22,217,663

Industrial REITs (0.3%):
65,519	Prologis, Inc.	8,034,595

Insurance (2.1%):
39,671	Aflac, Inc.	2,769,036
18,921	Allstate Corp. (The)	2,063,146
50,847	American International Group, Inc.	2,925,736
14,639	Aon plc, Class A	5,053,383
27,323	Arch Capital Group, Ltd.*	2,045,126
15,049	Arthur J. Gallagher & Co.	3,304,309
3,573	Assurant, Inc.	449,198
16,385	Brown & Brown, Inc.	1,127,943
29,282	Chubb, Ltd.	5,638,542
10,766	Cincinnati Financial Corp.	1,047,747
2,829	Everest Re Group, Ltd.	967,122
6,244	Globe Life, Inc.	684,467
22,148	Hartford Financial Services Group, Inc. (The)	1,595,099
12,289	Lincoln National Corp.	316,565
12,793	Loews Corp.	759,648
35,341	Marsh & McLennan Cos., Inc.	6,646,935
46,228	MetLife, Inc.	2,613,269
16,348	Principal Financial Group, Inc.	1,239,832
41,937	Progressive Corp. (The)	5,551,201
26,371	Prudential Financial, Inc.	2,326,450
16,642	Travelers Cos., Inc. (The)	2,890,050
13,823	W R Berkley Corp.	823,298
7,647	Willis Towers Watson plc	1,800,868

		54,638,970

Interactive Media & Services (5.3%):
423,010	Alphabet, Inc., Class A*	50,634,297
363,869	Alphabet, Inc., Class C*	44,017,233
20,436	Match Group, Inc.*	855,246
157,509	Meta Platforms, Inc., Class A*	45,201,933

		140,708,709

IT Services (1.1%):
44,966	Accenture plc, Class A	13,875,608
10,939	Akamai Technologies, Inc.*	983,088
35,661	Cognizant Technology Solutions Corp., Class A	2,327,950
16,463	DXC Technology Co.*	439,891
4,150	EPAM Systems, Inc.*	932,713
5,624	Gartner, Inc.*	1,970,143
64,655	International Business Machines Corp.	8,651,486
6,413	VeriSign, Inc.*	1,449,146

		30,630,025

Leisure Products (0.0%†):
9,779	Hasbro, Inc.	633,386

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (1.6%):
20,858	Agilent Technologies, Inc.	$2,508,175
1,594	Bio-Rad Laboratories, Inc., Class A*	604,317
11,348	Bio-Techne Corp.	926,337
3,472	Charles River Laboratories International, Inc.*	729,988
47,445	Danaher Corp.	11,386,800
11,319	Illumina, Inc.*	2,122,199
13,108	IQVIA Holdings, Inc.*	2,946,285
1,541	Mettler-Toledo International, Inc.*	2,021,237
8,742	Revvity, Inc.	1,038,462
27,464	Thermo Fisher Scientific, Inc.	14,329,342
4,115	Waters Corp.*	1,096,812
5,239	West Pharmaceutical Services, Inc.	2,003,761

		41,713,715

Machinery (1.8%):
36,858	Caterpillar, Inc.	9,068,911
10,121	Cummins, Inc.	2,481,264
19,246	Deere & Co.	7,798,287
9,804	Dover Corp.	1,447,561
24,837	Fortive Corp.	1,857,062
5,404	IDEX Corp.	1,163,265
19,755	Illinois Tool Works, Inc.	4,941,911
28,450	Ingersoll Rand, Inc.	1,859,492
3,692	Nordson Corp.	916,281
29,112	Otis Worldwide Corp.	2,591,259
36,871	PACCAR, Inc.	3,084,259
9,146	Parker-Hannifin Corp.	3,567,306
11,187	Pentair PLC	722,680
3,822	Snap-on, Inc.	1,101,462
10,790	Stanley Black & Decker, Inc.	1,011,131
13,151	Westinghouse Air Brake Technologies Corp.	1,442,270
17,380	Xylem, Inc.	1,957,336

		47,011,737

Media (0.7%):
7,340	Charter Communications, Inc., Class A*	2,696,496
296,156	Comcast Corp., Class A	12,305,282
18,455	Fox Corp., Class A	627,470
8,579	Fox Corp., Class B	273,584
26,581	Interpublic Group of Cos., Inc. (The)	1,025,495
27,741	News Corp., Class A	540,950
6,960	News Corp., Class B	137,251
14,285	Omnicom Group, Inc.	1,359,218
38,384	Paramount Global, Class B	610,689

		19,576,435

Metals & Mining (0.4%):
101,287	Freeport-McMoRan, Inc.	4,051,480
57,406	Newmont Corp.	2,448,940
18,115	Nucor Corp.	2,970,498
11,540	Steel Dynamics, Inc.	1,257,052

		10,727,970

Multi-Utilities (0.7%):
19,046	Ameren Corp.	1,555,487
45,680	CenterPoint Energy, Inc.	1,331,572
21,169	CMS Energy Corp.	1,243,679
24,674	Consolidated Edison, Inc.	2,230,530
59,611	Dominion Energy, Inc.	3,087,254
14,215	DTE Energy Co.	1,563,934
29,877	NiSource, Inc.	817,136
35,707	Public Service Enterprise Group, Inc.	2,235,615

See accompanying notes to the financial statements.

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
22,555	Sempra Energy	$3,283,782
22,493	WEC Energy Group, Inc.	1,984,782

		19,333,771

Office REITs (0.1%):
11,439	Alexandria Real Estate Equities, Inc.	1,298,212
10,624	Boston Properties, Inc.	611,836

		1,910,048

Oil, Gas & Consumable Fuels (3.7%):
21,838	APA Corp.	746,204
124,082	Chevron Corp.	19,524,303
86,549	ConocoPhillips	8,967,342
54,450	Coterra Energy, Inc.	1,377,585
45,406	Devon Energy Corp.	2,194,926
12,930	Diamondback Energy, Inc.	1,698,485
41,605	EOG Resources, Inc.	4,761,276
26,270	EQT Corp.	1,080,485
287,869	Exxon Mobil Corp.	30,873,950
19,551	Hess Corp.	2,657,958
142,357	Kinder Morgan, Inc.	2,451,388
43,826	Marathon Oil Corp.	1,008,875
29,937	Marathon Petroleum Corp.	3,490,654
51,799	Occidental Petroleum Corp.	3,045,781
31,728	ONEOK, Inc.	1,958,252
32,981	Phillips 66	3,145,728
16,710	Pioneer Natural Resources Co.	3,461,978
16,266	Targa Resources Corp.	1,237,843
25,411	Valero Energy Corp.	2,980,710
85,646	Williams Cos., Inc. (The)	2,794,629

		99,458,352

Passenger Airlines (0.2%):
9,806	Alaska Air Group, Inc.*	521,483
44,330	American Airlines Group, Inc.*	795,280
45,197	Delta Air Lines, Inc.*	2,148,666
42,895	Southwest Airlines Co.	1,553,228
22,746	United Airlines Holdings, Inc.*	1,248,073

		6,266,730

Personal Care Products (0.1%):
16,662	Estee Lauder Cos., Inc. (The), Class A	3,272,084

Pharmaceuticals (4.1%):
149,152	Bristol-Myers Squibb Co.	9,538,270
11,963	Catalent, Inc.*	518,716
56,100	Eli Lilly & Co.	26,309,778
185,035	Johnson & Johnson	30,626,993
180,670	Merck & Co., Inc.	20,847,511
18,060	Organon & Co.	375,829
401,956	Pfizer, Inc.	14,743,746
82,581	Viatris, Inc.	824,158
32,884	Zoetis, Inc.	5,662,954

		109,447,955

Professional Services (0.9%):
29,257	Automatic Data Processing, Inc.	6,430,396
8,569	Broadridge Financial Solutions, Inc.	1,419,284
10,791	Ceridian HCM Holding, Inc.*	722,673
29,162	CoStar Group, Inc.*	2,595,418
8,683	Equifax, Inc.	2,043,110
5,364	Jack Henry & Associates, Inc.	897,558
9,360	Jacobs Solutions, Inc.	1,112,810

Shares		Value
Common Stocks, continued
Professional Services, continued
9,715	Leidos Holdings, Inc.	$859,583
23,134	Paychex, Inc.	2,588,001
3,344	Paycom Software, Inc.	1,074,227
7,709	Robert Half International, Inc.	579,871
10,447	Verisk Analytics, Inc.	2,361,335

		22,684,266

Real Estate Management & Development (0.1%):
22,183	CBRE Group, Inc., Class A*	1,790,390

Residential REITs (0.3%):
10,285	AvalonBay Communities, Inc.	1,946,642
7,534	Camden Property Trust	820,227
24,006	Equity Residential	1,583,676
4,503	Essex Property Trust, Inc.	1,055,053
42,246	Invitation Homes, Inc.	1,453,262
8,347	Mid-America Apartment Communities, Inc.	1,267,575
22,165	UDR, Inc.	952,208

		9,078,643

Retail REITs (0.3%):
42,639	Kimco Realty Corp.	840,841
48,573	Realty Income Corp.	2,904,180
10,700	Regency Centers Corp.	660,939
23,595	Simon Property Group, Inc.	2,724,750

		7,130,710

Semiconductors & Semiconductor Equipment (7.3%):
114,661	Advanced Micro Devices, Inc.*	13,061,035
35,817	Analog Devices, Inc.	6,977,510
60,450	Applied Materials, Inc.	8,737,443
29,686	Broadcom, Inc.	25,750,527
9,909	Enphase Energy, Inc.*	1,659,559
6,954	First Solar, Inc.*	1,321,886
296,983	Intel Corp.	9,931,112
9,683	KLA Corp.	4,696,449
9,597	Lam Research Corp.	6,169,528
39,221	Microchip Technology, Inc.	3,513,809
78,393	Micron Technology, Inc.	4,947,382
3,235	Monolithic Power Systems, Inc.	1,747,644
176,091	NVIDIA Corp.	74,490,015
18,534	NXP Semiconductors NV	3,793,539
30,407	ON Semiconductor Corp.*	2,875,894
7,243	Qorvo, Inc.*	739,003
79,185	QUALCOMM, Inc.	9,426,182
11,561	Skyworks Solutions, Inc.	1,279,687
4,020	SolarEdge Technologies, Inc.*	1,081,581
10,889	Teradyne, Inc.	1,212,272
64,616	Texas Instruments, Inc.	11,632,172

		195,044,229

Software (10.2%):
32,660	Adobe, Inc.*	15,970,413
6,186	ANSYS, Inc.*	2,043,050
15,374	Autodesk, Inc.*	3,145,674
19,269	Cadence Design Systems, Inc.*	4,518,966
1,821	Fair Isaac Corp.*	1,473,571
46,266	Fortinet, Inc.*	3,497,247
38,594	Gen Digital, Inc.	715,919
19,910	Intuit, Inc.	9,122,563
529,421	Microsoft Corp.	180,289,027
109,572	Oracle Corp.	13,048,930

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
21,523	Palo Alto Networks, Inc.*	$5,499,342
7,594	PTC, Inc.*	1,080,626
7,607	Roper Technologies, Inc.	3,657,446
69,708	Salesforce, Inc.*	14,726,512
14,460	ServiceNow, Inc.*	8,126,086
10,931	Synopsys, Inc.*	4,759,467
2,994	Tyler Technologies, Inc.*	1,246,911

		272,921,750

Specialized REITs (1.1%):
33,284	American Tower Corp.	6,455,099
30,557	Crown Castle, Inc.	3,481,665
20,513	Digital Realty Trust, Inc.	2,335,815
6,655	Equinix, Inc.	5,217,121
9,750	Extra Space Storage, Inc.	1,451,288
159	Gaming and Leisure Properties, Inc.	7,705
21,183	Iron Mountain, Inc.	1,203,618
11,296	Public Storage	3,297,076
7,604	SBA Communications Corp.	1,762,303
71,261	VICI Properties, Inc.	2,239,733
51,626	Weyerhaeuser Co.	1,729,987

		29,181,410

Specialty Retail (2.1%):
4,392	Advance Auto Parts, Inc.	308,758
1,327	AutoZone, Inc.*	3,308,689
16,221	Bath & Body Works, Inc.	608,287
13,640	Best Buy Co., Inc.	1,117,798
11,291	CarMax, Inc.*	945,057
72,104	Home Depot, Inc. (The)	22,398,387
42,309	Lowe’s Cos., Inc.	9,549,141
4,308	O’Reilly Automotive, Inc.*	4,115,432
24,393	Ross Stores, Inc.	2,735,187
81,916	TJX Cos., Inc. (The)	6,945,658
7,825	Tractor Supply Co.	1,730,107
3,594	Ulta Beauty, Inc.*	1,691,318

		55,453,819

Technology Hardware, Storage & Peripherals (7.9%):
1,052,718	Apple, Inc.	204,195,710

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
93,172	Hewlett Packard Enterprise Co.	$1,565,290
62,612	HP, Inc.	1,922,814
15,303	NetApp, Inc.	1,169,149
14,039	Seagate Technology Holdings plc	868,593
21,704	Western Digital Corp.*	823,233

		210,544,789

Textiles, Apparel & Luxury Goods (0.4%):
87,490	NIKE, Inc., Class B	9,656,271
2,861	Ralph Lauren Corp.	352,761
17,072	Tapestry, Inc.	730,682
24,457	VF Corp.	466,884

		11,206,598

Tobacco (0.6%):
126,722	Altria Group, Inc.	5,740,507
110,457	Philip Morris International, Inc.	10,782,812

		16,523,319

Trading Companies & Distributors (0.3%):
40,973	Fastenal Co.	2,416,997
4,899	United Rentals, Inc.	2,181,868
3,222	W.W. Grainger, Inc.	2,540,837

		7,139,702

Water Utilities (0.1%):
13,729	American Water Works Co., Inc.	1,959,815

Wireless Telecommunication Services (0.2%):
40,963	T-Mobile US, Inc.*	5,689,761

Total Common Stocks (Cost $895,834,674)		2,646,048,040

Unaffiliated Investment Company (0.1%):
Money Markets (0.1%):
1,979,799	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(a)	1,979,799

Total Unaffiliated Investment Company ( Cost $1,979,799)		1,979,799

Total Investment Securities (Cost $897,814,473) — 99.4%		2,648,027,839
Net other assets (liabilities) — 0.6%		16,010,166

Net Assets — 100.0%		$2,664,038,005

Percentages indicated are based on net assets as of June 30, 2023.

*	Non-income producing security.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	93	$20,870,363	$97,845

				$97,845

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$894,942,097
Investments in affiliates, at cost	2,872,376

Investments in non-affiliates, at value	$2,640,667,198
Investments in affiliates, at value	7,360,641
Deposit at broker for futures contracts collateral	1,053,000
Interest and dividends receivable	1,742,240
Foreign currency, at value (cost $82,805)	76,663
Receivable for investments sold	17,597,622
Receivable for variation margin on futures contracts	88,030
Reclaims receivable	44,805
Prepaid expenses	2,977

Total Assets	2,668,633,176

Liabilities:
Cash overdraft	21,585
Payable for investments purchased	815,000
Payable for capital shares redeemed	2,687,134
Management fees payable	367,944
Administration fees payable	54,295
Distribution fees payable	525,328
Custodian fees payable	6,933
Administrative and compliance services fees payable	3,876
Transfer agent fees payable	1,229
Trustee fees payable	18,121
Other accrued liabilities	93,726

Total Liabilities	4,595,171

Commitments and contingent liabilities^

Net Assets	$2,664,038,005

Net Assets Consist of:
Paid in capital	$805,150,734
Total distributable earnings	1,858,887,271

Net Assets	$2,664,038,005

Class 1
Net Assets	$78,559,130
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,931,697
Net Asset Value (offering and redemption price per share)	$19.98

Class 2
Net Assets	$2,585,478,875
Shares of beneficial interest (unlimited number of shares authorized, no par value)	130,927,445
Net Asset Value (offering and redemption price per share)	$19.75

^ See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from non-affiliates	$21,572,659
Dividends from affiliates	109,305
Interest	20,359
Income from securities lending	3,626
Foreign withholding tax	(7,919)

Total Investment Income	21,698,030

Expenses:
Management fees	2,154,506
Administration fees	258,424
Distribution fees - Class 2	3,075,866
Custodian fees	21,642
Administrative and compliance services fees	12,431
Transfer agent fees	5,732
Trustee fees	51,831
Professional fees	41,991
Licensing fees	184,279
Shareholder reports	20,412
Other expenses	24,467

Total expenses	5,851,581

Net Investment Income/(Loss)	15,846,449

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(4,708,922)
Net realized gains/(losses) on affiliated transactions	(206,921)
Net realized gains/(losses) on futures contracts	2,524,066
Change in net unrealized appreciation/depreciation on securities and foreign currencies	386,337,648
Change in net unrealized appreciation/depreciation on affiliated transactions	42,176
Change in net unrealized appreciation/depreciation on futures contracts	208,274

Net realized and Change in net unrealized gains/losses on investments	384,196,321

Change in Net Assets Resulting From Operations	$400,042,770

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$15,846,449	$30,676,173
Net realized gains/(losses) on investments	(2,391,777)	98,459,316
Change in unrealized appreciation/depreciation on investments	386,588,098	(720,535,095)

Change in net assets resulting from operations	400,042,770	(591,399,606)

Distributions to Shareholders:
Class 1	—	(10,776,208)
Class 2	—	(347,727,512)

Change in net assets resulting from distributions to shareholders	—	(358,503,720)

Capital Transactions:
Class 1
Proceeds from shares issued	571,029	78,441
Proceeds from dividends reinvested	—	10,776,208
Value of shares redeemed	(5,084,569)	(10,198,242)

Total Class 1 Shares	(4,513,540)	656,407

Class 2
Proceeds from shares issued	141,775,880	14,544,032
Proceeds from dividends reinvested	—	347,727,512
Value of shares redeemed	(276,295,957)	(343,033,400)

Total Class 2 Shares	(134,520,077)	19,238,144

Change in net assets resulting from capital transactions	(139,033,617)	19,894,551

Change in net assets	261,009,153	(930,008,775)
Net Assets:
Beginning of period	2,403,028,852	3,333,037,627

End of period	$2,664,038,005	$2,403,028,852

Share Transactions:
Class 1
Shares issued	32,085	3,882
Dividends reinvested	—	641,059
Shares redeemed	(278,568)	(490,267)

Total Class 1 Shares	(246,483)	154,674

Class 2
Shares issued	8,298,085	743,891
Dividends reinvested	—	20,897,086
Shares redeemed	(14,995,590)	(16,545,488)

Total Class 2 Shares	(6,697,505)	5,095,489

Change in shares	(6,943,988)	5,250,163

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$17.12		$24.64	$20.53	$18.39	$14.72	$16.25

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.28 (a)	0.26 (a)	0.28 (a)	0.31 (a)	0.29
Net Realized and Unrealized Gains/(Losses) on Investments	2.72		(4.84)	5.42	2.90	4.20	(0.96)

Total from Investment Activities	2.86		(4.56)	5.68	3.18	4.51	(0.67)

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.29)	(0.35)	(0.31)	(0.31)
Net Realized Gains	—		(2.67)	(1.28)	(0.69)	(0.53)	(0.55)

Total Dividends	—		(2.96)	(1.57)	(1.04)	(0.84)	(0.86)

Net Asset Value, End of Period	$19.98		$17.12	$24.64	$20.53	$18.39	$14.72

Total Return(b)	16.71	%(c)	(18.31)%	28.42%	17.82%	31.27%	(4.63)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$78,559		$71,530	$99,137	$86,300	$70,738	$62,599
Net Investment Income/(Loss)(d)	1.49%		1.37%	1.15%	1.53%	1.81%	1.74%
Expenses Before Reductions(d)(e)	0.22%		0.22%	0.24%	0.25%	0.24%	0.23%
Expenses Net of Reductions(d)	0.22%		0.22%	0.24%	0.25%	0.24%	0.23%
Portfolio Turnover Rate(f)	6%		2%	17%	10%	3%	4%

Class 2
Net Asset Value, Beginning of Period	$16.94		$24.40	$20.35	$18.24	$14.61	$16.13

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.23 (a)	0.20 (a)	0.24 (a)	0.26 (a)	0.25
Net Realized and Unrealized Gains/(Losses) on Investments	2.70		(4.79)	5.37	2.86	4.17	(0.95)

Total from Investment Activities	2.81		(4.56)	5.57	3.10	4.43	(0.70)

Distributions to Shareholders From:
Net Investment Income	—		(0.23)	(0.24)	(0.30)	(0.27)	(0.27)
Net Realized Gains	—		(2.67)	(1.28)	(0.69)	(0.53)	(0.55)

Total Dividends	—		(2.90)	(1.52)	(0.99)	(0.80)	(0.82)

Net Asset Value, End of Period	$19.75		$16.94	$24.40	$20.35	$18.24	$14.61

Total Return(b)	16.59	%(c)	(18.51)%	28.12%	17.50%	30.89%	(4.84)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,585,479		$2,331,499	$3,233,900	$2,751,399	$2,719,291	$2,370,547
Net Investment Income/(Loss)(d)	1.24%		1.12%	0.89%	1.31%	1.56%	1.49%
Expenses Before Reductions(d)(e)	0.47%		0.47%	0.49%	0.50%	0.49%	0.48%
Expenses Net of Reductions(d)	0.47%		0.47%	0.49%	0.50%	0.49%	0.48%
Portfolio Turnover Rate(f)	6%		2%	17%	10%	3%	4%

(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance

Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $359 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund did not have any securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $13.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$97,845	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$2,524,066	$208,273

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL S&P 500 Index Fund, Class 1	0.17%	0.46%
AZL S&P 500 Index Fund, Class 2	0.17%	0.71%

*	The annual rate due to the Subadviser from the Manager is 0.015%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

At June 30, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Capital Gains Distributions
BlackRock, Inc., Class A	$7,952,955	$402,475	$(830,044)	$(206,921)	$42,176	$7,360,641	10,650	$109,305	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$2,646,048,040	$—	$—	$2,646,048,040
Unaffiliated Investment Company	1,979,799	—	—	1,979,799

Total Investment Securities	2,648,027,839	—	—	2,648,027,839

Other Financial Instruments:*
Futures Contracts	97,845	—	—	97,845

Total Investments	$2,648,125,684	$—	$—	$2,648,125,684

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL S&P 500 Index Fund	$136,966,597	$261,041,909

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $1,068,661,040. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,383,592,688
Unrealized (depreciation)	(50,951,249)

Net unrealized appreciation/(depreciation)	$1,332,641,439

17

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL S&P 500 Index Fund	$31,749,280	$326,754,440	$358,503,720

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL S&P 500 Index Fund	$30,893,950	$95,314,860	$—	$1,332,635,691	$1,458,844,501

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

19

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each

Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 20

Statement Regarding the Trust’s Liquidity Risk Management Program Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,058.20	$1.63	0.32%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,057.70	$2.91	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.21	$1.61	0.32%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.97	$2.86	0.57%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Industrials	17.8%

Financials	15.6

Information Technology	14.1

Consumer Discretionary	13.5

Health Care	10.7

Real Estate	7.8

Materials	5.7

Consumer Staples	4.9

Energy	4.6

Communication Services	2.5

Utilities	2.0

Total Common Stocks	99.2

Short-Term Security Held as Collateral for Securities on Loan	1.4

Unaffiliated Investment Company	0.7

Total Investment Securities	101.3

Net other assets (liabilities)	(1.3)

Net Assets	100.0%

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (1.4%):
20,300	AAR Corp.*	$1,172,528
47,502	Aerojet Rocketdyne Holdings, Inc.*	2,606,435
15,579	AeroVironment, Inc.*	1,593,420
17,585	Kaman Corp., Class A	427,843
18,611	Moog, Inc., Class A	2,017,991
3,351	National Presto Industries, Inc.	245,293
41,406	Triumph Group, Inc.*	512,192

		8,575,702

Air Freight & Logistics (0.6%):
16,362	Forward Air Corp.	1,736,172
20,487	Hub Group, Inc., Class A*	1,645,516

		3,381,688

Automobile Components (1.7%):
72,682	American Axle & Manufacturing Holdings, Inc.*	601,080
80,841	Dana, Inc.	1,374,297
17,372	Dorman Products, Inc.	1,369,435
20,154	Gentherm, Inc.*	1,138,903
16,109	LCI Industries	2,035,533
13,322	Patrick Industries, Inc.	1,065,760
11,195	Standard Motor Products, Inc.	420,036
18,935	Winnebago Industries, Inc.	1,262,775
12,057	XPEL, Inc.*	1,015,441

		10,283,260

Banks (8.6%):
43,003	Ameris Bancorp	1,471,133
42,697	Atlantic Union Bankshares Corp.	1,107,987
33,873	Axos Financial, Inc.*	1,335,951
37,053	Banc of California, Inc.	429,074
11,794	BancFirst Corp.	1,085,048
34,843	Bancorp, Inc. (The)*	1,137,624
26,096	Bank of Hawaii Corp.^	1,075,938
50,146	BankUnited, Inc.	1,080,646
22,757	Banner Corp.	993,798
30,027	Berkshire Hills Bancorp, Inc.	622,460
55,792	Brookline Bancorp, Inc.	487,622
84,854	Capitol Federal Financial, Inc.	523,549
18,225	Central Pacific Financial Corp.	286,315
9,621	City Holding Co.	865,794
35,117	Community Bank System, Inc.	1,646,285
19,014	Customers Bancorp, Inc.*	575,364
87,303	CVB Financial Corp.	1,159,384
22,014	Dime Community Bancshares, Inc.	388,107
21,238	Eagle Bancorp, Inc.	449,396
24,776	FB Financial Corp.	694,967
118,651	First BanCorp/Puerto Rico	1,449,915
27,593	First Bancorp/Southern Pines NC	820,892
64,118	First Commonwealth Financial Corp.	811,093
63,084	First Financial Bancorp	1,289,437
83,828	First Hawaiian, Inc.	1,509,742
46,215	Fulton Financial Corp.	550,883
20,567	Hanmi Financial Corp.	307,065
23,125	Heritage Financial Corp.	373,931
30,605	Hilltop Holdings, Inc.	962,833
80,256	Hope Bancorp, Inc.	675,756
29,159	Independent Bank Corp.	1,297,867
24,070	Independent Bank Group, Inc.	831,137
16,448	Lakeland Financial Corp.	798,057

Shares		Value
Common Stocks, continued
Banks, continued
24,904	National Bank Holdings Corp., Class A	$723,212
28,446	NBT Bancorp, Inc.	906,005
27,305	Northfield Bancorp, Inc.	299,809
84,859	Northwest Bancshares, Inc.	899,505
31,337	OFG Bancorp	817,269
63,542	Pacific Premier Bancorp, Inc.	1,314,049
76,335	PacWest Bancorp^	622,130
9,604	Park National Corp.	982,681
17,414	Pathward Financial, Inc.	807,313
7,851	Preferred Bank	431,727
49,893	Provident Financial Services, Inc.	815,252
37,348	Renasant Corp.	975,903
25,848	S&T Bancorp, Inc.	702,807
54,864	Seacoast Banking Corp of Florida	1,212,494
32,000	ServisFirst Bancshares, Inc.	1,309,440
83,969	Simmons First National Corp., Class A	1,448,465
19,996	Southside Bancshares, Inc.	523,095
29,008	Stellar Bancorp, Inc.	663,993
8,561	Tompkins Financial Corp.	476,848
14,106	Triumph Financial, Inc.*	856,516
12,378	TrustCo. Bank Corp.	354,135
40,459	Trustmark Corp.	854,494
73,322	United Community Banks, Inc.	1,832,317
36,598	Veritex Holdings, Inc.	656,202
38,014	Washington Federal, Inc.	1,008,131
17,654	Westamerica BanCorp	676,148
40,432	WSFS Financial Corp.	1,525,095

		52,790,085

Beverages (0.3%):
9,083	MGP Ingredients, Inc.	965,341
14,684	National Beverage Corp.*	709,972

		1,675,313

Biotechnology (2.0%):
8,955	Anika Therapeutics, Inc.*	232,651
32,882	Arcus Biosciences, Inc.*	667,833
38,662	Avid Bioservices, Inc.*	540,108
60,057	Catalyst Pharmaceuticals, Inc.*	807,166
40,912	Coherus Biosciences, Inc.*	174,694
59,684	Cytokinetics, Inc.*	1,946,892
74,918	Dynavax Technologies Corp.*	967,941
27,506	Emergent BioSolutions, Inc.*	202,169
12,444	Enanta Pharmaceuticals, Inc.*	266,302
84,359	Ironwood Pharmaceuticals, Inc.*	897,580
15,862	iTeos Therapeutics, Inc.*	210,013
51,096	Myriad Genetics, Inc.*	1,184,405
23,783	REGENXBIO, Inc.*	475,422
25,740	uniQure NV*	294,980
35,360	Vanda Pharmaceuticals, Inc.*	233,022
29,697	Vericel Corp.*	1,115,716
48,633	Vir Biotechnology, Inc.*	1,192,968
37,451	Xencor, Inc.*	935,152

		12,345,014

Building Products (1.9%):
26,521	AAON, Inc.	2,514,456
10,344	American Woodmark Corp.*	789,971
13,263	Apogee Enterprises, Inc.	629,595
14,448	AZZ, Inc.	627,910

See accompanying notes to the financial statements.

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
18,346	Gibraltar Industries, Inc.*	$1,154,330
29,492	Griffon Corp.	1,188,528
11,788	Insteel Industries, Inc.	366,843
80,138	Masterbrand, Inc.*	932,005
35,604	PGT Innovations, Inc.*	1,037,857
20,678	Quanex Building Products Corp.	555,204
92,540	Resideo Technologies, Inc.*	1,634,256

		11,430,955

Capital Markets (1.1%):
11,773	Artisan Partners Asset Management, Inc., Class A	462,797
26,018	Avantax, Inc.*	582,283
10,694	B Riley Financial, Inc.^	491,710
29,713	Brightsphere Investment Group, Inc.	622,487
15,583	Donnelley Financial Solutions, Inc.*	709,494
9,827	Moelis & Co., Class A^	445,556
9,822	Piper Sandler Cos.	1,269,592
11,473	StoneX Group, Inc.*	953,177
4,676	Virtus Investment Partners, Inc.	923,370
71,017	WisdomTree, Inc.	487,176

		6,947,642

Chemicals (2.9%):
17,525	AdvanSix, Inc.	613,025
16,086	American Vanguard Corp.	287,457
20,087	Balchem Corp.	2,707,928
16,583	FutureFuel Corp.	146,760
11,745	Hawkins, Inc.	560,119
34,583	HB Fuller Co.	2,473,030
20,865	Ingevity Corp.*	1,213,508
15,833	Innospec, Inc.	1,590,267
12,633	Koppers Holdings, Inc.	430,785
112,023	Livent Corp.*	3,072,791
34,550	Mativ Holdings, Inc.	522,396
19,359	Minerals Technologies, Inc.	1,116,821
8,557	Quaker Chemical Corp.	1,667,759
13,155	Stepan Co.	1,257,092
23,405	Trinseo PLC	296,541

		17,956,279

Commercial Services & Supplies (2.0%):
42,517	ABM Industries, Inc.	1,813,350
28,441	Brady Corp., Class A	1,352,938
69,600	CoreCivic, Inc.*	654,936
30,334	Deluxe Corp.	530,238
49,038	Enviri Corp.*	484,005
77,340	GEO Group, Inc. (The)*	553,754
46,888	Healthcare Services Group, Inc.	700,038
30,211	HNI Corp.	851,346
37,945	Interface, Inc.	333,537
13,883	Liquidity Services, Inc.*	229,069
18,830	Matthews International Corp., Class A	802,535
47,570	MillerKnoll, Inc.	703,085
67,822	OPENLANE, Inc.*	1,032,251
101,264	Pitney Bowes, Inc.	358,475
9,525	UniFirst Corp.	1,476,470
13,241	Viad Corp.*	355,918

		12,231,945

Communications Equipment (1.6%):
45,100	ADTRAN Holdings, Inc.	474,903
7,846	Clearfield, Inc.*	371,508

Shares		Value
Common Stocks, continued
Communications Equipment, continued
21,831	Digi International, Inc.*	$859,923
81,432	Extreme Networks, Inc.*	2,121,304
69,264	Harmonic, Inc.*	1,119,999
17,061	NETGEAR, Inc.*	241,584
42,356	NetScout Systems, Inc.*	1,310,918
47,744	Viasat, Inc.*	1,969,917
137,485	Viavi Solutions, Inc.*	1,557,705

		10,027,761

Construction & Engineering (1.7%):
30,225	Arcosa, Inc.	2,290,148
22,286	Comfort Systems U.S.A., Inc.	3,659,361
18,315	Dycom Industries, Inc.*	2,081,500
27,170	Granite Construction, Inc.	1,080,823
10,200	MYR Group, Inc.*	1,411,068

		10,522,900

Consumer Finance (1.0%):
17,177	Bread Financial Holdings, Inc.	539,186
15,545	Encore Capital Group, Inc.*	755,798
20,508	Enova International, Inc.*	1,089,385
36,473	EZCORP, Inc., Class A*^	305,644
30,548	Green Dot Corp., Class A*	572,469
65,991	Navient Corp.	1,226,113
24,568	PRA Group, Inc.*	561,379
29,374	PROG Holdings, Inc.*	943,493
2,191	World Acceptance Corp.*	293,616

		6,287,083

Consumer Staples Distribution & Retail (0.6%):
19,647	Andersons, Inc. (The)	906,709
21,105	Chefs’ Warehouse, Inc. (The)*	754,715
15,300	PriceSmart, Inc.	1,133,118
21,480	SpartanNash Co.	483,515
36,683	United Natural Foods, Inc.*	717,152

		3,995,209

Containers & Packaging (0.4%):
23,066	Myers Industries, Inc.	448,172
98,120	O-I Glass, Inc.*	2,092,900

		2,541,072

Diversified Consumer Services (0.9%):
27,033	Adtalem Global Education, Inc.*	928,313
51,289	Frontdoor, Inc.*	1,636,119
53,293	Mister Car Wash, Inc.*	514,277
41,491	Perdoceo Education Corp.*	509,095
14,129	Strategic Education, Inc.	958,511
25,268	Stride, Inc.*	940,728

		5,487,043

Diversified REITs (0.8%):
49,921	Alexander & Baldwin, Inc.	927,532
33,450	American Assets Trust, Inc.	642,240
44,742	Armada Hoffler Properties, Inc.	522,587
96,082	Essential Properties Realty Trust, Inc.	2,261,770
68,851	Global Net Lease, Inc.	707,788

		5,061,917

Diversified Telecommunication Services (0.6%):
6,137	ATN International, Inc.	224,614
27,441	Cogent Communications Holdings, Inc.	1,846,505
47,411	Consolidated Communications Holdings, Inc.*	181,584

See accompanying notes to the financial statements.

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
583,003	Lumen Technologies, Inc.	$1,317,587

		3,570,290

Electric Utilities (0.3%):
26,074	Otter Tail Corp.	2,058,803

Electrical Equipment (0.5%):
11,161	Encore Wire Corp.	2,075,165
5,629	Powell Industries, Inc.	341,061
53,384	SunPower Corp.*^	523,163

		2,939,389

Electronic Equipment, Instruments & Components (4.3%):
23,492	Advanced Energy Industries, Inc.	2,618,183
57,001	Arlo Technologies, Inc.*	621,881
18,394	Badger Meter, Inc.	2,714,219
22,311	Benchmark Electronics, Inc.	576,293
18,969	CTS Corp.	808,649
16,901	ePlus, Inc.*	951,526
22,686	Fabrinet*	2,946,458
18,113	Insight Enterprises, Inc.*	2,650,656
28,445	Itron, Inc.*	2,050,885
54,951	Knowles Corp.*	992,415
21,905	Methode Electronics, Inc., Class A	734,256
9,492	OSI Systems, Inc.*	1,118,442
6,500	PC Connection, Inc.	293,150
17,197	Plexus Corp.*	1,689,433
11,555	Rogers Corp.*	1,871,101
36,527	Sanmina Corp.*	2,201,482
14,138	ScanSource, Inc.*	417,919
63,142	TTM Technologies, Inc.*	877,674

		26,134,622

Energy Equipment & Services (1.8%):
85,557	Archrock, Inc.	876,959
13,560	Bristow Group, Inc.*	389,579
29,243	Core Laboratories, Inc.	679,900
19,779	Dril-Quip, Inc.*	460,257
87,349	Helix Energy Solutions Group, Inc.*	644,636
66,259	Helmerich & Payne, Inc.	2,348,881
5,574	Nabors Industries, Ltd.*	518,549
92,048	NexTier Oilfield Solutions, Inc.*	822,909
62,483	Oceaneering International, Inc.*	1,168,432
39,038	Oil States International, Inc.*	291,614
131,743	Patterson-UTI Energy, Inc.	1,576,964
60,446	ProPetro Holding Corp.*	498,075
50,048	RPC, Inc.	357,843
47,743	US Silica Holdings, Inc.*	579,123

		11,213,721

Entertainment (0.2%):
67,711	Cinemark Holdings, Inc.*	1,117,231
14,619	Marcus Corp. (The)	216,800

		1,334,031

Financial Services (1.3%):
40,017	EVERTEC, Inc.	1,473,826
44,089	Mr Cooper Group, Inc.*	2,232,667
52,318	NMI Holdings, Inc., Class A*	1,350,851
126,472	Payoneer Global, Inc.*	608,330
22,142	Radian Group, Inc.	559,750

Shares		Value
Common Stocks, continued
Financial Services, continued
20,382	Walker & Dunlop, Inc.	$1,612,012

		7,837,436

Food Products (1.9%):
45,515	B&G Foods, Inc.^	633,569
10,948	Calavo Growers, Inc.	317,711
23,296	Cal-Maine Foods, Inc.	1,048,320
18,836	Fresh Del Monte Produce, Inc.	484,274
54,119	Hain Celestial Group, Inc. (The)*	677,029
82,552	Hostess Brands, Inc.*	2,090,217
9,434	J & J Snack Foods Corp.	1,493,968
5,497	John B Sanfilippo & Son, Inc.	644,633
2,471	Seneca Foods Corp., Class A*	80,752
52,577	Simply Good Foods Co. (The)*	1,923,792
11,433	Tootsie Roll Industries, Inc.	404,842
31,403	TreeHouse Foods, Inc.*	1,582,083

		11,381,190

Gas Utilities (0.4%):
10,930	Chesapeake Utilities Corp.	1,300,670
21,424	Northwest Natural Holding Co.	922,303

		2,222,973

Ground Transportation (0.7%):
14,827	ArcBest Corp.	1,464,908
23,294	Heartland Express, Inc.	382,255
34,893	Marten Transport, Ltd.	750,199
74,015	RXO, Inc.*	1,677,920

		4,275,282

Health Care Equipment & Supplies (2.8%):
24,298	AngioDynamics, Inc.*	253,428
25,502	Artivion, Inc.*	438,379
28,912	Avanos Medical, Inc.*	738,991
19,330	CONMED Corp.	2,626,754
35,427	Embecta Corp.	765,223
30,131	Glaukos Corp.*	2,145,629
20,941	Integer Holdings Corp.*	1,855,582
11,877	LeMaitre Vascular, Inc.	799,085
36,553	Merit Medical Systems, Inc.*	3,057,293
2,964	Mesa Laboratories, Inc.	380,874
32,543	NuVasive, Inc.*	1,353,463
44,501	OraSure Technologies, Inc.*	222,950
21,058	Orthofix Medical, Inc.*	380,307
39,929	Tandem Diabetes Care, Inc.*	979,858
4,214	UFP Technologies, Inc.*	816,884
24,741	Varex Imaging Corp.*	583,145
13,133	Zynex, Inc.*^	125,945

		17,523,790

Health Care Providers & Services (3.4%):
46,729	AdaptHealth Corp.*	568,692
9,842	Addus HomeCare Corp.*	912,353
21,408	Agiliti, Inc.*	353,232
24,767	AMN Healthcare Services, Inc.*	2,702,575
24,801	Apollo Medical Holdings, Inc.*	783,712
80,230	Community Health Systems, Inc.*	353,012
5,678	CorVel Corp.*	1,098,693
21,004	Cross Country Healthcare, Inc.*	589,792
30,690	Enhabit, Inc.*	352,935
34,845	Ensign Group, Inc. (The)	3,326,304
12,490	Fulgent Genetics, Inc.*	462,505

See accompanying notes to the financial statements.

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
7,547	ModivCare, Inc.*	$341,200
79,525	NeoGenomics, Inc.*	1,277,967
4,420	OmniAb Operations, Inc.*(a)(b)	—
4,420	OmniAb Operations, Inc.*(a)(b)	—
47,750	Owens & Minor, Inc.*	909,160
51,342	Pediatrix Medical Group, Inc.*	729,570
58,004	Privia Health Group, Inc.*	1,514,484
35,841	RadNet, Inc.*	1,169,133
66,291	Select Medical Holdings Corp.	2,112,031
8,976	US Physical Therapy, Inc.	1,089,597

		20,646,947

Health Care REITs (0.5%):
64,760	CareTrust REIT, Inc.	1,286,134
15,143	Community Healthcare Trust, Inc.	500,022
26,855	LTC Properties, Inc.	886,752
8,861	Universal Health Realty Income Trust	421,606

		3,094,514

Health Care Technology (0.9%):
65,858	Certara, Inc.*	1,199,274
7,617	Computer Programs and Systems, Inc.*	188,064
13,978	HealthStream, Inc.	343,299
31,999	NextGen Healthcare, Inc.*	519,024
33,679	Schrodinger, Inc.*	1,681,256
9,889	Simulations Plus, Inc.	428,490
68,953	Veradigm, Inc.*	868,808

		5,228,215

Hotel & Resort REITs (0.9%):
30,122	Chatham Lodging Trust	281,942
132,095	DiamondRock Hospitality Co.	1,058,081
69,830	Pebblebrook Hotel Trust^	973,430
103,864	Service Properties Trust	902,578
67,667	Summit Hotel Properties, Inc.	440,512
129,947	Sunstone Hotel Investors, Inc.	1,315,064
69,153	Xenia Hotels & Resorts, Inc.	851,273

		5,822,880

Hotels, Restaurants & Leisure (2.2%):
14,389	BJ’s Restaurants, Inc.*	457,570
55,619	Bloomin’ Brands, Inc.	1,495,595
27,345	Brinker International, Inc.*	1,000,827
29,773	Cheesecake Factory, Inc. (The)	1,029,550
11,307	Chuy’s Holdings, Inc.*	461,552
13,950	Cracker Barrel Old Country Store, Inc.	1,299,861
24,798	Dave & Buster’s Entertainment, Inc.*	1,104,999
9,951	Dine Brands Global, Inc.	577,457
10,072	El Pollo Loco Holdings, Inc.	88,331
13,758	Golden Entertainment, Inc.*	575,084
12,694	Jack in the Box, Inc.	1,238,046
8,049	Monarch Casino & Resort, Inc.	567,052
208,554	Sabre Corp.*	665,287
23,337	Shake Shack, Inc., Class A*	1,813,752
46,047	Six Flags Entertainment Corp.*	1,196,301

		13,571,264

Household Durables (3.1%):
4,858	Cavco Industries, Inc.*	1,433,110
17,438	Century Communities, Inc.	1,336,100
14,870	Ethan Allen Interiors, Inc.	420,524
16,419	Green Brick Partners, Inc.*	932,599

Shares		Value
Common Stocks, continued
Household Durables, continued
14,662	Installed Building Products, Inc.	$2,055,026
16,753	iRobot Corp.*	758,073
26,477	La-Z-Boy, Inc.	758,301
12,787	LGI Homes, Inc.*	1,724,838
16,456	M/I Homes, Inc.*	1,434,799
38,319	MDC Holdings, Inc.	1,792,180
22,827	Meritage Homes Corp.	3,247,597
79,191	Sonos, Inc.*	1,293,189
62,932	Tri Pointe Homes, Inc.*	2,067,945

		19,254,281

Household Products (0.4%):
6,360	Central Garden & Pet Co.*	246,577
24,008	Central Garden & Pet Co., Class A*	875,332
8,454	WD-40 Co.	1,594,847

		2,716,756

Industrial REITs (0.5%):
17,682	Innovative Industrial Properties, Inc.	1,290,963
190,156	LXP Industrial Trust	1,854,021

		3,144,984

Insurance (2.2%):
27,848	Ambac Financial Group, Inc.*	396,555
40,748	American Equity Investment Life Holding Co.	2,123,378
11,649	AMERISAFE, Inc.	621,125
38,486	Assured Guaranty, Ltd.	2,147,519
16,723	Employers Holdings, Inc.	625,607
306,399	Genworth Financial, Inc., Class A*	1,531,995
4,198	HCI Group, Inc.	259,352
25,828	Horace Mann Educators Corp.	766,058
22,584	James River Group Holdings, Ltd.	412,384
17,615	Mercury General Corp.	533,206
15,377	Palomar Holdings, Inc.*	892,481
32,766	ProAssurance Corp.	494,439
9,381	Safety Insurance Group, Inc.	672,805
51,851	SiriusPoint, Ltd.*	468,215
17,419	Stewart Information Services Corp.	716,618
21,976	Trupanion, Inc.*	432,488
13,250	United Fire Group, Inc.	300,245
17,153	Universal Insurance Holdings, Inc.	264,671

		13,659,141

Interactive Media & Services (0.7%):
55,588	Cargurus, Inc.*	1,257,956
37,995	Cars.com, Inc.*	753,061
31,372	QuinStreet, Inc.*	277,015
14,748	Shutterstock, Inc.	717,785
43,102	Yelp, Inc.*	1,569,344

		4,575,161

IT Services (0.3%):
21,960	Perficient, Inc.*	1,829,927

Leisure Products (0.3%):
11,025	Sturm Ruger & Co., Inc.	583,884
34,810	Vista Outdoor, Inc.*	963,193

		1,547,077

Life Sciences Tools & Services (0.1%):
21,518	BioLife Solutions, Inc.*	475,548
48,955	Cytek Biosciences, Inc.*	418,075

		893,623

See accompanying notes to the financial statements.

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery (5.5%):
81,799	3D Systems Corp.*	$812,264
6,117	Alamo Group, Inc.	1,124,977
19,541	Albany International Corp., Class A	1,822,785
13,789	Astec Industries, Inc.	626,572
30,993	Barnes Group, Inc.	1,307,595
12,744	CIRCOR International, Inc.*	719,399
35,022	Enerpac Tool Group Corp.	945,594
13,087	EnPro Industries, Inc.	1,747,507
15,760	ESCO Technologies, Inc.	1,633,209
38,140	Federal Signal Corp.	2,442,104
24,232	Franklin Electric Co., Inc.	2,493,473
19,909	Greenbrier Cos., Inc. (The)	858,078
43,869	Hillenbrand, Inc.	2,249,602
19,969	John Bean Technologies Corp.	2,422,240
51,348	Kennametal, Inc.	1,457,770
6,481	Lindsay Corp.	773,443
35,823	Mueller Industries, Inc.	3,126,631
16,187	Proto Labs, Inc.*	565,898
28,606	SPX Technologies, Inc.*	2,430,652
7,030	Standex International Corp.	994,534
11,037	Tennant Co.	895,211
31,969	Titan International, Inc.*	367,004
51,026	Trinity Industries, Inc.	1,311,878
29,277	Wabash National Corp.	750,662

		33,879,082

Marine Transportation (0.3%):
22,638	Matson, Inc.	1,759,652

Media (0.7%):
17,471	AMC Networks, Inc., Class A*	208,778
162,291	DISH Network Corp., Class A*	1,069,498
37,137	E.W. Scripps Co. (The), Class A*	339,804
27,538	John Wiley & Sons, Inc., Class A	937,118
18,184	Scholastic Corp.	707,176
16,126	TechTarget, Inc.*	502,002
19,398	Thryv Holdings, Inc.*	477,191

		4,241,567

Metals & Mining (2.1%):
62,385	Arconic Corp.*	1,845,348
81,025	ATI, Inc.*	3,583,736
30,718	Carpenter Technology Corp.	1,724,201
32,347	Century Aluminum Co.*	282,066
21,090	Compass Minerals International, Inc.	717,060
7,967	Haynes International, Inc.	404,883
10,089	Kaiser Aluminum Corp.	722,776
12,719	Materion Corp.	1,452,510
6,081	Olympic Steel, Inc.	297,969
50,518	SunCoke Energy, Inc.	397,577
24,392	TimkenSteel Corp.*	526,135
31,348	Warrior Met Coal, Inc.	1,221,005

		13,175,266

Mortgage Real Estate Investment Trusts (REITs) (1.4%):
84,827	Apollo Commercial Real Estate Finance, Inc.	960,242
63,912	Arbor Realty Trust, Inc.^	947,176
120,485	ARMOUR Residential REIT, Inc.^	642,185
37,331	Ellington Financial, Inc.^	515,168
50,851	Franklin BSP Realty Trust, Inc.	720,050
27,831	Invesco Mortgage Capital, Inc.	319,221
37,360	KKR Real Estate Finance Trust, Inc.	454,671

Shares		Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs), continued
59,136	New York Mortgage Trust, Inc.	$586,629
56,743	PennyMac Mortgage Investment Trust	764,896
101,574	Ready Capital Corp.	1,145,755
74,399	Redwood Trust, Inc.	473,921
64,894	Two Harbors Investment Corp.	900,729

		8,430,643

Multi-Utilities (0.4%):
48,037	Avista Corp.	1,886,413
8,978	Unitil Corp.	455,274

		2,341,687

Office REITs (0.9%):
114,177	Brandywine Realty Trust	530,923
61,490	Douglas Emmett, Inc.^	772,929
60,444	Easterly Government Properties, Inc.	876,438
83,400	Hudson Pacific Properties, Inc.	351,948
65,682	JBG SMITH Properties	987,857
31,710	Office Properties Income Trust	244,167
37,494	Orion Office REIT, Inc.	247,836
41,478	SL Green Realty Corp.	1,246,414

		5,258,512

Oil, Gas & Consumable Fuels (2.8%):
43,987	California Resources Corp.	1,992,171
31,415	Callon Petroleum Co.*	1,101,724
31,438	Civitas Resources, Inc.	2,180,854
57,396	Comstock Resources, Inc.	665,794
19,700	CONSOL Energy, Inc.	1,335,857
20,206	CVR Energy, Inc.	605,372
18,041	Dorian LPG, Ltd.	462,752
35,914	Green Plains, Inc.*	1,157,867
50,520	Northern Oil and Gas, Inc.	1,733,846
35,074	Par Pacific Holdings, Inc.*	933,319
9,218	REX American Resources Corp.*	320,879
76,762	SM Energy Co.	2,427,982
65,818	Talos Energy, Inc.*	912,896
11,365	Vital Energy, Inc.*	513,130
39,018	World Kinect Corp.	806,892

		17,151,335

Paper & Forest Products (0.2%):
10,127	Clearwater Paper Corp.*	317,178
26,483	Mercer International, Inc.	213,718
19,914	Sylvamo Corp.	805,521

		1,336,417

Passenger Airlines (0.5%):
9,916	Allegiant Travel Co.*	1,252,192
36,366	Hawaiian Holdings, Inc.*	391,662
28,218	SkyWest, Inc.*	1,149,037
23,058	Sun Country Airlines Holdings, Inc.*	518,344

		3,311,235

Personal Care Products (1.4%):
31,598	Edgewell Personal Care Co.	1,305,313
31,498	elf Beauty, Inc.*	3,598,017
11,223	Inter Parfums, Inc.	1,517,686
7,126	Medifast, Inc.	656,732
32,397	Nu Skin Enterprises, Inc., Class A	1,075,580
6,536	USANA Health Sciences, Inc.*	412,030

		8,565,358

See accompanying notes to the financial statements.

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals (1.5%):
23,396	Amphastar Pharmaceuticals, Inc.*	$1,344,568
8,464	ANI Pharmaceuticals, Inc.*	455,617
20,458	Collegium Pharmaceutical, Inc.*	439,642
55,908	Corcept Therapeutics, Inc.*	1,243,953
18,411	Harmony Biosciences Holdings, Inc.*	647,883
35,524	Innoviva, Inc.*	452,221
10,109	Ligand Pharmaceuticals, Inc.*	728,859
27,955	Pacira BioSciences, Inc.*	1,120,157
12,767	Phibro Animal Health Corp., Class A	174,908
30,756	Prestige Consumer Healthcare, Inc.*	1,827,829
33,449	Supernus Pharmaceuticals, Inc.*	1,005,477

		9,441,114

Professional Services (1.2%):
19,069	CSG Systems International, Inc.	1,005,699
7,087	Forrester Research, Inc.*	206,161
12,377	Heidrick & Struggles International, Inc.	327,619
20,692	Kelly Services, Inc., Class A	364,386
33,331	Korn Ferry	1,651,218
7,464	NV5 Global, Inc.*	826,787
20,264	Resources Connection, Inc.	318,348
19,052	TrueBlue, Inc.*	337,411
12,925	TTEC Holdings, Inc.	437,382
88,088	Verra Mobility Corp.*	1,737,095

		7,212,106

Real Estate Management & Development (0.8%):
69,458	Anywhere Real Estate, Inc.*	463,980
86,101	Cushman & Wakefield plc*	704,306
47,007	eXp World Holdings, Inc.^	953,302
78,201	Kennedy-Wilson Holdings, Inc.	1,277,022
15,051	Marcus & Millichap, Inc.	474,257
12,605	RE/MAX Holdings, Inc., Class A	242,772
21,387	St Joe Co. (The)	1,033,848

		5,149,487

Residential REITs (0.5%):
9,526	Centerspace	584,515
56,595	Elme Communities	930,422
14,239	NexPoint Residential Trust, Inc.	647,590
48,840	Veris Residential, Inc.*	783,882

		2,946,409

Retail REITs (2.1%):
62,645	Acadia Realty Trust	901,462
27,882	Getty Realty Corp.	942,969
133,353	Macerich Co. (The)	1,502,888
75,364	Phillips Edison & Co., Inc.	2,568,405
83,881	Retail Opportunity Investments Corp.	1,133,232
56,438	RPT Realty	589,777
9,903	Saul Centers, Inc.	364,728
119,929	SITE Centers Corp.	1,585,461
68,138	Tanger Factory Outlet Centers, Inc.	1,503,806
78,667	Urban Edge Properties	1,213,832
18,707	Urstadt Biddle Properties, Inc., Class A	397,711
33,732	Whitestone REIT	327,200

		13,031,471

Semiconductors & Semiconductor Equipment (4.7%):
14,037	Alpha & Omega Semiconductor, Ltd.*	460,414
20,449	Axcelis Technologies, Inc.*	3,748,915
13,505	CEVA, Inc.*	345,053

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
29,183	Cohu, Inc.*	$1,212,846
28,753	Diodes, Inc.*	2,659,365
48,195	FormFactor, Inc.*	1,649,233
17,679	Ichor Holdings, Ltd.*	662,963
36,508	Kulicke & Soffa Industries, Inc.	2,170,401
45,886	MaxLinear, Inc., Class A*	1,448,162
30,673	Onto Innovation, Inc.*	3,572,484
18,104	PDF Solutions, Inc.*	816,490
38,839	Photronics, Inc.*	1,001,658
67,846	Rambus, Inc.*	4,353,678
39,327	Semtech Corp.*	1,001,265
10,263	SiTime Corp.*	1,210,726
30,347	SMART Global Holdings, Inc.*	880,366
27,655	Ultra Clean Holdings, Inc.*	1,063,611
31,956	Veeco Instruments, Inc.*	820,630

		29,078,260

Software (3.0%):
70,071	8x8, Inc.*	296,400
40,922	A10 Networks, Inc.	597,052
67,107	Adeia, Inc.	738,848
12,358	Agilysys, Inc.*	848,253
31,733	Alarm.com Holdings, Inc.*	1,639,962
25,418	Cerence, Inc.*	742,968
10,938	Consensus Cloud Solutions, Inc.*	339,078
55,874	Digital Turbine, Inc.*	518,511
55,910	DoubleVerify Holdings, Inc.*	2,176,017
15,212	Ebix, Inc.	383,342
16,623	InterDigital, Inc.	1,604,951
40,335	LiveRamp Holdings, Inc.*	1,151,968
43,258	N-able, Inc.*	623,348
21,882	OneSpan, Inc.*	324,729
27,504	Progress Software Corp.	1,597,982
23,106	SPS Commerce, Inc.*	4,437,738
26,794	Xperi, Inc.*	352,341

		18,373,488

Specialized REITs (0.7%):
57,465	Four Corners Property Trust, Inc.	1,459,611
97,116	Outfront Media, Inc.	1,526,664
26,825	Safehold, Inc.	636,557
155,424	Uniti Group, Inc.	718,059

		4,340,891

Specialty Retail (4.3%):
20,307	Aaron’s Co., Inc. (The)	287,141
31,170	Abercrombie & Fitch Co., Class A*	1,174,486
47,852	Academy Sports & Outdoors, Inc.	2,586,401
114,753	American Eagle Outfitters, Inc.	1,354,085
3,481	America’s Car-Mart, Inc.*	347,334
13,431	Asbury Automotive Group, Inc.*	3,229,081
18,374	Boot Barn Holdings, Inc.*	1,556,094
19,071	Buckle, Inc. (The)	659,857
22,685	Caleres, Inc.	542,852
75,836	Chico’s FAS, Inc.*	405,723
32,783	Designer Brands, Inc., Class A^	331,108
8,934	Group 1 Automotive, Inc.	2,305,865
20,357	Guess?, Inc.	395,944
8,565	Haverty Furniture Cos., Inc.	258,834
7,634	Hibbett, Inc.	277,038
90,611	Leslie’s, Inc.*	850,837

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
13,109	MarineMax, Inc.*	$447,804
18,318	Monro, Inc.	744,260
48,632	National Vision Holdings, Inc.*	1,181,271
20,971	ODP Corp. (The)*	981,862
66,086	Sally Beauty Holdings, Inc.*	816,162
9,718	Shoe Carnival, Inc.	228,179
28,384	Signet Jewelers, Ltd.	1,852,340
13,418	Sleep Number Corp.*	366,043
9,927	Sonic Automotive, Inc., Class A	473,220
31,381	Upbound Group, Inc.	976,891
37,763	Urban Outfitters, Inc.*	1,251,088
47,991	Victoria’s Secret & Co.*	836,483

		26,718,283

Technology Hardware, Storage & Peripherals (0.2%):
20,888	Avid Technology, Inc.*	532,644
24,931	Corsair Gaming, Inc.*	442,276

		974,920

Textiles, Apparel & Luxury Goods (1.0%):
25,890	G-III Apparel Group, Ltd.*	498,900
223,978	Hanesbrands, Inc.	1,016,860
31,846	Kontoor Brands, Inc.	1,340,717
10,651	Movado Group, Inc.	285,767
9,076	Oxford Industries, Inc.	893,260
46,057	Steven Madden, Ltd.	1,505,603
49,555	Wolverine World Wide, Inc.	727,963

		6,269,070

Tobacco (0.3%):
15,479	Universal Corp.	773,021
86,009	Vector Group, Ltd.	1,101,776

		1,874,797

Trading Companies & Distributors (1.6%):
24,167	Applied Industrial Technologies, Inc.	3,500,106

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
24,788	Boise Cascade Co.	$2,239,596
8,785	DXP Enterprises, Inc.*	319,862
25,951	GMS, Inc.*	1,795,809
65,195	NOW, Inc.*	675,420
8,570	Veritiv Corp.	1,076,478

		9,607,271

Water Utilities (1.0%):
23,379	American States Water Co.	2,033,973
35,447	California Water Service Group	1,830,129
10,693	Middlesex Water Co.	862,497
16,524	SJW Group	1,158,498

		5,885,097

Wireless Telecommunication Services (0.3%):
41,637	Gogo, Inc.*	708,245
30,443	Shenandoah Telecommunications Co.	591,508
62,971	Telephone and Data Systems, Inc.	518,251

		1,818,004

Total Common Stocks (Cost $454,248,825)		610,188,587

Short-Term Security Held as Collateral for Securities on Loan (1.4%):
8,661,023	BlackRock Liquidity FedFund, Institutional Class, 3.57%(c)(d)	8,661,023

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $8,661,023)		8,661,023

Unaffiliated Investment Company (0.7%):
Money Markets (0.7%):
4,153,047	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(d)	4,153,047

Total Unaffiliated Investment Company (Cost $4,153,047)		4,153,047

Total Investment Securities (Cost $467,062,895) — 101.3%		623,002,657
Net other assets (liabilities) — (1.3)%		(8,042,906)

Net Assets — 100.0%		$614,959,751

Percentages indicated are based on net assets as of June 30, 2023.

REIT              -             Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $8,382,887.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.

(b)	Security was valued using significant unobservable inputs as of June 30, 2023.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.

(d)	The rate represents the effective yield at June 30, 2023.

Amounts shown as “—” are either $0 or round to less than $1.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index September Futures (U.S. Dollar)	9/15/23	52	$4,949,620	$1,794

				$1,794

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$467,062,895

Investment securities, at value(a)	$623,002,657
Deposit at broker for futures contracts collateral	325,600
Interest and dividends receivable	687,826
Receivable for variation margin on futures contracts	14,560
Prepaid expenses	1,621

Total Assets	624,032,264

Liabilities:
Payable for capital shares redeemed	137,923
Payable for collateral received on loaned securities	8,661,023
Management fees payable	128,634
Administration fees payable	11,900
Distribution fees payable	116,767
Custodian fees payable	2,346
Administrative and compliance services fees payable	445
Transfer agent fees payable	575
Trustee fees payable	2,144
Other accrued liabilities	10,756

Total Liabilities	9,072,513

Commitments and contingent liabilities^

Net Assets	$614,959,751

Net Assets Consist of:
Paid in capital	$429,213,074
Total distributable earnings	185,746,677

Net Assets	$614,959,751

Class 1
Net Assets	$34,356,642
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,494,262
Net Asset Value (offering and redemption price per share)	$7.64

Class 2
Net Assets	$580,603,109
Shares of beneficial interest (unlimited number of shares authorized, no par value)	48,038,799
Net Asset Value (offering and redemption price per share)	$12.09

(a)	Includes securities on loan of $8,382,887.

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends	$5,821,166
Interest	7,347
Income from securities lending	34,881
Foreign withholding tax	(4,931)

Total Investment Income	5,858,463

Expenses:
Management fees	793,671
Administration fees	82,762
Distribution fees - Class 2	720,313
Custodian fees	12,067
Administrative and compliance services fees	2,661
Transfer agent fees	4,412
Trustee fees	10,986
Professional fees	8,824
Licensing fees	40,263
Shareholder reports	7,308
Other expenses	6,200

Total expenses	1,689,467

Net Investment Income/(Loss)	4,168,996

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	1,398,259
Net realized gains/(losses) on futures contracts	(312,763)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	30,756,510
Change in net unrealized appreciation/depreciation on futures contracts	40,376

Net realized and Change in net unrealized gains/losses on investments	31,882,382

Change in Net Assets Resulting From Operations	$36,051,378

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,168,996	$5,910,356
Net realized gains/(losses) on investments	1,085,496	37,230,614
Change in unrealized appreciation/depreciation on investments	30,796,886	(183,110,645)

Change in net assets resulting from operations	36,051,378	(139,969,675)

Distributions to Shareholders:
Class 1	—	(9,156,857)
Class 2	—	(107,893,670)

Change in net assets resulting from distributions to shareholders	—	(117,050,527)

Capital Transactions:
Class 1
Proceeds from shares issued	58,384	47,960
Proceeds from dividends reinvested	—	9,156,857
Value of shares redeemed	(2,210,256)	(4,287,362)

Total Class 1 Shares	(2,151,872)	4,917,455

Class 2
Proceeds from shares issued	18,349,497	4,742,326
Proceeds from dividends reinvested	—	107,893,670
Value of shares redeemed	(57,515,577)	(111,921,820)

Total Class 2 Shares	(39,166,080)	714,176

Change in net assets resulting from capital transactions	(41,317,952)	5,631,631

Change in net assets	(5,266,574)	(251,388,571)
Net Assets:
Beginning of period	620,226,325	871,614,896

End of period	$614,959,751	$620,226,325

Share Transactions:
Class 1
Shares issued	8,027	5,161
Dividends reinvested	—	1,306,256
Shares redeemed	(296,429)	(458,726)

Total Class 1 Shares	(288,402)	852,691

Class 2
Shares issued	1,607,306	358,773
Dividends reinvested	—	9,720,151
Shares redeemed	(4,824,120)	(8,046,992)

Total Class 2 Shares	(3,216,814)	2,031,932

Change in shares	(3,505,216)	2,884,623

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Ended		December 31,	December 31,		December 31,	December 31,	December 31,
	June 30, 2023		2022	2021		2020	2019	2018
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$7.22		$11.75	$9.76		$9.65	$9.26	$11.68

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.10 (a)	0.11	(a)	0.09 (a)	0.12 (a)	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.36		(2.11)	2.44		0.80	1.78	(0.93)

Total from Investment Activities	0.42		(2.01)	2.55		0.89	1.90	(0.77)

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.14)		(0.17)	(0.17)	(0.18)
Net Realized Gains	—		(2.36)	(0.42)		(0.61)	(1.34)	(1.47)

Total Dividends	—		(2.52)	(0.56)		(0.78)	(1.51)	(1.65)

Net Asset Value, End of Period	$7.64		$7.22	$11.75		$9.76	$9.65	$9.26

Total Return(b)	5.82	%(c)	(16.45)%	26.37	%(c)	10.98%	22.42%	(8.59)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$34,357		$34,525	$46,174		$42,848	$44,098	$41,285
Net Investment Income/(Loss)(d)	1.60%		1.08%	0.95%		1.11%	1.21%	1.17%
Expenses Before Reductions(d)(e)	0.32%		0.32%	0.33%		0.34%	0.33%	0.33%
Expenses Net of Reductions(d)	0.32%		0.32%	0.33%		0.34%	0.33%	0.33%
Portfolio Turnover Rate(f)	15%		12%	20%		21%	14%	19%

Class 2
Net Asset Value, Beginning of Period	$11.43		$16.77	$13.74		$13.23	$12.17	$14.88

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.12 (a)	0.12	(a)	0.10 (a)	0.13 (a)	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	0.58		(2.98)	3.44		1.15	2.40	(1.25)

Total from Investment Activities	0.66		(2.86)	3.56		1.25	2.53	(1.10)

Distributions to Shareholders From:
Net Investment Income	—		(0.12)	(0.11)		(0.13)	(0.13)	(0.14)
Net Realized Gains	—		(2.36)	(0.42)		(0.61)	(1.34)	(1.47)

Total Dividends	—		(2.48)	(0.53)		(0.74)	(1.47)	(1.61)

Net Asset Value, End of Period	$12.09		$11.43	$16.77		$13.74	$13.23	$12.17

Total Return(b)	5.77	%(c)	(16.65)%	26.04%		10.71%	22.19%	(8.93)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$580,603		$585,701	$825,440		$771,671	$803,521	$713,258
Net Investment Income/(Loss)(d)	1.35%		0.82%	0.71%		0.86%	0.96%	0.93%
Expenses Before Reductions(d)(e)	0.57%		0.57%	0.58%		0.59%	0.58%	0.58%
Expenses Net of Reductions(d)	0.57%		0.57%	0.58%		0.59%	0.58%	0.58%
Portfolio Turnover Rate(f)	15%		12%	20%		21%	14%	19%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,509 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $8,661,023 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $4.9 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$1,794	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Equity Risk	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$(312,763)	$40,376

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Small Cap Stock Index Fund, Class 1	0.26%	0.46%

AZL Small Cap Stock Index Fund, Class 2	0.26%	0.71%

*	The annual rate due to the Subadviser from the Manager is 0.015%.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$610,188,587	$—	$—	#	$610,188,587
Short-Term Security Held as Collateral for Securities on Loan	8,661,023	—	—		8,661,023
Unaffiliated Investment Company	4,153,047	—	—		4,153,047

Total Investment Securities	623,002,657	—	—		623,002,657

Other Financial Instruments:*
Futures Contracts	1,794	—	—		1,794

Total Investments	$623,004,451	$—	$—		$623,004,451

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

17

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Small Cap Stock Index Fund	$76,981,821	$115,595,067

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $514,256,269. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$180,095,649
Unrealized (depreciation)	(71,684,832)

Net unrealized appreciation/(depreciation)	$108,410,817

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Small Cap Stock Index Fund	$20,947,176	$96,103,351	$117,050,527

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL Small Cap Stock Index Fund	$7,171,306	$34,113,176	$—	$108,410,817	$149,695,299

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

18

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

20

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,111.90	$5.13	0.98%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.93	$4.91	0.98%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	66.5%
Corporate Bonds	12.3
Bank Loans	8.4
U.S. Treasury Obligations	8.1
Unaffiliated Investment Company	6.7
Preferred Stocks	0.4
Yankee Debt Obligations	0.2
Short-Term Security Held as Collateral for Securities on Loan	0.2
Asset Backed Securities	0.1

Total Investment Securities	102.9
Net other assets (liabilities)	(2.9)

Net Assets	100.0%

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (66.5%):
Automobile Components (0.3%):
87,589	Mobileye Global, Inc., Class A*^	$3,365,169

Banks (0.9%):
82,416	PNC Financial Services Group, Inc. (The)	10,380,295

Beverages (0.6%):
217,637	Keurig Dr Pepper, Inc.	6,805,509

Biotechnology (1.9%):
84,173	AbbVie, Inc.	11,340,628
29,374	Biogen, Inc.*	8,367,184
7,928	Karuna Therapeutics, Inc.*	1,719,187

		21,426,999

Broadline Retail (2.8%):
243,507	Amazon.com, Inc.*	31,743,573

Capital Markets (3.6%):
3,336	CME Group, Inc.	618,127
21,900	Goldman Sachs Group, Inc. (The)	7,063,626
192,673	Intercontinental Exchange, Inc.	21,787,463
135,847	KKR & Co., Inc., Class A	7,607,432
7,983	S&P Global, Inc.	3,200,305

		40,276,953

Chemicals (0.9%):
26,483	Linde plc	10,092,142

Commercial Services & Supplies (1.8%):
825,132	Aurora Innovation, Inc.*	2,425,888
9,258	Republic Services, Inc.	1,418,048
113,303	Waste Connections, Inc.	16,194,398

		20,038,334

Electric Utilities (2.3%):
292,409	Exelon Corp.	11,912,742
222,151	Xcel Energy, Inc.	13,811,128

		25,723,870

Electrical Equipment (0.3%):
23,255	AMETEK, Inc.	3,764,519

Electronic Equipment, Instruments & Components (1.1%):
24,736	TE Connectivity, Ltd.	3,466,998
22,019	Teledyne Technologies, Inc.*	9,052,231

		12,519,229

Financial Services (2.3%):
34,200	Mastercard, Inc., Class A	13,450,860
49,100	Visa, Inc., Class A	11,660,268

		25,111,128

Health Care Equipment & Supplies (4.3%):
114,807	Baxter International, Inc.	5,230,607
86,761	Becton Dickinson & Co.	22,905,772
43,201	GE HealthCare Technologies, Inc.	3,509,649
16,400	Stryker Corp.	5,003,476
44,759	Teleflex, Inc.	10,833,021

		47,482,525

Health Care Providers & Services (2.8%):
642	Humana, Inc.	287,058
63,246	UnitedHealth Group, Inc.	30,398,557

		30,685,615

Hotels, Restaurants & Leisure (2.7%):
53,185	Hilton Worldwide Holdings, Inc.	7,741,077

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
22,800	Starbucks Corp.	$2,258,568
142,735	Yum! Brands, Inc.	19,775,934

		29,775,579

Industrial Conglomerates (0.5%):
53,894	General Electric Co.	5,920,256

Insurance (0.8%):
47,290	Marsh & McLennan Cos., Inc.	8,894,303

Interactive Media & Services (3.0%):
228,781	Alphabet, Inc., Class A*	27,385,086
21,786	Meta Platforms, Inc., Class A*	6,252,146

		33,637,232

Life Sciences Tools & Services (6.3%):
533,121	Avantor, Inc.*	10,950,305
101,835	Danaher Corp.	24,440,400
175,857	Revvity, Inc.	20,890,053
26,238	Thermo Fisher Scientific, Inc.	13,689,677

		69,970,435

Machinery (3.7%):
336,616	Fortive Corp.	25,168,778
237,574	Ingersoll Rand, Inc.	15,527,837

		40,696,615

Multi-Utilities (2.8%):
199,218	Ameren Corp.	16,270,134
156,193	CenterPoint Energy, Inc.	4,553,026
59,596	DTE Energy Co.	6,556,752
39,800	WEC Energy Group, Inc.	3,511,952

		30,891,864

Oil, Gas & Consumable Fuels (1.5%):
132,860	Canadian Natural Resources, Ltd.	7,474,704
76,300	Chesapeake Energy Corp.	6,384,784
27,653	EOG Resources, Inc.	3,164,609

		17,024,097

Pharmaceuticals (0.8%):
18,500	Eli Lilly & Co.	8,676,130

Professional Services (1.6%):
41,979	Equifax, Inc.	9,877,659
103,173	TransUnion	8,081,541

		17,959,200

Semiconductors & Semiconductor Equipment (4.2%):
30,400	Analog Devices, Inc.	5,922,224
35,800	NVIDIA Corp.	15,144,116
76,877	NXP Semiconductors NV	15,735,184
54,946	Texas Instruments, Inc.	9,891,379

		46,692,903

Software (9.2%):
99,997	Black Knight, Inc.*	5,972,821
18,545	Intuit, Inc.	8,497,133
184,116	Microsoft Corp.	62,698,863
4,526	PTC, Inc.*	644,050
31,721	Roper Technologies, Inc.	15,251,457
44,432	Salesforce, Inc.*	9,386,704

		102,451,028

See accompanying notes to the financial statements.

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (3.5%):
199,924	Apple, Inc.	$38,779,258

	Total Common Stocks (Cost $615,795,872)	740,784,760

Preferred Stocks (0.4%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	90,000

Electric Utilities (0.1%):
52,836	SCE Trust IV, Series J, 5.38%, 12/31/49	1,044,040

Multi-Utilities (0.3%):
64,008	CMS Energy Corp., 5.88%, 10/15/78	1,534,272
58,524	CMS Energy Corp., 5.88%, 3/1/79	1,425,059
15,421	NiSource, Inc., Series B, 6.50%, 11/21/19	388,455

		3,347,786

	Total Preferred Stocks (Cost $4,859,725)	4,481,826

Principal Amount
Asset Backed Securities (0.1%):
$815,798	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	754,188
624,038	Domino’s Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	548,578

	Total Asset Backed Securities (Cost $1,431,271)	1,302,766

Bank Loans (10.5%):
Airlines (0.2%):
1,687,846	SkyMiles IP Ltd. Initial Term Loan, 8.89% (Term SOFR+375bps ), 10/20/27	1,751,528

Building Products (0.5%):
2,006,371	Filtration Group Corporation 2021 Incremental Term Loan, 8.64% (Term SOFR+350bps ), 10/21/28	1,997,062
3,708,139	Filtration Group Corporation 2023 Extended Dollar Term Loan, 9.45% (Term SOFR+425bps ), 10/21/28	3,703,504
354,486	Filtration Group Corporation 2023 Extended Euro Term Loan, 7.67% (EURIBOR RFR+0bps ), 10/21/28	381,220

		6,081,786

Capital Markets (0.0%†):
445,848	Woof Holdings, Inc. Initial First Lien Term Loan, 8.89% (Term SOFR+375bps ), 12/21/27	435,816

Chemicals (0.7%):
4,331,743	USI, Inc. 2021 New Term Loan, 8.39% (Term SOFR+325bps ), 12/2/26	4,325,635
3,875,949	USI, Inc. 2022 New Term Loan, 8.89% (Term SOFR+375bps ), 11/22/29	3,866,259

		8,191,894

Consumer Discretionary Services (0.2%):
2,713,900	IRB Holding Corp. 2022 Replacement Term B Loan, 8.14% (Term SOFR+300bps ), 12/15/27	2,692,704

Diversified Consumer Services (0.3%):
2,605,476	Loire UK Midco 3 Limited Facility B, 8.14% (Term SOFR+300bps ), 4/21/27	2,517,542

Principal Amount		Value
Bank Loans, continued
Diversified Consumer Services, continued
$504,518	Loire UK Midco 3 Limited Facility B2, 8.64% (Term SOFR+350bps ), 4/21/27	$488,752

		3,006,294

Electric Utilities (0.6%):
4,555,037	Alliant Holdings I LLC TLB-4 New Term Loan, 8.56% (LIBOR+350bps ), 11/5/27	4,524,108
1,862,466	Alliant Holdings Intermediate, LLC TLB-5 New Term Loan, 0.00% (Term SOFR+350bps ), 11/5/27	1,849,280

		6,373,388

Electrical Equipment (0.0%†):
217,492	Quartz Acquireco LLC TL B 1L, 5.06% (LIBOR+0bps ), 4/13/30	217,220

Financial Services (2.3%):
1,486,459	Azalea TopCo, Inc. 2021 First Lien Term Loan, 8.89% (Term SOFR+375bps ), 7/24/26	1,434,894
836,420	Azalea TopCo, Inc. 2022 Incremental First Lien Term Loan, 8.89% (Term SOFR+375bps ), 7/24/26	811,327
4,770,078	Azalea TopCo, Inc. Initial First Lien Term Loan, 8.64% (Term SOFR+350bps ), 7/24/26	4,628,168
1,047,985	Hub International Limited 2022 Incremental Term Loan, 9.14% (Term SOFR+400bps ), 11/10/29	1,046,372
17,409,000	HUB International, Limited 2023 Refinancing Term Loan, 9.33%, 6/20/30	17,440,510
724,938	Trans Union LLC 2019 Replacement Term B-5 Loan, 6.91% (Term SOFR+175bps ), 11/16/26	722,321

		26,083,592

Health Care (0.0%†):
115,000	PetVet Care Centers, LLC Initial Second Lien Term Loan, 11.31% (LIBOR+625bps ), 2/13/26	104,650

Health Care Providers & Services (0.8%):
1,583,086	ADMI Corp. Amendment No. 4 Refinancing Term Loan, 8.51% (Term SOFR+337.5bps ), 12/23/27	1,486,122
2,960,436	ADMI Corp. Amendment No. 5 Incremental Term Loan, 8.89% (Term SOFR+375bps ), 12/23/27	2,759,363
715,086	ADMI Corp. Initial Term Loan, 8.14% (Term SOFR+300bps ), 4/30/25	685,145
3,832,129	Heartland Dental LLC 2023 New Term Loan, 10.16% (Term SOFR+500bps ), 4/28/28	3,691,605

		8,622,235

Hotels, Restaurants & Leisure (0.3%):
216,922	1011778 B.C. Unlimited Liability Company Term B-4 Loan, 6.91% (LIBOR+175bps), 11/19/26	215,204
2,870,704	Hilton Worldwide Refinanced Series B-2 Term Loan, 6.89% (Term SOFR+175bps ), 6/22/26	2,866,341

		3,081,545

insurance (0.1%):
1,082,264	BroadStreet Partners, Inc. Initial Term B Loan, 9.14% (Term SOFR+400bps ), 1/27/29	1,074,418

Insurance (0.5%):
108,270	AssuredPartners, Inc. 2021 Term Loan, 8.72% (Term SOFR+350bps ), 2/12/27	107,097
78,106	AssuredPartners, Inc. 2022 February Refinancing Term Loan, 8.78% (Term SOFR+350bps ), 2/12/27	77,390
212,342	AssuredPartners, Inc. 2022 Term Loan, 8.64% (Term SOFR+350bps ), 2/12/27	210,219

See accompanying notes to the financial statements.

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Insurance, continued
$45,787	BroadStreet Partners, Inc. Initial Term Loan, 7.89% (Term SOFR+275bps ), 1/27/27	$45,129
3,832,506	HIG Finance 2 Limited 2021 Dollar Refinancing Term Loan, 8.31% (LIBOR+325bps ), 11/12/27	3,804,835
1,120,466	Ryan Specialty Group, LLC Initial Term Loan, 8.14% (Term SOFR+300bps ), 9/1/27	1,118,012

		5,362,682

Life Sciences Tools & Services (0.1%):
1,395,182	Avantor Funding, Inc. 2021 Incremental B-5 Dollar Term Loan, 7.39% (Term SOFR+225bps ), 11/8/27	1,393,634

Media (0.2%):
813,493	Charter Communications Operating LLC Term B-2 Loan, 6.89% (Term SOFR+175bps ), 2/1/27	808,066
1,123,979	Charter Communications Operating, LLC Term B-1 Loan, 6.89% (Term SOFR+175bps ), 4/30/25	1,122,698

		1,930,764

Pharmaceuticals (0.3%):
2,864,688	Sunshine Luxembourg VII S.a r.l. Facility B3, 8.89% (Term SOFR+375bps ), 10/1/26	2,845,723

Software (2.1%):
1,355,949	Applied Systems, Inc. 2021 Second Lien Term Loan, 11.89% (Term SOFR+675bps ), 9/17/27	1,355,108
6,237,942	Applied Systems, Inc. 2026 First Lien Term Loan, 9.64% (Term SOFR+450bps ), 9/18/26	6,243,806
4,334,340	RealPage, Inc. Initial First Lien Term Loan, 8.06% (LIBOR+300bps ), 4/24/28	4,235,734
200,000	RealPage, Inc. Initial Second Lien Loan, 11.64% (Term SOFR+650bps ), 4/23/29	193,166
513,848	Sophia, L.P. 2022 Incremental First Lien Term B-1 Loan, 9.09% (SOFR+400bps ), 10/7/27	508,067
1,792,341	Sophia, L.P. First Lien Term Loan B, 8.56% (LIBOR+350bps ), 10/7/27	1,771,066
8,892,777	UKG Inc. 2021-2 Incremental First LienTerm Loan, 8.39% (Term SOFR+325bps ), 5/4/26	8,717,678

		23,024,625

Software & Tech Services (0.5%):
554,348	Athenahealth Group, Inc. Initial DDTL, 8.64% (Term SOFR+350bps ), 2/15/29+	532,867
4,512,481	Athenahealth Group, Inc. Initial Term Loan, 8.64% (Term SOFR+350bps ), 2/15/29	4,337,623
642,971	Storable, Inc. Initial First Lien Term Loan, 8.64% (Term SOFR+350bps ), 4/17/28	625,019

		5,495,509

Sovereign Bond (0.4%):
4,312,995	Mileage Plus Holdings LLC Initial Term Loan, 10.39% (Term SOFR+525bps ), 6/21/27	4,475,638

Specialty Retail (0.3%):
1,411,311	PetVet Care Centers, LLC 2018 First Lien Term Loan, 8.31% (LIBOR+325bps ), 2/14/25	1,368,972
1,684,555	PetVet Care Centers, LLC 2021 First Lien Replacement Term Loan, 8.56% (LIBOR+350bps ), 2/14/25	1,646,231
355,952	PetVet Care Centers, LLC Initial First Lien Term Loan, 7.81% (LIBOR+275bps ), 2/14/25	343,569

		3,358,772

Principal Amount		Value
Bank Loans, continued
Telecommunications (0.1%):
$1,691,107	SBA Senior Finance II LLC Initial Term Loan, 6.81% (LIBOR+175bps ), 4/11/25	$1,690,346

Total Bank Loans (Cost $117,602,372)		117,294,763

Corporate Bonds (10.2%):
Aerospace & Defense (0.2%):
76,000	Howmet Aerospace, Inc., 5.90%, 2/1/27	76,475
570,000	Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	496,612
250,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 8/7/23 @ 101.72	247,500
904,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 8/7/23 @ 101.56(a)	899,480
160,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/7/23 @ 100	157,400
976,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 8/7/23 @ 102.75	919,880

		2,797,347

Air Freight & Logistics (0.1%):
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,115,771

Automobile Components (0.2%):
467,000	Clarios Global LP, 6.75%, 5/15/25, Callable 8/8/23 @ 101.69(a)	466,416
643,000	Clarios Global LP/Clarios US Finance Co., 6.25%, 5/15/26, Callable 8/7/23 @ 101.56(a)	636,570
1,735,000	Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 8/7/23 @ 102.13(a)	1,739,338

		2,842,324

Building Products (0.2%):
1,506,898	Filtration Group Corporation, 7.09% (Term SOFR+350bps ), 10/21/28, Callable 8/6/23 @ 100	1,501,247
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	276,612

		1,777,859

Capital Markets (0.4%):
152,000	Intercontinental Exchange, Inc., 4.00%, 9/15/27, Callable 8/15/27 @ 100	147,877
893,000	MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24 @ 102(a)	802,584
1,543,000	MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @ 101.81(a)	1,323,122
1,010,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	872,388
932,000	MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @ 101.81(a)	787,540
601,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	478,546

		4,412,057

Containers & Packaging (0.1%):
1,225,000	Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103	1,212,750

Diversified Consumer Services (0.0%†):
605,000	Service Corp. International, 3.38%, 8/15/30, Callable 8/15/25 @ 101.69	503,663

See accompanying notes to the financial statements.

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified REITs (0.1%):
$1,165,000	SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	$987,338

Electric Utilities (0.6%):
1,819,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 8/7/23 @ 103.38(a)	1,709,860
385,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	355,162
3,812,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @ 103.38(a)	3,750,055
626,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(a)	550,098

		6,365,175

Electrical Equipment (0.2%):
1,006,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	892,825
403,000	Sensata Technologies BV, 5.88%, 9/1/30, Callable 9/1/25 @ 102.94(a)	388,895
290,000	Sensata Technologies, Inc., 4.38%, 2/15/30, Callable 11/15/29 @ 100(a)	257,375
743,000	Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	629,692

		2,168,787

Entertainment (0.0%†):
100,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24, Callable 8/7/23 @ 100(a)	98,500

Financial Services (1.2%):
510,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	459,638
876,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	785,115
11,629,000	HUB International, Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a)	11,992,406

		13,237,159

Health Care Equipment & Supplies (0.1%):
574,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	499,380
745,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 7/24/23 @ 102.31	702,163
130,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 8/7/23 @ 102.13(a)	118,950

		1,320,493

Health Care Providers & Services (0.5%):
1,775,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 8/7/23 @ 100(a)	1,606,375
1,068,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28, Callable 5/15/25 @ 105.25(a)	1,059,990
1,419,000	IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @ 100(a)	1,404,810
355,000	IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @ 103.25(a)	358,994

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$714,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 8/7/23 @ 102.5(a)	$730,065

		5,160,234

Hotels, Restaurants & Leisure (2.6%):
1,838,000	Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	1,672,580
1,301,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 5/1/25, Callable 8/7/23 @ 101.38(a)	1,289,616
2,088,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 4/15/27, Callable 8/7/23 @ 101.79	1,978,380
1,584,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	1,544,400
1,113,000	Hilton Domestic Operatin, 5.75%, 5/1/28, Callable 8/7/23 @ 102.88(a)	1,093,523
501,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 7/18/23 @ 101.34(a)	494,738
954,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29, Callable 5/1/24 @ 101.88(a)	843,098
750,000	Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	696,562
1,129,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	977,996
1,205,000	Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	1,004,669
349,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 7/24/23 @ 101.22	338,966
3,236,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 8/7/23 @ 101.58(a)	3,118,695
1,273,000	Life Time, Inc., 5.75%, 1/15/26, Callable 8/7/23 @ 102.88(a)	1,237,993
2,690,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 8/7/23 @ 101.83(a)	2,542,050
737,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 8/7/23 @ 101.75(a)	742,527
383,000	Vail Resorts, Inc., 6.25%, 5/15/25, Callable 8/7/23 @ 101.56(a)	382,042
989,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	923,479
933,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100^	804,712
2,045,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	1,845,613
2,237,000	Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27 @ 102.69	2,116,761
1,120,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,187,200
2,100,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,837,500

		28,673,100

Industrial Conglomerates (0.2%):
2,789,000	General Electric Co., Series D, 8.88% (US0003M+333 bps), Callable 9/15/23 @ 100	2,802,762

See accompanying notes to the financial statements.

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Insurance (1.0%):
$701,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(a)	$609,870
7,599,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/18/23 @ 100(a)	7,561,005
80,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	70,500
2,713,000	USI, Inc., 6.88%, 5/1/25, Callable 8/7/23 @ 100(a)	2,692,652

		10,934,027

IT Services (0.2%):
616,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	555,940
379,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	337,784
247,000	Gartner, Inc., 4.50%, 7/1/28, Callable 8/7/23 @ 102.25(a)	230,327
724,000	Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)	635,310
341,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	296,670

		2,056,031

Leisure Products (0.1%):
178,000	Mattel, Inc., 3.38%, 4/1/26, Callable 7/18/23 @ 101.69(a)	163,315
136,000	Mattel, Inc., 5.88%, 12/15/27, Callable 8/7/23 @ 104.41(a)	133,110
379,000	Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a)	332,099

		628,524

Life Sciences Tools & Services (0.6%):
2,585,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 8/7/23 @ 102.31(a)	2,394,356
2,321,000	Avantor Funding, Inc., 3.88%, 11/1/29, Callable 11/1/24 @ 101.94(a)	2,027,974
283,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 7/24/23 @ 102.13(a)	258,238
1,080,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	946,350
714,000	Charles River Laboratories International, Inc., 4.00%, 3/15/31, Callable 3/15/26 @ 102(a)	617,610
350,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 8/7/23 @ 101.25(a)	337,312
211,000	PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable 8/7/23 @ 101.44(a)	191,746

		6,773,586

Media (1.2%):
350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26, Callable 8/7/23 @ 100.92(a)	341,250
7,100,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 8/7/23 @ 101.71(a)	6,611,875
5,511,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 7/24/23 @ 102.5(a)	5,021,899
754,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 7/24/23 @ 101.88	686,140
124,000	Lamar Media Corp., 4.88%, 1/15/29, Callable 1/15/24 @ 102.44	115,475

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$120,000	Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	$101,100

		12,877,739

Passenger Airlines (0.1%):
1,186,934	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 8/7/23 @ 103.25(a)	1,189,902

Professional Services (0.1%):
228,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	204,060
457,000	Korn Ferry, 4.63%, 12/15/27, Callable 8/7/23 @ 102.31(a)	428,437

		632,497

Semiconductors & Semiconductor Equipment (0.0%†):
430,000	Entegris Escrow Corp., 4.75%, 4/15/29, Callable 1/15/29 @ 100(a)	396,675

Software (0.1%):
306,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	270,045
220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	194,425
60,000	Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 2/15/24 @ 101.5^	51,750
150,000	PTC, Inc., 4.00%, 2/15/28, Callable 8/7/23 @ 102(a)	138,375

		654,595

Specialized REITs (0.1%):
1,357,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 7/18/23 @ 101.94	1,245,047
63,000	SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	63,975

		1,309,022

Total Corporate Bonds (Cost $115,593,207)		112,927,917

Yankee Debt Obligations (0.2%):
Commercial Services & Supplies (0.1%):
478,000	GFL Environmental, Inc., 4.00%, 8/1/28, Callable 8/1/23 @ 102(a)	425,420
1,113,000	GFL Environmental, Inc., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	1,015,612
448,000	GFL Environmental, Inc., 4.38%, 8/15/29, Callable 8/15/24 @ 102.19(a)	398,720

		1,839,752

Electrical Equipment (0.1%):
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	258,050
565,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	550,169

		808,219

Total Yankee Debt Obligations (Cost $2,661,877)		2,647,971

U.S. Treasury Obligations (8.1%):
U.S. Treasury Notes (8.1%):
8,123,100	2.75%, 8/15/32	7,442,790
37,122,600	4.13%, 11/15/32	37,911,455
46,211,300	3.50%, 2/15/33	44,991,033

		90,345,278

Total U.S. Treasury Obligations (Cost $92,585,055)		90,345,278

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
$2,008,010	BlackRock Liquidity FedFund, Institutional Class, 3.57%(b)(c)	$2,008,010

	Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,008,010)	2,008,010

Unaffiliated Investment Company (6.7%):
Money Markets (6.7%):
74,164,494	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.96%(c)	74,164,494

	Total Unaffiliated Investment Company (Cost $74,164,494)	74,164,494

Shares	Value
Unaffiliated Investment Company, continued
Money Markets, continued
Total Investment Securities (Cost $1,026,701,883) — 102.9%	$1,145,957,785
Net other assets (liabilities) — (2.9)%	(32,729,672)

Net Assets — 100.0%	$1,113,228,113

LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate
US0003M	- 3 Month US Dollar LIBOR

Percentages indicated are based on net assets as of June 30, 2023.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $2,002,940.
†	Represents less than 0.05%.
+	This security, in part or entirely, represents an unfunded loan commitment.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2023.
(c)	The rate represents the effective yield at June 30, 2023.

Options Contracts

At June 30, 2023, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	JPMorgan Chase	Call	145.00 USD	1/19/24	7	$1,015	$(2,661)
Abbvie, Inc.	JPMorgan Chase	Call	150.00 USD	1/19/24	7	1,050	(1,764)
Abbvie, Inc.	Citigroup	Call	155.00 USD	1/19/24	94	14,570	(15,799)
Abbvie, Inc.	Citigroup	Call	160.00 USD	1/19/24	94	15,040	(10,577)
Abbvie, Inc.	Citigroup	Call	170.00 USD	1/19/24	120	20,400	(6,060)
Abbvie, Inc.	JPMorgan Chase	Call	175.00 USD	1/19/24	59	10,325	(1,998)
Abbvie, Inc.	JPMorgan Chase	Call	180.00 USD	1/19/24	90	16,200	(2,046)
Abbvie, Inc.	JPMorgan Chase	Call	185.00 USD	1/19/24	31	5,735	(472)
Abbvie, Inc.	JPMorgan Chase	Call	195.00 USD	1/19/24	31	6,045	(212)
Abbvie, Inc.	JPMorgan Chase	Call	200.00 USD	1/19/24	31	6,200	(143)
Alphabet, Inc.	Citigroup	Call	102.50 USD	1/19/24	78	7,995	(181,413)
Alphabet, Inc.	Wells Fargo	Call	120.00 USD	1/19/24	276	33,120	(310,746)
Alphabet, Inc.	Citigroup	Call	142.00 USD	1/19/24	142	20,164	(43,024)
Amazon Com, Inc.	Wells Fargo	Call	132.50 USD	1/19/24	212	28,090	(275,721)
Amazon.com, Inc.	Wells Fargo	Call	107.50 USD	1/19/24	91	9,783	(269,313)
Amazon.com, Inc.	Wells Fargo	Call	110.00 USD	1/19/24	181	19,910	(500,275)
Amazon.com, Inc.	Wells Fargo	Call	115.00 USD	1/19/24	351	40,365	(838,933)
Amazon.com, Inc.	Wells Fargo	Call	120.00 USD	1/19/24	91	10,920	(185,749)
Amazon.com, Inc.	Wells Fargo	Call	135.00 USD	1/19/24	152	20,520	(178,862)
Analog Devices, Inc.	UBS	Call	200.00 USD	1/19/24	37	7,400	(51,350)
Analog Devices, Inc.	UBS	Call	210.00 USD	1/19/24	7	1,470	(6,586)
Analog Devices, Inc.	UBS	Call	210.00 USD	6/21/24	7	1,470	(11,070)
Analog Devices, Inc.	UBS	Call	220.00 USD	6/21/24	7	1,540	(8,379)
Apple, Inc.	JPMorgan Chase	Call	145.00 USD	1/19/24	76	11,020	(409,603)
Apple, Inc.	JPMorgan Chase	Call	150.00 USD	1/19/24	151	22,650	(745,064)
Apple, Inc.	JPMorgan Chase	Call	155.00 USD	1/19/24	151	23,405	(677,648)
Apple, Inc.	JPMorgan Chase	Call	180.00 USD	1/19/24	219	39,420	(536,407)
Apple, Inc.	JPMorgan Chase	Call	195.00 USD	1/19/24	85	16,575	(122,464)

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Apple, Inc.	JPMorgan Chase	Call	200.00 USD	1/19/24	71	$14,200	$(81,941)
Apple, Inc.	JPMorgan Chase	Call	205.00 USD	1/19/24	14	2,870	(12,615)
Baxter International, Inc.	Citigroup	Call	50.00 USD	1/19/24	70	3,500	(14,512)
Becton Dickinson And Co.	Goldman Sachs	Call	270.00 USD	1/19/24	46	12,420	(60,371)
Becton Dickinson And Co.	Goldman Sachs	Call	280.00 USD	1/19/24	45	12,600	(36,334)
Becton Dickinson And Co.	Goldman Sachs	Call	290.00 USD	1/19/24	31	8,990	(14,350)
Becton Dickinson And Co.	Goldman Sachs	Call	300.00 USD	1/19/24	31	9,300	(8,210)
CME Group, Inc.	Wells Fargo	Call	190.00 USD	1/19/24	11	2,090	(8,862)
CME Group, Inc.	Wells Fargo	Call	200.00 USD	1/19/24	11	2,200	(4,740)
CME Group, Inc.	Wells Fargo	Call	210.00 USD	1/19/24	11	2,310	(2,519)
Danaher Corp.	JPMorgan Chase	Call	290.00 USD	1/19/24	76	22,040	(21,771)
Danaher Corp.	JPMorgan Chase	Call	300.00 USD	1/19/24	16	4,800	(3,015)
Danaher Corp.	JPMorgan Chase	Call	310.00 USD	1/19/24	16	4,960	(1,988)
Danaher Corp.	JPMorgan Chase	Call	320.00 USD	1/19/24	16	5,120	(1,312)
Equifax, Inc.	Citigroup	Call	220.00 USD	12/15/23	71	15,620	(203,901)
Equifax, Inc.	Citigroup	Call	230.00 USD	12/15/23	27	6,210	(59,943)
Equifax, Inc.	Citigroup	Call	240.00 USD	12/15/23	88	21,120	(145,066)
Equifax, Inc.	Citigroup	Call	230.00 USD	1/19/24	8	1,840	(19,331)
Equifax, Inc.	Citigroup	Call	240.00 USD	1/19/24	8	1,920	(14,744)
Exelon Corp.	JPMorgan Chase	Call	45.00 USD	1/19/24	428	19,260	(33,492)
Exelon Corp.	JPMorgan Chase	Call	47.00 USD	1/19/24	102	4,794	(4,556)
Exelon Corp.	JPMorgan Chase	Call	50.00 USD	1/19/24	117	5,850	(2,273)
Exelon Corp.	JPMorgan Chase	Call	47.00 USD	6/21/24	14	658	(1,621)
Fortive Corp.	Citigroup	Call	75.00 USD	12/15/23	14	1,050	(6,971)
Fortive Corp.	Citigroup	Call	80.00 USD	12/15/23	14	1,120	(3,534)
GE Healthcare Technology	Wells Fargo	Call	85.00 USD	1/19/24	28	2,380	(15,654)
GE Healthcare Technology	Wells Fargo	Call	90.00 USD	1/19/24	85	7,650	(29,691)
General Electric Co.	Wells Fargo	Call	90.00 USD	1/19/24	102	9,180	(248,065)
General Electric Co.	Wells Fargo	Call	95.00 USD	1/19/24	102	9,690	(207,546)
General Electric Co.	Wells Fargo	Call	110.00 USD	1/19/24	167	18,370	(169,670)
General Electric Co.	Wells Fargo	Call	115.00 USD	1/19/24	167	19,205	(124,831)
Hilton Worldwide Holdings	Wells Fargo	Call	140.00 USD	1/19/24	16	2,240	(25,213)
Hilton Worldwide Holdings	Wells Fargo	Call	145.00 USD	1/19/24	87	12,615	(109,692)
Hilton Worldwide Holdings	Wells Fargo	Call	150.00 USD	1/19/24	88	13,200	(86,123)
Hilton Worldwide Holdings	Wells Fargo	Call	155.00 USD	1/19/24	45	6,975	(33,121)
Hilton Worldwide Holdings	Wells Fargo	Call	160.00 USD	1/19/24	29	4,640	(15,628)
Ingersoll Rand, Inc.	Goldman Sachs	Call	60.00 USD	12/15/23	61	3,660	(54,927)
Ingersoll Rand, Inc.	Goldman Sachs	Call	75.00 USD	12/15/23	70	5,250	(12,021)
Intercontinental Exchange, Inc.	Citigroup	Call	110.00 USD	1/19/24	148	16,280	(139,498)
Intercontinental Exchange, Inc.	Citigroup	Call	115.00 USD	1/19/24	88	10,120	(54,935)
Intercontinental Exchange, Inc.	Citigroup	Call	120.00 USD	1/19/24	15	1,800	(5,602)
Intuit, Inc.	UBS	Call	480.00 USD	1/19/24	16	7,680	(57,019)
Keurig Dr Pepper, Inc.	Citigroup	Call	37.00 USD	1/19/24	80	2,960	(1,121)
Keurig Dr Pepper, Inc.	Citigroup	Call	40.00 USD	1/19/24	79	3,160	(252)
KKR Co., Inc.	UBS	Call	55.00 USD	1/19/24	147	8,085	(87,516)
Linde plc	Wells Fargo	Call	395.00 USD	1/19/24	8	3,160	(14,224)
Linde plc	Wells Fargo	Call	410.00 USD	1/19/24	8	3,280	(8,852)
Marsh McLennan Cos.	Goldman Sachs	Call	185.00 USD	7/21/23	47	8,695	(23,076)
Marsh McLennan Cos.	Goldman Sachs	Call	190.00 USD	7/21/23	47	8,930	(9,495)
Marsh McLennan Cos.	Goldman Sachs	Call	195.00 USD	7/21/23	47	9,165	(3,335)
Marsh McLennan Cos.	Goldman Sachs	Call	200.00 USD	7/21/23	47	9,400	(1,169)
Marsh McLennan Cos.	Goldman Sachs	Call	180.00 USD	1/19/24	59	10,620	(100,794)
Marsh McLennan Cos., Inc.	Goldman Sachs	Call	190.00 USD	1/19/24	66	12,540	(66,376)
Marsh McLennan Cos., Inc.	Goldman Sachs	Call	200.00 USD	1/19/24	8	1,600	(3,810)
Mastercard, Inc.	Goldman Sachs	Call	380.00 USD	1/19/24	31	11,780	(117,162)
Mastercard, Inc.	Goldman Sachs	Call	400.00 USD	1/19/24	82	32,800	(207,083)
Mastercard, Inc.	Goldman Sachs	Call	405.00 USD	1/19/24	8	3,240	(17,968)
Mastercard, Inc.	Goldman Sachs	Call	410.00 USD	1/19/24	44	18,040	(87,259)
Mastercard, Inc.	Goldman Sachs	Call	420.00 USD	1/19/24	38	15,960	(57,517)
Mastercard, Inc.	Goldman Sachs	Call	425.00 USD	1/19/24	8	3,400	(10,477)

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Mastercard, Inc.	Goldman Sachs	Call	430.00 USD	1/19/24	31	$13,330	$(34,955)
Meta Plateform, Inc.	Barclays Bank	Call	290.00 USD	1/19/24	71	20,590	(245,299)
Microsoft Corp.	UBS	Call	275.00 USD	1/19/24	53	14,575	(407,950)
Microsoft Corp.	UBS	Call	290.00 USD	1/19/24	53	15,370	(342,411)
Microsoft Corp.	JPMorgan Chase	Call	300.00 USD	1/19/24	223	66,900	(1,266,316)
Microsoft Corp.	UBS	Call	300.00 USD	1/19/24	53	15,900	(300,963)
Microsoft Corp.	UBS	Call	360.00 USD	1/19/24	29	10,440	(56,667)
Microsoft Corp.	UBS	Call	375.00 USD	1/19/24	29	10,875	(39,913)
New Linde plc	Wells Fargo	Call	390.00 USD	1/19/24	30	11,700	(61,367)
NXP Semiconductors NV	Wells Fargo	Call	170.00 USD	1/19/24	47	7,990	(205,121)
NXP Semiconductors NV	Wells Fargo	Call	180.00 USD	1/19/24	93	16,740	(337,497)
NXP Semiconductors NV	Wells Fargo	Call	185.00 USD	1/19/24	93	17,205	(305,413)
NXP Semiconductors NV	Wells Fargo	Call	190.00 USD	1/19/24	59	11,210	(174,359)
NXP Semiconductors NV	Wells Fargo	Call	195.00 USD	1/19/24	93	18,135	(245,831)
NXP Semiconductors NV	Wells Fargo	Call	200.00 USD	1/19/24	59	11,800	(138,601)
NXP Semiconductors NV	Wells Fargo	Call	210.00 USD	1/19/24	14	2,940	(25,475)
NXP Semiconductors NV	Wells Fargo	Call	220.00 USD	1/19/24	14	3,080	(19,265)
NXP Semiconductors NV	Wells Fargo	Call	220.00 USD	6/21/24	11	2,420	(24,326)
PerkinElmer, Inc.	Citigroup	Call	155.00 USD	9/15/23	39	6,045	(1,833)
PerkinElmer, Inc.	Citigroup	Call	165.00 USD	9/15/23	39	6,435	(1,218)
PerkinElmer, Inc.	Citigroup	Call	170.00 USD	9/15/23	39	6,630	(1,030)
PerkinElmer, Inc.	Citigroup	Call	175.00 USD	9/15/23	39	6,825	(885)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	170.00 USD	1/19/24	36	6,120	(2,740)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	175.00 USD	1/19/24	59	10,325	(3,376)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	185.00 USD	1/19/24	24	4,440	(784)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	190.00 USD	1/19/24	24	4,560	(595)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	200.00 USD	1/19/24	24	4,800	(338)
Roper Technologies, Inc.	Citigroup	Call	470.00 USD	8/18/23	30	14,100	(57,009)
Roper Technologies, Inc.	Citigroup	Call	480.00 USD	8/18/23	8	3,840	(10,173)
Roper Technologies, Inc.	Citigroup	Call	500.00 USD	8/18/23	8	4,000	(3,385)
Roper Technologies, Inc.	Citigroup	Call	520.00 USD	8/18/23	8	4,160	(817)
Roper Technologies, Inc.	Citigroup	Call	540.00 USD	8/18/23	8	4,320	(171)
Roper Technologies, Inc.	Citigroup	Call	490.00 USD	2/19/24	7	3,430	(20,634)
Roper Technologies, Inc.	Citigroup	Call	510.00 USD	2/19/24	7	3,570	(13,665)
S&P Global, Inc.	Bank of America	Call	370.00 USD	1/19/24	11	4,070	(54,272)
S&P Global, Inc.	Bank of America	Call	390.00 USD	1/19/24	11	4,290	(38,635)
S&P Global, Inc.	UBS	Call	400.00 USD	1/19/24	8	3,200	(22,989)
S&P Global, Inc.	Bank of America	Call	400.00 USD	1/19/24	11	4,400	(31,610)
S&P Global, Inc.	Bank of America	Call	410.00 USD	1/19/24	5	2,050	(11,464)
S&P Global, Inc.	UBS	Call	410.00 USD	1/19/24	7	2,870	(16,049)
S&P Global, Inc.	Bank of America	Call	420.00 USD	1/19/24	11	4,620	(19,595)
S&P Global, Inc.	Bank of America	Call	430.00 USD	1/19/24	5	2,150	(6,751)
S&P Global, Inc.	Bank of America	Call	450.00 USD	1/19/24	5	2,250	(3,707)
S&P Global, Inc.	Bank of America	Call	470.00 USD	1/19/24	5	2,350	(2,015)
Salesforce.com, Inc.	Goldman Sachs	Call	160.00 USD	1/19/24	39	6,240	(229,424)
Salesforce.com, Inc.	Goldman Sachs	Call	165.00 USD	1/19/24	77	12,705	(420,458)
Salesforce.com, Inc.	Goldman Sachs	Call	170.00 USD	1/19/24	38	6,460	(191,884)
Salesforce.com, Inc.	Goldman Sachs	Call	230.00 USD	1/19/24	22	5,060	(29,539)
Salesforce.com, Inc.	Goldman Sachs	Call	240.00 USD	1/19/24	22	5,280	(22,138)
Salesforce.com, Inc.	Goldman Sachs	Call	230.00 USD	6/21/24	7	1,610	(15,584)
Salesforce.com, Inc.	Goldman Sachs	Call	240.00 USD	6/21/24	7	1,680	(12,765)
Starbucks Corp.	Goldman Sachs	Call	100.00 USD	1/19/24	87	8,700	(61,611)
Starbucks Corp.	Goldman Sachs	Call	105.00 USD	1/19/24	87	9,135	(40,079)
Starbucks Corp.	Goldman Sachs	Call	115.00 USD	1/19/24	54	6,210	(9,359)
Stryker Corp.	Wells Fargo	Call	270.00 USD	1/19/24	32	8,640	(150,647)
Stryker Corp.	Wells Fargo	Call	280.00 USD	1/19/24	32	8,960	(125,489)
Stryker Corp.	Wells Fargo	Call	290.00 USD	1/19/24	32	9,280	(101,936)
Stryker Corp.	Wells Fargo	Call	300.00 USD	1/19/24	32	9,600	(80,179)
Stryker Corp.	Wells Fargo	Call	310.00 USD	1/19/24	22	6,820	(41,635)
Stryker Corp.	Wells Fargo	Call	320.00 USD	1/19/24	14	4,480	(19,099)

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

TE Connectivity, Ltd.	JPMorgan Chase	Call	125.00 USD	7/21/23	24	$3,000	$(38,786)
TE Connectivity, Ltd.	JPMorgan Chase	Call	130.00 USD	7/21/23	47	6,110	(53,632)
TE Connectivity, Ltd.	JPMorgan Chase	Call	135.00 USD	7/21/23	47	6,345	(30,830)
TE Connectivity, Ltd.	JPMorgan Chase	Call	140.00 USD	7/21/23	47	6,580	(9,719)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	440.00 USD	12/15/23	4	1,760	(5,403)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	460.00 USD	12/15/23	4	1,840	(2,909)
Texas Instruments, Inc.	Bank of America	Call	180.00 USD	1/19/24	62	11,160	(85,563)
Texas Instruments, Inc.	Bank of America	Call	190.00 USD	1/19/24	83	15,770	(73,597)
Texas Instruments, Inc.	Bank of America	Call	195.00 USD	1/19/24	83	16,185	(57,424)
Texas Instruments, Inc.	Bank of America	Call	200.00 USD	1/19/24	245	49,000	(130,647)
Texas Instruments, Inc.	Bank of America	Call	195.00 USD	6/21/24	14	2,730	(16,859)
Texas Instruments, Inc.	Bank of America	Call	200.00 USD	6/21/24	14	2,800	(14,206)
Thermo Fisher Scientific, Inc.	Citigroup	Call	560.00 USD	1/19/24	4	2,240	(9,014)
Thermo Fisher Scientific, Inc.	Citigroup	Call	590.00 USD	1/19/24	4	2,360	(4,962)
Thermo Fisher Scientific, Inc.	Citigroup	Call	600.00 USD	1/19/24	29	17,400	(29,307)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	610.00 USD	1/19/24	8	4,880	(6,589)
Thermo Fisher Scientific, Inc.	Citigroup	Call	610.00 USD	1/19/24	11	6,710	(9,060)
Thermo Fisher Scientific, Inc.	Citigroup	Call	620.00 USD	1/19/24	11	6,820	(7,394)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	630.00 USD	1/19/24	8	5,040	(4,393)
Thermo Fisher Scientific, Inc.	Citigroup	Call	630.00 USD	1/19/24	11	6,930	(6,040)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	660.00 USD	1/19/24	8	5,280	(2,406)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	690.00 USD	1/19/24	8	5,520	(1,324)
Transunion	Goldman Sachs	Call	65.00 USD	10/20/23	32	2,080	(49,251)
Transunion	Goldman Sachs	Call	70.00 USD	10/20/23	32	2,240	(36,186)
Transunion	Goldman Sachs	Call	80.00 USD	12/15/23	29	2,320	(17,205)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	550.00 USD	1/19/24	15	8,250	(12,290)
UnitedHealth Group, Inc.	Citigroup	Call	580.00 USD	1/19/24	49	28,420	(19,688)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	600.00 USD	1/19/24	52	31,200	(12,996)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/19/24	46	10,580	(100,254)
Visa, Inc.	Goldman Sachs	Call	240.00 USD	1/19/24	53	12,720	(81,350)
Visa, Inc.	Goldman Sachs	Call	245.00 USD	1/19/24	21	5,145	(26,215)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/19/24	46	11,500	(45,662)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/19/24	53	13,780	(31,417)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	6/21/24	4	1,000	(7,193)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	6/21/24	4	1,040	(5,243)
Yum! Brands, Inc.	Wells Fargo	Call	140.00 USD	1/19/24	211	29,540	(164,444)
Yum! Brands, Inc.	Citigroup	Call	145.00 USD	1/19/24	53	7,685	(27,288)
Yum! Brands, Inc.	Citigroup	Call	150.00 USD	1/19/24	53	7,950	(17,228)

Total (Premiums $10,395,130)							$(15,732,302)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value
Options Written	$(15,732,302)

See accompanying notes to the financial statements.

12

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investment securities, at cost	$1,026,701,883

Investment securities, at value(a)	$1,145,957,785
Cash	701,232
Interest and dividends receivable	2,359,078
Foreign currency, at value (cost $77,645)	81,196
Receivable for investments sold	4,061,435
Reclaims receivable	37,669
Prepaid expenses	2,178

Total Assets	1,153,200,573

Liabilities:
Payable for investments purchased	21,058,998
Payable for capital shares redeemed	301,640
Written Options (Premiums received $10,395,130)	15,732,302
Payable for collateral received on loaned securities	2,008,010
Management fees payable	633,679
Administration fees payable	8,804
Distribution fees payable	226,314
Custodian fees payable	361
Administrative and compliance services fees payable	102
Transfer agent fees payable	56
Trustee fees payable	669
Other accrued liabilities	1,525

Total Liabilities	39,972,460

Commitments and contingent liabilities^

Net Assets	$1,113,228,113

Net Assets Consist of:
Paid in capital	$860,075,434
Total distributable earnings	253,152,679

Net Assets	$1,113,228,113

Shares of beneficial interest (unlimited number of shares authorized, no par value)	61,567,216
Net Asset Value (offering and redemption price per share)	$18.08

(a)	Includes securities on loan of $2,002,940.
^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$11,565,136
Dividends	5,964,363
Income from securities lending	94,485
Foreign withholding tax	(46,839)

Total Investment Income	17,577,145

Expenses:
Management fees	4,093,359
Administration fees	135,938
Distribution fees	1,364,453
Custodian fees	8,040
Administrative and compliance services fees	3,879
Transfer agent fees	1,853
Trustee fees	14,270
Professional fees	11,709
Shareholder reports	6,366
Other expenses	8,223

Total expenses before reductions	5,648,090
Less Management fees contractually waived	(272,899)

Net expenses	5,375,191

Net Investment Income/(Loss)	12,201,954

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(10,246,602)
Net realized gains/(losses) on written options contracts	4,261,783
Change in net unrealized appreciation/depreciation on securities and foreign currencies	120,493,834
Change in net unrealized appreciation/depreciation on written options contracts	(9,999,964)

Net realized and Change in net unrealized gains/losses on investments	104,509,051

Change in Net Assets Resulting From Operations	$116,711,005

See accompanying notes to the financial statements.

13

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,201,954	$14,472,606
Net realized gains/(losses) on investments	(5,984,819)	126,083,725
Change in unrealized appreciation/depreciation on investments	110,493,870	(307,791,244)

Change in net assets resulting from operations	116,711,005	(167,234,913)

Distributions to Shareholders:
Distributions	—	(171,888,281)

Change in net assets resulting from distributions to shareholders	—	(171,888,281)

Capital Transactions:
Proceeds from shares issued	3,913,462	9,903,777
Proceeds from dividends reinvested	—	171,888,281
Value of shares redeemed	(84,273,089)	(189,545,650)

Change in net assets resulting from capital transactions	(80,359,627)	(7,753,592)

Change in net assets	36,351,378	(346,876,786)
Net Assets:
Beginning of period	1,076,876,735	1,423,753,521

End of period	$1,113,228,113	$1,076,876,735

Share Transactions:
Shares issued	224,389	525,081
Dividends reinvested	—	10,696,222
Shares redeemed	(4,901,872)	(9,869,718)

Change in shares	(4,677,483)	1,351,585

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

14

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$16.26		$21.94	$21.14	$19.66	$16.93	$18.03

Investment Activities:
Net Investment Income/(Loss)	0.19	(a)	0.23 (a)	0.16 (a)	0.19 (a)	0.26 (a)	0.41
Net Realized and Unrealized Gains/ (Losses) on Investments	1.63		(2.92)	3.54	3.10	3.79	(0.31)

Total from Investment Activities	1.82		(2.69)	3.70	3.29	4.05	0.10

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.23)	(0.29)	(0.42)	(0.17)
Net Realized Gains	—		(2.85)	(2.67)	(1.52)	(0.90)	(1.03)

Total Dividends	—		(2.99)	(2.90)	(1.81)	(1.32)	(1.20)

Net Asset Value, End of Period	$18.08		$16.26	$21.94	$21.14	$19.66	$16.93

Total Return(b)	11.19	%(c)	(12.09)%	18.12%	17.48%	24.38%	0.38%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$1,113,228		$1,076,877	$1,423,754	$1,336,254	$1,271,510	$1,079,607
Net Investment Income/(Loss)(d)	2.23%		1.21%	0.70%	0.97%	1.36%	2.25%
Expenses Before Reductions(d)(e)	1.03%		1.04%	1.05%	1.06%	1.05%	1.05%
Expenses Net of Reductions(d)	0.98%		0.99%	1.00%	1.01%	1.00%	1.00%
Portfolio Turnover Rate	44	%(c)	86%	49%	87%	45%	70%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,262 during the period ended June 30, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,008,010 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023. At June 30, 2023, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2023, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of June 30, 2023, securities valued at $92,425,417 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the period ended June 30, 2023, the monthly average notional amount for written options contracts was $1.5 Million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Options Contracts		$—	Written Options Contracts	$15,732,302

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Options Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$4,261,783	$(9,999,964)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2023. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023.

As of June 30, 2023, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Written option contracts	$—	$15,732,302

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$15,732,302
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$—	$15,732,302

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2023:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$546,345	$—	$(546,345)	$—	$—
Barclays	245,299	—	—	—	245,299
Citigroup	1,167,084	—	—	—	1,167,084
Goldman Sachs	2,359,506	—	(2,359,506)	—	—
JPMorgan Chase	4,120,492	—	—	—	4,120,492
UBS	1,408,862	—	(1,408,862)	—	—
Wells Fargo	5,884,714	—	(5,884,714)	—	—

Total	$15,732,302	$—	$(10,199,427)	$—	$5,532,875

* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

* The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024. The annual rate due to the Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level

19

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$740,784,760	$—	$—	$740,784,760
Preferred Stocks	4,481,826	—	—	4,481,826
Asset Backed Securities	—	1,302,766	—	1,302,766
Bank Loans	—	93,753,983	—	93,753,983
Corporate Bonds+	—	136,468,697	—	136,468,697
Yankee Debt Obligations+	—	2,647,971	—	2,647,971
U.S. Treasury Obligations	—	90,345,278	—	90,345,278
Short-Term Security Held as Collateral for Securities on Loan	2,008,010	—	—	2,008,010
Unaffiliated Investment Company	74,164,494	—	—	74,164,494

Total Investment Securities	821,439,090	324,518,695	—	1,145,957,785

Other Financial Instruments:*
Written Options	—	(15,732,302)	—	(15,732,302)

Total Investments	$821,439,090	$308,786,393	$—	$1,130,225,483

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$1,056,706	$105,047,045

For the period ended June 30, 2023 purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$97,040,989	$103,525,105

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not

20

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond the transition period, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

21

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 is $1,093,656,097. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$45,272,572
Unrealized (depreciation)	(56,964,269)

Net unrealized appreciation/(depreciation)	$(11,691,697)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL T. Rowe Price Capital Appreciation Fund	$157,037,927	$14,850,354	$171,888,281

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL T. Rowe Price Capital Appreciation Fund	$86,410,164	$67,544,746	$—	$(11,690,301)	$142,264,609

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) was attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

23

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

Item 2. Code of Ethics.

Not applicable—only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable—only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable—only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable—only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2023

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date	August 23, 2023